      As filed with the Securities and Exchange Commission on July 29, 1997


                                                      1933 Act File No. 2-92915
                                                      1940 Act File No. 811-4096
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                -----------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 31

                           AND REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 32


                           MFS MUNICIPAL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                       500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

         |_| immediately upon filing pursuant to paragraph (b)

         |X| on July 29, 1997 pursuant to paragraph (b)

         |_| 60 days after filing pursuant to paragraph (a)(i)
         |_| on [date] pursuant to paragraph (a)(i)
         |_| 75 days after filing pursuant to paragraph (a)(ii)
         |_| on [date] pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:
         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to Rule 24f-2, the Registrant has registered an indefinite number of its Shares of Beneficial Interest (without par value), under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice on behalf of all of its series for its fiscal year ended March 31, 1997 on May 23, 1997.


================================================================================

                           MFS MUNICIPAL SERIES TRUST

                         MFS ALABAMA MUNICIPAL BOND FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                         MFS FLORIDA MUNICIPAL BOND FUND
                         MFS GEORGIA MUNICIPAL BOND FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                      MFS MASSACHUSETTS MUNICIPAL BOND FUND
                       MFS MISSISSIPPI MUNICIPAL BOND FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS TENNESSEE MUNICIPAL BOND FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                      MFS WEST VIRGINIA MUNICIPAL BOND FUND
                            MFS MUNICIPAL INCOME FUND



                              CROSS REFERENCE SHEET


(Pursuant to Rule 404 showing location in Prospectus and/or Statement of Additional Information of the responses to the Items in Parts A and B of Form N-1A)


   ITEM NUMBER                                                          STATEMENT OF
FORM N-1A, PART A               PROSPECTUS CAPTION               ADDITIONAL INFORMATION
-----------------               ------------------               ----------------------

     1    (a), (b)        Front Cover Page                                     *

     2    (a)             Expense Summary                                      *

          (b), (c)        Synopsis (state funds only)                          *


     3    (a)             Condensed Financial                                  *
                           Information

          (b)                               *                                  *


          (c)             Information Concerning Shares                        *
                           of the Funds -  Performance
                           Information



   ITEM NUMBER                                                          STATEMENT OF
FORM N-1A, PART A               PROSPECTUS CAPTION               ADDITIONAL INFORMATION
-----------------               ------------------               ----------------------

          (d)             Condensed Financial                                  *
                           Information


     4    (a)             The Funds; Investment                                *
                           Objective and Policies;
                           Investment Techniques


          (b), (c)        Investment Objective and                             *
                           Policies; Investment
                           Techniques


     5    (a)             The Funds; Management of the                         *
                           Funds -Investment Adviser

          (b)             Front Cover Page; Management                         *
                           of the Funds - Investment
                           Adviser; Back Cover Page

          (c)             Management of the Funds -                            *
                           Investment Adviser

          (d)             Management of the Funds;                             *
                           Administrator

          (e)             Management of the Funds -                            *
                           Shareholder Servicing Agent;
                           Back Cover Page

          (f)             Expense Summary; Condensed                           *
                           Financial Information;
                           Information Concerning Shares
                           of the Funds - Expenses

          (g)             Information Concerning Shares                        *
                           of the Funds - Purchases;
                           Investment Objective and
                           Policies - Portfolio Trading


     5A   (a), (b), (c)                     **                                 **


   ITEM NUMBER                                                          STATEMENT OF
FORM N-1A, PART A               PROSPECTUS CAPTION               ADDITIONAL INFORMATION
-----------------               ------------------               ----------------------


     6    (a)             Information Concerning Shares                        *
                           of the Funds - Description
                           of Shares, Voting Rights and
                           Liabilities; Information
                           Concerning Shares of the Funds -
                           Redemptions and Repurchases;
                           Information Concerning Shares
                           of the Funds - Purchases;
                           Information Concerning
                           Shares of the Funds - Exchanges


          (b), (c), (d)                     *                                  *

          (e)             Shareholder Services                                 *


          (f)             Information Concerning Shares                        *
                           of the Funds - Distributions;
                           Shareholder Services - Distribution
                           Options

          (g)             Information Concerning Shares                        *
                           of the Funds - Tax Status;
                           Information Concerning Shares
                           of the Funds - Distributions

          (h)             The Funds; Information Concerning                    *
                           Shares of the Funds - Purchases

     7    (a)             Front Cover Page; Management                         *
                           of the Funds - Distributor; Back
                           Cover Page

          (b)             Information Concerning Shares                        *
                           of the Funds - Purchases;
                           Information Concerning Shares
                           of the Funds - Net Asset Value

          (c)             Information Concerning Shares                        *
                           of the Funds - Purchases;
                           Information Concerning Shares
                           of the Funds - Exchanges;
                           Shareholder Services

          (d)             Front Cover Page; Information                        *
                           Concerning Shares of the Funds -
                           Purchases; Shareholder Services



   ITEM NUMBER                                                          STATEMENT OF
FORM N-1A, PART A               PROSPECTUS CAPTION               ADDITIONAL INFORMATION
-----------------               ------------------               ----------------------


          (e)             Information Concerning Shares                        *
                           of the Funds - Distribution
                           Plan; Information Concerning
                           Shares of the Funds - Purchases;
                           Expense Summary; Expenses

          (f)             Information Concerning Shares                        *
                           of the Funds - Distribution
                           Plan

          (g)             Expense Summary; Information                         *
                           Concerning Shares of the Funds -
                           Purchases; Information Concerning
                           Shares of the Funds - Exchanges;
                           Information Concerning Shares of
                           the Funds - Redemptions and
                           Repurchases; Information
                           Concerning Shares of the Funds -
                           Distribution Plan; Information
                           Concerning Shares of the Funds
                           -Distributions; Information
                           Concerning Shares of the Funds
                           -Performance Information;
                           Shareholder Services

     8    (a)             Information Concerning Shares                        *
                           of the Funds - Redemptions
                           and Repurchases; Information
                           Concerning Shares of the Funds -
                           Purchases; Shareholder Services

          (b), (c), (d)   Information Concerning Shares                        *
                           of the Funds - Redemptions and
                           Repurchases


     9                                      *                                  *


   ITEM NUMBER                                                          STATEMENT OF
FORM N-1A, PART B               PROSPECTUS CAPTION               ADDITIONAL INFORMATION
-----------------               ------------------               ----------------------

    10    (a), (b)                          *                    Front Cover Page

    11                                      *                    Front Cover Page or
                                                                  Table of Contents

    12                                      *                    The Trust; Definitions

    13    (a), (b), (c)                     *                    Investment Objective;
                                                                  Policies and Restrictions;
                                                                  Investment Techniques

          (d)                               *                                  *


    14    (a), (b)                          *                    Management of the Funds-

                                                                  Trustees and Officers


          (c)                               *                    Management of the Funds -
                                                                  Trustees and Officers;
                                                                  Trustee Compensation
                                                                  Table


    15    (a)                               *                                  *


          (b), (c)                          *                    Management of the Funds -

                                                                  Trustees and Officers


    16    (a)             Management of the Funds -              Management of the Funds -
                           Investment Adviser                     Investment Adviser;
                                                                  Management of the Funds
                                                                  Trustees and Officers

          (b)             Management of the Funds -              Management of the Funds -

                           Investment Adviser                     Investment Adviser

          (c)                               *                                  *


          (d)                               *                    Management of the Funds -
                                                                  Investment Adviser

          (e)                               *                    Portfolio Transactions and
                                                                  Brokerage Commissions

          (f)             Information Concerning Shares          Distribution Plan
                           Shares of the Funds -
                           Distribution Plan



   ITEM NUMBER                                                          STATEMENT OF
FORM N-1A, PART B               PROSPECTUS CAPTION               ADDITIONAL INFORMATION
-----------------               ------------------               ----------------------

          (g)                               *                                  *


          (h)                               *                    Management of the Funds -
                                                                  Custodian; Independent
                                                                  Auditors and Financial
                                                                  Statements; Back Cover
                                                                  Page

          (i)                               *                    Management of the Funds -
                                                                  Shareholder Servicing
                                                                  Agent


    17    (a), (c), (d)                     *                    Portfolio Transactions and
                                                                  Brokerage Commissions

          (b), (e)                          *                                  *


    18    (a)             Information Concerning Shares          Description of Shares,
                           of the Funds - Purchases;              Voting Rights and Liabilities
                           Shareholder Services


          (b)                               *                                  *


    19    (a)             Information Concerning Shares          Shareholder Services
                           of the Funds - Purchases;
                           Shareholder Services

          (b)             Information Concerning Shares          Determination of Net Asset
                           of the Funds - Net Asset               Value; Performance
                           Value; Information Concerning          Information; Management
                           Shares of the Funds - Purchases        the Funds - Distributor


          (c)                               *                                  *

    20                                      *                    Tax Status


    21    (a), (b)                          *                    Management of the Funds -

                                                                  Distributor; Distribution
                                                                  Plan

          (c)                               *                                  *

    22    (a)                               *                                  *


   ITEM NUMBER                                                          STATEMENT OF
FORM N-1A, PART B               PROSPECTUS CAPTION               ADDITIONAL INFORMATION
-----------------               ------------------               ----------------------

          (b)                               *                    Determination of Net
                                                                  Asset Value; Performance
                                                                  Information

    23                                      *                    Independent Auditors
                                                                  and Financial
                                                                  Statements
-----------------------------
*     Not Applicable
**    Contained in Annual Report

[Logo]
INVESTMENT MANAGEMENT                        Prospectus
We invented the mutual fund(SM)              August 1, 1997





MFS(R) ALABAMA MUNICIPAL BOND FUND
MFS(R) ARKANSAS MUNICIPAL BOND FUND
MFS(R) CALIFORNIA MUNICIPAL BOND FUND
MFS(R) FLORIDA MUNICIPAL BOND FUND
MFS(R) GEORGIA MUNICIPAL BOND FUND
MFS(R) MARYLAND MUNICIPAL BOND FUND
MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
MFS(R) NEW YORK MUNICIPAL BOND FUND
MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
MFS(R) TENNESSEE MUNICIPAL BOND FUND
MFS(R) VIRGINIA MUNICIPAL BOND FUND
MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND




                               [Graphic Omitted]

                                           PROSPECTUS
                                           August 1, 1997
                                           Class A Shares of Beneficial Interest
MFS(R) MUNICIPAL                           Class B Shares of Beneficial Interest
SERIES TRUST                               Class C Shares of Beneficial Interest
(A member of the MFS Family of Funds(R))     (For Certain Funds)
--------------------------------------------------------------------------------
MFS Municipal Series Trust (the "Trust") is a mutual fund including the following 16 separate series: MFS Alabama Municipal Bond Fund (the "Alabama Fund"); MFS Arkansas Municipal Bond Fund (the "Arkansas Fund"); MFS California Municipal Bond Fund (the "California Fund"); MFS Florida Municipal Bond Fund (the "Florida Fund"); MFS Georgia Municipal Bond Fund (the "Georgia Fund");
MFS Maryland Municipal Bond Fund (the "Maryland Fund"); MFS Massachusetts Municipal Bond Fund (the "Massachusetts Fund"); MFS Mississippi Municipal Bond Fund (the "Mississippi Fund"); MFS New York Municipal Bond Fund (the "New York Fund"); MFS North Carolina Municipal Bond Fund (the "North Carolina Fund");
MFS Pennsylvania Municipal Bond Fund (the "Pennsylvania Fund"); MFS South Carolina Municipal Bond Fund (the "South Carolina Fund"); MFS Tennessee Municipal Bond Fund (the "Tennessee Fund"); MFS Virginia Municipal Bond Fund (the "Virginia Fund"); MFS West Virginia Municipal Bond Fund (the "West
Virginia Fund") (collectively referred to as the "Funds") and MFS Municipal Income Fund. The investment objective of each Fund is to provide current income exempt from federal income taxes and from the personal income taxes, if any, of the State to which its name refers. NOT MORE THAN ONE-THIRD OF THE NET ASSETS OF EACH FUND MAY BE INVESTED IN TAX-EXEMPT SECURITIES WHICH ARE RATED LOWER THAN THE THREE HIGHEST RATING CATEGORIES OF RECOGNIZED RATING AGENCIES
OR IN COMPARABLE UNRATED SECURITIES. SUCH SECURITIES GENERALLY INVOLVE GREATER VOLATILITY OF PRICE AND RISKS TO PRINCIPAL AND INCOME THAN SECURITIES IN THE HIGHER RATING CATEGORIES (see "Investment Objective and Policies" below). The minimum initial investment in a Fund is generally $1,000 per account (see "Information Concerning Shares of the Trust -- Purchases" below).


The investment adviser and distributor for each Fund are Massachusetts Financial Services Company ("MFS" or the "Adviser") and MFS Fund Distributors, Inc. ("MFD"), respectively, both of which are located at 500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY FINANCIAL INSTITUTION. SHARES OF MUTUAL FUNDS ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED, AND WILL FLUCTUATE IN VALUE. YOU MAY RECEIVE MORE OR LESS THAN YOU PAID WHEN YOU REDEEM YOUR SHARES.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MFS MUNICIPAL SERIES TRUST
500 Boylston Street, Boston, Massachusetts 02116  (617) 954-5000


This Prospectus sets forth concisely the information concerning the Trust and each Fund that a prospective investor ought to know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information, dated August 1, 1997, as amended or supplemented from time to time (the "SAI"), which contains more detailed information about the Trust and each Fund and is incorporated into this Prospectus by reference. See page 83 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). The SEC maintains an Internet World Wide Web site that contains the SAI, materials that are incorporated by reference into this Prospectus and the SAI, and other information regarding the Funds. This Prospectus is available on the Adviser's Internet World Wide Web site at http://www.mfs.com.

    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                              TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page
1.  Synopsis .............................................................    3
2.  Condensed Financial Information ......................................    8
3.  Investment Objective and Policies ....................................   52
4.  Management of the Trust ..............................................   59
5.  Information Concerning Shares of the Trust ...........................   62
        Purchases ........................................................   62
        Exchanges ........................................................   68
        Redemptions and Repurchases ......................................   68
        Distribution Plan ................................................   71
        Distributions ....................................................   73
        Tax Status .......................................................   74
        Net Asset Value ..................................................   79
        Description of Shares, Voting Rights and Liabilities .............   80
        Performance Information ..........................................   80
        Expenses .........................................................   81
6.  Shareholder Services .................................................   82
    Appendix A -- Waivers of Sales Charges ...............................   A-1
    Appendix B -- Tax Equivalent Yield Tables ............................   B-1
    Appendix C -- Description of Municipal Obligations and Ratings .......   C-1
    Appendix D -- Portfolio Composition Charts ...........................   D-1
    Appendix E -- Additional Information Concerning the Funds ............   E-1

1.  SYNOPSIS

EXPENSE SUMMARY
SHAREHOLDER TRANSACTION EXPENSES:
                                                                       CLASS A         CLASS B         CLASS C
                                                                       -------         -------         -------
Maximum Initial Sales Charge Imposed on Purchases of Shares of each
  Fund (as a percentage of offering price) ........................      4.75%           0.00%           0.00%
Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price or redemption proceeds, as applicable) ..  See Below(1)        4.00%           1.00%


THE FOLLOWING ANNUAL OPERATING EXPENSES FOR EACH CLASS OF SHARES OF EACH FUND ARE SHOWN AFTER APPLICABLE FEE REDUCTIONS AND REIMBURSEMENTS, AS DESCRIBED IN THE FOOTNOTES.

ANNUAL OPERATING EXPENSES OF CLASS A SHARES OF EACH FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):




                                                        ALABAMA         ARKANSAS       CALIFORNIA       FLORIDA         GEORGIA
                                                         FUND             FUND            FUND            FUND           FUND
                                                        -------         --------       ----------       -------         -------
Management Fees(2) .................................     0.45%           0.45%            0.40%          0.45%           0.45%
Rule 12b-1 Fees(3) .................................     0.25%(4)        0.10%(4)         0.00%(4)       0.00%(4)        0.25%(4)
Other Expenses(8) ..................................     0.30%           0.27%            0.26%          0.31%           0.29%
                                                         ----            ----             ----           ----            ----
Total Operating Expenses(9) ........................     1.00%           0.82%            0.66%          0.76%           0.99%

                                                                                                                         NORTH
                                                       MARYLAND      MASSACHUSETTS     MISSISSIPPI      NEW YORK       CAROLINA
                                                         FUND             FUND            FUND            FUND           FUND
                                                       --------      -------------     -----------      --------       --------
Management Fees(2) .................................     0.45%           0.45%            0.45%          0.45%           0.45%
Rule 12b-1 Fees(3) .................................     0.35%           0.35%            0.00%(4)       0.25%(4)        0.35%
Other Expenses(8) ..................................     0.29%           0.29%            0.31%          0.31%           0.25%
                                                         ----            ----             ----           ----            ----
Total Operating Expenses(9) ........................     1.09%           1.09%            0.76%          1.01%           1.05%

                                                                         SOUTH                                           WEST
                                                     PENNSYLVANIA       CAROLINA        TENNESSEE       VIRGINIA       VIRGINIA
                                                         FUND             FUND            FUND            FUND           FUND
                                                     ------------       --------        ---------       --------       --------
Management Fees(2) .................................     0.45%           0.45%            0.45%          0.45%           0.45%
Rule 12b-1 Fees(3) .................................     0.00%(4)        0.35%            0.35%          0.35%           0.35%
Other Expenses(8) ..................................     0.00%(5)        0.27%            0.27%          0.25%           0.27%
                                                         ----            ----             ----           ----            ----
Total Operating Expenses(9) ........................     0.45%           1.07%            1.07%          1.05%           1.07%

ANNUAL OPERATING EXPENSES OF CLASS B SHARES OF EACH FUND (AS A PERCENTAGE OF
AVERAGE NET ASSETS):

                                                        ALABAMA         ARKANSAS       CALIFORNIA       FLORIDA         GEORGIA
                                                         FUND             FUND            FUND            FUND           FUND
                                                        -------         --------       ----------       -------         -------
Management Fees(2) .................................     0.45%           0.45%            0.40%          0.45%           0.45%
Rule 12b-1 Fees(6) .................................     1.00%           0.84%(7)         0.83%(7)       0.81%(7)        1.00%
Other Expenses(8) ..................................     0.30%           0.27%            0.26%          0.31%           0.29%
                                                         ----            ----             ----           ----            ----
Total Operating Expenses(9) ........................     1.75%           1.56%            1.49%          1.57%           1.74%

                                                                                                                         NORTH
                                                       MARYLAND      MASSACHUSETTS     MISSISSIPPI      NEW YORK       CAROLINA
                                                         FUND             FUND            FUND            FUND           FUND
                                                       --------      -------------     -----------      --------       --------
Management Fees(2) .................................     0.45%           0.45%            0.45%          0.45%           0.45%
Rule 12b-1 Fees(6) .................................     1.00%           1.00%            0.80%(7)       1.00%           1.00%
Other Expenses(8) ..................................     0.29%           0.29%            0.31%          0.31%           0.25%
                                                         ----            ----             ----           ----            ----
Total Operating Expenses(9) ........................     1.74%           1.74%            1.56%          1.76%           1.70%

                                                                         SOUTH                                           WEST
                                                     PENNSYLVANIA       CAROLINA        TENNESSEE       VIRGINIA       VIRGINIA
                                                         FUND             FUND            FUND            FUND           FUND
                                                     ------------       --------        ---------       --------       --------
Management Fees(2) .................................     0.45%           0.45%            0.45%          0.45%           0.45%
Rule 12b-1 Fees(6) .................................     0.80%(7)        1.00%            1.00%          1.00%           1.00%
Other Expenses(8) ..................................     0.00%(5)        0.27%            0.27%          0.25%           0.27%
                                                         ----            ----             ----           ----            ----
Total Operating Expenses(9) ........................     1.25%           1.72%            1.72%          1.70%           1.72%


ANNUAL OPERATING EXPENSES OF CLASS C SHARES OF EACH FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):

                                                                                                         NORTH
                                                                                       CALIFORNIA       CAROLINA       VIRGINIA
                                                                                          FUND            FUND           FUND
                                                                                       ----------       --------       --------
Management Fees(2) ..................................................................     0.40%          0.45%           0.45%
Rule 12b-1 Fees(6) ..................................................................     1.00%          1.00%           1.00%
Other Expenses(8) ...................................................................     0.26%          0.25%           0.25%
                                                                                          ----           ----            ----
Total Operating Expenses(9) .........................................................     1.66%          1.70%           1.70%

------------
 (1)Purchases of $1 million or more and certain purchases by retirement plans are not subject to an initial sales charge; however, a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases (see "Purchases" below).
 (2)The Adviser has voluntarily reduced its management fee for an indefinite period of time as follows:

                                         REDUCED ADVISORY FEE                                       REDUCED ADVISORY FEE
                                           AS A % OF AVERAGE                                          AS A % OF AVERAGE
FUND                                       DAILY NET ASSETS     FUND                                  DAILY NET ASSETS
----                                     --------------------   ----                                --------------------
Alabama .................................        0.45%          Mississippi ........................        0.45%
Arkansas ................................        0.45           New York ...........................        0.45
California ..............................        0.40           North Carolina .....................        0.45
Florida .................................        0.45           South Carolina .....................        0.45
Georgia .................................        0.45           Tennessee ..........................        0.45
Maryland ................................        0.45           Virginia ...........................        0.45
Massachusetts ...........................        0.45           West Virginia ......................        0.45

    Also the Adviser has reduced the Pennsylvania Fund's management fee to 0.35% per annum of the Fund's average daily net assets. Beginning October 1, 1997, the Adviser will reduce the Pennsylvania Fund's management fee to 0.45% per annum of the Fund's average daily net assets.
    Absent these reductions, Management Fees would have been 0.55% for each Fund. See "Management of the Trust" below.

 (3)Each Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the net assets of the Fund attributable to Class A shares. Currently, a portion of the fees attributable to Class A shares payable under the Distribution Plan with respect to certain Funds are not being imposed (see footnote 4 below). Distribution expenses paid under this Plan, with respect to Class A shares, together with the initial sales charge, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Trust -- Distribution Plan" below.
 (4)For the California, Florida and Mississippi Funds, fees payable under the Distribution Plan with respect to Class A shares will commence on such date or dates as the Trustees of the Trust may determine. For the Pennsylvania Fund, the 0.25% per annum Class A service fee will commence when net assets attributable to Class A shares first equal or exceed $50 million and payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine. For the Arkansas Fund, a portion of the Class A service fee equal to 0.10% per annum is currently being paid; payment of the remaining portion of the Class A service fee and payment of the 0.10% per annum Class A distribution fee will commence on such date or dates as the Trustees of the Trust may determine. For the Alabama, Georgia and New York Funds, payment of the 0.10% per annum Class A distribution fee will commence on such date or dates as the Trustees of the Trust may determine. See "Information Concerning Shares of the Trust -- Distribution Plan" below.
 (5)The Adviser has agreed to bear the expenses for the Pennsylvania Fund, subject to reimbursement by the Fund, such that "Other Expenses" do not exceed 0.40% per annum of each Fund's average daily net assets during the current fiscal year. While the Adviser is entitled to be reimbursed by the Pennsylvania Fund for bearing the Fund's expenses, the Adviser is currently waiving its right to reimbursement. Absent these arrangements, "Other Expenses" would have been 0.44% for Class A shares and 0.44% for Class B shares, respectively. See "Information Concerning Shares of the Trust -- Expenses."
 (6)The Distribution Plan provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average net daily assets attributable to Class B shares and Class C shares, respectively. Currently, a portion of the fees attributable to Class B shares payable under the Distribution Plan with respect to certain Funds are not being imposed (see footnote 7 below). Distribution expenses paid under the Distribution Plan with respect to Class B or Class C shares, together with any CDSC payable upon redemption of Class B and Class C shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Trust -- Distribution Plan" below.
 (7)Except in the case of the 0.25% per annum Class B service fee paid by the relevant Fund upon the sale of Class B shares in the first year, payment of the Class B service fee has been suspended for the California, Florida and Mississippi Funds until such date or dates as the Trustees of the Trust may determine. Except in the case of the 0.25% per annum Class B service fee paid by the Arkansas Fund upon the sale of Class B shares, the Class B service fee has been set by the Trust's Board of Trustees at 0.10% per annum and may be increased to a maximum of 0.25% per annum on such date as the Trustees of the Trust may determine. Except in the case of the 0.25% per annum Class B service fee paid by the Pennsylvania Fund upon the sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Class A service fee first becomes payable under the Distribution Plan. See "Information Concerning Shares to the Trust -- Distribution Plan" below.
 (8)Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
 (9)Absent any fee reductions and/or expense reimbursement arrangements as described above, "Total Operating Expenses" for Class A, Class B and Class
    C shares of the Funds would have been as follows:

FUND                                      CLASS A      CLASS B      CLASS C
----                                      -------      -------      -------
Alabama ...............................    1.10%        1.85%         N/A
Arkansas ..............................    0.92         1.66          N/A
California ............................    0.81         1.64         1.81%
Florida ...............................    0.86         1.67          N/A
Georgia ...............................    1.09         1.84          N/A
Maryland ..............................    1.19         1.84          N/A
Massachusetts .........................    1.19         1.84          N/A
Mississippi ...........................    0.86         1.66          N/A
New York ..............................    1.11         1.86          N/A
North Carolina ........................    1.15         1.80         1.79
Pennsylvania ..........................    0.99         1.79          N/A
South Carolina ........................    1.17         1.82          N/A
Tennessee .............................    1.17         1.82          N/A
Virginia ..............................    1.15         1.80         1.79
West Virginia .........................    1.17         1.82          N/A

                             EXAMPLE OF EXPENSES

An investor would pay the following dollar amounts of expenses on a hypothetical $1,000 investment in a Fund, assuming (a) 5% annual return and
(b) redemption at the end of each of the time periods indicated (unless otherwise noted):

                    ALABAMA                ARKANSAS                   CALIFORNIA                             FLORIDA
                     FUND                    FUND                        FUND                                  FUND
          ------------------------- -------------------------- -------------------------    ---------------------------------------
          CLASS A     CLASS B       CLASS A      CLASS B       CLASS A      CLASS B           CLASS C    CLASS A     CLASS B
PERIOD    ------- ----------------- -------  ----------------- -------  ----------------    -----------  ------- ------------------
------
                             (1)                        (1)                        (1)             (1)                      (1)
1 year ..  $ 57   $ 58      $ 18      $ 55   $ 56      $ 16      $ 54   $ 55      $ 15      $ 27   $ 17   $ 55   $ 56      $ 16
3 years..    78     85        55        72     79        49        68     77        47        52     52     71     80        50
5 years..   100    115        95        91    105        85        83    101        81        90     90     88    106        86
10 years.   164    186(2)    186(2)    144    166(2)    166(2)    126    155(2)    155(2)    197    197    137    165(2)    165(2)

                                   GEORGIA                  MARYLAND                  MASSACHUSETTS             MISSISSIPPI
                                    FUND                      FUND                        FUND                     FUND
                          ----------------------    -------------------------  -------------------------  -------------------------
                          CLASS A       CLASS B     CLASS A       CLASS B      CLASS A     CLASS B        CLASS A      CLASS B
PERIOD                    ------- --------------    -------  ----------------  -------  ----------------  -------  ----------------
------
                                             (1)                        (1)                        (1)                        (1)
1 year .................   $ 57   $ 58      $ 18      $ 58   $ 58      $ 18      $ 58   $ 58      $ 18      $ 55   $ 56      $ 16
3 years ................     78     85        55        81     85        55        81     85        55        71     79        49
5 years ................    100    114        94       105    114        94       105    114        94        88    105        85
10 years ...............    163    185(2)    185(2)    174    188(2)    188(2)    174    188(2)    188(2)    137    164(2)    164(2)

                     NEW YORK                    NORTH CAROLINA                    PENNSYLVANIA               SOUTH CAROLINA
                       FUND                            FUND                            FUND                        FUND
            -------------------------  --------------------------------------- ------------------------   -------------------------
            CLASS A       CLASS B      CLASS A      CLASS B          CLASS C   CLASS A       CLASS B      CLASS A       CLASS B
PERIOD      ------- -----------------  ------- -----------------   ----------- -------  ----------------  -------  -----------------
------
                               (1)                        (1)              (1)                     (1)                        (1)
1 year ...   $ 57   $ 58      $ 18      $ 58   $ 57      $ 17      $ 27   $ 17   $ 52   $ 53      $ 13      $ 58   $ 57      $ 17
3 years ..     78     85        55        79     84        54        54     54     61     70        40        80     84        54
5 years ..    101    115        95       103    112        92        92     92     72     89        69       104    113        93
10 years .    165    187(2)    187(2)    170    183(2)    183(2)    201    201    101    129(2)    129(2)    172    186(2)    186(2)

                                     TENNESSEE                               VIRGINIA                       WEST VIRGINIA
                                        FUND                                   FUND                              FUND
                             --------------------------    -------------------------------------------  ---------------------------
                             CLASS A        CLASS B        CLASS A        CLASS B            CLASS C    CLASS A        CLASS B
PERIOD                       -------  -----------------    -------  ------------------    ------------  -------   ------------------
------
                                                  (1)                           (1)                (1)                        (1)
1 year ...................    $ 58    $ 57       $ 17       $ 58    $ 57       $ 17       $ 27    $ 17    $ 58    $ 57       $ 17
3 years ..................      80      84         54         79      84         54         54      54      80      84         54
5 years ..................     104     113         93        103     112         92         92      92     104     113         93
10 years .................     172     186(2)     186(2)     170     183(2)     183(2)     201     201     172     186(2)     186(2)


-----------
(1)Assumes no redemption.
(2)Class B shares convert to Class A shares approximately eight years after purchase; therefore years nine and ten reflect Class A expenses.

THE "EXAMPLE" SET FORTH ABOVE REFLECTS THE IMPOSITION OF THE MAXIMUM SALES CHARGE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF A FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


The purpose of the expense table is to assist investors in understanding the various costs and expenses that a shareholder in a Fund will bear directly or indirectly. More complete descriptions of the following Trust expenses are set forth in the following sections of the Prospectus: (i) varying sales charges on share purchases -- "Purchases"; (ii) varying CDSCs -- "Purchases"; (iii) management fees -- "Management of the Trust -- Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees -- "Distribution Plan."

THE TRUST
The Trust is an open-end, management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1984. The Trust presently consists of 16 separate series, each of which represents a portfolio with separate investment policies. This Prospectus offers shares of the Alabama Fund, the Arkansas Fund, the California Fund, the Florida Fund, the Georgia Fund, the Maryland Fund, the Massachusetts Fund, the Mississippi Fund, the New York Fund, the North Carolina Fund, the Pennsylvania Fund, the South Carolina Fund, the Tennessee Fund, the Virginia Fund and the West Virginia Fund (each of which is a non-diversified series). Shares of the remaining series of the Trust, the MFS Municipal Income Fund, which is a diversified series, are offered and sold pursuant to a separate prospectus and statement of additional information.

Each Fund currently offers Class A and Class B shares for sale to the general public. In addition, the California Fund, the North Carolina Fund and the Virginia Fund currently offer Class C shares for sale to the general public. Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a CDSC of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans) and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year and an annual distribution and service fee of 1.00% per annum. Class A and Class C shares do not convert to any other class of shares.

Each Fund is "non-diversified" which means that each Fund will be able to invest, subject to the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), more than 5% of its assets in obligations of each of one or more issuers. The proceeds of sales of shares of each Fund are used to buy securities for the portfolio of that Fund. The Trust's Board of Trustees provides broad supervision over the affairs of the Trust and each Fund. The Adviser is responsible for the management of the Funds' assets and the officers of the Funds are responsible for their operations. The Adviser manages the portfolios from day to day in accordance with each Fund's investment objectives and policies. The selection of investments and the way they are managed depend on the conditions and trends in the economy and the financial market places.

INVESTMENT OBJECTIVE AND POLICIES
The investment objective of each Fund is to provide current income exempt from federal income taxes and from the personal income taxes, if any, of the State to which its name refers. Not more than one-third of each Fund's net assets may be invested in tax-exempt securities which are rated lower than the three highest grades of recognized rating agencies or comparable unrated securities. Such securities generally involve greater volatility of price and risks to principal and income than securities in the higher rating categories. Prospective investors should be aware that the net asset value of the shares of each Fund (as with any open-end investment company) will change as the general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of such a portfolio can be expected to decline (see "Investment Objective and Policies" below).

INVESTMENT ADVISER
MFS is the Trust's investment adviser. The Adviser is responsible for the management of the assets of each Fund, and manages the portfolio of each Fund from day to day in accordance with its investment objective and policies. For these management and other services, the Adviser receives a management fee from the Trust on behalf of each Fund computed and paid monthly at an annual rate equal to 0.55% of the Fund's average daily net assets. For certain Funds, the Adviser has voluntarily reduced the management fee. See "Expense Summary" and "Management of the Trust" in this Prospectus. The MFS organization, with a history of money management dating back to 1924, advises and administers each of the other funds in the MFS Family of Funds (the "MFS Funds"). MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., manage assets for certain other registered investment companies and for substantial private clients.


NET ASSET VALUE OF SHARES
The value of each share of each class of each Fund is its net asset value. The net asset value per share of each class of shares is determined by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. The value of each share of each class of each Fund changes daily as the aggregate value of the securities in the portfolio of that Fund increases or decreases. See "Net Asset Value" below. Therefore, the value of shares owned by a shareholder may be more or less than the shareholder's cost.


PURCHASE OF SHARES
Shares of each Fund are continuously sold to the public and may be purchased through any securities dealer or other financial institution having a selling agreement with MFD in its capacity as the Trust's distributor. Each Fund currently offers Class A and Class B shares to the public. In addition, the California Fund, the North Carolina Fund and the Virginia Fund currently offer Class C shares to the public (see "Information Concerning Shares of the Trust -- Purchases" below).

DISTRIBUTIONS
The Trust intends to declare daily and pay monthly dividends to the shareholders of each class from the net investment income of the Fund allocable to that class. If a Fund has profits from the sale of securities from its portfolio (after taking into account any available capital losses, including capital loss carryforwards from prior years), one or more capital gain distributions will be made to shareholders of the Fund during the calendar year. A shareholder may elect to receive dividends and capital gain distributions in either cash or additional shares (see "Information Concerning Shares of the Trust -- Distributions" below).

REDEMPTION OF SHARES
The Trust will buy back shares of each Fund at their net asset value (subject, in the case of Class B and Class C shares and certain Class A shares, to any applicable CDSC) determined either on the day a dealer places an order or on the day a shareholder's instructions are received in proper form by the Shareholder Servicing Agent. The Trust reserves the right to pay the redemption price, either totally or partially, by a distribution in kind of securities from the portfolio of a Fund (instead of cash) (see "Information Concerning Shares of the Trust -- Redemptions and Repurchases" below).

EXCHANGE AND OTHER PRIVILEGES
Shareholders have the right to obtain quantity discounts on sales charges for purchases of Class A shares under certain circumstances. Additionally, shareholders have the right to exchange shares of a class of a Fund for shares of the same class of another Fund (subject to residency requirements) or the same class of shares of certain of the other MFS Funds (see "Information Concerning Shares of the Trust -- Exchanges" and "Shareholder Services" below).


2.  CONDENSED FINANCIAL INFORMATION
The following information has been audited for at least the latest five fiscal years of each Fund and should be read in conjunction with the financial statements included in the Funds' Annual Reports to Shareholders, which are incorporated by reference into the SAI in reliance upon the reports of the Funds' independent auditors given upon their authority as experts in accounting and auditing. The Fund's current independent auditors are Deloitte & Touche LLP.

Further information about the performance of each Fund is contained in the Funds' Annual Reports to Shareholders, which can be obtained from the Shareholder Servicing Agent (see back cover for address and phone number) without charge.

                                                        FINANCIAL HIGHLIGHTS



                                                                                        ALABAMA FUND
                                                  ----------------------------------------------------------------------------------
                                                                               TWO MONTHS
                                                                                  ENDED
                                                       YEAR ENDED MARCH 31,      MARCH 31,             YEAR ENDED JANUARY 31,
                                                  ---------------------------- -----------    --------------------------------------
                                                    1997      1996      1995      1994         1994       1993     1992       1991
                                                    ----      ----      ----      ----         ----       ----     ----       ----
                                                                                        CLASS A
                                                  ----------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period .......... $ 10.52   $ 10.34   $ 10.27    $ 10.98      $ 10.33   $  9.95   $  9.65   $  9.53
                                                  -------   -------   -------    -------      -------   -------   -------   -------
Income from investment operations# --
  Net investment income(S) ...................... $  0.56   $  0.55   $  0.56    $  0.09      $  0.55   $  0.56   $  0.60   $  0.59
  Net realized and unrealized gain (loss) on
   investments ..................................    0.04      0.18      0.09      (0.71)        0.69      0.41      0.41      0.08
                                                  -------   -------   -------    -------      -------   -------   -------   -------
    Total from investment operations ............ $  0.60   $  0.73   $  0.65    $ (0.62)     $  1.24   $  0.97   $  1.01   $  0.67
                                                  -------   -------   -------    -------      -------   -------   -------   -------
Less distributions declared to shareholders --
  From net investment income .................... $ (0.55)  $ (0.55)  $ (0.55)   $ (0.08)     $ (0.54)  $ (0.58)  $ (0.65)  $ (0.55)
  From net realized gain on investments .........   (0.09)     --        --         --          (0.04)    (0.01)    (0.06)     --
  In excess of net investment income(++) ........    --        --        --        (0.01)       (0.01)     --       (0.00)     --
  In excess of net realized gain on investments .    --        --       (0.03)      --           --        --        --        --
                                                  -------   -------   -------    -------      -------   -------   -------   -------
    Total distributions declared to
      shareholders .............................. $ (0.64)  $ (0.55)  $ (0.58)   $ (0.09)     $ (0.59)  $ (0.59)  $ (0.71)  $ (0.55)
                                                  -------   -------   -------    -------      -------   -------   -------   -------
Net asset value -- end of period ................ $ 10.48   $ 10.52   $ 10.34    $ 10.27      $ 10.98   $ 10.33   $  9.95   $  9.65
                                                  =======   =======   =======    =======      =======   =======   =======   =======
Total return(+) .................................    5.82%     7.13%     6.51%     (5.66)%++    12.26%    10.08%    10.92%     7.31%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
 DATA(S):

  Expenses## ....................................    1.10%     1.14%     1.15%      1.18%+       1.21%     1.08%     0.95%     0.57%
  Net investment income .........................    5.28%     5.18%     5.47%      5.17%+       5.13%     5.79%     6.19%     6.63%
PORTFOLIO TURNOVER ..............................      22%       37%       30%         4%          12%       17%       23%       64%
NET ASSETS AT END OF PERIOD (000 OMITTED) ....... $76,928   $82,484   $83,805    $81,501      $87,344   $67,678   $48,476   $22,076
----------
   +Annualized.
  ++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For the fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++)For the year ended January 31, 1992, the per share distribution in excess of net investment income was $0.004.
 (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

      Net investment income .....................   --       $ 0.54    $ 0.55     $ 0.09       $ 0.54    $ 0.55    $ 0.59    $ 0.52
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## ..............................   --         1.24%     1.25%      1.28%+       1.31%     1.18%     1.08%     1.33%
        Net investment income ...................   --         5.08%     5.37%      5.07%+       5.03%     5.69%     6.06%     5.87%

                                                      FINANCIAL HIGHLIGHTS
                                                                                                ALABAMA FUND
                                                                       ------------------------------------------------------------
                                                                                                           TWO MONTHS
                                                                                                             ENDED     PERIOD ENDED
                                                                              YEAR ENDED MARCH 31,          MARCH 31,   JANUARY 31,
                                                                        ------------------------------     ----------   -----------
                                                                        1997         1996         1995        1994        1994**
                                                                        ----         ----         ----        ----        ------
                                                                                                CLASS B
                                                                       ----------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period ............................    $10.52       $10.34       $10.27       $10.98     $10.93
                                                                       ------       ------       ------       ------     ------
Income from investment operations# --
  Net investment income ...........................................    $ 0.47       $ 0.46       $ 0.47       $ 0.08     $ 0.18
  Net realized and unrealized gain (loss) on investments ..........      0.04         0.18         0.09        (0.71)      0.07
                                                                       ------       ------       ------       ------     ------
    Total from investment operations ..............................    $ 0.51       $ 0.64       $ 0.56       $(0.63)    $ 0.25
                                                                       ------       ------       ------       ------     ------
Less distributions declared to shareholders --
  From net investment income ......................................    $(0.47)      $(0.46)      $(0.46)      $(0.08)    $(0.18)
  From net realized gain on investments ...........................     (0.08)         --           --           --       (0.02)
  In excess of net realized gain on investments ...................       --           --         (0.03)         --         --
                                                                       ------       ------       ------       ------     ------
    Total distributions declared to shareholders ..................    $(0.55)      $(0.46)      $(0.49)      $(0.08)    $(0.20)
                                                                       ------       ------       ------       ------     ------
Net asset value -- end of period ..................................    $10.48       $10.52       $10.34       $10.27     $10.98
                                                                       ======       ======       ======       ======     ======
Total return ......................................................     4.98%        6.25%        5.64%      (5.79)%++    2.29%++
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses## ......................................................     1.90%        1.96%        1.97%        2.01%+      1.98%+
  Net investment income ...........................................     4.48%        4.34%        4.63%        4.30%+      3.98%+
PORTFOLIO TURNOVER ................................................       22%          37%          30%           4%         12%
NET ASSETS AT END OF PERIOD (000 OMITTED) .........................    $7,281       $6,139       $4,396       $2,849      $2,269
----------

** For the period from the commencement of offering Class B shares, September 7, 1993, to January 31, 1994.
 + Annualized.
++ Not annualized.
 # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

                                                      FINANCIAL HIGHLIGHTS
                                                                        ARKANSAS FUND
                           -------------------------------------------------------------------------------------------
                                                                         TWO MONTHS
                                                                            ENDED         YEAR ENDED     PERIOD ENDED
                                     YEAR ENDED MARCH 31,                 MARCH 31,      JANUARY 31,      JANUARY 31,
                           -----------------------------------------    -------------    ------------    -------------
                               1997           1996           1995           1994             1994            1993*
                               ----           ----           ----           ----             ----            -----
                                                                     CLASS A
                           -------------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period .......   $ 9.75         $ 9.66         $ 9.69         $10.47            $ 9.88         $ 9.53
                                ------         ------         ------         ------            ------         ------
Income from investment
  operations# --
  Net investment income(S) ..   $ 0.50         $ 0.50         $ 0.53         $ 0.09            $ 0.56         $ 0.58
  Net realized and
    unrealized gain (loss)
    on investments ..........    (0.03)          0.09           0.02          (0.77)             0.60           0.35
                                ------         ------         ------         ------            ------         ------
    Total from investment
      operations ............   $ 0.47         $ 0.59         $ 0.55         $(0.68)           $ 1.16         $ 0.93
                                ------         ------         ------         ------            ------         ------
Less distributions
  declared to shareholders--
  From net investment income    $(0.50)        $(0.50)        $(0.53)        $(0.08)           $(0.55)        $(0.58)
  From net realized gain
    on investments(++) .....       --             --             --             --              (0.00)           --
  In excess of net
    investment income ......       --             --             --           (0.02)            (0.02)           --
  In excess of net realized
    gain on investments(++).       --             --           (0.05)           --              (0.00)           --
                                ------         ------         ------         ------            ------         ------
    Total distributions
      declared to
      shareholders .........    $(0.50)        $(0.50)        $(0.58)        $(0.10)           $(0.57)        $(0.58)
                                ------         ------         ------         ------            ------         ------
Net asset value -- end
  of period ................    $ 9.72         $ 9.75         $ 9.66         $ 9.69            $10.47         $ 9.88
                                ======         ======         ======         ======            ======         ======
Total return(+) ............     4.87%          6.19%          5.90%        (6.61)%++          11.95%          10.11%++
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA(S):
  Expenses## ...............     0.92%          0.93%          0.75%         0.75%+            0.63%            0.16%+
  Net investment income ....     5.14%          5.10%          5.51%         5.21%+            5.30%            6.04%+
PORTFOLIO TURNOVER .........        9%             6%            24%            1%                3%              10%
NET ASSETS AT END OF
  PERIOD (000 OMITTED) .....  $144,263       $172,907       $187,105      $195,042          $203,542         $124,644

----------
   * For the period from the commencement of investment operations, February 3, 1992, to January 31, 1993.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended January 31, 1994, the per share distribution from net realized gain on investments and in excess of net realized gain on investments were $0.0015 and $0.0003, respectively.
 (S) The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income        --             --          $ 0.52         $ 0.09            $ 0.53         $ 0.52
      RATIOS (TO AVERAGE
        NET ASSETS):
        Expenses## .........       --             --            0.82%         0.96%+             0.91%         0.75%+
        Net investment income      --             --            5.43%         5.01%+             5.01%         5.45%+

                                                      FINANCIAL HIGHLIGHTS
                                                                     ARKANSAS FUND
                                      ---------------------------------------------------------------------------
                                                                                  TWO MONTHS
                                                                                     ENDED         PERIOD ENDED
                                                  YEAR ENDED MARCH 31,              MARCH 31,       JANUARY 31,
                                       ---------------------------------------    -------------    -------------
                                            1997           1996           1995           1994            1994**
                                           ------         ------         ------         ------           ------
                                                                        CLASS B
                                      ---------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH
  PERIOD):
Net asset value -- beginning of
  period ..........................        $ 9.75         $ 9.65         $ 9.69         $10.47           $10.42
                                           ------         ------         ------         ------           ------
Income from investment operations# --
  Net investment income(S) ........        $ 0.42         $ 0.42         $ 0.42         $ 0.07           $ 0.23
  Net realized and unrealized gain
    (loss) on investments .........         (0.03)          0.10           0.01          (0.78)           (0.04)
                                           ------         ------         ------         ------           ------
    Total from investment
      operations ..................        $ 0.39         $ 0.52         $ 0.43         $(0.71)          $ 0.19
                                           ------         ------         ------         ------           ------
Less distributions declared to
shareholders --
  From net investment income ......        $(0.42)        $(0.42)        $(0.42)        $(0.07)          $(0.14)
  From net realized gain on
    investments(++) ...............           --             --             --             --             (0.00)
  In excess of net investment
    income(+++) ...................           --             --             --           (0.00)           (0.00)
  In excess of net realized gain on
    investments(++) ...............           --             --           (0.05)           --             (0.00)
                                           ------         ------         ------         ------           ------
    Total distributions declared to
      shareholders ................        $(0.42)        $(0.42)        $(0.47)        $(0.07)          $(0.14)
                                           ------         ------         ------         ------           ------
Net asset value -- end of period ..        $ 9.72         $ 9.75         $ 9.65         $ 9.69           $10.47
                                           ======         ======         ======         ======           ======
Total return ......................         4.05%          5.43%          4.67%        (6.81)%++          2.18%++
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S)
  Expenses## ......................         1.71%          1.76%          1.84%          1.82%+           1.75%+
  Net investment income ...........         4.34%          4.27%          4.40%          4.11%+           3.87%+
PORTFOLIO TURNOVER ................            9%             6%            24%             1%               3%
NET ASSETS AT END OF PERIOD (000
OMITTED) ..........................       $ 7,548        $ 7,950        $ 7,231        $ 5,895          $ 5,179

----------
   ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
    + Annualized.
   ++ Not annualized.
    # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
   ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (++) For the year ended January 31, 1994, the per share distributions from net realized gain on investments and in excess of net realized gain on investments were $0.0015 and $0.003, respectively.
(+++) For the period ended March 31, 1994, and the year ended January 31, 1994, the per share distributions in excess of net investment income were $0.002 and $0.004, respectively.
  (S) The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income .......           --             --          $ 0.41         $ 0.07           $ 0.12
      RATIOS (TO AVERAGE NET
        ASSETS):
        Expenses## ................           --             --           1.91%          2.02%+           3.44%+
        Net investment income .....           --             --           4.33%          3.91%+           2.18%+

                                                      FINANCIAL HIGHLIGHTS
                                                                 CALIFORNIA FUND
                               ---------------------------------------------------------------------------------------
                                                                          TWO MONTHS    ELEVEN MONTHS
                                                                             ENDED           ENDED        YEAR ENDED
                                       YEAR ENDED MARCH 31,                 MARCH 31,     JANUARY 31,     FEBRUARY 28,
                               ---------------------------------------   -------------    -----------    -------------
                                1997           1996         1995             1994            1994              1993
                                ----           ----         ----             ----            ----              ----
                                                                     CLASS A
                               ----------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period ......   $ 5.52         $ 5.41       $ 5.47           $ 5.95           $ 5.88             $ 5.42
                               ------         ------       ------           ------           ------             ------
Income from investment
  operations# --
  Net investment income(S) .   $ 0.30         $ 0.30       $ 0.31           $ 0.05           $ 0.30             $ 0.34
  Net realized and
    unrealized gain (loss)
    on investments .........    (0.05)          0.11        (0.05)           (0.48)            0.14               0.47
                               ------         ------       ------           ------           ------             ------
    Total from investment
      operations ...........   $ 0.25         $ 0.41       $ 0.26           $(0.43)          $ 0.44             $ 0.81
                               ------         ------       ------           ------           ------             ------
Less distributions
declared to shareholders --
  From net investment income   $(0.30)        $(0.30)      $(0.31)          $(0.04)          $(0.29)            $(0.34)
  From net realized
    gain on investments           --             --           --               --             (0.07)             (0.01)
  In excess of net
    investment income(++) ..      --           (0.00)       (0.00)           (0.01)           (0.01)               --
  In excess of net realized
    gain oninvestments .....      --             --         (0.01)             --               --                 --
                               ------         ------       ------           ------           ------             ------
    Total distributions
     declared to shareholders  $(0.30)        $(0.30)      $(0.32)          $(0.05)          $(0.37)            $(0.35)
                               ------         ------       ------           ------           ------             ------
Net asset value --
  end of period ............   $ 5.47         $ 5.52       $ 5.41           $ 5.47           $ 5.95             $ 5.88
                               ======         ======       ======           ======           ======             ======
Total return(+) ............    4.55%          7.86%        4.85%          (7.21)%++          7.64%++           15.55%
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):
  Expenses## ...............    0.66%          0.66%        0.69%            0.68%+           0.60%+             0.39%
  Net investment income ....    5.36%          5.48%        5.80%            5.27%+           4.99%+             6.18%
PORTFOLIO TURNOVER .........      78%            69%          57%               8%              38%                64%
NET ASSETS AT END OF
PERIOD (000 OMITTED) ....... $232,612       $259,817     $272,161         $313,790         $356,419           $272,179

----------
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the years ended March 31, 1996, and 1995, the per share distribution in excess of net investment income were $0.0049 and
     $0.0027, respectively.
 (S) The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income ..    $0.29          $0.29       $ 0.30           $ 0.05           $ 0.29             $ 0.32
    RATIOS (TO AVERAGE
      NET ASSETS):
      Expenses## ...........    0.81%          0.81%        0.84%            0.83%+           0.78%+             0.77%
      Net investment income     5.21%          5.33%        5.65%            5.12%+           4.82%+             5.80%

                                                      FINANCIAL HIGHLIGHTS
                                                                      CALIFORNIA FUND
                                     ---------------------------------------------------------------------------------
                                                                  YEAR ENDED FEBRUARY 28,
                                     ---------------------------------------------------------------------------------
                                          1992          1991          1990         1989          1988         1987
                                          ----          ----          ----         ----          ----         ----
                                                                           CLASS A
                                     ---------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period .........................        $ 5.26        $ 5.19        $ 5.06      $ 5.08        $ 5.38        $ 5.07
                                          ------        ------        ------      ------        ------        ------
Income from investment operations --
  Net investment income(S) .......        $ 0.35        $ 0.33        $ 0.33      $ 0.32        $ 0.31        $ 0.32
  Net realized and unrealized gain
    (loss) on investments ........          0.20          0.07          0.13       (0.02)        (0.29)         0.34
                                          ------        ------        ------      ------        ------        ------
    Total from investment
      operations .................        $ 0.55        $ 0.40        $ 0.46      $(0.30)       $ 0.02        $ 0.66
                                          ------        ------        ------      ------        ------        ------
Less distributions declared to
  shareholders --
  From net investment income .....        $(0.37)       $(0.33)       $(0.33)     $(0.32)       $(0.31)       $(0.33)
  From net realized gain on
    investments ..................         (0.02)          --            --          --          (0.01)        (0.02)
                                          ------        ------        ------      ------        ------        ------
    Total distributions declared
      to shareholders ............        $(0.39)       $(0.33)       $(0.33)     $(0.32)       $(0.32)       $(0.35)
                                          ------        ------        ------      ------        ------        ------
Net asset value -- end of period .        $ 5.42        $ 5.26        $ 5.19      $ 5.06        $ 5.08        $ 5.38
                                          ======        ======        ======      ======        ======        ======
Total return(+) ..................        10.69%         8.03%         9.28%       6.07%         0.83%         13.57%
RATIOS (TO AVERAGE NET ASSETS)
  /SUPPLEMENTAL DATA(S):
  Expenses .......................         0.40%         0.87%         1.00%       1.28%         1.20%         1.04%
  Net investment income ..........         6.53%         6.39%         6.35%       6.35%         6.33%         6.25%
PORTFOLIO TURNOVER ...............           73%          102%          243%        188%          240%           54%
NET ASSETS AT END OF PERIOD (000
  OMITTED) .......................      $177,291       $84,551       $68,879     $59,212       $59,479       $62,368

----------
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S) The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income ........         $0.33           --            --          --            --            --
    RATIOS (TO AVERAGE NET ASSETS):
      Expenses ...................         0.79%           --            --          --            --            --
      Net investment income ......         6.14%           --            --          --            --            --

                                                  FINANCIAL HIGHLIGHTS
                                                                   CALIFORNIA FUND
                                     -----------------------------------------------------------------------------
                                                                                     TWO MONTHS
                                                                                        ENDED         PERIOD ENDED
                                                  YEAR ENDED MARCH 31,                 MARCH 31,       JANUARY 31,
                                     ------------------------------------------     -------------   ---------------
                                           1997           1996           1995            1994            1994**
                                          ------         ------         ------          ------           ------
                                                                       CLASS B
                                     -----------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH
  PERIOD):
Net asset value -- beginning of
  period ...... ..................        $ 5.52         $ 5.41         $ 5.47          $ 5.95           $ 6.02
                                          ------         ------         ------          ------           ------
Income from investment operations# --
  Net investment income(S) .......        $ 0.25         $ 0.26         $ 0.25          $ 0.04           $ 0.10
  Net realized and unrealized gain
    (loss) on investments ........        (0.05)           0.11          (0.05)          (0.48)             --
                                          ------         ------         ------          ------           ------
    Total from investment
      operations .................        $ 0.20         $ 0.37         $ 0.20          $(0.44)          $ 0.10
                                          ------         ------         ------          ------           ------
Less distributions declared to
  shareholders --
  From net investment income .....        $(0.25)        $(0.26)        $(0.25)         $(0.04)          $(0.10)
  From net realized gain on
    investments ..................           --             --             --              --             (0.07)
  In excess of net investment
    income(++) ...................           --           (0.00)           --            (0.00)           (0.00)
  In excess of net realized gain
    on investments ...............           --             --           (0.01)            --               --
                                          ------         ------         ------          ------           ------
    Total distributions declared
      to shareholders ............        $(0.25)        $(0.26)        $(0.26)         $(0.04)          $(0.17)
                                          ------         ------         ------          ------           ------
Net asset value -- end of period .        $ 5.47         $ 5.52         $ 5.41          $ 5.47           $ 5.95
                                          ======         ======         ======          ======           ======
Total return .....................         3.64%          6.93%          3.73%         (7.38)%++          1.68%++
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):
  Expenses## .....................         1.54%          1.54%          1.76%           1.69%+           1.60%+
  Net investment income ..........         4.48%          4.59%          4.72%           4.18%+           3.64%+
PORTFOLIO TURNOVER ...............           78%            69%            57%              8%              38%
NET ASSETS AT END OF PERIOD (000
  OMITTED) .......................       $36,694        $34,675        $29,057         $21,252          $19,360

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended March 31, 1996, the two months ended March 31, 1994, and the period ended January 31, 1994, the per share distributions in excess of net investment income were $0.0041, $0.002 and $0.003, respectively.
 (S) The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income ......        $ 0.24         $ 0.24         $ 0.04          $ 0.09              --
      RATIOS (TO AVERAGE NET
       ASSETS):
        Expenses## ...............         1.69%          1.91%          1.83%+          1.81%+             --
        Net investment income ....         4.33%          4.57%          4.04%+          3.43%+             --

                                                  FINANCIAL HIGHLIGHTS
                                                                      CALIFORNIA FUND
                                           -----------------------------------------------------------------------
                                                                                     TWO MONTHS        PERIOD
                                                                                        ENDED           ENDED
                                                    YEAR ENDED MARCH 31,               MARCH 31,      JANUARY 31,
                                           --------------------------------------    ------------   --------------
                                                1997          1996          1995          1994           1994***
                                               ------        ------        ------        ------          ------
                                                                          CLASS C
                                           -----------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period .       $ 5.53        $ 5.42        $ 5.48        $ 5.95          $ 5.89
                                               ------        ------        ------        ------          ------
Income from investment operations# --
  Net investment income(S) .............       $ 0.24        $ 0.25        $ 0.26        $ 0.03          $ 0.01
  Net realized and unrealized gain
    (loss) on investments ..............       (0.05)          0.11         (0.06)        (0.46)           0.06
                                               ------        ------        ------        ------          ------
    Total from investment operations ...       $ 0.19        $ 0.36        $ 0.20        $(0.43)         $ 0.07
                                               ------        ------        ------        ------          ------
Less distributions declared to
shareholders --
  From net investment income ...........       $(0.24)       $(0.25)       $(0.25)       $(0.04)         $(0.01)
  In excess of net investment income(++)          --          (0.00)          --          (0.00)          (0.00)
  In excess of net realized gain on
    investments ........................          --            --          (0.01)          --              --
                                               ------        ------        ------        ------          ------
    Total distributions declared to
      shareholders .....................       $(0.24)       $(0.25)       $(0.26)       $(0.04)         $(0.01)
                                               ------        ------        ------        ------          ------
Net asset value -- end of period .......       $ 5.48        $ 5.53        $ 5.42        $ 5.48          $ 5.95
                                               ======        ======        ======        ======          ======
Total return ...........................        3.51%         6.77%         3.79%       (7.22)%++         1.25%++
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):
  Expenses## ...........................        1.66%         1.67%         1.69%         1.64%+          2.02%+
  Net investment income ................        4.37%         4.47%         4.79%         3.92%+          1.78%+
PORTFOLIO TURNOVER .....................          78%           69%           57%            8%             38%
NET ASSETS AT END OF PERIOD (000
  OMITTED) .............................      $ 3,856       $ 4,353       $ 3,858       $ 1,701         $   917

----------
 *** For the period from the commencement of offering of Class C shares, January 3, 1994, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended March 31, 1996, the two months ended March 31, 1994, and the period ended January 31, 1994, the per share distributions in excess of net investment income were $0.004, $0.001 and $0.003, respectively.
 (S) The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income ............       $ 0.23        $ 0.24        $ 0.25        $ 0.03          --
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## .....................        1.81%         1.82%         1.84%         1.80%+          3.53%+
        Net investment income ..........        4.22%         4.32%         4.64%         3.77%+          0.27%+

                                                  FINANCIAL HIGHLIGHTS
                                                                   FLORIDA FUND
                                --------------------------------------------------------------------------------------
                                                                      TWO MONTHS
                                                                         ENDED            YEAR ENDED        PERIOD ENDED
                                       YEAR ENDED MARCH 31,             MARCH31,          JANUARY 31,        JANUARY 31,
                                ----------------------------------    -------------      -------------     --------------
                                 1997          1996          1995           1994               1994             1993*
                                ------        ------        ------         ------             ------           ------
                                                                     CLASS A
                                -------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period ...       $ 9.82        $ 9.60        $ 9.65         $10.63             $ 9.89           $ 9.53
                                ------        ------        ------         ------             ------           ------
Income from investment
  operations# --
  Net investment income(S)      $ 0.51        $ 0.52        $ 0.54         $ 0.09             $ 0.57           $ 0.58
  Net realized and
    unrealized gain
    (loss) on investments        (0.18)         0.22          0.02          (0.98)              0.86             0.36
                                ------        ------        ------         ------             ------           ------
    Total from investment
      operations ........       $ 0.33        $ 0.74        $ 0.56         $(0.89)            $ 1.43           $ 0.94
                                ------        ------        ------         ------             ------           ------
Less distributions declared to
shareholders --
  From net investment
    income ..............       $(0.51)       $(0.52)       $(0.54)        $(0.08)            $(0.57)          $(0.58)
  From net realized gain
    on investments ......          --            --          (0.04)           --               (0.11)             --
  In excess of net
    investment income(++)          --          (0.00)          --           (0.01)             (0.01)             --
  In excess of net
    realized gain on
    investments .........          --            --          (0.03)           --                 --               --
                                ------        ------        ------         ------             ------           ------
    Total distributions
      declared to
      shareholders ......       $(0.51)       $(0.52)       $(0.61)        $(0.09)            $(0.69)          $(0.58)
                                ------        ------        ------         ------             ------           ------
Net asset value -- end of
  period ................       $ 9.64        $ 9.82        $ 9.60         $ 9.65             $10.63           $ 9.89
                                ======        ======        ======         ======             ======           ======
Total return(+) .........        3.43%         7.81%         6.07%        (8.39)%++           14.71%           10.28%+
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## ............        0.86%         0.86%         0.60%          0.77%+             0.49%            0.05%+
  Net investment income .        5.26%         5.26%         5.75%          5.15%+             5.42%            6.27%+
PORTFOLIO TURNOVER ......          24%           56%          131%            19%                53%              54%
NET ASSETS AT END OF
  PERIOD (000 OMITTED) ..      $80,342       $87,553       $89,894       $108,579           $124,131          $74,329

----------
   * For the period from the commencement of offering of Class A shares, February 3, 1992, to January 31, 1993.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended March 31, 1996, the per share distribution in excess of net investment income were $0.0015.
 (S) The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income         --         $ 0.52        $ 0.52         $ 0.08             $ 0.52           $ 0.51
     RATIOS (TO AVERAGE NET ASSETS):
       Expenses## .........        --          0.90%         0.83%          1.12%+             0.93%            0.81%+
       Net investment income       --          5.22%         5.52%          4.80%+             4.97%            5.51%+

                                                  FINANCIAL HIGHLIGHTS
                                                                       FLORIDA FUND
                                         ------------------------------------------------------------------------
                                                                                      TWO MONTHS
                                                                                         ENDED       PERIOD ENDED
                                                  YEAR ENDED MARCH 31,                 MARCH 31,      JANUARY 31,
                                         --------------------------------------      -------------   -------------
                                              1997          1996          1995           1994            1994**
                                             ------        ------        ------         ------           ------
                                                                         CLASS B
                                         ------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period       $ 9.82        $ 9.60        $ 9.64         $10.62           $10.69
                                             ------        ------        ------         ------           ------
Income from investment operations# --
  Net investment income(S) ...........       $ 0.43        $ 0.43        $ 0.43         $ 0.07           $ 0.18
  Net realized and unrealized gain
    (loss) on investments ............        (0.18)         0.22          0.04          (0.98)            0.03
                                             ------        ------        ------         ------           ------
    Total from investment operations .       $ 0.25        $ 0.65        $ 0.47         $(0.91)          $ 0.21
                                             ------        ------        ------         ------           ------
Less distributions declared to
  shareholders --
  From net investment income .........       $(0.43)       $(0.43)       $(0.44)        $(0.06)          $(0.17)
  From net realized gain on
    investments ......................          --            --          (0.04)           --             (0.10)
  In excess of net investment income(++).       --             (0.00)       --           (0.01)           (0.01)
  In excess of net realized gain on
    investments ......................          --            --          (0.03)           --               --
                                             ------        ------        ------         ------           ------
    Total distributions declared to
      shareholders ...................       $(0.43)       $(0.43)       $(0.51)        $(0.07)          $(0.28)
                                             ------        ------        ------         ------           ------
Net asset value -- end of period .....       $ 9.64        $ 9.82        $ 9.60         $ 9.64           $10.62
                                             ======        ======        ======         ======           ======
Total return .........................        2.56%         6.88%         5.06%        (8.55)%++          4.87%+
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):
  Expenses## .........................        1.72%         1.74%         1.68%          1.82%+           1.64%+
  Net investment income ..............        4.40%         4.36%         4.63%          4.08%+           3.82%+
PORTFOLIO TURNOVER ...................          24%           56%          131%            19%              53%
NET ASSETS AT END OF PERIOD (000
  OMITTED) ...........................      $14,701       $14,448       $12,667        $ 7,995          $ 7,244

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0012.
 (S) The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income ............          --         $ 0.43        $ 0.41         $ 0.06           $ 0.16
    Ratios (to average net assets):
      Expenses## .....................          --          1.78%          1.91%         2.17%+           2.09%+
      Net investment income ..........          --          4.33%          4.40%         3.72%+           3.38%+

                                                  FINANCIAL HIGHLIGHTS
                                                                      GEORGIA FUND
                                              ------------------------------------------------------------
                                                                                             TWO MONTHS
                                                                                               ENDED
                                                         YEAR ENDED MARCH 31,                 MARCH 31,
                                              -----------------------------------------    ---------------
                                                 1997           1996      1995                  1994
                                                                        CLASS A
                                              ------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period ....        $10.47         $10.35      $10.38           $11.30
                                                   ------         ------      ------           ------
Income from investment operations# --
  Net investment income(S) ................        $ 0.56         $ 0.54      $ 0.57           $ 0.09
  Net realized and unrealized gain (loss)
    on investments ........................         (0.10)          0.12         --             (0.92)
                                                   ------         ------      ------           ------
    Total from investment operations ......        $ 0.46         $ 0.66      $ 0.57           $(0.83)
                                                   ------         ------      ------           ------
Less distributions declared to shareholders --
  From net investment income ..............        $(0.55)        $(0.54)     $(0.56)          $(0.06)
  From net realized gain on investments ...           --             --        (0.01)             --
  In excess of net investment income(++) ..           --           (0.00)        --             (0.03)
  In excess of net realized gain on
    investments ...........................           --             --        (0.03)             --
                                                   ------         ------      ------           ------
    Total distributions declared to
      shareholders ........................        $(0.55)        $(0.54)     $(0.60)          $(0.09)
                                                   ------         ------      ------           ------
Net asset value -- end of period ..........        $10.38         $10.47      $10.35           $10.38
                                                   ======         ======      ======           ======
Total return(+) ...........................         4.47%          6.48%       5.65%          (7.34)%++
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## ..............................         1.03%          1.17%       1.14%            1.18%+
  Net investment income ...................         5.34%          5.11%       5.50%            5.05%+
PORTFOLIO TURNOVER ........................           27%            65%         56%               5%
NET ASSETS AT END OF PERIOD (000 OMITTED) .       $59,843        $68,183     $74,432          $85,878

----------
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class A shares was $0.003.
 (S) The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income .................       $ 0.55         $ 0.53      $ 0.56           $ 0.09
     RATIOS (TO AVERAGE NET ASSETS):
       Expenses## ..........................        1.10%          1.27%       1.24%            1.28%+
       Net investment income ...............        5.27%          5.01%       5.40%            4.95%+

                                                FINANCIAL HIGHLIGHTS
                                                                   GEORGIA FUND
                                  ---------------------------------------------------------------------------------
                                                                                                       PERIOD ENDED
                                                     YEAR ENDED JANUARY 31,                            JANUARY 31,
                                  ---------------------------------------------------------------------------------
                                   1994           1993           1992        1991           1990           1989*
                                                                      CLASS A
                                  ---------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period ....        $10.57         $10.22         $ 9.83      $ 9.73         $ 9.73           $ 9.53
                                  ------         ------         ------      ------         ------           ------
Income from investment operations --
  Net investment income(S)        $ 0.57         $ 0.58         $ 0.61      $ 0.63         $ 0.66           $ 0.32
  Net realized and
    unrealized gain (loss)
    on investments .......          0.75           0.38           0.46        0.12           0.02             0.14
                                  ------         ------         ------      ------         ------           ------
    Total from investment
      operations .........        $ 1.32         $ 0.96         $ 1.07      $ 0.75         $ 0.68           $ 0.46
                                  ------         ------         ------      ------         ------           ------
Less distributions declared
  to shareholders --
  From net investment
    income ...............        $(0.55)        $(0.60)        $(0.66)     $(0.63)        $(0.66)          $(0.26)
  From net realized gain
    on investments .......         (0.01)         (0.01)         (0.02)      (0.02)         (0.02)           --
  In excess of net
    investment income ....         (0.03)          --             --          --             --              --
                                  ------         ------         ------      ------         ------           ------
    Total distributions
      declared to
      shareholders .......        $(0.59)        $(0.61)        $(0.68)     $(0.65)        $(0.68)          $(0.26)
                                  ------         ------         ------      ------         ------           ------
Net asset value -- end of
period ...................        $11.30         $10.57         $10.22      $ 9.83         $ 9.73           $ 9.73
                                  ======         ======         ======      ======         ======           ======
Total return(+) ..........        12.71%          9.56%         11.29%       8.06%          7.19%            7.57%+
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses ...............         1.21%          1.08%          0.99%       0.74%          0.42%            0.40%+
  Net investment income ..         5.10%          5.75%          6.08%       6.46%          6.72%            6.18%+
PORTFOLIO TURNOVER .......           14%            27%            36%         71%            99%          --
NET ASSETS AT END OF
  PERIOD (000 OMITTED) ...       $94,407        $64,649        $47,869     $29,214        $12,628          $ 4,383
----------
  *For the period from the commencement of investment operations, June 6, 1988, to January 31, 1989.
  +Annualized.
(+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income         $ 0.56         $ 0.57         $ 0.60      $ 0.59         $ 0.57           $ 0.29
    RATIOS (TO AVERAGE NET ASSETS):
      Expenses ...........         1.31%          1.18%          1.09%       1.11%          1.31%            1.07%+
      Net investment
income ...................         5.00%          5.65%          5.98%       6.09%          5.83%            5.51%+

                                                  FINANCIAL HIGHLIGHTS
                                                                  GEORGIA FUND
                                 ------------------------------------------------------------------------------
                                                                                                 TWO MONTHS
                                                                                 ENDED          PERIOD ENDED
                                             YEAR ENDED MARCH 31,               MARCH 31,        JANUARY 31,
                                      ------------------------------------     ----------       ------------
                                       1997           1996           1995         1994              1994**
                                      ------         ------         ------       ------             ------
                                                                    CLASS B
                                 ------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning
  of period ..................        $10.47         $10.36         $10.38       $11.30             $11.26
                                      ------         ------         ------       ------             ------
Income from investment operations# --
  Net investment income(S) ...        $ 0.47         $ 0.45         $ 0.47       $ 0.07             $ 0.19
  Net realized and unrealized
    gain (loss) on investments         (0.09)          0.12           0.02        (0.91)              0.05
                                      ------         ------         ------       ------             ------
    Total from investment
      operations .............        $ 0.38         $ 0.57         $ 0.49       $(0.84)            $ 0.24
                                      ------         ------         ------       ------             ------
Less distributions declared to
  shareholders --
  From net investment income .        $(0.47)        $(0.46)        $(0.47)      $(0.07)            $(0.18)
  From net realized gain on
    investments ..............           --             --           (0.01)         --               (0.01)
  In excess of net investment
    income(++) ...............           --           (0.00)           --         (0.01)             (0.01)
  In excess of net realized
    gain on investments ......           --             --           (0.03)         --                 --
                                      ------         ------         ------       ------             ------
    Total distributions
      declared to shareholders        $(0.47)        $(0.46)        $(0.51)      $(0.08)            $(0.20)
                                      ------         ------         ------       ------             ------
Net asset value -- end of
  period .....................        $10.38         $10.47         $10.36       $10.38             $11.30
                                      ======         ======         ======       ======             ======
Total return .................         3.63%          5.52%          4.88%      (7.47)%++            5.34%+
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## .................         1.83%          2.00%          1.96%        1.99%+             1.97%+
  Net investment income ......         4.53%          4.27%          4.66%        4.17%+             3.83%+
PORTFOLIO TURNOVER ...........           27%            65%            56%           5%                14%
NET ASSETS AT END OF PERIOD
  (000 OMITTED) ..............       $ 9,995        $10,205        $ 8,695      $ 6,631            $ 5,766

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.002.
 (S) The investment adviser voluntarily waived a portion of its management fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income ....        $ 0.47            --             --           --                 --
    RATIOS (TO AVERAGE NET ASSETS):
      Expenses## .............         1.90%            --             --           --                 --
      Net investment income ..         4.46%            --             --           --                 --

                                                  FINANCIAL HIGHLIGHTS
                                                                 MARYLAND FUND
                            ---------------------------------------------------------------------------------------
                                                                         TWO MONTHS
                                                                            ENDED                YEAR ENDED
                                      YEAR ENDED MARCH 31,                 MRCH 31,             JANUARY 31,
                            -----------------------------------------    ------------      ---------------------
                                  1997           1996           1995         1994           1994           1993
                                 ------         ------         ------       ------         ------         ------
                                                                    CLASS A
                            ---------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period ...        $11.04         $10.94         $10.89       $11.81         $11.40         $11.20
                                 ------         ------         ------       ------         ------         ------
Income from investment
  operations# --
  Net investment income(S)       $ 0.57         $ 0.57         $ 0.59       $ 0.10         $ 0.62         $ 0.67
  Net realized and
    unrealized gain
    (loss) on investments         (0.16)          0.09           0.09        (0.92)          0.53           0.24
                                 ------         ------         ------       ------         ------         ------
    Total from investment
      operations ........        $ 0.41         $ 0.66         $ 0.68      $ (0.82)        $ 1.15         $ 0.91
                                 ------         ------         ------       ------         ------         ------
Less distributions declared
  to shareholders --
  From net investment
    income ..............        $(0.56)        $(0.56)        $(0.59)     $ (0.06)        $(0.61)        $(0.69)
  From net realized gain
    on investments ......           --             --             --           --           (0.07)         (0.02)
  In excess of net
    investment income(++)           --             --           (0.00)      (0.04)         (0.04)           --
  In excess of net
    realized gain on
    investments .........           --             --           (0.04)         --           (0.02)           --
                                 ------         ------         ------       ------         ------         ------
    Total distributions
      declared to shareholders   $(0.56)        $(0.56)        $(0.63)     $ (0.10)        $(0.74)        $(0.71)
                                 ------         ------         ------       ------         ------         ------
Net asset value -- end of
  period ................        $10.89         $11.04         $10.94       $10.89         $11.81         $11.40
                                 ======         ======         ======       ======         ======         ======
Total return(+) .........         3.75%          6.17%          6.51%      (6.96)%++       10.27%          8.34%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses##.............         1.12%          1.19%          1.21%        1.23%+         1.25%          1.14%
  Net investment income .         5.21%          5.10%          5.46%        4.97%+         5.42%          6.13%
PORTFOLIO TURNOVER ......           22%            15%            31%           1%            25%             5%
NET ASSETS AT END OF
  PERIOD (000 OMITTED) ..      $126,405       $139,297       $145,361     $161,290       $173,419       $145,794
----------
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.003.
 (S) The investment adviser voluntarily waived a portion of its management fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income       $ 0.57            --             --           --             --             --
     RATIOS (TO AVERAGE NET ASSETS):
       Expenses## ........        1.19%            --             --           --             --             --
       Net investment income      5.14%            --             --           --             --             --

                                                  FINANCIAL HIGHLIGHTS
                                                                   MARYLAND FUND
                                     -------------------------------------------------------------------------
                                                              YEAR ENDED JANUARY 31,
                                     -------------------------------------------------------------------------
                                            1992            1991           1990           1989           1988
                                           ------          ------         ------         ------         ------
                                                                      CLASS A
                                     -------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period .........................         $10.97          $10.79         $10.76         $10.62         $11.20
                                           ------          ------         ------         ------         ------
Income from investment operations --
  Net investment income ..........         $ 0.70          $ 0.70         $ 0.69         $ 0.69         $ 0.68
  Net realized and unrealized gain
    (loss) on investments ........           0.31            0.19           0.04           0.14          (0.57)
                                           ------          ------         ------         ------         ------
    Total from investment
      operations .................         $ 1.01          $ 0.89         $ 0.73         $ 0.83         $ 0.11
                                           ------          ------         ------         ------         ------
Less distributions declared to
  shareholders --
  From net investment income......         $(0.76)         $(0.70)        $(0.69)        $(0.69)        $(0.67)
  From net realized gain on
    investments ..................          (0.02)          (0.01)         (0.01)           --           (0.01)
  From paid-in capital ...........            --              --             --             --           (0.01)
                                           ------          ------         ------         ------         ------
    Total distributions declared
      to shareholders ............         $(0.78)         $(0.71)        $(0.70)        $(0.69)        $(0.69)
                                           ------          ------         ------         ------         ------
Net asset value -- end of period .         $11.20          $10.97         $10.79         $10.76         $10.62
                                           ======          ======         ======         ======         ======
Total return(+) ..................          9.55%           8.51%          6.90%          8.15%          1.25%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses .......................          1.16%           1.17%          1.18%          1.14%          1.10%
  Net investment income ..........          6.32%           6.45%          6.33%          6.52%          6.47%
PORTFOLIO TURNOVER ...............             9%             41%            58%            34%            13%
NET ASSETS AT END OF PERIOD (000
  OMITTED) .......................       $119,120        $101,742        $93,175        $84,380        $79,906

----------
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                  FINANCIAL HIGHLIGHTS
                                                                 MARYLAND FUND
                                -------------------------------------------------------------------------------
                                                                               TWO MONTHS
                                                                                 ENDED          PERIOD ENDED
                                          YEAR ENDED MARCH 31,                  MARCH 31,        JANUARY 31,
                                -----------------------------------------    ---------------    ---------------
                                      1997           1996           1995          1994              1994**
                                     ------         ------         ------        ------             ------
                                                                    CLASS B
                                -------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH
  PERIOD):
Net asset value -- beginning
  of period .................        $11.03         $10.93         $10.88        $11.80             $11.88
                                     ------         ------         ------        ------             ------
Income from investment operations# --
  Net investment income(S) ..        $ 0.50         $ 0.48         $ 0.51        $ 0.08             $ 0.22
  Net realized and unrealized
    gain (loss) on investments        (0.17)          0.10           0.09         (0.91)             (0.01)
                                     ------         ------         ------        ------             ------
    Total from investment
      operations ............        $ 0.33         $ 0.58         $ 0.60        $(0.83)            $ 0.21
                                     ------         ------         ------        ------             ------
Less distributions declared to
  shareholders --
  From net investment income         $(0.48)        $(0.48)        $(0.51)       $(0.08)            $(0.21)
  From net realized gain on
    investments .............           --             --             --             --              (0.05)
  In excess of net investment
    income(++) ..............           --             --           (0.00)        (0.01)             (0.01)
  In excess of net realized
    gain on investments .....           --             --           (0.04)          --               (0.02)
                                     ------         ------         ------        ------             ------
    Total distributions
      declared to shareholders       $(0.48)        $(0.48)        $(0.55)       $(0.09)            $(0.29)
                                     ------         ------         ------        ------             ------
Net asset value -- end of
  period ....................        $10.88         $11.03         $10.93        $10.88             $11.80
                                     ======         ======         ======        ======             ======
Total return ................         3.03%          5.41%          5.75%       (7.08)%++            4.45%+
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## ................         1.82%          1.91%          1.93%         1.95%+             1.81%+
  Net investment income .....         4.50%          4.36%          4.73%         4.19%+             4.23%+
PORTFOLIO TURNOVER ..........           22%            15%            31%            1%                25%
NET ASSETS AT END OF PERIOD
  (000 OMITTED) .............       $17,379        $13,694        $11,168       $ 6,478            $ 5,345

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.003.
 (S) The investment adviser voluntarily waived a portion of its management fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income ...       $ 0.49            --             --            --                 --
     RATIOS (TO AVERAGE NET ASSETS):
       Expenses## ............        1.89%            --             --            --                 --
       Net investment income .        4.43%            --             --            --                 --

                                                      FINANCIAL HIGHLIGHTS
                                                                          MASSACHUSETTS FUND
                                          -----------------------------------------------------------------------------------------
                                                                                            TWO MONTHS
                                                                                               ENDED              YEAR ENDED
                                                    YEAR ENDED MARCH 31,                     MARCH 31,            JANUARY 31,
                                          --------------------------------------------    ----------------    ---------------------
                                           1997            1996            1995            1994              1994            1993
                                          ------          ------          ------          ------            ------          ------
                                                                                 CLASS A
                                          -----------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period .........................        $10.98          $10.84          $10.90          $11.75            $11.41          $11.05
                                          ------          ------          ------          ------            ------          ------
Income from investment operations# --
  Net investment income(S) .......        $ 0.61          $ 0.60          $ 0.64          $ 0.11            $ 0.64          $ 0.68
  Net realized and unrealized gain
    (loss) on investments ........         (0.14)           0.14           (0.03)          (0.85)             0.58            0.39
                                          ------          ------          ------          ------            ------          ------
    Total from investment operations      $ 0.47          $ 0.74          $ 0.61          $(0.74)           $ 1.22          $ 1.07
                                          ------          ------          ------          ------            ------          ------
Less distributions declared to
  shareholders --
  From net investment income .....        $(0.59)         $(0.60)         $(0.64)         $(0.07)           $(0.64)         $(0.71)
  From net realized gain on
    investments ..................           --              --            (0.02)            --              (0.20)            --
  In excess of net investment
    income(++) ...................           --            (0.00)            --            (0.04)            (0.04)            --
  In excess of net realized
    gain on investments ..........           --              --            (0.01)            --                --              --
                                          ------          ------          ------          ------            ------          ------
    Total distributions declared
      to shareholders ............        $(0.59)         $(0.60)         $(0.67)         $(0.11)           $(0.88)         $(0.71)
                                          ------          ------          ------          ------            ------          ------
Net asset value -- end of period          $10.86          $10.98          $10.84          $10.90            $11.75          $11.41
                                          ======          ======          ======          ======            ======          ======
Total return(+) ..................         4.39%           6.95%           5.89%         (6.34)%++          11.02%          10.03%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## .....................         1.12%           1.17%           1.17%           1.19%+            1.19%           1.08%
  Net investment income ..........         5.55%           5.44%           6.01%           5.64%+            5.71%           6.33%
PORTFOLIO TURNOVER ...............           33%             31%             31%              4%               30%             32%
NET ASSETS AT END OF PERIOD (000
  OMITTED) .......................      $234,874        $249,497        $262,551        $277,748          $300,894        $270,778

----------
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.002.
 (S) The investment adviser voluntarily waived a portion of its management fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and ratios would have been:
     Net investment income ........       $ 0.60             --              --              --                --              --
     RATIOS (TO AVERAGE NET ASSETS):
       Expenses## .................        1.19%             --              --              --                --              --
       Net investment income ......        5.48%             --              --              --                --              --

                                                  FINANCIAL HIGHLIGHTS
                                                               MASSACHUSETTS FUND
                                  ----------------------------------------------------------------------------
                                                             YEAR ENDED JANUARY 31,
                                  ----------------------------------------------------------------------------
                                         1992            1991            1990            1989            1988
                                        ------          ------          ------          ------          ------
                                                                    CLASS A
                                  ----------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period ......................         $10.68          $10.58          $10.65          $10.60          $11.25
                                        ------          ------          ------          ------          ------
Income from investment operations --
  Net investment income .......         $ 0.73          $ 0.71          $ 0.72          $ 0.72          $ 0.71
  Net realized and unrealized
    gain (loss) on investments            0.43            0.11           (0.07)           0.05           (0.65)
                                        ------          ------          ------          ------          ------
    Total from investment
      operations ..............         $ 1.16          $ 0.82          $ 0.65          $ 0.77          $ 0.06
                                        ------          ------          ------          ------          ------
Less distributions declared to
  shareholders --
  From net investment income ..         $(0.78)         $(0.72)         $(0.72)         $(0.72)         $(0.71)
  From paid-in capital ........          (0.01)            --              --              --              --
                                        ------          ------          ------          ------          ------
    Total distributions
      declared to shareholders          $(0.79)         $(0.72)         $(0.72)         $(0.72)         $(0.71)
                                        ------          ------          ------          ------          ------
Net asset value -- end of
  period ......................         $11.05          $10.68          $10.58          $10.65          $10.60
                                        ======          ======          ======          ======          ======
Total return(+) ...............         11.23%           8.12%           6.28%           7.65%           0.80%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses ....................          1.06%           1.07%           1.10%           1.07%           1.04%
  Net investment income .......          6.65%           6.74%           6.75%           6.90%           6.79%
PORTFOLIO TURNOVER ............            51%             43%             52%             26%             27%
NET ASSETS AT END OF PERIOD
  (000 OMITTED) ...............       $239,311        $213,679        $215,381        $212,763        $224,219

----------
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                  FINANCIAL HIGHLIGHTS
                                                                MASSACHUSETTS
                               -------------------------------------------------------------------------------
                                                                            TWO MONTHS
                                                                               ENDED         PERIOD ENDED
                                            YEAR ENDED MARCH 31,             MARCH 31,        JANUARY 31,
                               -----------------------------------------    ------------      ------------
                                     1997           1996           1995        1994              1994**
                                    ------         ------         ------      ------             ------
                                                                   CLASS B
                               -------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning
  of period ................        $10.99         $10.84         $10.90      $11.75             $11.91
                                    ------         ------         ------      ------             ------
Income from investment
  operations# --
  Net investment income(S) .        $ 0.53         $ 0.52         $ 0.55      $ 0.09             $ 0.23
  Net realized and
    unrealized gain (loss)
    on investments .........         (0.13)          0.15          (0.02)      (0.85)              0.04
                                    ------         ------         ------      ------             ------
    Total from investment
      operations ...........        $ 0.40         $ 0.67         $ 0.53      $(0.76)            $ 0.27
                                    ------         ------         ------      ------             ------
Less distributions declared to
  shareholders --
  From net investment income        $(0.52)        $(0.52)        $(0.56)      $(0.09)           $(0.22)
  From net realized gain on
    investments ............           --             --           (0.02)        --               (0.20)
  In excess of net
    investment income(++) ..           --           (0.00)           --          --               (0.01)
  In excess of net realized
    gain on investments ....           --             --           (0.01)        --                 --
                                    ------         ------         ------      ------             ------
    Total distributions
      declared to shareholders      $(0.52)        $(0.52)        $(0.59)     $(0.09)            $(0.43)
                                    ------         ------         ------      ------             ------
Net asset value -- end of
  period ...................        $10.87         $10.99         $10.84      $10.90             $11.75
                                    ======         ======         ======      ======             ======
Total return ...............         3.66%          6.27%          5.13%     (6.46)%++            5.89%+
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## ...............         1.81%          1.90%          1.89%       1.91%+             1.81%+
  Net investment income ....         4.81%          4.71%          5.27%       4.89%+             4.62%+
PORTFOLIO TURNOVER .........           33%            51%            31%          4%                30%
NET ASSETS AT END OF PERIOD
  (000 OMITTED) ............       $15,204        $11,316        $ 8,676     $ 4,993            $ 4,191

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0013.
 (S) The investment adviser voluntarily waived a portion of its management fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income ..       $ 0.52            --             --          --                 --
     RATIOS (TO AVERAGE NET ASSETS):
       Expenses## ...........        1.88%            --             --          --                 --
       Net investment income         4.74%            --             --          --                 --

                                                  FINANCIAL HIGHLIGHTS
                                                                          MISSISSIPPI FUND
                                         ---------------------------------------------------------------------------------------
                                                                                     TWO MONTHS
                                                                                        ENDED                  YEAR ENDED
                                                 YEAR ENDED MARCH 31,                  MARCH 31,               JANUARY 31,
                                         -----------------------------------------   -----------         -----------------------
                                          1997           1996           1995             1994             1994            1993*
                                         ------         ------         ------           ------           ------           ------
                                                                               CLASS A
                                         ---------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period ...........        $ 9.35         $ 9.15         $ 9.19           $10.00           $ 9.38           $ 9.53
                                         ------         ------         ------           ------           ------           ------
Income from investment operations# --
  Net investment income(S) ......        $ 0.48         $ 0.52         $ 0.54           $ 0.09           $ 0.55           $ 0.24
  Net realized and unrealized gain
    (loss) on investments .......        --               0.20          (0.01)           (0.81)            0.62            (0.15)
                                         ------         ------         ------           ------           ------           ------
    Total from investment
      operations ................        $ 0.48         $ 0.72         $ 0.53           $(0.72)          $ 1.17           $ 0.09
                                         ------         ------         ------           ------           ------           ------
Less distributions declared to
  shareholders --
  From net investment income(++)         $(0.48)        $(0.52)        $(0.54)          $(0.09)          $(0.55)          $(0.24)
  From net realized gain
    on investments(+++) .........           --             --           (0.00)             --               --               --
  In excess of net realized
    gain on investments .........           --             --           (0.03)             --               --               --
                                         ------         ------         ------           ------           ------           ------
    Total distributions
      declared to shareholders ..        $(0.48)        $(0.52)        $(0.57)          $(0.09)          $(0.55)          $(0.24)
                                         ------         ------         ------           ------           ------           ------
Net asset value -- end of period         $ 9.35         $ 9.35         $ 9.15           $ 9.19           $10.00           $ 9.38
                                         ======         ======         ======           ======           ======           ======
Total return(+) .................         5.22%          7.99%          6.08%          (7.20)%++         12.80%            5.00%++
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## ....................         0.87%          0.45%          0.22%            0.10%+           0.03%            0.00%+
  Net investment income .........         5.14%          5.51%          5.99%            5.69%+           5.68%            5.59%+
PORTFOLIO TURNOVER ..............           17%            31%            47%               2%              28%              14%
NET ASSETS AT END OF PERIOD (000
  OMITTED) ......................       $66,630        $74,435        $79,033          $79,541          $84,177          $41,212

----------
    * For the period from the commencement of investment operations, August 6, 1992, to January 31, 1993.
    + Annualized.
   ++ Not annualized.
    # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
   ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 (++) For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were $0.0013 and
      $0.0035, respectively.
(+++) For the year ended March 31, 1995, the per share distributions from net realized gain on investments was $0.0016.
  (S) The investment adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% of average daily net assets for Class A shares for certain of the periods indicated. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
      Net investment income .......         --          $ 0.48         $ 0.48           $ 0.08           $ 0.45           $ 0.19
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## ................         --           0.88%          0.93%            0.88%+           1.01%            1.17%+
        Net investment income .....         --           5.08%          5.28%            4.91%+           4.69%            4.42%+

                                                FINANCIAL HIGHLIGHTS
                                                               MISSISSIPPI FUND
                                    ---------------------------------------------------------------------------
                                                                              TWO MONTHS
                                                                                ENDED           YEAR ENDED
                                          YEAR ENDED MARCH 31,                 MARCH 31,        JANUARY 31,
                                    -------------------------------------    ------------      -------------
                                      1997           1996           1995        1994               1994**
                                     ------         ------         ------      ------             ------
                                                                    CLASS B
                                    ---------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning
  of period .................        $ 9.36         $ 9.16         $ 9.19      $ 9.99             $ 9.94
                                     ------         ------         ------      ------             ------
Income from investment
  operations# --
  Net investment income(S) ..        $ 0.40         $ 0.44         $ 0.45      $ 0.07             $ 0.18
  Net realized and unrealized
    gain (loss) on
    investments .............           --            0.20            --        (0.79)              0.05
                                     ------         ------         ------      ------             ------
    Total from investment
      operations ............        $ 0.40         $ 0.64         $ 0.45      $(0.72)            $ 0.23
                                     ------         ------         ------      ------             ------
Less distributions declared to
  shareholders --
  From net investment income(++)     $(0.40)        $(0.44)        $(0.45)     $(0.08)            $(0.18)
  From net realized gain on
    investments(+++) ........           --             --           (0.00)        --                 --
  In excess of net realized
    gain on investments .....           --             --           (0.03)        --                 --
                                     ------         ------         ------      ------             ------
    Total distributions
      declared to
      shareholders ..........        $(0.40)        $(0.44)        $(0.48)     $(0.08)            $(0.18)
                                     ------         ------         ------      ------             ------
Net asset value -- end of
  period ....................        $ 9.36         $ 9.36         $ 9.16      $ 9.19             $ 9.99
                                     ======         ======         ======      ======             ======
Total return.................         4.33%          7.11%          5.14%     (7.27)%++            2.33%++
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA(S):
  Expenses## ................         1.72%          1.28%          1.23%       1.10%+             1.06%+
  Net investment income .....         4.29%          4.67%          4.97%       4.67%+             4.29%+
PORTFOLIO TURNOVER ..........           17%            31%            47%          2%                28%
NET ASSETS AT END OF PERIOD
  (000 OMITTED)..............       $11,014        $11,475         $9,429      $6,526             $6,268
----------
   ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.
    + Annualized.
   ++ Not annualized.
    # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
   ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (++) For the years ended March 31, 1996 and 1995 and the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.0011, $0.0029 and $0.002, respectively.
(+++) For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0016.
  (S) The investment adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.95% of average daily net assets for Class B shares for certain of the periods indicated. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
      Net investment income........     --          $ 0.40         $ 0.38      $ 0.06             $ 0.14
      RATIOS (TO AVERAGE NET
        ASSETS):
        Expenses## ................     --           1.71%          2.01%       1.95%+             2.12%+
        Net investment income .....     --           4.24%          4.19%       3.82%+             3.23%+

                                                  FINANCIAL HIGHLIGHTS
                                                                                      NEW YORK FUND
                                                                   --------------------------------------------------
                                                                                                             TWO MONTHS
                                                                                                                ENDED
                                                                         YEAR ENDED MARCH 31,                  MARCH 31,
                                                                   --------------------------------         --------------
                                                                    1997           1996           1995            1994
                                                                   ------         ------         ------          ------
                                                                                          CLASS A
                                                                   ----------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period ....................        $10.66         $10.49         $10.50          $11.34
                                                                   ------         ------         ------          ------
Income from investment operations# --
  Net investment income(S) ................................        $ 0.55         $ 0.55         $ 0.56          $ 0.09
  Net realized and unrealized gain (loss) on investments ..         (0.06)          0.17           0.05           (0.84)
                                                                   ------         ------         ------          ------
    Total from investment operations ......................        $ 0.49         $ 0.72         $ 0.61          $(0.75)
                                                                   ------         ------         ------          ------
Less distributions declared to shareholders --
  From net investment income ..............................        $(0.55)        $(0.55)        $(0.56)         $(0.06)
  In excess of net investment income(++) ..................           --           (0.00)         (0.01)          (0.03)
  In excess of net realized gain on investments ...........           --             --           (0.05)            --
                                                                   ------         ------         ------          ------
    Total distributions declared to shareholders ..........        $(0.55)        $(0.55)        $(0.62)         $(0.09)
                                                                   ------         ------         ------          ------
Net asset value -- end of period ..........................        $10.60         $10.66         $10.49          $10.50
                                                                   ======         ======         ======          ======
Total return(+) ...........................................         4.68%          6.98%          6.03%         (6.58)%++
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(S):
  Expenses## ..............................................         1.11%          1.10%          1.07%           1.03%+
  Net investment income ...................................         5.18%          5.09%          5.43%           5.09%+
PORTFOLIO TURNOVER ........................................           64%           102%           147%             15%
NET ASSETS AT END OF PERIOD (000 OMITTED) .................      $121,588       $134,449       $146,597        $162,621

----------
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0058.
 (S) The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

      Net investment income ...............................           --          $ 0.54     $ 0.55          $ 0.07
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## ........................................           --           1.20%      1.18%           1.23%+
        Net investment income .............................           --           4.99%      5.31%           4.88%+

                                                FINANCIAL HIGHLIGHTS
                                                                      NEW YORK FUND
                                   -------------------------------------------------------------------------------
                                                                 YEAR ENDED JANUARY 31,
                                   -------------------------------------------------------------------------------
                                       1994           1993          1992    1991          1990          1989*
                                                                         CLASS A
                                   -------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH
  PERIOD):
Net asset value -- beginning of
  period .......................        $10.78         $10.25        $ 9.90     $ 9.74        $ 9.79        $ 9.53
                                        ------         ------        ------     ------        ------        ------
Income from investment
  operations --
  Net investment income(S) .....        $ 0.59         $ 0.63        $ 0.65     $ 0.65        $ 0.68        $ 0.29
  Net realized and unrealized
    gain on investments ........          0.74           0.58          0.44       0.16          0.01          0.21
                                        ------         ------        ------     ------        ------        ------
    Total from investment
      operations ...............        $ 1.33         $ 1.21        $ 1.09     $ 0.81        $ 0.69        $ 0.50
                                        ------         ------        ------     ------        ------        ------
Less distributions declared to
  shareholders --
  From net investment income ...        $(0.57)        $(0.65)       $(0.69)    $(0.65)       $(0.67)       $(0.24)
  From net realized gain on
    investments ................         (0.17)         (0.03)        (0.05)       --          (0.06)          --
  In excess of net investment
    income .....................         (0.03)           --            --         --            --            --
  From paid-in capital .........           --             --            --         --          (0.01)          --
                                        ------         ------        ------     ------        ------        ------
    Total distributions declared
      to shareholders ..........        $(0.77)        $(0.68)       $(0.74)    $(0.65)       $(0.74)       $(0.24)
                                        ------         ------        ------     ------        ------        ------
Net asset value -- end of period        $11.34         $10.78        $10.25     $ 9.90        $ 9.74        $ 9.79
                                        ======         ======        ======     ======        ======        ======
Total return(+) ................        12.69%         12.23%        11.42%      8.74%         7.33%         8.16%+
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses .....................         0.93%          0.53%         0.65%      0.54%         0.40%         0.40%+
  Net investment income ........         5.21%          6.16%         6.44%      6.73%         6.88%         5.93%+
PORTFOLIO TURNOVER .............           51%            61%           80%       188%          236%           32%
NET ASSETS AT END OF PERIOD (000
  OMITTED) .....................      $184,523       $135,749       $79,524    $37,385       $20,156        $6,412

----------
  * For the period from the commencement of investment operations, June 6, 1988 to January 31, 1989.
  + Annualized.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S) The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income ....        $ 0.56         $ 0.57        $ 0.60     $ 0.61        $ 0.59        $ 0.26
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses ...............         1.23%          1.13%         1.16%      0.95%         1.32%         1.09%+
        Net investment income ..         4.91%          5.56%         5.93%      6.33%         5.96%         5.24%+

                                                FINANCIAL HIGHLIGHTS
                                                                 NEW YORK FUND
                                 -----------------------------------------------------------------------------
                                                                              TWO MONTHS
                                                                                 ENDED           YEAR ENDED
                                              YEAR ENDED MARCH 31,              MARCH 31,        JANUARY 31,
                                 -----------------------------------------   ------------       -----------
                                       1997           1996           1995        1994              1994**
                                      ------         ------         ------      ------             ------
                                                                    CLASS B
                                 -----------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning
  of period ..................        $10.66         $10.49         $10.50      $11.34             $11.46
                                      ------         ------         ------      ------             ------
Income from investment
  operations# --
  Net investment income(S) ...        $ 0.47         $ 0.47         $ 0.47      $ 0.07             $ 0.18
  Net realized and unrealized
    gain (loss) on investments         (0.07)          0.17           0.05       (0.83)              0.04
                                      ------         ------         ------      ------             ------
    Total from investment
      operations .............        $ 0.40         $ 0.64         $ 0.52      $(0.76)            $ 0.22
                                      ------         ------         ------      ------             ------
Less distributions declared to
  shareholders --
  From net investment income .        $(0.47)        $(0.47)        $(0.47)     $(0.07)            $(0.18)
  From net realized gain on
    investments ..............           --             --             --          --               (0.15)
  In excess of net investment
    income(++) ...............           --           (0.00)         (0.01)      (0.01)             (0.01)
  In excess of net realized
    gain on investments ......           --             --           (0.05)        --                 --
                                      ------         ------         ------      ------             ------
    Total distributions
      declared to shareholders        $(0.47)        $(0.47)        $(0.53)     $(0.08)            $(0.34)
                                      ------         ------         ------      ------             ------
Net asset value -- end of
  period .....................        $10.59         $10.66         $10.49      $10.50             $11.34
                                      ======         ======         ======      ======             ======
Total return .................         3.77%          6.10%          5.17%     (6.71)%++            5.20%+
RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA(S):
  Expenses## .................         1.92%          1.92%          1.89%       1.87%+             1.79%+
  Net investment income ......         4.37%          4.27%          4.58%       4.21%+             3.90%+
PORTFOLIO TURNOVER ...........           64%           102%           147%         15%                51%
NET ASSETS AT END OF PERIOD
  (000 OMITTED) ..............       $26,724        $28,068        $11,885      $6,265             $4,828

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0048.
 (S) The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the
     Fund, the net investment income per share and the ratios would have been:
      Net investment income ..           --             --          $ 0.47      $ 0.07             $ 0.17
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## ...........           --             --           1.91%       1.97%+             2.00%+
        Net investment income            --             --           4.57%       4.11%+             3.69%+

                                                FINANCIAL HIGHLIGHTS
                                                               NORTH CAROLINA FUND
                                 --------------------------------------------------------------------------------
                                                                           TWO MONTHS
                                                                              ENDED                 YEAR ENDED
                                          YEAR ENDED MARCH 31,              MARCH 31,              JANUARY 31,
                                 ------------------------------------      ---------         ---------------------
                                  1997           1996           1995         1994             1994           1993
                                 ------         ------         ------       ------           ------         ------
                                                                     CLASS A
                                 ---------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period ........   $11.57         $11.42         $11.48       $12.37           $11.80         $11.45
                                 ------         ------         ------       ------           ------         ------
Income from investment
  operations# --
  Net investment income(S)       $ 0.59         $ 0.59         $ 0.61       $ 0.10           $ 0.64         $ 0.65
  Net realized and unrealized
    gain (loss) on investments    (0.01)          0.15           0.03        (0.89)            0.58           0.37
                                 ------         ------         ------       ------           ------         ------
    Total from investment
      operations .............   $ 0.58         $ 0.74         $ 0.64       $(0.79)          $ 1.22         $ 1.02
                                 ------         ------         ------       ------           ------         ------
Less distributions declared to
  shareholders --
  From net investment income .   $(0.59)        $(0.59)        $(0.60)      $(0.07)          $(0.61)        $(0.67)
  From net realized gain
    on investments ...........      --             --           (0.06)         --             (0.01)           --
  In excess of net investment
    income(++)                    (0.00)         (0.00)           --         (0.03)           (0.03)           --
  In excess of net realized
    gain on investments ......      --             --           (0.04)         --               --             --
                                 ------         ------         ------       ------           ------         ------
    Total distributions
      declared to shareholders   $(0.59)        $(0.59)        $(0.70)      $(0.10)          $(0.65)        $(0.67)
                                 ------         ------         ------       ------           ------         ------
Net asset value -- end of
  period .....................   $11.56         $11.57         $11.42       $11.48           $12.37         $11.80
                                 ======         ======         ======       ======           ======         ======
Total return(+) ..............    5.09%          6.56%          5.86%      (6.39)%++         10.59%          9.23%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## .................    1.08%          1.17%          1.16%        1.16%+           1.19%          1.07%
  Net investment income ......    5.05%          5.04%          5.38%        4.96%+           5.21%          5.80%
PORTFOLIO TURNOVER ...........      33%            30%            58%           2%              12%             2%
NET ASSETS AT END OF
  PERIOD (000 OMITTED) ....... $377,112       $409,347       $429,131     $460,321         $495,158       $398,352
----------
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the years ended March 31, 1997 and 1996, the per share distributions in excess of net investment income were $0.002 and $0.002, respectively.
 (S) The investment adviser voluntarily waived a portion of its management fee, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment
        income ..........        $ 0.58            --             --           --               --             --
      RATIOS (TO AVERAGE
        NET ASSETS):
        Expenses## ......         1.15%            --             --           --               --             --
        Net investment income     4.98%            --             --           --               --             --

                                                FINANCIAL HIGHLIGHTS
                                                                 NORTH CAROLINA FUND
                                       ------------------------------------------------------------------------
                                             1992           1991           1990           1989           1988
                                            ------         ------         ------         ------         ------
                                                                       CLASS A
                                       ------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period ...........................        $11.30         $11.18         $11.15         $11.13         $11.82
                                            ------         ------         ------         ------         ------
Income from investment operations# --
  Net investment income ............        $ 0.70         $ 0.72         $ 0.73         $ 0.74         $ 0.73
  Net realized and unrealized gain
    (loss) on investments ..........          0.26           0.17           0.03           0.02          (0.69)
                                            ------         ------         ------         ------         ------
    Total from investment operations        $ 0.96         $ 0.89         $ 0.76         $ 0.76         $ 0.04
                                            ------         ------         ------         ------         ------
Less distributions declared to
  shareholders --
  From net investment income .......        $(0.76)        $(0.72)        $(0.73)        $(0.74)        $(0.73)
  From net realized gain on
    investments ....................         (0.01)         (0.05)           --             --             --
  From paid-in capital(++) .........         (0.04)         (0.00)           --             --             --
                                            ------         ------         ------         ------         ------
    Total distributions declared to
      shareholders .................        $(0.81)        $(0.77)        $(0.73)        $(0.74)        $(0.73)
                                            ------         ------         ------         ------         ------
Net asset value -- end of period ...        $11.45         $11.30         $11.18         $11.15         $11.13
                                            ======         ======         ======         ======         ======
Total return(+) ....................         8.82%          8.34%          6.97%          7.12%          0.65%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses .........................         1.09%          1.09%          1.12%          1.11%          1.08%
  Net investment income ............         6.17%          6.47%          6.48%          6.70%          6.71%
PORTFOLIO TURNOVER .................           39%            44%            61%            25%            10%
NET ASSETS AT END OF PERIOD (000
  OMITTED) .........................      $312,466       $226,806       $175,101       $129,287       $110,462

----------
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended January 31, 1991, the per share distribution from paid-in capital was $0.0005.

                                                FINANCIAL HIGHLIGHTS
                                                               NORTH CAROLINA FUND
                                    --------------------------------------------------------------------------
                                                                              TWO MONTHS
                                                                                 ENDED           YEAR ENDED
                                             YEAR ENDED MARCH 31,               MARCH 31,        JANUARY 31,
                                    --------------------------------------     ---------         ----------
                                         1997          1996          1995         1994              1994**
                                        ------        ------        ------       ------             ------
                                                                     CLASS B
                                    --------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH
  PERIOD):
Net asset value -- beginning of
  period ........................       $11.56        $11.42        $11.47       $12.36             $12.36
                                        ------        ------        ------       ------             ------
Income from investment
  operations# --
  Net investment income(S) ......       $ 0.50        $ 0.50        $ 0.52       $ 0.08             $ 0.22
  Net realized and unrealized
    gain (loss) on investments ..          --           0.14          0.05        (0.89)              0.01
                                        ------        ------        ------       ------             ------
    Total from investment
      operations ................       $ 0.50        $ 0.64        $ 0.57       $(0.81)            $ 0.23
                                        ------        ------        ------       ------             ------
Less distributions declared to
  shareholders --
  From net investment income ....       $(0.51)       $(0.50)       $(0.52)      $(0.08)            $(0.21)
  From net realized gain on
    investments .................          --            --          (0.06)         --               (0.01)
  In excess of net investment
    income(++) ..................        (0.00)        (0.00)          --         (0.00)             (0.01)
  In excess of net realized gain
    on investments ..............          --            --          (0.04)         --                 --
                                        ------        ------        ------       ------             ------
    Total distributions declared
      to shareholders ...........       $(0.51)       $(0.50)       $(0.62)      $(0.08)            $(0.23)
                                        ------        ------        ------       ------             ------
Net asset value -- end of period        $11.55        $11.56        $11.42       $11.47             $12.36
                                        ======        ======        ======       ======             ======
Total return ....................        4.36%         5.70%         5.20%      (6.51)%++            4.58%+
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):
  Expenses## ....................        1.78%         1.90%         1.88%        1.88%+             1.84%+
  Net investment income .........        4.36%         4.30%         4.64%        4.18%+             4.03%+
PORTFOLIO TURNOVER ..............          33%           30%           58%           2%                12%
NET ASSETS AT END OF PERIOD (000
  OMITTED) ......................      $39,035       $33,847       $26,260      $15,866            $13,379

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the years ended March 31, 1997 and 1996, and the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.001, $0.002 and $0.004, respectively.
 (S) The investment adviser voluntarily waived a portion of its management fee, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income .....       $ 0.49           --            --           --                 --
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## ..............        1.85%           --            --           --                 --
        Net investment income ...        4.29%           --            --           --                 --

                                                FINANCIAL HIGHLIGHTS
                                                               NORTH CAROLINA FUND
                                    --------------------------------------------------------------------------
                                                                             TWO MONTHS
                                                                                ENDED         PERIOD ENDED
                                              YEAR ENDED MARCH 31,             MARCH 31,       JANUARY 31,
                                    --------------------------------------    ----------      ------------
                                         1997          1996          1995        1994              1994***
                                        ------        ------        ------      ------             ------
                                                                     CLASS C
                                    --------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH
  PERIOD):
Net asset value -- beginning of
  period ........................       $11.56        $11.41        $11.47      $12.36             $12.24
                                        ------        ------        ------      ------             ------
Income from investment
  operations# --
  Net investment income(S) ......       $ 0.52        $ 0.51        $ 0.53      $ 0.10             $ 0.02
  Net realized and unrealized
    gain (loss) on investments ..        (0.02)         0.15          0.04       (0.90)              0.12
                                        ------        ------        ------      ------             ------
    Total from investment
      operations ................       $ 0.50        $ 0.66        $ 0.57      $(0.80)            $ 0.14
                                        ------        ------        ------      ------             ------
Less distributions declared to
  shareholders --
  From net investment income ....       $(0.51)       $(0.51)       $(0.53)     $(0.09)            $(0.02)
  From net realized gain on
    investments .................          --            --          (0.06)        --                 --
  In excess of net investment
    income(++) ..................        (0.00)        (0.00)          --        (0.00)             (0.00)
  In excess of net realized gain
    on investments ..............          --            --          (0.04)        --                 --
                                        ------        ------        ------      ------             ------
    Total distributions declared
      to shareholders ...........       $(0.51)       $(0.51)       $(0.63)      $(0.09)            $(0.02)
                                        ------        ------        ------      ------             ------
Net asset value -- end of period        $11.55        $11.56        $11.41      $11.47             $12.36
                                        ======        ======        ======      ======             ======
Total return(+) .................        4.41%         5.87%         5.18%     (6.50)%++           16.50%+
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):
  Expenses## ....................        1.73%         1.83%         1.81%       1.82%+             1.44%+
  Net investment income .........        4.40%         4.38%         4.71%       4.25%+             2.33%+
PORTFOLIO TURNOVER ..............          33%           30%           58%          2%                12%
NET ASSETS AT END OF PERIOD (000
  OMITTED) ......................       $7,789        $9,352        $8,149      $6,661             $4,584

----------
 *** For the period from the commencement of offering of Class C shares, January 3, 1994, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the years ended March 31, 1997 and 1996, the two months ended March 31, 1994, and the year ended January
     31, 1994, the per share distributions in excess of net investment income were $0.002, $0.002, $0.002 and
     $0.003, respectively.
 (S) The investment adviser waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income .....       $ 0.51           --            --          --                 --
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## ..............        1.80%           --            --          --                 --
        Net investment income ...        4.33%           --            --          --                 --

                                                FINANCIAL HIGHLIGHTS
                                                                    PENNSYLVANIA FUND
                                         -------------------------------------------------------------------------
                                                                                   TWO MONTHS
                                                                                      ENDED         PERIOD ENDED
                                                   YEAR ENDED MARCH 31,              MARCH 31,       JANUARY 31,
                                         --------------------------------------    ------------   ----------------
                                              1997          1996          1995          1994              1994*
                                             ------        ------        ------        ------             ------
                                                                         CLASS A
                                         -------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period       $ 9.37        $ 9.29        $ 9.15        $10.14             $ 9.53
                                             ------        ------        ------        ------             ------
Income from investment operations# --
  Net investment income(S) ...........       $ 0.53        $ 0.54        $ 0.54        $ 0.09             $ 0.50
  Net realized and unrealized gain
    (loss) on investments ............        (0.10)         0.09          0.18         (0.99)              0.62
                                             ------        ------        ------        ------             ------
    Total from investment operations .       $ 0.43        $ 0.63        $ 0.72        $(0.90)            $ 1.12
                                             ------        ------        ------        ------             ------
Less distributions declared to
  shareholders --
  From net investment income .........       $(0.54)       $(0.55)       $(0.54)       $(0.09)            $(0.50)
  From net realized gain on
    investments ......................          --            --          (0.01)          --               (0.01)
  In excess of net investment income(++)      (0.00)          --            --            --                 --
  In excess of net realized gain on
    investments ......................          --            --          (0.03)          --                 --
                                             ------        ------        ------        ------             ------
    Total distributions declared to
      shareholders ...................       $(0.54)       $(0.55)       $(0.58)       $(0.09)            $(0.51)
                                             ------        ------        ------        ------             ------
Net asset value -- end of period .....       $ 9.26        $ 9.37        $ 9.29        $ 9.15             $10.14
                                             ======        ======        ======        ======             ======
Total return(+) ......................        4.67%         6.85%         8.14%       (8.91)%++           12.12%+
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):
  Expenses ##.........................        0.10%         0.10%         0.01%         0.00%+             0.00%+
  Net investment income ..............        5.66%         5.76%         5.97%         5.43%+             5.30%+
PORTFOLIO TURNOVER ...................          42%           40%           49%            1%                10%
NET ASSETS AT END OF PERIOD (000
  OMITTED) ...........................      $16,933       $18,030       $16,411       $13,961            $13,987

----------
   * For the period from the commencement of investment operations, February 1, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended March 31, 1997, the per share distributions in excess of net investment income was $0.003.
 (S) The investment adviser voluntarily agreed to maintain expenses of the Fund at not more than 1.30% of average daily net assets for Class A shares. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
      Net investment income ..........       $ 0.45        $ 0.45        $ 0.43        $ 0.06             $ 0.32
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## ...................        0.95%         1.00%         1.18%         1.84%+             1.94%+
        Net investment income ........        4.81%         4.86%         4.80%         3.60%+             3.36%+

                                                FINANCIAL HIGHLIGHTS
                                                                PENNSYLVANIA FUND
                                    --------------------------------------------------------------------------
                                                                             TWO MONTHS
                                                                                ENDED          PERIOD ENDED
                                             YEAR ENDED MARCH 31,              MARCH 31,        JANUARY 31,
                                    -------------------------------------     ----------       ------------
                                         1997          1996          1995        1994              1994**
                                        ------        ------        ------      ------             ------
                                                                     CLASS B
                                    --------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH
  PERIOD):
Net asset value -- beginning of
  period ........................       $ 9.39        $ 9.29        $ 9.15      $10.15             $10.06
                                        ------        ------        ------      ------             ------
Income from investment
  operations# --
  Net investment income(S) ......       $ 0.46        $ 0.50        $ 0.45      $ 0.06             $ 0.17
  Net realized and unrealized
    gain (loss) on investments ..        (0.11)         0.07          0.18       (0.99)              0.10
                                        ------        ------        ------      ------             ------
    Total from investment
      operations ................       $ 0.35        $ 0.57        $ 0.63      $(0.93)            $ 0.27
                                        ------        ------        ------      ------             ------
Less distributions declared to
  shareholders --
  From net investment income(++)        $(0.46)       $(0.47)       $(0.45)     $(0.07)            $(0.17)
  From net realized gain on
    investments .................          --            --          (0.01)        --               (0.01)
  In excess of net realized gain
    on investments ..............          --            --          (0.03)        --                 --
                                        ------        ------        ------      ------             ------
    Total distributions declared
      to shareholders ...........       $(0.46)       $(0.47)       $(0.49)     $(0.07)            $(0.18)
                                        ------        ------        ------      ------             ------
Net asset value -- end of period        $ 9.28        $ 9.39        $ 9.29      $ 9.15             $10.15
                                        ======        ======        ======      ======             ======
Total return ....................        3.83%         6.23%         7.07%     (9.16)%++            6.76%+
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):
  Expenses## ....................        0.90%         0.88%         1.01%       1.00%+             1.00%+
  Net investment income .........        4.86%         4.98%         4.96%       4.37%+             4.22%+
PORTFOLIO TURNOVER ..............          42%           40%           49%          1%                10%
NET ASSETS AT END OF PERIOD (000
  OMITTED) ........................    $24,898       $24,170        $7,699      $4,304             $3,401

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended March 31, 1997, and the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.002 and $0.001, respectively.
 (S) The investment adviser voluntarily agreed to maintain expenses at not more than 1.95% of average daily net assets for Class B shares. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
      Net investment income .....       $ 0.38        $ 0.41        $ 0.34      $ 0.04             $ 0.05
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## ..............        1.75%         1.85%         2.26%       2.91%+             2.50%+
        Net investment income ...        4.01%         4.01%         3.72%       2.47%+             1.29%+

                                                FINANCIAL HIGHLIGHTS
                                                               SOUTH CAROLINA FUND
                            ------------------------------------------------------------------------------------------
                                                                          TWO MONTHS
                                                                             ENDED                 YEAR ENDED
                                      YEAR ENDED MARCH 31,                  MARCH 31,              JANUARY 31,
                            -----------------------------------------    ---------------    --------------------------
                                  1997           1996           1995          1994             1994           1993
                                 ------         ------         ------        ------           ------         ------
                                                                     CLASS A
                            ------------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH
  PERIOD):
Net asset value --
  beginning of period ........   $11.97         $11.86         $11.79        $12.74           $12.02         $11.74
                                 ------         ------         ------        ------           ------         ------
Income from investment
  operations# --
  Net investment income(S) ...   $ 0.62         $ 0.62         $ 0.63        $ 0.08           $ 0.63         $ 0.67
  Net realized and unrealized
    gain (loss) on investments    (0.10)          0.11           0.15         (0.92)            0.74           0.34
                                 ------         ------         ------        ------           ------         ------
    Total from investment
      operations .............   $ 0.52         $ 0.73         $ 0.78        $(0.84)          $ 1.37         $ 1.01
                                 ------         ------         ------        ------           ------         ------
Less distributions declared to
  shareholders --
  From net investment income .   $(0.61)        $(0.62)        $(0.62)       $(0.08)          $(0.61)        $(0.69)
  From net realized gain on
    investments ..............      --             --           (0.06)         --              (0.01)         (0.04)
  In excess of net investment
    income(++) ...............      --           (0.00)           --         (0.03)            (0.03)           --
  In excess of net realized
    gain on investments ......      --             --           (0.03)          --               --             --
                                 ------         ------         ------        ------           ------         ------
    Total distributions
      declared to shareholders   $(0.61)        $(0.62)        $(0.71)       $(0.11)          $(0.65)        $(0.73)
                                 ------         ------         ------        ------           ------         ------
Net asset value -- end of
  period .....................   $11.88         $11.97         $11.86        $11.79           $12.74         $12.02
                                 ======         ======         ======        ======           ======         ======
Total return(+) ..............    4.46%          6.20%          6.93%       (6.65)%++         11.69%          8.89%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## .................    1.10%          1.20%          1.19%         1.23%+           1.22%          1.12%
  Net investment income ......    5.17%          5.10%          5.37%         5.09%+           5.06%          5.74%
PORTFOLIO TURNOVER ...........      13%            18%            30%            4%              10%            11%
NET ASSETS AT END OF
  PERIOD (000 OMITTED) ....... $148,908       $166,801       $171,045      $173,316         $187,307       $144,539

----------
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0006.
 (S) The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income ..  $ 0.16            --             --            --               --             --
      RATIOS (TO AVERAGE
        NET ASSETS):
        Expenses## ...........   1.16%            --             --            --               --             --
        Net investment income    5.11%            --             --            --               --             --

                                                FINANCIAL HIGHLIGHTS
                                                                SOUTH CAROLINA FUND
                                           -------------------------------------------------------------------
                                                               YEAR ENDED JANUARY 31,
                                           -------------------------------------------------------------------
                                             1992           1991           1990           1989           1988
                                            ------         ------         ------         ------         ------
                                                                      CLASS A
                                           -------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period ..........................         $11.45         $11.30         $11.24         $11.14         $11.54
                                            ------         ------         ------         ------         ------
Income from investment operations --
  Net investment income ...........         $ 0.70         $ 0.71         $ 0.72         $ 0.76         $ 0.77
  Net realized and unrealized gain
    (loss) on investments .........           0.40           0.21           0.06           0.11          (0.36)
                                            ------         ------         ------         ------         ------
    Total from investment operations        $ 1.10         $ 0.92         $ 0.78         $ 0.87         $ 0.41
                                            ------         ------         ------         ------         ------
Less distributions declared to shareholders --
  From net investment income ......         $(0.76)        $(0.71)        $(0.72)        $(0.77)        $(0.77)
  From net realized gain on
    investments ...................          (0.05)         (0.06)           --             --             --
  From paid-in capital ............            --             --             --             --           (0.04)
                                            ------         ------         ------         ------         ------
    Total distributions declared to
      shareholders ................         $(0.81)        $(0.77)        $(0.72)        $(0.77)        $(0.81)
                                            ------         ------         ------         ------         ------
Net asset value -- end of period ..         $11.74         $11.45         $11.30         $11.24         $11.14
                                            ======         ======         ======         ======         ======
Total return(+) ...................          9.95%          8.46%          7.13%          8.18%          3.92%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses ........................          1.15%          1.18%          1.21%          0.97%          0.81%
  Net investment income ...........          6.07%          6.30%          6.35%          6.90%          7.07%
PORTFOLIO TURNOVER ................            22%            47%            54%            27%            12%
NET ASSETS AT END OF PERIOD (000
  OMITTED) ........................       $101,434        $75,922        $57,675        $45,391        $34,025

----------
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                  FINANCIAL HIGHLIGHTS
                                                                    SOUTH CAROLINA FUND
                                -------------------------------------------------------------------------------------
                                                                                      TWO MONTHS
                                                                                         ENDED           PERIOD ENDED
                                                      YEAR ENDED MARCH 31,              MARCH 31,         JANUARY 31,
                                           ---------------------------------------     ----------        ------------
                                              1997           1996           1995           1994              1994**
                                             ------         ------         ------         ------             ------
                                                                          CLASS B
                                -------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period ............................        $11.97         $11.86         $11.78         $12.73             $12.67
                                             ------         ------         ------         ------             ------
Income from investment operations# --
  Net investment income(S) ..........        $ 0.54         $ 0.52         $ 0.54         $ 0.08             $ 0.21
  Net realized and unrealized gain
    (loss) on investments ...........         (0.10)          0.12           0.17          (0.94)              0.06
                                             ------         ------         ------         ------             ------
    Total from investment operations.        $ 0.44         $ 0.64         $ 0.71         $(0.86)            $ 0.27
                                             ------         ------         ------         ------             ------
Less distributions declared to
  shareholders --
  From net investment income ........        $(0.53)        $(0.53)        $(0.54)        $(0.08)            $(0.20)
  From net realized gain on
    investments......................           --             --           (0.06)           --                --
  In excess of net investment income(++)        --           (0.00)         (0.00)         (0.01)             (0.01)
  In excess of net realized gain on
    investments .....................           --             --           (0.03)           --                 --
                                             ------         ------         ------         ------             ------
    Total distributions declared to
      shareholders ..................        $(0.53)        $(0.53)        $(0.63)        $(0.09)            $(0.21)
                                             ------         ------         ------         ------             ------
Net asset value -- end of period ....        $11.88         $11.97         $11.86         $11.78             $12.73
                                             ======         ======         ======         ======             ======
Total return ........................         3.73%          5.43%          6.26%        (6.77)%++            5.47%+
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## ........................         1.79%          1.92%          1.90%          1.96%+             1.90%+
  Net investment income..............         4.48%          4.35%          4.63%          4.29%+             3.86%+
PORTFOLIO TURNOVER...................           13%            18%            30%             4%                10%
NET ASSETS AT END OF PERIOD
  (000 OMITTED)......................       $21,871        $18,420        $12,964        $10,085             $8,217

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were
     $0.0005 and $0.00436, respectively.
 (S) The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income..........        $ 0.53            --             --             --                 --
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## ..................         1.85%            --             --             --                 --
        Net investment income .......         4.42%            --             --             --                 --

                                                FINANCIAL HIGHLIGHTS
                                                                  TENNESSEE FUND
                                  ------------------------------------------------------------------------------------
                                                                            TWO MONTHS
                                                                              ENDED                YEAR ENDED
                                       YEAR ENDED MARCH 31,                  MARCH 31,              JANUARY 31,
                                  ------------------------------------      -----------         ---------------------
                                   1997           1996           1995           1994             1994          1993
                                  ------         ------         ------         ------           ------        ------
                                                                      CLASS A
                                  ------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
 OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period ....        $10.40         $10.27         $10.26         $10.94           $10.37        $10.10
                                  ------         ------         ------         ------           ------        ------
Income from investment
  operations# --
  Net investment income(S)        $ 0.55         $ 0.54         $ 0.56         $ 0.09           $ 0.57        $ 0.57
  Net realized and
    unrealized gain (loss)
    on investments .......         (0.09)          0.13           0.02          (0.68)            0.57          0.31
                                  ------         ------         ------         ------           ------        ------
    Total from investment
      operations .........        $ 0.46         $ 0.67         $ 0.58         $(0.59)          $ 1.14        $ 0.88
                                  ------         ------         ------         ------           ------        ------
Less distributions
  declared to shareholders --
  From net investment
    income................        $(0.54)        $(0.54)        $(0.56)        $(0.07)          $(0.54)       $(0.57)
  From net realized gain
    on investments(++)....           --             --           (0.00)           --               --          (0.01)
  In excess of net
    investment income(+++)           --           (0.00)           --           (0.02)           (0.03)        (0.03)
  In excess of net realized
    gain on investments ..           --             --           (0.01)           --               --            --
                                  ------         ------         ------         ------           ------        ------
    Total distributions
      declared to shareholders    $(0.54)        $(0.54)        $(0.57)        $(0.09)          $(0.57)       $(0.61)
                                  ------         ------         ------         ------           ------        ------
Net asset value -- end of
  period .................        $10.32         $10.40         $10.27         $10.26           $10.94        $10.37
                                  ======         ======         ======         ======           ======        ======
Total return(+) ..........         4.48%          6.66%          5.86%        (5.39)%++         11.20%         9.03%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## .............         1.10%          1.21%          1.22%          1.21%+           1.29%         1.14%
  Net investment income ..         5.26%          5.18%          5.52%          5.31%+           5.25%         5.89%
PORTFOLIO TURNOVER .......           20%            20%            27%             4%              12%            9%
NET ASSETS AT END OF
  PERIOD (000 OMITTED) ...      $108,000       $109,811       $117,572       $117,117         $123,050       $99,443
----------
    + Annualized.
   ++ Not annualized.
    # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
   ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 (++) For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0014.
(+++) For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0024.
  (S) The investment adviser and/or distributor voluntarily waived a portion of their management, distribution and expense reimbursement fees for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income       $ 0.54            --             --             --             --           $ 0.61
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## .......         1.16%            --             --             --             --            1.17%
        Net investment income      5.20%            --             --             --             --            6.23%

                                                FINANCIAL HIGHLIGHTS
                                                                             TENNESSEE FUND
                                                          ------------------------------------------------------
                                                                YEAR ENDED                         PERIOD ENDED
                                                                JANUARY 31,                          JANUARY 31,
                                                          ----------------------------------       --------------
                                                            1992          1991          1990             1989*
                                                           ------        ------        ------           ------
                                                                                 CLASS A
                                                          -------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period .............       $ 9.90        $ 9.80        $ 9.68           $ 9.53
                                                           ------        ------        ------           ------
Income from investment operations --
  Net investment income(S) .........................       $ 0.61        $ 0.62        $ 0.67           $ 0.22
  Net realized and unrealized gain on investments ..         0.30          0.13          0.11             0.10
                                                           ------        ------        ------           ------
    Total from investment operations ...............       $ 0.91        $ 0.75        $ 0.78           $ 0.32
                                                           ------        ------        ------           ------
Less distributions declared to shareholders --
  From net investment income .......................       $(0.66)       $(0.63)        $(0.66)         $(0.17)
  From net realized gain on investments ............        (0.05)        (0.02)           --              --
  From paid-in capital(++) .........................          --          (0.00)           --              --
                                                           ------        ------        ------           ------
    Total distributions declared to shareholders ...       $(0.71)       $(0.65)        $(0.66)         $(0.17)
                                                           ------        ------        ------           ------
Net asset value -- end of period ...................       $10.10        $ 9.90        $ 9.80           $ 9.68
                                                           ======        ======        ======           ======
Total return(+) ....................................        9.50%         7.96%         8.30%            3.43%++
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(S):
  Expenses .........................................        1.15%         1.03%         0.53%            0.40%+
  Net investment income ............................        6.11%         6.37%         6.70%            5.98%+
PORTFOLIO TURNOVER .................................          42%           58%           78%               5%
NET ASSETS AT END OF PERIOD (000 OMITTED) ..........      $87,898       $72,108       $56,048          $15,832

----------
   * For the period from the commencement of investment operations, August 12, 1988, to January 31, 1989.
   + Annualized.
  ++ Not annualized.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended January 31, 1991, the per share distribution from paid-in capital was $0.0013.
 (S) The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income ........................          --            --         $ 0.60           $ 0.20
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses ...................................          --            --          1.24%            0.95%+
        Net investment income ......................          --            --          5.99%            5.43%+

                                                FINANCIAL HIGHLIGHTS
                                                                 TENNESSEE FUND
                                   ---------------------------------------------------------------------------
                                                                              TWO MONTHS
                                                                                 ENDED          PERIOD ENDED
                                            YEAR ENDED MARCH 31,                MARCH 31,         JANUARY 31,
                                   --------------------------------------    --------------    ---------------
                                        1997          1996          1995           1994              1994**
                                       ------        ------        ------         ------             ------
                                                                     CLASS B
                                   ---------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period .......................       $10.39        $10.26        $10.26         $10.95             $10.87
                                       ------        ------        ------         ------             ------
Income from investment
  operations# --
  Net investment income(S) .....       $ 0.47        $ 0.46        $ 0.48         $ 0.08             $ 0.19
  Net realized and unrealized
    gain (loss) on investments          (0.09)         0.14          0.01          (0.69)              0.08
                                       ------        ------        ------         ------             ------
    Total from investment
      operations ...............       $ 0.38        $ 0.60        $ 0.49         $(0.61)            $ 0.27
                                       ------        ------        ------         ------             ------
Less distributions declared to
  shareholders --
  From net investment income(+++)      $(0.46)       $(0.47)       $(0.48)        $(0.08)            $(0.19)
  From net realized gain on
    investments(++) ............          --            --          (0.00)           --                 --
  In excess of net realized gain
    on investments .............          --            --          (0.01)           --                 --
                                       ------        ------        ------         ------             ------
    Total distributions declared
      to shareholders ..........       $(0.46)       $(0.47)       $(0.49)        $(0.08)            $(0.19)
                                       ------        ------        ------         ------             ------
Net asset value -- end of period       $10.31        $10.39        $10.26         $10.26             $10.95
                                       ======        ======        ======         ======             ======
Total return ...................        3.76%         5.89%         5.00%        (5.59)%++            2.48%++
RATIOS (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S):
  Expenses## ...................        1.79%         1.93%         1.94%          1.93%+             1.93%+
  Net investment income ........        4.57%         4.43%         4.80%          4.49%+             4.20%+
PORTFOLIO TURNOVER .............          20%           20%           27%             4%                12%
NET ASSETS AT END OF PERIOD (000
  OMITTED) .....................      $14,436       $12,935       $10,006         $5,294             $3,818

----------
   ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
    + Annualized.
   ++ Not annualized.
    # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
   ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (++) For the year ended March 31, 1995, the per share distribution from net realized gain on investments was
      $0.0014.
(+++) For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0021.
  (S) The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income ....       $ 0.46           --            --             --                 --
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses## .............        1.85%           --            --             --                 --
        Net investment income ..        4.51%           --            --             --                 --

                                                  FINANCIAL HIGHLIGHTS
                                                                    VIRGINIA FUND
                              ------------------------------------------------------------------------------------------
                                                                            TWO MONTHS
                                                                               ENDED
                                          YEAR ENDED MARCH 31,                MARCH 31,         YEAR ENDED JANUARY 31,
                              -----------------------------------------    -------------      --------------------------
                                    1997           1996           1995          1994              1994            1993
                                   ------         ------         ------        ------            ------          ------
                                                                       CLASS A
                                -----------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period ........     $11.21         $11.09         $11.15        $12.07            $11.72          $11.44
                                   ------         ------         ------        ------            ------          ------
Income from investment
  operations# --
  Net investment income(S) ...     $ 0.59         $ 0.59         $ 0.56        $ 0.10            $ 0.65          $ 0.68
  Net realized and unrealized
    gain (loss) on investments      (0.15)          0.13           0.04         (0.92)             0.56            0.30
                                   ------         ------         ------        ------            ------          ------
    Total from investment
      operations .............     $ 0.44         $ 0.72         $ 0.60        $(0.82)           $ 1.21          $ 0.98
                                   ------         ------         ------        ------            ------          ------
Less distributions declared to
  shareholders --
  From net investment income .     $(0.59)        $(0.60)        $(0.61)       $(0.06)           $(0.62)         $(0.70)
  From net realized gain
    on investments(+++) ......        --             --           (0.04)          --              (0.20)          (0.00)
  In excess of net
    investment income(++) ....        --           (0.00)         (0.00)        (0.04)            (0.04)            --
  In excess of net realized
    gain on investments ......        --             --           (0.01)          --                --              --
                                   ------         ------         ------        ------            ------          ------
    Total distributions
      declared to shareholders     $(0.59)        $(0.60)        $(0.66)       $(0.10)           $(0.86)         $(0.70)
                                   ------         ------         ------        ------            ------          ------
Net asset value -- end of period   $11.06         $11.21         $11.09        $11.15            $12.07          $11.72
                                   ======         ======         ======        ======            ======          ======
Total return(+) ..............      3.97%          6.52%          5.67%       (6.80)%++          10.67%           8.88%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA(S):
  Expenses## .................      1.08%          1.18%          1.16%         1.17%+            1.18%           1.08%
  Net investment income ......      5.27%          5.20%          4.91%         5.33%+            5.37%           6.02%
PORTFOLIO TURNOVER ...........        42%            42%            27%            5%               22%             20%
NET ASSETS AT END OF
  PERIOD (000 OMITTED) .......   $379,185       $418,408       $430,688      $443,580          $479,333        $399,696

----------
    + Annualized.
   ++ Not annualized.
    # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
   ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 (++) For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were $0.005 and $0.003, respectively.
(+++) For the year ended January 31, 1993, the per share distribution from net realized gain on investments was $0.00348.
  (S) The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income ..     $ 0.58            --             --            --                --              --
      RATIOS (TO AVERAGE
        NET ASSETS):
        Expenses## ...........      1.14%            --             --            --                --              --
        Net investment income       5.21%            --             --            --                --              --

                                                FINANCIAL HIGHLIGHTS
                                                                 VIRGINIA FUND
                                      ------------------------------------------------------------------------
                                                             YEAR ENDED JANUARY 31,
                                      ------------------------------------------------------------------------
                                         1992            1991            1990            1989            1988
                                        ------          ------          ------          ------          ------
                                                                    CLASS A
                                      ------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period ......................         $11.16          $10.97          $10.91          $10.75          $11.38
                                        ------          ------          ------          ------          ------
Income from investment operations --
  Net investment income .......         $ 0.71          $ 0.73          $ 0.73          $ 0.74          $ 0.72
  Net realized and unrealized
    gain (loss) on investments            0.34            0.19            0.06            0.16           (0.57)
                                        ------          ------          ------          ------          ------
    Total from investment
      operations ..............         $ 1.05          $ 0.92          $ 0.79          $ 0.90          $ 0.15
                                        ------          ------          ------          ------          ------
Less distributions declared to
  shareholders --
  From net investment income ..         $(0.77)         $(0.73)         $(0.73)         $(0.74)         $(0.71)
  From net realized gain on
    investments ...............            --              --              --              --            (0.05)
  From paid-in capital ........            --              --              --              --            (0.02)
                                        ------          ------          ------          ------          ------
    Total distributions
      declared to shareholders          $(0.77)         $(0.73)         $(0.73)         $(0.74)         $(0.78)
                                        ------          ------          ------          ------          ------
Net asset value -- end of
  period ......................         $11.44          $11.16          $10.97          $10.91          $10.75
                                        ======          ======          ======          ======          ======
Total return(+) ...............          9.76%           8.74%           7.46%           8.76%           1.61%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses ....................          1.08%           1.11%           1.12%           1.09%           1.04%
  Net investment income .......          6.32%           6.64%           6.67%           6.91%           6.75%
PORTFOLIO TURNOVER ............            13%             38%             41%             38%             11%
NET ASSETS AT END OF PERIOD
  (000 OMITTED) ...............       $328,664        $275,202        $240,553        $207,680        $192,104

----------
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                FINANCIAL HIGHLIGHTS
                                                                 VIRGINIA FUND
                                -----------------------------------------------------------------------------
                                                                                TWO MONTHS
                                                                                  ENDED           PERIOD ENDED
                                              YEAR ENDED MARCH 31,               MARCH 31,         JANUARY 31,
                                ------------------------------------------    --------------    ---------------
                                      1997           1996           1995           1994              1994**
                                     ------         ------         ------         ------             ------
                                                                    CLASS B
                                -----------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning
  of period .................        $11.21         $11.08         $11.14         $12.06             $12.14
                                     ------         ------         ------         ------             ------
Income from investment
  operations# --
  Net investment income(S) ..        $ 0.51         $ 0.51         $ 0.53         $ 0.09             $ 0.22
  Net realized and unrealized
    gain (loss) on investments        (0.15)          0.13          (0.01)         (0.92)              0.01
                                     ------         ------         ------         ------             ------
    Total from investment
      operations.............        $ 0.36         $ 0.64         $ 0.52         $(0.83)            $ 0.23
                                     ------         ------         ------         ------             ------
Less distributions declared to
  shareholders --
  From net investment income.        $(0.51)        $(0.51)        $(0.53)        $(0.09)            $(0.21)
  From net realized gain on
    investments .............           --             --           (0.04)           --               (0.09)
  In excess of net investment
    income(++) ..............           --           (0.00)         (0.00)         (0.00)             (0.01)
  In excess of net realized
    gain on investments......           --             --           (0.01)           --                 --
                                     ------         ------         ------         ------             ------
    Total distributions
      declared to
      shareholders ..........        $(0.51)        $(0.51)        $(0.58)        $(0.09)            $(0.31)
                                     ------         ------         ------         ------             ------
Net asset value -- end of
  period ....................        $11.06         $11.21         $11.08         $11.14             $12.06
                                     ======         ======         ======         ======             ======
Total return.................         3.24%          5.85%          4.91%        (6.92)%++            4.93%+
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL
  DATA(S):
  Expenses## ................         1.78%          1.90%          1.88%          1.88%+             1.82%+
  Net investment income......         4.57%          4.46%          4.84%          4.52%+             4.25%+
PORTFOLIO TURNOVER...........           42%            42%            27%             5%                22%
NET ASSETS AT END OF PERIOD
  (000 OMITTED)..............       $30,567        $28,420        $22,007        $13,337            $10,877

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the years ended March 31, 1996 and 1995, and the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.002, $0.005 and $0.002, respectively.
 (S) The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees have been incurred by the Fund, the net investment income and the ratios would have been:
      Net investment income..        $ 0.50            --             --             --                 --
      RATIOS (TO AVERAGE NET
        ASSETS):
        Expenses## ..........          1.84%           --             --             --                 --
        Net investment income          4.51%           --             --             --                 --

                                                FINANCIAL HIGHLIGHTS
                                                                 VIRGINIA FUND
                                    -------------------------------------------------------------------------
                                                                             TWO MONTHS
                                                                               ENDED           YEAR ENDED
                                          YEAR ENDED MARCH 31,                MARCH 31,         JANUARY 31,
                                    -------------------------------------    -----------       -------------
                                      1997           1996           1995        1994              1994***
                                     ------         ------         ------      ------             ------
                                                                    CLASS C
                                    -------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning
  of period .................        $11.21         $11.07         $11.14      $12.06             $11.94
                                     ------         ------         ------      ------             ------
Income from investment operations# --
  Net investment income(S) ..        $ 0.52         $ 0.51         $ 0.56      $ 0.08             $ 0.02
  Net realized and unrealized
    gain (loss) on
    investments .............         (0.16)          0.15          (0.04)       (0.91)              0.12
                                     ------         ------         ------      ------             ------
    Total from investment
      operations ............        $ 0.36         $ 0.66         $ 0.52      $(0.83)            $ 0.14
                                     ------         ------         ------      ------             ------
Less distributions declared to
  shareholders --
  From net investment income(++)     $(0.51)        $(0.52)        $(0.54)     $(0.09)            $(0.02)
  From net realized gain on
    investment income .......           --             --           (0.04)        --                 --
  In excess of net realized
    gain on investments .....           --             --           (0.01)        --                 --
                                     ------         ------         ------      ------             ------
    Total distributions
      declared to
      shareholders ..........        $(0.51)        $(0.52)        $(0.59)     $(0.09)            $(0.02)
                                     ------         ------         ------      ------             ------
Net asset value -- end of
  period ....................        $11.06         $11.21         $11.07      $11.14             $12.06
                                     ======         ======         ======      ======             ======
Total return ................         3.30%          6.02%          4.85%     (6.91)%++           17.05%+
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL
  DATA(S):
  Expenses## ................         1.72%          1.83%          1.80%       1.82%+             1.18%+
  Net investment income .....         4.63%          4.53%          4.90%       4.48%+             1.79%+
PORTFOLIO TURNOVER ..........           42%            42%            27%          5%                22%
NET ASSETS AT END OF PERIOD
  (000 OMITTED) .............        $3,182         $3,366         $2,300      $1,760               $833

----------
 *** For the period from the commencement of offering of Class C shares, January 3, 1994, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the years ended March 31, 1996 and 1995, and January 31, 1994, the per share distributions in excess of net investment income were $0.005, $0.002 and $0.002, respectively.
 (S) The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income and the ratios would have been:
      Net investment income..        $ 0.51            --             --          --                 --
      RATIOS (TO AVERAGE NET
        ASSETS):
        Expenses## ..........         1.78%            --             --          --                 --
        Net investment income         4.57%            --             --          --                 --

                                                FINANCIAL HIGHLIGHTS
                                                               WEST VIRGINIA FUND
                              ----------------------------------------------------------------------------------------
                                                                         TWO MONTHS
                                                                           ENDED
                                       YEAR ENDED MARCH 31,               MARCH 31,            YEAR ENDED JANUARY 31,
                              --------------------------------------    -------------      ---------------------------
                                 1997           1996           1995           1994              1994           1993
                                ------         ------         ------         ------            ------         ------
                                                                     CLASS A
                              ----------------------------------------------------------------------------------------
PER SHARE DATA (FOR A
  SHARE OUTSTANDING
  THROUGHOUT EACH
  PERIOD):
Net asset value --
  beginning of period ..        $11.33         $11.21         $11.19         $12.06            $11.50         $11.20
                                ------         ------         ------         ------            ------         ------
Income from investment
  operations# --
  Net investment income .       $ 0.60         $ 0.61         $ 0.62         $ 0.01            $ 0.64         $ 0.66
  Net realized and
    unrealized gain (loss)
    on investments .....        (0.02)           0.12           0.03          (0.78)             0.69           0.34
                                ------         ------         ------         ------            ------         ------
    Total from
      investment operations     $ 0.58         $ 0.73         $ 0.65         $(0.77)           $ 1.33         $ 1.00
                                ------         ------         ------         ------            ------         ------
Less distributions
  declared to shareholders --
  From net investment
    income .............        $(0.60)        $(0.61)        $(0.62)        $(0.06)           $(0.61)        $(0.69)
  From net realized gain
    on investments .....           --             --             --             --              (0.12)         (0.01)
  In excess of net
    investment income(++)          --           (0.00)           --           (0.04)            (0.04)           --
  In excess of net
    realized gain on
    investments ........           --             --           (0.01)           --                --             --
                                ------         ------         ------         ------            ------         ------
    Total distributions
      declared to shareholders  $(0.60)        $(0.61)        $(0.63)        $(0.10)           $(0.77)        $(0.70)
                                ------         ------         ------         ------            ------         ------
Net asset value -- end
  of period ............        $11.31         $11.33         $11.21         $11.19            $12.06         $11.50
                                ======         ======         ======         ======            ======         ======
Total return(+) ........         5.20%          6.58%          6.07%        (6.37)%++          11.80%          9.12%
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL
  DATA:
  Expenses## ...........         1.17%          1.22%          1.19%          1.30%+            1.24%          1.15%
  Net investment income          5.28%          5.30%          5.62%          5.36%+            5.30%          5.97%
PORTFOLIO TURNOVER .....           21%            11%            23%             2%               26%            19%
NET ASSETS AT END OF
  PERIOD (000 OMITTED) .      $126,107       $134,514       $127,616       $130,726          $141,190       $115,289

----------
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended March 31, 1996, the per share distributions in excess of net investment income was $0.002.

                                                FINANCIAL HIGHLIGHTS
                                                               WEST VIRGINIA FUND
                                      ------------------------------------------------------------------------
                                                             YEAR ENDED JANUARY 31,
                                      ------------------------------------------------------------------------
                                         1992            1991            1990            1989            1988
                                        ------          ------          ------          ------          ------
                                                                    CLASS A
                                      ------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of
  period ......................         $10.93          $10.72          $10.68          $10.51          $11.30
                                        ------          ------          ------          ------          ------
Income from investment operations --
  Net investment income .......         $ 0.70          $ 0.71          $ 0.71          $ 0.77          $ 0.77
  Net realized and unrealized
    gain (loss) on investments            0.34            0.21            0.04            0.18           (0.72)
                                        ------          ------          ------          ------          ------
    Total from investment operations    $ 1.04          $ 0.92          $ 0.75          $ 0.95          $ 0.05
                                        ------          ------          ------          ------          ------
Less distributions declared to
  shareholders --
  From net investment income ..         $(0.76)         $(0.71)         $(0.71)         $(0.78)         $(0.76)
  From net realized gain on
    investments ...............          (0.01)            --              --              --            (0.02)
  From paid-in capital ........            --              --              --              --            (0.06)
                                        ------          ------          ------          ------          ------
    Total distributions
      declared to shareholders          $(0.77)         $(0.71)         $(0.71)         $(0.78)         $(0.84)
                                        ------          ------          ------          ------          ------
Net asset value -- end of
  period ......................         $11.20          $10.93          $10.72          $10.68          $10.51
                                        ======          ======          ======          ======          ======
Total return(+) ...............          9.84%           8.91%           7.26%           9.43%           0.76%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses ....................          1.17%           1.21%           1.22%           0.86%           0.79%
  Net investment income .......          6.33%           6.59%           6.63%           7.01%           7.32%
PORTFOLIO TURNOVER ............            14%             37%             34%              9%             11%
NET ASSETS AT END OF PERIOD
  (000 OMITTED) ...............        $80,440         $61,984         $52,398         $43,026         $36,276

----------
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                FINANCIAL HIGHLIGHTS
                                                              WEST VIRGINIA FUND
                                -----------------------------------------------------------------------------
                                                                               TWO MONTHS
                                                                                  ENDED          PERIOD ENDED
                                            YEAR ENDED MARCH 31,                 MARCH 31,         JANUARY 31,
                                -----------------------------------------    ---------------    ---------------
                                      1997           1996           1995            1994              1994**
                                     ------         ------         ------          ------             ------
                                                                    CLASS B
                                -----------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE
  OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning
  of period .................        $11.33         $11.21         $11.19          $12.06             $12.13
                                     ------         ------         ------          ------             ------
Income from investment
  operations# --
  Net investment income .....        $ 0.52         $ 0.52         $ 0.53          $ 0.01             $ 0.22
  Net realized and unrealized
    gain (loss) on investments        (0.02)          0.12           0.04           (0.87)              0.05
                                     ------         ------         ------          ------             ------
    Total from investment
      operations.............        $ 0.50         $ 0.64         $ 0.57          $(0.86)            $ 0.27
                                     ------         ------         ------          ------             ------
Less distributions declared to
  shareholders --
  From net investment income         $(0.52)        $(0.52)        $(0.54)         $(0.01)            $(0.21)
  From net realized gain on
    investments .............           --             --             --              --               (0.12)
  In excess of net investment
    income(++) ..............           --           (0.00)         (0.00)            --               (0.01)
  In excess of net realized
    gain on investments .....           --             --           (0.01)            --                 --
                                     ------         ------         ------          ------             ------
    Total distributions
      declared to shareholders       $(0.52)        $(0.52)        $(0.55)         $(0.01)            $(0.34)
                                     ------         ------         ------          ------             ------
Net asset value -- end of
  period ....................        $11.31         $11.33         $11.21          $11.19             $12.06
                                     ======         ======         ======          ======             ======
Total return.................         4.47%          5.81%          5.30%         (6.48)%++            5.59%+
RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:
  Expenses## ................         1.87%          1.94%          1.91%           2.02%+             1.89%+
  Net investment income......         4.57%          4.56%          4.87%           4.56%+             4.14%+
PORTFOLIO TURNOVER...........           21%            11%            23%              2%                26%
NET ASSETS AT END OF PERIOD
  (000 OMITTED)..............       $13,587        $12,647        $10,046          $5,456             $4,530

----------
  ** For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were $0.002 and $0.005, respectively.


3.  INVESTMENT OBJECTIVE AND POLICIES
INVESTMENT OBJECTIVE -- The investment objective of each Fund is to provide current income exempt from federal income taxes and personal income taxes, if any, of the State to which its name refers. Any investment involves risk and there can be no assurance that any Fund will achieve its investment objective.


INVESTMENT POLICIES -- As a fundamental policy, each Fund seeks to achieve its investment objective by investing its assets primarily (i.e., at least 80% of its net assets under normal conditions) in municipal bonds and notes and other debt instruments the interest on which is exempt from federal income taxes and from the personal income taxes, if any, of the State to which its name refers. These obligations are issued primarily by such States, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, except that with respect to the Florida Fund, these obligations may consist of other tax-exempt securities which are not subject to the Florida intangibles tax. The interest income on certain of these obligations may be subject to an alternative minimum tax, which is considered to be tax-exempt for purposes of the 80% test described above.


Although each Fund seeks to invest all its assets in the obligations described in the preceding paragraph, market conditions may from time to time limit the availability of such obligations. During periods when a Fund is unable to purchase obligations described in the preceding paragraph, the Fund will seek to invest its assets in Municipal Obligations (as defined below) the interest on which would be exempt from federal income taxes, but would be subject to personal income taxes of the State to which its name refers. Also, as a temporary defensive measure during times of adverse market conditions, up to 50% of the assets of a Fund may be held in cash or invested in the short-term obligations described in paragraphs 4 and 5 below. Under normal conditions, substantially all of the investments of each Fund will be made in:

        (1) Tax-exempt securities which are rated AAA, AA, or A by Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or are rated Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's"), or which are unrated but are considered to have essentially the same characteristics and quality as securities having such ratings and are issued by issuers which have other securities rated not lower than A by S&P, Fitch or Moody's;

        (2) Tax-exempt securities which are not rated and do not qualify under paragraph 1 above or which are rated lower than the three highest grades of S&P, Fitch, Duff & Phelps or Moody's. However, not more than one-third of a Fund's net assets will be invested in such securities;

        (3) Notes of issuers having an issue of outstanding Municipal Obligations rated AAA, AA or A by S&P, Fitch or Duff & Phelps or Aaa, Aa or A by Moody's or which are guaranteed by the U.S. Government or which are rated MIG-1 or MIG-2 by Moody's;

        (4) Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

        (5) Commercial paper which is rated A-1 or A-2 by S&P or P-1 or P-2 by Moody's (or which is unrated but which is considered to have essentially the same characteristics and qualities as commercial paper having such ratings), obligations (including certificates of deposit, bankers' acceptances and repurchase agreements) of banks with $1 billion or more of assets, and cash.

From time to time, a portion of a Fund's distributions will be taxable to shareholders, for example, distributions of income from the obligations described in paragraphs 4 and 5 above, from capital gains, from transactions in certain Municipal Bonds purchased at a market discount and from certain other transactions. For a comparison of yields on Municipal Obligations and taxable securities, see the Taxable Equivalent Yield Tables in Appendix B. For a general discussion of Municipal Obligations, the risks associated with an investment therein, and descriptions of the ratings of S&P, Fitch, Duff & Phelps and Moody's of Municipal Obligations and short-term obligations permitted as investments, see Appendix C. As used in this Prospectus, the terms "Municipal Obligations" and "tax-exempt securities" are used interchangeably to refer to debt instruments issued by or on behalf of States, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any State).

LOWER RATED MUNICIPAL OBLIGATIONS -- The lower rated or unrated securities described in paragraph 2 above, while generally providing greater income than investments in higher rated securities, usually are high risk securities involving greater volatility of price (especially during periods of economic uncertainty or change) and risk to principal and income (including the possibility of default by or bankruptcy of the issuers of such securities) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates, although these lower rated fixed income securities are also affected by changes in interest rates. In particular, securities rated BBB by S&P, Fitch or Duff & Phelps or Baa by Moody's (and comparable unrated securities), while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated Municipal Obligations. Securities rated lower than BBB by S&P, Fitch or Duff & Phelps or Baa by Moody's (and comparable unrated securities) (commonly referred to as "junk bonds"), are considered speculative. While these high risk securities may have some quality and protective characteristics, these can be expected to be outweighed by large uncertainties or major risk exposures during times of adverse market conditions. Furthermore, an economic downturn may result in a higher incidence of defaults by issuers of these securities. During certain periods, the higher yields on a Fund's lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, a Fund may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Fund's yield despite the actual loss of principal. In addition, these lower rated or unrated high risk tax-exempt securities are frequently traded only in markets where the number of potential purchasers, if any, is very limited. Therefore, the judgment of the Adviser may at times play a greater role in valuing these securities than in the case of higher rated tax-exempt securities. This consideration may have the effect of limiting the ability of the Trust to sell such securities for a particular Fund at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. While the Adviser may refer to ratings issued by established credit rating agencies, it is not a policy of the Funds to rely exclusively on ratings issued by these agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Furthermore, no minimum rating standard is required by the Funds. With respect to those Municipal Obligations which are not rated by a major rating agency, the Funds will be more reliant on the Adviser's judgment, analysis and experience than would be the case if such Municipal Obligations were rated. To the extent a Fund invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis than in the case of an investment in higher quality bonds. In evaluating the creditworthiness of an issue, whether rated or unrated, the Adviser may take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.


See Appendix D to this Prospectus for charts indicating the composition of the bond portion of the portfolio of certain Funds for the fiscal year ended March 31, 1997, with the debt securities separated into rating categories.


Although higher quality tax-exempt securities may produce lower yields, they are generally more marketable. To protect the capital of shareholders of a Fund under adverse market conditions, a Fund may from time to time deem it prudent to hold cash or to purchase higher quality securities or taxable short-term obligations with a resultant decrease in yield or increase in the proportion of taxable income.

NON-DIVERSIFIED STATUS -- Each Fund is a "non-diversified" series of the Trust, which means that more than 5% of the assets of each Fund may be invested in the obligations of each of one or more issuers, subject to the diversification requirements of the Code. Since a relatively high percentage of the assets of a Fund may be invested in the obligations of a limited number of issuers, the value of shares of a Fund may be more susceptible to any single economic, political or regulatory occurrence than would be the shares of a diversified investment company.

CHARACTERISTICS OF MUNICIPAL OBLIGATIONS -- Each Fund may invest its assets in a relatively high percentage of municipal bonds issued by entities having similar characteristics. The issuers may pay their interest obligations from revenue of similar projects such as multi-family housing, nursing homes, electric utility systems, hospitals or life care facilities. This too may make any Fund more susceptible to similar economic, political, or regulatory occurrences, particularly since such issuers would likely be located in the same State. As the similarity in issuers increases, the potential for fluctuation of the net asset value of the Fund's shares also increases. Each Fund will only invest in securities of issuers which it believes will make timely payments of interest and principal.

Each Fund may invest more than 25% of its assets in industrial revenue bonds (referred to under current tax law as private activity bonds), and also may invest more than 25% of its assets in revenue bonds issued for housing, including multi-family housing, health care facilities or electric utilities, at times when the relative value of issues of such a type is considered, in the judgment of the Adviser, to be more favorable than that of other available types of issues, taking into consideration the particular restrictions on investment flexibility arising from the investment objective of each Fund. Therefore, investors should also be aware of the risks which these investments may entail. Industrial revenue bonds are issued by various state and local agencies to finance various projects.

If a revenue bond is secured by payments generated from a project, and the revenue bond is also secured by a lien on the real estate comprising the project, foreclosure by the indenture trustee on the lien for the benefit of the bondholders creates additional risks associated with owning real estate, including environmental risks.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction within cost constraints, the achievement and maintainance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends.

Electric utilities face problems in financing large construction programs in inflationary periods, cost increases and delay occasioned by environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, the cost of competing fuel sources, difficulty in obtaining sufficient rate increases and other regulatory problems, the effect of energy conservation and difficulty of the capital market to absorb utility debt.

Health care facilities include life care facilities, nursing homes and hospitals. Life care facilities are alternative forms of long-term housing for the elderly which offer residents the independence of condominium lifestyle and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in this process. The facilities may also be affected by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges.

Each Fund may also invest in bonds for industrial and other projects, such as sewage or solid waste disposal or hazardous waste treatment facilities. Financing for such projects will be subject to inflation and other general economic factors as well as construction risks including labor problems, difficulties with construction sites and the ability of contractors to meet specifications in a timely manner. Because some of the materials, processes and wastes involved in these projects may include hazardous components, there are risks associated with their production, handling and disposal.

The net asset value of the shares of each Fund changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of such a portfolio can be expected to decline.

Except for the policy identified above as fundamental, shareholder approval is not required to change any of the foregoing investment policies, or any of the policies discussed below.

ZERO COUPON AND DEFERRED INTEREST BONDS -- Municipal Obligations in which the Funds may invest also include zero coupon bonds and deferred interest bonds. Zero coupon bonds and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds and deferred interest bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. Each Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders. Since no cash is received at the time of accrual, a Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations.


REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement the Fund acquires securities subject to the seller's agreement to repurchase them at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, each Fund has adopted certain procedures which are intended to minimize the risks associated with repurchase agreements.

"WHEN-ISSUED" SECURITIES -- Some issues of tax-exempt securities may be purchased on a "when-issued" basis, which means that the obligations will be delivered to a Fund at a future date usually beyond customary settlement time. The commitment to purchase an obligation for which payment will be made on a future date may be deemed a separate security. Although the amount of tax-exempt securities for which there may be commitments to purchase on a "when-issued" basis is not limited, it is expected that under normal circumstances not more than 50% of the total assets of any Fund will be committed to such purchases. A Fund does not pay for such obligations until received and does not start earning interest on the obligations until the contractual settlement date. Each Fund has established a segregated account consisting of liquid assets equal to the amount of the commitments on behalf of the Fund to purchase "when-issued" securities. For additional information concerning the purchase of securities on a "when-issued" basis, see the SAI.

INDEXED SECURITIES -- The Trust may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could include the loss of all or a portion of the principal amount of the investment.

SWAPS AND RELATED TRANSACTIONS -- As one way of managing its exposure to different types of investments, each Fund may enter into interest rate swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by a Fund with another party of cash payments based upon different interest rate indexes or other prices or rates. For example, in the typical interest rate swap, a Fund might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a notional principal amount determined by the parties.


Each Fund may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.


Swap agreements could be used to shift a Fund's investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.


Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

Swaps, caps, floors and collars are highly specialized activities which involve certain risks. See the SAI for further discussion on, and the risks involved in, these activities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. Variable rate obligations have an interest rate which is adjusted at predesignated periods and interest on floating rate obligations is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. For additional information concerning variable and floating rate obligations, see the SAI.

INVERSE FLOATING RATE OBLIGATIONS -- Each Fund may invest in so-called "inverse floating rate obligations" or "residual interest" bonds or other obligations or certificates relating thereto structured to have similar features. Such obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (approximately two times) of the rate at which fixed-rate long-term tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed rate tax-exempt obligations.

PARTICIPATION INTERESTS -- From time to time, a Fund may purchase from banks participation interests in all or part of specific holdings of Municipal Obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank. Participation interests only will be purchased if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of a Fund.


RESTRICTED SECURITIES -- Each Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") ("restricted securities"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). A determination is made, based upon a continuing review of the trading markets for a specific Rule 144A security, whether such security is liquid and thus not subject to a Fund's limitation on investing not more than 15% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring liquidity of Rule 144A securities. The Board, however, retains oversight, focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A securities could have the effect of decreasing the level of liquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in a Fund's portfolio. Subject to the Funds' 15% limitation on investments in illiquid investments, the Funds may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Funds might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

OPTIONS -- Each Fund may write (i.e., sell) "covered" put and call options on fixed income securities subject to any applicable laws. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Put options written by a Fund give the holder the right to sell the underlying securities to the Fund during the term of the option at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Call options are "covered" by a Fund, for example, when it owns the underlying securities, and put options are "covered" by a Fund, for example, when it has established a segregated account of liquid assets which can be liquidated promptly to satisfy any obligation of the Fund to purchase the underlying securities. Each Fund may utilize other forms of cover as well, as described in the SAI. Each Fund may also write straddles (combinations of puts and calls on the same underlying security). Such transactions generate additional premium income but also present increased risk. See the SAI.


A Fund will receive a premium from writing a put or call option, which increases the gross income of the Fund in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for a Fund to close out its written option positions.

A Fund may also purchase put or call options in anticipation of changes in interest rates which may adversely affect the value of its portfolio or the prices of securities that the Fund wants to purchase at a later date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value.

A Fund may purchase detachable call options on municipal securities, which are options issued by an issuer of the underlying municipal securities giving the purchaser the right to purchase the securities at a fixed price, at a stated time in the future, or in some cases, on a future date.

In addition, each Fund may purchase warrants on fixed income securities. A warrant on a fixed income security is a long-dated call option conveying to the holder of the warrant the right, but not the obligation, to purchase a fixed income security of a specific description from the issuer on a certain date or dates (the exercise date) at a fixed exercise price.

Each Fund may write and purchase options on securities only for hedging purposes and not in an effort to increase current income. Options on securities, including warrants, that are written or purchased by the Funds will be traded on U.S. exchanges and over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- Each Fund may enter into futures contracts on fixed income securities and on indexes of fixed income securities, including municipal bond indexes, any other financial indexes and any index of fixed income securities which may become available for trading, and on Eurodollar deposits, subject to any applicable laws ("Futures Contracts"). Each Fund may, subject to any applicable laws, purchase and write options on all such Futures Contracts ("Options on Futures Contracts"). These investments will be used to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the portfolio securities of a Fund or adversely affect the prices of long-term bonds which are intended to be purchased for the Fund at a later date. Such transactions may also be entered into for non-hedging purposes, to the extent permitted by applicable law. Futures Contracts and Options on Futures Contracts entail risks. Although the Trust believes that use of such contracts will benefit the Funds, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the overall performance of a Fund may be poorer than if the Fund had not entered into any such contract.

In order to assure that each Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission (the "CFTC") require that each Fund enter into transactions in Futures Contracts and Options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of such Fund's assets. In addition, each Fund must comply with the requirements of various state securities laws in connection with such transactions.

Each Fund has adopted the additional policy that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Fund's Futures Contracts would exceed 50% of the value of the Fund's total assets. Moreover, a Fund will not purchase put and call options on securities or on Futures Contracts if as a result more than 5% of the total assets of the Fund would be invested in such options.

Futures Contracts and Options on Futures Contracts that are entered into by a Fund will be traded on U.S. exchanges.


RISK FACTORS -- Although the Funds will enter into certain transactions in options, Futures Contracts and Options on Futures Contracts for hedging purposes, all subject to applicable laws, such transactions nevertheless involve risks. For example, a lack of correlation between the instrument underlying an option or Futures Contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. There can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and a Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in such instruments entered into for non-hedging purposes, subject to applicable laws, involve greater risks and may result in losses which are not offset by gains on other portfolio assets. The SAI contains a further description of options, Futures Contracts and Options on Futures Contracts, and a discussion of the risks related to transactions therein.


Transactions in the foregoing instruments may be entered into by the Funds on U.S. exchanges regulated by the SEC or the CFTC. Options on securities may also be written or purchased in the over-the-counter market. Over-the-counter transactions involve certain risks which may not be present in an exchange environment.

Gains recognized from options and futures transactions engaged in by a Fund are taxable to the Fund's shareholders when distributed to them.


CONCENTRATION IN STATE OBLIGATIONS -- RISKS; ADDITIONAL INFORMATION -- Because each Fund will ordinarily invest 80% or more of its net assets in Municipal Obligations issued by or on behalf of the State to which its name refers (except that with respect to the Florida Fund, these obligations may consist of other Municipal Obligations which are exempt from the Florida intangibles tax), each Fund is more susceptible to factors affecting such State than is a comparable municipal bond fund not concentrated in the obligations of issuers located in a single state. It is also possible that there will not be sufficient availability of suitable Municipal Obligations for each Fund to achieve its objective of providing income and an investment exempt from state taxes. Investors should be aware of certain additional information concerning investments in each State's Municipal Obligations. For a discussion of this information, which does not purport to be complete, see Appendix E.


PORTFOLIO TRADING -- Each Fund intends to fully manage its portfolio by buying and selling securities, as well as holding securities to maturity. In managing its portfolio, each Fund seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. For a description of the strategies which may be used by the Funds in managing their portfolios, which may include adjusting the average maturity of a Fund's portfolio in anticipation of a change in interest rates, see the SAI.


Distributions of gains, if any, realized from the sale of Municipal Obligations or other securities are subject to federal income taxes and State personal income taxes (see "Tax Status"). The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and such other policies as the Trustees may determine, the Adviser may consider sales of shares of each Fund and of the other investment company clients of MFD as a factor in the selection of broker-dealers to execute the portfolio transactions of any Fund. From time to time, the Adviser may direct certain portfolio transactions to broker-dealer firms which, in turn, have agreed to pay a portion of the Fund's operating expenses (e.g., fees charged by the Custodian of the Fund's assets). For a further discussion of portfolio transactions, see the SAI.

The SAI includes a listing of investment restrictions which govern the investment policies of each Fund. A Fund's investment limitations, policies and rating standards are generally adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. Shareholder approval is not required to change the investment objective of any Fund unless indicated otherwise and a subsequent change in investment objective may result in the Fund having an investment objective different from the objective which the shareholder considered appropriate at the time of investment.


4.  MANAGEMENT OF THE TRUST
INVESTMENT ADVISER -- The Trust's Board of Trustees provides broad supervision over the affairs of each Fund. The Adviser is responsible for the management of each Fund's assets and the officers of the Trust are responsible for its operations. A majority of the Trustees are not affiliated with the Adviser.


The Adviser manages the assets of the Alabama, Georgia, Maryland, Massachusetts, New York, North Carolina, South Carolina, Tennessee, Virginia and West Virginia Funds pursuant to an Investment Advisory Agreement dated August 24, 1984. The Adviser manages the assets of the Arkansas and Florida Funds pursuant to separate Investment Advisory Agreements, each dated February 1, 1992. The Adviser manages the assets of the Mississippi Fund pursuant to an Investment Advisory Agreement dated August 1, 1992. The Adviser manages the assets of the Pennsylvania Fund pursuant to an Investment Advisory Agreement dated February 1, 1993. The Adviser manages the assets of the California Fund pursuant to an Investment Advisory Agreement dated September 1, 1993. (Each of these Investment Advisory Agreements are referred to herein as the "Advisory Agreements.") Under the Advisory Agreements, the Adviser provides each Fund with overall investment advisory services.

The portfolio manager for each Fund is as follows:
                                                          YEAR BECAME PORTFOLIO
       PORTFOLIO MANAGER               FUND                MANAGER OF THE FUND

David B. Smith* .............        Arkansas                      1997
                                    California                     1993
                                     Georgia                       1996
                                     Maryland                      1997
                                  Massachusetts                    1993
                                  South Carolina                   1997
                                    Tennessee                      1997
                                     Virginia                      1993
                                  West Virginia                    1994

Geoffrey L. Schechter** .....        Alabama                       1997
                                     Florida                       1997
                                   Mississippi                     1993
                                     New York                      1993
                                  North Carolina                   1993
                                   Pennsylvania                    1997

 *Mr. Smith joined MFS in 1988.

**Prior to joining MFS in 1993, Mr. Schechter was a Senior Investment Analyst at Liberty Mutual Insurance Company.

Messrs. Smith and Schechter, Vice Presidents of the Trust, are also Vice Presidents of the Adviser.

Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each Fund. For these services and facilities, the Adviser receives a management fee from the Trust on behalf of each Fund computed and paid monthly at an annual rate equal to 0.55% of each such Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Adviser has voluntarily reduced its management fee for the Funds for an indefinite period of time as follows:

                                           REDUCED ADVISORY FEE                                         REDUCED ADVISORY FEE
                                            AS A % OF AVERAGE                                            AS A % OF AVERAGE
FUND                                         DAILY NET ASSETS    FUND                                     DAILY NET ASSETS
Alabama ...................................        0.45%         Mississippi ...........................        0.45%
Arkansas ..................................        0.45          New York ..............................        0.45
California ................................        0.40          North Carolina ........................        0.45
Florida ...................................        0.45          South Carolina ........................        0.45
Georgia ...................................        0.45          Tennessee .............................        0.45
Maryland ..................................        0.45          Virginia ..............................        0.45
Massachusetts .............................        0.45          West Virginia .........................        0.45

The Adviser has reduced the Pennsylvania Fund's Management fee to 0.35% per annum of the Fund's average daily net assets. Beginning October 1, 1997, the Adviser will reduce the Pennsylvania Fund's management fee to 0.45% per annum of the Fund's average daily net assets.

These fee reductions may be revised or rescinded by the Adviser at any time without notice to shareholders.

For the Trust's fiscal year ended March 31, 1997, MFS received fees under the Advisory Agreements with respect to each Fund in the following amounts:

                                              ADVISORY                                    ADVISORY
                                           FEES RECEIVED          % OF AVERAGE          FEES WAIVED           % OF AVERAGE
                                             BY MFS(1)           NET ASSETS(1)             BY MFS              NET ASSETS
                                             ---------           -------------             ------              ----------
Alabama Fund ..........................     $  477,327                0.55%                 N/A                   N/A
Arkansas Fund .........................        908,167                0.55                  N/A                   N/A
California Fund .......................      1,156,144                0.40               $432,694                 0.15%
Florida Fund ..........................        549,091                0.55                  N/A                   N/A
Georgia Fund ..........................        361,309                0.49                 48,303                 0.06
Maryland Fund .........................        716,338                0.48                 97,218                 0.07
Massachusetts Fund ....................      1,244,262                0.48                169,487                 0.07
Mississippi Fund ......................        455,195                0.55                  N/A                   N/A
New York Fund .........................        856,664                0.55                  N/A                   N/A
North Carolina Fund ...................      2,129,831                0.48                288,877                 0.07
Pennsylvania Fund .....................         43,590                0.10                192,560                 0.45
South Carolina Fund ...................        864,108                0.48                116,415                 0.07
Tennessee Fund ........................        599,164                0.48                 82,026                 0.07
Virginia Fund .........................      2,093,440                0.48                284,139                 0.07
West Virginia Fund ....................        800,535                0.55                  N/A                   N/A

(1) After any applicable fee reduction.

MFS also serves as investment adviser to each of the other MFS Funds and to MFS/Sun Life Series Trust, MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income
Trust, MFS Special Value Trust, MFS Institutional Trust, MFS Union Standard Trust, MFS Variable Insurance Trust, and seven variable accounts each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., provide investment advice to substantial private clients.

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under management of the MFS organization were approximately $60.39 billion on behalf of approximately 2.6 million investor accounts as of June 30, 1997. As of such date, the MFS organization managed approximately $19.6 billion of assets in fixed income securities and fixed income securities of MFS Instititional Advisors, Inc., including approximately $6.2 billion of assets in municipal securities. MFS is a subsidiary of Sun Life of Canada (U.S.) a subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, John D. McNeil and Donald A. Stewart. Mr. Brodkin is the Chairman, Mr. Shames is the President and Mr. Scott is the Secretary and a Senior Executive Vice President of MFS. Messrs. McNeil and Stewart are the Chairman and President, respectively, of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. The executive officers of MFS report to the Chairman of Sun Life.

A. Keith Brodkin, the Chairman and a Director of MFS, is the Chairman and President of the Trust. Cynthia M. Brown, Robert A. Dennis, David B. Smith, Geoffrey L. Schechter, Daniel E. McManus, W. Thomas London, Stephen E. Cavan, James R. Bordewick, Jr., and James O. Yost, Ellen M. Moynihan and Mark E. Bradley, all of whom are officers of MFS, are officers of the Trust.

MFS has established a strategic alliance with Foreign & Colonial Management Ltd. ("Foreign & Colonial"). Foreign & Colonial is a subsidiary of two of the world's oldest financial services institutions, the London-based Foreign & Colonial Investment Trust PLC, which pioneered the idea of investment management in 1868, and HYPO-BANK (Bayerische Hypothekenund Weschsel-Bank AG), the oldest publicly listed bank in Germany, founded in 1835. As part of this alliance, the portfolio managers and investment analysts of MFS and Foreign & Colonial share their views on a variety of investment related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. MFS has access to the extensive international equity investment expertise of Foreign & Colonial, and Foreign & Colonial has access to the extensive U.S. equity investment expertise of MFS. MFS and Foreign & Colonial each have investment personnel working in each other's offices in Boston and London, respectively.

In certain instances there may be securities which are suitable for a Fund's portfolio as well as for portfolios of other clients of MFS or clients of Foreign & Colonial. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS and Foreign & Colonial, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as a Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.

ADMINISTRATOR -- MFS provides each Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997. Under this Agreement, the Fund pays MFS an administrative fee of up to 0.015% per annum of such Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.

DISTRIBUTOR -- MFD, a wholly owned subsidiary of MFS, is the distributor of shares of each Fund and also serves as distributor for each of the other MFS Funds.


SHAREHOLDER SERVICING AGENT -- The Shareholder Servicing Agent, a wholly owned subsidiary of MFS, performs transfer agency, certain dividend disbursing agency and other services for the Trust.


5.  INFORMATION CONCERNING SHARES OF THE TRUST
PURCHASES
Shares of the Funds may be purchased at the public offering price through any dealer. As used in the Prospectus and any appendices thereto the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD. Dealers may also charge their customers fees relating to investments in the Funds.

Each Fund offers Class A and Class B shares and the California Fund, the North Carolina Fund and the Virginia Fund also offer Class C shares. The classes of shares bear sales charges and distribution fees in different forms and amounts, as described below:


CLASS A SHARES: Class A shares are generally offered at net asset value plus an initial sales charge, but in certain cases are offered at net asset value without an initial sales charge but subject to a CDSC.


    PURCHASES SUBJECT TO INITIAL SALES CHARGE. Class A shares are offered at net asset value plus an initial sales charge as follows:


--------------------------------------------------------------------------------------------------------------------------
                                                             SALES CHARGE* AS PERCENTAGE OF:
                                                        ------------------------------------------       DEALER ALLOWANCE
                                                                                    NET AMOUNT           AS A PERCENTAGE
     AMOUNT OF PURCHASE                                 OFFERING PRICE(1)            INVESTED          OF OFFERING PRICE(1)
     ------------------                                 -----------------            --------          --------------------
Less than $100,000 ..................................          4.75%                   4.99%                   4.00%
$100,000 but less than $250,000 .....................          4.00                    4.17                    3.20
$250,000 but less than $500,000 .....................          2.95                    3.04                    2.25
$500,000 but less than $1,000,000 ...................          2.20                    2.25                    1.70
$1,000,000 or more ..................................         None**                  None**               See Below**
---------------------------------------------------------------------------------------------------------------------------

  * Because of rounding in the calculation of offering price, actual sales charges may be more or less than those calculated using the percentages above.
 ** A CDSC will apply to such purchases, as discussed below.
(1) Pursuant to a special arrangement, the dealer allowance as a percentage of offering price for Class A shares of the
    California Fund and the New York Fund is as follows:


                      SALES CHARGE*                        DEALER ALLOWANCE
                     AS A PERCENTAGE                        AS A PERCENTAGE
                    OF OFFERING PRICE                      OF OFFERING PRICE
                    -----------------                      -----------------
                          4.75%                                  4.25%
                          4.00                                   3.45
                          2.95                                   2.50
                          2.20                                   1.95


This special arrangement may be revised or discontinued at any time without notice to shareholders.


MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price, as shown in the above table. In the case of the maximum sales charge, the dealer retains 4% and MFD retains approximately 3/4 of 1% of the public offering price, except for the special arrangements for the California and New York Funds described above. The sales charge may vary depending on the number of shares of a Fund as well as certain other MFS Funds owned or being purchased, the existence of an agreement to purchase additional shares during a 13-month period (or 36-month period for purchases of $1 million or more) or other special purchase programs. A description of the Right of Accumulation, Letter of Intent and Group Purchase privileges by which the sales charge may be reduced is set forth in the SAI.

    PURCHASES SUBJECT TO A CDSC (but not an initial sales charge). In the following five circumstances, Class A shares are offered at net asset value without an initial sales charge, but subject to a CDSC equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares in the event of a share redemption within 12 months following the purchase:


    (i)   on investments of $1 million or more in Class A shares;


    (ii) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), if, prior to July 1, 1996: (a) the plan had established an account with the Shareholder Servicing Agent and (b) the sponsoring organization had demonstrated to the satisfaction of MFD that either (i) the employer had at least 25 employees or (ii) the aggregate purchases by the retirement plan of Class A shares in the MFS Funds would be in an aggregate amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion;

    (iii) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the retirement plan and/or sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or any similar recordkeeping system made available by the Shareholder Servicing Agent (the "MFS Participant Recordkeeping System"); (b) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996; and (c) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds will be in an aggregate amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion;

    (iv) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996 and (b) the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. THE RETIREMENT PLAN WILL QUALIFY UNDER THIS CATEGORY ONLY IF THE PLAN OR ITS SPONSORING ORGANIZATION INFORMS THE SHAREHOLDER SERVICING AGENT PRIOR TO THE PURCHASES THAT THE PLAN HAS A MARKET VALUE OF $500,000 OR MORE INVESTED IN SHARES OF ANY CLASS OR CLASSES OF THE MFS FUNDS. THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY; AND

     (v) on investments in Class A shares by certain retirement plans subject to ERISA if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1997; (b) such plan's records are maintained on a pooled basis by the Shareholder Servicing Agent; and
         (c) the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

In the case of all such purchases, MFD will pay commissions to dealers on new investments in Class A shares made through such dealers as follows:

    COMMISSION PAID BY MFD TO DEALERS          CUMULATIVE PURCHASE AMOUNT
    ---------------------------------          --------------------------
                  1.00%                     On the first $2,000,000, plus
                  0.80%                     Over $2,000,000 to $3,000,000, plus
                  0.50%                     Over $3,000,000 to $50,000,000, plus
                  0.25%                     Over $50,000,000


For purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in Class A shares made on or after April 1, 1996, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchases).

See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" below for further discussion of the CDSC.

    WAIVERS OF INITIAL SALES CHARGES AND CDSC. In certain circumstances, the initial sales charge imposed upon purchases of Class A shares and the CDSC imposed upon the redemption of Class A shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under
Section 401(a) or 403(b) of the Code and subject to ERISA, where:


 (i) the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and


(ii) the retirement plan and/or sponsoring organization demonstrates to the satisfaction of the Shareholder Servicing Agent that the retirement plan has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;


provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated or partially terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.


CLASS B SHARES: Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC as follows:

                   YEAR OF                                      CONTINGENT
                 REDEMPTION                                   DEFERRED SALES
               AFTER PURCHASE                                     CHARGE
               --------------                                     ------
First ...................................................           4%
Second ..................................................           4%
Third ...................................................           3%
Fourth ..................................................           3%
Fifth ...................................................           2%
Sixth ...................................................           1%
Seventh and following ...................................           0%

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividends or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" for further discussion of the CDSC.


Except as described below, MFD will pay commissions to dealers of 3.75% of the purchase price of Class B shares purchased through dealers. MFD will also advance to dealers the first year service fee payable under the Distribution Plan (see "Distribution Plan" below) at a rate equal to 0.25% of the purchase price of such shares. Therefore, the total amount paid to a dealer upon the sale of Class B shares is 4% of the purchase price of the shares (commission rate of 3.75% plus a service fee equal to 0.25% of the purchase price).

Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established its account with the Shareholder Servicing Agent on or after July 1, 1996, will be subject to the CDSC described above only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under each Fund's Distribution Plan. As discussed above, such retirement plans are eligible to purchase Class A shares of a Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. IN THIS EVENT, THE PLAN OR ITS SPONSORING ORGANIZATION SHOULD INFORM THE SHAREHOLDER SERVICING AGENT THAT THE PLAN IS ELIGIBLE TO PURCHASE CLASS A SHARES UNDER THIS CATEGORY; THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY FOR THE PURCHASE OF CLASS A SHARES.


    WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organizatiion subscribes to the MFS Participant Recordkeeping System and which has established an account with the Shareholder Servicing Agent on or after July 1, 1996; provided however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated or partially terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.


    CONVERSION OF CLASS B SHARES. Class B shares of a Fund that remain outstanding for approximately eight years will convert to Class A shares of the same Fund. Shares purchased through the reinvestment of distributions paid in respect of Class B shares will be treated as Class B shares for purposes of the payment of the distribution and service fees under each Fund's Distribution Plan. See "Distribution Plan" below. However, for purposes of conversion to Class A shares, all shares in a shareholder's account that were purchased through the reinvestment of dividends and distributions paid in respect of Class B shares (and which have not converted to Class A shares as provided in the following sentence) will be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a portion of the Class B shares then in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares not acquired through reinvestment of dividends and distributions that are converting to Class A shares bear to the shareholder's total Class B shares not acquired through reinvestment. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversion will not constitute a taxable event for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.


CLASS C SHARES: Class C shares of the California Fund, the North Carolina Fund and the Virginia Fund are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year. Class C shares do not convert to any other class of shares of a Fund. The maximum investment in Class C shares that may be made is up to $1,000,000 per transaction.

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividend or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" below for further discussion of the CDSC.


MFD will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers and, as compensation therefor, MFD will retain the 1.00% per annum distribution and service fee paid under the Distribution Plan by a Fund to MFD for the first year after purchase (see "Distribution Plan" below).


Class C shares are not currently available for purchase by any retirement plan qualified under Sections 401(a) or 403(b) of the Code if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar recordkeeping program made available by the Shareholder Servicing Agent.

    WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class C shares is waived. These circumstances are described in Appendix A to this Prospectus.


GENERAL: The following information applies to purchases of Class A and Class B shares of each Fund and Class C shares of the California Fund, the North Carolina Fund and the Virginia Fund.

    MINIMUM INVESTMENT. Except as described below, the minimum initial investment is $1,000 per account and the minimum additional investment is $50 per account. Accounts being established for monthly automatic investments and under payroll savings programs and tax deferred retirement programs (other than IRAs) involving the submission of investments by means of group remittal statements are subject to a $50 minimum on initial and additional investments per account. The minimum initial investment for IRAs is $250 per account and the minimum additional investment is $50 per account. Accounts being established for participation in the Automatic Exchange Plan are subject to a $50 minimum on initial and additional investments per account. There are also other limited exceptions to these minimums for certain tax-deferred retirement programs. Any minimums may be changed at any time at the discretion of MFD. Each Fund reserves the right to cease offering its shares at any time.

SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

    RIGHT TO REJECT PURCHASE ORDERS/MARKET TIMING. Purchases and exchanges should be made for investment purposes only. Each Fund and MFD each reserve the right to reject any purchase or exchange request. In the event that the Funds or MFD reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or organization acting on behalf of one or more individuals, if (i) the individual or organization makes three or more exchange requests out of a Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 or 1% or more of that Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, each Fund and MFD each reserves the right to reject or restrict any specific purchase and exchange request, and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase and exchange requests by market timers. Other funds in the MFS Funds may have different and/or more restrictive policies with respect to market timers than the Funds. These policies are disclosed in the prospectuses of these other MFS Funds.

    DEALER CONCESSIONS. Dealers may receive different compensation with respect to sales of Class A, Class B and Class C shares. In addition, from time to time, MFD may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, MFD or its affiliates may, from time to time, pay dealers an additional commission equal to 0.50% of the net asset value of all of the Class B and/or Class C shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, from time to time, MFD, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers which sell shares of a Fund. Such concessions provided by MFD may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives, payment for travel expenses, including lodging, incurred by registered representatives for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more MFS Funds, and/or other dealer-sponsored events. From time to time, MFD may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


    SPECIAL INVESTMENT PROGRAMS. For shareholders who elect to participate in certain investment programs (e.g., the Automatic Investment Plan) or other shareholder services, MFD or its affiliates may either (i) give a gift of nominal value, such as a hand-held calculator, or (ii) make a nominal charitable contribution on their behalf.

    RESTRICTIONS ON ACTIVITIES OF NATIONAL BANKS. The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of the prohibition has not been clearly defined, MFD believes that such Act should not preclude banks from entering into agency agreements with MFD. If, however, a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services in respect of shareholders who invested in a Fund through a national bank. It is not expected that shareholders would suffer any adverse financial consequence as a result of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

                        ------------------------------

A shareholder whose shares are held in the name of, or controlled by, a dealer might not receive many of the privileges and services from a Fund (such as Right of Accumulation, Letter of Intent and certain recordkeeping services) that the Fund ordinarily provides.

EXCHANGES
Subject to the requirements set forth below, some or all of the shares in an account with a Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds at net asset value (if available for sale). Shares of one class may not be exchanged for shares of any other class.

EXCHANGES AMONG MFS FUNDS (EXCLUDING EXCHANGES FROM MFS MONEY MARKET FUNDS):
No initial sales charges or CDSC will be imposed in connection with an exchange from shares of an MFS Fund to shares of any other MFS Fund, except with respect to exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund (discussed below). With respect to an exchange involving shares subject to a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares.

EXCHANGES FROM AN MFS MONEY MARKET FUND: Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund. These rules are described under the caption "Exchanges" in the Prospectuses of those MFS money market funds.

EXCHANGES INVOLVING THE MFS FIXED FUND: Class A shares of any MFS Fund held by certain qualified retirement plans may be exchanged for units of participation of the MFS Fixed Fund (a bank collective investment fund) (the "Units"), and Units may be exchanged for Class A shares of any MFS Fund. With respect to exchanges between Class A shares subject to a CDSC and Units, the CDSC will carry over to the acquired shares or Units and will be deducted from the redemption proceeds when such shares or Units are subsequently redeemed, assuming the CDSC is then payable (the period during which the Class A shares and the Units were held will be aggregated for purposes of calculating the applicable CDSC). In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to an initial sales charge of an MFS Fund, the initial sales charge shall be due upon such exchange, but will not be imposed with respect to any subsequent exchanges between such Class A shares and Units with respect to shares on which the initial sales charge has already been paid. In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to a CDSC of an MFS Fund, the CDSC period will commence upon such exchange, and the applicability of the CDSC with respect to subsequent exchanges shall be governed by the rules set forth above in this paragraph.


GENERAL: A shareholder should read the prospectus of the other MFS Fund into which an exchange is made and consider the differences in objectives, policies and restrictions before making any exchange. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If an Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (the "Exchange"), the exchange will occur on that day if all the requirements set forth above have been complied with at that time and subject to the Fund's right to reject purchase orders. No more than five exchanges may be made in any one Exchange Request by telephone. Additional information concerning this exchange privilege and prospectuses for any of the other MFS Funds may be obtained from dealers or the Shareholder Servicing Agent. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, an exchange could result in a gain or loss to the shareholder making the exchange. Exchanges by telephone are automatically available to most non-retirement plan accounts and certain retirement plan accounts. For further information regarding exchanges by telephone, see "Redemptions and Repurchases -- Redemptions by Telephone." The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers.

REDEMPTIONS AND REPURCHASES
A shareholder may withdraw all or any portion of the value of his account on any date on which the Fund is open for business by redeeming shares at their net asset value (a redemption) or by selling such shares to the Fund through a dealer (a repurchase). Certain redemptions and repurchases, however, are subject to a CDSC. See "Contingent Deferred Sales Charge" below. Because the net asset value of shares of the account fluctuates, redemptions or repurchases, which are taxable transactions, are likely to result in gains or losses to the shareholder. When a shareholder withdraws an amount from his account, the shareholder is deemed to have tendered for redemption a sufficient number of full and fractional shares in his account to cover the amount withdrawn. The proceeds of a redemption or repurchase will normally be available within seven days, except for shares purchased or received in exchange for shares purchased by check (including certified checks or cashier's checks). Payment of redemption proceeds may be delayed for up to 15 days from the purchase date in an effort to assure that such check has cleared.


REDEMPTION BY MAIL: Each shareholder may redeem all or any portion of the shares in his account by mailing or delivering to the Shareholder Servicing Agent (see back cover for address) a stock power with a written request for redemption or letter of instruction, together with his share certificates (if any were issued), all in "good order" for transfer. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed in the manner set forth below under the caption "Signature Guarantee." In addition, in some cases "good order" will require the furnishing of additional documents. The Shareholder Servicing Agent may make certain de minimis exceptions to the above requirements for redemption. Within seven days after receipt of a redemption request in "good order" by the Shareholder Servicing Agent, the Fund will make payment in cash of the net asset value of the shares next determined after such redemption request was received, reduced by the amount of any applicable CDSC described above and the amount of any income tax required to be withheld, except during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. See "Tax Status" below.

REDEMPTION BY TELEPHONE: Each shareholder may redeem an amount from his account by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. Shareholders wishing to avail themselves of this telephone redemption privilege must so elect on their Account Application, designate thereon a bank and account number to receive the proceeds of such redemption, and sign the Account Application Form with the signature(s) guaranteed in the manner set forth below under the caption "Signature Guarantee." The proceeds of such a redemption, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld, are mailed by check to the designated account, without charge, if the redemption proceeds do not exceed $1,000, and are wired in federal funds to the designated account if the redemption proceeds exceed $1,000. If a telephone redemption request is received by the Shareholder Servicing Agent by the close of regular trading on the Exchange on any business day, shares will be redeemed at the closing net asset value of the relevant Fund on that day. Subject to the conditions described in this section, proceeds of a redemption are normally mailed or wired on the next business day following the date of receipt of the order for redemption. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

REPURCHASE THROUGH A DEALER: If a shareholder desires to sell his shares through his dealer (a repurchase), the shareholder can place a repurchase order with his dealer, who may charge the shareholder a fee. IF THE DEALER RECEIVES THE SHAREHOLDER'S ORDER PRIOR TO THE CLOSE OF REGULAR TRADING ON THE EXCHANGE AND COMMUNICATES IT TO MFD BEFORE THE CLOSE OF BUSINESS ON THE SAME DAY, THE SHAREHOLDER WILL RECEIVE THE NET ASSET VALUE CALCULATED ON THAT DAY, REDUCED BY THE AMOUNT OF ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD.

REDEMPTION BY CHECK: Only Class A and Class C shares may be redeemed by check. A shareholder owning Class A or Class C shares of a Fund may elect to have a special account with State Street Bank and Trust Company (the "Bank") for the purpose of redeeming Class A or Class C shares from his or her account by check. The Bank will provide each Class A or Class C shareholder, upon request, with forms of checks drawn on the Bank. Only shareholders having accounts in which no share certificates have been issued will be permitted to redeem shares by check. Checks may be made payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege should so request on their Account Application, must execute signature cards (for additional information, see the Account Application) with signatures guaranteed in the manner set forth under the caption "Signature Guarantee" below, and must return any Class A or Class C share certificates issued to them. Additional documentation will be required from corporations, partnerships, fiduciaries or other such institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. The check may not draw on monthly dividends which have been declared but not distributed. SHAREHOLDERS WHO PURCHASE CLASS A AND CLASS C SHARES BY CHECK (INCLUDING CERTIFIED CHECKS OR CASHIER'S CHECKS) MAY WRITE CHECKS AGAINST THOSE SHARES ONLY AFTER THEY HAVE BEEN ON THE RELEVANT FUND'S BOOKS FOR 15 DAYS. WHEN SUCH A CHECK IS PRESENTED TO THE BANK FOR PAYMENT, A SUFFICIENT NUMBER OF FULL AND FRACTIONAL SHARES WILL BE REDEEMED TO COVER THE AMOUNT OF THE CHECK, ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD. IF THE AMOUNT OF THE CHECK, PLUS ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD IS GREATER THAN THE VALUE OF CLASS A OR CLASS C SHARES HELD IN THE SHAREHOLDER'S ACCOUNT, THE CHECK WILL BE RETURNED UNPAID, AND THE SHAREHOLDER MAY BE SUBJECT TO EXTRA CHARGES. TO AVOID DISHONOR OF CHECKS DUE TO FLUCTUATIONS IN ACCOUNT VALUE, SHAREHOLDERS ARE ADVISED AGAINST REDEEMING ALL OR MOST OF THEIR ACCOUNT BY CHECK. CHECKS SHOULD NOT BE USED TO CLOSE A FUND ACCOUNT BECAUSE WHEN THE CHECK IS WRITTEN, THE SHAREHOLDER WILL NOT KNOW THE EXACT TOTAL VALUE OF THE ACCOUNT ON THE DAY THE CHECK CLEARS. There is presently no charge to the shareholder for the maintenance of this special account or for the clearance of any checks, but each Fund and the Bank reserve the right to impose such charges or to modify or terminate the redemption by check privilege at any time.


CONTINGENT DEFERRED SALES CHARGE: Investments in Class A, Class B and Class C shares ("Direct Purchases") will be subject to a CDSC for a period of: (i) with respect to Class A and Class C shares, 12 months (however, the CDSC on Class A shares is only imposed with respect to purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares); or (ii) with respect to Class B shares, six years. Purchases of Class A shares made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of the month and each subsequent month. Class C and Class B shares purchased on or after January 1, 1993 will be aggregated on a calendar month basis -- all transactions made during a calendar month, regardless of when during the month they have occurred, will age one year at the close of business on the last day of such month in the following calendar year and each subsequent year. For Class B shares of a Fund purchased prior to January 1, 1993, transactions will be aggregated on a calendar year basis -- all transactions made during a calendar year, regardless of when during the year they have occurred, will age one year at the close of business on December 31 of that year and each subsequent year.

At the time of a redemption, the amount by which the value of a shareholder's account for a particular class of shares represented by Direct Purchases exceeds the sum of the six calendar year aggregations (12 months in the case of purchases of Class C shares and of purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares) of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividends or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of a particular class, (i) any Free Amount is not subject to the CDSC and (ii) the amount of the redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but (iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC. The CDSC will first be applied against the amount of Direct Purchases which will result in any such charge being imposed at the lowest possible rate. The CDSC to be imposed upon redemptions of shares will be calculated as set forth in "Purchases" above.


The applicability of a CDSC will be unaffected by exchanges or transfers of registration, except as described in Appendix A hereto.

GENERAL: The following information applies to redemptions and repurchases of all classes of each Fund's shares.

    SIGNATURE GUARANTEE: In order to protect shareholders against fraud, each Fund requires, in certain instances as indicated above, that the shareholder's signature be guaranteed. In these cases the shareholder's signature must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees shall be accepted in accordance with policies established by the Shareholder Servicing Agent.

    REINSTATEMENT PRIVILEGE: Shareholders of a Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or within 12 months of the initial purchase for Class C shares and certain Class A share purchases, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the SAI regarding this privilege.


    IN-KIND DISTRIBUTIONS: The Trust agrees to redeem shares of any Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Fund has reserved the right to pay other redemptions either totally or partially, by a distribution in-kind of securities (instead of cash) from such Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.

    INVOLUNTARY REDEMPTIONS/SMALL ACCOUNTS: Due to the relatively high cost of maintaining small accounts, each Fund reserves the right to redeem shares in any account for their then-current value if at any time the total investment in such account drops below $500 because of redemptions or exchanges, except in the case of accounts being established for monthly automatic investments and certain payroll savings programs, Automatic Exchange Plan accounts and tax-deferred retirement plans, for which there is a lower minimum investment requirement. See "Purchases -- General -- Minimum Investment." Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

DISTRIBUTION PLAN
The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares of each Fund, as applicable, pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the relevant Funds and their shareholders.


In certain circumstances, the fees described below may not be imposed or are being waived. These circumstances, if any, are described below under the heading "Current Level of Distribution and Service Fees."


FEATURES COMMON TO EACH CLASS OF SHARES: There are features of the Distribution Plan that are common to each class of shares as described below.

    SERVICE FEES. The Distribution Plan provides that the relevant Fund may pay MFD a service fee of up to 0.25% of the average daily net assets attributable to the class of shares to which the Distribution Plan relates (i.e., Class A, Class B or Class C shares, as appropriate) (the "Designated Class") annually in order that MFD may pay expenses on behalf of the Fund relating to the servicing of shares of the Designated Class. The service fee is used by MFD to compensate dealers which enter into a sales agreement with MFD in consideration for all personal services and/or account maintenance services rendered by the dealer with respect to shares of the Designated Class owned by investors for whom such dealer is the dealer or holder of record. MFD may from time to time reduce the amount of the service fees paid for shares sold prior to a certain date. Service fees may be reduced for a dealer that is the holder or dealer of record for an investor who owns shares of the Fund having an aggregate net asset value at or above a certain dollar level. Dealers may from time to time be required to meet certain criteria in order to receive service fees. MFD or its affiliates are entitled to retain all service fees payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates to shareholder accounts.

    DISTRIBUTION FEES. The Distribution Plan provides that the relevant Fund may pay MFD a distribution fee based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund. See "Management of the Trust -- Distributor" in the SAI. The amount of the distribution fee paid by a Fund with respect to each class differs under the Distribution Plan, as does the use by MFD of such distribution fees. Such amounts and uses are described below in the discussion of the provisions of the Distribution Plan relating to each class of shares. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expense incurred by MFD under its distribution agreement with a Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its distribution agreement with the Fund.

    OTHER COMMON FEATURES. Fees payable under the Distribution Plan are charged to, and therefore reduce, income allocated to shares of the Designated Class. The provisions of the Distribution Plan relating to operating policies as well as initial approval, renewal, amendment and termination are substantially identical as they relate to each Fund's class of shares covered by the Distribution Plan.

FEATURES UNIQUE TO EACH CLASS OF SHARES: There are certain features of the Distribution Plan that are unique to each class of shares, as described below.

    CLASS A SHARES. Class A shares are generally offered pursuant to an initial sales charge, a substantial portion of which is paid to or retained by the dealer making the sale (the remainder of which is paid to MFD). See "Purchases -- Class A Shares" above. In addition to the initial sales charge, the dealer also generally receives the ongoing 0.25% per annum service fee, as discussed above.

The distribution fee paid to MFD under the Distribution Plan is equal, on an annual basis, to 0.10% of the relevant Fund's average daily net assets attributable to Class A shares. As noted above, MFD may use the distribution fee to cover distribution-related expenses incurred by it under its distribution agreement with each Fund, including commissions to dealers and payments to wholesalers employed by MFD (e.g., MFD pays commission to dealers with respect to purchases of $1 million or more and purchases by certain retirement plans of Class A shares which are sold at net asset value but which are subject to a 1% CDSC for one year after purchase). See "Purchases -- Class A Shares" above. In addition, to the extent that the aggregate service and distribution fees paid under the Distribution Plan do not exceed 0.35% per annum of the average daily net assets of the relevant Fund attributable to Class A shares, the Fund is permitted to pay such distribution-related expenses or other distribution-related expenses.

    CLASS B SHARES. Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class B Shares" above. MFD will advance to dealers the first year service fee described above at a rate equal to 0.25% of the purchase price of such shares and, as compensation therefor, MFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible to receive the ongoing 0.25% per annum service fee with respect to such shares commencing in the thirteenth month following purchase.


Under each Class B Distribution Plan, the relevant Fund pays MFD a distribution fee equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class B shares. As noted above, this distribution fee may be used by MFD to cover its distribution-related expenses under its distribution agreement with a Fund (including the 3.75% commission it pays to dealers upon purchase of Class B shares, as described under "Purchases -- Class B Shares" above).


    CLASS C SHARES. Class C shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Information Concerning Shares of the Trust -- Purchases -- Class C shares" above. MFD will pay a commission to dealers of 1.00% of the purchase price of Class C shares purchased through dealers at the time of purchase. In compensation for this 1.00% commission paid by MFD to dealers, MFD will retain the 1.00% per annum Class C distribution and service fees paid by each Fund with respect to such shares for the first year after purchase, and dealers will become eligible to receive from MFD the ongoing 1.00% per annum distribution and service fees paid by the Fund to MFD with respect to such shares commencing in the thirteenth month following purchase.

This ongoing 1.00% fee is comprised of the 0.25% per annum service fee paid to MFD under the Distribution Plan (which MFD in turn pays to dealers), as discussed above, and a distribution fee paid to MFD (which MFD also in turn pays to dealers) under the Distribution Plan equal, on an annual basis, to 0.75% of the relevant Fund's average daily net assets attributable to Class C shares.


    CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES. Each Fund's Class A, Class B and Class C distribution and service fees for its current fiscal year are as follows:


                            CLASS A               CLASS B               CLASS C
                            -------               -------               -------
Alabama Fund ...........     0.25%                 1.00%
Arkansas Fund ..........     0.10%                 0.84%
California Fund ........     0.00%                 0.83%                 1.00%
Florida Fund ...........     0.00%                 0.81%
Georgia Fund ...........     0.25%                 1.00%
Maryland Fund ..........     0.35%                 1.00%
Massachusetts Fund .....     0.35%                 1.00%
Mississippi Fund .......     0.00%                 0.80%
New York Fund ..........     0.25%                 1.00%
North Carolina Fund ....     0.35%                 1.00%                 1.00%
Pennsylvania Fund ......     0.00%                 0.80%
South Carolina Fund ....     0.35%                 1.00%
Tennessee Fund .........     0.35%                 1.00%
Virginia Fund ..........     0.35%                 1.00%                 1.00%
West Virginia Fund .....     0.35%                 1.00%

For the California, Florida and Mississippi Funds, fees payable under the Distribution Plan with respect to Class A shares will commence on such date or dates as the Trustees of the Trust may determine. For the Pennsylvania Fund, the 0.25% per annum Class A service fee will commence when net assets attributable to Class A shares first equal or exceed $50 million and payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustee of the Trust may determine. For the Arkansas Fund, a portion of the Class A service fee equal to 0.10% per annum is currently being paid; payment of the remaining portion of the Class A service fee and payment of the 0.10% per annum Class A distribution fee will commence on such date or dates as the Trustees of the Trust may determine. For the Alabama, Georgia and New York Funds, payment of the 0.10% per annum Class A distribution fee will commence on such date or dates as the Trustees of the Trust may determine. Except in the case of the 0.25% per annum Class B service fee paid by the relevant Fund upon the sale of Class B shares in the first year, payment of the Class B service fee has been suspended for the California, Florida and Mississippi Funds until such date or dates as the Trustees of the Trust may determine. Except in the case of the 0.25% per annum Class B service fee paid by the Arkansas Fund upon the sale of Class B shares, the Class B service fee has been set by the Trust's Board of Trustees at 0.10% per annum and may be increased to a maximum of 0.25% per annum on such date as the Trustees of the Trust may determine. Except in the case of the 0.25% per annum Class B service fee paid by the Pennsylvania Fund upon the sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Class A service fee first becomes payable under the Pennsylvania Fund's Distribution Plan.


DISTRIBUTIONS
Each Fund intends to declare daily and pay to its shareholders substantially all of its net investment income as dividends on a monthly basis. Dividends generally are distributed on the first business day of the following month. In addition, a Fund may make one or more distributions during the calendar year to its shareholders from any long-term capital gains. Each Fund also may make one or more distributions during the calendar year to its shareholders from short-term capital gains. Shareholders may elect to receive dividends and capital gain distributions in either cash or additional shares of the same class with respect to which a distribution is made (see "Tax Status" and "Shareholder Services -- Distribution Options" below). Distributions paid by each Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.


TAX STATUS
FEDERAL INCOME TAXES -- Each Fund is treated as an entity separate from the other series of the Trust for federal income tax purposes. In order to minimize the taxes that the Funds would otherwise be required to pay, each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. Because each Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that any Fund will be required to pay entity-level federal income or excise taxes.

Each Fund expects that dividends paid to shareholders from interest on Municipal Obligations will be exempt from federal income tax because each Fund intends to satisfy certain requirements of the Code. One such requirement is that at the close of each quarter of its taxable year, at least 50% of the value of each Fund's total assets consists of obligations whose interest is exempt from federal income tax. Distributions of income from capital gains, from investments in taxable securities, and from certain other transactions including options and futures transactions will be taxable to shareholders, whether the distribution is paid in cash or reinvested in additional shares.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Exempt-interest dividends are taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax, and certain distributions of exempt-interest dividends may also be a tax preference item for purposes of the federal individual and corporate alternative minimum tax. All exempt-interest dividends may affect a corporate shareholder's alternative minimum tax liability. Depending on the nature of the distribution and the residence of the shareholder, certain Fund distributions may be subject to state and local income taxes. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of a Fund.

Shortly after the end of each calendar year, each Fund shareholder will be sent a statement setting forth the federal income tax status of all dividends and distributions for the year, including the portion exempt from federal income taxes as "exempt-interest dividends," the portion, if any, that is a tax preference item under the federal alternative minimum tax, the portion, if any, taxable as ordinary income, the portion, if any, taxable as long-term capital gain, the portion, if any, representing a return of capital (which is free of current taxes but results in a basis reduction), and the amount, if any, of federal income tax withheld.

Fund distributions will reduce a Fund's net asset value per share. Shareholders who buy shares shortly before a Fund makes a distribution of net capital gains or net short-term capital gains may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Each Fund intends to withhold U.S. federal income tax at the rate of 30% on taxable dividends and any other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., regardless of whether a lower rate may be permitted under an applicable treaty. Each Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Fund's Account Application for additional information regarding backup withholding of federal income tax and should consult their own tax advisers as to the tax consequences of an investment in a Fund.

STATE INCOME TAXES -- The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts as long as each Fund qualifies as a regulated investment company under the Code. Set forth below are brief descriptions of the personal income tax status of an investment in the Funds under tax laws currently in effect in the state for which the Fund is named. A statement setting forth the state income tax status of each Fund's distributions made during each calendar year will be sent to shareholders annually.


ALABAMA TAXES -- The Alabama Department of Revenue has advised the Trust that under existing Alabama law as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Fund is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Alabama Fund that represent interest received by the Alabama Fund on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the Alabama Fund to purchase or carry shares of the Alabama Fund will not be deductible for Alabama income tax purposes.

ARKANSAS TAXES -- On December 13, 1991, the Arkansas Department of Finance and Administration issued a letter ruling to counsel to the Arkansas Fund providing that with respect to funds like the Arkansas Fund, under the current terms of the Arkansas Fund's Prospectus, income distributions to Arkansas Fund shareholders, to the extent such distributions represent interest on obligations of the State of Arkansas or obligations of the United States or its possessions, will be exempt from Arkansas income tax.

Capital gains or losses realized from transactions in the portfolio securities of the Arkansas Fund and distributed to shareholders and the capital gains and losses realized by shareholders from redemptions, sales or exchanges of shares of the Arkansas Fund will be taken into account for Arkansas income tax purposes.

CALIFORNIA TAXES -- The California Fund believes that under existing California law, as long as at the end of each quarter of the California Fund's taxable year the California Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the California Fund's assets consists of obligations that, if held by an individual, would pay interest exempt from California taxation, shareholders of the California Fund will be able to exclude from income, for California personal income tax purposes, "California exempt-interest dividends" received from the California Fund during that taxable year. A "California exempt-interest dividend" is any dividend or portion thereof of the California Fund not exceeding the interest received by the California Fund during the taxable year on obligations that, if held by an individual, would pay interest exempt from California taxation (less certain direct and allocated expenses which include amortization of acquisition premium) and so designated by written notice to shareholders within 60 days after the close of that taxable year.

Distributions, other than "California exempt-interest dividends," by the California Fund to California residents will be subject to California personal income taxation. Gains realized by California residents from a redemption or sale of shares of the California Fund will also be subject to California personal income taxation. In general, California nonresidents, other than certain dealers, will not be subject to California personal income taxation on distributions by the California Fund or on gains from the redemption or sale of shares of the California Fund, unless those shares have acquired a California "business situs." (Such California nonresidents will, however, likely be subject to other state or local income taxes on such distributions or gains, depending on their residence.) Short-term capital losses realized by shareholders from a redemption of shares of the California Fund within six months from the date of their purchase will not be allowed for California personal income tax purposes to the extent of any tax-exempt dividends received with respect to such shares during such period. No deduction will be allowed for California personal income tax purposes for interest on indebtedness incurred or continued to purchase or carry shares of the California Fund for any taxable year of a shareholder during which the California Fund distributes "California exempt-interest dividends."

A statement setting forth the amount of "California exempt-interest dividends" distributed during each calendar year will be sent to shareholders annually.

FLORIDA TAXES -- Florida's constitution prohibits the levy, under the authority of the State, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an individual income tax exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner.

The Florida Department of Revenue has ruled that shares of a Florida series fund owned by a Florida resident will be exempt from the Florida Intangible Personal Property Tax so long as the fund's portfolio includes on January 1 of each year only assets, such as Florida tax-exempt securities and United States Government securities, that are exempt from the Florida Intangible Personal Property Tax. Although the date of valuation is prescribed as the close of business on the last business day of the previous calendar year, only the assets held in the portfolio of the fund on January 1 are to be valued.


In order to take advantage of the exemption from the intangibles tax in any year, the Florida Fund must sell any non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to January 1. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Florida Fund's investment return and might exceed any increased investment return the Florida Fund achieved by investing in non-exempt assets during the year.

The Florida Fund will normally attempt to invest substantially all of its assets in tax-exempt obligations of Florida, the United States, the territories or political subdivisions of the United States or Florida and in other tax-exempt securities which are exempt from the Florida intangibles tax and it will strive to hold, on January 1 of each year, only assets that are exempt from the Florida intangibles tax. Accordingly, the value of the Florida Fund shares held by a shareholder should, under normal circumstances, be exempt from the Florida intangibles tax.


GEORGIA TAXES -- Under existing laws, shareholders will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for federal income tax purposes that are attributable to interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or issued by territories or possessions of the United States (to the extent federal law exempts interest on obligations of such territories or possessions from state income taxation) which are held by the Georgia Fund. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes.

MARYLAND TAXES -- Holders of the Maryland Fund who are individuals, corporations, estates or trusts and who are subject to Maryland state and local income tax will not be subject to tax in Maryland on Maryland Fund dividends to the extent such dividends (A) qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code which are attributable to (i) interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities or (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States, or (B) are attributable to gain realized by the Maryland Fund from the sale or exchange of bonds issued by Maryland or a political subdivision of Maryland or of the United States or an authority, commission or instrumentality of the United States.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described above, such as (i) interest on obligations issued by states other than Maryland or (ii) income from repurchase contracts, such distributions will not be exempt from Maryland state and local income taxes. In addition, gain realized by a shareholder upon a redemption or exchange of Maryland Fund shares will be subject to Maryland taxation.

In the event the Maryland Fund fails to qualify as a "regulated investment company," the Maryland Fund would be subject to corporate Maryland income tax and distributions would be taxable as ordinary income to the shareholders.

Maryland presently includes in taxable net income items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes a tax preference. Accordingly, subject to a threshold amount, 50% of any distributions on the Maryland Fund attributable to such private activity bonds will not be exempt from Maryland state and local income taxes.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland state and local income tax purposes to the extent such interest is allocable to exempt-interest dividends.


MASSACHUSETTS TAXES -- Under existing Massachusetts law, as long as the Massachusetts Fund qualifies as a separate "regulated investment company" under the Code, (i) the Massachusetts Fund will not be liable for any income or corporate excise tax in The Commonwealth of Massachusetts and (ii) shareholders of the Massachusetts Fund who are subject to Massachusetts personal income taxation will not be required to include in their Massachusetts gross income that portion of dividends paid by the Fund which is identified in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's tax year as (a) "exempt-interest dividends" directly attributable to interest received by the Massachusetts Fund on obligations issued by The Commonwealth of Massachusetts, its political subdivisions, or agencies or instrumentalities of either of the foregoing, that is exempt from Massachusetts taxation; (b) capital gain dividends directly attributable to gain from obligations issued by The Commonwealth of Massachusetts, its political subdivisions, or agencies or instrumentalities of either of the foregoing, that is exempt from Massachusetts taxation; or (c) dividends attributable to interest on obligations of the United States that are exempt from state taxation.


Any capital gains distributed by the Massachusetts Fund (except for cases in which capital gains on an obligation are specifically exempted from income taxation under the legislation authorizing issuance of the obligation) and any gains realized by the shareholder from a redemption or sale of shares of the Massachusetts Fund will be subject to Massachusetts personal income taxation.

MISSISSIPPI TAXES -- Interest received upon the obligations of the State of Mississippi or political subdivisions thereof are exempt from income tax in the State of Mississippi. A Mississippi Income Tax Regulation provides a pass-through of the tax-exempt character of interest received by a regulated investment company, such as the Mississippi Fund, upon distribution to its shareholders. Under this Regulation, a taxpayer's pro rata portion of interest dividends distributed by the Mississippi Fund is exempt from Mississippi income tax to the extent that such pro rata portion represents interest received by the Fund from governmental securities which would be exempt for Mississippi income tax purposes if such governmental securities were directly held by the taxpayer.

NEW YORK TAXES -- Under existing New York laws, shareholders will not be subject to New York State nor New York City personal income taxes on New York Fund dividends to the extent that such dividends qualify as "exempt-interest dividends" under the Code and represent interest income attributable to obligations of the State of New York and its political subdivisions (as well as certain other obligations the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of The Commonwealth of Puerto Rico). To the extent that New York Fund distributions are derived from other income, including long-term or short-term capital gains, such distributions will not be exempt from New York State or New York City personal income tax.

Dividends on shares of the New York Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

Capital gains or losses realized by a shareholder from a redemption, sale or exchange of shares of the New York Fund will be taken into account for New York State personal income tax purposes, in the case of a New York State resident, and for New York City personal income tax purposes, in the case of a resident of New York City.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the New York Fund to purchase or carry shares of the New York Fund will not be deductible for New York State or New York City personal income tax purposes.

NORTH CAROLINA TAXES -- The North Carolina Department of Revenue has advised the Trust that under existing North Carolina law, as long as the North Carolina Fund qualifies as a separate "regulated investment company" under the Code and 50% or more of the value of the total assets of the North Carolina Fund consists of obligations whose interest is exempt from federal income tax, dividends received from the North Carolina Fund that represent either (i) interest exempt from federal income tax and received by the North Carolina Fund on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Guam, Puerto Rico, or the U.S. Virgin Islands including the governments thereof and their agencies, instrumentalities and authorities, or
(ii) interest received by the North Carolina Fund on direct obligations of the United States will be exempt from North Carolina personal income taxes. In the event the North Carolina Fund fails to qualify as a separate "regulated investment company" or does not satisfy the 50% test, the foregoing exemption may be unavailable or substantially limited.

Any capital gains distributed by the North Carolina Fund (except for capital gains attributable to the sale by the North Carolina Fund of an obligation the profit from which is exempt by a North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina personal income taxes.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina
Fund generally will not be deductible for North Carolina income tax  purposes.

PENNSYLVANIA TAXES -- Individual shareholders who are Pennsylvania residents subject to the Pennsylvania personal income tax will not be subject to Pennsylvania personal income tax on distributions of income and gains made by the Fund which are attributable to obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, certain qualifying obligations of United States territories and possessions or United States Government obligations, the interest and gains from which are statutorily free from state taxation in the Commonwealth of Pennsylvania ("exempt obligations"). Capital gain distributions by the Fund will be subject to Pennsylvania personal income tax.

Distributions attributable to most other sources will not be exempt from Pennsylvania personal income tax.

Corporate shareholders who are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions of interest made by the Pennsylvania Fund, provided such distributions are attributable to obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, and certain qualifying territories and possessions of the United States, and further provided such distributions are not included in such shareholder's Federal taxable income determined before net operating loss carryovers and special deductions.

Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the Fund's portfolio consists of exempt obligations on the annual assessment date. Further, shares of the Fund which are held by individual shareholders who are residents of the City of Pittsburgh or the School District of Pittsburgh, or both, will be exempt from the personal property tax imposed by each such jurisdiction to the extent that the Fund's portfolio consists of exempt obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

In the case of individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from exempt obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax.

SOUTH CAROLINA TAXES -- Under existing South Carolina law, as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited.

Any capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxation.

As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the South Carolina Fund to purchase or carry shares of the South Carolina Fund generally will not be deductible for South Carolina income tax purposes.

TENNESSEE TAXES -- Under existing Tennessee law, as long as the Tennessee Fund qualifies as a separate "regulated investment company" under the Code, dividends received from the Tennessee Fund will not be subject to the Tennessee individual income tax, also known as the Hall Income Tax, to the extent that such dividends represent income of the Tennessee Fund attributable to interest on (i) bonds or securities of the United States Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality, or political subdivision thereof, including any agency, board, authority, or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands, or Guam. In addition, the administrative position of the Tennessee Department of Revenue is that dividends received from the Tennessee Fund will not be subject to the Tennessee individual income tax to the extent that such dividends represent income of the Tennessee Fund attributable to capital gains from the sale, exchange, redemption, payment at maturity, or other disposition of such bonds or securities.

Other distributions from the Tennessee Fund, including dividends attributable to obligations of issuers in states other than Tennessee, will not be exempt from the Tennessee individual income tax.

VIRGINIA TAXES -- Under existing Virginia law, as long as the Virginia Fund qualifies as a separate "regulated investment company" under the Code, and 50% or more of the value of the total assets of the Virginia Fund consists of obligations whose interest is exempt from federal income tax, dividends received from the Virginia Fund that represent either (i) interest exempt from federal income tax and received by the Virginia Fund on obligations of Virginia or its political subdivisions or Guam, Puerto Rico, or the U.S. Virgin Islands or (ii) interest received by the Virginia Fund on direct obligations of the United States will be exempt from Virginia personal income taxes. In the event the Virginia Fund fails to qualify as a separate "regulated investment company" or does not satisfy the 50% test, the foregoing exemption may be unavailable or substantially limited.

An individual shareholder of the Virginia Fund who is a Virginia resident will recognize capital gains for Virginia income tax purposes to the same extent that he would for federal income tax purposes when the Virginia Fund makes a capital gain distribution or when the shareholder redeems or sells shares.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the Virginia Fund to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes.

WEST VIRGINIA TAXES -- In 1993, the West Virginia Department of Tax and Revenue issued Technical Assistance Advisory 93-002 which was declared to be of precedential value. This Technical Assistance Advisory addresses liability for West Virginia personal income tax on interest and dividend income received by investors in regulated investment companies. Accordingly, under existing law, as long as the West Virginia Fund qualifies as a separate "regulated investment company" under the Code, that portion of exempt-interest dividends that represents interest income received by the West Virginia Fund from obligations of the United States and its possessions and interest or dividend income received by the West Virginia Fund on obligations or securities of any authority, commission or instrumentality of the United States or of the State of West Virginia, which is exempt from West Virginia State income tax by federal or West Virginia law, is exempt from West Virigina Personal Income Tax. This exemption does not apply to any portion of interest income on obligations of any state other than West Virginia, regardless of any exemption provided under federal law. In the event the West Virginia Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited.

The Technical Assistance Advisory contains a more specific, although nonexclusive, list of obligations and authorities which are exempt from taxation. The Technical Assistance Advisory also confirms that interest on indebtedness incurred (directly or indirectly) by a shareholder of the West Virginia Fund to purchase or carry shares of the West Virginia Fund will not be deductible for West Virginia income purposes.

NET ASSET VALUE
The net asset value per share of each class of each Fund is determined each day during which the Exchange is open for trading. This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. In determining such net asset value, the portfolio securities of each Fund are valued on the basis of valuations furnished by a pricing service, since such valuations are believed to reflect the fair value of such securities, as described in the SAI. A share's net asset value is effective for orders received by the dealer prior to its calculation and received by MFD prior to the close of that business day.


DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
Each Fund has two classes of shares entitled Class A and Class B Shares of Beneficial Interest (without par value). The California Fund, the North Carolina Fund and the Virginia Fund also have a third class of shares entitled Class C Shares of Beneficial Interest (without par value). The Trust presently has 16 series of shares and has reserved the right to create and issue additional series and classes of shares. The shares of each class of each Fund participate equally in the earnings, dividends and assets attributable to that class of shares of the particular Fund. Shareholders are entitled to one vote for each share held. Shares of each Fund generally vote separately, for example to approve investment advisory agreements, but shares of all Funds vote together, including shares of other series of the Trust, to the extent required under the 1940 Act, in the election of Trustees and selection of accountants. Additionally, each class of shares of a Fund will vote separately on any material increases in the fees under the Distribution Plan or on any other matter that affects solely its class of shares, but will otherwise vote together with all other classes of shares of the Fund on all other matters. The Trust does not intend to hold annual shareholder meetings. The Declaration of Trust provides that a Trustee may be removed from office in certain instances (see "Description of Shares, Voting Rights and Liabilities" in the
SAI).


Each share of a class of each Fund represents an equal proportionate interest in that Fund with each other class share, subject to the liabilities of the particular class. Shares have no pre-emptive or conversion rights (except as set forth above in "Purchases -- Conversion of Class B Shares"). Shares are fully paid and non-assessable. Should a Fund be liquidated, shareholders of each class of that Fund are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. Shares will remain on deposit with the Shareholder Servicing Agent and certificates will not be issued except in connection with pledges and assignments and in certain other limited circumstances.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance (e.g., fidelity bonding and errors and omissions insurance) existed and the Trust itself was unable to meet its obligations.


PERFORMANCE INFORMATION
From time to time, the Trust will provide yield, tax-equivalent yield, current distribution rate and total rate of return quotations for each class of shares of each Fund and may also quote fund rankings in the relevant fund category from various sources, such as the Lipper Analytical Services, Inc. and Wiesenberger Investment Companies Service. Yield and tax-equivalent yield quotations are based on the annualized net investment income per share of each class of a Fund over a 30-day period stated as a percent of the maximum public offering price of shares of that class on the last day of that period. The yield calculation for Class B and Class C shares assumes no CDSC is paid. The current distribution rate for each class is generally based upon the total amount of dividends per share paid by the Fund to shareholders of that class during the past 12 months and is computed by dividing the amount of such dividends by the maximum public offering price of that class at the end of such period. Current distribution rate calculations for Class B and Class C shares assume no CDSC is paid. The current distribution rate differs from the yield and tax-equivalent yield calculations because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains, and return of invested capital, and is calculated over a different period of time. Total rate of return quotations reflect the average annual percentage change over stated periods in the value of an investment in a class of shares of a Fund made at the maximum public offering price of the shares of that class with all dividends reinvested and which will give effect to the imposition of any applicable CDSC assessed upon redemptions of Class B and Class C shares. Such total rate of return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge or the deduction of the CDSC, and which will thus be higher. Each Fund's yield, tax-equivalent yield and total rate of return quotations are based on historical performance and are not intended to indicate future performance. Yield and tax-equivalent yield reflect only net portfolio income allocable to a class as of a stated period of time, and current distribution rate reflects only the rate of distributions paid by a Fund over a stated period of time, while total rate of return reflects all components of investment return over a stated period of time. Each Fund offers multiple classes of shares which were initially offered for sale to the public on different dates. The calculation of total rate of return for a class of shares which initially was offered for sale to the public subsequent to another class of shares of a Fund is based both on (i) the performance of a Fund's newer class from the date it initially was offered for sale to the public and (ii) the performance of a Fund's oldest class from the date it initially was offered for sale to the public up to the date that the newer class initially was offered for sale to the public. See the SAI for further information on the calculation of total rate of return for share classes initially offered for sale to the public on different dates.

All performance quotations for a Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which the Trust will calculate yield, tax-equivalent yield, current distribution rate and total rate of return, see the SAI. For further information about each Fund's performance for the fiscal year ended March 31, 1997, please see the Trust's Annual Report. A copy of the Annual Report may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). In addition to information provided in shareholder reports, the Trust may, in its discretion, from time to time, make a list of all or a portion of a Fund's holdings available to investors upon request.

EXPENSES
The Trust pays the compensation of the Trustees who are not officers of the Adviser and all the Trust's expenses (other than those assumed by MFS or MFD), including: all fees paid under the Investment Advisory Agreements and Distribution Plans; governmental fees; interest charges; taxes (if any); membership dues in the Investment Company Institute allocable to the Trust; fees and expenses of independent auditors and of legal counsel; expenses of preparing, printing and mailing share certificates, periodic reports, notices and proxy statements to shareholders and to governmental officers and commissions; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of State Street Bank and Trust Company, the Trust's Custodian, for all services to the Trust, including safekeeping of funds and securities and maintaining required books and accounts; fees and expenses of the Shareholder Servicing Agent and of any registrar or dividend disbursing agent of the Trust; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of calculating the net asset value of the shares of each Fund; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of each Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Trust except that its Distribution Agreement with MFD, as the Trust's distributor, requires MFD to pay for prospectuses which are to be used for sales to prospective investors. Expenses of the Trust which are not attributable to a specific Fund are allocated among the Funds in a manner believed by management of the Trust to be fair and equitable. Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the expenses for the Arkansas Fund, the Florida Fund, the Mississippi Fund and the Pennsylvania Fund such that the respective Fund's "Other Expenses," which are defined to include all of the respective Fund's expenses, except for management fees, Rule 12b-1 fees, taxes, extraordinary expenses, brokerage and termination costs, do not exceed 0.40% per annum of the Fund's average daily net assets (the "Maximum Percentage"). The obligation of MFS to bear these expenses for the Arkansas Fund, the Florida Fund, and the Mississippi Fund terminates on December 31, 2001 and for the Pennsylvania Fund, on December 31, 2002. The payments made by MFS on behalf of the respective Fund under this arrangement are subject to reimbursement by the Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by such Fund to MFS computed and paid monthly at a percentage of the respective Fund's average daily net assets for the then current fiscal year, with a limitation that immediately after such payment the respective Fund's "Other Expenses" will not exceed the appropriate Maximum Percentage. While the Adviser is entitled to be reimbursed by the Pennsylvania Fund for bearing the Fund's expenses, the Adviser is currently waving its right to reimbursement. This expense reimbursement by each such Fund to MFS terminates on the earlier of the date on which payment made by such Fund equals the prior payment of such reimbursable expenses by MFS or December 31, 2001 (in the case of the Arkansas, Florida and Mississippi Funds) or December 31, 2002 (in the case of the Pennsylvania Fund).


6.  SHAREHOLDER SERVICES
Shareholders with questions concerning the shareholder services described below or concerning other aspects of the Trust should contact the Shareholder Servicing Agent (see back cover for address and phone number).

ACCOUNT AND CONFIRMATION STATEMENTS -- Each shareholder of each Fund will receive confirmation statements showing the transaction activity in his account. Cancelled checks, if any, will be sent to shareholders monthly. Each shareholder will receive an annual statement of the federal income tax and the state personal income tax status of reportable distributions made by the Fund during the calendar year (see "Tax Status").

DISTRIBUTION OPTIONS -- The following options are available to all accounts (except Systematic Withdrawal Plan accounts ) and may be changed as often as desired by notifying the Shareholder Servicing Agent:

    -- Dividends and capital gain distributions reinvested in additional shares of that Fund. This option will be assigned if no other option is specified.

    -- Dividends in cash; capital gain distributions reinvested in additional shares of that Fund.

    -- Dividends and capital gain distributions in cash.

Reinvestments (net of any tax withholding) of dividends and capital gain distributions will be made in additional full and fractional shares of that Fund at the net asset value in effect at the close of business on the last business day of the month. Dividends and capital gain distributions in amounts less than $10 will automatically be reinvested in additional shares of the Fund. If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from the Shareholder Servicing Agent with regard to uncashed distribution checks, such shareholder's distribution option automatically will be converted to having all dividends and other distributions reinvested in additional shares. Any request to change a distribution option must be received by the Shareholder Servicing Agent a reasonable time prior to the last business day of the month for a dividend or distribution in order to be effective for that dividend or distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

INVESTMENT AND WITHDRAWAL PROGRAMS -- For the convenience of shareholders, the Trust makes available the following programs designed to enable shareholders to add to their investment in an account with the Trust or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Trust.

    LETTER OF INTENT: If a shareholder (other than group purchases as described in the SAI) anticipates purchasing $100,000 or more of Class A shares of a Fund alone or in combination with Class B or Class C Shares of the Fund or any of the classes of the other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period for purchases of $1 million or more), the shareholder may obtain such shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to escrow agreements and the appointment of an attorney for redemptions from the escrow amount if the intended purchases are not completed, by completing the Letter of Intent section of the Account Application.


    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on purchases of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, B and C shares of that shareholder in the MFS Funds, reaches a discount level.


    DISTRIBUTION INVESTMENT PROGRAM: Shares of a particular class of a Fund may be sold at net asset value (and without any applicable CDSC) through the automatic reinvestment of dividend and capital gain distributions from the same class of another MFS Fund. Furthermore, distributions made by a Fund may be automatically invested at net asset value (and without any applicable CDSC) in shares of the same class of another MFS Fund, if shares of such Fund are available for sale.

    SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B and Class C shares in any year pursuant to a SWP will not be subject to a CDSC and generally are limited to 10% of the value of the account at the time of the establishment of the SWP. The CDSC will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC.


DOLLAR COST AVERAGING PROGRAMS --
    AUTOMATIC INVESTMENT PLAN: Cash investments of $50 or more may be made through a shareholder's checking account on any day of the month. If the shareholder does not specify a date, the investment will automatically occur on the first business day of the month. Required forms are available from the Shareholder Servicing Agent or investment dealers.

    AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of the other MFS Funds, and in the case of Class C shares, for shares of MFS Money Market Fund, under the Automatic Exchange Plan, a dollar cost averaging program. The Automatic Exchange Plan provides for automatic monthly or quarterly exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of other MFS Funds selected by the shareholder provided such shares are available for sale. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds. A shareholder should consider the objectives and policies of a fund and review its prospectus before electing to exchange money into such fund through the Automatic Exchange Plan. No transaction fee is imposed in connection with exchange transactions under the Automatic Exchange Plan. However, exchanges from MFS Money Market Fund, MFS Government Money Market Fund or Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, could result in a capital gain or loss to the shareholder making the exchange. See the SAI for further information concerning the Automatic Exchange Plan. Investors should consult their tax advisers for information regarding the potential capital gain and loss consequences of transactions under the Automatic Exchange Plan.


Because a dollar cost averaging program involves periodic purchases of shares regardless of fluctuating share offering prices, a shareholder should consider his financial ability to continue his purchases through periods of low price levels. Maintaining a dollar cost averaging program concurrently with a withdrawal program could be disadvantageous because of the sales charges included in share purchases in the case of Class A shares and because of assessement of the CDSC for certain share redemptions in the case of Class A shares.

TAX-DEFERRED RETIREMENT PLANS -- Except as noted under "Purchases -- Class C Shares," shares of the Funds may be purchased by all types of tax-deferred retirement plans, including IRAs, SEP-IRA plans, 401(k) plans, 403(b) plans and other corporate pension and profit-sharing plans. Investors should consult with their tax advisers before establishing any of the tax-deferred retirement plans described above.

                               ----------------


The Trust's SAI contains more detailed information about the Trust and the Funds, including, but not limited to, information related to (i) each Fund's investment objective, policies and restrictions; (ii) the Trust's Trustees, officers and investment adviser; (iii) portfolio transactions; (iv) the method used to calculate performance quotations of each of the Funds; (v) the Distribution Plan; (vi) various services and privileges provided by the Trust for the benefit of the shareholders of each of the Funds; (vii) determination of net asset value of shares of each of the Funds; and (viii) certain voting rights of shareholders of each of the Funds.

                                                                    APPENDIX A

                           WAIVERS OF SALES CHARGES


This Appendix sets forth the various circumstances in which all applicable sales charges are waived (Section I), the initial sales charge and CDSC for Class A shares are waived (Section II), and the CDSC for Class B and Class C shares is waived (Section III). As used in this Appendix, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institution having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD").


   I. WAIVERS OF ALL APPLICABLE SALES CHARGES

    In the following circumstances, the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on redemptions of certain Class A shares and on redemptions of Class B and Class C shares, as applicable, are waived:

    1. DIVIDEND REINVESTMENT

       o Shares acquired through dividend or capital gain reinvestment; and


       o Shares acquired by automatic reinvestment of distributions of dividends and capital gains of the MFS Family of Funds ("MFS Funds") pursuant to the Distribution Investment Program.


    2.  CERTAIN ACQUISITIONS/LIQUIDATIONS

       o Shares acquired on account of the acquisition or liquidation of assets of other investment companies or personal holding companies.

    3. AFFILIATES OF AN MFS FUND/CERTAIN DEALERS. Shares acquired by:


       o Officers, eligible directors, employees (including retired employees) and agents of Massachusetts Financial Services Company ("MFS"), Sun Life or any of their subsidiary companies;

       o Trustees and retired trustees of any investment company for which MFD serves as distributor;


       o Employees, directors, partners, officers and trustees of any sub-adviser to any MFS Fund;

       o Employees or registered representatives of dealers and other financial institutions ("dealers") which have a sales agreement with MFD;

       o Certain family members of any such individual and their spouses identified above and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the MFS Fund which issued the shares; and


       o Institutional Clients of MFS or MFS Institutional Advisors, Inc.


    4. INVOLUNTARY REDEMPTIONS (CDSC WAIVER ONLY)

       o Shares redeemed at an MFS Fund's direction due to the small size of a shareholder's account. See "Redemptions and Repurchases -- General -- Involuntary Redemptions/ Small Accounts" in the Prospectus.

    5. RETIREMENT PLANS (CDSC WAIVER ONLY). Shares redeemed on account of distributions made under the following circumstances:

       INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

       o Death or disability of the IRA owner.

       SECTION 401(a) PLANS ("401(a) PLANS") AND SECTION 403(b) EMPLOYER SPONSORED PLANS ("ESP PLANS")

       o Death, disability or retirement of 401(a) or ESP Plan participant;


       o Loan from 401(a) or ESP Plan;

       o Financial hardship (as defined in Treasury Regulation Section 1.401(k)-1(d)(2), as amended from time to time);


       o Termination of employment of 401(a) or ESP Plan participant (excluding, however, a partial or other termination of the Plan);

       o Tax-free return of excess 401(a) or ESP Plan contributions;

       o To the extent that redemption proceeds are used to pay expenses (or certain participant expenses) of the 401(a) or ESP Plan (e.g., participant account fees), provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent; and

       o Distributions from a 401(a) or ESP Plan that has invested its assets in one or more of the MFS Funds for more than 10 years from the later to occur of: (i) January 1, 1993 or (ii) the date such 401(a) or ESP Plan first invests its assets in one or more of the MFS Funds. The sales charges will be waived in the case of a redemption of all of the 401(a) or ESP Plan's shares in all MFS Funds (i.e., all the assets of the 401(a) or ESP Plan invested in the MFS Funds are withdrawn), unless immediately prior to the redemption, the aggregate amount invested by the 401(a) or ESP Plan in shares of the MFS Funds (excluding the reinvestment of distributions) during the prior four years equals 50% or more of the total value of the 401(a) or ESP Plan's assets in the MFS Funds, in which case the sales charges will not be waived.

       SECTION 403(b) SALARY REDUCTION ONLY PLANS ("SRO PLANS")

       o Death or disability of SRO Plan participant.

    6. CERTAIN TRANSFERS OF REGISTRATION (CDSC WAIVER ONLY). Shares transferred:

       o To an IRA rollover account where any sales charges with respect to the shares being reregistered would have been waived had they been redeemed; and

       o From a single account maintained for a 401(a) Plan to multiple accounts maintained by the Shareholder Servicing Agent on behalf of individual participants of such Plan, provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent.

    7. LOAN REPAYMENTS


       o Shares acquired pursuant to repayments by retirement plan participants of loans from 401(a) or ESP Plans with respect to which such Plan or its sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or the MFS Recordkeeper Plus Program (but not the MFS Recordkeeper Program).


 II. WAIVERS OF CLASS A SALES CHARGES


    In addition to the waivers set forth in Section I above, in the following circumstances the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on redemptions of certain Class A shares are waived:


    1. WRAP ACCOUNT INVESTMENTS AND OTHER SIMILAR PROGRAMS


       o Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund marketplace account or a similar program under which such clients pay a fee to such dealer.

    2. INVESTMENT BY INSURANCE COMPANY SEPARATE ACCOUNTS


       o Shares acquired by insurance company separate accounts.

    3. RETIREMENT PLANS

       ADMINISTRATIVE SERVICES ARRANGEMENTS


       o Shares acquired by retirement plans or trust accounts whose third party administrators or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.


       REINVESTMENT OF DISTRIBUTIONS FROM QUALIFIED RETIREMENT PLANS

       o Shares acquired through the automatic reinvestment in Class A shares of Class A or Class B distributions which constitute required withdrawals from qualified retirement plans.

       SHARES REDEEMED ON ACCOUNT OF DISTRIBUTIONS MADE UNDER THE FOLLOWING
       CIRCUMSTANCES:

       IRAS

       o Distributions made on or after the IRA owner has attained the age of 59 1/2 years old; and

       o Tax-free returns of excess IRA contributions.

       401(a) PLANS

       o Distributions made on or after the 401(a) Plan participant has attained the age of 59 1/2 years old; and

       o Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.

       ESP PLANS AND SRO PLANS

       o Distributions made on or after the ESP or SRO Plan participant has attained the age of 59 1/2 years old.


III. WAIVERS OF CLASS B AND CLASS C SALES CHARGES

    In addition to the waivers set forth in Section I above, in the following circumstances the CDSC imposed on redemptions of Class B and Class C shares is waived:

    1. SYSTEMATIC WITHDRAWAL PLAN

       o Systematic Withdrawal Plan redemptions with respect to up to 10% per year (or 15% per year, in the case of accounts registered as IRAs where the redemption is made pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended) of the account value at the time of establishment.

    2. DEATH OF OWNER

       o Shares redeemed on account of the death of the account owner if the shares are held solely in the deceased individual's name or in a living trust for the benefit of the deceased individual.

    3. DISABILITY OF OWNER

       o Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual's name or in a living trust for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to the Shareholder Servicing Agent).

    4. RETIREMENT PLANS. Shares redeemed on account of distributions made under the following circumstances:

       IRAS, 401(a) PLANS, ESP PLANS AND SRO PLANS

       o Distributions made on or after the IRA owner or the 401(a), ESP or SRO Plan participant, as applicable, has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules.

       SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS ("SAR-SEP PLANS")

       o Distributions made on or after the SAR-SEP Plan participant has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules; and

       o Death or disability of a SAR-SEP Plan participant.

                                  APPENDIX B
                         TAX EQUIVALENT YIELD TABLES
           (RATES FOR 1997 UNDER FEDERAL AND STATE INCOME TAX LAWS)

The tables below show the approximate taxable bond yields which are equivalent to tax-exempt bond yields, for the ranges indicated, under federal and, respectively, Alabama, Arkansas, California, Georgia, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia and West Virginia personal income tax laws that apply to 1997. The State of Florida does not currently impose an income tax on individuals. Such yields will differ under the laws applicable to subsequent years. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for those investors who file individual returns. In each table, the effective marginal income tax rate will be increased if personal exemptions are phased out (for the phase out period only) and if a portion of itemized deductions is disallowed. This increase in the marginal rates, if applicable, will cause a corresponding increase in the equivalent taxable yields.

ALABAMA
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                          19.11%    3.71%   4.94%   6.18%    7.42%    8.65%    9.89%    0.15    0.048376    0.1911
                     $      0- 41,200     19.08     3.71    4.94    6.18     7.41     8.65     9.89     0.15    0.048058    0.1908
$ 24,650- 59,750     $ 41,200- 99,600     31.60     4.39    5.85    7.31     8.77    10.23    11.70     0.28    0.050000    0.3160
$ 59,750-124,650     $ 99,600-151,750     34.45     4.58    6.10    7.63     9.15    10.68    12.20     0.31    0.050000    0.3445
$124,650-271,050     $151,750-271,050     39.20     4.93    6.58    8.22     9.87    11.51    13.16     0.36    0.050000    0.3920
$271,050 & Over      $271,050 & Over      42.62     5.23    6.97    8.71    10.46    12.20    13.94    0.396    0.050000    0.4262


  * Net amount subject to Federal and Alabama personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and Alabama rate assumes itemization of state tax deduction.


ARKANSAS
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                          18.65%    3.69%   4.92%   6.15%    7.38%    8.60%    9.83%    0.15    0.042963    0.1865
                     $      0- 41,200     19.57     3.73    4.97    6.22     7.46     8.70     9.95     0.15    0.053739    0.1957
$ 24,650- 59,750                          33.03     4.48    5.97    7.47     8.96    10.45    11.95     0.28    0.069901    0.3303
                     $ 41,200- 99,600     33.04     4.48    5.97    7.47     8.96    10.45    11.95     0.28    0.070000    0.3304
$ 59,750-124,650     $ 99,600-151,750     35.83     4.68    6.23    7.79     9.35    10.91    12.47     0.31    0.070000    0.3583
$124,650-271,050     $151,750-271,050     40.48     5.04    6.72    8.40    10.08    11.76    13.44     0.36    0.070000    0.4048
$271,050 & Over      $271,050 & Over      43.83     5.34    7.12    8.90    10.68    12.46    14.24    0.396    0.070000    0.4383


  * Net amount subject to Federal and Arkansas personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and Arkansas rate assumes itemization of state tax deduction.


CALIFORNIA
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997****             1997****     BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                          17.86%    3.65%   4.87%   6.09%    7.30%    8.52%    9.74%    0.15    0.033677    0.1786
                     $      0- 41,200     17.42     3.63    4.84    6.05     7.27     8.48     9.69     0.15    0.028502    0.1742
$ 24,650- 59,750                          34.46     4.58    6.10    7.63     9.15    10.68    12.21     0.28    0.089726    0.3446
                     $ 41,200- 99,600     34.08     4.55    6.07    7.58     9.10    10.62    12.14     0.28    0.084487    0.3408
$ 59,750-124,650     $99,600-151,750      37.42     4.79    6.39    7.99     9.59    11.19    12.78     0.31    0.093000    0.3742
$124,650-271,050     $151,750-271,050     41.95     5.17    6.89    8.61    10.34    12.06    13.78     0.36    0.093000    0.4195
$271,050 & Over      $271,050 & Over      45.22     5.48    7.30    9.13    10.95    12.78    14.60    0.396    0.093000    0.4522

   * Net amount subject to Federal and California personal income tax after deductions and exemptions.
  ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
 *** Combined Federal and California rate assumes itemization of state tax deduction.
**** California tax rates are based on 1996 information, since at this time 1997 information is not available.

GEORGIA
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                          19.44%    3.72%   4.97%   6.21%    7.45%    8.69%    9.93%    0.15    0.052292    0.1944
                     $      0- 41,200     19.56     3.73    4.97    6.22     7.46     8.70     9.95     0.15    0.053689    0.1956
$ 24,650- 59,750     $ 41,200- 99,600     32.32     4.43    5.91    7.39     8.87    10.34    11.82     0.28    0.060000    0.3232
$ 59,750-124,650     $ 99,600-151,750     35.14     4.63    6.17    7.71     9.25    10.79    12.33     0.31    0.060000    0.3514
$124,650-271,050     $151,750-271,050     39.84     4.99    6.65    8.31     9.97    11.64    13.30     0.36    0.060000    0.3984
$271,050 & Over      $271,050 & Over      43.22     5.28    7.04    8.81    10.57    12.33    14.09    0.396    0.060000    0.4322


  * Net amount subject to Federal and Georgia personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and Georgia rate assumes itemization of state tax deduction.


MARYLAND
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                          19.04%    3.71%   4.94%   6.18%    7.41%    8.65%    9.88%    0.15    0.047565    0.1904
                     $      0- 41,200     19.13     3.71    4.95    6.18     7.42     8.66     9.89     0.15    0.048543    0.1913
$ 24,650- 59,750     $ 41,200- 99,600     31.60     4.39    5.85    7.31     8.77    10.23    11.70     0.28    0.050000    0.3160
$ 59,750-124,650     $ 99,600-151,750     34.45     4.58    6.10    7.63     9.15    10.68    12.20     0.31    0.050000    0.3445
$124,650-271,050     $151,750-271,050     39.20     4.93    6.58    8.22     9.87    11.51    13.16     0.36    0.050000    0.3920
$271,050 & Over      $271,050 & Over      42.62     5.23    6.97    8.71    10.46    12.20    13.94    0.396    0.050000    0.4262


  * Net amount subject to Federal and Maryland personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and Maryland rate assumes itemization of state tax deduction.


MASSACHUSETTS
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650     $      0- 41,200     25.20%    4.01%   5.35%   6.68%    8.02%    9.36%   10.70%    0.15    0.120000    0.2520
$ 24,650- 59,750     $ 41,200- 99,600     36.64     4.73    6.31    7.89     9.47    11.05    12.63     0.28    0.120000    0.3664
$ 59,750-124,650     $ 99,600-151,750     39.28     4.94    6.59    8.23     9.88    11.53    13.18     0.31    0.120000    0.3928
$124,650-271,050     $151,750-271,050     43.68     5.33    7.10    8.88    10.65    12.43    14.20     0.36    0.120000    0.4368
$271,050 & Over      $271,050 & Over      46.85     5.64    7.53    9.41    11.29    13.17    15.05    0.396    0.120000    0.4685


  * Net amount subject to Federal and Massachusetts personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and Massachusetts rate assumes itemization of state tax deduction.


MISSISSIPPI
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                          18.73%    3.69%   4.92%   6.15%    7.38%    8.61%    9.84%    0.15    0.043914    0.1873
                     $      0- 41,200     18.94     3.70    4.93    6.17     7.40     8.64     9.87     0.15    0.046358    0.1894
$ 24,650- 59,750     $ 41,200- 99,600     31.60     4.39    5.85    7.31     8.77    10.23    11.70     0.28    0.050000    0.3160
$ 59,750-124,650     $ 99,600-151,750     34.45     4.58    6.10    7.63     9.15    10.68    12.20     0.31    0.050000    0.3445
$124,650-271,050     $151,750-271,050     39.20     4.93    6.58    8.22     9.87    11.51    13.16     0.36    0.050000    0.3920
$271,050 & Over      $271,050 & Over      42.62     5.23    6.97    8.71    10.46    12.20    13.94    0.396    0.050000    0.4262


  * Net amount subject to Federal and Mississippi personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and Mississippi rate assumes itemization of state tax deduction.


NEW YORK State Residents (except New York City residents)
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                          19.45%    3.72%   4.97%   6.21%    7.45%    8.69%    9.93%    0.15    0.052393    0.1945
                     $      0- 41,200     19.18     3.71    4.95    6.19     7.42     8.66     9.90     0.15    0.049227    0.1918
$ 24,650- 59,750                          32.93     4.47    5.96    7.45     8.95    10.44    11.93     0.28    0.068500    0.3293
                     $ 41,200- 99,600     32.93     4.47    5.96    7.45     8.95    10.44    11.93     0.28    0.068500    0.3293
$ 59,750-124,650                          35.73     4.67    6.22    7.78     9.34    10.89    12.45     0.31    0.068500    0.3573
                     $ 99,600-151,750     35.73     4.67    6.22    7.78     9.34    10.89    12.45     0.31    0.068500    0.3573
$124,650-271,050     $151,750-271,050     40.38     5.03    6.71    8.39    10.06    11.74    13.42     0.36    0.068500    0.4038
$271,050 & Over      $271,050 & Over      43.74     5.33    7.11    8.89    10.66    12.44    14.22    0.396    0.068500    0.4374

 * Net amount subject to Federal and New York personal income tax after deductions and exemptions.
** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.

NEW YORK -- NEW YORK CITY RESIDENTS ONLY
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
          TAXABLE INCOME*
-------------------------------- INCOME            TAX-EXEMPT YIELD                     AVERAGE  AVERAGE   AVERAGE  AVERAGE COMBINED
    SINGLE            JOINT       TAX     -----------------------------------   FEDERAL  STATE    CITY       NYC     ADD'L  FED.&ST.
     1997              1997     BRACKET** 3.0% 4.0%  5.0%  6.0%   7.0%   8.0%    RATE     RATE    RATE   SURCHARGE SURCHARGE  RATE
----------------- -------------- -------- ------------------------------------- -------  -----   -------- --------- -------- ------
$      0- 24,650                  22.71% 3.88% 5.18% 6.47%  7.76%  9.06% 10.35%  0.15  0.052393  0.030078  0.003519 0.004704  0.2271
                 $      0- 41,200 22.41  3.87  5.16  6.44   7.73   9.02  10.31   0.15  0.049227  0.029854  0.003455 0.004663  0.2241
$ 24,650- 59,750                  36.11  4.70  6.26  7.83   9.39  10.96  12.52   0.28  0.068500  0.033634  0.005104 0.005423  0.3611
                 $ 41,200- 99,600 36.11  4.70  6.26  7.83   9.39  10.96  12.52   0.28  0.068500  0.033550  0.005126 0.005415  0.3611
$ 59,750-124,650                  38.80  4.90  6.54  8.17   9.80  11.44  13.07   0.31  0.068500  0.034000  0.005100 0.005474  0.3880
                 $ 99,600-151,750 38.80  4.90  6.54  8.17   9.80  11.44  13.07   0.31  0.068500  0.034000  0.005100 0.005474  0.3880
$124,650-271,050 $151,750-271,050 43.24  5.29  7.05  8.81  10.57  12.33  14.09   0.36  0.068500  0.034000  0.005100 0.005474  0.4324
$271,050 & Over  $271,050 & Over  46.43  5.60  7.47  9.33  11.20  13.07  14.93  0.396  0.068500  0.034000  0.005100 0.005474  0.4643

 * Net amount subject to Federal and New York personal income tax after deductions and exemptions.
** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.

NORTH CAROLINA
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
--------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT         TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997       BRACKET**  3.0%    4.0%    5.0%      6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ----------------- --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                        20.51%   3.77%    5.03%    6.29%     7.55%    8.81%   10.06%    0.15    0.064825    0.2051
                    $      0- 41,200    20.51    3.77     5.03     6.29      7.55     8.81    10.06     0.15    0.064841    0.2051
$ 24,650- 59,750    $ 41,200- 99,600    33.04    4.48     5.97     7.47      8.96    10.45    11.95     0.28    0.070000    0.3304
$ 59,750-124,650                        36.35    4.71     6.28     7.86      9.43    11.00    12.57     0.31    0.077471    0.3635
                    $ 99,600-151,750    36.34    4.71     6.28     7.85      9.43    11.00    12.57     0.31    0.077442    0.3634
$124,650-271,050    $151,750-271,050    40.96    5.08     6.78     8.47     10.16    11.86    13.55     0.36    0.077500    0.4096
$271,050 & Over     $271,050 & Over     44.28    5.38     7.18     8.97     10.77    12.56    14.36    0.396    0.077500    0.4428


  * Net amount subject to Federal and North Carolina personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and North Carolina rate assumes itemization of state tax deduction.


PENNSYLVANIA
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650    $      0- 41,200    17.38%   3.63%    4.84%    6.05%     7.26%    8.47%    9.68%    0.15    0.028000    0.1738
$ 24,650- 59,750    $ 41,200- 99,600    30.02    4.29     5.72     7.14      8.57    10.00    11.43     0.28    0.028000    0.3002
$ 59,750-124,650    $ 99,600-151,750    32.93    4.47     5.96     7.45      8.95    10.44    11.93     0.31    0.028000    0.3293
$124,650-271,050    $151,750-271,050    37.79    4.82     6.43     8.04      9.64    11.25    12.86     0.36    0.028000    0.3779
$271,050 & Over     $271,050 & Over     41.29    5.11     6.81     8.52     10.22    11.92    13.63    0.396    0.028000    0.4129

  * Net amount subject to Federal and Pennsylvania personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average rate for the Federal tax bracket.
*** Combined Federal and Pennsylvania rate assumes itemization of state tax deduction.

SOUTH CAROLINA
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
-------------------------------------   INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT         TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997       BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ---------------- ---------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                        19.81%   3.74%    4.99%    6.24%     7.48%    8.73%    9.98%    0.15    0.056587    0.1981
                    $      0- 41,200    20.27    3.76     5.02     6.27      7.53     8.78    10.03     0.15    0.061975    0.2027
$ 24,650- 59,750    $ 41,200- 99,600    33.04    4.48     5.97     7.47      8.96    10.45    11.95     0.28    0.070000    0.3304
$ 59,750-124,650    $ 99,600-151,750    35.83    4.68     6.23     7.79      9.35    10.91    12.47     0.31    0.070000    0.3583
$124,650-271,050    $151,750-271,050    40.48    5.04     6.72     8.40     10.08    11.76    13.44     0.36    0.070000    0.4048
$271,050 & Over     $271,050 & Over     43.83    5.34     7.12     8.90     10.68    12.46    14.24    0.396    0.070000    0.4383


  * Net amount subject to Federal and South Carolina personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and South Carolina rate assumes itemization of state tax deduction.


TENNESSEE
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
-------------------------------------   INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT         TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997       BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ----------------  --------   ------------------------------------------------  -------  ----------  --------
$      0- 24,650    $      0- 41,200    20.10%   3.75%    5.01%    6.26%     7.51%    8.76%   10.01%    0.15    0.060000    0.2010
$ 24,650- 59,750    $ 41,200- 99,600    32.32    4.43     5.91     7.39      8.87    10.34    11.82     0.28    0.060000    0.3232
$ 59,750-124,650    $ 99,600-151,750    35.14    4.63     6.17     7.71      9.25    10.79    12.33     0.31    0.060000    0.3514
$124,650-271,050    $151,750-271,050    39.84    4.99     6.65     8.31      9.97    11.64    13.30     0.36    0.060000    0.3984
$271,050 & Over     $271,050 & Over     43.22    5.28     7.04     8.81     10.57    12.33    14.09    0.396    0.060000    0.4322


  *Net amount subject to Federal and Tennessee personal income tax after deductions and exemptions.
 **Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
***Combined Federal and Tennessee rate assumes itemization of state tax deduction.


VIRGINIA
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                          19.00%    3.70%   4.94%   6.17%    7.41%    8.64%    9.88%    0.15    0.047053    0.1900
                     $      0- 41,200     19.36     3.72    4.96    6.20     7.44     8.68     9.92     0.15    0.051250    0.1936
$ 24,650- 59,750     $ 41,200- 99,600     32.14     4.42    5.89    7.37     8.84    10.32    11.79     0.28    0.057500    0.3214
$ 59,750-124,650     $ 99,600-151,750     34.97     4.61    6.15    7.69     9.23    10.76    12.30     0.31    0.057500    0.3497
$124,650-271,050     $151,750-271,050     39.68     4.97    6.63    8.29     9.95    11.60    13.26     0.36    0.057500    0.3968
$271,050 & Over      $271,050 & Over      43.07     5.27    7.03    8.78    10.54    12.30    14.05    0.396    0.057500    0.4307


  * Net amount subject to Federal and Virginia personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and Virginia rate assumes itemization of state tax deduction.


WEST VIRGINIA
1997 TAX YEAR
-----------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*
----------------------------------------- INCOME                   TAX-EXEMPT YIELD                             AVERAGE    COMBINED
      SINGLE               JOINT           TAX      -----------------------------------------------   FEDERAL    STATE    FED. & ST.
       1997                 1997         BRACKET**  3.0%    4.0%    5.0%    6.0%     7.0%     8.0%     RATE       RATE     RATE***
-------------------  ------------------  --------  -------------------------------------------------  -------  ----------  --------
$      0- 24,650                          18.06%    3.66%   4.88%   6.10%    7.32%    8.54%    9.76%    0.15    0.035942    0.1806
                     $      0- 41,200     18.40     3.68    4.90    6.13     7.35     8.58     9.80     0.15    0.039975    0.1840
$ 24,650- 59,750                          31.84     4.40    5.87    7.34     8.80    10.27    11.74     0.28    0.053390    0.3184
                     $ 41,200- 99,600     32.56     4.45    5.93    7.41     8.90    10.38    11.86     0.28    0.063390    0.3256
$ 59,750-124,650                          35.48     4.65    6.20    7.75     9.30    10.85    12.40     0.31    0.064981    0.3548
                     $ 99,600-151,750     35.49     4.65    6.20    7.75     9.30    10.85    12.40     0.31    0.065000    0.3549
$124,650-271,050     $151,750-271,050     40.16     5.01    6.68    8.36    10.03    11.70    13.37     0.36    0.065000    0.4016
$271,050 & Over      $271,050 & Over      43.53     5.31    7.08    8.85    10.63    12.40    14.17    0.396    0.065000    0.4353


  * Net amount subject to Federal and West Virginia personal income tax after deductions and exemptions.
 ** Effective combined Federal and state tax bracket. State rate based on the average state rate for the Federal tax bracket.
*** Combined Federal and West Virginia rate assumes itemization of state tax deduction.

                                  APPENDIX C
               DESCRIPTION OF MUNICIPAL OBLIGATIONS AND RATINGS

Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds (referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of Municipal Obligation bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. Municipal Bonds also include participations in municipal leases. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In light of these concerns, the Trust has adopted and follows procedures for determining whether municipal lease securities purchased by the Trust are liquid and for monitoring the liquidity of municipal lease securities held in the Trust's portfolio. The procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the market place in which the security trades, the credit quality of the security, and other factors which the Adviser may deem relevant. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

1. TAX ANTICIPATION NOTES. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

2. REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under Federal Revenue Sharing Programs.

3. BOND ANTICIPATION NOTES. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue.

                           DESCRIPTION OF RATINGS+

The ratings of Moody's, S&P, Fitch and Duff & Phelps represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

-------------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Prospectus for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Trust's fiscal year end.

                    DESCRIPTION OF LONG-TERM DEBT RATINGS

                       MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:
    1. An application for rating was not received or accepted.
    2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
    3. There is a lack of essential data pertaining to the issue or issuer.
    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                      STANDARD & POOR'S RATINGS SERVICES

AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC: Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC: The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C: The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating "CI" is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payment is jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                        FITCH INVESTORS SERVICE, INC.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeble events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

                       DUFF & PHELPS CREDIT RATING CO.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeble events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "D-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Duff & Phelps does not rate the specific issue.

             DESCRIPTION OF RATINGS OF STATE AND MUNICIPAL NOTES

                       MOODY'S INVESTORS SERVICE, INC.

Moody's ratings for state and municipal short-term obligations will be designated MOODY'S INVESTMENT GRADE ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG-1/VMIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

                      STANDARD & POOR'S RATINGS SERVICES

A Standard & Poor's note rating reflects the liquidity concerns and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

-- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

-- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 -- Speculative capacity to pay principal and interest.

                           FITCH SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                       DUFF & PHELPS SHORT-TERM RATINGS

D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5: Issuer failed to meet scheduled principal and/or interest payments.

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

                       MOODY'S INVESTORS SERVICE, INC.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year. Moody's two highest commercial paper rating categories are as follows:

"Prime-1" -- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term senior debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

    -- Leading market positions in well established industries.

    -- High rates of return on funds employed.

    -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    -- Well established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" -- Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term senior debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                      STANDARD & POOR'S RATINGS SERVICES

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's two highest commercial paper rating categories are as follows:

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                       DESCRIPTION OF OTHER INVESTMENTS
    U.S. GOVERNMENT OBLIGATIONS -- are issued by the Treasury or agencies, authorities or instrumentalities of the U.S. Government and include bills, certificates of indebtedness, notes and bonds. Agencies, authorities and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association ("GNMA"), the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks ("FHLB"), Federal Intermediate Credit Banks, Federal Land Banks, Student Loan Marketing Association ("SLMA") and the Federal National Mortgage Association ("FNMA").

Some of the foregoing obligations, such as Treasury bills and GNMA pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of FHLB, by the right of the issuer to borrow from the U.S. Treasury; still others, such as bonds issued by the SLMA, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to instrumentalities sponsored by the U.S. Government as it is not obligated by law, in certain instances, to do so.

    CERTIFICATES OF DEPOSIT -- are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

    BANKERS' ACCEPTANCES -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

    COMMERCIAL PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.

                                  APPENDIX D
                         PORTFOLIO COMPOSITION CHARTS


The table below shows the percentages of the assets of each Fund listed below at March 31, 1997, invested in bonds assigned to the various rating categories by S&P, Moody's (provided only for bonds not rated by S&P), Fitch (provided only for bonds not rated by S&P or Moody's) and Duff & Phelps (provided only for bonds not rated by S&P, Moody's or Fitch) and in unrated bonds determined by MFS to be of comparable quality. For a split rated bond, the S&P rating is used, and when an S&P rating is unavailable, secondary sources are selected in the following order: Moody's, Fitch, Duff & Phelps.


FLORIDA FUND:

                                                                   UNRATED SECURITIES
           RATING                     RATED BONDS                OF COMPARABLE QUALITY                   TOTAL
           ------                     -----------                ---------------------                   -----
          AAA/Aaa                        51.41%                           0.00%                          51.41%
           AA/Aa                         21.67%                           0.00%                          21.67%
            A/A                           3.09%                           0.00%                           3.09%
          BBB/Baa                        13.83%                           0.00%                          13.83%
           BB/Ba                          1.64%                           0.78%                           2.42%
            B/B                           2.83%                           2.26%                           5.09%
          CCC/Caa                         0.00%                           0.00%                           0.00%
           CC/Ca                          0.00%                           0.00%                           0.00%
            C/C                           0.00%                           0.00%                           0.00%
             D                            0.00%                           0.00%                           0.00%
                                         ------                          ------                          ------
           Total:                        94.47%                           3.04%                          97.51%


GEORGIA FUND:


                                                                   UNRATED SECURITIES
           RATING                     RATED BONDS                OF COMPARABLE QUALITY                   TOTAL
           ------                     -----------                ---------------------                   -----
          AAA/Aaa                        38.89%                           3.77%                          42.66%
           AA/Aa                         19.52%                           0.00%                          19.52%
            A/A                          13.34%                           1.47%                          14.81%
          BBB/Baa                         7.97%                           0.62%                           8.59%
           BB/Ba                          4.43%                           0.69%                           5.12%
            B/B                           2.73%                           3.04%                           5.77%
          CCC/Caa                         0.00%                           0.00%                           0.00%
           CC/Ca                          0.00%                           0.00%                           0.00%
            C/C                           0.00%                           0.00%                           0.00%
             D                            0.00%                           0.00%                           0.00%
                                         ------                          ------                          ------
           Total:                        86.88%                           9.59%                          96.47%


MASSACHUSETTS FUND:


                                                                   UNRATED SECURITIES
           RATING                     RATED BONDS                OF COMPARABLE QUALITY                   TOTAL
           ------                     -----------                ---------------------                   -----
          AAA/Aaa                        34.85%                           3.89%                          38.74%
           AA/Aa                          4.99%                           0.38%                           5.37%
            A/A                          31.82%                           0.00%                          31.82%
          BBB/Baa                         8.09%                           1.40%                           9.49%
           BB/Ba                          3.11%                           3.74%                           6.85%
            B/B                           0.00%                           4.89%                           4.89%
          CCC/Caa                         0.00%                           0.00%                           0.00%
           CC/Ca                          0.00%                           0.00%                           0.00%
            C/C                           0.00%                           0.00%                           0.00%
             D                            0.00%                           0.98%                           0.98%
                                         ------                          ------                          ------
           Total:                        82.86%                          15.28%                          98.14%


NEW YORK FUND:


                                                                   UNRATED SECURITIES
           RATING                     RATED BONDS                OF COMPARABLE QUALITY                   TOTAL
           ------                     -----------                ---------------------                   -----
          AAA/Aaa                        36.93%                           0.00%                          36.93%
           AA/Aa                         10.05%                           0.00%                          10.05%
            A/A                          17.23%                           2.61%                          19.84%
          BBB/Baa                        23.14%                           3.14%                          26.28%
           BB/Ba                          2.69%                           2.83%                           5.52%
            B/B                           0.00%                           0.00%                           0.00%
          CCC/Caa                         0.00%                           0.00%                           0.00%
           CC/Ca                          0.00%                           0.00%                           0.00%
            C/C                           0.00%                           0.00%                           0.00%
             D                            0.00%                           0.06%                           0.06%
                                         ------                          ------                          ------
           Total:                        90.04%                           8.64%                          98.68%


VIRGINIA FUND:


                                                                   UNRATED SECURITIES
           RATING                     RATED BONDS                OF COMPARABLE QUALITY                   TOTAL
           ------                     -----------                ---------------------                   -----
          AAA/Aaa                        24.98%                           1.14%                          26.12%
           AA/Aa                         42.90%                           0.00%                          42.90%
            A/A                          10.77%                           1.14%                          11.91%
          BBB/Baa                         5.75%                           1.61%                           7.36%
           BB/Ba                          1.99%                           4.46%                           6.45%
            B/B                           0.00%                           0.49%                           0.49%
          CCC/Caa                         0.00%                           0.00%                           0.00%
           CC/Ca                          0.00%                           0.00%                           0.00%
            C/C                           0.00%                           0.00%                           0.00%
             D                            0.00%                           0.00%                           0.00%
                                         ------                          ------                          ------
           Total:                        86.39%                           8.84%                          95.23%

These charts do not necessarily indicate what the composition a Fund's portfolio will be in subsequent years. Rather, a Fund's investment objective, policies and restrictions indicate the extent to which the Fund may purchase securities in the various categories.

                                  APPENDIX E
                 ADDITIONAL INFORMATION CONCERNING THE FUNDS

The following discussion regarding certain economic, financial and legal matters pertaining to the relevant States and their governments is drawn primarily from official statements relating to securities offerings of those States and other publicly available documents, dated as of various dates prior to the date of this Prospectus, and do not purport to be complete descriptions. Discussions regarding the financial condition of a particular State government may not be relevant to Municipal Obligations issued by political subdivisions of that State. Moreover, the general economic conditions discussed may or may not affect issuers of the obligations of these States. None of the information is relevant to any tax-exempt securities issued by territories and possessions of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities.


ALABAMA FUND
Alabama's economy has experienced a major trend toward industrialization over the last two decades. In 1995, manufacturing accounted for 22.50% of Alabama's Real Gross State Product (the total value of goods and services produced in Alabama). During the 1960's and 1970's, the State's industrial base became more diversified and balanced, moving away from primary textiles (including apparel), chemicals, rubber and plastics. Since the early 1980's, modernization of existing facilities and an increase in direct foreign investments in the State has made the manufacturing sector more competitive in domestic and international markets.


Among the leading manufacturing industries have been pulp and paper and chemicals, the development and growth of which have been made possible by abundant rainfall and a high pulpwood growth rate. In recent years Alabama has ranked as the fifth largest producer of timber in the nation. Alabama has fresh water availability of 20 times present usage. The State's growing chemical industry has been the natural complement of production of wood pulp and paper.

Mining, oil and gas production, textiles and apparel, rubber and plastics, printing and publishing, steel, machinery and service industries are also important to Alabama's economy. Coal mining is by far the most important mining activity.

In recent years, the importance of service industries to the State's economy has increased significantly. The major service industries in the State are the general healthcare industries, most notably represented by the University of Alabama medical complex in Birmingham, and the high technology research and development industries concentrated in the Huntsville area. The financial, insurance and real estate sectors have also shown strong growth over the last several years.


The economy in the State of Alabama recovered quickly from the recession of the early 1980's. The Alabama Development Office (ADO) reported as of December 31, 1995, that for the tenth consecutive year more than $2 billion in capital investment was announced in Alabama for new and expanded industries. The State had new and expanding capital investments of more than $3.8 billion in 1995, of $2.6 billion in 1994 and $2.4 billion in 1993. These expenditures included 22,862 announced jobs created by 944 companies for 1994 and 21,290 announced jobs by 913 companies in 1995. In the last six years, in excess of $16.4 billion has been announced in new or expanding industry in the State. Some of the largest investments during the period 1990-1995 included Champion International ($550 million); Mercedes Benz ($520 million); Trico Steel Co. LLC ($450 million); Boise Cascade Corp. ($400 million); Amoco Chemicals ($350 million); EXXON Company, USA ($300 million); Amoco Chemicals ($250 million); Mead Containerboard ($224 million); Acustar Inc. ($200 million); United States Steel Corp. ($200 million); Courtaulds Fibers, Inc. ($170 million); and USS Fairfield Works ($150 million).


Estimated per capita personal income in the State grew 157.9% from 1970 to 1980 and 95.0% from 1980 to 1990 as compared with growth nationwide of 141.3% and 88.4%, respectively. During 1990-94 the per capita personal income in Alabama improved by 25.92% while nationally the improvement was only 15.42%.


Real Gross State Product (RGSP) is a comprehensive measure of economic performance for the State of Alabama. Alabama's RGSP is defined as the total value of all final goods and services produced in the State in constant dollar terms. Hence, the changes in RGSP reflect changes in final output. From 1991-1995, RGSP originating in manufacturing increased by 2.75% per year and RGSP originating in all the non-manufacturing sectors also grew by 2.75% per year.

There was a significant decrease in unemployment in the period 1985-1989 due to the economic recovery from the recession of the early 1980's. Since 1989, unemployment rates have come down more gradually due to the general nationwide reduction in activity and employment in the industrial sector.

In a case styled Alabama Coalition for Equity, Inc., et al. v. Folsom, et al., CV-90-883-M, filed on May 3, 1990, in the Circuit Court of Montgomery County, the plaintiffs have alleged that the State of Alabama's public school funding structure is unconstitutional under the United States Constitution and the Alabama State Constitution. The plaintiffs sought inter alia, an injunction prohibiting the State of Alabama from implementing or maintaining any public school funding system perpetuating the current funding structure; a ruling requiring the state of Alabama to maintain a constitutional public school funding structure; and the payment of the plaintiffs' attorneys' fees.


On August 13, 1991, the court granted partial summary judgment to the plaintiffs on the constitutionality of amendment 111, Section 256, of the Alabama Constitution. The court ruled that this provision violated the Equal Protection Clause of the Fourteenth Amendment to the United States Constitution. On December 3, 1993, the court made final its Remedy Order which found the entire educational system of the State of Alabama to be unconstitutional. The court held that all school children have a right to attend school in a liberal system of public schools required to be provided by the State. The Alabama Supreme Court affirmed the trial court's ruling that the system was unconstitutional and an appeal of the trial court's Remedy Order is pending. The trial court is continuing to hear arguments from all parties as to its Remedy Order. The State may be required to expend substantial amounts on implementation of and compliance with the Order.


A case styled Eugene Crum, Jr., et al. v. State of Alabama, et al., CV-94-T-356-N, is a putative but not certified class action suit pending in the United States District Court for the Middle District of Alabama. In this case, approximately 20 state departments are charged with racial discrimination in many aspects of their employment practices. This case is in the discovery stage and no estimate can be made at this time concerning any financial liability that the State of Alabama may ultimately incur.

In an action styled South Central Bell Telephone Company v. Department of Revenue, Montgomery County Court, Civil Action No. CV-89-2600-G, plaintiffs are challenging the constitutionality of Section 40-14-40, Code of Alabama 1975, which levies a franchise tax on domestic corporations based on the par value of the shares of capital stock, while foreign corporations are taxed on the capital employed in the State of Alabama. Plaintiff-taxpayers are attempting to circumvent the Alabama Supreme Court's decision in White v. Reynolds Metals Company, 558 So. 2d 373 (Ala. 1989), which upheld the franchise tax on foreign corporations. Potential refunds could exceed $300 million. The trial court ruled in favor of the Department of Revenue and the plaintiffs have appealed to the Alabama Supreme Court.

ARKANSAS FUND
During the past two decades, Arkansas' economic base has shifted from agriculture to light manufacturing. The State is now moving toward a heavier manufacturing base involving more sophisticated processes and products such as electrical machinery, transportation equipment, fabricated metals and electronics. Arkansas now has a higher percentage of workers involved in manufacturing than the national average. The diversification of economic interests has lessened the State's cyclical sensitivity to the impact of any single sector.


Arkansas' diversified economic base is also reflected in the distribution of the State's employment among the manufacturing, trade, service and governmental sectors. During the past decade, there have been gains in the services and wholesale and retail trade sectors. Currently, the civilian unemployment rate in Arkansas is below the national average.

Manufacturing continues to be a leading component of Arkansas' economy. Manufacturing contributes over 17% of the total wage and salary component of personal income. There is an almost equal division between durable and nondurable goods. Non-manufacturing and non-agricultural goods provide a balanced proportion of the overall economy and tend to insulate the State's economy from any adverse economic conditions which affect manufacturing.

Agriculture is a significant and historical component of Arkansas' economy. Over 40% of the land in Arkansas is devoted to agriculture. Arkansas ranks first in the nation in rice production, first in commercial broilers and fourth in cotton.

Arkansas ranks first in the nation in the production of bromine. The State has significant natural gas and oil production in its west, central and southern regions.


CALIFORNIA FUND
The following information is a general summary intended to provide a recent historical description, and is not a discussion of specific factors that may affect any particular issuer of California municipal securities. This information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of the State of California. The creditworthiness of obligation issued by a local California issuer may be unrelated to the creditworthiness of obligations issued by the State of California.

Because the California Fund expects to concentrate its investments in California municipal securities, it will be susceptible to a number of complex factors affecting the issuers of such securities, including national and local political, economic, social, environmental and regulatory policies and conditions. The California Fund cannot predict whether or to what extent such factors or other factors may affect issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities.

From mid-1990 to late 1993, California suffered the most severe recession in the State since the 1930's. The financial difficulties experienced by California and municipal issuers during the recession resulted in the credit ratings of certain of their obligations being downgraded significantly by the major rating agencies. Although California has experienced a steady economic recovery since 1994, as of the date of this Prospectus, rating agencies, underwriters and investors appear to have lingering concerns about California's creditworthiness. Major rating agencies have cited, among other things, concerns about California's ability to withstand another economic downturn, fiscal problems at the county level, and concern about California's ability to pass a true balanced budget in light of federal funding cuts, political influences and structural impediments under the California Constitution.

The recession severely affected California revenues while California's health and welfare costs were increasing. As a result, from the late 1980's until fiscal 1993-94, California had a period of budget imbalance and reported multibillion dollar year-end deficits. Although a substantial general fund deficit was carried over into fiscal 1995-96 under a two-year budget plan for fiscal 1994-95 and fiscal 1995-96, the previously stated deficit was substantially reduced by the end of fiscal 1995-96. (The previously stated deficit treated revenues mandated for schools as off-budget loans; pursuant to a settlement of the issue, such amounts are to be included as liabilities). At the date of this Prospectus, revised budget projections indicate that California is expected to end fiscal 1996-97 with a surplus.

California's ability to raise revenues and reduce expenditures to the extent necessary to balance the budget for any year depends upon numerous factors, including economic conditions in the State and the nation, the accuracy of the State's revenue predictions, as well as the impact of budgetary restrictions imposed by voter-passed initiatives.

During the recession of the early 1990's, California faced severe economic and fiscal conditions and experienced recurring budget deficits that caused it to deplete its available cash resources and to become increasingly dependent upon external borrowings to meet its cash needs. For well over a decade, California has issued revenue anticipation notes (which must be issued and repaid during the same fiscal year) to fund its operating budget during the fiscal year. Beginning in 1992, California expanded its external borrowing to include revenue anticipation warrants (which can be issued and redeemed in different fiscal years). California was severely criticized by the major credit rating agencies for California's reliance upon such external borrowings during the recession. (California was also criticized for its issuance of registered warrants, promissory notes with no specific maturity, to suppliers and other State payees during a two-month delay that took place in enacting California's budget for fiscal 1992-1993.) In 1996, California fully repaid $4 billion of revenue anticipation warrants issued in 1994. California did not need to use such "cross-year" borrowing during the 1996-97 fiscal year and does not anticipate that it will need to use such borrowing during the 1997-98 fiscal year. It is not presently possible, however, to determine the extent to which California will issue additional revenue anticipation warrants, short-term interest-bearing notes or other instruments in future fiscal years.

The ability of the State of California and its political sub-divisions to generate revenue through real property and other taxes and to increase spending has been significantly restricted by various constitutional and statutory amendments and voter-passed initiatives. Such limitations could affect the ability of California state and municipal issuers to pay interest or repay principal on their obligations.

Certain of the securities in the California Fund's portfolio may be obligations of issuers which rely, in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Article XIIIA of the California Constitution, adopted in 1978, limits ad valorem taxes on real property and restricts the ability of taxing entities to increase real property taxes.

Article XIIIB of the California Constitution, originally adopted in 1979, significantly limits spending by state and local governments. To the extent that "proceeds of taxes" of California or a local government exceed its
Article XIIIB appropriations limit, such excess revenues must be rebated. In 1988 and 1990, Article XIIIB was modified substantially by Propositions 98 and 111, respectively. These initiatives changed the State's Article XIIIB appropriations limit to require California to set aside a prudent reserve fund for public education, and guarantee a minimum level of State funding for public elementary and secondary schools and community colleges. Such guaranteed spending is often cited as one of the long-term structural elements responsible for California's recurring budget problems.

The effect of Article XIIIA, Article XIIIB, other constitutional and statutory changes and budget developments on the ability of California issuers to pay interest and principal on their obligations is uncertain and may depend, in part, on whether a particular security is a general obligation or limited obligation bond. There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.

In December 1994, Orange County, California filed for protection from creditors under federal bankruptcy law. In June 1995, Orange County negotiated a rollover of its short-term debt originally due at such time. The major rating agencies considered the rollover a default. In June 1996, the investors in such overdue notes were paid and the Orange County bankruptcy ended. The California Fund did not hold such Orange County obligations. However, the Orange County bankruptcy and such default have had a serious effect upon the market for California municipal obligations.

Numerous factors may adversely affect the State and municipal economies. For example, reductions in federal funding (such as those contemplated by welfare reform enacted in 1996) could result in the loss of billions of dollars in federal assistance otherwise available to the State.

In addition, natural disasters, such as earthquakes, have caused substantial damage to parts of California and could create a major dislocation of the California economy.

FLORIDA FUND
The information contained in this statement is being given to investors in view of the Florida Fund's policy of concentrating its investments in Florida issuers. The information should provide investors with a brief summary, as opposed to a complete description, of the information discussed herein. It has been derived from sources that are generally available to investors and is believed to be accurate. The information has not been independently verified by the Trust or the Fund.


Florida's financial operations are considerably different than most other states as Florida does not impose an individual income tax. Specifically, Florida's constitution prohibits the levy, under the authority of the State, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an individual income tax exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could affect the State's ability to pay principal and interest in a timely manner.

Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four funds (the General Revenue Fund, Trust Funds, the Working Capital Fund and the Budget Stabilization
Fund). The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund.

The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each State fiscal year (July 1 - June 30). Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years (revenues collected in excess of the limitation are generally deposited into the Budget Stabilization Fund).


For fiscal year 1995-96, the estimated General Revenue plus Working Capital and Budget Stabilization funds available are reported to be $15.4 billion, a 4.0% increase over fiscal year 1994-95. With combined General Revenue, Working Capital Fund and Budget Stabilization Fund appropriations reported at $14.7 billion, unencumbered reserves at the end of fiscal year 1995-96 are estimated at $0.7 billion. For fiscal years 1996-97, the estimated General Revenue plus Working Capital and Budget Stabilization funds available are reported to total $16.6 billion, a 7.7% increase over fiscal year 1995-96. With combined General Revenue Working Capital Fund and Budget Stabilization Fund appropriations reported at $15.6 billion, unencumbered reserves at the end of fiscal year 1996-97 are estimated at $10 billion. The Florida and United States unemployment rates for 1995 were 5.5% and 5.6%, respectively. The estimated Florida and United States unemployment rates for 1996 and 1997 are reported to be 5.3% and 5.4%, respectively.


In 1993, the State constitution was amended to limit the annual growth in the assessed valuation of residential property. This amendment may, over time, constrain the growth in property taxes, a major revenue source for local governments. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds.

Florida's general obligation bonds have been rated Aa/AA by both rating agencies for over two decades.

Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. While attracting many senior citizens, Florida also offers a favorable business environment and growing employment opportunities that have continued to generate working-age population immigration. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the State's budget balancing efforts.

Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of state funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.


Florida tourism appears to be suffering the effects of negative publicity regarding crime against tourists in the State, product maturity, higher prices and more aggressive marketing by competing vacation destinations. Tourist arrivals are expected to increase 2.7% and 3.2% in fiscal years 1996-97 and 1997-98, respectively. The total number of visiting tourists is expected to reach 42.6 million and 43.9 million during fiscal years 1996-97 and 1997-98, respectively.


There has been a decline in Florida's dependency on highly cyclical construction and construction-related manufacturing sectors. For example, the total contract construction employment as a share of total non-farm employment reached a peak of over 10% in 1973. In 1980, the share was roughly 7.5%, and in 1995, the share had edged downward to nearly 5%. This trend is expected to continue as Florida's economy continues to diversify.


The ability of the State and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt obligations is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and Central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been dependent on the tourism and construction industries and is, therefore, sensitive to trends in those sectors.

GEORGIA FUND
Since 1973, the State's long-term debt obligations have been issued in the form of general obligation debt or guaranteed revenue debt. The State may incur guaranteed revenue debt by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. Prior to 1973, all of the State's long-term debt obligations were issued by ten separate State authorities and secured by lease rental agreements between such authorities and various State departments and agencies ("Authority Lease Obligations"). The Georgia Constitution since 1973 has prohibited further Authority Lease Obligations. The Georgia Constitution prohibits the incurring of any general obligation debt or guaranteed revenue debt if the highest aggregate annual debt service requirement for the then-current year or any subsequent fiscal year for outstanding general obligation debt and guaranteed revenue debt, including the proposed debt, and the highest aggregate annual payments for the then-current year of any subsequent fiscal year of the State for all remaining Authority Lease Obligations, exceed 10% of the total revenue receipts, less refunds, of the State treasury in the fiscal year immediately preceding the year in which any such debt is to be incurred. As of April 1997, the total indebtedness of the State of Georgia consisting of general obligation debt, guaranteed revenue debt and remaining Authority Lease Obligations totalled $4,976,385,000 and the highest aggregate annual payment for such debt equalled 5.37% of fiscal year 1997 estimated State treasury receipts.


The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State treasury. No such short-term debt has been incurred under this provision since the inception of the constitutional authority permitting it.

Virtually all of debt obligations of the State of Georgia and its counties, municipalities and other political subdivisions and public authorities are required by law to be validated and confirmed in a judicial proceeding prior to issuance.


The State operates on a fiscal year beginning July 1 and ending June 30. Estimated treasury receipts for the fiscal year 1997 showed an increase of 1.41% over collections for the similar period in the previous fiscal year. A part of the decline in growth is attributable to gradual elimination of sales tax on food.

Based on data of the Georgia Department of Revenue for fiscal year 1995, income tax receipts and sales tax receipts of the State for fiscal year 1996 comprised approximately 44.4% and 34.7%, respectively, of the total State tax revenues.

The unemployment rate of the civilian labor force in the State as of November 1996 was 4.5% according to data provided by the Georgia Department of Labor. The Metropolitan Atlanta area, which is the largest employment center in the area, comprised of Georgia and its five bordering states and which accounts for approximately 46% of the State's population, has for some time enjoyed a lower rate of unemployment than the State considered as a whole. In descending order, wholesale and retail trade, services, manufacturing, government and transportation comprise the largest sources of employment within the State.

Moody's, S&P's and Fitch have given outstanding State of Georgia debt ratings of "Aaa", "AA+" and "AAA", respectively. A 1996 report by Fitch said that Georgia's two-decade adherence to the sole use of general obligation or guaranteed bonds has led to a sound debt structure and is just one part of the State's bright economic outlook. The report stated that Georgia also had conservative financial operations with reserves maintained at 3% as well as an undesignated surplus which reached almost $174,000,000 in fiscal year 1996 out of a balanced budget of $10.7 billion.

Daniel Ratajczak, Director of the Economic Forecasting Center at Georgia State University, has forecast that over 92,000 jobs would be created in 1996 in the 20-county metro Atlanta area owing in part to the centennial Olympic Games being staged in Atlanta. He estimates job creation will fall to approximately 35,000 in the area in 1997 as the area's economy assimilates the displaced Olympics workers.

Age International, Inc. v. State and Age International, Inc. v. Miller are two suits (one for refund and one for declaratory and injunctive relief) which have been filed against the State of Georgia by out-of-state producers of alcoholic beverages seeking $96,000,000 in refunds of alcohol taxes, plus interest, imposed under Georgia's post-Bacchus (468 U.S. 263) Statute, O.C.G.A. (S)3-4-60, as amended in 1985. These claims constitute 99% of all such taxes paid during the three years preceding those claims. In addition, the claimants have filed administrative claims for an additional $23,000,000, plus interest, for later time periods. These cases encompass all known or anticipated claims for refund of such type within the apparently applicable statutes of limitations. The two Age cases are still pending in the trial court.

DeKalb County v. Schrenko. This suit, originally filed in Federal District Court for the Northern District of Georgia, against the State School Superintendent and the State of Georgia is based on a claim that the State's funding formula for pupil transportation is unconstitutional and a local school board's claim that the State should finance the major portion of the costs of its desegregation program. The Plaintiffs are seeking approximately $67,500,000 in restitution. The Federal District Court ruled that the State's funding formula for pupil transportation is contrary to state law but ruled in the State's favor on the school desegregation costs issue. Motions to reconsider and amend the Court's judgment were filed by both parties. The State's motion was granted, in part, which reduced the required state payment to approximately $28,000,000, as of the date of decision. Notices of appeal and briefs to the Eleventh Circuit Court of Appeals were filed by both sides, and oral arguments on appeal were heard in October, 1996. The case is still pending in the Eleventh Circuit, awaiting the appellate court's ruling. The State intends to continue to defend the suit vigorously.

Buskirk and Estill v. State of Georgia, et al. On September 1, 1994, plaintiffs in this case filed a civil action in the Superior Court of Fulton County, Georgia, (No. E-31547) on behalf of all "classified employees of the State of Georgia or its agencies and departments during all or part of fiscal years 1992 through 1995 who were eligible to receive within grade pay increases and who would have received same were it not for a freeze of within grade pay increases." The trial court granted the State's motion to dismiss and for summary judgment, which completely resolved the case in the State's favor. The case was appealed to the Georgia Supreme Court. Oral argument before the Supreme Court was heard in November, 1996, and, on March 10, 1997, the Supreme Court affirmed the grant of summary judgment to the State. The plaintiffs' motion for rehearing is pending. If the plaintiffs prevail, the parties will conduct separate discovery on the issue of damages. The State believes that it has good and adequate defenses to the claims made, but, should the plaintiffs prevail in every aspect of their claims, the liability of the State in this matter could be as much as $295,000,000, based on best estimates currently available.

Many factors affect and could have an adverse impact on the financial condition of the State and other issuers of long-term debt obligations which may be held in the portfolio of the Georgia Fund, including national, social, environmental, economic and political policies and conditions, many of which are not within the control of the State or such issuers. It is not possible to predict whether or to what extent those factors may affect the State and other issuers of long-term debt obligations which may be held in the portfolio of the Georgia Fund and the impact thereof on the ability of such issuers to meet payment obligations.

MARYLAND FUND
The State's total expenditures for the fiscal years ending June 30, 1994, 1995 and 1996 were $12.351 billion, $13.528 billion and $14.169 billion, respectively. As of February 14, 1997, it was estimated that total expenditures for fiscal year 1997 would be $15.080 billion. The State's General Fund had unreserved surpluses of $60 million, $132.5 million and $13.1 million in fiscal years 1994, 1995 and 1996, respectively. The State Constitution mandates a balanced budget.

In April 1996, the General Assembly approved the $14.631 billion 1997 fiscal year budget. The budget includes $2.9 billion in aid to local governments (reflecting a $121.5 million increase in funding over 1996 that provides for increases in education, health and police aid), and $13.2 million in general fund deficiency appropriations for fiscal year 1996. The 1997 budget does not include any proposed expenditures dependent on additional revenue from new or broad-based taxes. Legislation enacted by the 1996 General Assembly reorganized the State's personnel system and reformed the Welfare and Medicaid programs; estimated fiscal year 1997 savings of $29 million ($19.5 million general funds) are incorporated into the fiscal year 1997 Budget.

When the 1997 budget was enacted, it was estimated that the general fund surplus on a budgetary basis at June 30, 1997, would be approximately $22.5 million. As of February 26, 1997, it is estimated that the general fund surplus on a budgetary basis at June 30, 1997, will be $102.7 million.

In January 1997, the Governor submitted his proposed 1998 fiscal year budget to the General Assembly. The budget includes $3.1 billion in aid to local governments (reflecting a $169 million increase over 1997 and $0.4 million in general fund deficiency appropriations for fiscal year 1997. As of February 26, 1997, it is estimated that the general fund surplus on a budgetary basis at June 30, 1998, will be $7.6 million and that the balance in the Revenue Stabilization Account of the State Reserve Fund at June 30, 1998, will be $631 million.

The public indebtedness of Maryland is divided into three basic types. The State issues general obligation bonds for capital improvements and for various State-sponsored projects. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities issue obligations solely from specific non-tax enterprise fund revenues and for which the State has no liability and has given no moral obligation assurance.

All of the foregoing information regarding the State's budget and public indebtedness was obtained from the Official Statement with respect to State of Maryland General Obligation Bonds dated February 26, 1997.

MASSACHUSETTS FUND
Investments in Massachusetts Municipal Obligations may be affected by a variety of factors, including the general economic health of the state and local governments and the availability of federal funding.

While economic growth in the Commonwealth slowed considerably during the recession of 1990-1991, indicators such as retail sales, housing permits, construction, and unemployment levels suggest a strong and continued economic recovery. As of May 1997, the Commonwealth's unadjusted unemployment rate was 3.8%, as compared to a national average of 4.7%. The Commonwealth's per capita personal income is currently higher than the national average.

Ending fund balances in the budgeted operating funds for fiscal 1992 were $549.4 million, after carrying forward $237.1 million in fund balances from fiscal 1991. Fiscal 1993 and 1994 ended with positive fund balances of $562.5 million and $589.3 million, respectively.

In fiscal 1995, the total revenues of the budgeted operating funds of the Commonwealth increased by approximately 5.4% over the prior fiscal year to $16.387 billion. Expenditures increased by 4.7% over the prior fiscal year to $16.251 billion. As a result, the Commonwealth ended fiscal 1995 with a positive closing fund balance of $726.0 million. In fiscal 1996, the total revenues of the budgeted operating funds of the Commonwealth increased by approximately 5.7% over the prior fiscal year to $17.328 billion. Expenditures increased by 3.9% over the prior fiscal year to $16.881 billion. As a result, the Commonwealth ended fiscal year 1996 with a positive closing fund balance of $1.172 billion.

Budgeted revenues and other sources in fiscal 1997, which ended June 30, 1997, were estimated as of June 24, 1997, by the Executive Office for Administration and Finance to be approximately $17.585 billion, including tax revenues of $12.507 billion. It is estimated that fiscal 1997 budgeted expenditures will be $17.702 billion and that fiscal 1997 will end with fund balances of $979.6 million.

On July 10, 1997, Governor William Weld signed a new $18.4 billion budget into law. The Commonwealth's eighth consecutive balanced budget represents an overall spending increase of 3.8 percent over fiscal year 1997, including increases of $259 million for education reform, $288 million more in aid to cities and towns and about $50 million more for higher education.

S&P and Moody's have rated general obligation bonds issued by the Commonwealth as A+ and A-1, respectively. In response to budgetary matters or other economic indicators, the rating agencies may change their ratings from time to time.


In Massachusetts the tax on personal property and real estate is virtually the only source of tax revenues available to cities and towns to meet local costs. "Proposition 2 1/2," an initiative petition adopted by the voters of the Commonwealth in November 1980, limits the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of certain debt service. Proposition 2 1/2 required many cities and towns to reduce their property tax levies to a stated percentage of the full and fair cash value of their taxable real estate and personal property, and it limits the amount by which the total property taxes assessed by all cities and towns might increase from year to year.


The reductions in local revenues and anticipated reductions in local personnel and services resulting from Proposition 2 1/2 created strong demand for substantial increases in state-funded local aid, which increased significantly from the fiscal 1981 level of $1.632 billion. The effect of this increase in local aid was to shift a major part of the impact of Proposition 2 1/2 to the Commonwealth, but this did not require an increase in Massachusetts state taxes. Direct local aid increased to $2.976 billion in fiscal 1995. Fiscal 1996 expenditures for direct local aid were $3.246 billion, which is an increase of approximately 9.1% above the fiscal 1995 level. It is estimated that fiscal 1997 expenditures for direct local aid will be $3.538 billion, an increase of approximately 9.0% above the fiscal 1996 level.

Limitations on Commonwealth tax revenues have been established both by legislation enacted in 1986 and by public approval of an initiative petition in 1986. The two measures are inconsistent in several respects, including the methods of calculating the limits and the exclusions from the limits. The initiative petition, which took effect in 1986, contains no exclusion for debt service on Municipal Obligations of the Commonwealth. Commonwealth tax revenues in fiscal years 1992 through 1996 were lower than the limit set by either the initiative petition or the legislative enactment. The Executive Office for Administration and Finance of the Commonwealth has estimated that Commonwealth tax revenues will not reach the limit imposed by either the initiative petition or the legislative enactment in fiscal year 1997.

Certain of the Commonwealth's cities, counties and towns have at times experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth, could adversely affect the market values and marketability of outstanding obligations issued by the Commonwealth or its public authorities or municipalities.

On December 13, 1996 Middlesex County, the Commonwealth's most populous county, defaulted on $4.5 million in unrated county hospital revenue anticipation notes. Following the default, the noteholders, together with certain other creditors of the County, initiated legal action to attach County assets valued at $20 million in satisfaction of various obligations of the County. On July 11, 1997 Governor Weld signed legislation that immediately abolished the Middlesex County government. The legislation also eliminates Worcester and Hampden County governments within one year and sets the stage for the abolition of the entire county system by 1999. In general, all liabilities, debts, leases and contracts of an abolished county which are in force immediately before the transfer date would become obligations of the Commonwealth.

The aggregate unfunded actuarial liabilities of the pension systems of the Commonwealth and the unfunded liability for the Commonwealth related to local retirement systems are significant -- estimated to be approximately $6.720 billion as of January 1, 1996, on the basis of certain actuarial assumptions regarding, among other things, future investment earnings and annual inflation rates, wage increases and cost of living increases. No assurance can be given that these assumptions will be realized. The legislature adopted a comprehensive pension bill addressing the issue in January 1988, which requires the Commonwealth, beginning in fiscal 1989, to fund future pension liabilities currently and amortize the Commonwealth's unfunded liabilities over 40 years, in accordance with funding schedules proposed by the Secretary of Administration and Finance and approved by new legislation. The amounts required for funding of current pension liabilities in fiscal years 1997, 1998, 1999 and 2000 are estimated to be $965.9 million, $1.005 billion, $1.043 billion and $1.092 billion, respectively. The 1998 budget signed by Governor Weld includes an accelerated pension funding schedule that would eliminate the Commonwealth's unfunded liability by 2018 rather than 2028.

MISSISSIPPI FUND
Mississippi's unemployment rate for 1995 was 6.1%. Preliminary figures for 1996 show unemployment at a 17 year low of 6.0%, and projections for 1997 place the rate at 6.1%. The growth rate of State product for 1995 was 4.6%, and growth is projected to slow slightly to 4.4% during 1996. Mississippi continued to fall slightly behind the growth in per capita income for the country. Per capita incomes increased 4.9% in 1995.

Approximately 14,800 new jobs were created in 1993, with much of that growth in the gaming, service and construction sectors. Total employment in Mississippi increased by 1.1% in 1995. In the U.S. as a whole, total employment grew at a rate of 1.5%. Manufacturing accounts for 22% of employment in Mississippi, although employment in the manufacturing sector declined approximately 4% in 1996. In Mississippi, about 56% of manufacturing employment is in durable goods, with the remainder in nondurable goods. Mississippi's employment growth is expected to continue in such sectors as services, finance, insurance, real estate and construction.

Although 1996 employment and income statistics show that the Mississippi economy slowed compared to 1995, the construction, agricultural and service sectors have been strong enough to maintain positive growth in employment and a rise in income levels close to the U.S. average. Although the State did not outperform national averages, the Mississippi economy has consistently outpaced the rest of the nation in recent years, with growth rates of income and employment well above the national average. U.S. News and World Report (11/8/93) ranked Mississippi number one in the nation, based on six indicators of economic health. The strength of Mississippi's economy is evident by the 9.8% rise in the corporate profits during 1992, a similar growth rate for 1993, and strong growth in 1994 due to further expansion of the gaming industry. U.S. News and World Report (11/7/94) continued to rank Mississippi in the top ten states for economic growth with its number eight ranking.


In recent years, the State has successfully expanded its economy through technology-based research and education, and the Mississippi banking system has exhibited strength and stability over the past several years, a period characterized by a growing number of bank failures nationwide.


The gaming industry started up in Mississippi in August 1992, and as of November 1993, it had already become a $500 million industry, providing more than 12,000 jobs in direct employment and contributing over $60 million in State and local tax revenues annually. By December 1994, employment in the gaming industry stabilized at 28,000 jobs. During 1995 employment grew to 31,000 and monthly revenues increased to average $155 million, and in 1996, the annual growth rate for employment in the gaming industry exceeded 10%.


While the number of workers involved directly in agriculture has declined, it remains a significant factor in the State's economy. Cotton was the number one producer of farm income in 1990, poultry and eggs were second while forestry was third. Research and promotion have provided the State with a number of new farming alternatives. The production of catfish, poultry, rice, blueberries and muscadines have grown dramatically in recent years. Timber continues to be Mississippi's largest natural resource, with the State leading the nation in the number of tree farms. Of Mississippi's total land area 56% (approximately 17 million acres) is classified as commercial forest.

All or part of 20 states and 136 metropolitan areas lie within 550 miles of Mississippi. Mississippi is in an excellent location to service this market area with four interstate highways, which provide access in every direction, 19 railroads, including four of the nation's largest carriers, and seven commercial airports. International and domestic waterborne commerce is served by Mississippi's nine major ports.


The population of the State is estimated to be 2,720,000. The population increased an estimated 2.1% from 1980-1990; however, population projections suggest a more dramatic growth in the 1990's. The projected increase is 7.3% for a total population of 2,800,000. Mississippi has a relatively young population, with 29% of its total population below 18 years of age.

Employment in the service industries rose 3.0% during 1995, but employment in service industries slowed its growth sharply from the 1994 growth rate of 12.4%. The leading gainer in 1995 was the construction segment which saw an increase in employment of 4.1% as compared to 1994. The other large employment sectors are government, wholesale and retail trade, construction and transportation and communications. Although its importance has declined over the last decade, agriculture continues to contribute significantly to the State's economy. With the diversification into livestock, soybeans, aquaculture, rice and other alternative crops, there is now less dependence on cotton as the major crop. The State's exports have been enjoying double-digit growth rates. In 1993-1995, Mississippi led the country in the growth rate of exports, with a 70.4% increase, and the state ranked 40th in value of exports.

Total personal income in Mississippi increased 6.0% in 1995 compared to a 6.1% increase in the U.S. over the same period. Projections for 1996 show the State personal income growth trailing the national average slightly with a 4.8% increase as compared to a 5.2% increase for the nation. Manufacturing, services and government employment comprise the largest components of earned personal income in Mississippi. Mississippi continues to rank 50th among the 50 states in per capita total personal income. However, between 1970 and 1990, per capita total personal income in Mississippi increased at a compound annual rate of 8.8% while U.S. per capita total personal income increased at an 8.4% compound annual rate.


In the State of Mississippi, all State indebtedness must be authorized by legislation governing the specific programs or projects to be financed. Such debt may include short- and long-term indebtedness, self-supporting general obligation bonds, highway bonds and other types of indebtedness. The amount of bonded indebtedness that may be incurred by the State or any of its direct agencies is limited by the Mississippi Constitution to an amount equal to one and one-half times the sum of all revenue collected by the State during any one of the preceding four fiscal years, whichever year may be higher.


For the fiscal year ended June 30, 1992, State General Fund receipts were budgeted at approximately $2,000,397,000 and State General Fund Disbursements were budgeted at approximately $1,999,675,700, and State Special Fund Receipts and Disbursements were estimated to be approximately $3.47 million and $3.52 million, respectively. With the growth in industry, employment and the gaming industry, the State General Fund receipts are increasing significantly. For the fiscal years ended June 30, 1994 and June 30, 1995, General Fund receipts had increased to approximately $2,335,400,000 and $2,555,200,000, respectively, and this trend is expected to continue.

NEW YORK FUND
The fiscal stability of New York State is related, in part, to the fiscal stability of its public localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in recent years, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. If any State agencies, authorities or localities were to default on any of their financial obligations, or were to require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing, as well as market price of the State's outstanding debt, could be materially adversely affected.

A variety of court actions have been brought against the State and certain agencies and municipalities relating to financings, amount of real estate tax, use of tax revenues and other matters, which could adversely affect the ability of the State or such agencies or municipalities to pay their obligations.

Both the State and New York City face potential economic problems which could seriously affect the ability of both the State and City to meet their respective financial obligations. The City depends on state aid both to enable the City to balance its budget and to meet its cash requirements. The City has had to face greater competition from other major cities and the State economy has grown more slowly than that of the nation as a whole, in part as a result of international and national trends beyond the State's or City's control. Moreover, the current high level of New York State and New York City taxes limits the ability of the State and the City to impose higher taxes in the event of future difficulties. The federal and State governments have proposed various programs to alleviate these trends but no immediate reversal can be expected. Further, various proposals relating to Federal tax and spending policies that are currently being discussed and debated could, if enacted, have a significant impact on the current and future financial condition of the State and its localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several years.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. This transition reflects a national trend. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated more in the service-producing sector.


Although industry and commerce are broadly spread across the State, particular activities are concentrated in certain areas. Westchester County is headquarters for several major corporations. Buffalo's economy relies on a diverse manufacturing base. Rochester leads the nation in the manufacture of photographic and optical equipment. Syracuse and the Utica-Rome area produce machinery and transportation equipment. The Albany-Troy-Schenectady area is a governmental and educational center and produces electrical products. Binghamton is the original site of the International Business Machines Corporation and continues to have a concentration of employment in computer and other high technology manufacturing.

New York City, which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of both the State's population and personal income. It is headquarters for the nation's securities business, and for a major portion of the nation's major commercial banks, diversified financial institutions and life insurance companies. In addition, the City houses the home offices of the three major radio and television broadcasting networks, most of the national magazines and a substantial portion of the nation's book publishers. The City also retains leadership in the design and manufacture of men's and women's apparel.

The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.


During calendar years 1982 and 1983 the State's economy in most respects performed better than that of the nation. However, in the calendar years 1984 through 1995, the State's rate of economic expansion was somewhat slower than that of the nation. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. The total employment growth rate in the State has been below the national average since 1984. According to data published by the U.S. Bureau of Economic Analysis, during the past 10 years, total personal income in the State rose slightly faster than the national average only from 1986 through 1988, and then only slightly. Overall economic activity declined less than that of the nation as a whole during the 1982-1983 recession. In the 1990-1991 recession, however, the State and the rest of the Northeast was more heavily impacted than the nation as a whole and has been slower to recover. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains.


The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

NORTH CAROLINA FUND
General obligations of a city, town or county in North Carolina are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue bonds issued by North Carolina political subdivisions include (1) revenue bonds payable exclusively from revenue-producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of North Carolina.

Section 23-48 of the North Carolina General Statutes appears to permit any city, town, school district, county or other taxing district to avail itself of the provisions of Chapter 9 of the United States Bankruptcy Code, but only with the consent of the Local Government Commission of the State and of the holders of such percentage or percentages of the indebtedness of the issuer as may be required by the Bankruptcy Code (if any such consent is required). Thus, although limitations apply, in certain circumstances political subdivisions might be able to seek the protection of the Bankruptcy Code.


STATE BUDGET AND REVENUES. The North Carolina State Constitution requires that the total expenditures of the State for the fiscal period covered by each budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. The State's fiscal year runs from July 1st through June 30th. In November 1996, the voters of the State approved a constitutional amendment giving the Governor the power to veto certain legislative matters, including budgetary matters.

Since 1994, the State has had a budget surplus, in part as a result of new taxes and fees and spending reductions put into place in the early 1990s. In addition, the State, like the nation, has experienced economic recovery during the 1990s. The General Fund balance at the end of the 1995-96 fiscal year was reported at approximately $406 million. As of November 1996, the amount of uncommitted funds of the State was $586 million.

In the 1996-97 Budget prepared by the Office of State Budget and Management, it is projected that General Fund net revenues will increase 3% over 1995-96. This increase is expected to result primarily from growth in the North Carolina economy, despite a tax reduction package enacted by the legislature during the 1996 legislative session. The State budget is based upon estimated revenues and a multitude of existing and assumed State and non-State factors, including State and national economic conditions, international activity and federal government policies and legislation.

In 1995, the North Carolina General Assembly repealed, effective for taxable years beginning on or after January 1, 1995, the tax levied on various forms of intangible personal property. The legislature provided specific appropriations to counties and municipalities to replace the revenues previously received for the intangibles tax. In addition, in the 1996 session the legislature reduced the corporate income tax rate from 7.75% to 6.9% (phased in over four years) and reduced the food tax from 4% to 3%.


It is unclear what effect these developments at the State level may have on the value of the Debt Obligations in the North Carolina Fund.

LITIGATION. Litigation against the State includes the following.


Leandro, et al. v. State of North Carolina and State Board of Education -- In May, 1994 students and boards of education in five counties in the State filed suit in state Superior Court requesting a declaration that the public education system of North Carolina, including its system of funding, violates the State constitution by failing to provide adequate or substantially equal educational opportunities and denying due process of law, and violates various statutes relating to public education. The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law. The Superior Court denied defendants' motion to dismiss, which was reversed by the state Court of Appeals. An appeal from this decision is now pending with the North Carolina Supreme Court. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position, but no significant financial impact is expected to result from the ultimate resolution of this case, even if adverse to the State.


Francisco Case -- In August 1994, a class action lawsuit was filed in state court against the Superintendent of Public Instruction and the State Board of Education on behalf of a class of parents and their children who are characterized as limited English proficient. The complaint alleges that the State has failed to provide funding for the education of these students and has failed to supervise local school systems in administering programs for them. The complaint does not allege an amount in controversy, but asks the Court to order the defendants to fund a comprehensive program to ensure equal educational opportunities for children with limited English proficiency. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position, but no significant financial impact is expected to result from the ultimate resolution of this case, even if adverse to the State.

Faulkenbury v. Teachers' and State Employees' Retirement System; Peele v. Teachers' and State Employees' Retirement System; Woodard v. Local Governmental Employees' Retirement System -- Plaintiffs are disability retirees who brought class actions in state court challenging changes in the formula for payment of disability retirement benefits and claiming impairment of contract rights, breach of fiduciary duty, violation of other federal constitutional rights, and violation of state constitutional and statutory rights. The State estimates that the cost in damages and higher prospective benefit payments to class members would probably amount to $50 million or more in Faulkenbury, $50 million or more in Peele, and $15 million or more in Woodward, all ultimately payable, at least initially, from the state retirement systems funds.


Upon review in Faulkenbury, the North Carolina Court of Appeals and Supreme Court have held that claims made in Faulkenbury substantially similar to those in Peele and Woodward -- for breach of fiduciary duty and violation of federal constitutional rights brought under the federal Civil Rights Act -- either do not state a cause of action or are barred by the statute of limitations. In 1994, plaintiffs took voluntary dismissals of their claims for impairment of contract rights in violation of the United States Constitution and filed new actions in federal court asserting the same claims, along with claims for violation of constitutional rights in the taxation of retirement benefits. The federal court actions have been stayed pending the trial in state court. The cases were consolidated for discretionary review by the State Supreme Court, which ruled the alteration to the retirement systems constitutes a breach of the contract formed with the employee when hired. The Court further decided that the class represented by the plaintiffs may pursue claims for underpayments for the three years preceding the commencement of their actions, plus interest on such amounts. The State Attorney General's Office has stated that payment of such amounts will be made from the state retirement systems and not from general funds.


Fulton Corporation v. Justus, Secretary of Revenue -- The State's intangible personal property tax levied on certain shares of stock (repealed as of the tax year beginning January 1, 1995) was challenged by the plaintiff on grounds that it violates the Commerce Clause of the United States Constitution by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff, a North Carolina corporation, paid the intangibles tax on stock it owns in other corporations. The plaintiff sought to invalidate the tax in its entirety and to recover the intangibles taxes it paid for the 1990 tax year.


The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year. The effect of this ruling was to increase collections by rendering all stock taxable on 100% of its value. The North Carolina Supreme Court reversed the Court of Appeals and held that the tax is valid and constitutional. The plaintiff appealed to the U.S. Supreme Court which held that the tax violated the Commerce Clause of the U.S. Constitution, and remanded the case to the North Carolina Supreme Court for consideration of possible remedies, including refunds. On remand, the North Carolina Supreme Court determined that the Court of Appeals was correct in finding that all stock was taxable and, moreover, that the tax must be applied retroactively. The Court offered that the legislature could "forgive" the tax, but the Court did not have this ability. The legislature has not responded as of this date. In the event that the General Assembly forgives the tax, it is estimated that the cost to the State would be $141 million to issue refunds to those taxpayers who filed protests to the tax and $500 million to all taxpayers who paid the tax in the subject years.


OTHER TAX CASES: In Davis v. Michigan (1989), the United States Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion.

The Swanson Cases -- Following Davis, federal retirees filed a class action suit in federal court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members. A companion suit was filed in state court in 1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimated refunds and interest liability of $280.89 million as of June 30, 1994.


The North Carolina Supreme Court ultimately held in favor of the State in the case brought in State court, and the United States Supreme Court denied the plaintiffs' request for review of that decision, thereby concluding the State litigation. Plaintiffs also were unsuccessful in the federal court action. The federal retirees continue to seek relief through State legislation, and in 1996 the legislature passed a special refund and tax credit bill that will permit the retirees to recover, through credits or, in some cases, refunds, the net tax previously paid that could not be recovered through usual claims. The expected cost to the State is approximately $140 million.

The Bailey Cases -- State and local government retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review.

In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt, and violation of several state constitutional provisions. Although the Superior Court ruled largely in the plaintiffs' favor, appeals have been from both sides and the North Carolina Supreme Court has allowed discretionary review before hearing by the Court of Appeals. Additional suits have been filed to recover taxes subsequently paid.

The North Carolina Attorney General's Office estimates that the amount in controversy is approximately $40-$45 million annually for the tax years 1989 through 1992. In addition, it is anticipated that the decision reached in this case will govern the resolution of tax refund claims made by retired state and local government employees for taxes paid on retirement benefit income for tax years after 1991. Furthermore, if the order of the Superior Court is upheld, its provisions would apply prospectively to prevent future taxation of State and local government retirement benefits that were vested before August 1989. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position on the merits.

Patton v. State -- In connection with the legislature's repeal of the tax exemption for state retirees in 1989, certain adjustments were adopted that reduced the state retirees' tax burden. In May 1995, federal retirees filed a lawsuit in State court for tax refunds for the years 1989 through 1994 alleging that these adjustments also constitute unlawful discrimination against federal retirees.

This action is being held in abeyance pending the outcome in Bailey. Should plaintiffs prevail in Bailey, such a result, these federal retirees allege, would re-establish the disparity of treatment between state and federal pension income which was held unconstitutional in Davis. Potential refunds exceed $300 million.

The State is involved in numerous other claims and legal proceedings, many of which normally occur in governmental operations; however, the North Carolina Attorney General does not expect any of the outstanding lawsuits to materially adversely affect the State's ability to meet its financial obligations.

GENERAL. The population of the State has increased 13% from 1980, from 5,880,095 to 6,657,106 as reported by the 1990 federal census and the State rose from twelfth to tenth in population. The State's estimate of population as of July, 1996, is 7,322,317. Notwithstanding its rank in population size, North Carolina is primarily a rural state, having only six municipalities with populations in excess of 100,000.

The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits. Due to the wide dispersion of non-agricultural employment, the people have been able to maintain, to a large extent, their rural habitation practices. During the period 1980 to 1996, the State labor force grew about 30% (from 2,855,200 to 3,718,000). Per capita income during the period 1985 to 1995 grew from $11,870 to $21,103, an increase of 77.8%.

The current economic profile of the State consists of a combination of industry, agriculture and tourism. As of June, 1996, the State was reported to rank eleventh among the states in non-agricultural employment and eighth in manufacturing employment. Employment indicators have varied somewhat in the annual periods since June of 1990, but have demonstrated an upward trend since 1991. The following table reflects the fluctuations in certain key employment categories.

CATEGORY (ALL SEASONALLY ADJUSTED)     JUNE 1992      JUNE 1993      JUNE 1994      JUNE 1995      JUNE 1996
----------------------------------------------------------------------------------------------------------------
Civilian Labor Force                     3,495,000      3,504,000      3,560,000      3,578,000      3,704,000
Nonagricultural Employment               3,135,000      3,203,400      3,358,700      3,419,100      3,506,000
Goods Producing Occupations (mining,
  construction and
  manufacturing)                           980,800        993,600      1,021,500      1,036,700      1,023,800
Service Occupations                      2,154,200      2,209,800      2,337,200      2,382,400      2,482,400
Wholesale/Retail Occupations               715,100        723,200        749,000        776,900        809,100
Government Employees                       513,400        515,400        554,600        555,300        570,800
Miscellaneous Services                     638,300        676,900        731,900        742,200        786,100
Agricultural Employment                    102,800         88,400         53,000         53,000         53,000

The seasonally adjusted unemployment rate in October 1996 was estimated to be 4.0% of the labor force as compared with 5.2% nationwide.

North Carolina's economy continues to benefit from a vibrant manufacturing section. Manufacturing firms employ approximately 25% of the total non-agricultural workforce. North Carolina has a higher percentage of manufacturing workers than any state in the nation. The State's annual value of manufacturing shipments totals $142 billion, ranking the State eighth in the nation. The State leads the nation in the production of textiles, tobacco products, furniture and fiberoptic cable, and is among the largest producers of pharmaceuticals, electronics and telecommunications equipment. More than 700 international firms have established a presence in the State. Charlotte is now the second largest financial center in the country, based on assets of banks headquartered there. The strength of the State's manufacturing sector also supports the growth in exports; the latest annual statistics show $8.76 billion in exports, making North Carolina one of the few states with an export trade surplus.

In 1995, the State's gross agricultural income of nearly $7.0 billion placed it eighth in the nation in gross agricultural income. According to the State Commissioner of Agriculture, in 1995 the State ranked first in the nation in the production of flue-cured tobacco, total tobacco, turkeys and sweet potatoes; second in hog production, trout, the production of cucumbers for pickles, and net farm income; third in the value of poultry and egg products, and greenhouse and nursery income; fourth in commercial broilers, peanuts, blueberries and strawberries; and sixth in burley tobacco.

The diversity of agriculture in North Carolina and a continuing push in marketing efforts have protected farm income from some of the wide variations that have been experienced in other states where most of the agricultural economy is dependent on a small number of agricultural commodities. North Carolina is the third most diversified agricultural state in the nation.

Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. The poultry industry is now the leading source of gross agricultural income, at 29%, and the pork industry provides over 18% of the total agricultural income. Tobacco farming in North Carolina has been and is expected to continue to be affected by major Federal legislation and regulatory measures regarding tobacco production and marketing and by international competition. Measures adverse to tobacco farming could have negative effects on farm income and the North Carolina economy generally.

The number of farms has been decreasing; in 1995 there were approximately 58,000 farms in the State, down from approximately 72,000 in 1987 (a decrease of about 19% in eight years). However, a strong agribusiness sector supports farmers with farm inputs (fertilizer, insecticide, pesticide and farm machinery) and processing of commodities produced by farmers (vegetable canning and cigarette manufacturing). North Carolina's agriculture industry, including food, fiber and forest products, contributes over $45 billion annually to the State's economy.

The State Department of Commerce, Travel and Tourism Division reports that, in 1995, more than $9 billion was spent on tourism in the State. The Department estimates that two-thirds of total expenditures came from out-of-state travelers, and that approximately 161,000 people were employed in tourism-related jobs. The effects of two severe hurricanes in 1996 may have an adverse effect on tourism in certain areas of the State.

BOND RATINGS. Currently, Moody's rates North Carolina general obligation bonds as Aaa and S&P rates such bonds as AAA. S&P also reaffirmed its stable outlook for the State in June 1995. S&P reports that North Carolina's rating reflects the State's strong economic characteristics, sound financial performance, and low debt levels.


PENNSYLVANIA FUND
STATE ECONOMY. Pennsylvania has been historically identified as a heavy-industry state although that reputation has changed recently as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in the Commonwealth are in the service sector, including trade, medical and the health services, education and financial institutions. The Commonwealth's agricultural industries are also an important component of its economic structure, accounting for more than $3.6 billion in crop and livestock products annually while agribusiness and food related industries support $39 billion in economic activity annually.


Employment within the Commonwealth increased steadily from 1984 to 1990. From 1991 to 1994, employment in the Commonwealth declined 1.2%. From 1995 to 1996, employment increased 3.4%. The growth in employment experienced in the Commonwealth during such periods is slightly higher than the growth in employment in the Middle Atlantic region of the United States. Non-manufacturing employment in the Commonwealth has increased steadily since 1980 to its 1996 level of 82.5% of total Commonwealth employment. Manufacturing, which contributed 17.5% of 1996 non-agricultural employment, has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth. In 1996, the services sector accounted for 30.3% of all non-agricultural employment in the Commonwealth while the trade sector accounted for 18.5%.

Economic strengths and weaknesses vary in different parts of the Commonwealth. In general, heavy industry and manufacturing have been facing increasing competition from foreign producers. During 1996, the annual average unemployment rate in the Commonwealth was 5.3%, compared to 5.6% for the United States. For April 1997, the unadjusted unemployment rate was 5.3% in the Commonwealth and 4.8% in the United States, while the seasonally adjusted unemployment rate for the Commonwealth was 5.3% and for the United States was 5.2%.


STATE BUDGET. The Commonwealth operates under an annual budget that is formulated and submitted for legislative approval by the Governor each February. The Pennsylvania Constitution requires that the Governor's budget proposal consist of three parts: (i) a balanced operating budget setting forth proposed expenditures and estimated revenues from all sources and, if estimated revenues and available surplus are less than proposed expenditures, recommending specific additional sources of revenue sufficient to pay the deficiency; (ii) a capital budget setting forth proposed expenditures to be financed from the proceeds of obligations of the Commonwealth or its agencies or from operating funds; and (iii) a financial plan for not less than the succeeding five fiscal years, that includes for each year projected operating expenditures and estimated revenues and projected expenditures for capital projects. The General Assembly may add, change or delete any items in the budget prepared by the Governor, but the Governor retains veto power over the individual appropriations passed by the legislature. The Commonwealth's fiscal year begins on July 1 and ends on June 30.

All funds received by the Commonwealth are subject to appropriation in specific amounts by the General Assembly or by executive authorization by the Governor. Total appropriations enacted by the General Assembly may not exceed the ensuing year's estimated revenues, plus (less) the unappropriated fund balance (deficit) of the preceding year, except for constitutionally authorized debt service payments. Appropriations from the principal operating funds of the Commonwealth (the General Fund, the Motor License Fund and the State Lottery Fund) are generally made for one fiscal year and are returned to the unappropriated surplus of the fund if not spent or encumbered by the end of the fiscal year. The Constitution specifies that a surplus of operating funds at the end of a fiscal year must be appropriated for the ensuing year.

Pennsylvania uses the "fund" method of accounting for receipts and disbursements. For purposes of government accounting, a "fund" is an independent fiscal and accounting entity with a self-balancing set of accounts, recording cash and/or other resources together with all related liabilities and equities that are segregated for the purpose of carrying on specific activities or attaining certain objectives in accordance with the fund's special regulations, restrictions or limitations. In the Commonwealth, over 150 funds have been established by legislative enactment or in certain cases by administrative action for the purpose of recording the receipt and disbursement of money's received by the Commonwealth. Annual budgets are adopted each fiscal year for the principal operating funds of the Commonwealth and several other special revenue funds. Expenditures and encumbrances against these funds may only be made pursuant to appropriation measures enacted by the General Assembly and approved by the Governor. The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

Financial information for the principal operating funds of the Commonwealth are maintained on a budgetary basis of accounting, which is used for the purpose of ensuring compliance with the enacted operating budget. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). Budgetary basis financial reports are based on a modified cash basis of accounting as opposed to a modified accrual basis of accounting prescribed by GAAP. Financial information is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.


RECENT FINANCIAL RESULTS. From fiscal 1984, when the Commonwealth first prepared its financial statements on a GAAP basis, through fiscal 1989, the Commonwealth reported a positive unreserved-undesignated fund balance for its governmental fund types at each fiscal year end. Slowing economic growth during 1990, leading to a national economic recession beginning in fiscal 1991, reduced revenue growth and increased expenditures and contributed to negative unreserved-undesignated fund balances at the end of the 1990 and 1991 fiscal years. The negative unreserved-undesignated fund balance was due largely to operating deficits in the General Fund and the State Lottery Fund during those fiscal years. Actions taken during fiscal 1992 to bring the General Fund back into balance, including tax increases and expenditure restraints, resulted in a $1.1 billion reduction to the unreserved-undesignated fund deficit for combined governmental fund types at June 30, 1993, as a result of a $420.4 million increase in the balance. These gains were produced by continued efforts to control expenditure growth. The Combined Balance Sheet as of June 30, 1996, showed total fund balance and other credits for the total governmental fund types of $1,986 million, a $277 million increase from the balance at June 30, 1995. During fiscal 1996, total government fund assets increased by $666 million to $5,793 million, while government fund liabilities increased by $606 million to $3,806 million.


FISCAL 1991 FINANCIAL RESULTS. The Commonwealth experienced a $453.6 million General Fund deficit as of the end of its 1991 fiscal year. The deficit reflected higher than budgeted expenditures, below-estimate economic activity and growth rates of economic indicators and total tax revenue shortfalls below those assumed in the enacted budget. Rising demands on State programs caused by the economic recession, particularly for medical assistance and cash assistance programs, and the increased costs of special education programs and correction facilities and programs, contributed to increased expenditures in fiscal 1991, while tax revenues for the 1991 fiscal year were severely affected by the economic recession. Total corporation tax receipts and sales and use tax receipts during fiscal 1991 were, respectively, 7.3% and 0.9% below amounts collected during fiscal 1990. Personal income tax receipts also were affected by the recession but not to the extent of the other major General Fund taxes, increasing only 2.0% over fiscal 1990 collections. A number of actions were taken throughout the fiscal year by the Commonwealth to mitigate the effects of the recession on budget revenues and expenditures. The Commonwealth initiated a number of cost-saving measures, including the firing of 2,000 state employees, deferral of paychecks and reduction of funds to state universities, which resulted in approximately $871 million cost savings.

FISCAL 1992 FINANCIAL RESULTS. Actions taken during fiscal 1992 to bring the General Fund budget back into balance, including tax increases and expenditure restraints resulted in a $1.1 billion reduction for the unreserved-undesignated fund deficit for combined governmental fund types and a return to a positive fund balance. Total General Fund revenues for fiscal 1992 were $14,516.8 million which is approximately 22% higher than fiscal 1991 revenues of $11,877.3 million due in large part to tax increases. The increased revenues funded substantial increases in education, social services and corrections programs. As a result of the tax increases and certain appropriation lapses, fiscal 1992 ended with an $8.8 million surplus after having started the year with an unappropriated General Fund balance deficit of $453.6 million.

FISCAL 1993 FINANCIAL RESULTS. Fiscal 1993 closed with revenues higher than anticipated and expenditures approximately as projected, resulting in an ending unappropriated balance surplus of $242.3 million. A deduction in the personal income tax rate in July 1992 and the one-time receipt of revenues from retroactive corporate tax increases in fiscal 1992 were responsible, in part, for the low growth in fiscal 1993.

FISCAL 1994 FINANCIAL RESULTS. Commonwealth revenues during the 1994 fiscal year totaled $15,210.7 million, $38.6 million above the fiscal year estimate, and 3.9% over Commonwealth revenues during the 1993 fiscal year. The sales tax was an important contributor to the higher than estimated revenues. The strength of collections from the sales tax offset the lower than budgeted performance of the personal income tax that ended the 1994 fiscal year $74.4 million below estimate. The shortfall in the personal income tax was largely due to shortfalls in income not subject to withholding such as interest, dividends and other income. Expenditures, excluding pooled financing expenditures and net of all fiscal 1994 appropriation lapses, totaled $14,934.4 million representing a 7.2% increase over fiscal 1993 expenditures. Medical assistance and prison spending contributed to the rate of spending growth for the 1994 fiscal year. The Commonwealth maintained an operating balance on a budgetary basis for fiscal 1994 producing a fiscal year ending unappropriated surplus of $335.8 million.

FISCAL 1995 FINANCIAL RESULTS. Commonwealth revenues for the 1995 fiscal year were above estimate and exceeded fiscal year expenditures and encumbrances. Fiscal 1995 was the fourth consecutive fiscal year the Commonwealth reported an increase in the fiscal year-end unappropriated balance. Prior to reserves for transfer to the Tax Stabilization Reserve Fund, the fiscal 1995 closing unappropriated surplus was $540.0 million, an increase of $204.2 million over the fiscal 1994 closing unappropriated surplus prior to transfers. Commonwealth revenues during the 1995 fiscal year were $459.4 million, 2.9%, above the estimate of revenues used at the time the 1995 fiscal year budget was enacted. Corporation taxes contributed $329.4 million of the additional receipts largely due to higher receipts from the corporate net income tax. Fiscal 1995 revenues from the corporate net income tax were 22.6% over collections in fiscal 1994 and include the effects of the reduction of the tax rate from 12.25% to 11.99% that became effective with tax years beginning on and after January 1, 1994. The sales and use tax and miscellaneous revenues also showed strong year-over-year growth that produced above-estimate revenue collections. Sales and use tax revenues were $5,526.9 million, $128.8 million above the enacted budget estimate and 7.9% over fiscal 1994 collections. Tax receipts from both motor vehicle and non-motor vehicle sales contributed to the higher collections. Miscellaneous collections for fiscal 1995 were $183.5 million, $44.9 million above estimates and were largely due to additional investment earnings, escheat revenues and other miscellaneous revenues.


FISCAL 1996 FINANCIAL RESULTS. Commonwealth revenues (prior to tax refunds) for the 1996 fiscal year increased by $113.9 million over the prior fiscal year to $16,338.5 million representing a growth rate of 0.7 percent. Tax rate reductions and other tax law changes substantially reduced the amount and rate of growth for the fiscal year. The Commonwealth has estimated that tax changes enacted for the 1996 fiscal year reduced Commonwealth revenues by $283.4 million representing 1.7 percentage points of fiscal 1996 growth in Commonwealth revenues.

FISCAL 1997 BUDGET. For the fiscal year ended June 30, 1997, the Governor signed a $16.54 billion General Fund budget, a 2% decrease from the fiscal 1996 budget. As of May 1997, the Governor estimates a $525 million surplus for fiscal 1997.

FISCAL 1998 BUDGET. On May 6, 1997, the Governor signed a $17.16 billion General Fund budget, an increase of approximately 3.7% from the fiscal 1997 budget. Areas receiving the largest budgetary increases are education and the environment. In addition, the budget reduces taxes by an estimated $175 million.

DEBT LIMITS AND OUTSTANDING DEBT. The Pennsylvania Constitution permits the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate approved debt; (iii) debt for capital projects subject to an aggregate outstanding debt limit of
1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance.

Under the Pennsylvania Fiscal Code, the Auditor General is required to certify to the Governor and the General Assembly certain information regarding the Commonwealth's indebtedness. According to the February 28, 1997, Auditor General certificate, the average annual tax revenues deposited in all funds in the five fiscal years ended June 30, 1996, was approximately $18.9 billion, and, therefore, the net debt limitation for the 1997 fiscal year is $33.1 billion. Outstanding net debt totaled $3.9 billion at June 30, 1996, approximately equal to the net debt at June 30, 1994. At February 28, 1997, the amount of debt authorized by law to be issued, but not yet incurred, was $17.3 billion.


DEBT RATINGS. All outstanding general obligation bonds of the Commonwealth are rated AA- by S&P and A1 by Moody's.

CITY OF PHILADELPHIA. The City of Philadelphia (the "City" or "Philadelphia") is the largest city in the Commonwealth. Philadelphia experienced a series of general fund deficits for fiscal years 1988 through 1992 which have culminated in the City's present serious financial difficulties. In its 1992 Comprehensive Annual Financial Report, Philadelphia reported a cumulative general fund deficit of $71.4 million for fiscal year 1992.


In June 1991, the Pennsylvania legislature established the Pennsylvania Intergovernmental Cooperation Authority ("PICA"), a five-member board, to assist Philadelphia in remedying fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. The legislation empowers PICA to issue notes and bonds on behalf of Philadelphia, and also authorizes Philadelphia to levy a 1% sales tax the proceeds of which would be used to pay off the bonds. In return for PICA's fiscal assistance, Philadelphia is required, among other things, to establish five-year financial plans that include balanced annual budgets. Under the legislation, if Philadelphia does not comply with such requirements, PICA may withhold bond revenues and certain State funding. At this time, the City is operating under a five-year fiscal plan approved by PICA on April 30, 1996. As of February 28, 1997, PICA has issued approximately $1,761.7 million of its Special Tax Revenue Bonds.

The financial assistance has included the refunding of certain city general obligation bonds, funding of capital projects and the liquidation of the City's Cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million.

No further PICA bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired on December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,146.2 million in Special Tax Revenue Bonds outstanding as of June 30, 1996.

The audited General Fund balance of the City as of June 30, 1994, 1995 and 1996 showed a surplus of approximately $15.4 million, $80.5 million and $118.5 million, respectively.

S&P's rating on Philadelphia's general obligation bonds is "BBB-." Moody's rating is currently "Baa."


LITIGATION. The Commonwealth is a party to numerous lawsuits in which an adverse final decision could materially affect the Commonwealth's governmental operations and consequently its ability to pay debt service on its obligations. The Commonwealth also faces tort claims made possible by the limited waiver of sovereign immunity effected by Act 152, approved September 28, 1978, as amended. Under Act 152, damages for any loss are limited to $250,000 per person and $1 million for each accident.

SOUTH CAROLINA FUND
Article X, Section 7(a) of the South Carolina Constitution requires that the General Assembly provide for a budgetary process to ensure that annual expenditures of State government may not exceed annual State revenues. Subsection (c) of Section 7 of Article X requires that the General Assembly prescribe by law a spending limitation on appropriations for the operation of State government such that annual increases in appropriations may not exceed the annual growth rate of the economy of the State; provided, however, that this limitation is subject to suspension by an affirmative vote in each House of the General Assembly by two-thirds of the members present and voting, but not less than three-fifths of the total membership in each House. Subsection
(d) of Section 7 of Article X requires that the General Assembly shall prescribe by law a limitation on the number of State employees such that the annual increase in such number may not exceed the average growth rate of the population of the State; provided, however, that this limitation is subject to suspension by an affirmative vote in each House of the General Assembly by two-thirds of the members present and voting, but not less than three-fifths of the total membership in each House.

Article III, Section 36 of the South Carolina Constitution requires the establishment of a General Reserve Fund for the purpose of covering operating deficits of State Government and a separate and distinct Capital Reserve Fund for the purpose of providing capital improvements or for retiring State bonds previously issued. Amounts in the Capital Reserve Fund may, as hereinafter described, be used to fund a year end deficit. The General Reserve Fund is required to be funded in an amount equal to 3% of the general fund revenue of the latest completed fiscal year. Funds may be withdrawn from the General Reserve Fund only for the purpose of covering operating deficits. The General Assembly is required to provide for the orderly restoration of funds withdrawn from the General Reserve Fund. The Constitutional provisions with respect to the General Reserve Fund require that the General Assembly provide for a procedure to survey the progress of the collection of revenue and the expenditure of funds and require the General Assembly to authorize and direct reduction of appropriations as may be necessary to prevent a deficit. Such provisions require that, should a year end operating deficit occur, so much of the General Reserve Fund as may be necessary must be used to cover the deficit. The amount so used must be restored to the General Reserve Fund within three fiscal years until the 3% requirement is again reached.

The Capital Reserve Fund is required to be funded in an amount equal to 2% of the prior fiscal year's general fund revenues. The South Carolina Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for that fiscal year, the current fiscal year's appropriation to the Capital Reserve Fund shall be reduced to the extent necessary before any reduction is made in operating appropriations. If it is determined that the fiscal year has ended with an operating deficit, the South Carolina Constitution requires that funds in the Capital Reserve Fund shall be applied, to the extent necessary, to the fiscal year's end operating deficit before withdrawing monies from the General Reserve Fund for such purpose.

Fiscal responsibility in the State lies with the Budget and Control Board. The Governor is required to submit an Executive Budget to the General Assembly within five days after the beginning of each regular session. Such budget is required to conform to the funding requirements contained in Article III,
Section 36 of the South Carolina Constitution. Regular sessions of the General Assembly begin on the second Tuesday of January in each year. In order to enable the Governor to present his budget to the General Assembly at the time required, the Governor is required, by law, to complete a survey of all departments, bureaus, divisions, offices, boards, commissions, institutions and other agencies to obtain information upon which to base his budget recommendations no later than November 1 of each year. In this connection, each of several State departments, bureaus, divisions, offices, boards, commissions, institutions and other agencies receiving or requesting financial aid from the State are required to report to the Governor in itemized form, no later than November 1, of each year, the amount needed or requested in the succeeding fiscal year. In addition, on or before November 1 of each year the State Comptroller General is required to furnish to the Governor detailed statements as to appropriations and expenditures for certain prior fiscal years and appropriation years. The State Comptroller General is also required to furnish to the Governor on or before December 1 of each year an estimate of the financial needs of the State itemized in accordance with the budget classifications adopted by the Budget and Control Board.

The budget presented to the General Assembly by the Governor must be accompanied by detailed statements of prior year's revenues and expenditures, a statement of current assets and liabilities and other information with respect to the State's finances and economic condition. The General Assembly is authorized by law to increase or decrease items in the budget bill. The South Carolina Constitution mandates the General Assembly to provide a balanced budget and provides that if there be a casual deficit, such deficit shall be provided for in the succeeding fiscal year.

As noted above, the South Carolina Constitution requires a procedure for the monitoring of revenues and expenditures with a view to a reduction of appropriations as may be necessary to prevent a deficit. For the purpose of providing projections and forecasts of revenues and expenditures and advising the Budget and Control Board on economic trends, the General Assembly established the Board of Economic Advisors. In particular with respect to the Constitutional requirement of monitoring revenues, statutory provisions require that the Board of Economic Advisors provide to the Budget and Control Board quarterly estimates of State revenues. If at the end of the first or second quarter of any fiscal year quarterly revenue collections are 4% or more below the amount projected for such quarter by the Board of Economic Advisors, the Budget and Control Board is required, within 15 days of such determination, to take action to avoid a fiscal year end deficit.

In 1993, the General Assembly provided that beginning with appropriations for fiscal year 1994-95, appropriations in the annual general appropriations act may not exceed the base revenue estimate. The base revenue estimate is defined as the lesser of (i) the total of recurring general fund revenues collected in the latest completed fiscal year before the General Assembly first considers the annual general appropriations bill plus an increase of 75% of the difference between the general fund revenue estimate of the Board of Economic Advisors for the upcoming fiscal year and the actual revenue collections from the latest completed fiscal year; or (ii) the Board of Economic Advisors general fund revenue estimate for the upcoming fiscal year.

For many years, each annual Appropriations Act has contained a provision requiring the Budget and Control Board to monitor the collection of revenues and the expenditure of funds. The Appropriations Act for Fiscal Year 1994-95, Act 497 of 1994, Part I, Section 17G.36, provides that if, because of an inaccurate estimate of revenues, a deficit appears likely, the Budget and Control Board shall effect such reductions of appropriations as may be necessary to prevent a deficit.


Actions taken by the Budget and Control Board in the fiscal year ended June 30, 1992, reflect the required process of monitoring revenues and making adjustments to avoid a deficit. The fiscal year 1991-92 budget adopted in June 1991 was based on estimated revenues of $3.588 billion. On July 25, 1991, the Board of Economic Advisors advised the Budget and Control Board that it projected revenues to be $148.3 million less than estimated in the 1991-92 Appropriations Act. In response, on July 30, 1991, the Budget and Control Board eliminated the Capital Reserve Fund appropriation of $65.8 million, reduced agency appropriations by $33.6 million and required agencies to set aside additional appropriations of $67.3 million. On February 10, 1992, the Board of Economic Advisors advised the Budget and Control Board that it had again revised its estimate of revenues downward by an additional $55 million. In response to this revised estimate, on February 11, 1992, the Budget and Control Board permanently reduced the $67.3 million in appropriations which were set aside on July 30, 1991, and further reduced appropriations by $27.2 million. Despite such actions, expenditures exceeded revenues by $38.2 million and, as required by the South Carolina Constitution, such amount was withdrawn from the General Reserve Fund to cover the shortfall.


For the fiscal year ended June 30, 1993, the Board of Economic Advisors on August 19, 1992, advised the Budget and Control Board that it projected revenues to be $195 million less than estimated in the 1992-93 Appropriations Act. On August 22, 1992, the Budget and Control Board responded by sequestering the Capital Reserve Fund of $86.1 million, reducing certain agency appropriations by $88.1 million based on each agency's fiscal year 1992-93 appropriation growth and requiring certain agencies to set aside an additional $88.1 million, also based on each agency's fiscal year 1992-93 appropriation growth. The method of reducing agency appropriations based on growth was challenged and the State Supreme Court deemed that such method was inappropriate. In response, the Budget and Control Board, on September 15, 1992, reduced agency appropriations on an across-the-board method by 4%. On November 10, 1992, the Budget and Control Board permanently reduced the $88.1 million in appropriations which were set aside on September 15, 1992. This action along with improved actual revenue collections created a budgetary surplus of $100,993,615.

For the fiscal year ended June 30, 1994, the State had a budgetary surplus of $273.48 million. The General Assembly has designated the application of most of this surplus, including a transfer to the Capital Reserve Fund in the amount of $66.83 million.


For the fiscal year ended June 30, 1995, the State had a budgetary surplus of $393 million. The General Assembly has designated the application of all of this surplus, including a transfer to the Capital Reserve Fund in the amount of $73.4 million.

For the fiscal year ended June 30, 1996, the State had a budgetary surplus of $316.7 million. The General Assembly has designated the application of all of this surplus, including a transfer to the Capital Reserve Fund in the amount of $80.5 million.

Legislation recently adopted by the General Assembly provides for the exemption of the value of residential real property up to a certain level (approximately $100,000 fair market value) from school district ad valorem property taxes levied for other than debt service and payments pursuant to lease-purchase agreements. The legislation provides for a Property Tax Relief Fund from which reimbursements will be made to local governments for revenues not collected as a result of the residential exemption. The precise level of the exemption is to be established by the Director, Department of Revenue, based on the amount approximate to the Property Tax Relief Fund for that year.

South Carolina is primarily a manufacturing state. In 1996, one-fifth of all jobs in the State were in the manufacturing industry, compared to 15% nationally. While the textile industry is still the major industrial employer in the State, since 1950, the State's economy has undergone a gradual transition to other activities. The economic base of the State has diversified into other areas such as trade, services and durable goods manufacturing. This development was assisted by the State's lowering of its Corporate Income Tax rate and the providing of improved tax incentives to encourage business development in the State during the 1980's. Now South Carolina's economy tends to resemble more closely that of the United States.

Real Gross Domestic Product (GDP) nationwide increased a preliminary 2.4% during 1996. The nation's output expanded a revised 2.0% in 1995 after a 3.5% increase in 1994. Inflation as measured by the Consumer Price Index increased at a rate of 2.9% during 1996 after increasing 2.8% in 1995 and 2.6% in 1994. Through February 1997, the rate of inflation is 3.0%.

During all of 1995, personal income grew at a revised average annual rate of 6.2% in South Carolina. During the same period the nation's income grew 6.2% and in the Southeast region grew 6.7%. During the period 1990-1995 personal income in South Carolina rose at a compounded annual rate of 5.3%, outpacing the 5.0% annual income growth in the United States for the same period but below the 5.9% annual income growth for the Southeastern region.

1996 was a record year for announced capital investment in new plants and expansions in the State. The South Carolina Department of Commerce reported that manufacturers announced $5.698 billion in economic development projects during 1996. This investment is expected to create 25,997 new jobs at 1,238 companies.

In 1996, employment increased 1.8% while the rate of employment growth in the United States was 1.4%. Monthly unemployment rates in the State have recently increased above comparable national rates during 1996 and early 1997. The unemployment rate for January 1997, the latest month available for South Carolina, was 5.5%, one-tenth of one percent higher than the 5.4% nationwide.

Through February of fiscal year 1996-97, General Fund Revenues have increased at a rate of 4.9% over the same period last fiscal year, and are presently running ahead of the schedule to meet the estimate in the fiscal year 1996-97 Appropriation Act.

TENNESSEE FUND
In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and
(2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. That amendment also provided that no debt obligation may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. The state's fiscal year runs from July 1 through June 30.

In response to public demand for better public education throughout the State, the 1992 Tennessee General Assembly temporarily raised the State sales tax by one-half of one percent to 6%, effective April 1, 1992. This increase became permanent as a result of the 1993 legislative session. Although the issue of instituting a new State income tax scheme remains a matter of discussion among legislators, most political observers in Tennessee doubt such a proposal will be passed within the next two to three years.

The Tennessee economy generally tends to rise and fall in a roughly parallel manner with the U.S. economy. Like the U.S. economy, the Tennessee economy entered recession in the last half of 1990 and continued throughout 1991 and into 1992 as the Tennessee indexes of coincident and leading economic indicators trended downward throughout the period. However, the Tennessee economy gained strength during the latter part of 1992 and this renewed vitality steadily continued through 1993, 1994 and into 1995. During the latter half of 1995 and throughout calendar year 1996, the State's economy generally became inconsistent in its performance. However, many experts believe that the State will achieve modest economic gains for fiscal year ending June 30, 1997.

The Tennessee index of coincident economic indicators, which gauges current economic conditions throughout the State, has steadily risen each quarter beginning the third calendar quarter of 1991, except for the second quarter of calendar year 1996 when the coincident index declined slightly. For calendar year 1994, the coincident index rose approximately 6.20% over 1993 figures, while 1993, figures increased approximately 4.27% over 1992 figures and 1992 figures showed a 2.45% increase over the previous year's figures. In 1995, figures for the coincident index showed a 2.97% increase over 1994 figures. In 1996, figures for the coincident index were up 2.18% over 1995 annual figures. No monthly figures for the coincident index are currently available for 1997.

Tennessee taxable sales were approximately $44.16 billion in 1991, approximately $46.96 billion in 1992, approximately $50.64 billion in 1993, approximately $55.32 billion in 1994, approximately $59.65 billion in 1995, and approximately $63.01 billion in 1996, representing percentage increases of approximately 1.4%, 6.4%, 7.8%, 9.3%, 7.8% and 5.6%, respectively, over the previous year's total. No Tennessee taxable sales figures are presently confirmed for 1997.

Current data indicate that seasonally-adjusted personal income in Tennessee has grown approximately $5.34 billion from calendar year 1992 averages to calendar year 1993 averages, representing an approximate 5.90% increase. Seasonably-adjusted personal income grew approximately $6.89 billion from calendar year 1993 averages to calendar year 1994 averages, representing an approximate 7.03% increase and grew approximately $6.44 billion from calendar year 1994 averages to calendar year 1995 averages, representing an approximate 6.42% increase. Comparative figures for calendar year 1996 versus calendar year 1995 are not yet available.

From 1983 to 1993, Tennessee's per capita income increased approximately 87.1% to $18,434, compared to the national per capita income of $20,817 which translates into a ten-year increase of approximately 70.3%. In 1995, the year for which the most current data is available, per capita income in Tennessee registered $21,038 which equaled approximately 90.6% of the national level. For the fiscal year ended June 30, 1996, however, Tennessee remained the leading state in the nation in household bankruptcy filings (1 in every 45 households) with a rate more than twice the national average (1 in every 93 households).

Tennessee's unemployment rate stood at 4.0% for December 1994, the lowest figure since the 1980s. The unemployment rate has slowly risen over the December 1994 low. At the end of calendar year 1995, the State's unemployment rate stood at 5.2% with the national rate at 5.6%, and at December 1996 the State's unemployment rate had declined slightly to 5.0% with the national rate at 5.3%, and at December 1996 the State's unemployment rate had declined slightly to 5.0% with the national rate at 5.3%. There currently is no unemployment data for 1997. For the four year period beginning 1991 and ending 1994, average annual unemployment in Tennessee steadily decreased, from 6.6% in 1991 to 6.4% in 1992, to 5.7% in 1993 to 4.8% in 1994. However, in 1995 the
average annual Tennessee unemployment rate rose to 5.2% but has since declined again to 4.9% for calendar year 1996. The Tennessee Department of Employment Security has projected minimum growth of approximately 23% in Tennessee's total employment by the year 2005, with an increase of approximately 600,000 - 700,000 new jobs. These projections for Tennessee compare favorably to the projections for national employment growth of 20.5% over the same period.

Historically, the Tennessee economy has been characterized by a slightly greater concentration in manufacturing employment than the U.S. as a whole. The Tennessee economy, however, has been undergoing a structural change in the last 20-25 years through increases in service sector and trade sector employment, and decreases in manufacturing employment on a percentage of work force basis. Service sector employment in Tennessee has climbed steadily since 1973, increasing its share of overall state non-agricultural employment from 14.5% to 24.7% in 1993. Over the same period, employment in manufacturing has declined from 33.9% to 22.7%, and employment in the trade sector has increased from 1973 to 1993 from 20.4% to 23.0% of non-agriculture employment. Recently, overall Tennessee non-agricultural employment has grown in the period from 1991 to 1996 from approximately 2.18 million persons to approximately 2.60 million persons, representing percentage increases of approximately 2.8%, 3.7%, 4.0%, 3.3% and 4.0% for 1992, 1993, 1994, 1995 and 1996, respectively, over the previous year's figure. Accordingly, non-agricultural employment in Tennessee is relatively uniformly diversified today with approximately 23% in the manufacturing sector, approximately 25% in each of the trade and service sectors and approximately 15% in government. No data is currently available for 1997 Tennessee non-agricultural employment figures.

Manufacturing employment is one component of non-agricultural employment. Tennessee manufacturing employment averaged approximately 503,000 persons in 1991; 515,000 persons in 1992; 529,000 persons in 1993; 539,000 persons in
1994; 543,000 persons in 1995, and 531,000 persons in 1996. Comparatively, these figures represent the following percentage changes from the previous year's figures: approximately 2.4% (1992 vs. 1991), 2.7% (1993 vs. 1992), 1.9%
(1994 vs. 1993), .65% (1995 vs. 1994) and -2.28% (1996 vs. 1995). No
manufacturing employment figures are currently available for 1997.

The Tennessee index of leading economic indicators acts as a signal of the health of the State's economy four to nine months ahead. In 1994, figures for the leading index rose approximately 2.40% over 1993 figures while 1993 figures were up approximately 1.38% over 1992 figures. In 1995, figures for the leading index rose a very small .02% over 1994 numbers. In this most recent year, the 1996 leading index average showed an increase of .84% over the 1995 leading index average.

Tennessee Department of Revenue collections for calendar year 1995 increased to approximately $5.91 billion, an increase of approximately $410 million, or 6.84% over 1994 figures. Calendar year 1996 figures are unconfirmed at the time of this publication. The State's rainy-day fund remained constant from December 1994 to December 1996 at $101 million.

Tennessee's population increased approximately 6.2% from 1980 to 1990, less than the national increase of 10.2% for the same period. As of July 1, 1996, the State's population was estimated at approximately 5.4 million. A U.S. census study projects that Tennessee will be the fifth most popular destination for new residents coming from other states during the period from 1990-2020. Population growth in Tennessee is expected to come mostly in the major metropolitan areas (Memphis, Nashville, Knoxville and Chattanooga) over the next 10-15 years. The overall state population is expected to grow 5.5% between 1990 and 2000, then 4.6% for the period between 2000 and 2010. Greatest growth is expected to occur in the Nashville MSA, which, in 1995, and for the first time, passed the Memphis MSA as the largest metropolitan population center in Tennessee. The largest population decline is expected in the rural counties of northwest Tennessee.

Tennessee's general obligation bonds are rated Aaa by Moody's and AA+ by Standard & Poor's. Tennessee's smallest counties have Moody's lower ratings ranging from Baa to B, in part due to these rural counties' limited economies that make them vulnerable to economic downturns. Tennessee's four largest counties (Shelby, Davidson, Knox and Hamilton) have the second highest of Moody's nine investment grades, Aa. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular obligations contained in the Tennessee Fund may not be adversely affected by changes in economic or political conditions.

VIRGINIA FUND
The Constitution of Virginia limits the ability of the Commonwealth to create debt. An amendment to the Constitution requiring a balanced budget was approved by the voters on November 6, 1984.


General obligations of cities, towns or counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under the Code of Virginia, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest.

The economy of the Commonwealth of Virginia is based primarily on manufacturing, the government sector, agriculture, mining and tourism. The government sector includes defense and could be affected adversely by military base closings and other reductions in defense spending.


The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. No significant new taxes or increases in the scope or amount of existing taxes were passed at the 1997 session of the General Assembly.

WEST VIRGINIA FUND
West Virginia's economy is heavily dependent upon coal mining manufacturing, the government sector, tourism and retail trades, among other industries. West Virginia's economy has come to benefit from a developing tourism industry. The Governor's Office and the State Legislature have placed great emphasis upon developing the tourism industry in the State and the Legislature has enacted a number of statutes designed to foster the growth in tourism.

Data compiled by the State of West Virginia Bureau of Employment Programs indicates that unemployment in West Virginia during 1996 (annual average) was 7.5%. This represents the lowest annual rate since 1979. The State's economic development efforts have been aided by the location of significant manufacturing and service facilities in West Virginia, including, for example, Toyota Motor Corporation's $400 million engine plant in Putnam County which is expected to employ approximately 300 people and the FBI Fingerprint Center in Harrison County which is expected to employ approximately 3,000 people. In 1997 the State Legislature created further tax incentives to stimulate economic development in manufacturing, including, specifically, consumer-ready wood product manufacturing.

West Virginia's economy should be enhanced by the West Virginia Highway System Improvements Initiative which is anticipated to involve the expenditure of approximately $4.62 billion of federal and State funds over the next several years to construct new roadways in the State. In 1996, the State began sales of infrastructure bonds as part of a $300 million program aimed at local water and sewer projects as well as economic development projects.

In 1997 the State Legislature did not enact any significant new taxes or increase the scope or amount of existing taxes. The State Legislature in 1997 enacted legislation which will exempt from ad valorem property taxes all intangible personal property with tax situs in West Virginia. This exemption will be phased in gradually from 1998 to 2003.

In 1995, the State Legislature substantially reformed the State's workers' compensation program. The reform, aimed primarily at enforcing employers' premium obligations and strengthening requirements for permanent total disability awards, is intended to decrease the program's unfunded liability and make the State's business climate more attractive.

State pension plans and investments have drawn the attention of the courts in recent years. The West Virginia Supreme Court of Appeals' opinion in Booth v. Sims, 456 S.E.2d 167, (W. Va. 1995) will likely affect various State pension plans. In this case, the Court ruled that the State Legislature could not reduce the state troopers' retirement annual cost of living adjustment. The Legislature had approved such reductions in 1994 due to concerns regarding the actuarial soundness of the troopers' pension plan. The Court found the Legislature's reduction of benefits unconstitutional as applied to troopers who have participated in the plan long enough to have detrimentally relied on expected pension benefits. State lawmakers speculate that the Court's ruling may affect the State's budget by restricting the Legislature's ability to amend State pension plans which are inadequately funded. In 1995, the West Virginia Supreme Court of Appeals ruled in the matter of State of West Virginia ex rel. Gainer v. West Virginia Board of Investments, 459 S.E.2d 531 (W. Va. 1995) that a state statute granting the West Virginia Board of Investments authority to invest a portion of public employee pension funds in corporate stocks violated a state constitution prohibition against the State becoming a stockholder in any company or association. In 1997, the West Virginia Supreme Court of Appeals similarly ruled in the matter of West Virginia Trust Fund, Inc. v. Honorable Larrie Bailey, Treasurer of the State of West Virginia et al., 1997 W. Va. Lexis 46 (April 15, 1997) that a state statute granting the West Virginia Trust Fund, Inc., as trustee of the funds of five state employee pension funds and the state workers' compensation and coal workers' pneumoconiosis funds, authority to place such funds in an irrevocable trust which invests in part in corporate equities also violated the state constitutional prohibition against the State becoming a stockholder in any company or association. In response, the State Legislature in 1997 proposed an amendment to the State constitution which would eliminate the current prohibition against investment of state funds in common stocks and other equity investments. This proposed constitutional amendment must be approved by West Virginia's voters.

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Custodian and Dividend Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116
Toll-free: (800) 225-2606

Mailing Address:
P.O. Box 2281
Boston, MA 02107-9906

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110





MFS(R) ALABAMA MUNICIPAL BOND FUND
MFS(R) ARKANSAS MUNICIPAL BOND FUND
MFS(R) CALIFORNIA MUNICIPAL BOND FUND
MFS(R) FLORIDA MUNICIPAL BOND FUND
MFS(R) GEORGIA MUNICIPAL BOND FUND
MFS(R) MARYLAND MUNICIPAL BOND FUND
MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
MFS(R) NEW YORK MUNICIPAL BOND FUND
MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
MFS(R) TENNESSEE MUNICIPAL BOND FUND
MFS(R) VIRGINIA MUNICIPAL BOND FUND
MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND


[Logo]
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)

500 BOYLSTON STREET
BOSTON, MA 02116


                                                                 MST-1 8/97/145M

[GRAPHIC OMITTED]
INVESTMENT MANAGEMENT

MFS(R) MUNICIPAL                                          STATEMENT OF
SERIES TRUST                                              ADDITIONAL INFORMATION


(A Member of the MFS Family of Funds(R))                          August 1, 1997
--------------------------------------------------------------------------------
                                                                            Page
                                                                            ----
 1  The Trust ..............................................................   2
 2.  Investment Objective, Policies and Restrictions .......................   2
 3.  Performance Information ...............................................   9
 4.  Determination of Public Offering Price and Net Asset Value;
       Valuation of Portfolio Securities ...................................  11
 5.  Management of the Trust ...............................................  11
       Trustees ............................................................  11
       Officers ............................................................  11
       Trustee Compensation Table ..........................................  12
       Investment Adviser ..................................................  15
       Administrator .......................................................  16
       Custodian ...........................................................  16
       Shareholder Servicing Agent .........................................  16
       Distributor .........................................................  16
 6.  Taxation ..............................................................  17
 7.  Shareholder Services ..................................................  18
 8.  Description of Shares, Voting Rights and Liabilities ..................  21
 9.  Portfolio Transactions ................................................  22
10.  Distribution Plan .....................................................  22
11.  Independent Auditors and Financial Statements .........................  23
     Appendix A -- Performance Results and Quotations ...................... A-1
     Appendix B -- Sales Charges ........................................... B-1
     Appendix C -- Amounts Paid Under the Distribution Plans ............... C-1

MFS MUNICIPAL SERIES TRUST
500 Boylston Street, Boston, Massachusetts 02116
(617) 954-5000

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Trust's Prospectus dated August 1, 1997. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see last page for address and phone number).


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

1.  THE TRUST
MFS Municipal Series Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1984. On August 27, 1993, the Trust changed its name from "MFS Multi-State Municipal Bond Trust." On August 3, 1992 the Trust changed its name from "MFS Managed Multi-State Municipal Bond Trust." The Trust was known as "MFS Managed Multi-State Tax-Exempt Trust" until its name was changed effective August 12, 1988. The Trust presently consists of 16 separate series, including: the Alabama Fund, the Arkansas Fund, the California Fund, the Florida Fund, the Georgia Fund, the Maryland Fund, the Massachusetts Fund, the Mississippi Fund, the New York Fund, the North Carolina Fund, the Pennsylvania Fund, the South Carolina Fund, the Tennessee Fund, the Virginia Fund and the West Virginia Fund, each of which is referred to as a "Fund." Shares of MFS Municipal Income Fund, the sixteenth series of the Trust, are offered and sold pursuant to a separate prospectus and statement of additional information. The California Fund was organized as a series of the Trust on June 3, 1993. Prior thereto, the California Fund was organized as a separate Massachusetts business trust.

Massachusetts Financial Services Company, a Delaware corporation ("MFS" or the "Adviser"), is the Trust's investment adviser. References in this SAI to the "Prospectus" are to the Prospectus dated August 1, 1997, as amended or supplemented from time to time.

2.  INVESTMENT OBJECTIVE, POLICIES AND
    RESTRICTIONS

INVESTMENT OBJECTIVE -- The investment objective of each Fund is to provide current income exempt from federal income taxes and from the personal income taxes, if any, of the State to which its name refers. There can be no assurance that any Fund will achieve its investment objective. Shareholder approval is not required to change the investment objective of any Fund.


INVESTMENT POLICIES -- As a fundamental policy, each Fund seeks to achieve its investment objective by investing its assets primarily (i.e., at least 80% of its net assets under normal conditions) in municipal bonds and notes and other debt instruments the interest on which is exempt from federal income taxes and from the personal income taxes, if any, of the State to which its name refers. These obligations are issued primarily by such States, their political subdivisions, municipalities, agencies, instrumentalities or public authorities, except that with respect to the Florida Fund these obligations may consist of other tax-exempt securities which are exempt from the Florida intangibles tax. Each Fund may purchase municipal bonds the interest on which may be subject to an alternative minimum tax. (For purposes of the 80% test described above, the interest thereon is nonetheless considered to be tax-exempt.) The investment policies of the Funds are described in detail in the Prospectus.

"WHEN-ISSUED" SECURITIES: As described in the Prospectus under "Investment Objective and Policies," each Fund may purchase new issues of tax-exempt securities on a "when-issued" basis. In order to invest the Funds' assets immediately, while awaiting delivery of securities purchased on a "when-issued" basis, short-term obligations that offer same day settlement and earnings will normally be purchased. Although short-term investments will normally be in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. When a commitment to purchase a security on a "when-issued" basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of the Funds' assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, liquid assets sufficient to cover any commitments are always expected to be available. However, although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a "when-issued" basis may involve more risk than other types of purchases. For example, when the time comes to pay for a "when-issued" security, portfolio securities of the Fund may have to be sold in order for the Fund to meet its payment obligations, and a sale of securities to meet such obligations carries with it a potential for the realization of capital gain, which is not tax-exempt. Also, if it is necessary to sell the "when-issued" security before delivery, the Fund may incur a loss because of market fluctuations since the time the commitment to purchase the "when-issued" security was made. Moreover, any gain resulting from any such sale would not be tax-exempt. Additionally, because of market fluctuations between the time of commitment to purchase and the date of purchase, the "when-issued" security may have a lesser (or greater) value at the time of purchase than the Fund's payment obligations with respect to the security.


INDEXED SECURITIES: Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic.


The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates and could involve the loss of all or a portion of the principal amount of investment. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


SWAPS AND RELATED TRANSACTIONS: Each Fund may enter into interest rate swaps and other types of available swap agreements, such as caps, collars and floors.

Swap agreements may be individually negotitated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), corporate borrowing rates, or other factors such as securities prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if MFS determines it is consistent with the Fund's investment objective and policies.

Each Fund will maintain cash or appropriate liquid assets with its custodian to cover its current obligations under swap transactions. If a Fund enters into a swap agreement on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with its Custodian with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate or other factor that determines the amount of payments to be made under the arrangement. If MFS is incorrect in its forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with sellers who are member firms or a subsidiary thereof of the New York Stock Exchange (the "Exchange") or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that a Fund purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

VARIABLE AND FLOATING RATE OBLIGATIONS: Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them.

The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the Fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

INVERSE FLOATING RATE OBLIGATIONS: Each Fund may invest in so called "inverse floating rate obligations" or "residual interest bonds" or other obligations or certificates relating thereto structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short-term obligation and link the two obligations in order to create long-term fixed-rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.


OPTIONS: Each Fund may, subject to any applicable laws, write covered put and call options and purchase put and call options on fixed income securities that are traded on U.S. securities exchanges and over-the-counter on behalf of the Fund only for hedging purposes. Call options written by the Funds give the holder the right to buy the underlying securities from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying securities to the Fund at a fixed exercise price. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call on the Fund or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) on behalf of a Fund upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade government securities in a segregated account with its custodian. A put option written by a Fund is "covered" if the Fund maintains in a segregated account with its custodian in liquid assets with a value equal to the exercise price, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.


Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit a Fund to generate additional premiums, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired for that Fund. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security on which it has written a call option, it will effect a closing transaction for that Fund prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result a Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following:
(i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by a Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

A Fund may write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

A Fund may purchase put options to hedge against a decline in the value of the Fund's portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing for the Fund's portfolio in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund, upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The Fund may also purchase put and call options for hedging and non-hedging purposes.

A Fund may purchase detachable call options on municipal securities, which are options issued by an issuer of the underlying municipal securities giving the purchaser the right to purchase the securities at a fixed price, up to a stated time in the future or, in some cases, on a future date. A Fund may purchase detachable call options either in connection with its purchase of the underlying municipal securities or in separate transactions unrelated to purchases of the underlying municipal securities. In general, however, a Fund will only purchase detachable call options that are issued at the same time as the underlying municipal securities. A Fund may or may not purchase the underlying municipal securities. Because detachable call options may be long term instruments, their value could be subject to greater volatility and, if the Fund seeks to sell an option it has purchased, it could sustain a loss of all or a portion of the amount paid to purchase the option. In this regard, detachable call options have only recently been introduced and there is not yet an established market for the sale of such instruments. In addition, depending on changes in the value of the underlying municipal security, it may not be profitable for the Fund to exercise an option it has purchased. In that event, the Fund will lose the amount of the purchase price paid for the option.


The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities held by a Fund, cannot exceed 15% of the Fund's net assets. Although the Adviser disagrees with this position, the Adviser intends to limit each Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, each Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts each Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. Each Fund will treat all or a portion of the formula amount as illiquid for purposes of the 15% test imposed by the SEC staff. Each Fund may also write over-the-counter options with non-primary dealers and will treat the assets used to cover these options as illiquid for purposes of such 15% test.


FUTURES CONTRACTS: Each Fund intends to enter into Futures Contracts for hedging purposes and for non-hedging purposes, to the extent permitted by applicable law. A Futures Contract is a bilateral agreement providing for the purchase and sale for future delivery of a fixed income security, a contract for the purchase or sale for future delivery of Eurodollar deposits or a futures contract based on municipal bond or other financial indices, including any index of fixed income securities ("Futures Contract"). A "sale" of a Futures Contract means a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a Futures Contract means a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures Contracts have been designed by exchanges which have been designated as "contract markets" by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Presently, Futures Contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, three-month U.S. Treasury Bills and bank certificates of deposit and on an index of municipal bonds and Eurodollar deposits. Existing contract markets include the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Futures Contracts are traded on these markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

At the same time a Futures Contract is purchased or sold for a Fund, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). The initial deposit varies but may be as low as 5% or less of the value of the contract. Daily thereafter, the Futures Contract is valued on a marked-to-market basis and the Fund may be required to pay or receive additional "variation margin," based on any decline or increase in the contract's value.

At the time of delivery of securities pursuant to a Futures Contract based on fixed income securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a Futures Contract may not have been issued when the contract was written.

A Futures Contract based on an index of securities, such as a municipal bond index Futures Contract, provides for a cash payment equal to the amount, if any, by which the value of the index at maturity is above or below the value of the index at the time the contract was entered into, times a fixed index "multiplier." The index underlying such a Futures Contract is generally a broad based index of securities designed to reflect movements in the relevant market as a whole. The index assigns weighted values to the securities included in the index and its composition is changed periodically. In addition, Futures Contracts on Eurodollar deposits also provide for the payment and acceptance of a cash settlement, based on changes in the value of the underlying instrument.

Although Futures Contracts call for the actual delivery or acquisition of securities or, in the case of Futures Contracts based on an index, the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date by buying or selling, as the case may be, on a commodities exchange, an identical Futures Contract calling for settlement in the same month, subject to the availability of a liquid secondary market. A Fund incurs brokerage fees when the Trust purchases and sells Futures Contracts for it.


One purpose of the purchase or sale of a Futures Contract entered into for hedging purposes, in the case of a portfolio such as that of each of the Funds which holds or intends to acquire long term fixed income securities, is to attempt to protect the Funds from fluctuations in interest rates without actually buying or selling long-term fixed income securities. For example, if a Fund owns long-term bonds, and interest rates were expected to increase, the Fund might enter into Futures Contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Futures Contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with long maturities investing in bonds with short maturities when interest rates are expected to increase. However, the use of Futures Contracts as an investment technique allows the Fund to maintain a hedging position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, Futures Contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of Futures Contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the Futures Contracts could be liquidated and the Fund could then buy long-term bonds on the cash market. To the extent a Fund enters into Futures Contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such Futures Contracts, on behalf of the Fund, will consist of liquid assets from its portfolio in an amount equal to the difference between the fluctuating market value of such Futures Contracts and the aggregate value of the initial and variation margin payments made by the Fund, with respect to such Futures Contracts. The Funds also may enter into transactions in Futures Contracts for non-hedging purposes, to the extent permitted by applicable law.


The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out Futures Contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, Futures Contracts entail risks. Although each Fund believes that use of such Contracts will benefit the Fund, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such Contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so. Transactions entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets.

OPTIONS ON FUTURES CONTRACTS: Each Fund, subject to any applicable laws, may purchase and write options on Futures Contracts ("Options on Futures Contracts") for hedging purposes and for non-hedging purposes. An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract (i.e., a purchase of the Futures Contract), in the case of a call option, or a "short" position in the underlying Futures Contract (i.e., a sale of the Futures Contract), in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Such Options on Futures Contracts will be traded on contract markets regulated by the CFTC. Depending on the pricing of the option compared to either the price of the Futures Contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the Futures Contract or underlying debt securities. As with the purchase of Futures Contracts, when a Fund's portfolio is not fully invested the Fund may purchase a call Option on a Futures Contract on behalf of that Fund to hedge against a market advance due to declining interest rates.

The writing of a call Option on a Futures Contract by a Fund may constitute a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund portfolio holdings. The writing of a put Option on a Futures Contract may constitute a partial hedge against increasing prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of the options is higher than the exercise price, the Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it receives, less related transaction costs. Depending on the degree of correlation between changes in the value of the portfolio securities of a Fund and changes in the value of its futures positions, the Fund's losses from existing Options on Futures Contracts, may to some extent be reduced or increased by changes in the value of the Fund's portfolio securities. The writer of an Option on a Futures Contract is subject to the requirement of initial and variation margin payments.


Each Fund may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the security or securities included in the index underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the Fund maintains the difference in liquid assets in a segregated account with its custodian. The Trust may cover the writing of put Options on Futures Contracts on behalf of a Fund (a) through sales of the underlying Futures Contract, (b) through segregation of liquid assets in an amount equal to the value of the security or index underlying the Futures Contract, or (c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. Put and call Options on Futures Contracts written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations.


Each Fund may purchase a put option on a Futures Contract to hedge its portfolio. Purchases of such put options will therefore be made for the same types of purposes as protective put options on portfolio securities. A Fund will purchase a put option on a Futures Contract to hedge the Fund's portfolio against the risk of rising interest rates.

The amount of risk a Fund assumes when it purchases an Option on a Futures Contract is the premium paid for the option plus related transaction costs, although in order to realize a profit it may be necessary to exercise the option and close out the underlying Futures Contract, subject to the risks of futures trading described herein. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option purchased. The writing of an Option on a Futures Contract, however, involves all of the risks of futures trading, including the requirement to make initial and variation margin payments. Transactions in Options on Futures Contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets.

ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: Various additional risks exist with respect to the trading of options, Futures Contracts and Options on Futures Contracts. For example, a Fund's ability effectively to hedge all or a portion of its portfolio through transactions in such instruments will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's portfolio. The trading of Futures Contracts and options entails the additional risk of imperfect correlation between movements in the Futures or option price and the price of the underlying index or obligation, while the writing of options also entails the risk of imperfect correlation between securities used to cover options written and the securities underlying such options. The anticipated spread between the prices may be distorted because of various factors, which are set forth under "Investment Objective, Policies and Restrictions -- Futures Contracts." Transactions in options, Futures Contracts and Options on Futures Contracts entered into for non-hedging purposes involve greater risk and may result in losses which are not offset by gains on other portfolio assets.

A Fund's ability to engage in options and futures strategies will also depend on the availability of liquid markets in such instruments. "Options" above sets forth certain reasons why a liquid secondary market may not exist. Transactions in these instruments are also subject to the risk of brokerage firm or clearing house insolvencies.

The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limit, which could make it difficult or impossible to establish or liquidate positions. In addition, the exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instruments which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers).

Options on securities may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no clearing house performance guarantees. In addition, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

In order to assure that the Funds will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that the Fund enter into transactions in Futures Contracts and Options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets. In addition, the Funds must comply with the requirements of various state securities laws in connection with such transactions. Neither of the restrictions would be changed by the Trust's Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

PORTFOLIO TRADING: The Funds intend to fully manage their portfolios by buying and selling securities, as well as by holding securities to maturity. In managing the portfolio of each Fund, the Trust seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers, which may include use of the following strategies:

    (1) shortening the average maturity of a Fund's portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

    (2) lengthening the average maturity of its portfolio in anticipation of a decline in interest rates so as to maximize tax-exempt yield;

    (3) selling one type of debt security (e.g., revenue bonds) and buying another (e.g., general obligation bonds) when disparities arise in the relative values of each; and

    (4) changing from one debt security to an essentially similar debt security when their respective yields are distorted due to market factors.

  Distribution of gains, if any, realized from the sale of Municipal Obligations (as defined in the Prospectus) or other securities are subject to federal income taxes and state personal income taxes. (See "Taxation" in this SAI and "Tax Status" in the Prospectus.) The Trust cannot predict the annual portfolio turnover rate for any Fund, but it is anticipated that the annual turnover rate of a Fund generally should not exceed 200% (excluding turnover of obligations having a maturity of one year or less). A 200% annual turnover rate would occur, for example, if all the securities in a Fund's portfolio (excluding short-term obligations) were replaced twice in a period of a year. A high turnover rate may involve greater expenses to a Fund.

  SPECIAL FACTORS AFFECTING INVESTORS IN STATE OBLIGATIONS: Investors should be aware of special factors affecting investments in each State's Municipal Obligations. For a discussion of these special factors, which does not purport to be complete, see Appendix E to the Prospectus which pertains to the relevant Fund.

  INVESTMENT RESTRICTIONS -- The Trust has adopted the following restrictions which apply to each of the Funds and which cannot be changed with respect to any Fund without the approval of the holders of a majority of the shares of that Fund (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of that Fund (or the Trust or class, as applicable) or (ii) 67% or more of the outstanding shares of that Fund (or the Trust or class, as applicable) present at a meeting at which holders of more than 50% of the Fund's outstanding shares (or the Trust or class, as applicable) are represented in person or by proxy).

  The Trust may not, on behalf of any Fund:

    (1) borrow money or pledge, mortgage or hypothecate assets of the Fund, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of the net assets of the Fund, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that the Trust would borrow money on behalf of a Fund only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of portfolio securities) (for the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts and Options on Futures Contracts and payment of initial and variation margin in connection therewith are not considered a pledge of assets). (For additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" below);

    (2) purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit on behalf of a Fund as may be necessary for the clearance of purchases and sales of securities and except that the Trust may make deposits on behalf of a Fund on margin in connection with Options, Futures Contracts and Options on Futures Contracts;

    (3) purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the purchase, ownership, holding or sale of Futures or the writing (in the case of each Fund except the California Fund), purchasing and selling of puts, calls or combination thereof with respect to securities and Futures Contracts;

    (4) underwrite securities issued by other persons except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (5) make loans to other persons except by purchase of debt instruments consistent with a Fund's investment policies or except through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of a Fund's total assets will be invested in repurchase agreements maturing in more than seven days;

    (6) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except in connection with Futures Contracts, Options on Futures Contracts and, in the case of each Fund except the California Fund, options) in the ordinary course of business (the Trust reserves the freedom of action to hold for a Fund's portfolio and to sell real estate acquired as a result of that Fund's ownership of securities);

    (7) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by any Fund; or

    (8) issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

For purposes of the investment restrictions described above and the state and federal restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

As a non-fundamental policy, each Fund will not knowingly invest in illiquid securities including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Fund's assets (taken at market value) would be invested in such securities. Securities that are not registered under the Securities Act of 1933, as amended, and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Trust's Board of Trustees (or its delegee), will not be subject to this 15% limitation.

In addition, the Trust has adopted the following operating policy for each Fund which is not fundamental and which may be changed without shareholder approval. The Trust may enter into repurchase agreements (a purchase of and a simultaneous commitment to resell a security at an agreed upon price on an agreed upon date) on behalf of a Fund (other than the California Fund) only with member banks of the Federal Reserve System and broker-dealers and only for U.S. Government securities. The Trust may enter into repurchase agreements on behalf of the California Fund with a vendor, which is usually a member bank of the Federal Reserve or a member firm (or a subsidiary thereof) of the Exchange, and only for U.S. Government securities. If the vendor of a repurchase agreement fails to pay the sum agreed to on the agreed upon delivery date, the Trust would have the right to sell the U.S. Government securities for that Fund, but might incur a loss in so doing and in certain cases may not be permitted to sell the U.S. Government securities. As noted in paragraph (5) above, the Trust may not invest more than 10% of the total assets of any Fund in repurchase agreements maturing in more than seven days.


STATE AND FEDERAL RESTRICTIONS: In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy of the Trust, the Trust will not, on behalf of: (i) any Fund borrow money for any purpose in excess of 10% of the Fund's total assets (taken at cost) (moreover, the Trust will not purchase any securities for the portfolio of the Fund at any time at which borrowings exceed 5% of the Fund's total assets (taken at market value)); (ii) any Fund (except the California Fund) invest more than 5% of the Fund's total assets at the time of investment in unsecured obligations of issuers which, including predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience; (iii) any Fund (except the California Fund) purchase or retain in the Fund's portfolio any securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is a member, partner, officer or Director of the Adviser if, after the purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both; (iv) any Fund sell any security which the Fund does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions; (v) any Fund invest for the purpose of exercising control or management; (vi) any Fund purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust will not purchase on behalf of any Fund the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Trust shall not purchase on behalf of any Fund securities issued by any open-end investment company; (vii) any Fund (except the California Fund) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in unmarketable securities (included under the 15% limit on investments in illiquid securities are OTC options, repurchase agreements maturing in more than seven days and unmarketable securities) or; (viii) any Fund (except the California Fund) purchase securities (other than bonds, notes, and obligations issued or guaranteed by the United States or any agency or instrumentality of the United States, which may be purchased without limitation) if as a result, at the close of any quarter in the Trust's taxable year, more than 25% of a Fund's total assets would be invested in securities of any one issuer. In addition, the Trust will not on behalf of the California Fund: (i) pledge, mortgage or hypothecate for any purpose in excess of 15% of such Fund's net assets (taken at market value); or (ii) invest more than 15% of such Fund's total assets (taken at the greater of cost or market value) in securities that are not readily marketable. These policies are not fundamental and may be changed by the Trust with respect to any Fund without shareholder approval in response to changes in the various state and federal requirements.


PERCENTAGE AND RATING RESTRICTIONS: Except for Investment Restriction (1), these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

3.  PERFORMANCE INFORMATION


TOTAL RATE OF RETURN: The Trust will calculate the total rate of return for each class of shares of a Fund for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made with all distributions reinvested and reflecting the contingent deferred sales charge (the "CDSC") or maximum offering price) to reach the value of that investment at the end of the periods. The Trust may also calculate on behalf of each class of shares of a Fund (i) a total rate of return, which is not reduced by the CDSC (4% maximum for Class B shares and 1% maximum for Class C shares) and therefore may result in a higher rate of return, (ii) a total rate of return assuming an initial account value of $1,000, which will result in a higher rate of return since the value of the initial account will not be reduced by the sales charge applicable to Class A shares (4.75% maximum), and/or (iii) total rates of return which represent aggregate performance over a period or year-by-year performance, and which may or may not reflect the effect of the maximum or other sales charge or CDSC.

Each Fund offers multiple classes of shares which were initially offered for sale to the public on different dates. The calculation of total rate of return for a class of shares which initially was offered for sale to the public subsequent to another class of shares of a Fund is based both on (i) the performance of that Fund's newer class from the date it initially was offered for sale to the public and (ii) the performance of that Fund's oldest class from the date it initially was offered for sale to the public up to the date that the newer class initially was offered for sale to the public.

As discussed in the Prospectus, the sales charges, expenses and expense ratios, and therefore the performance, of each Fund's class of shares differ. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B shares). However, the performance will not be adjusted to take into account the fact that the newer class of share bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).


Total rate of return quotations for each Class of each Fund are presented in Appendix A attached hereto under the heading "Performance Quotations."


PERFORMANCE RESULTS: The performance results presented in Appendix A attached hereto under the heading "Performance Results" assume an initial investment of $10,000 in Class A shares and cover the period from the initial public offering date of Class A shares, as indicated, to December 31, 1996. It has been assumed that dividends and capital gain distributions for each Fund were reinvested in additional shares. These performance results, as well as any yield, tax-equivalent yield, current distribution rate or total rate of return quotation provided by the Trust, on behalf of a Fund, and presented in Appendix A, should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund's portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate performance quotations should be considered when comparing performance quotations of a Fund to performance quotations published for other investment companies or other investment vehicles. Total rate of return reflects the performance of both principal and income. Current net asset value and account balance information may be obtained by calling 1-800-MFS-TALK (637-8255).

YIELD: Any yield quotation for a class of shares of a Fund is based on the annualized net investment income per share of the Fund attributable to that class over a 30-day period. The yield for a class of shares of a Fund is calculated by dividing the net investment income per share allocated to that class earned during the period by the maximum offering price per share of that class of shares on the last day of that period. The resulting figure is then annualized. Net investment income per share of a class is determined by dividing (i) the dividends and interest earned by the Fund allocated to that class during the period, minus accrued expenses of that class for the period, by (ii) the average number of shares of the class entitled to receive dividends during the period multiplied by the maximum offering price per share on the last day of the period. The yield calculations for Class A shares assume a maximum sales charge of 4.75%. The yield calculations assume no CDSC is paid. Yield quotations for each class of each Fund are presented in Appendix A attached hereto under the heading "Performance Quotations."

TAX-EQUIVALENT YIELD: The tax-equivalent yield for a class of shares of a Fund is calculated by determining the rate of return that would have to be achieved on a fully taxable investment in such shares to produce the after-tax equivalent of the yield of that class. In calculating tax-equivalent yield, a Fund assumes certain federal tax brackets for shareholders and does not take into account state taxes. Tax-equivalent yield quotations for each class of each Fund are presented in Appendix A attached hereto under the heading "Performance Quotations."

CURRENT DISTRIBUTION RATE: Yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to the Fund's shareholders. Amounts paid to shareholders of each class are reflected in the quoted "current distribution rate" for that class. The current distribution rate for a class is computed by dividing the total amount of dividends per share paid by the Fund to shareholders of that class during the past 12 months by the maximum public offering price of that class at the end of such period. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past 12 months. The current distribution rate differs from the yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains and return of invested capital, and is calculated over a different period of time. The Fund's current distribution rate calculation for Class A shares assumes a maximum sales charge of 4.75%. The Fund's current distribution rate calculation for Class B and Class C shares assumes no CDSC is paid. Current distribution rate quotations for each class of each Fund are presented in Appendix A attached hereto under the heading "Performance Quotations."


GENERAL: From time to time each Fund may, as appropriate, quote Fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following: Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's, Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., CDA Wiesenberger, Shearson Lehman and Salomon Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy, by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Fund performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals.

From time to time, the Funds may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters.

The Funds may also quote evaluations mentioned in independent radio or television broadcasts.

From time to time the Fund may use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral.


From time to time the Funds may also discuss or quote their views of their distributor, investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); busines succession; ideas and information provided through the MFS Heritage Planning(SM) program, an inter-generational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.


The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

MFS FIRSTS: MFS has a long history of innovations.

       -- 1924 -- Massachusetts Investors Trust is established as the first open-end mutual fund in America.

       -- 1924 -- Massachusetts Investors Trust is the first mutual fund to make full public disclosure of its operations in shareholder reports.

       -- 1932 -- One of the first internal research departments is established to provide in-house analytical capability for an investment management firm.

       -- 1933 -- Massachusetts Investors Trust is the first mutual fund to register under the Securities Act of 1933 ("Truth in Securities Act" or "Full Disclosure Act").

       -- 1936 -- Massachusetts Investors Trust is the first mutual fund to allow shareholders take capital gain distributions either in additional shares or in cash.

       -- 1976 -- MFS Municipal Bond Fund is among the first municipal bond funds established.

       -- 1979 -- Spectrum becomes the first combination fixed/ variable annuity with no initial sales charge.

       -- 1981 -- MFS World Governments Fund is established as America's first globally diversified fixed-income mutual fund.

       -- 1984 -- MFS Municipal High Income Fund is the first mutual fund to seek high tax-free income from lower-rated municipal securities.

       -- 1986 -- MFS Managed Sectors Fund becomes the first mutual fund to target and shift investments among industry sectors for shareholders.

       -- 1986 -- MFS Municipal Income Trust is the first closed-end, high-yield municipal bond fund traded on the New York Stock Exchange.

       -- 1987 -- MFS Multimarket Income Trust is the first closed-end, multimarket high income fund listed on the New York Stock Exchange.

       -- 1989 -- MFS Regatta becomes America's first non-qualified market-value-adjusted fixed/variable annuity.

       -- 1990 -- MFS World Total Return Fund is the first global balanced fund.

       -- 1993 -- MFS World Growth Fund is the first global emerging markets fund to offer the expertise of two sub-advisors.

       -- 1993 -- MFS becomes money manager of MFS Union Standard Trust, the first Trust to invest in companies deemed to be union-friendly by an Advisory Board of senior labor officials, senior managers of companies with significant labor contracts, academics and other national labor leaders or experts.


4.  DETERMINATION OF PUBLIC OFFERING PRICE AND
    NET ASSET VALUE; VALUATION OF PORTFOLIO
    SECURITIES
Descriptions of the manner in which the shares of the Funds are offered to the public, including the methods used in determining the public offering price of shares in each Fund, appear in the Prospectus under the heading "Purchases."

The net asset value per share of each class of shares of each Fund is determined each day during which the Exchange is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays or the days on which they are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination is made once during each such day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to a class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. As described in the Prospectus, debt securities (other than short-term obligations) in each Fund's portfolio are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Use of the pricing service has been approved by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued based upon dealer supplied valuations. Other short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Positions in listed options, Options on Futures Contracts and Futures Contracts will normally be valued at the closing settlement price on the commodities exchange on which they are primarily traded. Portfolio securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

5.  MANAGEMENT OF THE TRUST
The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The Adviser is responsible for the investment management of the portfolio of each Fund, and the officers of the Trust are responsible for its operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)


TRUSTEES

A. KEITH BRODKIN,* Chairman and President (born 8/4/35)
Massachusetts Financial Services Company, Chairman

RICHARD B. BAILEY* (born 9/14/26)
Private Investor; Massachusetts Financial Services Company

MARSHALL N. COHAN (born 11/14/26)
Private Investor
Address: 2524 Bedford Mews Drive, Wellington, Florida

LAWRENCE H. COHN, M.D. (born 3/11/37)
Brigham and Women's Hospital, Chief of Cardiac Surgery; Harvard Medical
  School, Professor of Surgery.
Address: 75 Francis Street, Boston, Massachusetts

THE HON. SIR J. DAVID GIBBONS, KBE (born 6/15/27)
Edmund Gibbons Limited, Chief Executive Officer; Bank of NT Butterfield & Son
  Limited, Chairman.
Address: 21 Reid Street, Hamilton, Bermuda HM 12

ABBY M. O'NEILL (born 4/27/28)
Private Investor; Rockefeller Financial Services, Inc. (investment advisers),
  Director
Address: 30 Rockefeller Plaza, Room 5600, New York, New York

WALTER E. ROBB, III (born 8/18/26)
Benchmark Advisors, Inc. (financial consultants), President and Treasurer;
  Benchmark Consulting Group, Inc. (office services), President; Landmark Funds (mutual fund), Trustee
Address: 110 Broad Street, Boston, Massachusetts

ARNOLD D. SCOTT* (born 12/16/42)
Massachusetts Financial Services Company, Senior Executive Vice President and
  Secretary

JEFFREY L. SHAMES* (born 6/2/55)
Massachusetts Financial Services Company, President

J. DALE SHERRATT (born 9/23/38)
Insight Resources, Inc. (acquisition planning specialists), President
Address: One Liberty Square, Boston, Massachusetts

WARD SMITH (born 9/13/30)
NACCO Industries (holding company), Chairman (prior to June 1994); Sundstrand
  Corporation (diversified mechanical manufacturer), Director; Society Corporation (bank holding company)
Address: 5875 Landerbrook Drive, Mayfield Heights, Ohio


OFFICERS

CYNTHIA M. BROWN,* Vice President (born 6/27/57)
Massachusetts Financial Services Company, Senior Vice President -- Investments

ROBERT A. DENNIS,* Vice President -- Investments (born 12/12/48)
Massachusetts Financial Services Company, Senior Vice President

GEOFFREY L. SCHECHTER,* Vice President (born 12/17/62)
Massachusetts Financial Services Company, Vice President (since June, 1993);
  Liberty Mutual Insurance Company, Senior Investment Analyst (prior to June,
  1993)

DAVID B. SMITH,* Vice President (born 7/26/61)
Massachusetts Financial Services Company, Vice President

DANIEL E. McMANUS*, Assistant Vice President (born 2/15/61)
Massachusetts Financial Services Company, Assistant Vice President

STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
Massachusetts Financial Services Company, Senior Vice President, General
  Counsel and Assistant Secretary

JAMES R. BORDEWICK, JR.,* Assistant Secretary and Assistant Clerk
(born 3/6/59)
Massachusetts Financial Services Company, Senior Vice President and Associate
  General Counsel

W. THOMAS LONDON,* Treasurer (born 3/1/44)
Massachusetts Financial Services Company, Senior Vice President

JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
Massachusetts Financial Services Company, Vice President

MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
Massachusetts Financial Services Company, Vice President (since March 1997);
  Putnam Investments Vice President (from September 1994 until March 1997); Ernst & Young, Senior Tax Manager (until September 1994).

ELLEN M. MOYNIHAN,* Assistant Treasurer (born 11/13/57)
Massachusetts Financial Services Company, Vice President (since September
  1996); Deloitte & Touche LLP, Senior Manager (until September 1996).
----------
*"Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds comparable positions with certain MFS affiliates or with certain other funds of which MFS or a subsidiary of MFS is the investment adviser or distributor. Mr. Brodkin, the Chairman of MFD, Messrs. Scott and Shames, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), the corporate parent of MFS.

The Trust pays, on behalf of the Funds, the compensation of non-interested Trustees and Mr. Bailey (who currently receive a fee for each Fund, of $833 per year plus $69 per meeting and per committee meeting attended together with out-of-pocket expenses, as incurred) and has adopted a retirement plan for non-interested Trustees and Mr. Bailey. Under this plan, a Trustee will retire upon reaching age 75 and if the Trustee has completed at least five years of service, he would be entitled to annual payments during his lifetime of up to 50% of such Trustee's average annual compensation (based on the three years prior to his retirement) depending on his length of service. A Trustee may also retire prior to age 75 and receive reduced payments if he has completed at least five years of service. Under the plan, a Trustee (or his beneficiaries) will also receive benefits for a period of time in the event the Trustee is disabled or dies. These benefits will also be based on the Trustee's average annual compensation and length of service. There is no retirement plan provided by the Trust for Messrs. Brodkin, Scott and Shames. The Trust will accrue compensation expenses each year to cover current year's service and amortize past service cost.

Set forth below is certain information concerning the cash compensation paid to the Trustees and benefits accrued, and estimated benefits payable, under the retirement plan.

TRUSTEE COMPENSATION TABLES

                                 ALABAMA FUND
                                                                                             TOTAL TRUSTEES
                                                 RETIREMENT BENEFIT        ESTIMATED           FEES FROM
                               TRUSTEES FEE      ACCRUED AS PART OF      CREDITED YEARS           FUND
          TRUSTEE               FROM FUND        FUND'S EXPENSES(1)      OF SERVICE(2)         COMPLEX(3)
-----------------------------  ----------------  ----------------------  ------------------  ------------------
Richard B. Bailey .........       $1,431                $332                   10               $247,168
A. Keith Brodkin ..........            0                   0                  N/A                      0
Marshall N. Cohan .........        1,783                 540                   12                149,258
Lawrence H. Cohn ..........        1,645                 213                   18                136,508
J. David Gibbons ..........        1,645                 497                   12                136,508
Abby M. O'Neill ...........        1,502                 267                   10                123,758
Walter E. Robb, III .......        1,783                 308                    9                149,258
Arnold D. Scott ...........            0                   0                  N/A                      0
Jeffrey L. Shames .........            0                   0                  N/A                      0
J. Dale Sherratt ..........        2,116                 231                   20                149,258
Ward Smith ................        2,116                 308                   13                149,258

                          ARKANSAS AND FLORIDA FUNDS
                                                                                             TOTAL TRUSTEES
                                                 RETIREMENT BENEFIT                            FEES FROM
                               TRUSTEES FEE       ACCRUED AS PART          ESTIMATED           FUNDS AND
                                FROM EACH             OF EACH            CREDITED YEARS           FUND
          TRUSTEE                  FUND          FUND'S EXPENSES(1)      OF SERVICE(2)         COMPLEX(3)
-----------------------------  ----------------  ----------------------  ------------------  ------------------
Richard B. Bailey .........       $1,431                $332                   10               $247,168
A. Keith Brodkin ..........            0                   0                  N/A                      0
Marshall N. Cohan .........        1,783                 385                   10                149,258
Lawrence H. Cohn ..........        1,645                 213                   18                136,508
J. David Gibbons ..........        1,645                 355                   10                136,508
Abby M. O'Neill ...........        1,502                 267                   10                123,758
Walter E. Robb, III .......        1,783                 308                    9                149,258
Arnold D. Scott ...........            0                   0                  N/A                      0
Jeffrey L. Shames .........            0                   0                  N/A                      0
J. Dale Sherratt ..........        2,116                 231                   20                149,258
Ward Smith ................        2,116                 308                   13                149,258

                               CALIFORNIA FUND

                                                                                             TOTAL TRUSTEES
                                 TRUSTEES        RETIREMENT BENEFIT        ESTIMATED           FEES FROM
                                FEES FROM        ACCRUED AS PART OF      CREDITED YEARS           FUND
          TRUSTEE                  FUND          FUND'S EXPENSES(1)      OF SERVICE(2)         COMPLEX(3)
-----------------------------  ----------------  ----------------------  ------------------  ------------------
Richard B. Bailey .........       $2,275               $  786                  10               $247,168
A. Keith Brodkin ..........            0                    0                 N/A                      0
Marshall N. Cohan .........        3,242                1,753                  14                149,258
Lawrence H. Cohn ..........        2,950                  517                  18                136,508
J. David Gibbons ..........        2,950                1,378                  13                136,508
Abby M. O'Neill ...........        2,500                  629                  10                123,758
Walter E. Robb, III .......        3,242                1,948                  17                149,258
Arnold D. Scott ...........            0                    0                 N/A                      0
Jeffrey L. Shames .........            0                    0                 N/A                      0
J. Dale Sherratt ..........        3,575                  584                  20                149,258
Ward Smith ................        3,575                  779                  13                149,258

                          GEORGIA AND NEW YORK FUNDS

                                                                                             TOTAL TRUSTEES
                                                 RETIREMENT BENEFIT                            FEES FROM
                               TRUSTEES FEE       ACCRUED AS PART          ESTIMATED           FUNDS AND
                                FROM EACH             OF EACH            CREDITED YEARS           FUND
          TRUSTEE                  FUND          FUND'S EXPENSES(1)      OF SERVICE(2)         COMPLEX(3)
-----------------------------  ----------------  ----------------------  ------------------  ------------------
Richard B. Bailey .........       $1,431                $332                   10               $247,168
A. Keith Brodkin ..........            0                   0                  N/A                      0
Marshall N. Cohan .........        1,783                 694                   14                149,258
Lawrence H. Cohn ..........        1,645                 213                   18                136,508
J. David Gibbons ..........        1,645                 568                   13                136,508
Abby M. O'Neill ...........        1,502                 267                   10                123,758
Walter E. Robb, III .......        1,783                 694                   14                149,258
Arnold D. Scott ...........            0                   0                  N/A                      0
Jeffrey L. Shames .........            0                   0                  N/A                      0
J. Dale Sherratt ..........        2,116                 231                   20                149,258
Ward Smith ................        2,116                 308                   13                149,258

                              MASSACHUSETTS FUND

                                                                                             TOTAL TRUSTEES
                                                 RETIREMENT BENEFIT        ESTIMATED           FEES FROM
                               TRUSTEES FEE      ACCRUED AS PART OF      CREDITED YEARS           FUND
          TRUSTEE               FROM FUND        FUND'S EXPENSES(1)      OF SERVICE(2)         COMPLEX(3)
-----------------------------  ----------------  ----------------------  ------------------  ------------------
Richard B. Bailey .........       $1,431                $332                   10               $247,168
A. Keith Brodkin ..........            0                   0                  N/A                      0
Marshall N. Cohan .........        1,783                 771                   17                149,258
Lawrence H. Cohn ..........        1,645                 213                   18                136,508
J. David Gibbons ..........        1,645                 568                   13                136,508
Abby M. O'Neill ...........        1,502                 267                   10                123,758
Walter E. Robb, III .......        1,783                 771                   17                149,258
Arnold D. Scott ...........            0                   0                  N/A                      0
Jeffrey L. Shames .........            0                   0                  N/A                      0
J. Dale Sherratt ..........        2,116                 231                   20                149,258
Ward Smith ................        2,116                 308                   13                149,258

                  MARYLAND, NORTH CAROLINA, SOUTH CAROLINA,
                       VIRGINIA AND WEST VIRGINIA FUNDS
                                                                                             TOTAL TRUSTEES
                                                 RETIREMENT BENEFIT                            FEES FROM
                               TRUSTEES FEE       ACCRUED AS PART          ESTIMATED           FUNDS AND
                                FROM EACH             OF EACH            CREDITED YEARS           FUND
          TRUSTEE                  FUND          FUND'S EXPENSES(1)      OF SERVICE(2)         COMPLEX(3)
-----------------------------  ----------------  ----------------------  ------------------  ------------------
Richard B. Bailey .........       $1,431                $332                   10               $247,168
A. Keith Brodkin ..........            0                   0                  N/A                      0
Marshall N. Cohan .........        1,783                 694                   14                149,258
Lawrence H. Cohn ..........        1,645                 213                   18                136,508
J. David Gibbons ..........        1,645                 568                   13                136,508
Abby M. O'Neill ...........        1,502                 267                   10                123,758
Walter E. Robb, III .......        1,783                 771                   17                149,258
Arnold D. Scott ...........            0                   0                  N/A                      0
Jeffrey L. Shames .........            0                   0                  N/A                      0
J. Dale Sherratt ..........        2,116                 231                   20                149,258
Ward Smith ................        2,116                 308                   13                149,258

                      MISSISSIPPI AND PENNSYLVANIA FUNDS
                                                                                             TOTAL TRUSTEES
                                                 RETIREMENT BENEFIT                            FEES FROM
                               TRUSTEES FEE       ACCRUED AS PART          ESTIMATED           FUNDS AND
                                FROM EACH             OF EACH            CREDITED YEARS           FUND
          TRUSTEE                  FUND          FUND'S EXPENSES(1)      OF SERVICE(2)         COMPLEX(3)
-----------------------------  ----------------  ----------------------  ------------------  ------------------
Richard B. Bailey .........       $1,431                $266                    9               $247,168
A. Keith Brodkin ..........            0                   0                  N/A                      0
Marshall N. Cohan .........        1,783                 308                    9                149,258
Lawrence H. Cohn ..........        1,645                 213                   18                136,508
J. David Gibbons ..........        1,645                 284                    9                136,508
Abby M. O'Neill ...........        1,502                 267                   10                123,758
Walter E. Robb, III .......        1,783                 308                    9                149,258
Arnold D. Scott ...........            0                   0                  N/A                      0
Jeffrey L. Shames .........            0                   0                  N/A                      0
J. Dale Sherratt ..........        2,116                 231                   20                149,258
Ward Smith ................        2,116                 308                   13                149,258

                                TENNESSEE FUND

                                                                                             TOTAL TRUSTEES
                                                 RETIREMENT BENEFIT        ESTIMATED           FEES FROM
                               TRUSTEES FEE      ACCRUED AS PART OF      CREDITED YEARS           FUND
          TRUSTEE               FROM FUND        FUND'S EXPENSES(1)      OF SERVICE(2)         COMPLEX(3)
-----------------------------  ----------------  ----------------------  ------------------  ------------------
Richard B. Bailey .........       $1,431                $332                   10               $247,168
A. Keith Brodkin ..........            0                   0                  N/A                      0
Marshall N. Cohan .........        1,783                 617                   13                149,258
Lawrence H. Cohn ..........        1,645                 213                   18                136,508
J. David Gibbons ..........        1,645                 568                   13                136,508
Abby M. O'Neill ...........        1,502                 267                   10                123,758
Walter E. Robb, III .......        1,783                 617                   13                149,258
Arnold D. Scott ...........            0                   0                  N/A                      0
Jeffrey L. Shames .........            0                   0                  N/A                      0
J. Dale Sherratt ..........        2,116                 231                   20                149,258
Ward Smith ................        2,116                 308                   13                149,258

ESTIMATED ANNUAL BENEFITS PAYABLE BY EACH FUND (EXCEPT THE
CALIFORNIA  FUND -- SEE BELOW) UPON RETIREMENT(4)

                                         YEARS OF SERVICE

      AVERAGE       ----------------------------------------------------------
    TRUSTEE FEES          3             5             7          10 OR MORE
------------------------------------------------------------------------------
       $1,288            $193          $322          $451          $  644
        1,496             224           374           523             748
        1,704             256           426           596             852
        1,912             287           478           669             956
        2,120             318           530           742           1,060
        2,328             349           582           815           1,164

ESTIMATED ANNUAL BENEFITS PAYABLE BY THE CALIFORNIA FUND UPON RETIREMENT(4)

                                         YEARS OF SERVICE

      AVERAGE       ----------------------------------------------------------
    TRUSTEE FEES          3             5             7          10 OR MORE
------------------------------------------------------------------------------
       $2,048            $307          $512         $  717         $1,024
        2,425             364           606            849          1,212
        2,802             420           700            981          1,401
        3,179             477           795          1,112          1,589
        3,556             533           889          1,244          1,778
        3,933             590           983          1,376          1,966
------------
(1) For fiscal year ended March 31, 1997.
(2) Based on normal retirement age of 75.
(3) For calendar year 1996. All Trustees receiving compensation served as Trustees of 41 funds within the MFS Fund complex (having aggregate net assets at December 31, 1996, of approximately $15.0 billion) except Mr. Bailey, who served as Trustee of 81 funds within the MFS Fund complex (having aggregate net assets at December 31, 1996, of approximately $38.5 billion).
(4) Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.

As of July 1, 1997, officers and Trustees of the Trust owned less than 1% of the outstanding shares of any class of any Fund of the Trust.

Listed in the chart below are the name, address and percentage of ownership of each person who owns of record or is known by the Trust to own of record or beneficially five percent or more of any class of any Fund's outstanding securities as of July 1, 1997.

                                                                            APPROXIMATE
                                                              FUND             NUMBER         % OF
OWNER & ADDRESS                                            AND CLASS         OF SHARES        CLASS
---------------                                            ---------         ---------        -----
Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Alabama                  1,915,009        26.46
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Alabama                    261,716        37.04
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Arkansas                 2,844,492        19.83
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Arkansas                   251,690        33.43
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   California               5,029,169        12.25
  Lake Drive,  Jacksonville, Florida                   Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   California               1,032,607        15.19
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   California                 185,042        26.59
  Lake Drive, Jacksonville, Florida                    Class C

Fu Hsin Chen, 921 Fallen Leaf, Arcadia, California     California                  35,360         5.08
                                                       Class C

Donaldson Lufkin Jenrette Securities Corp.             California                  40,055         5.76
                                                       Class C

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Florida                  1,022,165        12.75
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Florida                    338,010        22.10
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Georgia                    511,900         9.00
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Georgia                    214,402        22.07
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Maryland                   979,450         8.65
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Maryland                   142,750         8.27
  Lake Drive,  Jacksonville, Florida                   Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Massachusetts            3,101,059        14.49
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Massachusetts               85,549         5.97
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Mississippi                877,724        12.68
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Mississippi                265,896        23.41
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   New York                   998,412         8.91
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., P.O. Box    New York                   203,448         8.61
  45286, Jacksonville, Florida                         Class B

J. C. Bradford & Co.,                                  North Carolina              31,183         5.28
  330 Commorce Street,                                 Class C
  Nashville, TN

William B. Nivison,                                    North Carolina              70,034        11.87
  Mildred L. Nivison,                                  Class C
  Ten. Com.,
  Raleigh, North Carolina

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   North Carolina              72,046        12.21
  Lake Drive, Jacksonville, Florida                    Class C

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Pennsylvania               225,155         9.31
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   South Carolina           1,043,263         8.38
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   South Carolina             164,789         8.43
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Tennessee                1,021,091         9.78
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Tennessee                  275,370        18.55
  Lake Drive, Jacksonville, Florida                    Class B

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Virginia                 2,542,508         7.62
  Lake Drive, Jacksonville, Florida                    Class A

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Virginia                   785,218        28.50
  Lake Drive, Jacksonville, Florida                    Class B

Robert E. Hawkins,                                     Virginia                    17.691         5.67
  Lynchburg, Virginia                                  Class C

Ronile Inc.                                            Virginia                    22,925         7.34
  Rocky Mount, VA                                      Class C

Lynn Spradlin                                          Virginia                    17,301         5.54
  Bedford, VA                                          Class C

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   Virginia                    22,481         7.20
  Lake Drive, Jacksonville, Florida                    Class C

Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer   West Virginia              654,820         5.91
  Lake Drive, Jacksonville, Florida                    Class A

The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter, unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition or by a reasonable determination pursuant to the Declaration of Trust, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT ADVISER
MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) which is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Prospectus contains information with respect to the management of the Adviser and to the investment companies for which MFS serves as investment adviser.

The Adviser manages the assets of the Alabama, Georgia, Maryland, Massachusetts, New York, North Carolina, South Carolina, Tennessee, Virginia and West Virginia Funds pursuant to an Investment Advisory Agreement, dated August 24, 1984. The Adviser manages the assets of the Arkansas and Florida Funds pursuant to separate Investment Advisory Agreements, each dated February 1, 1992. The Adviser manages the assets of the Mississippi Fund pursuant to an Investment Advisory Agreement, dated August 1, 1992. The Adviser manages the assets of the Pennsylvania Fund pursuant to an Investment Advisory Agreement, dated February 1, 1993. The Adviser manages the assets of the California Fund pursuant to an Investment Advisory Agreement dated September 1, 1993. (Each of these Investment Advisory Agreements are referred to herein as the "Advisory Agreements.") Under the Advisory Agreements, the Adviser provides each Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each Fund. For these services the Adviser receives a management fee from each Fund computed and paid monthly at the annual rate of 0.55% of the average daily net assets of the Fund for its then-current fiscal year. The Adviser has voluntarily reduced the management fee for an indefinite period with respect to the Funds. See "Management of the Trust -- Investment Adviser" in the Prospectus.

For the Trust's fiscal years ended March 31, 1997, March 31, 1996 and March 31, 1995, MFS received the following aggregate advisory fees and MFS waived the following advisory fees, in whole or in part, for the same periods:

For the fiscal year ended March 31, 1997:

                                                            ADVISORY FEES       ADVISORY FEES
                                                             RECEIVED BY          WAIVED BY
FUND                                                            MFS(1)               MFS
----                                                            ------               ---
Alabama ................................................        $  477,327           N/A
Arkansas ...............................................           908,167           N/A
California .............................................         1,156,144            $432,694
Florida ................................................           549,091           N/A
Georgia ................................................           361,309              48,303
Maryland ...............................................           716,338              97,218
Massachusetts ..........................................         1,244,262             169,487
Mississippi ............................................           455,195           N/A
New York ...............................................           856,664           N/A
North Carolina .........................................         2,129,831             288,877
Pennsylvania ...........................................            43,590             192,560
South Carolina .........................................           864,108             116,415
Tennessee ..............................................           599,164              82,026
Virginia ...............................................         2,093,440             284,139
West Virginia ..........................................           800,535           N/A

For the fiscal year ended March 31, 1996:

                                                            ADVISORY FEES       ADVISORY FEES
                                                             RECEIVED BY          WAIVED BY
FUND                                                            MFS(1)               MFS
----                                                            ------               ---
Alabama ................................................        $  500,417           N/A
Arkansas ...............................................         1,060,604           N/A
California .............................................         1,225,235            $457,078
Florida ................................................           536,315              38,724
Georgia ................................................           458,694           N/A
Maryland ...............................................           863,230           N/A
Massachusetts ..........................................         1,484,656           N/A
Mississippi ............................................           384,073             113,594
New York ...............................................           934,490           N/A
North Carolina .........................................         2,550,849           N/A
Pennsylvania ...........................................            39,790             177,800
South Carolina .........................................         1,031,063           N/A
Tennessee ..............................................           697,496           N/A
Virginia ...............................................         2,540,788           N/A
West Virginia ..........................................           795,243           N/A

For the fiscal year ended March 31, 1995:

                                                            ADVISORY FEES       ADVISORY FEES
                                                             RECEIVED BY          WAIVED BY
FUND                                                            MFS(1)               MFS
----                                                            ------               ---
Alabama ................................................        $  474,038           N/A
Arkansas ...............................................           941,231            $152,542
California .............................................         1,269,573             476,700
Florida ................................................           350,879             248,214
Georgia ................................................           477,819           N/A
Maryland ...............................................           889,796           N/A
Massachusetts ..........................................         1,495,879           N/A
Mississippi ............................................           195,245         283,718
New York ...............................................           873,267           21,059
North Carolina .........................................         2,592,068           N/A
Pennsylvania ...........................................             1,952          117,301
South Carolina .........................................         1,001,540           N/A
Tennessee ..............................................           692,926           N/A
Virginia ...............................................         2,504,233           N/A
West Virginia ..........................................           741,684           N/A

(1)After any applicable fee reduction.

The Adviser pays the compensation of the officers of the Trust and of any Trustee who is an officer of MFS. The Adviser furnishes at its own expense all necessary administrative services, office space, equipment, clerical personnel, investment advisory facilities, and all executive and supervisory personnel necessary for managing the investments of the Funds, effecting the portfolio transactions of the Funds and, in general, administering the Trust's affairs (with the exception of the services, facilities and personnel provided by the Shareholder Servicing Agent or the Custodian, see below). See "Expenses" in the Prospectus for a description of expenses paid by the Trust and reimbursement arrangements in effect between the Adviser and the Trust.

The Advisory Agreements will remain in effect until August 1, 1998 and will continue in effect thereafter with respect to any Fund only if such continuance is specifically approved at least annually by the Trustees or by vote of the holders of a majority of the shares of that Fund (as defined in "Investment Restrictions" above) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreements terminate automatically if they are assigned and may be terminated without penalty by vote of the holders of a majority of the shares of that Fund (as defined in "Investment Restrictions") or by either party on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreements provide that if MFS ceases to serve as the Adviser for each Fund of the Trust, the Trust will change its name so as to delete the term "MFS." The Advisory Agreements further provide that MFS may render similar services to others and may permit investment company clients in addition to the Trust to use the term "MFS" in their names. The Advisory Agreements also provide that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Trust, except for wilful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreements.

ADMINISTRATOR
MFS provides each Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997. Under this Agreement, each Fund pays MFS an administrative fee of up to 0.015% per annum of such Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services. For the period ended March 31, 1997, MFS received the following amounts under the Master Administrative Services Agreement from the Funds:

FUND                                         FEES RECEIVED BY MFS
----                                         --------------------
Alabama                                             $1,119
Arkansas                                             2,041
California                                           3,698
Florida                                              1,271
Georgia                                                924
Maryland                                             1,917
Massachusetts                                        3,335
Mississippi                                          1,033
New York                                             1,978
North Carolina                                       5,652
Pennsylvania                                           486
South Carolina                                       2,269
Tennessee                                            1,627
Virginia                                             5,513
West Virginia                                        1,895

CUSTODIAN
State Street Bank and Trust Company (the "Custodian") is the custodian of the Trust's assets. The Custodian's responsibilities include safekeeping and controlling the Trust's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Trust's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of each class of shares of each Fund. The Custodian does not determine the investment policies of the Trust or decide which securities the Trust will buy or sell. The Trust may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. The Custodian also serves as the dividend disbursing agent of the Trust. The Custodian has contracted with the Adviser for the Adviser to perform certain accounting functions related to options transactions for which the Adviser receives remuneration on a cost basis.

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc., a wholly owned subsidiary of MFS (the "Shareholder Servicing Agent"), is the Trust's shareholder servicing agent, pursuant to a Shareholder Servicing Agent Agreement, effective August 1, 1985 (the "Agency Agreement") with the Trust. The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and the keeping of records, in connection with the issuance, transfer and redemption of each class of shares of each Fund. For these services, the Shareholder Servicing Agent will receive a fee calculated as a percentage of the average daily net assets of each Fund at an annual rate of 0.13%. In addition, the Shareholder Servicing Agent will be reimbursed by the Trust for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Trust.


State Street Bank and Trust Company, the dividend and distribution disbursing agent of the Trust, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend and distribution disbursing functions for the Trust.

DISTRIBUTOR
MFD, a wholly owned subsidiary of MFS, serves as the distributor for the continuous offering of shares of each Fund pursuant to a Distribution Agreement dated January 1, 1995 (the "Distribution Agreement") with the Trust. Prior to January 1, 1995, MFS Financial Services, Inc. ("FSI"), another wholly owned subsidiary of MFS, was the Fund's distributor. Where this SAI refers to MFD in relation to the receipt or payment of money with respect to a period or periods prior to January 1, 1995, such reference shall be deemed to include FSI, as the predecessor in interest to MFD.

CLASS A SHARES: MFD acts as agent in selling shares of the Trust to dealers. The public offering price of Class A shares of each Fund is their net asset value next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of Class A shares of each Fund is calculated by dividing the net asset value of a Class A share of such Fund by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "Purchases" in the Prospectus). The sales charge scale set forth in the Prospectus applies to purchases of Class A shares of each Fund alone or in combination with shares of all classes of certain other funds in the MFS Family of Funds (the "MFS Funds") and other funds (as noted under Right of Accumulation) by any person, including members of a family unit (e.g., husband, wife and minor children) and bona fide trustees, and also applies to purchases made under the Right of Accumulation or a Letter of Intent (see "Investment and Withdrawal Programs" below). A group might qualify to obtain quantity sales charge discounts (see "Investment and Withdrawal Programs" in this SAI)

Class A shares of each Fund may be sold at their net asset value to certain persons and in certain instances, as described in the Prospectus. Such sales are made without a sales charge to promote good will with employees and others with whom MFS, MFD and/or the Trust have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price of the Class A shares. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Prospectus (see "Purchases" in the Prospectus). The commission paid to the distributor is the difference between the total amount invested and the sum of (a) the net proceeds to a Fund and (b) the dealer commission. Because of rounding in the computation of offering price, the portion of the sales charge paid to the distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of offering price or as a percentage of the net amount invested as listed in the Prospectus. In the case of the maximum sales charge, the dealer retains 4% and MFD retains approximately 3/4 of 1% of the public offering price. In addition, MFD pays a commission on purchases of $1 million or more as described in the Prospectus.

CLASS B AND CLASS C SHARES: MFD acts as agent in selling Class B and Class C shares of the Trust. The public offering price of Class B and Class C shares is their net asset value next computed after the sale (see "Purchases" in the Prospectus).

GENERAL: On occasion, MFD may obtain brokers loans from various banks, including the custodian banks for the MFS Funds, to facilitate the settlement of sales of shares of the Fund to dealers. MFD may benefit from its temporary holding of funds paid to it by investment dealers for the purchase of Fund shares. Neither MFD nor dealers are permitted to delay placing orders to benefit themselves by a price change.

See Appendix B attached hereto for information regarding the amount of sales charges received by MFD, dealers, banks and certain other financial institutions.


The Distribution Agreement will remain in effect until August 1, 1998 and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the applicable Fund's shares and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.

6.  TAXATION
Each Fund has elected to be treated and intends to qualify each year as a separate "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including the requirements as to the nature of each Fund's gross income, the amount of each Fund's distributions (as a percentage of both the Fund's overall income and its tax-exempt income) and the composition and holding period of the Fund's portfolio assets. Because each Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that any Fund will be required to pay any federal income or excise taxes. If any Fund should fail to qualify as a "regulated investment company" in any year, such Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

The portion of a Fund's distribution of net investment income that is attributable to interest from tax-exempt securities will be designated by the Trust as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders as long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of a tax preference for shareholders under the alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. The percentage of income designated as tax-exempt will be applied uniformly to all distributions by a Fund of net investment income made during each fiscal year and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

A Fund may also recognize some net investment income that is not tax-exempt as well as capital gains and losses as a result of the disposition of securities and from certain options and futures transactions. Shareholders normally will have to pay federal income taxes on the non-exempt interest dividends and capital gain distributions they receive from a Fund; however, the Funds do not expect that the non-tax-exempt portion of their net investment income, if any, will be substantial.

That portion of net investment income distributions not designated as tax-exempt and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares. Because each Fund expects to earn primarily tax-exempt interest income, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November or December of any calendar year that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by shareholders on December 31 of the year in which the dividend is declared. Each Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

Any Fund distribution of net capital gains or net short-term capital gains will have the effect of reducing the per share net asset value of shares in a Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Interest on indebtedness incurred by shareholders or to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Exempt-interest dividends are taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of a Fund.

In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to those shares. If not disallowed, any such loss will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A shares of a Fund within 90 days after their purchase followed by any purchase without payment of an additional sales charge (including purchases by exchange or by reinvestment) of Class A shares of any Fund or of another MFS Fund (or any other shares of an MFS Fund generally sold subject to a sales charge).

The Trust's current dividend and accounting policies will affect the amount, timing and character of distributions to shareholders, and may under certain circumstances make an economic return of capital taxable to shareholders. Any investment in zero coupon bonds, deferred interest bonds and certain securities purchased at a market discount will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, such a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

A Fund's transactions in options and Futures Contracts will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles" and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund will limit its activities in options, Futures Contracts, and swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. The Trust intends to withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding, regardless of whether a lower rate may be permitted under applicable treaty. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions received from the Trust by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions. The Trust is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a Non-U.S. Person) who does not furnish to the Trust certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not however, be applied to payments that have been subject to 30% withholding.

The Trust is organized as a Massachusetts business trust, and each Fund will not be subject to any Massachusetts income or excise taxes so long as it qualifies as a regulated investment company under the Code.

Distributions of a Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. Each Fund intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes as well as regarding the tax consequences of an investment in any Fund.

The exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the tax laws of any state or local taxing authority. Some states do exempt from tax that portion of the exempt-interest dividend which represents interest received by a regulated investment company on its holdings of securities of that state and its political subdivisions and instrumentalities. Each shareholder is advised to consult his own tax adviser regarding the exemption of exempt-interest dividends under applicable state and local laws.

7.  SHAREHOLDER SERVICES

INVESTMENT AND WITHDRAWAL PROGRAMS -- The Trust makes available the following programs designed to enable shareholders to add to their investment or withdraw from it with a minimum of paper work. These are described below and, in certain cases, in the Prospectus. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Trust.

  LETTER OF INTENT: If a shareholder (other than a group purchaser described below) anticipates purchasing $100,000 or more of Class A shares of a Fund alone or in combination with shares of any class of other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or a 36-month period in the case of purchases of $1 million or more), the shareholder may obtain Class A shares of such Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent section of the Account Application or filing a separate Letter of Intent application (available from the Shareholder Servicing Agent) within 90 days of the commencement of purchases. Subject to acceptance by MFD and the conditions mentioned below, each purchase of Class A shares will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent application. The shareholder or his dealer must inform MFD that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if his purchases within 13 months (or 36 months in the case of purchases of $1 million or more) plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, he will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Dividends and distributions of other MFS Funds automatically reinvested in shares of a Fund pursuant to the Distribution Investment Program will also not apply toward completion of the Letter of Intent.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by the Shareholder Servicing Agent in the form of shares registered in the shareholder's name. All income dividends and capital gain distributions on escrowed shares will be paid to the shareholder or to his order. When the minimum investment so specified is completed (either prior to or by the end of the 13-month (or 36-month period, as applicable), the shareholder will be notified and the escrowed shares will be released.

If the intended investment is not completed, the Shareholder Servicing Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Shareholder Servicing Agent. By completing and signing the Account Application or separate Letter of Intent application, the shareholder irrevocably appoints the Shareholder Servicing Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.


  RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, B and C shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective investment fund) reaches a discount level. See "Purchases" in the Prospectus for the sales charges on quantity discounts. For example, if a shareholder owns shares with a current offering price value of $75,000 and purchases an additional $25,000 of Class A shares of a Fund, the sales charge for the $25,000 purchase would be at the rate of 4% (the rate applicable to single transactions of $100,000). A shareholder must provide the Shareholder Servicing Agent (or his investment dealer must provide MFD) with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

  SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

  DISTRIBUTION INVESTMENT PROGRAM: Distributions of net investment income and capital gains made by a Fund with respect to a particular class of shares may be automatically invested in the same class of shares of one of the other MFS Funds, if shares of the fund are available for sale. Such investments will be subject to additional purchase minimums. Distributions will be invested at net asset value (exclusive of any sales charge) and will not be subject to any CDSC. Distributions will be invested at the close of business on the payable date for the distribution. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any investment.


  SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan ("SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B shares in any year pursuant to a SWP generally are limited to 10% of the value of the account at the time of the establishment of the SWP. SWP payments are drawn from the proceeds of the redemption of shares held in the shareholder's account (which would be a return of principal and, if reflecting a gain, would be taxable). Redemptions of Class B and Class C shares will be made in the following order:
(i) any "Free Amount"; (ii) to the extent necessary, any "Reinvested Shares";
(iii) to the extent necessary, the "Direct Purchase" subject to the lowest CDSC (as such terms are defined in "Contingent Deferred Sales Charge" in the Prospectus). The CDSC will be waived in the case of redemptions of Class B and Class C shares pursuant to a SWP, but will not be waived in the case of SWP redemptions of Class A shares which are subject to the CDSC. To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce and may eventually exhaust the number of shares in the shareholder's account. All dividends and capital gain distributions for an account with a SWP will be reinvested in additional full and fractional shares of a Fund at the net asset value in effect at the close of business on the last day of the month for such distributions. To initiate this service, shares generally having an aggregate value of at least $5,000 either must be held on deposit by, or certificates for such shares must be deposited with, the Shareholder Servicing Agent. With respect to Class A shares, maintaining a withdrawal plan concurrently with an investment program would be disadvantageous because of the sales charges included in share purchases and the imposition of a CDSC on certain redemptions. The shareholder may deposit into the account additional shares of a Fund, change the payee or change the dollar amount of each payment. The Shareholder Servicing Agent may charge the account for services rendered and expenses incurred beyond those normally assumed by the Trust with respect to the liquidation of shares. No charge is currently assessed against the account, but one could be instituted by the Shareholder Servicing Agent on 60 days' notice in writing to the shareholder in the event that the Trust ceases to assume the cost of these services. The Trust may terminate any SWP for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of a Fund for shares of another MFS Fund. Any SWP may be terminated at any time by either the shareholder or the Trust.


  AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of the other MFS Funds (if available for sale) under the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds effective on the seventh day of each month or of every third month, depending whether monthly or quarterly exchanges are elected by the shareholder. If the seventh day of the month is not a business day, the transaction will be processed on the next business day. Generally, the initial exchange will occur after receipt and processing by the Shareholder Servicing Agent of an application in good order. Exchanges will continue to be made from a shareholder's account in any MFS Fund as long as the balance of the account is sufficient to complete the exchanges. Additional payments made to a shareholder's account will extend the period that exchanges will continue to be made under the Automatic Exchange Plan. However, if additional payments are added to an account subject to the Automatic Exchange Plan shortly before an exchange is scheduled, such funds may not be available for exchanges until the following month; therefore, care should be used to avoid inadvertently terminating the Automatic Exchange Plan through exhaustion of the account balance.


No transaction fee for exchanges will be charged in connection with the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. Changes in amounts to be exchanged to each fund, the funds to which exchanges are to be made and the timing of transfers (monthly or quarterly), or termination of a shareholder's participation in the Automatic Exchange Plan will be made after instructions in writing or by telephone (an "Exchange Change Request") are received by the Shareholder Servicing Agent in proper form (i.e., if in writing --signed by the record owner(s) exactly as shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record). Each Exchange Change Request (other than termination of participation in the program) must involve at least $50. Generally, if an Exchange Change Request is received by telephone or in writing before the close of business on the last business day of a month, the Exchange Change Request will be effective for the following month's exchange.

A shareholder's right to make additional investments in any of the MFS Funds, to make exchanges of shares from one MFS Fund to another and to withdraw from an MFS Fund, as well as a shareholder's other rights and privileges are not affected by a shareholder's participation in the Automatic Exchange Plan.

The Automatic Exchange Plan is part of the Exchange Privilege. For additional information regarding Automatic Exchange Plan, including the treatment of any CDSC, see "Exchange Privilege" below.

  INVEST BY MAIL: Additional investments of $50 or more may be made at any time by mailing a check payable to the Trust directly to the Shareholder Servicing Agent. The shareholder's account number and the name of his investment dealer must be included with each investment.

  GROUP PURCHASES: A bona fide group and all its members may be treated as a single purchaser and, under the Right of Accumulation (but not a Letter of Intent) obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the MFS Funds upon the request of MFD.

  REINSTATEMENT PRIVILEGE: Shareholders of each Fund and shareholders of the other MFS Funds (except the MFS Money Market Fund, MFS Government Money Market Fund and holders of Class A shares of MFS Cash Reserve Fund in the case where shares of such funds are acquired through direct purchase or reinvested dividends) who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of the fund are available for sale) at net asset value (without a sales charge) and, if applicable, with credit for any CDSC paid. In the case of shares reinvested in the MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund, the shareholder has the right to exchange such shares for shares of another MFS Fund at net asset value pursuant to the exchange privilege described below. Such a reinvestment must be made within 90 days of the redemption and is limited to the amount of the redemption proceeds. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or 12 months of the initial purchase in the case of Class C shares and certain Class A shares, such CDSC will be imposed upon redemption. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of any loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information.


  EXCHANGE PRIVILEGE: Subject to the requirements set forth below, some or all of the shares of any Fund for which payment has been received by the Fund (i.e. an established account) may be exchanged for shares of the same class of any other Fund or any of the other MFS Funds (if available for sale and if the purchaser is eligible to purchase the class of shares), at their net asset value. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent.


Each Exchange Request must be in proper form (i.e., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 (except that the minimum is $50 for accounts of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. Each exchange involves the redemption of the shares of the Fund to be exchanged and the purchase at net asset value (i.e., without a sales charge) of the shares of the same class of the other Fund or the other MFS Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless both the shares received and the shares surrendered in the exchange are held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Trust, and thus the purchase of shares of the other MFS Fund, may be delayed for up to seven days if the Trust determines that such a delay would be in the best interest of all its shareholders. Investment dealers which have satisfied criteria established by MFD may also communicate a shareholder's Exchange Request to MFD by facsimile subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

No CDSC is imposed on exchanges among the MFS Funds, although liability for the CDSC is carried forward to the exchanged shares. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Additional information with respect to any of the MFS Funds, including a copy of its current prospectus, may be obtained from investment dealers, or the Shareholder Servicing Agent. A shareholder considering an exchange should obtain and read the prospectus of the other MFS Fund and consider the differences in objectives and policies before making any exchange. Shareholders of the other MFS Funds (except the MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund for shares acquired through direct purchase and dividends reinvested prior to June 1, 1992) have the right to exchange their shares for shares of any Fund, subject to the conditions, if any, set forth in their respective prospectuses. In addition, unitholders of the MFS Fixed Fund (a bank collective investment fund) have the right to exchange their units (except units acquired through direct purchases) for shares of the Fund, subject to the conditions, if any, imposed upon such unitholders by the MFS Fixed Fund.

Any state income tax advantages for investment in shares of each Fund may only benefit residents of such states. Investors should consult with their own tax advisers to be sure this is an appropriate investment, based on their residency and each state's income tax laws.

The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations (see "Purchases" in the Prospectus).

TAX-DEFERRED RETIREMENT PLANS -- Except as noted below, shares of the Fund may be purchased by all types of tax-deferred retirement plans. MFD makes available through investment dealers plans and/or custody agreements for the following:

  Individual Retirement Accounts (IRAs) (for individuals and their non-employed spouses who desire to make limited contributions to a tax-deferred retirement program and, if eligible, to receive a federal income tax deduction for amounts contributed);

  Simplified Employee Pension (SEP-IRA) Plans;

  Retirement Plans qualified under Section 401(k) of the Internal Revenue Code of 1986, as amended;

  403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations); and

  Certain other qualified pension and profit-sharing plans.

The plan documents and forms provided by MFD designate a trustee or custodian (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by the trustee, custodian or MFD, tax consequences and redemption information, see the specific documents for that plan. Plan documents other than those provided by MFD may be used to establish any of the plans described above. Third party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

Investors should consult with their tax advisers before establishing any of the tax-deferred retirement plans described above.


Class C shares are not currently available for purchase by any retirement plan qualified under Internal Revenue Code section 401(a) or 403(b) if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(a) or 403(b) recordkeeping program made available by the Shareholder Servicing Agent.

8.  DESCRIPTION OF SHARES, VOTING RIGHTS AND
    LIABILITIES
The Trust presently has 16 series of shares and has reserved the right to create additional series of shares. In addition to the Funds described in this SAI, the Trust offers shares of MFS Municipal Income Fund pursuant to a separate prospectus and statement of additional information. Each share of a class of a series represents an equal proportionate interest in that series with each other share of that series subject to any expenses attributable to that class. The shares of a class of each series participate equally in the earnings, dividends and assets of the particular series subject to any expenses attributable to that class. Shares have no pre-emptive or conversion rights (except as set forth in "Purchases -- Conversion to Class B Shares" in the Prospectus). Shares when issued are fully paid and non-assessable. Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Trustees. Shareholders of each series would be entitled to share pro rata in the net assets of that series available for distribution to shareholders should the Trust or that series be liquidated. Any series may be terminated
(i) upon the merger or consolidation of the series with another organization or upon the sale of all or substantially all of its assets to another open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the series, except that if the Trustees recommend such merger, consolidation or sale of assets, the approval by vote of the holders of a majority of the shares of the series (as defined in "Investment Restrictions" above) will be sufficient, or (ii) upon liquidation and distribution of the assets of the series, if approved by the vote of the holders of a majority of the shares of the series (as defined in "Investment Restrictions" above) or by the Trustees. Unless each series is so terminated, the Trust will continue indefinitely.


The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that it shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


9.  PORTFOLIO TRANSACTIONS
Specific decisions to purchase or sell securities for each Fund are made by employees of the Adviser, who are appointed and supervised by its senior officers. Changes in each Fund's investments are reviewed by the Board of Trustees. A Fund's portfolio manager may serve other Funds and other clients of the Adviser or any subsidiary of the Adviser in a similar capacity.

The primary consideration in placing portfolio security transactions is execution at the most favorable prices. The Adviser has complete freedom as to the markets in and broker-dealers through which it seeks this result. Municipal Obligations and other debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. Securities firms may receive brokerage commissions on transactions involving futures. The Adviser attempts to negotiate with underwriters to decrease the commission or concession for the benefit of the Fund. The Adviser normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere. Securities firms or futures commission merchants may receive brokerage commissions on transactions involving Futures Contracts or Options on Futures Contracts. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of each Fund and of the other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Trust's portfolio transactions. Also, subject to the requirement of seeking execution at the best available price, securities may, as authorized by the Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser.

In certain instances there may be securities which are suitable for a Fund as well as that of another Fund or one or more other clients of the Adviser or any subsidiary of the Adviser. Investment decisions for the Trust and for such other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as any Fund is concerned. In some cases, however, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

10.  DISTRIBUTION PLAN
The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares, (the "Distribution Plan") pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit each Fund and the respective class of shareholders. The provisions of the Distribution Plan are severable with respect to each Fund and each class of shares offered by each Fund. The Distribution Plan is designed to promote sales, thereby increasing the net assets of each Fund. Such an increase may reduce each Fund's expense ratio to the extent that each Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effect that could result were the Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized.

The Distribution Plan is described in the Prospectus under the caption "Distribution Plan," which is incorporated herein by reference. The following information supplements this Prospectus discussion.

SERVICE FEES: With respect to Class A shares, no service fees will be paid:
(i) to any dealer who is the holder or dealer of record for investors who own Class A shares having an aggregate net asset value less than $750,000, or such other amount as may be determined from time to time by MFD (MFD, however, may waive this minimum amount requirement from time to time); or (ii) to any insurance company which has entered into an agreement with the Fund and MFD that permits such insurance company to purchase Class A shares from the Fund at their net asset value in connection with annuity agreements issued in connection with the insurance company's separate accounts. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

With respect to Class B shares, except in the case of the first year service fee, no service fees will be paid to any securities dealer who is the holder or dealer of record for investors who own Class B shares having an aggregate net asset value of less than $750,000 or such other amount as may be determined by MFD from time to time. MFD, however, may waive this minimum amount requirement from time to time. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

MFD or its affiliates shall be entitled to receive any service fee payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates for shareholder accounts.

DISTRIBUTION FEES: The purpose of distribution payments to MFD under the Distribution Plan is to compensate MFD for Its distribution services to the Funds. MFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expense and equipment.

GENERAL: The Distribution Plan will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Trustees who are not "interested persons" or financially interested parties of such Plan ("Distribution Plan Qualified Trustees"). The Distribution Plan also requires that the Fund and MFD each shall provide the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under such Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions"). All agreements relating to the Distribution Plan entered into between each Fund or MFD and other organizations must be approved by the Board of Trustees, including a majority of the Distribution Plan Qualified Trustees. Agreements under the Distribution Plan must be in writing, will be terminated automatically if assigned, and may be terminated at any time without payment of any penalty, by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the relevant Fund's shares. The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the respective class of the relevant Fund's shares (as defined in "Investment Restrictions") or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees. The selection and nomination of Distribution Plan Qualified Trustees shall be committed to the discretion of the non-interested Trustees then in office. No Trustee who is not an "interested person" has any financial interest in any of the Distribution Plans or in any related agreement.

Appendix C attached hereto contains information concerning amounts paid with respect to each Class of shares of each Fund under the Distribution Plan for the fiscal year ended March 31, 1997.


11.  INDEPENDENT AUDITORS AND
     FINANCIAL STATEMENTS
Deloitte & Touche LLP are the Funds' independent auditors, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


For each Fund, the Portfolios of Investments at March 31, 1997, the Statements of Assets and Liabilities at March 31, 1997, the Statements of Operations for the year ended March 31, 1997, the Statements of Changes in Net Assets for the years ended March 31, 1997 and March 31, 1996, the Notes to Financial Statements and the Reports of Independent Auditors, each of which is included in the Annual Reports to shareholders of the Trust, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent auditors, as experts in accounting and auditing. A copy of the Funds' Annual Reports accompany this SAI.

                                  APPENDIX A

                      PERFORMANCE RESULTS AND QUOTATIONS

The performance results and quotations below should not be considered as representative of the performance of any Fund in the future since the net asset value and public offering price of shares of the Funds will vary. See "Performance Information" above.

                             PERFORMANCE RESULTS

                                CLASS A SHARES

                              VALUE OF        VALUE OF      VALUE OF
                           INITIAL $10,000  CAPITAL GAIN   REINVESTED   TOTAL
YEAR ENDED                   INVESTMENT     DISTRIBUTIONS  DIVIDENDS    VALUE
----------                 ---------------  -------------  ---------    -----
                                 ALABAMA FUND
December 31, 1990(1)           $ 9,620          $  0        $   516    $10,136
December 31, 1991                9,990            66          1,270     11,326
December 31, 1992               10,250            81          1,996     12,327
December 31, 1993               10,920           110          2,848     13,878
December 31, 1994                9,840           130          3,250     13,220
December 31, 1995               10,840           144          4,361     15,345
December 31, 1996               10,580           267          5,057     15,904

                                ARKANSAS FUND
December 31, 1992(2)           $ 9,780          $  0        $   549    $10,329
December 31, 1993               10,400             2          1,209     11,611
December 31, 1994                9,200            49          1,659     10,908
December 31, 1995               10,040            53          2,447     12,540
December 31, 1996                9,850            52          3,036     12,938

                               CALIFORNIA FUND
December 31, 1987              $ 8,840          $ 21        $   568    $ 9,429
December 31, 1988                9,202            22          1,229     10,453
December 31, 1989                9,492            23          1,966     11,481
December 31, 1990                9,474            23          2,721     12,218
December 31, 1991                9,909            63          3,754     13,726
December 31, 1992               10,144            84          4,752     14,980
December 31, 1993               10,706           146          6,056     16,908
December 31, 1994                9,293           140          6,112     15,545
December 31, 1995               10,362           156          7,827     18,345
December 31, 1996               10,108           152          8,623     18,883

                                 FLORIDA FUND
December 31, 1992(2)           $ 9,800          $  0        $   547    $10,347
December 31, 1993               10,540            25          1,322     11,887
December 31, 1994                9,020            96          1,727     10,843
December 31, 1995               10,150           108          2,615     12,873
December 31, 1996                9,840           105          3,201     13,146

                                 GEORGIA FUND
December 31, 1988(3)           $ 9,690          $  0        $   211    $ 9,901
December 31, 1989                9,860            20            919     10,799
December 31, 1990                9,790            44          1,638     11,472
December 31, 1991               10,270            78          2,539     12,887
December 31, 1992               10,480            80          3,373     13,933
December 31, 1993               11,210            86          4,425     15,721
December 31, 1994                9,860           121          4,659     14,640
December 31, 1995               10,840           133          5,989     16,962
December 31, 1996               10,540           129          6,697     17,366

                                MARYLAND FUND
December 31, 1987              $ 8,918          $ 14        $   586    $ 9,518
December 31, 1988                9,256            14          1,276     10,546
December 31, 1989                9,463            22          2,010     11,495
December 31, 1990                9,429            30          2,763     12,222
December 31, 1991                9,723            56          3,747     13,526
December 31, 1992                9,792            75          4,634     14,501
December 31, 1993               10,147           156          5,705     16,008
December 31, 1994                8,987           194          5,847     15,028
December 31, 1995                9,818           212          7,271     17,301
December 31, 1996                9,593           207          7,967     17,767
                              MASSACHUSETTS FUND
December 31, 1987              $ 8,885          $  1        $   613    $ 9,499
December 31, 1988                9,152             1          1,333     10,486
December 31, 1989                9,239             1          2,086     11,326
December 31, 1990                9,187             1          2,874     12,062
December 31, 1991                9,602             1          3,953     13,556
December 31, 1992                9,775             1          4,933     14,709
December 31, 1993               10,077           229          6,051     16,357
December 31, 1994                8,936           245          6,253     15,434
December 31, 1995                9,801           268          7,840     17,909
December 31, 1996                9,550           262          8,593     18,405

                               MISSISSIPPI FUND
December 31, 1992(5)           $ 9,290          $  0        $   205    $ 9,495
December 31, 1993                9,930             0            812     10,742
December 31, 1994                8,660            28          1,287      9,975
December 31, 1995                9,650            31          2,085     11,766
December 31, 1996                9,490            31          2,663     12,184

                                NEW YORK FUND
December 31, 1988(3)           $ 9,740          $  0        $   189    $ 9,929
December 31, 1989                9,910            80            904     10,894
December 31, 1990                9,820            80          1,652     11,552
December 31, 1991               10,370           148          2,612     13,130
December 31, 1992               10,670           194          3,558     14,422
December 31, 1993               11,270           248          4,813     16,331
December 31, 1994                9,970           290          5,067     15,327
December 31, 1995               11,050           322          6,528     17,900
December 31, 1996               10,780           314          7,285     18,379

                             NORTH CAROLINA FUND
December 31, 1987              $ 8,917          $  0         $  608    $ 9,525
December 31, 1988                9,148             0          1,303     10,451
December 31, 1989                9,355             0          2,049     11,404
December 31, 1990                9,280            53          2,794     12,127
December 31, 1991                9,586           112          3,759     13,457
December 31, 1992                9,677           113          4,614     14,404
December 31, 1993               10,157           126          5,673     15,956
December 31, 1994                8,942           236          5,765     14,943
December 31, 1995                9,876           260          7,237     17,373
December 31, 1996                9,719           256          8,002     17,977

                              PENNSYLVANIA FUND
December 31, 1993(4)           $10,050          $  0        $   488    $10,538
December 31, 1994                8,780            36            979      9,795
December 31, 1995                9,680            40          1,727     11,447
December 31, 1996                9,410            39          2,338     11,787

                             SOUTH CAROLINA FUND
December 31, 1987              $ 9,093          $ 38        $   657    $ 9,788
December 31, 1988                9,403            39          1,415     10,857
December 31, 1989                9,622            40          2,183     11,845
December 31, 1990                9,563            98          2,940     12,601
December 31, 1991                9,916           159          3,940     14,015
December 31, 1992               10,025           217          4,832     15,074
December 31, 1993               10,629           248          5,973     16,850
December 31, 1994                9,437           328          6,130     15,895
December 31, 1995               10,386           361          7,675     18,422
December 31, 1996               10,151           352          8,439     18,942

                                TENNESSEE FUND
December 31, 1988(6)
                               $ 9,650          $  0        $   117    $ 9,767
December 31, 1989                9,900             0            821     10,721
December 31, 1990                9,850            20          1,531     11,401
December 31, 1991               10,140            82          2,379     12,601
December 31, 1992               10,320           103          3,198     13,621
December 31, 1993               10,840           108          4,141     15,089
December 31, 1994                9,840           113          4,520     14,473
December 31, 1995               10,710           123          5,782     16,615
December 31, 1996               10,470           120          6,503     17,093

                                VIRGINIA FUND
December 31, 1987              $ 8,971          $ 56        $   619    $ 9,646
December 31, 1988                9,305            58          1,361     10,724
December 31, 1989                9,520            60          2,150     11,730
December 31, 1990                9,511            60          2,956     12,527
December 31, 1991                9,854            62          3,985     13,901
December 31, 1992                9,957            67          4,909     14,933
December 31, 1993               10,274           309          5,986     16,569
December 31, 1994                9,031           340          6,091     15,462
December 31, 1995                9,991           376          7,682     18,049
December 31, 1996                9,648           363          8,347     18,358
                              WEST VIRGINIA FUND
December 31, 1987              $ 8,798          $ 73        $   659    $ 9,530
December 31, 1988                9,115            76          1,443     10,634
December 31, 1989                9,313            77          2,228     11,618
December 31, 1990                9,330            78          3,024     12,432
December 31, 1991                9,656            90          4,048     13,794
December 31, 1992                9,793            98          4,985     14,876
December 31, 1993               10,274           213          6,158     16,645
December 31, 1994                9,193           211          6,359     15,763
December 31, 1995               10,017           230          7,879     18,126
December 31, 1996                9,828           225          8,684     18,737
------------

(1)Based on initial investment made on February 1, 1990, the initial public offering date of Class A shares.

(2)Based on initial investment made on February 3, 1992, the initial public offering date of Class A shares.
(3)Based on initial investment made on June 6, 1988, the initial public offering date of Class A shares.
(4)Based on initial investment made on February 1, 1993, the initial public offering date of Class A shares.
(5)Based on initial investment made on August 6, 1992, the initial public offering date of Class A shares.
(6)Based on initial investment made on August 12, 1988, the initial public offering date of Class A shares.

EXPLANATORY NOTES:
The results in the table assume that income dividends and capital gain distributions were invested in additional shares. The results also assume that the initial investment in Class A shares was reduced by the current maximum applicable sales charge. No adjustment has been made for any income taxes, if any, payable by shareholders.

                            PERFORMANCE QUOTATIONS


All performance quotations are for the periods ended March 31, 1997.

                                                                                       ACTUAL
                               AVERAGE ANNUAL TOTAL RETURNS   ACTUAL               TAX EQUIVALENT     TAX EQUIVALENT
                              -----------------------------   30-DAY      30-DAY    30-DAY YIELD       30-DAY YIELD
                                                  10 YEAR      YIELD       YIELD     (INCLUDING          (WITHOUT
                                                     OR      (INCLUDING  (WITHOUT    ANY WAIVERS)      ANY WAIVERS)       CURRENT
                                                   LIFE OF      ANY        ANY     ----------------  ------------------ DISTRIBUTION
            FUND              1 YEAR    5 YEAR     FUND(1)    WAIVERS)   WAIVERS)   TAX BRACKETS:       TAX BRACKETS:       RATE
--------------------------    ------    ------     -------    --------  ---------  ----------------  ------------------ ------------
                                                                                     28%       31%      28%        31%
                                                                                    ----      ----     ------     -----
Alabama Fund Class A
  with sales charge .......    0.83%    6.05%      6.76%         --        4.81%     --         --      6.68%      6.97%     5.02%
Alabama Fund Class A
  without sales charge ....    5.82     7.08       7.48          --         --       --         --       --         --        --
Alabama Fund Class B with
 CDSC ......................   0.99     6.15(2)    7.04(2)       --         --       --         --       --         --        --
Alabama Fund Class B without
 CDSC ......................   4.98     6.46(2)    7.04(2)       --        4.29      --         --      5.96       6.22      4.46

Arkansas Fund Class A with
sales charge ...............  -0.15     5.30       5.11          --        5.16      --         --      7.17       7.48      4.86
Arkansas Fund Class A
without sales charge .......   4.78     6.33       6.10          --         --       --         --       --         --        --
Arkansas Fund Class B with
 CDSC ......................   0.06     5.30(2)    5.27(2)       --         --       --         --       --         --        --
Arkansas Fund Class B
 without CDSC ..............   4.05     5.63(2)    5.42(2)       --        4.91      --         --      6.82       7.12      4.30

California Fund Class A with
 sales charge ..............  -0.49     5.39       6.24         5.13       4.98     7.13       7.43     6.92       7.22      5.17
California Fund Class A
 without sales charge ......   4.55     6.42       6.76          --         --       --         --       --         --        --
California Fund Class B with
 CDSC ......................  -0.32     5.37(2)    6.39(2)       --         --       --         --       --         --        --
California Fund Class B
without CDSC .............      3.64    5.69(2)    6.39(2)      4.50      4.35      6.25      6.52    6.04         6.30      4.54
California Fund Class C with
 CDSC ......................    2.52    5.73(3)    6.41(3)       --         --       --         --       --         --        --
California Fund Class C
 without CDSC ..............    3.51    5.73(3)    6.41(3)      4.35       4.20     6.04       6.30     5.83       6.09      4.41

Florida Fund Class A with
 sales charge ..............   -1.49    5.55       5.29          --        4.91      --         --      6.82       7.12      5.05
Florida Fund Class A without
 sales charge ..............    3.43    6.58       6.29          --         --       --         --       --         --        --
Florida Fund Class B with
 CDSC ......................   -1.37    5.53(2)    5.43(2)       --         --       --         --       --         --        --
Florida Fund Class B without
 CDSC ......................    2.56    5.85(2)    5.59(2)       --        4.54      --         --      6.31       6.58      4.44

Georgia Fund Class A with
 sales charge ..............   -0.47    5.08       6.43         5.32       5.22     7.39       7.71     7.25       7.57      5.04
Georgia Fund Class A without
 sales charge ..............    4.47    6.10       7.02          --         --       --         --       --         --        --
Georgia Fund Class B with
 CDSC ......................   -0.33    5.16(2)    6.67(2)       --         --       --         --       --         --        --
Georgia Fund Class B without
 CDSC ......................    3.63    5.48(2)    6.67(2)      4.83       4.73     6.71       7.00     6.57       6.86      4.48

Maryland Fund Class A with
 sales charge ..............   -1.17    4.40       5.61         4.81       4.71     6.68       6.97     6.54       6.83      4.87
Maryland Fund Class A
 without sales charge ......    3.75    5.42       6.13          --         --       --         --       --         --        --
Maryland Fund Class B with
 CDSC ......................   -0.92    4.54(2)    5.85(2)       --         --       --         --       --         --        --
Maryland Fund Class B
 without CDSC ..............    3.03    4.87(2)    5.85(2)      4.39       4.29     6.10       6.36     5.96       6.22      4.41

Massachusetts Fund Class A
 with sales charge..........   -0.58    5.16       5.94         5.18       5.08     7.19       7.51     7.06       7.36      5.21
Massachusetts Fund Class A
 without sales charge.......    4.39    6.19       6.46          --         --       --         --       --         --        --
Massachusetts Fund Class B
 with CDSC .................   -0.30    5.35(2)    6.20(2)       --         --       --         --       --         --        --
Massachusetts Fund Class B
 without CDSC ..............    3.66    5.67(2)    6.20(2)      4.76       4.66     6.61       6.90     6.47       6.75      4.75

Mississippi Fund Class A
 with sales charge .........    0.18    N/A        4.29          --        5.46      --         --      7.58       7.91      4.88
Mississippi Fund Class A
 without sales charge ......    5.22    N/A        5.38          --         --       --         --       --         --        --
Mississippi Fund Class B
 with CDSC .................    0.33    N/A        4.31(2)       --         --       --         --       --         --        --
Mississippi Fund Class B
 without CDSC ..............    4.33    N/A        4.67(2)       --        4.71      --         --      6.54       6.83      4.27

New York Fund Class A with
 sales charge ..............   -0.28    5.83       7.09          --        4.88      --         --      6.78       7.07      4.94
New York Fund Class A
 without sales charge ......    4.68    6.86       7.69          --         --       --         --       --         --        --
New York Fund Class B with
 CDSC ......................   -0.21    5.91(2)    7.32(2)       --         --       --         --       --         --        --
New York Fund Class B
 without CDSC ..............    3.77    6.22(2)    7.32(2)       --        4.37      --         --      6.07       6.33      4.40

North Carolina Fund Class A
 with sales charge .........    0.07    4.98       5.70         4.86       4.77     6.75       7.04     6.63       6.91      4.86
North Carolina Fund Class A
 without sales charge.......    5.09    6.01       6.22          --         --       --         --       --         --        --
North Carolina Fund Class B
 with CDSC .................    0.36    5.12(2)    5.93(2)       --         --       --         --       --         --        --
North Carolina Fund Class B
 without CDSC ..............    4.36    5.44(2)    5.93(2)      4.44       4.34     6.17       6.43     6.03       6.29      4.40
North Carolina Fund Class C
 with CDSC .................    3.42    5.51(3)    5.97(3)       --         --       --         --       --         --        --
North Carolina Fund Class C
 without CDSC ..............    4.41    5.51(3)    5.97(3)      4.45       4.35     6.18       6.45     6.04       6.30      4.45

Pennsylvania Fund Class A
 with sales charge .........   -0.33%   N/A        3.98%        5.54%      4.65%    7.69%      8.03%    6.46%      6.74%     5.54%
Pennsylvania Fund Class A
 without sales charge.......    4.67    N/A        5.21          --         --       --         --       --         --        --
Pennsylvania Fund Class B
 with CDSC .................   -0.12    N/A        4.05(2)       --         --       --         --       --         --        --
Pennsylvania Fund Class B
 without CDSC ..............    3.83    N/A        4.46(2)      4.99       4.07     6.93       7.23     5.65       5.90      5.00

South Carolina Fund Class A
 with sales charge .........   -0.53    5.09       6.24         5.11       4.99     7.10       7.41     6.93       7.23      4.92
South Carolina Fund Class A
 without sales charge ......    4.46    6.12       6.76          --         --       --         --       --         --        --
South Carolina Fund Class B
 with CDSC .................   -0.24    5.25(2)    6.48(2)       --         --       --         --       --         --        --
South Carolina Fund Class B
 without CDSC ..............    3.73    5.58(2)    6.48(2)      4.70       4.00     6.53       6.81     5.56       5.80      4.46

Tennessee Fund Class A with
 sales charge ..............   -0.49    5.09       6.40         5.40       5.31     7.50       7.83     7.38       7.70      4.95
Tennessee Fund Class A
 without sales charge ......    4.48    6.12       7.00          --         --       --         --       --         --        --
Tennessee Fund Class B with
 CDSC ......................   -0.21    5.23(2)    6.67(2)       --         --       --         --       --         --        --
Tennessee Fund Class B
 without CDSC ..............    3.76    5.55(2)    6.67(2)      5.01       4.91     6.96       7.26     6.82       7.12      4.50

Virginia Fund Class A with
 sales charge ..............   -0.98    4.62       5.92         4.99       4.88     6.93       7.23     6.78       7.07      5.06
Virginia Fund Class A
 without sales charge ......    3.97    5.64       6.43          --         --       --         --       --         --        --
Virginia Fund Class B with
 CDSC ......................   -0.70    4.78(2)    6.16(2)       --         --       --         --       --         --        --
Virginia Fund Class B
 without CDSC ..............    3.24    5.10(2)    6.16(2)      4.56       4.46     6.33       6.61     6.19       6.46      4.60
Virginia Fund Class C with
 CDSC ......................    2.31    5.15(3)    6.19(3)       --         --       --         --       --         --        --
Virginia Fund Class C
 without CDSC ..............    3.30    5.15(3)    6.19(3)      4.54       4.43     6.31       6.58     6.15       6.42      4.65

West Virginia Fund Class A
 with sales charge .........    0.16    5.24       6.23          --        5.10      --         --      7.08       7.39      5.03
West Virginia Fund Class A
 without sales charge.......    5.20    6.27       6.75          --         --       --         --       --         --        --
West Virginia Fund Class B
 with CDSC .................    0.48    5.40(2)    6.48(2)       --         --       --         --       --         --        --
West Virginia Fund Class B
 without CDSC ..............    4.47    5.72(2)    6.48(2)       --        4.68      --         --      6.50       6.78      4.58

----------
(1)For the period from the commencement of investment operations of Class A shares to March 31, 1997, or for the 10 years ended March 31, 1997, whichever is shorter, as noted below:

                  FUND                      PERIOD
                  ----                      ------
Alabama ................................  From February 1, 1990
Arkansas ...............................  From February 3, 1992
California .............................  10 years
Florida ................................  From February 3, 1992
Georgia ................................  From June 6, 1988
Maryland ...............................  10 years
Massachusetts ..........................  10 years
Mississippi ............................  From August 6, 1992
New York ...............................  From June 6, 1988
North Carolina .........................  10 years
Pennsylvania ...........................  From February 1, 1993
South Carolina .........................  10 years
Tennessee ..............................  From August 12, 1988
Virginia ...............................  10 years
West Virginia ..........................  10 years

(2)Class B share performance includes the performance of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares on September 7, 1993. Sales charges, expenses and expense ratios, and therefore performance, for Class A and Class B shares differ. Class B share performance has been adjusted to reflect that Class B shares generally are subject to a CDSC (unless the performance quotation does not give effect to the CDSC) whereas Class A shares generally are subject to an initial sales charge. Class B share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.
(3)Class C share performance includes the performance of the Fund's Class A shares for periods prior to the commencement of offering of Class C shares on January 3, 1994. Sales charges, expenses and expense ratios, and therefore performance, for Class A and Class C shares differ. Class C share performance has been adjusted to reflect that Class C shares generally are subject to a CDSC (unless the performance quotation does not give effect to the CDSC) whereas Class A shares generally are subject to an initial sales charge. Class C share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.

                                  APPENDIX B

                                SALES CHARGES


                                         CDSC           CDSC           CDSC           CDSC           CDSC
                                      IMPOSED ON     IMPOSED ON     IMPOSED ON     IMPOSED ON     IMPOSED ON
                                      REDEMPTION     REDEMPTION     REDEMPTION     REDEMPTION     REDEMPTION
                                      OF CLASS B     OF CLASS B     OF CLASS B     OF CLASS C     OF CLASS A
                                        SHARES         SHARES         SHARES         SHARES         SHARES
                                       12 MONTHS      12 MONTHS      12 MONTHS      12 MONTHS      12 MONTHS
               FUND                  ENDED 3/31/97  ENDED 3/31/96  ENDED 3/31/95  ENDED 3/31/97  ENDED 3/31/97
-----------------------------------  -------------  -------------  -------------  -------------  -------------
Alabama Fund.......................    $  7,246        $ 2,531       $ 22,060        $ --          $  --
Arkansas Fund .....................      24,877          4,215         12,360          --             --
California Fund ...................     171,782         96,292        137,206         3,203         16,440

Florida Fund ......................      50,353         52,478         26,736          --               10
Georgia Fund ......................      45,183         10,865         22,152          --              244
Maryland Fund .....................      39,109         59,233         28,095          --             --

Massachusetts Fund ................      29,809         14,743         31,362          --               47
Mississippi Fund ..................      48,353         24,336         14,243          --             --
New York Fund .....................      95,716         29,930         37,704          --               51

North Carolina Fund ...............     103,158         66,144         61,014         1,076           --
Pennsylvania Fund .................      33,143         18,579         10,091          --           11,294
South Carolina Fund ...............      40,979         37,842         32,652          --              683

Tennessee Fund ....................      53,602         19,385         13,716          --             --
Virginia Fund .....................      89,149         46,610         56,011          --             --
West Virginia Fund ................      54,376         33,870         24,295          --             --

                                        CLASS A        CLASS A
                                     SALES CHARGES  SALES CHARGES     CLASS A         CLASS A
                                     RECEIVED BY      RECEIVED      GROSS SALES     FUND ASSETS
                                          MFD       BY DEALERS(1)     CHARGES          SOLD
                                       12 MONTHS      12 MONTHS      12 MONTHS       12 MONTHS
               FUND                  ENDED 3/31/97  ENDED 3/31/97  ENDED 3/31/97   ENDED 3/31/97
-----------------------------------  -------------  -------------  -------------   -------------
Alabama Fund.......................    $13,874        $65,389       $ 79,263      $ 3,984,222
Arkansas Fund .....................     34,851         178,324        213,175       12,090,143
California Fund ...................     47,656         347,772        395,428       23,368,452

Florida Fund ......................     18,617          86,868        105,485        5,945,687
Georgia Fund ......................     13,894          61,423         75,317        4,190,865
Maryland Fund .....................     29,470         141,691        171,161        7,799,351

Massachusetts Fund ................     38,548         177,166        215,714       15,707,865
Mississippi Fund ..................     18,104          84,467        102,571        5,480,086
New York Fund .....................     19,546         158,491        178,037        9,931,009

North Carolina Fund ...............     72,935         335,785        408,720       26,128,993
Pennsylvania Fund .................     11,850          69,828         81,678        3,612,890
South Carolina Fund ...............     36,896         175,202        212,098       11,285,379

Tennessee Fund ....................     25,070         114,729        139,799        9,461,974
Virginia Fund .....................     62,832         293,803        356,635       21,450,042
West Virginia Fund ................     38,916         181,111        220,027        9,414,262

                                         CDSC
                                      IMPOSED ON       CLASS A        CLASS A                       CLASS A
                                      REDEMPTION    SALES CHARGES  SALES CHARGES     CLASS A      FUND ASSETS
                                      OF CLASS A    RECEIVED BY      RECEIVED      GROSS SALES       SOLD
                                        SHARES           MFD       BY DEALERS(1)     CHARGES       12 MONTHS
                                       12 MONTHS      12 MONTHS      12 MONTHS      12 MONTHS        ENDED
               FUND                  ENDED 3/31/96  ENDED 3/31/96  ENDED 3/31/96  ENDED 3/31/96     3/31/96
-----------------------------------  -------------  -------------  -------------  -------------     -------
Alabama Fund ......................     $     8       $ 20,941       $111,575       $132,516      $ 6,180,746
Arkansas Fund .....................       --            47,633        241,665        289,298       12,797,880
California Fund ...................       4,819         62,858        479,564        542,422       25,864,991

Florida Fund ......................           4         36,111        179,736        215,847       10,930,910
Georgia Fund ......................           1         20,236        102,368        122,604        5,726,082
Maryland Fund .....................       --            38,119        186,547        224,666        9,023,095

Massachusetts Fund ................       --            48,834        234,208        283,042       16,244,497
Mississippi Fund ..................      17,464         43,109        182,722        225,831       10,037,301
New York Fund .....................         186         29,107        225,222        254,329       14,634,501

North Carolina Fund ...............       2,053        112,097        542,002        654,099       35,984,389
Pennsylvania Fund .................           3         13,598         66,068         79,666        2,559,887
South Carolina Fund ...............         430         53,628        256,423        310,051       14,027,135

Tennessee Fund ....................           4         31,401        144,547        175,948        7,191,545
Virginia Fund .....................       --            91,953        460,556        552,509       29,719,388
West Virginia Fund ................           4         56,110        263,988        320,098       16,356,290

                                         CDSC
                                      IMPOSED ON       CLASS A        CLASS A                      CLASS A
                                      REDEMPTION    SALES CHARGES  SALES CHARGES     CLASS A     FUND ASSETS
                                      OF CLASS A    RECEIVED BY      RECEIVED      GROSS SALES       SOLD
                                        SHARES           MFD       BY DEALERS(1)     CHARGES      12 MONTHS
                                       12 MONTHS      12 MONTHS      12 MONTHS      12 MONTHS       ENDED
               FUND                  ENDED 3/31/95  ENDED 3/31/95  ENDED 3/31/95  ENDED 3/31/95    3/31/95
-----------------------------------  -------------  -------------  -------------  -------------  -----------
Alabama Fund ......................     $     4       $29,302       $158,463       $187,765     $ 9,763,525
Arkansas Fund .....................       2,159       100,116        470,358        570,474      29,001,659
California Fund ...................      15,182        74,444        575,987        650,431      34,477,254

Florida Fund ......................       4,332        44,219        249,572        293,791      14,166,753
Georgia Fund ......................       2,683        39,551        209,120        248,671      10,440,522
Maryland Fund .....................       --           45,665        219,460        265,125      11,534,129

Massachusetts Fund ................       --           53,182        248,636        301,818      19,252,318
Mississippi Fund ..................       1,770        53,458        257,984        311,442      16,656,129
New York Fund .....................       6,408        35,466        298,728        334,194      16,810,290

North Carolina Fund ...............          70        137,516        646,626        784,142      39,754,173
Pennsylvania Fund .................       --            14,379         98,601        112,980       3,547,968
South Carolina Fund ...............       7,826         61,952        306,738        368,690      18,559,628

Tennessee Fund ....................       --            41,320        250,702        292,022      16,571,914
Virginia Fund .....................       --           128,244        606,377        734,621      33,148,823
West Virginia Fund ................     457,411        269,466        326,877      13,277,508


----------
(1)Includes dealers, banks and other financial institutions.

                                  APPENDIX C

                   AMOUNTS PAID UNDER THE DISTRIBUTION PLAN

                    FOR THE 12 MONTHS ENDED MARCH 31, 1997

                                         TOTAL
                                        PAID(3)
                                         UNDER        % OF AVG.      AMOUNT                          AMOUNT
                                     DISTRIBUTION     DAILY NET       PAID         AMOUNT PAID      RETAINED
               FUND                      PLAN          ASSETS        TO MFD       TO DEALERS(1)      BY MFD
----------------------------------  ---------------  -----------  -------------  ---------------  -------------
Alabama Fund Class A .............      $  199,904      0.25%          $--              $142,329        $57,575
Alabama Fund Class B .............          68,255      1.00             51,191           12,911          4,153

Arkansas Fund Class A ............         157,360      0.10            --               120,762         36,598
Arkansas Fund Class B ............          65,101      0.84             58,209            4,193          2,699

California Fund Class A ..........         --            --             --              --              --
California Fund Class B ..........         296,124      0.83            268,333           27,791        --
California Fund Class C ..........          40,308      1.00            --                31,882          8,426

Florida Fund Class A .............         --            --             --              --              --
Florida Fund Class B .............         117,638      0.81            108,642            8,996        --

Georgia Fund Class A .............         160,929      0.25            --               141,429         19,500
Georgia Fund Class B .............         102,425      1.00             76,818           21,481          4,126

Maryland Fund Class A ............         463,635      0.35            132,048          280,126         51,461
Maryland Fund Class B ............         155,707      1.00            116,780           34,247          4,680

Massachusetts Fund Class A .......         852,786      0.35            243,653          436,713        172,420
Massachusetts Fund Class B .......         138,902      1.00            104,176           32,890          1,836

Mississippi Fund Class A .........         --            --             --              --              --
Mississippi Fund Class B .........          91,722      0.80             86,249            5,473        --

New York Fund Class A ............         320,773      0.25            --               274,451         46,322
New York Fund Class B ............         274,467      1.00            205,852           60,276          8,339

North Carolina Fund Class A ......       1,382,786      0.35            395,084          921,284         66,418
North Carolina Fund Class B ......         361,436      1.00            271,077           84,770          5,589
North Carolina Fund Class C ......          93,824      1.00            --                89,191          4,633

Pennsylvania Fund Class A ........         --            --             --              --              --
Pennsylvania Fund Class B ........         199,947      0.80            188,101           11,846        --

South Carolina Fund Class A ......         554,405      0.35            158,401          350,391         45,613
South Carolina Fund Class B ......         202,154      1.00            151,615           45,069          5,470

Tennessee Fund Class A ...........         386,650      0.35            110,472          238,792         37,386
Tennessee Fund Class B ...........         136,253      1.00            102,190           28,228          5,835

Virginia Fund Class A ............       1,398,269      0.35            398,255          900,939         99,075
Virginia Fund Class B ............         295,898      1.00            221,924           58,663         15,311
Virginia Fund Class C ............          35,136      1.00            --                33,681          1,455

West Virginia Fund Class A .......         462,774      0.35            132,221          303,500         27,053
West Virginia Fund Class B .......         133,305      1.00             99,979           30,719          2,607

------------
(1) Includes securities dealers, certain banks and other financial institutions.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIAN AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800) 225-2606

MAILING ADDRESS
P.O. Box 2281, Boston, MA 02107-9906


INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110


[GRAPHIC OMITTED]
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)


MFS(R) MUNICIPAL SERIES TRUST
500 Boylston Street
Boston, MA 02116

                                                               MST-13-8/97/525

[Logo MFS INVESTMENT MANAGEMENT]

Annual Report
for Year Ended
March 31, 1997

MFS(R) Municipal Series Trust
For the States of: Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts

[GRAPHIC Money]

Learning financial basics the easy way (see page 55)

Table of Contents

Letter from the Chairman                  1
Portfolio Managers' Overview              2
Portfolio Managers' Profiles              2
Performance Summary                       3
Fund Facts                                4
Portfolio of Investments                 12
Financial Statements                     25
Notes to Financial Statements            48
Independent Auditors' Report             54
The ABCs of Investing                    55
The MFS Family of Funds(R)               56
Trustees and Officers                    57

Highlights

[bullet] The municipal bond market experienced significant volatility during the past 12 months, with yields on high-grade municipals ranging from a high of almost 6% in June to a low of 5.3% in November, before ending the year at 5.7%.

[bullet] The diminished concern about tax reform, as well as the improved fiscal positions of most state and local governments, contributed to the municipal bond market's strong relative performance.

[bullet] Demand for municipal securities by casualty insurance companies has been strong, a result of these companies' continued profitability and desire to reduce taxable income.

[bullet] The Funds are seeking to protect asset values when interest rates rise by increasing their cash positions. We are also selectively purchasing higher-yielding credits that, in the opinion of our research group, have proven to be the best investments in most markets.

Letter from the Chairman

[photo of A. Keith Brodkin]

Dear Shareholders:

After more than six years of expansion, the U.S. economy is experiencing another year of moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and rising personal bankruptcies, as well as in the ongoing tightness in the labor market, which could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, with more strength occurring earlier in the year.

   In the bond markets, conflicting signals over the strength of the economy have created near-term volatility, and the Federal Reserve Board has begun taking measured steps to control inflation by raising short-term interest rates. Should additional signs of more rapid economic growth and, particularly, of higher inflation appear, we would expect the Fed to continue its anti-inflationary stance. While inflationary forces largely remained in check in 1996, the continued strength in the labor market means that a pickup in inflation is still possible. At the same time, the U.S. budget deficit continues to decline and, as a percentage of gross domestic product, is now less than 2%, which we consider a positive development for the bond markets. Although interest rates may move higher over the coming months, we believe that, at current levels, fixed-income markets remain equitably valued.

   We appreciate your support and welcome any questions or comments you may have.

Respectfully,
/s/ A. Keith Brodkin
A. Keith Brodkin
Chairman and President

April 14, 1997

7
Portfolio Managers' Overview

Dear Shareholders:

The municipal bond market experienced significant volatility during the fiscal year ended March 31, 1997. High-grade municipal yields ranged from a high of almost 6% in June to a low of 5.3% in November, before ending the year at 5.7%. Municipals outperformed U.S. Treasuries during the period, as yields on 30-year Treasury bonds rose approximately 50 basis points (0.50%) to 7.1% (although principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity).

   The primary reason for the strong relative performance of municipals was the diminished concern about tax reform and its potential impact on the market. This caused the ratio of municipal to Treasury yields to drop from a fiscal-year high of approximately 85% last April to 82.5% by early May. This relationship, like absolute yields, ranged widely during the fiscal year. Generally, we witnessed strong demand for municipals and good relative performance when yields rose, and underperformance by municipals when yields declined. This trend was most visible during the fall of 1996, when the ratio reached almost 80% and Treasury yields were close to their fiscal-year high of 7.15%. The government market then rallied sharply, as a number of statistics indicated a slowing economy. Municipals lagged, and the yield ratio moved to over 84%, with yields on Treasuries dropping to 6.35%. The ratio ended the fiscal year at about 80%.

   During the year, demand for municipal securities by casualty insurance companies was strong owing to these companies' continued profitability and desire to reduce taxable income. Individual investors were also major buyers when yields increased. During this period, mutual funds had generally flat cash flows, as the equity market captivated the interest of most fund investors. The supply of new municipal issues was essentially unchanged over the period, while the redemption of older issues continued to run relatively high. These factors helped create favorable supply/demand conditions for municipals during the year.

   Credit quality in the municipal market has generally continued its improving trend, with most state and local budgets in very good shape. Health care providers and utilities have come under pressure in particular markets, while most corporate-backed industrial revenue bonds have done well. Unlike some previous years, there has been no major credit event to impact the market. This factor, combined with the increase in the issuance of insured bonds from 43% of the market in 1995 to 47% currently, has caused yield spreads for quality issues to continue narrowing, while lower-quality bonds have outperformed.

   Last year, our strategy was to remain fully invested and reduce interest rate exposure by hedging in the futures market. This was effective when the market sold off but, in many cases, the positive impact was more than offset when the market rallied. This year, we are seeking to protect asset values when rates rise by increasing our cash positions. Finally, we believe that bond insurers will continue to grow market share and that credit spreads will remain tight. In light of this expectation, we are selectively purchasing higher-yielding credits recommended by our research group.

Respectfully,
/s/ David R. King and David B. Smith
David R. King and David B. Smith
Portfolio Managers

Portfolio Managers' Profiles

David R. King has been a member of the MFS investment staff since 1985. A graduate of the University of New Hampshire and the Babson College Graduate School of Business Administration, he began his career at MFS as a member of the Fixed Income Department and was named Assistant Vice President - Investments in 1987 and Vice President - Investments in 1988. Mr. King is a Chartered Financial Analyst (C.F.A.) and currently has portfolio management responsibilities for the Alabama, Arkansas, Florida, and Maryland state Funds.

David B. Smith has been a member of the MFS investment staff since 1988. A graduate of Union College and the Babson College Graduate School of Business Administration, he began his career at MFS as a Senior Treasury Analyst in the Corporate Treasury Department. He was named a Research Analyst in the Fixed Income Department in 1989, Investment Officer in 1990, Assistant Vice President - Investments in 1991 and Vice President - Investments in 1993. Mr. Smith is a C.F.A. and currently has portfolio management responsibilities for the California, Georgia, and Massachusetts state Funds.

Performance Summary

The performance of the individual state Funds listed below and on the following page includes the reinvestment of distributions but excludes the effects of any sales charges. Each Fund's results have been compared to the Lehman Brothers Municipal Bond Index (the Lehman Index), an unmanaged index of municipal bond investments rated "Baa" or higher. However, while this index is considered the benchmark for performance of municipal bonds, it is comprised of municipal bonds issued nationwide, while each of the Funds in the Trust is limited to investing in the bonds of a particular state. Because individual indices do not exist for all of the states, we have provided a discussion of each Fund's performance relative to the Lehman Index.

The portfolio of each Fund will tend to be structured with respect to maturity and coupon and sector distribution, reflecting our views on interest rates, credit quality, and financing trends. However, each Fund's performance will differ because of supply/demand and credit quality conditions, which vary from state to state.

Alabama

For the fiscal year ended March 31, 1997 the Fund provided a total return of 5.82% for Class A shares and 4.98% for Class B shares. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. The average Alabama fund returned 5.28%, according to Lipper Analytical Services, an independent firm that reports mutual fund performance, while the Lehman Index returned 5.45% over the same period. The Fund benefited from its holdings of higher-yielding bonds relative to its competitors.

Arkansas

For the fiscal year ended March 31, 1997 the Fund's Class A shares provided a total return of 4.87%, while Class B shares returned 4.05%. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. These figures compare to a 5.04% return for the average index for other states, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. Many higher-yielding bonds performed well, while some shorter-maturity, pre-refunded bonds underperformed.

California

The Fund's total returns for the fiscal year ended March 31, 1997 were 4.55% for Class A shares, 3.64% for Class B shares, and 3.51% for Class C shares. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. These figures compare to a 5.23% return for the average California fund, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. The Fund's high average credit quality and longer-maturity bonds were a disadvantage to its performance during the first three fiscal quarters because lower-quality and shorter-maturity bonds outperformed during this period. Our strategy of hedging the Fund's longer-maturity bonds augmented performance through September 1996, but the severe underperformance of the municipal market at the end of October caused this move to backfire. In November, we shifted gears by unwinding the Fund's hedges, and in December we shortened durations by moving our holdings into shorter-maturity bonds and increasing our cash position. We are also looking to augment the Fund's performance by increasing its holdings of lower-rated, investment-grade bonds at appropriate yield spreads. This strategy has allowed the Fund to outperform during the period's last fiscal quarter.

Florida

The Fund provided a total return of 3.43% for Class A shares and 2.56% for Class B shares for the fiscal year ended March 31, 1997. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. These figures compare to a 4.79% return for the average Florida fund, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. The underperformance was primarily attributable to the defensive posture taken during the fourth quarter, when interest rates declined dramatically.

Georgia

The Fund's total returns for the fiscal year ended March 31, 1997 were 4.47% for Class A shares and 3.63% for Class B shares. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. These figures compare to a 4.89% return for the average Georgia fund, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. We maintained the Fund's holdings of high-quality, longer-maturity bonds during the fiscal year, hedging its interest rate exposure during times of volatility. This strategy caused the Fund to underperform holdings of lower-quality, shorter-maturity bonds. In November, we shifted gears by unwinding the Fund's hedges, and in December we shortened duration by moving our holdings into shorter-maturity bonds. We are also looking to augment the Fund's performance by increasing its holdings of lower-rated, investment-grade bonds at appropriate yield spreads. This strategy has allowed the Fund to outperform during the period's last fiscal quarter.

Maryland

For the fiscal year ended March 31, 1997 the Fund's Class A shares provided a total return of 3.75%, and its Class B shares returned 3.03%. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. These figures compare to a 4.54% return for the average Maryland fund, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. The underperformance was primarily attributable to the defensive posture taken during the fourth quarter, when interest rates declined dramatically.

Massachusetts

The Fund's total returns for the fiscal year ended March 31, 1997 were 4.39% for Class A shares and 3.66% for Class B shares. These figures compare to a 5.12% return for the average Massachusetts fund, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. We maintained the Fund's holdings of high-quality, longer-maturity bonds during the fiscal year, hedging its interest rate exposure during times of volatility. This strategy caused the Fund to underperform holdings of lower-quality, shorter-maturity bonds. In November, we shifted gears by unwinding the Fund's hedges, and in December we reduced its holdings of short-dated pre-refunded bonds and increased its cash position. We are also looking to augment the Fund's performance by increasing its holdings of lower-rated, investment-grade bonds at appropriate yield spreads. This strategy has allowed the Fund to improve its relative performance during the period's last fiscal quarter.

Fund Facts

Strategy:                The investment objective of each Fund is to provide current income exempt from federal income taxes and from the personal income taxes, if any, of the state to which its name refers.

Commencement of investment operations:

Alabama                  Class A:   February 1, 1990        Georgia                  Class A:   June 6, 1988
                         Class B:   September 7, 1993                                Class B:   September 7, 1993

Arkansas                 Class A:   February 3, 1992        Maryland                 Class A:   October 31, 1984
                         Class B:   September 7, 1993                                Class B:   September 7, 1993

California               Class A:   June 18, 1985           Massachusetts            Class A:   April 9, 1985
                         Class B:   September 7, 1993                                Class B:   September 7, 1993
                         Class C:   January 3, 1994

Florida                  Class A:   February 3, 1992
                         Class B:   September 7, 1993

Net assets as of March 31, 1997

Alabama:                            $ 84.2 million
Arkansas:                           $151.8 million
California:                         $273.2 million
Florida:                            $ 95.0 million
Georgia:                            $ 69.8 million
Maryland:                           $143.8 million
Massachusetts:                      $250.1 million

Tax Form Summary

In January 1997, shareholders were mailed a Tax Form Summary reporting the federal tax status of all distributions paid during the calendar year 1996.

Federal Income Tax Information on Distributions

The MFS Alabama Municipal Bond Fund has designated $694,193 as a long-term capital gain.

Exempt-Interest Dividends

For federal income tax purposes, approximately 98.9% of the total dividends paid by each Fund from net investment income during the year ended March 31, 1997, is designated as an exempt-interest dividend.

The following information illustrates the growth of a hypothetical $10,000 investment for each Fund's Class A shares for the periods indicated in comparison to various market indicators. Fund results reflect the deduction of the 4.75% maximum sales charge; benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown, based on the differences in loads and fees paid by shareholders investing in the different classes. It is not possible to invest in an index.

MFS(R) ALABAMA MUNICIPAL BOND FUND
Growth of a Hypothetical $10,000 Investment (For the period from February 1, 1990 through March 31, 1997)

[3 Line Graph]

                MFS Alabama                           Lehman Brothers
                Municipal Bond     Consumer Price     Municipal
                Fund - Class A     Index -- U.S.      Bond Index
2/1/90          9525               10000              10000
3/29/91         10289              10597              11023
3/31/93         12849              11272              13643
3/31/95         14080              11884              14996
3/31/97         15978              12564              17140

Average Annual Total Returns

                                                                             1 Year    3 Years    5 Years   Life of Fund++
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Alabama Municipal Bond Fund (Class A) including 4.75% sales charge        +0.83%    +4.78%     +6.05%        +6.76%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Alabama Municipal Bond Fund (Class A) at net asset value                  +5.82%    +6.49%     +7.08%        +7.48%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Alabama Municipal Bond Fund (Class B) with CDSC                           +0.99%    +4.72%     +6.15%        +7.04%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Alabama Municipal Bond Fund (Class B) at net asset value                  +4.98%    +5.62%     +6.46%        +7.04%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Average Alabama tax-exempt municipal bond fund**                              +5.28%    +6.05%     +7.08%        +7.06%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Lehman Brothers Municipal Bond Index***                                       +5.45%    +7.08%     +7.17%        +7.81%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Consumer Price Index*                                                         +2.91%    +2.83%     +2.82%        +3.24%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------

 ++For the period from the commencement of the Fund's investment operations, February 1, 1990, to March 31, 1997.

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).

 **Source: Lipper Analytical Services.

***Source: CDA/Wiesenberger.

Class B share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) ARKANSAS MUNICIPAL BOND FUND
Growth of a Hypothetical $10,000 Investment (For the period from March 1, 1992 through March 31, 1997)

[3 Line Graph]

                MFS Arkansas                          Lehman Brothers
                Municipal Bond     Consumer Price     Municipal
                Fund - Class A     Index -- U.S.      Bond Index
3/92            9525               10000              10000
3/93            10792              10398              11260
3095            11611              10963              12377
3/97            12956              11549              14142


Average Annual Total Returns

                                                                              1 Year    3 Years    5 Years   Life of Fund++
 ---------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Arkansas Municipal Bond Fund (Class A) including 4.75% sales charge        -0.15%    +3.96%     +5.30%        +5.11%
 ---------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Arkansas Municipal Bond Fund (Class A) at net asset value                  +4.78%    +5.65%     +6.33%        +6.10%
 ---------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Arkansas Municipal Bond Fund (Class B) with CDSC+++                        +0.06%    +3.79%     +5.30%        +5.27%
 ---------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Arkansas Municipal Bond Fund (Class B) at net asset value                  +4.05%    +4.71%     +5.63%        +5.42%
 ---------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Average other state tax-exempt municipal bond fund**                           +5.04%    +5.95%     +6.31%        +6.09%
 ---------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Lehman Brothers Municipal Bond Index***                                        +5.45%    +7.08%     +7.17%        +6.96%
 ---------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Consumer Price Index*                                                          +2.91%    +2.83%     +2.82%        +2.90%
 ---------------------------------------------------------------------------  -------- ---------  ---------  ----------------

 ++For the period from the commencement of the Fund's investment operations, February 3, 1992 to March 31, 1997.

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).

 **Source: Lipper Analytical Services.

***Source: CDA/Wiesenberger.

+++These returns reflect the current maximum Class B contingent deferred sales charge (CDSC) of 2%.

Class B share results with CDSC include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC, has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) CALIFORNIA MUNICIPAL BOND FUND
Growth of a Hypothetical $10,000 Investment (For the 5-year period ended March 31, 1997)

[3 Line Graph]

        MFS California                        Lehman Brothers
        Municipal Bond     Consumer Price     Municipal
        Fund - Class A     Index -- U.S.      Bond Index
3/92    9523               10000              10000
3/93    10852              10309              11252
3/94    10994              10567              11513
3/95    11527              10869              12369
3/96    12433              11165              13406
3/97    12999              11491              14137

Growth of a Hypothetical $10,000 Investment (For the 10-year period ended March 31, 1997)

[3 Line Graph]

           MFS California                        Lehman Brothers
           Municipal Bond     Consumer Price     Municipal
           Fund - Class A     Index -- U.S.      Bond Index
3/31/87    9532               10000              10000
3/31/89    10252              10904              10989
3/29/91    12150              12036              13270
3/31/93    15302              12803              16424
3/31/95    16253              13498              18053
3/31/97    18328              14272              20634

Average Annual Total Returns

                                                                                1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS California Municipal Bond Fund (Class A) including 4.75% sales charge        -0.49%    +4.06%     +5.39%     +6.24%
------------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS California Municipal Bond Fund (Class A) at net asset value                  +4.55%    +5.74%     +6.42%     +6.76%
------------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS California Municipal Bond Fund (Class B) with CDSC                           -0.32%    +3.84%     +5.37%     +6.39%
------------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS California Municipal Bond Fund (Class B) at net asset value                  +3.64%    +4.76%     +5.69%     +6.39%
------------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS California Municipal Bond Fund (Class C) with CDSC++                         +2.52%    +4.68%     +5.73%     +6.41%
------------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS California Municipal Bond Fund (Class C) at net asset value                  +3.51%    +4.68%     +5.73%     +6.41%
------------------------------------------------------------------------------  -------- ---------  --------- -----------
Average California tax-exempt municipal bond fund**                              +5.23%    +6.21%     +6.61%     +6.56%
------------------------------------------------------------------------------  -------- ---------  --------- -----------
Lehman Brothers Municipal Bond Index***                                          +5.45%    +7.08%     +7.17%     +7.51%
------------------------------------------------------------------------------  -------- ---------  --------- -----------
Consumer Price Index*                                                            +2.91%    +2.83%     +2.82%     +3.62%
------------------------------------------------------------------------------  -------- ---------  --------- -----------

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).

 **Source: Lipper Analytical Services.

***Source: CDA/Wiesenberger.

 ++Class C shares have no initial sales charge but will be subject to a 1%
   CDSC if redeemed within 12 months of purchase.

Class B and Class C share results include the performance and operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares and Class C shares. Because operating expenses attributable to Class B and Class C shares are higher than those of Class A shares, Class B and Class C share performance generally would have been lower than Class A share performance. These results represent the percentage change in net asset value. Returns would have been lower had sales charges been reflected.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) FLORIDA MUNICIPAL BOND FUND
Growth of a Hypothetical $10,000 Investment (For the period from March 1, 1992 through March 31, 1997)

[3 Line Graph]

        MFS Florida                           Lehman Brothers
        Municipal Bond     Consumer Price     Municipal
        Fund - Class A     Index -- U.S.      Bond Index
3/92    9525               10000              10000
3/93    10855              10398              11260
3/95    11701              10963              12377
3/97    13087              11549              14142

Average Annual Total Returns

                                                                             1 Year    3 Years    5 Years   Life of Fund++
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Florida Municipal Bond Fund (Class A) including 4.75% sales charge        -1.49%    +4.06%     +5.55%        +5.29%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Florida Municipal Bond Fund (Class A) at net asset value                  +3.43%    +5.75%     +6.58%        +6.29%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Florida Municipal Bond Fund (Class B) with CDSC+++                        -1.37%    +3.90%     +5.53%        +5.43%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Florida Municipal Bond Fund (Class B) at net asset value                  +2.56%    +4.81%     +5.85%        +5.59%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Average Florida tax-exempt municipal bond fund**                              +4.79%    +6.35%     +6.79%        +6.09%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Lehman Brothers Municipal Bond Index***                                       +5.45%    +7.08%     +7.17%        +6.96%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Consumer Price Index*                                                         +2.91%    +2.83%     +2.82%        +2.90%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------

 ++For the period from the commencement of the Fund's investment operations, February 3, 1992, to March 31, 1997.

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).

 **Source: Lipper Analytical Services.

***Source: CDA/Wiesenberger.

+++These returns reflect the current maximum Class B contingent deferred sales charge (CDSC) of 2%.

Class B share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) GEORGIA MUNICIPAL BOND FUND
Growth of a Hypothetical $10,000 Investment (For the period from July 1, 1988 through March 31, 1997)

[3 Line Graph]
        MFS Georgia                           Lehman Brothers
        Municipal Bond     Consumer Price     Municipal
        Fund - Class A     Index -- U.S.      Bond Index
7/88    9525               10000              10000
3/90    10838              10953              11798
3/92    12888              11855              14173
3/95    15580              12885              17530
3/97    17348              13565              19748

Average Annual Total Returns

                                                                             1 Year    3 Years    5 Years   Life of Fund++
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Georgia Municipal Bond Fund (Class A) including 4.75% sales charge        -0.47%    +3.83%     +5.08%        +6.43%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Georgia Municipal Bond Fund (Class A) at net asset value                  +4.47%    +5.53%     +6.10%        +7.02%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Georgia Municipal Bond Fund (Class B) with CDSC                           -0.33%    +3.75%     +5.16%        +6.67%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
MFS Georgia Municipal Bond Fund (Class B) at net asset value                  +3.63%    +4.68%     +5.48%        +6.67%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Average Georgia tax-exempt municipal bond fund**                              +4.89%    +6.16%     +6.38%        +6.62%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Lehman Brothers Municipal Bond Index***                                       +5.45%    +7.08%     +7.17%        +8.20%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------
Consumer Price Index*                                                         +2.91%    +2.83%     +2.82%        +3.57%
 --------------------------------------------------------------------------  -------- ---------  ---------  ----------------

 ++For the period from the commencement of the Fund's investment operations, June 6, 1988, to March 31, 1997.

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).

 **Source: Lipper Analytical Services.

***Source: CDA/Wiesenberger.

Class B share results with CDSC include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) MARYLAND MUNICIPAL BOND FUND
Growth of a Hypothetical $10,000 Investment (For the 5-year period ended March 31, 1997)

[3 Line Graph]

           MFS Maryland                          Lehman Brothers
           Municipal Bond     Consumer Price     Municipal
           Fund - Class A     Index -- U.S.      Bond Index
3/31/92    9528               10000              10000
3/31/93    10537              10309              11252
3/31/94    10576              10567              11513
3/31/95    11264              10869              12369
3/29/96    11960              11165              13406
3/31/97    12408              11491              14137

Growth of a Hypothetical $10,000 Investment (For the 10-year period ended March 31, 1997)

[3 Line Graph]

           MFS Maryland                          Lehman Brothers
           Municipal Bond     Consumer Price     Municipal
           Fund - Class A     Index -- U.S.      Bond Index
3/31/87    9528               10000              10000
3/31/89    10369              10904              13270
3/29/91    12218              12036              13270
3/31/93    14667              12803              16424
3/31/95    15680              13498              18063
3/31/97    17271              14272              20634

Average Annual Total Returns

                                                                              1 Year    3 Years    5 Years    10 Years
 ---------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS Maryland Municipal Bond Fund (Class A) including 4.75% sales charge        -1.17%    +3.78%     +4.40%     +5.61%
 ---------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS Maryland Municipal Bond Fund (Class A) at net asset value                  +3.75%    +5.47%     +5.42%     +6.13%
 ---------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS Maryland Municipal Bond Fund (Class B) with CDSC                           -0.92%    +3.80%     +4.54%     +5.85%
 ---------------------------------------------------------------------------  -------- ---------  --------- -----------
MFS Maryland Municipal Bond Fund (Class B) at net asset value                  +3.03%    +4.72%     +4.87%     +5.85%
 ---------------------------------------------------------------------------  -------- ---------  --------- -----------
Average Maryland tax-exempt municipal bond fund**                              +4.54%    +5.98%     +6.45%     +6.27%
 ---------------------------------------------------------------------------  -------- ---------  --------- -----------
Lehman Brothers Municipal Bond Index***                                        +5.45%    +7.08%     +7.17%     +7.51%
 ---------------------------------------------------------------------------  -------- ---------  --------- -----------
Consumer Price Index*                                                          +2.91%    +2.83%     +2.82%     +3.62%
 ---------------------------------------------------------------------------  -------- ---------  --------- -----------

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).

 **Source: Lipper Analytical Services.

***Source: CDA/Wiesenberger.

Class B share results with CDSC include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
Growth of a Hypothetical $10,000 Investment (For the 5-year period ended March 31, 1997)

[3 Line Graph]

           MFS Massachusetts                     Lehman Brothers
           Municipal Bond     Consumer Price     Municipal
           Fund - Class A     Index -- U.S.      Bond Index
3/31/92    9522               10000              10000
3/31/93    10702              10309              11252
3/31/94    10875              10869              12369
3/31/95    11515              10869              12369
3/29/96    12315              11165              13406
3/31/97    12856              11491              14137

Growth of a Hypothetical $10,000 Investment (For the 10-year period ended March 31, 1997)

[3 Line Graph]

           MFS Massachusetts                     Lehman Brothers
           Municipal Bond     Consumer Price     Municipal
           Fund - Class A     Index -- U.S.      Bond Index
3/31/87    9523               10000              10000
3/31/89    10243              10904              10989
3/29/91    11984              12036              13270
3/31/93    14824              12803              16424
3/31/95    15950              13498              18053
3/31/97    17808              14272              20634

Average Annual Total Returns

                                                                                   1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------  --------  --------- --------- -----------
MFS Massachusetts Municipal Bond Fund (Class A) including 4.75% sales charge        -0.58%    +4.05%     +5.16%     +5.94%
---------------------------------------------------------------------------------  --------  --------- --------- -----------
MFS Massachusetts Municipal Bond Fund (Class A) at net asset value                  +4.39%    +5.74%     +6.19%     +6.46%
---------------------------------------------------------------------------------  --------  --------- --------- -----------
MFS Massachusetts Municipal Bond Fund (Class B) with CDSC                           -0.30%    +4.10%     +5.35%     +6.20%
---------------------------------------------------------------------------------  --------  --------- --------- -----------
MFS Massachusetts Municipal Bond Fund (Class B) at net asset value                  +3.66%    +5.02%     +5.67%     +6.20%
---------------------------------------------------------------------------------  --------  --------- --------- -----------
Average Massachusetts tax-exempt municipal bond fund**                              +5.12%    +6.21%     +6.73%     +6.60%
---------------------------------------------------------------------------------  --------  --------- --------- -----------
Lehman Brothers Municipal Bond Index***                                             +5.45%    +7.08%     +7.17%     +7.51%
---------------------------------------------------------------------------------  --------  --------- --------- -----------
Consumer Price Index*                                                               +2.91%    +2.83%     +2.82%     +3.62%
---------------------------------------------------------------------------------  --------  --------- --------- -----------

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).

 **Source: Lipper Analytical Services.

***Source: CDA/Wiesenberger.

Class B share results with CDSC include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Portfolio of Investments - March 31, 1997
MFS ALABAMA MUNICIPAL BOND FUND

Municipal Bonds - 96.8%

-------------------------------------------------------------------------------
                                                Principal Amount
Issuer                                           (000 Omitted)         Value
-------------------------------------------------------------------------------
General Obligation - 11.2%
  Birmingham, AL, 8s, 2015                            $1,150        $ 1,188,537
  Hoover, AL, AMBAC, 5s, 2020                          1,120            999,118
  Huntsville, AL, 5.5s, 2020                           1,500          1,415,985
  Shelby County, AL, 7.4s, 2007                        1,000          1,095,510
  Shelby County, AL, 7.7s, 2017                          800            875,376
  Shelby County, AL, MBIA, 0s, 2011                    3,000          1,244,280
  State of Alabama, 0s, 2004                           2,500          1,700,350
  State of Alabama, 0s, 2006                           1,165            683,249
  State of Alabama, 7.1s, 2010###                        250            270,290
                                                                    -----------
                                                                    $ 9,472,695
-------------------------------------------------------------------------------
State and Local Appropriation - 4.4%
  Alabama Building Renovation Finance Authority
   Rev. (Fitch Light), 7.45s, 2011                    $1,500        $ 1,640,175
  Montgomery County, AL, Department of Human
   Resources Rev., 7s, 2007                            1,000          1,083,100
  Puerto Rico Public Buildings Authority,
   Education & Health, 5.6s, 2008                        500            508,940
  Puerto Rico Public Buildings Authority,
   Education & Health, 5.5s, 2021                        500            473,705
                                                                    -----------
                                                                    $ 3,705,920
-------------------------------------------------------------------------------
Refunded and Special Obligations - 14.1%
  Alabama Mental Health Finance Authority,
   7.375s, 1999                                       $  250        $   268,235
  Alexander City, AL, 0s, 2001                         1,000            333,390
  Alexander City, AL, 0s, 2001                         1,000            310,030
  Alexander City, AL, 0s, 2001                         1,250            360,375
  Baldwin County, AL, Eastern Shore Health Care
   Authority (Thomas), 8.5s, 2001                      1,000          1,146,430
  Birmingham, AL, 7.4s, 1999                           1,000          1,072,430
  Birmingham, AL, Historical Preservation
   Authority Rev. (Kelly Ingram/Civil Rights),
   7.2s, 2001                                          1,000          1,098,030
  Birmingham, AL, Public Parks & Recreation
   Board Rev. (Legion Park), 7.25s, 1999                 400            430,952
  Birmingham, AL, Waterworks & Sewer Board Rev.,
   7.2s, 2000                                            500            540,180
  Gadsden East, AL, Medical Clinic Board Rev.
   (Baptist Hospital), 7.8s, 2001                      2,000          2,273,380
  Hoover, AL, Board of Education, AMBAC, 6.625s,
   2001                                                1,000          1,080,440
  Morgan County-Decatur, AL, Hospital Board
   Rev., 7.875s, 1999                                    750            809,872
  Puerto Rico Highway & Transportation
   Authority, 6.5s, 2002                               1,000          1,093,000
  University of Alabama, University Housing
   Rev., MBIA, 7.1s, 2001                              1,000          1,102,950
                                                                    -----------
                                                                    $11,919,694
-------------------------------------------------------------------------------
Airport and Port Revenue - 5.6%
  Alabama Docks Department, Docks Facilities
   Rev., BIGI, 7.6s, 2012                             $1,600        $ 1,692,944
  Birmingham, AL, Airport Rev., AMBAC, 5.25s,
   2020                                                1,000            913,460
  Mobile, AL, Airport Authority Rev., 7.375s,
   2012                                                1,000          1,055,490
  Mobile, AL, Airport Authority Rev., 8.875s,
   2015                                                1,000          1,082,180
                                                                    -----------
                                                                    $ 4,744,074
-------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 3.4%
  DeKalb & Cherokee County, AL, Gas Rev., AMBAC,
   5.4s, 2016                                         $2,000        $ 1,899,620
  Puerto Rico Telephone Authority Rev., AMBAC,
   5.43s, 2004++++                                     1,000            965,840
                                                                    -----------
                                                                    $ 2,865,460
-------------------------------------------------------------------------------
Health Care Revenue - 6.9%
  Baldwin County, AL, Eastern Shore Health Care
   (Thomas Hospital), 6.75s, 2015                     $1,000        $ 1,025,610
  Birmingham, AL, Special Care Facilities
   (Daughters of Charity-St. Vincents), 5.25s,
   2015                                                1,000            926,810
  Cullman, AL, Medical Park South Clinic, "A",
   6.5s, 2023                                          1,000            998,610
  Montgomery, AL, Medical Clinic Board Rev.
   (Jackson Hospital & Clinic), 7s, 2015                 695            748,119
  Montgomery, AL, Medical Clinic Board Rev.
   (Jackson Hospital & Clinic), 7s, 2015               2,030          2,105,394
                                                                    -----------
                                                                    $ 5,804,543
-------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 9.8%
  Butler, AL, Industrial Development Board,
   Solid Waste Rev. (James River Corp.), 8s,
   2028                                               $1,000        $ 1,117,060
  Camden, AL, Industrial Development Board
   Pollution Control Rev.
   (Macmillian Bloedel), 7.75s, 2009                     500            534,355
  Courtland, AL, Industrial Development Board
   Solid Waste Disposal Rev. (Champion
   International Corp.), 5.9s, 2017                    1,000            961,220
  Courtland, AL, Industrial Development Board
   Solid Waste Disposal Rev. (Champion
   International Corp.), 7.75s, 2020                   1,485          1,574,516
  Mobile, AL, Industrial Development Board, Dock
   & Wharf Rev. (Ideal Basic Industries Inc.),
   6.75s, 2004                                           270            270,931
  Mobile, AL, Industrial Development Board, Dock
   & Wharf Rev. (Ideal Basic Industries Inc.),
   6.875s, 2009                                        1,075          1,079,139
  Piedmont, AL, Industrial Development Board
   Rev. (Springs Industries Project),
   8.25s, 2010                                         1,000          1,080,230
  Tarrant City, AL, Industrial Development Board
   Rev. (Vulcan Materials Co.), 7.5s, 2011             1,500          1,626,165
                                                                    -----------
                                                                    $ 8,243,616
-------------------------------------------------------------------------------
Insured Health Care Revenue - 6.6%
  Alabama Special Care Facilities Financing
   Authority (Daughters of Charity), AMBAC, 5s,
   2025                                               $1,500        $ 1,307,085
  Huntsville, AL, Health Care Facilities Rev.,
   MBIA, 6.375s, 2022                                    850            884,425
  Lauderdale County & Florence, AL (Eliza Coffee
   Memorial Hospital), MBIA, 5.75s, 2014               1,000            985,740
  Montgomery, AL, Medical Clinic Board Rev.
   (Jackson Hospital & Clinic), AMBAC, 5.875s,
   2016                                                1,000          1,000,680
  University of Alabama, Hospital Rev.
   (Birmingham), MBIA, 5s, 2014                        1,500          1,365,765
                                                                    -----------
                                                                    $ 5,543,695
-------------------------------------------------------------------------------

12-AL

-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.2%
  Alabama Housing Finance Authority,
   Multi-Family Residential Development Rev.
   (St. Jude), FHA, 7.25s, 2023                       $1,405        $ 1,482,626
  Puerto Rico Housing Finance Corp.,
   Multi-Family Mortgage Rev., 7.5s, 2015                355            371,160
                                                                    -----------
                                                                    $ 1,853,786
-------------------------------------------------------------------------------
Single Family Housing Revenue - 5.4%
  Alabama Housing Finance Authority, Single
   Collateral Home Mortgage Program, 5.7s, 2015       $1,700        $ 1,676,608
  Alabama Housing Finance Authority, Single
   Family Mortgage Rev., 6.55s, 2014                     985          1,026,025
  Alabama Housing Finance Authority, Single
   Family Mortgage Rev., GNMA, 7.4s, 2022                705            716,569
  Alabama Housing Finance Authority, Single
   Family Mortgage Rev., GNMA, 7.5s, 2022                470            486,220
  Alabama Housing Finance Authority, Single
   Family Mortgage Rev., GNMA, 7.6s, 2022                150            158,412
  Alabama Housing Finance Authority, Single
   Family Mortgage Rev., GNMA, 7.75s, 2022               390            403,662
  Alabama Housing Finance Authority, Single
   Family Mortgage Rev., GNMA, 7.9s, 2022                 40             41,402
                                                                    -----------
                                                                    $ 4,508,898
-------------------------------------------------------------------------------
Universities - 6.8%
  Alabama Agriculture & Mechanics University,
   MBIA, 5.75s, 2013###                               $  500        $   499,345
  Alabama Agriculture & Mechanics University,
   MBIA, 5.5s, 2020                                    2,545          2,434,776
  Alabama Board of Education Rev. (Shelton State
   Community College), MBIA, 6s, 2014                  1,000          1,025,670
  Homewood, AL, Educational Building Authority,
   Educational Facilities Rev. (Samford
   University), 6.5s, 2016                             1,000          1,038,420
  University of Southern Alabama, Tuition Rev.,
   AMBAC, 5s, 2015                                       775            703,134
                                                                    -----------
                                                                    $ 5,701,345
-------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 17.5%
  Alabama Water Pollution Control Authority,
   7.75s, 2012                                        $  920        $   968,125
  Alabama Water Pollution Control Authority,
   Revolving Fund Loan, AMBAC, 5.5s, 2020              1,500          1,431,585
  Arab, AL, Waterworks Board, Water Rev., MBIA,
   7.05s, 2016                                         1,000          1,083,100
  Bessemer, AL, Water Rev., AMBAC, 5.75s, 2026         1,000            983,340
  Birmingham, AL, Waterworks & Sewer Board Rev.,
   5.375s, 2020                                        2,000          1,843,080
  Fairview, AL, Water Rev. (East Cullman),
   AMBAC, 8s, 2020                                     1,000          1,067,240
  Jefferson County, AL, Sewer Rev., FGIC,
   5.375s, 2027                                        2,190          2,029,473
  Limestone County, AL, Water Authority Rev.,
   FGIC, 7.7s, 2019                                      900            947,133
  Limestone County, AL, Water Authority Rev.,
   FGIC, 5.5s, 2026                                    2,650          2,516,573
  Madison, AL, Water & Waste Board, MBIA, 5.5s,
   2019                                                1,000            955,030
  Orange Beach, AL, Water & Sewer Rev., AMBAC,
   5.4s, 2020                                          1,000            942,040
                                                                    -----------
                                                                    $14,766,719
-------------------------------------------------------------------------------
Miscellaneous Revenue - 2.9%
  Birmingham, AL, Downtown Redevelopment
   Authority, Social Security Administration
   Building Rev., 0s, 2010                            $2,435        $ 2,406,243
-------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $77,526,506)                $81,536,688
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.9%
  Lincoln County, WY, Pollution Control Rev.,
   (Exxon), due 11/01/14                              $  300        $   300,000
  Unita County, WY, Pollution Control Rev.
   (Chevron), due 8/15/20                              1,300          1,300,000
-------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                $ 1,600,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $79,126,506)                    $83,136,688

Other Assets, Less Liabilities - 1.3%                                 1,072,500
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $84,209,188
-------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements


Portfolio of Investments - March 31, 1997
MFS ARKANSAS MUNICIPAL BOND FUND

Municipal Bonds - 98.2%
-------------------------------------------------------------------------------
                                                 Principal Amount
Issuer                                            (000 Omitted)        Value
-------------------------------------------------------------------------------
General Obligation - 2.9%
  Arkansas College Savings, "A", 0s, 2009             $1,146         $  593,788
  Arkansas College Savings, "A", 0s, 2015              2,575            914,872
  Arkansas College Savings, "B", 0s, 2012              1,200            517,152
  Arkansas College Savings, "B", 0s, 2013              1,000            404,500
  Arkansas College Savings, "B", 0s, 2014              1,150            436,172
  Arkansas College Savings, "B", 0s, 2015              1,600            568,464
  Mississippi County, AR, Community College
   District, AMBAC, 6s, 2018                           1,000          1,027,060
                                                                     ----------
                                                                     $4,462,008
-------------------------------------------------------------------------------
State and Local Appropriation - 4.4%
  Arkansas Development Finance Authority,
   Correctional Facilities Rev., MBIA, 7.125s,
   2010                                               $2,000         $2,181,360
  Arkansas Development Finance Authority, Local
   Government Rev., 7.1s, 2008                         2,440          2,621,268
  Puerto Rico Public Buildings Authority, Public
   Education & Health Rev., 6.45s, 2016++++ ss         2,000          1,874,880
                                                                     ----------
                                                                     $6,677,508
-------------------------------------------------------------------------------
Refunded and Special Obligations - 15.8%
  Arkansas Development Finance Authority, Water
   & Sewer Rev., MBIA, 7s, 2001                       $2,900         $3,169,642
  Arkansas Development Finance Authority, Water
   & Sewer Rev., MBIA, 6.4s, 2002                      2,000          2,157,400
  Arkansas Housing Development Agency, Single
   Family Mortgage Rev., ETM, 8.375s, 2010               800            944,096
  Arkansas Housing Development Agency, Single
   Family Mortgage Rev., ETM, 8.375s, 2011             1,000          1,234,850
  Arkansas Waste Disposal & Pollution Control
   Rev., 6.25s, 2002                                   4,000          4,260,000
  Arkansas Water Resources Development
   Authority, 6.375s, 2002###                          1,000          1,046,990
  Beaver, AR, Water District, Benton &
   Washington Counties, Water Rev., 6.625s,
   1999                                                  500            534,435
  Beaver, AR, Water District, Benton &
   Washington Counties, Water Rev., 6.75s, 1999        1,750          1,875,860
  Harrison, AR, Residential Housing Facilities
   Board, Single Family Mortgage Rev., FGIC,
   ETM, 7.4s, 2011                                     4,000          4,614,040
  Sherwood, AR, Residential Housing Facilities
   Board, Single Family Mortgage Rev., MBIA,
   7.5s, 2010                                          1,250          1,458,262

                                                                          13-AR

-------------------------------------------------------------------------------
Refunded and Special Obligations - continued
  University of Arkansas, University Rev., 7.2s,
   2000                                              $ 2,500        $ 2,747,250
                                                                    -----------
                                                                    $24,042,825
-------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 15.9%
  Jefferson County, AR, Pollution Control Rev.
   (Arkansas Power & Light Co.), 6.3s, 2018          $ 1,050        $ 1,068,480
  North Little Rock, AR, Electric Rev., MBIA,
   6.5s, 2010                                          2,000          2,229,700
  North Little Rock, AR, Electric Rev., MBIA,
   6.5s, 2010                                          1,000          1,079,160
  North Little Rock, AR, Electric Rev., MBIA,
   6.5s, 2015                                          6,000          6,589,500
  Pope County, AR, Solid Waste Disposal Rev.
   (Arkansas Power & Light Co.), 8s, 2020              1,780          1,954,369
  Pope County, AR, Solid Waste Disposal Rev.
   (Arkansas Power & Light Co.), FSA, 8s, 2021         3,000          3,309,990
  Puerto Rico Electric Power Authority Rev.,
   5.25s, 2021                                         3,000          2,703,330
  Puerto Rico Telephone Authority Rev., AMBAC,
   5.43s, 2004++++                                     4,000          3,863,360
  West Memphis, AR, Public Utility Systems Rev.,
   MBIA, 6.6s, 2009                                    1,250          1,362,625
                                                                    -----------
                                                                    $24,160,514
-------------------------------------------------------------------------------
Health Care Revenue - 6.1%
  Baxter County, AR, Hospital Rev.,
   7.5s, 2021                                        $ 3,145        $ 3,354,111
  Little Rock, AR, Health Facilities Board
   (Baptist Medical Center), 6.9s, 2009                1,400          1,531,250
  Little Rock, AR, Health Facilities Board
   (Baptist Medical Center), 7s, 2017                  3,250          3,437,395
  Pulaski County, AR, Hospital Rev. (Children's
   Hospital), 6.15s, 2017                              1,000          1,005,520
                                                                    -----------
                                                                    $ 9,328,276
-------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 7.0%
  Blytheville, AR, Solid Waste Recycling &
   Sewerage Treatment Rev. (Nucor Corp.), 6.9s,
   2021                                              $ 2,000        $ 2,105,840
  Blytheville, AR, Solid Waste Recycling &
   Sewerage Treatment Rev. (Nucor Corp.),
   6.375s, 2023                                        3,565          3,650,810
  Camden, AR, Environmental Improvement Rev.
   (International Paper), 7.625s, 2018                 1,000          1,112,530
  Jonesboro, AR, Industrial Development Rev.
   (Anheuser-Busch Co.), 6.5s, 2012                    3,500          3,757,285
                                                                    -----------
                                                                    $10,626,465
-------------------------------------------------------------------------------
Insured Health Care Revenue - 8.4%
  Arkansas Development Finance Authority, Health
   Facilities Rev. (Sisters of Mercy), MBIA,
   5s, 2013                                          $ 6,340        $ 5,860,569
  Arkansas Development Finance Authority, Health
   Facilities Rev. (Sisters of Mercy), MBIA,
   5s, 2019                                            5,500          4,922,500
  North Little Rock, AR, Health Facilities Rev.
   (Baptist), MBIA, 5.5s, 2021                         1,000            959,560
  Pulaski County, AR, Health Facilities Board
   Rev. (Sisters of Charity), MBIA, 6s, 2012           1,000          1,028,710
                                                                    -----------
                                                                    $12,771,339
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.3%
  West Memphis, AR, Public Facilities Board
   Mortgage Rev., AMBAC, 0s, 2011                    $ 1,090        $   454,683
-------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 3.7%
  Little Rock, AR, Hotel & Restaurant Gross
   Receipts Tax Rev., 7.375s, 2015                   $ 4,790        $ 5,562,388
-------------------------------------------------------------------------------
Single Family Housing Revenue - 17.6%
  Arkansas Development Finance Authority, Single
   Family Mortgage Rev., 0s, 2011                    $ 5,000        $ 1,785,050
  Arkansas Development Finance Authority, Single
   Family Mortgage Rev., GNMA, 7.4s, 2023              1,310          1,364,142
  Arkansas Development Finance Authority, Single
   Family Mortgage Rev., GNMA, 7.45s, 2027             1,710          1,838,780
  Arkansas Development Finance Authority, Single
   Family Mortgage Rev., GNMA, 6.1s, 2030              1,000            981,980
  Arkansas Development Finance Authority, Single
   Family Mortgage Rev., GNMA, FNMA, 6.7s, 2027        2,870          2,941,607
  Arkansas Housing Development Agency,
   Residential Mortgage Rev., 0s, 2015                21,425          3,090,128
  Jefferson County, AR, Health Care &
   Residential Facilities Board, 7.25s, 2011             985          1,020,844
  Lonoke County, AR, Residential Housing
   Facilities Board, 7.375s, 2011                        262            273,098
  Lonoke County, AR, Residential Housing
   Facilities Board, 7.9s, 2011                          945          1,022,779
  Mississippi County, AR, Public Facilities
   Board, Mortgage Rev., 7.2s, 2010                    1,265          1,382,101
  North Little Rock, AR, Residential Housing
   Facilities Board, 0s, 2010                         21,925          8,995,827
  Pulaski County, AR, Public Facilities Board
   Rev., 0s, 2014                                      2,750            888,085
  Saline County, AR, Residential Housing
   Facilities Board, 7.875s, 2011                      1,030          1,092,624
                                                                    -----------
                                                                    $26,677,045
-------------------------------------------------------------------------------
Student Loan Revenue - 2.7%
  Arkansas Student Loan Authority Rev., 7.15s,
   2002                                              $   835        $   878,295
  Arkansas Student Loan Authority Rev., 6.75s,
   2006                                                1,190          1,221,820
  Arkansas Student Loan Authority Rev., 6.25s,
   2010                                                2,000          2,000,120
                                                                    -----------
                                                                    $ 4,100,235
-------------------------------------------------------------------------------
Universities - 0.7%
  Conway, AR, Public Facilities Rev., (Hendrix
   College), 5.85s, 2016                             $ 1,000        $   995,190
-------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 10.0%
  Arkansas Development Finance Authority, Water
   & Sewer Rev., MBIA, 5s, 2012                      $ 1,000        $   949,650
  Arkansas Development Finance Authority, Water
   & Sewer Rev., MBIA, 5s, 2015                        2,000          1,853,040
  Arkansas Water Resources Development
   Authority, 6.375s, 2021                             1,000          1,044,660
  Beaver, AR, Water District, Benton &
   Washington Counties, Water & Sewer Rev.,
   MBIA, 5.85s, 2008                                   2,000          2,068,100
  Fort Smith, AR, Water & Sewer Rev., MBIA, 6s,
   2012                                                2,250          2,341,777
  Russellville, AR, Water Systems Rev., AMBAC,
   6.25s, 2012                                         1,365          1,428,950
  South Sebastian County, AR, Water Users Assn.,
   5.95s, 2013                                         2,425          2,419,932

14-AR

-------------------------------------------------------------------------------
Water and Sewer Utility Revenue - continued
  South Sebastian County, AR, Water Users Assn.,
   6.15s, 2023                                        $1,000       $  1,007,070
  Texarkana, AR, Public Facilities Board,
   Waterworks Facilities Rev.,
   MBIA, 7s, 2007                                      2,000          2,058,640
                                                                    -----------
                                                                   $ 15,171,819
-------------------------------------------------------------------------------
Miscellaneous Revenue - 2.7%
  Arkansas Development Finance Authority,
   Wastewater & Sewer Rev., 5.85s, 2019               $3,130       $  3,114,068
  Little Rock, Wastewater & Sewer Rev., 5.8s,
   2016                                                1,000          1,000,640
                                                                   ------------
                                                                   $  4,114,708
-------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $144,066,525)              $149,145,003
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.9%
-------------------------------------------------------------------------------
  Unita County, WY, Pollution Control Rev.
   (Chevron), due 8/15/20, at Identified Cost         $1,300       $  1,300,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $145,366,525)                  $150,445,003

Other Assets, Less Liabilities - 0.9%                              $  1,365,753
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                $151,810,756
-------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements


Portfolio of Investments - March 31, 1997
MFS CALIFORNIA MUNICIPAL BOND FUND
Municipal Bonds - 93.9%
-------------------------------------------------------------------------------
                                                 Principal Amount
Issuer                                            (000 Omitted)        Value
-------------------------------------------------------------------------------
General Obligations - 7.3%
  Palos Verdes, CA, Library District, 6.7s, 2016      $1,250        $ 1,313,063
  State of California, 10s, 2007                       1,055          1,465,300
  State of California, 6.5s, 2010                      1,235          1,359,043
  State of California, 5.25s, 2017                     2,500          2,333,225
  State of California, AMBAC, 7.2s, 2008               1,600          1,863,408
  State of California, AMBAC, 6.3s, 2010               6,000          6,532,680
  State of California, AMBAC, 7s, 2010                 2,000          2,311,800
  State of California, FGIC, 5.25s, 2014               1,000            949,140
  Walnut Valley, CA, AMBAC, 6s, 2011                   1,600          1,676,448
                                                                    -----------
                                                                    $19,804,107
-------------------------------------------------------------------------------
State and Local Appropriation - 13.4%
  Banning, CA, Certificates of Participation,
   Water System Improvement, AMBAC, 8s, 2019          $1,000        $ 1,275,840
  California Public Works Board, Lease Rev.,
   5.375s, 2013                                        2,000          1,913,800
  California Public Works Board, Lease Rev.
   (Department of Corrections), 7.4s, 2010             5,000          5,844,600
  Fortuna, Parlier & Susanville, CA,
   Certificates of Participation, "B", 7.375s,
   2017                                                  930            970,976
  Grossmont, CA, Union High School District,
   Certificates of Participation, MBIA, 0s,
   2006                                                6,000          3,586,740
  Los Angeles, CA, Building Authority, MBIA,
   5.625s, 2011                                        3,375          3,428,122
  Los Angeles, CA, Convention & Exhibition
   Center Authority, Certificates of
   Participation, AMBAC, 0s, 2005                      2,400          1,558,968
  Pasadena, CA, Certificates of Participation
   (Pasadena Parking Facilities), 6.25s, 2018         $3,460        $ 3,565,461
  Pomona, CA, Public Financing, 6.25s, 2010            4,020          4,099,556
  Riverside County, CA, Asset Leasing Corp.,
   "A", 6.25s, 2019                                    1,210          1,211,561
  San Bernardino County, California Certificates
   (Medical Center Financing), 5.5s, 2024              3,400          3,092,096
  San Joaquin County, CA, Certificates of
   Participation (General Hospital), 6.625s,
   2020                                                2,000          2,064,460
  Tulare County, CA, Certificates of
   Participation (Capital Improvements
   Program), MBIA, 6s, 2016                            1,000          1,010,600
  Visalia, CA, Utility Systems Department,
   Certificates of Participation, MBIA, 0s,
   2005                                                4,655          2,953,225
                                                                    -----------
                                                                    $36,576,005
-------------------------------------------------------------------------------
Refunded and Special Obligations - 14.0%
  Apple Valley, CA, Hospital Rev. (St. Mary's
   Hospital), Certificates of Participation,
   6.75s, 2001                                        $4,880        $ 5,364,438
  California Educational Facilities Authority
   Rev. (St. Mary's College), 7.5s, 2000               1,000          1,112,090
  California Health Facilities Financing
   Authority (Aids Hospice Foundation), CHFC,
   7.15s, 2000                                         2,960          3,206,065
  California Health Facilities Financing
   Authority (St. Joseph Hospital), 6.75s, 2001        2,710          2,967,965
  California Health Facilities Financing
   Authority (Valley Memorial Hospital), 7.9s,
   1997                                                  500            511,535
  California Statewide Community Development
   Authority Rev., Certificates of
   Participation (United Western Medical
   Center), CHFC, 6.75s, 2001                          3,000          3,305,460
  Corona, CA, Certificates of Participation
   (Corona Community Hospital), 8s, 2005                 585            697,209
  Hemet Valley, CA, Hospital District (Moreno
   Valley Regional Medical Center), 8.25s, 1998        4,380          4,682,264
  Los Angeles, CA, Convention & Exhibition
   Center Authority, Certificates of
   Participation, 9s, 2005                             1,900          2,424,115
  Los Angeles County, CA, Redevelopment Agency
   Rev., Tax Allocation, ETM, MBIA, 0s, 2013           3,380          1,246,577
  Mojave, CA, Water Agency Rev. (Morongo Basin),
   6.6s, 2002                                          1,400          1,545,362
  Northern California Power Agency, Public Power
   Rev. (Hydro-Electric), 8s, 1998                       290            303,989
  Pomona, CA, Public Financing Authority Rev.,
   "J", 7.875s, 2000                                   3,155          3,541,046
  Pomona, CA, Single Family Mortgage Rev., FNMA,
   GNMA, 7.375s, 2010                                  2,000          2,307,100
  Pomona, CA, Single Family Mortgage Rev., GNMA,
   7.5s, 2000                                          2,000          2,422,280
  Southern California Public Power Transmission
   Rev., Zero Coupon Prerefunded Series A, 2005        3,795          2,479,425
                                                                    -----------
                                                                    $38,116,920
-------------------------------------------------------------------------------

                                                                          15-CA

-------------------------------------------------------------------------------
Airport and Port Revenue - 11.8%
  California Maritime Infrastructure, San
   Diegouni Port District, AMBAC, 5.375s, 2012        $3,250        $ 3,121,463
  Long Beach, CA, Harbor Department Rev., MBIA,
   5.375s, 2020                                        5,000          4,593,650
  Los Angeles, CA, Department Airports Rev.,
   Ontario International Airport, FGIC, 6s,
   2017                                                6,600          6,616,038
  Los Angeles, CA, Harbor Department Revenue,
   5.375s, 2015                                        5,000          4,667,500
  Los Angeles, CA, Harbor Department Rev.,
   6.625s, 2025                                        2,000          2,092,220
  Port Oakland, CA, Port Rev., MBIA, 5.5s, 2011        6,000          5,874,420
  Port Oakland, CA, Port Rev., MBIA, 6.5s, 2016        1,000          1,047,360
  San Francisco, CA, City & County Airports
   Commission, International Airport Rev.,
   FGIC, 6.5s, 2019                                    4,000          4,204,600
                                                                    -----------
                                                                    $32,217,251
-------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 5.6%
  California Pollution Control Financing
   Authority Rev., 6.625s, 2009                       $1,000        $ 1,057,190
  Los Angeles, CA, Department of Water & Power,
   Electric Plant Rev., 7.25s, 2030                    1,000          1,095,660
  Los Angeles, CA, Department of Water & Power,
   Electric Plant Rev., 7.1s, 2031                     1,050          1,148,175
  M-S-R Public Power Agency (San Juan), MBIA,
   6.75s, 2020                                         3,000          3,353,040
  Redding California Joint Powers Financing
   Authority, MBIA, 5.25s, 2015                        1,000            937,410
  Southern California Public Power Authority
   (Southern Transmission Project), 0s, 2005           4,205          2,646,753
  Southern California Public Power Authority,
   Transmission Project Rev., RIBS, 7.812s,
   2012++++                                            5,000          5,133,500
                                                                    -----------
                                                                    $15,371,728
-------------------------------------------------------------------------------
Health Care Revenue - 3.1%
  California Health Facilities Financing
   Authority (Downey Community Hospital),
   5.625s, 2008                                       $3,000        $ 2,942,460
  California Health Facilities Financing
   Authority (Kaiser Permanente), 7s, 2018             1,000          1,061,850
  California Statewide Community Development
   Authority (St. Joseph's), 6.625s, 2021              4,205          4,427,192
                                                                    -----------
                                                                    $ 8,431,502
-------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 0.4%
  California Pollution Control Financing
   Authority (Frito-Lay, Inc.), 6.375s, 2004          $1,025        $ 1,090,323
-------------------------------------------------------------------------------
Insured Health Care Revenue - 5.6%
  California Health Facilities Financing
   Authority (American Baptist Homes West),
   CHFC, 7.65s, 2014                                  $4,420        $ 4,611,121
  California Health Facilities Financing
   Authority (Sutter Health), MBIA, 7s, 2009           1,000          1,052,980
  California Health Facilities Financing
   Authority (Unihealth America), AMBAC,
   7.625s, 2015                                           45             47,549
  California Statewide Community Development
   Authority, Certificates of Participation,
   CHFC, 0s, 2007                                      6,645          3,482,844
  California Statewide Community Development
   Authority, Certificates of Participation,
   CHFC, 0s, 2008                                     $6,345        $ 3,090,015
  Desert Hospital District, CA, Hospital Rev.
   (Desert Hospital Corp.), Certificates of
   Participation, FSA, MVRIC, 9.104s, 2020++++         3,000          3,127,110
                                                                    -----------
                                                                    $15,411,619
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 6.4%
  California Housing Finance Agency (Multi-Unit
   Rental Housing),
   6.7s, 2015                                         $2,750        $ 2,857,250
  Palmdale, CA, Multi-Family Housing Rev., FNMA,
   7.375s, 2024                                        1,000          1,061,030
  Thousand Oaks, CA, Redevelopment Agency
   (Shadow Hills Project), 7s, 2021                    8,900          9,185,156
  Yolo County, CA, Housing Authority Mortgage
   Rev. (Walnut Park Apartments), FHA, 7.2s,
   2033                                                4,150          4,375,511
                                                                    -----------
                                                                    $17,478,947
-------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.8%
  Los Angeles County CA, Metropolitan
   Transportation Authority Rev., Refunding
   General Union Station "A", FSA, 5.25s, 2013        $5,245        $ 5,016,790
-------------------------------------------------------------------------------
Single Family Housing Revenue - 2.7%
  California Housing Finance Agency, 7.75s, 2010      $  905        $   953,978
  California Housing Finance Agency, "A", 6s,
   2020                                                2,500          2,471,800
  California Housing Finance Agency, MBIA, 6s,
   2010                                                1,400          1,402,772
  California Housing Finance Agency, MBIA, 6s,
   2016                                                2,000          1,990,260
  Riverside, CA, Single Family Mortgage Rev.,
   0s, 2014                                              625             94,804
  San Bernardino County, CA, Single Family
   Mortgage Rev., GNMA, 7.65s, 2023                      225            233,806
  Santa Ana, CA, Home Mortgage Rev., "A", FGIC,
   8.875s, 2017                                            5              5,115
  Southern California Home Finance Authority,
   Single Family Mortgage Rev., GNMA, 7.625s,
   2023                                                  225            236,131
                                                                    -----------
                                                                    $ 7,388,666
-------------------------------------------------------------------------------
Special Assessment District - 3.3%
  Anaheim, CA, Public Finance Authority Rev.
   (Redevelopment Project Alpha), MBIA, 0s,
   2005                                               $3,210        $ 2,045,123
  Brea, CA, Public Finance Authority Rev., MBIA,
   0s, 2005                                            2,235          1,454,717
  Brea, CA, Public Finance Authority Rev., MBIA,
   0s, 2006                                            3,415          2,101,693
  Concord, CA, Redevelopment Agency, Tax
   Allocation, BIGI, 8s, 2018                             40             42,378
  Santa Cruz County, CA, Redevelopment Agency,
   Subordinated Linve Oak/Soquel Community,
   5.6s, 2017                                          1,455          1,363,961
  Walnut Valley, CA, Public Finance Authority
   (Walnut Improvement), MBIA, 0s, 2007                1,150            658,904
  Walnut Valley, CA, Public Finance Authority
   (Walnut Improvement), MBIA, 0s, 2008                1,125            604,294
  Walnut Valley, CA, Public Finance Authority
   (Walnut Improvement), MBIA, 0s, 2009                1,175            590,555
                                                                    -----------
                                                                    $ 8,861,625
-------------------------------------------------------------------------------

16-CA

-------------------------------------------------------------------------------
Turnpike Revenue - 2.0%
  Foothill/Eastern Transportation Corridor
   Agency, CA, 0s, 2011                              $ 5,000       $  3,234,700
  Foothill/Eastern Transportation Corridor
   Agency, CA, 0s, 2020                               10,000          2,291,100
                                                                   ------------
                                                                   $  5,525,800
-------------------------------------------------------------------------------
Universities - 2.6%
  California Education Facilities Authority Rev.
   (College & University), 6s, 2012                  $ 1,400       $  1,371,566
  California State University Housing System
   Rev., 6.75s, 2010                                   1,705          1,821,435
  California State University Housing System
   Rev., 6.75s, 2011                                   3,570          3,813,795
                                                                   ------------
                                                                   $  7,006,796
-------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 9.6%
  California Department of Water Resources,
   Central Valley Project Rev., 7s, 2012             $ 1,495       $  1,697,363
  Fairfield-Suisun, CA, Sewer District Rev.,
   MBIA, 0s, 2006                                      2,080          1,291,098
  Metropolitan Water District, Linked Savers,
   RIBS, 5.75s, 2018                                  10,000          9,854,500
  Metropolitan Water District, South California,
   5.75s, 2009                                         3,000          3,152,370
  Metropolitan Water District, Waterworks Rev.,
   5s, 2020                                            9,000          7,846,020
  Pittsburg, CA, Public Financing Authority,
   5.125s, 2015                                        2,700          2,507,733
                                                                   ------------
                                                                   $ 26,349,084
-------------------------------------------------------------------------------
Miscellaneous Revenue - 4.3%
  California Public Capital Improvements
   Financing Authority Rev., BIGI, 8.1s, 2018        $ 1,855       $  1,938,419
  Los Angeles County, CA, Public Works Rev.,
   MBIA, "A", 5.25s, 2014                              6,860          6,476,801
  Los Angeles County, CA, Public Works Rev.,
   MBIA, "A", 5.25s, 2016                              1,230          1,150,198
  South Coast Air Quality Management District,
   AMBAC, 0s, 2005                                     3,480          2,255,840
                                                                   ------------
                                                                   $ 11,821,258
-------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $245,674,326)              $256,468,421
-------------------------------------------------------------------------------
Rights - 0.1%
                                                      Shares
-------------------------------------------------------------------------------
  State of New Jersey, "D", due 2003,
   (Identified Cost, $255,000)                         2,000       $    291,000
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.7%
                                                 Principal Amount
                                                  (000 Omitted)
-------------------------------------------------------------------------------
  California Health Facilities Financing
   Authority Rev. (St. Joseph
   Health Systems), "A", due 7/01/13                 $ 2,835       $  2,835,000
  California Pollution Control Financing
   Authority Rev. (Shell Oil Corp.), due
   10/01/11                                            1,250          1,250,000
  California Statewide Community Development
   Authority (Sutter Health Obligation Group),
   due 7/01/15                                         2,800          2,800,000
  Orange County, CA, Sanitation District, due
   8/01/16                                               600            600,000
-------------------------------------------------------------------------------
  Total Floating Rate Demand Notes, at Identified Cost             $  7,485,000
-------------------------------------------------------------------------------
  Total Investments (Identified Cost, $253,414,326)                $264,244,421
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - 3.3%                              $  8,917,253
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                $273,161,674
-------------------------------------------------------------------------------
  See portfolio footnotes and notes to financial statements


Portfolio of Investments - March 31, 1997
MFS FLORIDA MUNICIPAL BOND FUND
Municipal Bonds - 95.8%
-------------------------------------------------------------------------------
                                                 Principal Amount
Issuer                                            (000 Omitted)        Value
-------------------------------------------------------------------------------
General Obligations - 11.2%
  Broward County, FL, Expressway Authority,
   9.875s, 2009                                       $1,100        $ 1,557,314
  Florida Board of Education, Capital Outlay,
   9.125s, 2014                                        2,600          3,574,038
  Marion County, FL, Public Improvement Rev.,
   FSA, 5.3s, 2014                                     1,250          1,195,588
  Palm Beach County, FL, 6.5s, 2010                    2,000          2,183,140
  State of Florida, Jacksonville Transportation,
   6.4s, 2022                                          2,000          2,118,061
                                                                    -----------
                                                                    $10,628,141
-------------------------------------------------------------------------------
State and Local Appropriation - 4.4%
  Bay County, FL, School Board, Certificates of
   Participation, AMBAC, 6.75s, 2012                  $1,000        $ 1,107,600
  Palm Beach County, FL, School Board
   Certificates of Participation, AMBAC,
   5.375s, 2015                                        1,000            955,270
  Palm Beach County, FL, School Board,
   Certificates of Participation, AMBAC,
   6.375s, 2015                                        2,000          2,100,920
                                                                    -----------
                                                                    $ 4,163,790
-------------------------------------------------------------------------------
Refunded and Special Obligations - 11.2%
  Altamonte Springs FL, Health Facilities
   Hospital Rev., ETM, "1", 5.7s, 2012                $1,175        $ 1,197,818
  Brevard County, FL, Health Facilities
   Authority Rev. (Wuesthoff Memorial), "B",
   MBIA, 7.2s, 2002                                    1,000          1,122,190
  Broward County, FL, School District, 7.125s,
   1999                                                  250            266,765
  Charlotte County, FL Utility Rev., FGIC,
   6.875s, 2003                                          500            563,750
  Florida Board of Education, Capital Outlay,
   7.25s, 2000                                           510            557,654
  Florida Board of Education, Capital Outlay,
   ETM, 9.125s, 2014                                     400            553,640
  Florida Turnpike Authority Rev. (Fitch Light),
   AMBAC, 7.125s, 2001                                 1,250          1,384,275
  Gainesville, FL, Utility Systems Rev., AMBAC,
   7.25s, 1998                                           500            531,790
  Hillsborough County, FL, Capital Improvement
   Rev. (County Center Project), 6.75s, 2002           1,500          1,647,900
  Orange County, FL, Tourist Development Tax
   Rev., AMBAC, 7.25s, 2000                              500            550,340
  Puerto Rico Electric Power Authority Rev., 7s,
   2001                                                  240            265,620
  Puerto Rico Highway & Transportation
   Authority, Highway Rev., 6.625s, 2002               1,000          1,098,750
  Puerto Rico Highway & Transportation
   Authority, Highway Rev., 6.625s, 2002                 100            109,875
  Puerto Rico Public Buildings Authority Rev.,
   6.875s, 2002                                          740            821,578
                                                                    -----------
                                                                    $10,671,945
-------------------------------------------------------------------------------

                                                                          17-FL

-------------------------------------------------------------------------------
Airport and Port Revenue - 5.8%
  Dade County, FL, Aviation Authority Rev.
   (Miami International), MBIA, 6.6s, 2022            $  500        $   530,895
  Municipal Bonds - continuedHillsborough
   County, FL, Aviation Authority Rev. (Delta
   Airlines), 6.8s, 2024                               1,500          1,533,150
  Hillsborough County, FL, Aviation Authority
   Rev. (Tampa International Airport), FGIC,
   5.875s, 2015                                          750            750,915
  Hillsborough County, FL, Aviation Authority
   Rev. (USAir), 8.6s, 2022                            2,400          2,650,032
                                                                   ------------
                                                                    $ 5,464,992
-------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 24.7%
  Escambia County, FL, Utility Systems Rev.,
   FGIC, 0s, 2015                                     $2,000        $   711,460
  Escambia County, FL, Utility Systems Rev.,
   FGIC, 6.25s, 2015                                   1,500          1,606,605
  Hillsborough County, FL, Industrial
   Development Authority, Pollution Control
   Rev. (Tampa Electric Co.), 8s, 2022                 3,000          3,445,440
  Jacksonville, FL, Electric Authority Rev.
   (St. Johns River Power), 0s, 2010                   4,995          2,324,223
  Lakeland, FL, Electricity & Water Rev.,
   Capital Appreciation, 0s, 2011                      5,000          2,161,450
  Lakeland, FL, Electricity & Water Rev.,
   Capital Appreciation, 0s, 2012                      3,000          1,211,130
  Martin County, FL, Industrial Development
   Authority (Indiantown Cogeneration
   Project), 7.875s, 2025                              3,625          4,116,659
  Orlando, FL, Utility Commission, Water &
   Electric Rev., 6.75s, 2017                          1,500          1,697,025
  Palm Beach County, FL, Solid Waste Development
   (Osceola Power Project), 6.85s, 2014                2,000          1,547,720
  Puerto Rico Electric Power Authority Rev.,
   FSA, 6s, 2016                                       2,000          2,041,380
  Puerto Rico Electric Power Authority Rev.,
   MBIA, 6.125s, 2008                                  2,400          2,593,752
                                                                    -----------
                                                                    $23,456,844
-------------------------------------------------------------------------------
Health Care Revenue - 8.3%
  Brevard County, FL, Health Facilities
   Authority Rev. (Friendly Village), 9.25s,
   2012                                               $  375        $   387,368
  Escambia County, FL, Health Facilities Rev.
   (Baptist Hospital), 6s, 2014                        2,500          2,432,975
  Escambia County, FL, Health Facilities Rev.
   (Baptist Hospital & Baptist Manor), 6.75s,
   2014                                                1,000          1,034,720
  Jacksonville, FL, Health Facilities Authority,
   Industrial Development Rev. (Cypress
   Village), 7s, 2014                                  1,250          1,299,250
  Jacksonville, FL, Health Facilities Authority,
   Industrial Development Rev. (National
   Benevolent), 6.4s, 2016                             1,825          1,821,423
  Orange County, FL, Industrial Development
   Authority Rev. (Friendly Village), 9.25s,
   2012                                                  335            345,971
  St. Petersburg, FL, Health Facilities Rev.
   (Swanholm Nursing), 10s, 2022                         490            553,337
                                                                    -----------
                                                                    $ 7,875,044
-------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 2.2%
  Escambia County, FL, Pollution Control
   Rev. (Champion  International Corp.),
   6.95s, 2007                                        $1,000        $ 1,069,570
  Escambia County, FL, Pollution Control Rev.
   (Champion International Corp.), 6.85s, 2012         1,000          1,061,680
                                                                    -----------
                                                                    $ 2,131,250
-------------------------------------------------------------------------------
Insured Health Care Revenue - 12.0%
  Brevard County, FL, Health Facilities
   Authority Rev. (Wuesthoff Memorial), MBIA,
   6.5s, 2007                                         $1,000        $ 1,078,700
  Brevard County, FL, Health Facilities
   Authority Rev. (Wuesthoff Memorial), MBIA,
   5s, 2013                                            1,000            927,640
  Charlotte County, FL, Health Care Facilities
   Rev. (Bon Secours), FSA, 8.167s, 2027++++           2,500          2,484,525
  Hillsborough County, FL, Industrial
   Development Rev. (University Community
   Hospital), MBIA, 6.5s, 2019                         1,000          1,089,800
  Jacksonville, FL, Hospital Rev. (Baptist
   Medical Center), MBIA, 7.3s, 2019                   1,900          2,019,605
  Jacksonville, FL, Hospital Rev. (University
   Medical Center), Connie Lee, 6.6s, 2013               500            528,490
  North Broward, FL, Hospital District Rev.,
   Refunding & Improvement, MBIA, 5.375s, 2024         1,165          1,078,673
  Tallahassee, FL, Health Facilities Authority
   Rev. (Tallahassee Memorial Regional Medical
   Center), MBIA, 6.625s, 2013                         1,000          1,096,670
  Tampa, FL, Allegheny Health System
   (St. Joseph), MBIA, 6.5s, 2023                      1,000          1,081,600
                                                                    -----------
                                                                    $11,385,703
-------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 4.4%
  Dade County, FL, Special Obligation, Capital
   Appreciation Board, AMBAC, 0s, 2027                $5,500        $   805,200
  Jacksonville, FL, Excise Taxes Rev., FGIC, 0s,
   2010                                                1,000            461,040
  Jacksonville, FL, Excise Taxes Rev., FGIC, 0s,
   2011                                                1,000            431,680
  Puerto Rico Highway & Transportation Authority
   Rev., MBIA, 5.5s, 2008                              1,000            976,840
  Puerto Rico Highway & Transportation Authority
   Rev., MBIA, 5.5s, 2015                              1,500          1,487,745
                                                                    -----------
                                                                    $ 4,162,505
-------------------------------------------------------------------------------
Single Family Housing Revenue - 0.9%
  Dade County, FL, Housing Finance Authority,
   Mortgage Rev., FNMA, GNMA, 7s, 2024                $   75        $    77,888
  Dade County, FL, Housing Finance Authority,
   Mortgage Rev., FSA, 6.95s, 2012                       765            805,622
                                                                    -----------
                                                                    $   883,510
-------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 6.0%
  Lee County, FL, Industrial Development
   Authority Rev. (Bonita Springs Utilities
   Project), MBIA, 6.05s, 2015                        $1,000        $ 1,017,000
  Miramar, FL, Wastewater Improvement Rev.,
   FGIC, 6.75s, 2016                                   1,500          1,627,830
  Seminole, FL, Water & Sewer Improvement Rev.,
   MBIA, 6s, 2019                                      3,000          3,101,880
                                                                    -----------
                                                                    $ 5,746,710
-------------------------------------------------------------------------------

18-FL

-------------------------------------------------------------------------------
Miscellanous Revenue - 4.7%
  Dade County, FL, Solid Waste Special
   Obligation, Rev., AMBAC, 5.125s, 2010              $1,250        $ 1,198,013
  Florida Department Environmental Preservation
   Rev., MBIA, 5.5s, 2012                              2,295          2,292,590
  Palm Beach County, FL, Solid Waste Authority
   Rev., "B", AMBAC,
   5.375s, 2011                                        1,000            971,490
                                                                    -----------
                                                                    $ 4,462,093
-------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $87,398,925)                $91,032,527
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.9%
-------------------------------------------------------------------------------
  Hillsborough County, FL, Pollution Control
    Rev. (Tampa Electric Co.), due 5/15/18            $2,600        $ 2,600,000
  St. Lucie County, FL, Pollution Control Rev.
    (Power & Light Co.), due 3/01/27                     200            200,000
-------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                $ 2,800,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost,
$90,198,925)                                                        $93,832,527

Other Assets, Less Liabilities - 1.3%                                 1,210,054
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $95,042,581
-------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements


Portfolio of Investments - March 31, 1997
MFS GEORGIA MUNICIPAL BOND FUND
Municipal Bonds - 94.9%
-------------------------------------------------------------------------------
                                                 Principal Amount
Issuer                                            (000 Omitted)        Value
-------------------------------------------------------------------------------
General Obligation - 9.0%
  Fayette County, GA, School District, 6.125s,
   2015                                               $1,500         $1,557,210
  Fulton County, GA, School District, 6.375s,
   2010                                                2,000          2,178,060
  Fulton County, GA, School District, 6.375s,
   2012                                                1,000          1,087,400
  Fulton County, GA, School District, 6.375s,
   2016                                                1,000          1,076,540
  Territory of Virgin Islands, 7.75s, 2006               390            419,472
                                                                    -----------
                                                                     $6,318,682
-------------------------------------------------------------------------------
State and Local Appropriation - 2.0%
  Fulton County, GA, Building Authority Rev.
   (Judicial Center), 0s, 2011                        $3,000         $1,367,100
-------------------------------------------------------------------------------
Refunded and Special Obligations - 10.9%
  Columbia County, GA, Water and Sewer Rev.,
   AMBAC, 6.9s, 2011                                  $1,000        $1,097,470
  DeKalb County, GA, 7.5s, 2000                          780            850,746
  Hogansville, GA, Combined Public Utility
   Systems Rev., 9s, 2000                              2,200          2,536,666
  Marietta, GA, Development Authority Rev. (Life
   College, Inc.), CAPGTY, 7.2s, 1999                  1,000          1,086,530
  Marietta, GA, Development Authority Rev. (Life
   College, Inc.), CAPGTY, 7.25s, 1999                 1,000          1,087,770
  Richmond County, GA, Development Authority
   Rev., ETM, MBIA, 0s, 2021                           5,000            934,000
                                                                    -----------
                                                                     $7,593,182
-------------------------------------------------------------------------------
Airport and Port Revenue - 12.5%
  Atlanta, GA, Airport Facilities Rev., 6.25s,
   2021                                               $  500         $  502,905
  Atlanta, GA, Airport Facilities Rev., AMBAC,
   0s, 2010                                            6,000          2,799,600
  Atlanta, GA, Airport Facilities Rev., MBIA,
   0s, 2010                                           $5,100         $2,379,660
  Atlanta, GA, Special Purpose Facilities Rev.
   (Delta Airlines), 7.9s, 2018                        1,000          1,071,480
  Clayton County, GA, Development Authority,
   Special Facilities Rev. (Delta Airlines),
   7.625s, 2020                                          500            526,630
  Puerto Rico Ports Authority (American
   Airlines), 6.25s, 2026                              1,425          1,430,386
                                                                    -----------
                                                                     $8,710,661
-------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 13.1%
  Appling County, GA, Development Authority
   Pollution (Ogelthorpe Power Corp.), MBIA,
   7.15s, 2021                                        $1,400         $1,539,818
  Burke County, GA, Development Authority,
   Pollution Control Rev. (Georgia Power
   Vogel), 8.375s, 2017                                1,000          1,028,130
  Georgia Municipal Electric Authority, Power
   Rev., AMBAC, 5.5s, 2009                             1,225          1,238,157
  Georgia Municipal Electric Authority, Power
   Rev., AMBAC, 0s, 2013                               1,675            674,623
  Georgia Municipal Electric Authority, Power
   Rev., BIGI, 0s, 2008                                2,500          1,389,550
  Georgia Municipal Electric Authority, Power
   Rev., BIGI, 0s, 2009                                1,500            780,450
  Georgia Municipal Electric Authority, Power
   Rev., MBIA, 6.5s, 2020                              1,250          1,374,862
  Monroe County, GA, Development Authority,
   Pollution Control Rev. (Oglethorpe Power),
   6.8s, 2012                                          1,000          1,111,410
                                                                   ------------
                                                                     $9,137,000
-------------------------------------------------------------------------------
Health Care Revenue - 4.1%
  Richmond County, GA, Development Authority,
   Nursing Home Refunding (Beverly
   Enterprises), 8.75s, 2011                          $1,190         $1,288,877
  Royston, GA, Hospital Authority Rev. (Cobb
   Health), 7.375s, 2014                               1,565          1,620,479
                                                                    -----------
                                                                     $2,909,356
-------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 17.8%
  Adel County, GA, Industrial Development
   Authority, Pollution Control Rev.
   (Weyerhaeuser Co.), AMBAC, 9s, 2006                $1,000         $1,018,140
  Cartersville, GA, Development Authority Rev.,
   Water & Wastewater Facilities,
   (Anheuser-Busch Cos., Inc.), 7.4s, 2010               500            592,475
  Cartersville, GA, Development Authority Rev.,
   Water & Wastewater Facilities
   (Anheuser-Busch Cos., Inc.), 6.75s, 2012            1,000          1,064,140
  Effingham County, GA, Development Authority,
   Pollution Control Rev. (Fort Howard Corp.),
   7.9s, 2005                                          1,750          1,835,802
  Emanuel County, GA, Development Authority
   (Figgie Properties), 7.95s, 2004                      475            473,409
  Richmond County, GA, Development Authority
   (International Paper Company), 5.8s, 2020           2,500          2,379,175
  Savannah, GA, Economic Development Authority,
   Industrial Development Rev. (Hershey Foods
   Corp.), 6.6s, 2012                                  1,150          1,220,564
  Savannah, GA, Economic Development Authority,
   Industrial Development Rev. (Stone Container
   Corp.), 7.4s, 2026                                    750            770,280

                                                                          19-GA

-------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - continued
  Savannah, GA, Economic Development Authority,
   Industrial Development Rev. (Union Camp
   Corp.), 6.15s, 2017                                $1,000        $ 1,032,440
  Savannah, GA, Port Authority, Pollution
   Control Rev. (Union Carbide Corp.), 7.55s,
   2004                                                1,000          1,002,210
  Wayne County, GA, Solid Waste Rev.
   (ITT-Rayonier, Inc.), 8s, 2015                      1,000          1,086,570
                                                                    -----------
                                                                    $12,475,205
-------------------------------------------------------------------------------
Insured Health Care Revenue - 2.1%
  Albany-Dougherty County Georgia Hospital
   Authority Rev. (Phoebe Putney Memorial
   Hospital, Inc.) CARS, AMBAC, 7.47s, 2013++++       $1,550        $ 1,474,717
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.8%
  Cobb County, GA, Housing Authority Rev.
   (Signature Place Project), 6.875s, 2017            $1,500        $ 1,540,830
  Hinesville, GA, Leased Housing Corp. Rev.
   (Baytree Apartments), FHA, 6.7s, 2017                 900            935,316
  St. Mary's, GA (Cumberland Oaks Apartments),
   FNMA, 7.375s, 2022                                  1,470          1,543,559
                                                                    -----------
                                                                    $ 4,019,705
-------------------------------------------------------------------------------
Single Family Housing Revenue - 2.8%
  DeKalb County, GA, Housing Authority, Single
   Family Mortgage Rev., GNMA, 7.75s, 2022            $  495        $   520,873
  Georgia Housing & Finance Authority, 0s, 2031        7,775            636,928
  Georgia Residential Finance Authority Rev.,
   8s, 2020                                              360            377,903
  Georgia Residential Finance Authority Rev.,
   7.25s, 2021                                           365            386,225
                                                                    -----------
                                                                    $ 1,921,929
-------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 12.5%
  Barnesville, GA, Water and Sewer Rev., 6.9s,
   2022                                               $1,715        $ 1,782,074
  Brunswick, GA, Water and Sewer Rev., MBIA,
   6.1s, 2014                                          1,000          1,047,200
  Cartersville, GA, Water and Sewer Rev., AMBAC,
   7.2s, 2012                                          2,225          2,385,133
  Fulton County, GA, Water and Sewer Rev., FGIC,
   6.375s, 2014                                        3,250          3,516,955
                                                                    -----------
                                                                    $ 8,731,362
-------------------------------------------------------------------------------
Miscellaneous Revenue - 2.3%
  George L. Smith II/Georgia World Congress
   Center Authority (Domed Stadium Project),
   7.875s, 2020                                       $1,475        $ 1,608,783
-------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $62,373,938)                $66,267,682
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.2%
-------------------------------------------------------------------------------
  Burke County, Development Authority, Pollution
   Control Rev., due 9/01/26                          $  700        $   700,000
  Georgia Hospital Financing Authority Rev.
   (Hospital Loan Program), due 3/01/01                  858            858,000
-------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                $ 1,558,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $63,931,938)                    $67,825,682
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.9%                               $ 2,011,942
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $69,837,624
-------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements


Portfolio of Investments - March 31, 1997
MFS MARYLAND MUNICIPAL BOND FUND

Municipal Bonds - 95.5%
-------------------------------------------------------------------------------
                                                 Principal Amount
Issuer                                            (000 Omitted)        Value
-------------------------------------------------------------------------------
General Obligation - 12.6%
  Anne Arundel County, MD, 4.9s, 2011                 $1,005        $   940,841
  Baltimore, MD, Consolidated Public
   Improvement, 7.15s, 2009                            2,120          2,447,243
  Baltimore, MD, Consolidated Public
   Improvement, FGIC, 5.3s, 2009                         700            690,032
  Baltimore, MD, Consolidated Public
   Improvement, FGIC, 5.3s, 2010                         815            795,245
  Baltimore, MD, Consolidated Public
   Improvement, FGIC, 5.375s, 2011                       900            879,516
  Baltimore, MD, Consolidated Public
   Improvement, FGIC, 5.375s, 2013                       770            746,299
  Baltimore, MD, Consolidated Public
   Improvement, MBIA, 7s, 2009                         1,000          1,148,730
  Howard County, MD, Metropolitan District, 0s,
   2008                                                1,975          1,076,493
  Montgomery County, MD, Public Improvement, 0s,
   2009                                                4,000          2,058,320
  Prince George's County, MD, 0s, 2007                 5,110          2,977,750
  Prince George's County, MD, Public
   Improvement, AMBAC, 5.5s, 2013                      1,000            993,260
  State of Maryland, 9s, 1999                            350            387,356
  Washington, MD, Suburban Sanitation District,
   6.1s, 2015                                          1,070          1,115,422
  Washington, MD, Suburban Sanitation District,
   5.25s, 2016                                           865            817,736
  Washington, MD, Suburban Sanitation District,
   5.625s, 2020                                        1,000            975,260
                                                                    -----------
                                                                    $18,049,503
-------------------------------------------------------------------------------
State and Local Appropriation - 14.7%
  Calvert County, MD, Community Lease Rev.,
   7.2s, 2010                                         $  750        $   809,670
  Howard County, MD, Certificates of
   Participation, 8.15s, 2021                            450            579,672
  Howard County, MD, Certificates of
   Participation, "A", 8s, 2019                          805          1,016,095
  Howard County, MD, Certificates of
   Participation, "B", 8s, 2019                          385            485,959
  Howard County, MD, Certificates of
   Participation, "C", 8s, 2019                          680            858,316
  Maryland Stadium Authority, Sports Facilities
   Leasing Rev., 7.6s, 2019                            2,580          2,774,661
  Maryland Stadium Authority, Sports Facilities
   Leasing Rev., AMBAC, 5.875s, 2012                   1,000          1,017,020
  Prince George's County, MD, Certificates of
   Participation, MBIA, 0s, 2005                       2,495          1,620,677
  Prince George's County, MD, Certificates of
   Participation, MBIA, 0s, 2006                       2,490          1,535,135
  Prince George's County, MD, Certificates of
   Participation, MBIA, 0s, 2011                       3,675          1,643,681
  Prince George's County, MD, Industrial
   Development Authority, MBIA, 0s, 2004                 980            675,455
  Prince George's County, MD, Industrial
   Development Authority, MBIA, 0s, 2006               1,800          1,109,736

20-MD

-------------------------------------------------------------------------------
State and Local Appropriation - continued
  Prince George's County, MD, Industrial
   Development Authority, MBIA, 0s, 2009             $ 1,500        $   768,315
  Prince George's County, MD, Industrial
   Development Authority, MBIA, 0s, 2010               2,730          1,307,042
  Prince George's County, MD, Industrial
   Development Authority, MBIA, 0s, 2011               2,810          1,265,568
  Prince George's County, MD, Industrial
   Development Authority, MBIA, 0s, 2012               2,000            845,420
  Puerto Rico Public Buildings Authority,
   Education & Health Rev., 6.45s, 2016ss              3,000          2,812,320
                                                                    -----------
                                                                    $21,124,742
-------------------------------------------------------------------------------
Refunded and Special Obligations - 11.1%
  Baltimore, MD, Water Utility Rev., MBIA, 6.5s,
   2000                                              $   540        $   570,045
  Howard County, MD, Metropolitan District,
   7.15s, 2000                                           500            540,475
  Maryland Health & Higher Education Facilities
   Authority Rev. (Sinai Hospital/ Baltimore),
   7s, 2000                                            2,000          2,175,560
  Maryland Health & Higher Education Facilities
   Authority Rev. (University of Maryland
   Medical System), FGIC, 6.5s, 2001                   1,000          1,067,250
  Maryland Health & Higher Education Facilities
   Authority Rev. (University of Maryland
   Medical System), FGIC, 7s, 2001                     1,840          2,028,913
  Montgomery County, MD, Revenue Authority Lease
   Rev. (Regional Indoor Swim Center), 7.6s,
   1998                                                  750            786,975
  Morgan, MD, State University Academic &
   Auxiliary Facilities & Fees Rev., MBIA, 0s,
   2006                                                1,135            707,911
  Morgan, MD, State University Academic &
   Auxiliary Facilities & Fees Rev., MBIA, 0s,
   2008                                                1,400            771,456
  Prince George's County, MD, Hospital Rev.
   (Dimensions Health Corp.), 7.25s, 2002              2,000          2,252,800
  Puerto Rico Aqueduct & Sewer Authority Rev.,
   10.25s, 2009                                          500            679,235
  Puerto Rico Electric Power Authority Rev., 8s,
   1998                                                  500            533,640
  Puerto Rico Electric Power Authority Rev., 7s,
   2001                                                1,000          1,106,750
  Puerto Rico Public Improvement Rev., 6.8s,
   2002                                                1,500          1,660,185
  Washington, MD, Suburban Sanitation District,
   6.9s, 2001                                          1,045          1,146,856
                                                                    -----------
                                                                    $16,028,051
-------------------------------------------------------------------------------
Health Care Revenue - 11.7%
  Berlin, MD, Hospital Rev. (Atlantic General
   Hospital), 8.375s, 2022                           $ 1,360        $ 1,403,153
  Maryland Health & Higher Education Facilities
   Authority Rev. (Doctors Community Hospital),
   5.5s, 2024                                          2,000          1,790,060
  Maryland Health & Higher Education Facilities
   Authority Rev. (Good Samaritan Hospital),
   5.7s, 2009                                          1,085          1,098,432
  Maryland Health & Higher Education Facilities
   Authority Rev. (Johns Hopkins Hospital), 0s,
   2010                                                2,000            954,920
  Maryland Health & Higher Education Facilities
   Authority Rev. (Johns Hopkins Hospital), 5s,
   2023                                                2,250          1,951,290
  Maryland Health & Higher Education Facilities
   Authority Rev. (Kennedy Institute), 6.75s,
   2022                                              $   500        $   507,320
  Maryland Health & Higher Education Facilities
   Authority Rev. (Medlantic Hospital Care),
   8.375s, 2014                                        3,540          3,635,722
  Prince George's County, MD, Hospital Rev.
   (Dimensions Health Corp.), 5.3s, 2024               3,000          2,671,650
  Prince George's County, MD, Hospital Rev.
   (Greater Southeast Healthcare System),
   6.375s, 2023                                        2,900          2,798,152
                                                                    -----------
                                                                    $16,810,699
-------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 4.5%
  Baltimore, MD, Industrial Revenue Board
   (Weyerhaeuser), 9s, 2006                          $ 3,150        $ 3,202,322
  Baltimore, MD, Port Facilities Rev. (duPont
   (E.I.) de Nemours & Co.), 6.5s, 2011                1,500          1,605,540
  Cecil County, MD, Commissioners Industrial
   Development Revenue Board, 5.25s, 2006              1,000            998,150
  Upper Potomac, MD, River Commission, Pollution
   Control Rev. (Westvaco), 10.5s, 2004                  150            156,954
  Upper Potomac, MD, River Commission, Pollution
   Control Rev. (Westvaco), 9.125s, 2015                 500            517,835
                                                                    -----------
                                                                    $ 6,480,801
-------------------------------------------------------------------------------
Insured Health Care Revenue - 6.4%
  Maryland Health & Higher Education Facilities
   Authority Rev. (Frederick Memorial
   Hospital), FGIC, 5.25s, 2013                      $ 4,550        $ 4,407,539
  Maryland Health & Higher Education Facilities
   Authority Rev. (University of Maryland
   Medical Center), FGIC, 5s, 2020                     1,000            886,660
  Maryland Health & Higher Education Facilities
   Authority Rev., (Mercy Medical Center), FSA,
   5.625s, 2017                                        2,000          1,951,080
  Maryland Health & Higher Education Facilities
   Authority Rev., (Mercy Medical Center), FSA,
   5.75s, 2026                                           500            487,625
  Maryland Industrial Development Finance
   Authority, Economic Development Rev., (Bon
   Secours Health System), FSA, 7.924s,
   2022++++                                            1,400          1,398,978
                                                                    -----------
                                                                    $ 9,131,882
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.6%
  Baltimore, MD, City Housing, Multi-Family
   Housing Rev., FNMA, 7.25s, 2023                   $ 1,220        $ 1,273,936
  Baltimore, MD, City Housing, Multi-Family
   Housing Rev. (Greenhill), FHA, 7.75s, 2009            980            995,592
  Maryland Community Development Administration,
   Multi-Family Housing Rev., 7.375s, 2021               330            350,278
  Maryland Community Development Administration,
   Multi-Family Housing Rev., 8.4s, 2029               1,320          1,351,430
  Maryland Community Development Administration,
   Multi-Family Housing Rev., 0s, 2032                11,605            802,022
  Maryland Community Development Administration,
   Multi-Family Housing Rev., 7.8s, 2032               1,190          1,271,146
  Montgomery County, MD, Housing Opportunities
   Commission, Multi-Family Mortgage Rev.,
   7.375s, 2032                                          510            536,326
                                                                    -----------
                                                                    $ 6,580,730
-------------------------------------------------------------------------------

                                                                          21-MD

-------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.7%
  Puerto Rico Highway & Transportation Authority
   Rev., 6.625s, 2012                                 $1,000       $  1,066,230
-------------------------------------------------------------------------------
Single Family Housing Revenue - 7.6%
  Maryland Community Development Administration,
   Single Family Housing Rev., 7.7s, 2015             $  615       $    647,343
  Maryland Community Development Administration,
   Single Family Housing Rev., 5.875s, 2016            2,000          1,994,780
  Maryland Community Development Administration,
   Single Family Housing Rev., 8.25s, 2017             1,300          1,334,424
  Maryland Community Development Administration,
   Single Family Housing Rev., 7.625s, 2020            2,255          2,332,594
  Maryland Community Development Administration,
   Single Family Housing Rev., 8.25s, 2020               480            493,354
  Maryland Community Development Administration,
   Single Family Housing Rev., 6.75s, 2026             2,250          2,322,428
  Maryland Community Development Administration,
   Single Family Housing Rev., 7.625s, 2029              905            934,548
  Maryland Community Development Administration,
   Single Family Housing Rev., 7.85s, 2029               520            544,804
  Montgomery County, MD, Housing Opportunities
   Commission, Single Family Mortgage Rev.,
   7.5s, 2017                                            365            383,589
                                                                   ------------
                                                                   $ 10,987,864
-------------------------------------------------------------------------------
Solid Waste Revenue - 7.3%
  Northeast Maryland, Waste Disposal Authority
   Solid Waste Rev., (Montgomery County
   Project), 6s, 2006                                 $1,000       $  1,016,560
  Northeast Maryland, Waste Disposal Authority
   Solid Waste Rev., (Montgomery County
   Project), MBIA, 6.3s, 2016                          5,000          5,086,600
  Northeast Maryland, Waste Disposal Authority
   (Southwest County Resource Recovery), MBIA,
   7.2s, 2005                                          1,000          1,120,160
  Prince George's County, MD, Solid Waste
   Management, FSA, 5.25s, 2013                        3,500          3,322,235
                                                                   ------------
                                                                   $ 10,545,555
-------------------------------------------------------------------------------
Universities - 4.1%
  Maryland Health & Higher Education Facilities
   Authority Rev., (Loyola College), MBIA,
   5.5s, 2016                                         $3,000       $  2,922,390
  Maryland Health & Higher Education Facilities
   Authority Rev. (Mount St. Mary's College),
   6.5s, 2009                                            714            711,913
  Morgan, MD, State University Academic &
   Auxiliary Facilities Rev., MBIA, 6.05s, 2015        1,500          1,576,140
  University of Maryland, Auxiliary Facilities &
   Tuition Rev., 0s, 2004                              1,000            685,370
                                                                   ------------
                                                                   $  5,895,813
-------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 4.1%
  Baltimore, MD, Wastewater Rev., FGIC, 6s, 2015      $1,000       $  1,049,790
  Baltimore, MD, Wastewater Rev., MBIA, 5.65s,
   2020++++                                            2,000          1,951,760
  Baltimore, MD, Wastewater Rev., MBIA, 7.58s,
   2020++++                                            3,000          2,837,460
                                                                   ------------
                                                                   $  5,839,010
-------------------------------------------------------------------------------
Miscellaneous Revenue - 6.1%
  Baltimore, MD, Parking Rev., 5.375s, 2013           $1,600       $  1,513,632
  Maryland Industrial Development Finance
   Authority (American Center for Physics
   Headquarters), 6.625s, 2017                         1,500          1,533,870
  Maryland Industrial Development Finance
   Authority (YMCA/Baltimore), 8s, 2012                2,825          2,990,489
  Maryland Industrial Development Finance
   Authority (YMCA/Baltimore), 8.25s, 2012               895            948,011
  Washington, D.C., Metropolitan Area Transit
   Authority, Gross Rev., FGIC, 5.25s, 2014            1,900          1,790,408
                                                                   ------------
                                                                   $  8,776,410
-------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost $130,967,278)               $137,317,290
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.9%
-------------------------------------------------------------------------------
  Lincoln County, WY, Pollution Control Rev.
   (Exxon), due 11/01/14                              $1,700       $  1,700,000
  New York City, NY, Water Finance Authority,
   due 6/15/24                                         1,200          1,200,000
  Unita County, WY, Pollution Control Rev.
   (Chevron), due 8/15/20                              1,300          1,300,000
-------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost               $  4,200,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $135,167,278)                  $141,517,290

Other Assets, Less Liabilities - 1.6%                                 2,266,272
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                $143,783,562
-------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements


Portfolio of Investments - March 31, 1997
MFS MASSACHUSETTS MUNICIPAL BOND FUND

Municipal Bonds - 96.6%
-------------------------------------------------------------------------------
                                                 Principal Amount
Issuer                                            (000 Omitted)        Value
-------------------------------------------------------------------------------
General Obligation - 16.2%
  Belmont, MA, 5s, 2015                              $ 2,165         $1,993,662
  Commonwealth of Massachusetts,
   0s, 2004                                           10,000          6,730,800
  Commonwealth of Massachusetts,
   0s, 2005                                            2,000          1,290,160
  Commonwealth of Massachusetts,
   0s, 2005                                            2,000          1,267,780
  Commonwealth of Massachusetts, AMBAC, 6s, 2008       3,000          3,185,700
  Commonwealth of Massachusetts, AMBAC, 6.75s,
   2009                                                2,500          2,736,175
  Commonwealth of Massachusetts, AMBAC, 5s, 2016       2,000          1,813,460
  Commonwealth of Massachusetts, FGIC, 0s, 2006        4,000          2,472,040
  Commonwealth of Massachusetts, FGIC, 7s, 2009        1,250          1,436,363
  Commonwealth of Massachusetts, MBIA, 7.5s,
   2004                                                2,850          3,267,040
  Gloucester, MA, AMBAC, 7s, 2009                        225            244,037
  Gloucester, MA, AMBAC, 7s, 2010                        215            233,191
  Haverhill, MA, FGIC, 7s, 2012                        1,250          1,352,937
  Holyoke, MA, 8s, 2001                                  595            625,958
  Holyoke, MA, MBIA, 8s, 2001                          1,700          1,905,887
  Holyoke, MA, MBIA, 8.1s, 2005                          500            584,775
  Lawrence, MA, AMBAC, 9.75s, 2002                       600            723,252
  Lowell, MA, 8.4s, 2009                               1,000          1,126,070
  Lowell, MA, 5s, 2012                                 3,010          2,803,273
  Mashpee, MA, 6.25s, 2008                             1,530          1,676,390

22-MA

-------------------------------------------------------------------------------
General Obligation - continued
  North Attleborough, MA, 5s, 2013                   $ 2,240        $ 2,073,882
  Northbridge, MA, 7.6s, 2001                            325            354,429
  Princeton, MA, AMBAC, 7.25s, 2009                      490            530,205
                                                                    -----------
                                                                    $40,427,466
-------------------------------------------------------------------------------
State and Local Appropriation - 8.3%
  Massachusetts Bay Transportation Authority,
   6.2s, 2016                                        $10,400        $10,995,296
  Massachusetts Bay Transportation Authority,
   7s, 2021                                            5,000          5,772,250
  Massachusetts Bay Transportation Authority,
   AMBAC, 5.25s, 2017                                  3,370          3,144,176
  Massachusetts Industrial Finance Agency
   (Vinfen Corp.), 7.1s, 2018                            695            705,710
                                                                    -----------
                                                                    $20,617,432
-------------------------------------------------------------------------------
Refunded and Special Obligations - 11.9%
  Boston, MA, MBIA, 7.75s, 2008                      $   500        $   531,820
  Commonwealth of Massachusetts, 6.875s, 2010          4,000          4,391,640
  Holyoke, MA, 9.85s, 2008                               380            400,246
  Lowell, MA, 7.625s, 2010                             4,875          5,490,030
  Massachusetts Federally Assisted Housing, 0s,
   2023                                                4,995            870,828
  Massachusetts Health & Education Facilities
   Authority, 8s, 2010                                 1,750          1,939,823
  Massachusetts Health & Education Facilities
   Authority (Boston College), 5.25s, 2003             4,350          3,900,253
  Massachusetts Industrial Finance Agency (Cape
   Cod Health System), 8.5s, 2000                        500            571,290
  Massachusetts Industrial Finance Agency,
   Tunnel Rev. (Mass. Turnpike), 9s, 2000              8,130          9,359,907
  Massachusetts Port Authority, ETM, 12.75s,
   2002                                                  485            623,662
  Massachusetts Port Authority, ETM, 13s, 2013           780          1,291,407
  Palmer, MA, AMBAC, 7.7s, 2010                          500            557,520
                                                                    -----------
                                                                    $29,928,426
-------------------------------------------------------------------------------
Airport and Port Revenue - 4.8%
  Massachusetts Port Authority,
   5s, 2015                                          $ 5,600        $ 5,039,720
  Massachusetts Port Authority, FGIC, 7.5s, 2020       4,500          4,852,935
  Massachusetts Port Authority (USAir Project),
   5.625s, 2011                                        2,140          2,092,128
                                                                    -----------
                                                                    $11,984,783
-------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 0.4%
  Puerto Rico Electric Power Authority, 5s, 2012     $ 1,035        $   938,859
-------------------------------------------------------------------------------
Health Care Revenue - 18.0%
  Boston, MA, Industrial Development Finance
   Authority Rev. (Alzheimers Center Project),
   FHA, 5.5s, 2012                                   $   750        $   722,265
  Boston, MA, Industrial Development Finance
   Authority Rev. (Stonehedge Convalescent
   Center), 10.75s, 2011                                 710            758,117
  Massachusetts Health & Education Facilities
   Authority (Beth Israel Hospital), 7s, 2014          3,000          3,147,870
  Massachusetts Health & Education Facilities
   Authority (Charlton Memorial Hospital),
   7.25s, 2013                                         1,700          1,827,092
  Massachusetts Health & Education Facilities
   Authority (Children's Hospital), 6.125s,
   2012                                                2,285          2,321,103
  Massachusetts Health & Education Facilities
   Authority (Emerson Hospital), ETM, 8s, 2018       $ 1,745        $ 1,947,350
  Massachusetts Health & Education Facilities
   Authority (Fairview Extended Care Facility),
   10.25s, 2021                                        2,000          2,251,160
  Massachusetts Health & Education Facilities
   Authority (Massachusetts Eye & Ear
   Infirmary), 7.375s, 2011                            3,000          3,030,030
  Massachusetts Health & Education Facilities
   Authority (New England Deaconess Hospital),
   6.875s, 2022                                        5,600          5,921,440
  Massachusetts Health & Education Facilities
   Authority (New England Deaconess Hospital),
   7.2s, 2022                                          2,500          2,682,425
  Massachusetts Health & Education Facilities
   Authority (North Adams Regional Hospital),
   6.625s, 2018                                        1,000          1,018,420
  Massachusetts Industrial Finance Agency
   (Beverly Enterprises), 8.375s, 2009                 4,040          4,327,365
  Massachusetts Industrial Finance Agency
   (Continental Healthcare), 11.875s, 2015             5,320          5,429,326
  Massachusetts Industrial Finance Agency
   (Evanswood), 7.625s, 2014                           1,200          1,190,616
  Massachusetts Industrial Finance Agency
   (Martha's Vineyard Long-Term Care Facility),
   9.25s, 2022++                                       3,000          2,122,500
  Massachusetts Industrial Finance Agency
   (Massachusetts Biomedical Research), 0s,
   2004                                                5,000          3,348,650
  Massachusetts Industrial Finance Agency
   (Massachusetts Biomedical Research), 0s,
   2010                                                5,300          2,382,032
  Massachusetts Industrial Finance Agency
   (Needham/Hamilton House), 11s, 2010                   600            613,530
                                                                    -----------
                                                                    $45,041,291
 ------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 2.8%
  Massachusetts Industrial Finance Agency
   (Automatic Data Processing, Inc.), 8.25s,
   2019                                              $   900        $   919,152
  Massachusetts Industrial Finance Agency,
   Pollution Control Rev. (Boston Edison Co.),
   5.75s, 2014                                         1,900          1,831,505
  Puerto Rico Ports Authority (American
   Airlines), 6.3s, 2023                               2,370          2,383,343
  Puerto Rico Ports Authority (American
   Airlines), 6.25s, 2026                              1,500          1,505,670
  Springfield, MA, Industrial Development
   Finance Agency (Terminal Building), 10s,
   2001                                                  327            329,881
                                                                    -----------
                                                                    $ 6,969,551
-------------------------------------------------------------------------------
Insured Health Care Revenue - 3.6%
  Massachusetts Health & Education Facilities
   Authority (Beth Israel Hospital), AMBAC,
   8.218s, 2025++++                                  $ 5,000        $ 4,936,650
  Massachusetts Health & Education Facilities
   Authority (Brigham & Women's Hospital),
   MBIA, 6.75s, 2024                                   2,900          3,095,692
  Massachusetts Health & Education Facilities
   Authority (Newton Wellesley Hospital),
   6.125s, 2015                                        1,000          1,030,030
                                                                    -----------
                                                                    $ 9,062,372
-------------------------------------------------------------------------------

                                                                          23-MA

-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.8%
  Massachusetts Housing Finance Agency, 8.4s,
   2021                                              $ 2,190       $  2,286,579
  Massachusetts Housing Finance Agency, 8.8s,
   2021                                                1,995          2,091,777
  Massachusetts Housing Finance Agency, 8.2s,
   2027                                                  720            751,997
  Massachusetts Housing Finance Agency, AMBAC,
   6.65s, 2019                                         1,500          1,561,230
  Massachusetts Housing Finance Agency, FNMA,
   6.9s, 2025                                          1,700          1,781,039
  Somerville, MA, Housing Authority Rev.
   (Clarendon Hill), 7.85s, 2010                       1,000          1,059,770
                                                                   ------------
                                                                   $  9,532,392
-------------------------------------------------------------------------------
Single Family Housing Revenue - 4.2%
  Massachusetts Housing Finance Agency, 8.1s,
   2020                                              $ 2,270       $  2,362,707
  Massachusetts Housing Finance Agency, 8.1s,
   2021                                                2,000          2,098,860
  Massachusetts Housing Finance Agency, 7.95s,
   2023                                                  945          1,005,026
  Massachusetts Housing Finance Agency, MBIA,
   6.1s, 2015                                          2,000          2,028,280
  Massachusetts Industrial Finance Agency, MBIA,
   6.35s, 2022                                         3,000          3,013,620
                                                                   ------------
                                                                   $ 10,508,493
-------------------------------------------------------------------------------
Student Loan Revenue
  Massachusetts Education Loan Authority, 9s,
   2001                                              $    85       $     85,678
-------------------------------------------------------------------------------
Universities - 6.6%
  Massachusetts Health & Education Facilities
   Authority (Boston University), MBIA, 9.335s,
   2031++++                                          $ 5,000       $  5,530,750
  Massachusetts Health & Education Facilities
   Authority (Wheaton College), 5.25s, 2019            1,000            920,940
  Massachusetts Industrial Finance Agency
   (Babson College Series), 5.375s, 2017               2,000          1,877,400
  Massachusetts Industrial Finance Agency
   (Brandeis University), 0s, 2004                     1,000            682,870
  Massachusetts Industrial Finance Agency
   (Brandeis University), 0s, 2005                     1,000            643,180
  Massachusetts Industrial Finance Agency
   (Brandeis University), 0s, 2009                     1,000            503,340
  Massachusetts Industrial Finance Agency
   (Brandeis University), 0s, 2010                     1,000            467,760
  Massachusetts Industrial Finance Agency
   (Brandeis University), 0s, 2011                       500            219,840
  Massachusetts Industrial Finance Agency (Curry
   College), 8s, 2010                                    590            587,540
  Massachusetts Industrial Finance Agency (Curry
   College), 8s, 2014                                  1,945          1,967,912
  Massachusetts Industrial Finance Agency
   (Emerson College), 8.9s, 2018                       1,000          1,093,850
  Massachusetts Industrial Finance Agency
   (Lesley College), 6.3s, 2025                        2,000          2,026,420
                                                                   ------------
                                                                   $ 16,521,802
-------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 9.0%
  Massachusetts Water Pollution, Loan Program,
   5.25s, 2014                                       $ 5,160       $  4,925,942
  Massachusetts Water Resources Authority, 6.5s,
   2019                                                8,470          9,095,425
  Massachusetts Water Resources Authority,
   AMBAC, 5.25s, 2015                                  5,000          4,814,100
  Massachusetts Water Resources Authority, MBIA,
   5.25s, 2020                                         4,000          3,641,320
                                                                   ------------
                                                                   $ 22,476,787
-------------------------------------------------------------------------------
Miscellaneous Revenue - 7.0%
  Martha's Vineyard, MA, Land Bank, (Land
   Acquisition), 8.125s, 2011                        $ 3,900       $  3,997,695
  Massachusetts Health & Education Facilities
   Authority, 9.25s, 2014                              2,250          2,395,845
  Massachusetts Health & Education Facilities
   Authority (Learning Center for Deaf
   Children), 8s, 2020                                 1,500          1,500,360
  Massachusetts Industrial Finance Agency (Park
   School), 5.9s, 2026                                 3,385          3,293,300
  Massachusetts Industrial Finance Agency
   (Dexter School), 7.5s, 2011                         1,720          1,817,404
  Massachusetts Industrial Finance Agency
   (Dexter School), 7.5s, 2021                         2,900          3,066,373
  Nantucket Island, MA, Land Bank, 7.75s, 2020         1,200          1,324,092
                                                                  -------------
                                                                   $ 17,395,069
-------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $229,796,491)              $241,490,401
-------------------------------------------------------------------------------
Rights - 0.1%
-------------------------------------------------------------------------------
                                                      Shares
-------------------------------------------------------------------------------
  Georgia Municipal Electric Authority Power
   Co., due 2016 (Identified Cost, $131,400)          10,000       $    255,800
-------------------------------------------------------------------------------
Floating Rate Demand Note - 1.0%
-------------------------------------------------------------------------------
                                                Principal Amount
                                                  (000 Omitted)
-------------------------------------------------------------------------------
  Massachusetts Health & Education Facilities
   Authority, due 1/01/35, at Identified Cost        $ 2,600       $  2,600,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $232,527,891)                  $244,346,201

Other Assets, Less Liabilities - 2.3%                              $  5,731,618
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                $250,077,819
-------------------------------------------------------------------------------

Portfolio Footnotes:
 ss Indexed security.
  ++Security valued by or at the direction of the Trustees.
++++Inverse floating rate security.
 ###Security segregated as collateral for an open futures contract. See notes to financial statements

24-MA

Financial Statements

Statements of Assets and Liabilities

---------------------------------------------------------------------------------------------------------------------------------
                                       Alabama      Arkansas    California      Florida      Georgia      Maryland Massachusetts
March 31, 1997                            Fund          Fund          Fund         Fund         Fund          Fund          Fund
---------------------------------- ------------ ------------- ------------- ------------ -------------------------  -------------

Assets:
 Investments -
  Identified cost                  $79,126,506  $145,366,525  $253,414,326  $90,198,925  $63,931,938  $135,167,278  $232,527,891
  Unrealized appreciation            4,010,182     5,078,478    10,830,095    3,633,602    3,893,744     6,350,012    11,818,310
                                   ------------ ------------- ------------- ------------ -------------------------  -------------

    Total, at value                $83,136,688  $150,445,003  $264,244,421  $93,832,527  $67,825,682  $141,517,290  $244,346,201
 Cash                                   84,729        84,275        40,322       91,319        2,344        34,348        57,188
 Receivable for Fund shares sold        49,328        74,040       295,384       93,461      168,708       171,307       266,015
 Receivable for investments sold     1,733,600        18,116    12,467,976      785,850      953,260       452,714     2,592,111
 Interest receivable                 1,413,328     2,252,334     3,802,145    1,655,756    1,105,884     2,177,384     3,916,395
 Other assets                            1,002         2,074         3,355       13,470          898         1,705         2,944
                                   ------------ ------------- ------------- ------------ -------------------------  -------------

    Total assets                   $86,418,675  $152,875,842  $280,853,603  $96,472,383  $70,056,776  $144,354,748  $251,180,854
                                   ------------ ------------- ------------- ------------ -------------------------  -------------

Liabilities:
 Distributions payable             $   220,386  $    350,988  $    692,964  $   256,237  $   144,110  $    280,967  $    615,214
 Payable for Fund shares
  reacquired                           209,117       622,362       999,973      119,662          755       193,510       364,590
 Payable for investments purchased   1,697,450       --          5,851,656      986,303      --            --            --
 Payable for daily variation
  margin on open futures contracts      11,250         5,000       --           --           --            --            --
 Payable to affiliates -
  Management fee                         5,081         9,171        12,007        5,727        3,438         7,091        12,321
  Administrative fee                       139           250           450          156          115           236           411
  Shareholder servicing agent fee        1,201         2,168         3,902        1,354          993         2,048         3,620
  Distribution and service fee           2,906         3,110        10,648        3,661        2,728         6,758        10,660
 Accrued expenses and other
  liabilities                           61,957        72,037       120,329       56,702       67,013        80,576        96,219
                                   ------------ ------------- ------------- ------------ -------------------------  -------------

    Total liabilities              $ 2,209,487  $  1,065,086  $  7,691,929  $ 1,429,802  $   219,152  $    571,186  $  1,103,035
                                   ------------ ------------- ------------- ------------ -------------------------  -------------

Net assets                         $84,209,188  $151,810,756  $273,161,674  $95,042,581  $69,837,624  $143,783,562  $250,077,819
                                   ============ ============= ============= ============ =========================  =============

Net assets consist of:
 Paid-in capital                   $79,709,154  $154,706,572  $274,218,686  $98,703,387  $69,414,375  $143,012,764  $244,084,771
 Unrealized appreciation on
  investments and futures
  contracts                          3,908,651     5,037,750    10,830,095    3,633,602    3,893,744     6,350,012    11,818,310
 Accumulated undistributed net
  realized gain (loss) on
  investments                          411,611    (7,793,592)  (11,509,098)  (7,317,264)  (3,429,047)   (5,441,552)   (5,217,806)

 Accumulated undistributed
  (distributions in excess of) net
  investment income                    179,772      (139,974)     (378,009)      22,856      (41,448)     (137,662)     (607,456)

                                   ------------ ------------- ------------- ------------ -------------------------  -------------

    Total                          $84,209,188  $151,810,756  $273,161,674  $95,042,581  $69,837,624  $143,783,562  $250,077,819
                                   ============ ============= ============= ============ =========================  =============

Shares of beneficial interest
  outstanding:
 Class A                             7,339,789    14,835,381    42,498,099    8,335,775    5,765,143    11,612,305    21,628,872
 Class B                               694,527       776,303     6,703,433    1,525,437      962,443     1,597,546     1,399,249
 Class C                                --           --            703,318       --           --           --            --
                                   ------------ ------------- ------------- ------------ -------------------------  -------------

    Total shares of beneficial
     interest outstanding            8,034,316    15,611,684    49,904,850    9,861,212    6,727,586    13,209,851    23,028,121
                                   ============ ============= ============= ============ =========================  =============

Net assets:
 Class A                           $76,928,225  $144,263,122  $232,611,902  $80,341,829  $59,842,922  $126,404,592  $234,873,541
 Class B                             7,280,963     7,547,634    36,693,746   14,700,752    9,994,702    17,378,970    15,204,278
 Class C                                --           --          3,856,026       --           --           --            --
                                   ------------ ------------- ------------- ------------ -------------------------  -------------

    Total net assets               $84,209,188  $151,810,756  $273,161,674  $95,042,581  $69,837,624  $143,783,562  $250,077,819
                                   ============ ============= ============= ============ =========================  =============

Class A shares:
 Net asset value per share (net
  assets / shares of beneficial
  interest outstanding)               $10.48       $ 9.72         $5.47        $ 9.64       $10.38       $10.89        $10.86
                                      ======       ======         =====        ======       ======       ======        ======

Offering price per share (100 /
  95.25 of net asset value per
  share)                              $11.00       $10.20         $5.74        $10.12       $10.90       $11.43        $11.40
                                      ======       ======         =====        ======       ======       ======        ======

Class B shares:
 Net asset value and offering
  price per share (net assets /
  shares of beneficial interest
  outstanding)                        $10.48       $ 9.72         $5.47        $ 9.64       $10.38       $10.88        $10.87
                                      ======       ======         =====        ======       ======       ======        ======

Class C shares:
 Net asset value and offering
  price per share (net assets /
  shares of beneficial interest
  outstanding)                        $ --         $ --           $5.48        $ --         $ --         $ --          $ --
                                      ======       ======         =====        ======       ======       ======        ======


  On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations

---------------------------------------------------------------------------------------------------------------------------------
                                         Alabama    Arkansas   California       Florida      Georgia       Maryland  Massachusetts
Year Ended March 31, 1997                   Fund        Fund         Fund          Fund         Fund           Fund           Fund
---------------------------------------------------------------------------------------------------------------------------------
Net investment income:
 Interest income                      $5,537,347  $9,991,542  $17,384,392   $ 6,100,621   $ 4,739,761   $ 9,352,266    $17,148,239
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
  Expenses -
    Management fee                    $  477,327  $  908,167  $ 1,588,838   $   549,091   $   409,612   $   813,556    $ 1,413,749
    Trustees' compensation                16,743      18,509       35,030        16,915        18,150        20,735         20,098
    Shareholder servicing agent fee       27,357      50,392       91,023        31,877        22,785        47,034         82,011
    Shareholder servicing agent fee
      (Class A)                           91,118     180,728      283,882        96,750        73,967       151,710        276,574
    Shareholder servicing agent fee
      (Class B)                           10,992      12,920       58,663        23,792        17,106        24,811         22,268
    Shareholder servicing agent fee
      (Class C)                           --          --            4,647        --            --            --             --
    Distribution and service fee
      (Class A)                          199,904     157,360       --            --           160,929       463,635        852,786
    Distribution and service fee
      (Class B)                           68,255      65,101      296,124       117,638       102,425       155,707        138,902
    Distribution and service fee
      (Class C)                           --          --           40,308        --            --            --             --
    Administrative fee                     1,119       2,041        3,698         1,271           924         1,917          3,335
    Custodian fee                         32,095      71,619      126,876        47,670        33,837        66,638        113,102
    Auditing fees                         28,330      29,417       29,581        29,219        29,186        33,601         45,101
    Printing                               4,809      11,170       20,850         9,704         7,576        13,332         27,400
    Postage                                4,476      11,805       17,558         6,724        --            10,411         14,070
    Legal fees                             1,445       2,944        7,212         3,939         2,122         4,590          7,557
    Amortization of organization
      expenses                            --           2,082      --             1,928        --            --             --
    Miscellaneous                         49,437      60,006      102,040        48,919        23,479        59,528        128,487
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
     Total expenses                   $1,013,407  $1,584,261  $ 2,706,330   $   985,437   $   902,098   $ 1,867,205    $ 3,145,440
    Fees paid indirectly                  (7,554)    (14,652)     (34,413)       (9,623)      (11,946)      (34,547)       (22,491)
    Reduction of expenses by
      investment adviser                  --          --         (432,694)       --           (48,303)      (97,218)      (169,487)
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
      Net expenses                    $1,005,853  $1,569,609  $ 2,239,223   $   975,814   $   841,849   $ 1,735,440    $ 2,953,462
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
       Net investment income          $4,531,494  $8,421,933  $15,145,169   $ 5,124,807   $ 3,897,912   $ 7,616,826    $14,194,777
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
Realized and unrealized gain (loss)
   on investments:
 Realized gain (loss) (identified
   cost basis) -
  Investment transactions             $  582,182  $  273,482  $ 1,273,784   $  (284,305)  $   702,189   $   345,471    $   364,901
  Futures contracts                      (87,997)   (423,987)  (1,833,990)   (1,044,108)     (310,522)   (1,107,510)      (703,960)
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
    Net realized gain (loss) on
     investments                      $  494,185  $ (150,505) $  (560,206)  $(1,328,413)  $   391,667   $  (762,039)   $  (339,059)
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
 Change in unrealized appreciation
   (depreciation) -
   Investments                        $  (35,718) $ (354,925) $(1,533,353)  $  (486,195)  $(1,040,965)  $(1,202,696)   $(2,763,341)
   Futures contracts                    (101,531)    (40,728)      13,823       (60,055)       23,879      (286,761)        (6,932)
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
     Net unrealized loss on
       investments                    $ (137,249) $ (395,653) $(1,519,530)  $  (546,250)  $(1,017,086)  $(1,489,457)   $(2,770,273)
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
       Net realized and unrealized
         gain (loss) on investments   $  356,936  $ (546,158) $(2,079,736)  $(1,874,663)  $  (625,419)  $(2,251,496)   $(3,109,332)
                                      ----------  ----------  -----------   -----------   -----------   -----------    -----------
         Increase in net assets
           from operations            $4,888,430  $7,875,775  $13,065,433   $ 3,250,144   $ 3,272,493   $ 5,365,330    $11,085,445
                                      ==========  ==========  ===========   ===========   ===========   ===========    ===========

See notes to financial statements

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------------
                                  Alabama       Arkansas      California      Florida       Georgia       Maryland  Massachusetts
Year Ended March 31, 1997            Fund           Fund            Fund         Fund          Fund           Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets:
From operations -
 Net investment income        $  4,531,494  $  8,421,933   $  15,145,169  $  5,124,807  $  3,897,912  $  7,616,826   $ 14,194,777
 Net realized gain (loss)
  on investments                   494,185      (150,505)       (560,206)   (1,328,413)      391,667      (762,039)      (339,059)
 Net unrealized loss on
  investments                     (137,249)     (395,653)     (1,519,530)     (546,250)   (1,017,086)   (1,489,457)    (2,770,273)
                              ------------  ------------   -------------  ------------  ------------  ------------   ------------
 Increase in net assets
   from operations            $  4,888,430  $  7,875,775   $  13,065,433  $  3,250,144  $  3,272,493  $  5,365,330   $ 11,085,445
                              ------------  ------------   -------------  ------------  ------------  ------------   ------------
Distributions declared to
  shareholders -
 From net investment income
  (Class A)                   $ (4,197,127) $ (7,990,669)  $ (13,365,451) $ (4,467,721) $ (3,377,412) $ (6,713,171)  $(13,195,047)
 From net investment income
  (Class B)                       (303,407)     (332,561)     (1,604,012)     (634,657)     (454,697)     (679,183)      (653,840)
 From net investment income
  (Class C)                        --            --             (175,706)      --            --            --             --
 From net realized gain on
  investments (Class A)           (638,656)      --              --            --            --            --             --
 From net realized gain on
  investments (Class B)            (55,537)      --              --            --            --            --             --
 In excess of net investment
  income (Class A)                 --            --              (44,591)      --            --            --             --
 In excess of net investment
  income (Class B)                 --            --               (5,352)      --            --            --             --
 In excess of net investment
  income (Class C)                 --            --                 (586)      --            --            --             --
                              ------------  ------------   -------------  ------------  ------------  ------------   ------------
  Total distributions
   declared to shareholders   $ (5,194,727) $ (8,323,230)  $ (15,145,169) $ (5,102,378) $ (3,832,109) $ (7,392,354)  $(13,848,887)
                              ------------  ------------   -------------  ------------  ------------  ------------   ------------
Fund share (principal)
  transactions -
 Net proceeds from sale of
  shares                      $  3,979,559  $  9,627,230   $ 151,915,799  $ 43,852,042  $  5,089,635  $ 11,277,965   $ 60,963,962

  Net asset value of shares
   issued to shareholders
   in reinvestment of
   distributions                 2,180,791     3,747,332       6,490,899     1,953,163     2,000,992     3,935,520      6,335,241

 Cost of shares reacquired     (10,268,087)  (41,972,562)   (181,959,198)  (50,911,287)  (15,081,831)  (22,393,495)   (75,271,052)
                              ------------  ------------   -------------  ------------  ------------  ------------   ------------
 Decrease in net assets
   from Fund share
   transactions               $ (4,107,737) $(28,598,000)  $ (23,552,500) $ (5,106,082) $ (7,991,204) $ (7,180,010)  $ (7,971,849)
                              ------------  ------------   -------------  ------------  ------------  ------------   ------------
   Total decrease in net
    assets                    $ (4,414,034) $(29,045,455)  $ (25,682,765) $ (6,958,316) $ (8,550,820) $ (9,207,034)  $(10,735,291)
Net assets:
 At beginning of period         88,623,222   180,856,211     298,844,439   102,000,897    78,388,444   152,990,596    260,813,110
                              ------------  ------------   -------------  ------------  ------------  ------------   ------------
 At end of period             $ 84,209,188  $151,810,756   $ 273,161,674  $ 95,042,581  $ 69,837,624  $143,783,562   $250,077,819
                              ============  ============   =============  ============  ============  ============   ============
Accumulated undistributed
  (distributions in excess
  of) net investment income
  included in net assets at
  end of period               $    179,772  $   (139,974)  $    (378,009) $     22,856  $    (41,448) $   (137,662)  $   (607,456)
                              ============  ============   =============  ============  ============  ============   ============

See notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
                                 Alabama       Arkansas      California      Florida       Georgia       Maryland   Massachusetts
Year Ended March 31, 1996           Fund           Fund            Fund         Fund          Fund           Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets:
From operations -
 Net investment income         $ 4,645,750   $  9,720,089   $  16,357,698  $  5,341,258  $  4,164,450  $  7,873,071  $ 14,526,680
 Net realized gain (loss) on
  investments                    1,777,244     (1,676,263)      3,656,753     1,919,706      (260,587)   (1,568,663)    3,156,482
 Net unrealized gain (loss)
  on investments                  (188,403)     3,646,737       2,718,243       532,266     1,210,949     3,005,501       533,091
                               -----------   ------------   -------------  ------------  ------------  ------------  ------------
  Increase in net assets from
   operations                  $ 6,234,591   $ 11,690,563   $  22,732,694  $  7,793,230  $  5,114,812  $  9,309,909  $ 18,216,253
                               -----------   ------------   -------------  ------------  ------------  ------------  ------------

Distributions declared to
  shareholders -
 From net investment income
  (Class A)                    $(4,413,702)  $ (9,375,278)  $ (14,676,735) $ (4,746,329) $ (3,749,712) $ (7,300,383) $(14,053,457)
 From net investment income
  (Class B)                       (225,971)      (326,899)     (1,505,089)     (605,261)     (414,738)     (552,380)      473,223)
 From net investment income
  (Class C)                         --            --             (175,874)      --            --            --            --
 In excess of net investment
  income (Class A)                  --            --             (237,111)       (4,074)      (19,210)      --            (35,743)
 In excess of net investment
  income (Class B)                  --            --              (24,316)         (519)       (2,125)      --             (1,204)
 In excess of net investment
  income (Class C)                  --            --               (2,841)      --            --            --            --
                               -----------   ------------   -------------  ------------  ------------  ------------  ------------
  Total distributions
   declared to shareholders    $(4,639,673)  $ (9,702,177)  $ (16,621,966) $ (5,356,183) $ (4,185,785) $ (7,852,763) $(14,563,627)
                               -----------   ------------   -------------  ------------  ------------  ------------  ------------
Fund share (principal)
  transactions -
 Net proceeds from sale of
  shares                       $ 6,801,657   $ 10,722,904   $  95,667,192  $ 43,564,467  $  9,527,957  $ 11,754,356  $ 41,490,140
 Net asset value of shares
  issued to shareholders in
  reinvestment of
  distributions                  1,862,845      4,417,313       7,228,615     1,872,446     2,180,065     4,256,011     6,631,937
 Cost of shares reacquired      (9,836,700)   (30,608,486)   (115,238,042)  (48,433,974)  (17,375,838)  (21,005,744)  (62,188,200)
                               -----------   ------------   -------------  ------------  ------------  ------------  ------------
  Decrease in net assets from
   Fund share transactions     $(1,172,198)  $(15,468,269)  $ (12,342,235) $ (2,997,061) $ (5,667,816) $ (4,995,377) $(14,066,123)
                               -----------   ------------   -------------  ------------  ------------  ------------  ------------
   Total increase (decrease)
    in net assets              $   422,720   $(13,479,883)  $  (6,231,507) $   (560,014) $ (4,738,789) $ (3,538,231) $(10,413,497)
Net assets:
 At beginning of period         88,200,502    194,336,094     305,075,946   102,560,911    83,127,233   156,528,827   271,226,607
                               -----------   ------------   -------------  ------------  ------------  ------------  ------------
 At end of period              $88,623,222   $180,856,211   $ 298,844,439  $102,000,897  $ 78,388,444  $152,990,596  $260,813,110
                               ===========   ============   =============  ============  ============  ============  ============
Accumulated undistributed
  (distributions in excess
  of) net investment income
  included in net assets at
  end of period                $    83,314   $   (261,708)  $    (397,322) $     (4,593) $   (141,860) $   (523,799) $ (1,032,582)
                               ===========   ============   =============  ============  ============  ============  ============

See notes to financial statements

Financial Highlights

---------------------------------------------------------------------------------------------------------------------
                                                                                     Alabama Fund
---------------------------------------------------------------- ----------------------------------------------------
                                                                                                        Two Months
                                                                                                        Ended
                                                                         Year Ended March 31,           March 31,
---------------------------------------------------------------- ------------ ------------ ------------  ------------
                                                                    1997         1996         1995         1994
---------------------------------------------------------------- ------------ ------------ ------------  ------------
                                                                 Class A
---------------------------------------------------------------- ------------ ------------ ------------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                               $ 10.52      $ 10.34      $ 10.27      $ 10.98
                                                                 ------------ ------------ ------------  ------------
Income from investment operations# -
 Net investment income ss                                           $  0.56      $  0.55      $  0.56      $  0.09
 Net realized and unrealized gain (loss) on investments                0.04         0.18         0.09        (0.71)
                                                                 ------------ ------------ ------------  ------------
  Total from investment operations                                  $  0.60      $  0.73      $  0.65      $ (0.62)
                                                                 ------------ ------------ ------------  ------------
Less distributions declared to shareholders -
 From net investment income                                         $ (0.55)     $ (0.55)     $ (0.55)     $ (0.08)
 From net realized gain on investments                                (0.09)        --           --           --
 In excess of net investment income++++                                --           --           --          (0.01)
 In excess of net realized gain on investments                         --           --          (0.03)        --
                                                                 ------------ ------------ ------------  ------------
  Total distributions declared to shareholders                      $ (0.64)     $ (0.55)     $ (0.58)     $ (0.09)
                                                                 ------------ ------------ ------------  ------------
Net asset value - end of period                                     $ 10.48      $ 10.52      $ 10.34      $ 10.27
                                                                 ============ ============ ============  ============
Total return++                                                        5.82%        7.13%        6.51%        (5.66)%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                           1.10%        1.14%        1.15%        1.18%+
 Net investment income                                                5.28%        5.18%        5.47%        5.17%+
Portfolio turnover                                                      22%          37%          30%           4%
Net assets at end of period (000 omitted)                           $76,928      $82,484      $83,805      $81,501

   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For the fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended January 31, 1992, the per share distribution in excess of net investment income was $0.004.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

      Net investment income                                            --          $0.54        $0.55        $0.09
      Ratios (to average net assets):
       Expenses##                                                      --          1.24%        1.25%        1.28%+
       Net investment income                                           --          5.08%        5.37%        5.07%+

---------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended January 31,
---------------------------------------------------------------------------------------------------------------------
                                                                    1994         1993         1992         1991
---------------------------------------------------------------- ------------ ------------ ------------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                               $ 10.33      $  9.95      $  9.65      $  9.53
                                                                 ------------ ------------ ------------  ------------
Income from investment operations# -
 Net investment income ss                                           $  0.55      $  0.56      $  0.60      $  0.59
 Net realized and unrealized gain (loss) on investments                0.69         0.41         0.41         0.08
                                                                 ------------ ------------ ------------  ------------
  Total from investment operations                                  $  1.24      $  0.97      $  1.01      $  0.67
                                                                 ------------ ------------ ------------  ------------
Less distributions declared to shareholders -
 From net investment income                                         $ (0.54)     $ (0.58)     $ (0.65)     $ (0.55)
 From net realized gain on investments                                (0.04)       (0.01)       (0.06)        --
 In excess of net investment income++++                               (0.01)        --          (0.00)        --
 In excess of net realized gain on  investments                        --           --           --           --
                                                                 ------------ ------------ ------------  ------------
  Total distributions declared to shareholders                      $ (0.59)     $ (0.59)     $ (0.71)     $ (0.55)
                                                                 ------------ ------------ ------------  ------------
Net asset value - end of period                                     $ 10.98      $ 10.33      $  9.95      $  9.65
                                                                 ============ ============ ============  ============
Total return++                                                       12.26%       10.08%       10.92%        7.31%
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                           1.21%        1.08%        0.95%        0.57%
 Net investment income                                                5.13%        5.79%        6.19%        6.63%
Portfolio turnover                                                      12%          17%          23%          64%
Net assets at end of period (000 omitted)                           $87,344      $67,678      $48,476      $22,076

   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For the fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended January 31, 1992, the per share distribution in excess of net investment income was $0.004.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

      Net investment income                                           $0.54        $0.55        $0.59        $0.52
      Ratios (to average net assets):
       Expenses##                                                     1.31%        1.18%        1.08%        1.33%
       Net investment income                                          5.03%        5.69%        6.06%        5.87%

See notes to financial statements

                                                                           Alabama Fund
--------------------------------------------------  ------------------------------------------------------------
                                                                                   Two Months
                                                                                   Ended         Period Ended
                                                        Year Ended March 31,       March 31,     January 31,
-------------------------------------------------- ------------------------------- -------------  --------------
                                                     1997       1996      1995        1994           1994**
--------------------------------------------------  ---------  --------- --------- -------------  --------------
                                                     Class B
--------------------------------------------------  ---------  --------- --------- -------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $10.52     $10.34    $10.27       $10.98        $10.93
                                                    ---------  --------- --------- -------------  --------------
Income from investment operations# -
 Net investment income                               $ 0.47     $ 0.46    $ 0.47       $ 0.08        $ 0.18
 Net realized and unrealized gain (loss)
   on investments                                      0.04       0.18      0.09        (0.71)         0.07
                                                    ---------  --------- --------- -------------  --------------
  Total from investment operations                   $ 0.51     $ 0.64    $ 0.56       $(0.63)       $ 0.25
                                                    ---------  --------- --------- -------------  --------------
Less distributions declared to
  shareholders -
 From net investment income                          $(0.47)    $(0.46)   $(0.46)      $(0.08)       $(0.18)
 From net realized gain on investments                (0.08)      --        --           --           (0.02)
 In excess of net realized gain on investments         --         --       (0.03)        --            --
                                                    ---------  --------- --------- -------------  --------------
  Total distributions declared to shareholders       $(0.55)    $(0.46)   $(0.49)      $(0.08)       $(0.20)
                                                    ---------  --------- --------- -------------  --------------
Net asset value - end of period                      $10.48     $10.52    $10.34       $10.27        $10.98
                                                    =========  ========= ========= =============  ==============
Total return                                          4.98%      6.25%     5.64%        (5.79)%+++    2.29%+++
Ratios (to average net assets)/Supplemental data:
 Expenses##                                           1.90%      1.96%     1.97%        2.01%+        1.98%+
 Net investment income                                4.48%      4.34%     4.63%        4.30%+        3.98%+
Portfolio turnover                                      22%        37%       30%           4%           12%
Net assets at end of period (000 omitted)            $7,281     $6,139    $4,396       $2,849        $2,269

 **For the period from the commencement of offering Class B shares, September 7, 1993, to January 31, 1994.
  +Annualized.
+++Not annualized.
  #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.


See notes to financial statements

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Arkansas Fund
 ------------------------------------------------------------------------------------------------------------------------------
                                                                                    Two Months
                                                                                    Ended         Year Ended     Period Ended
                                                     Year Ended March 31,           March 31,     January 31,    January 31,
 --------------------------------------------- -----------  -----------  ------------------------ --------------  --------------
                                                1997         1996        1995          1994          1994           1993*
 --------------------------------------------- -----------  -----------  ------------------------ --------------  --------------
                                                Class A
 --------------------------------------------- -----------  -----------  ------------------------ --------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period           $   9.75     $   9.66    $   9.69      $  10.47      $   9.88       $   9.53
                                               -----------  -----------  ------------------------ --------------  --------------
Income from investment operations# -
 Net investment income ss                       $   0.50     $   0.50    $   0.53      $   0.09      $   0.56       $   0.58
 Net realized and unrealized gain (loss) on
  investments                                      (0.03)        0.09        0.02         (0.77)         0.60           0.35
                                               -----------  -----------  ------------------------ --------------  --------------
  Total from investment operations              $   0.47     $   0.59    $   0.55      $  (0.68)     $   1.16       $   0.93
                                               -----------  -----------  ------------------------ --------------  --------------
Less distributions declared to shareholders -
 From net investment income                     $  (0.50)    $  (0.50)   $  (0.53)     $  (0.08)     $  (0.55)      $  (0.58)
 From net realized gain on investments++++         --           --          --            --            (0.00)         --
 In excess of net investment income                --           --          --            (0.02)        (0.02)         --
 In excess of net realized gain on
  investments++++                                  --           --          (0.05)        --            (0.00)         --
                                               -----------  -----------  ------------------------ --------------  --------------
  Total distributions declared to
   shareholders                                 $  (0.50)    $  (0.50)   $  (0.58)     $  (0.10)     $  (0.57)      $  (0.58)
                                               -----------  -----------  ------------------------ --------------  --------------
Net asset value - end of period                 $   9.72     $   9.75    $   9.66      $   9.69      $  10.47       $   9.88
                                               ===========  ===========  ======================== ==============  ==============
Total return++                                     4.87%        6.19%       5.90%         (6.61)%+++   11.95%         10.11%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                        0.92%        0.93%       0.75%         0.75%+        0.63%          0.16%+
 Net investment income                             5.14%        5.10%       5.51%         5.21%+        5.30%          6.04%+
Portfolio turnover                                    9%           6%         24%            1%            3%            10%
Net assets at end of period (000 omitted)       $144,263     $172,907    $187,105      $195,042      $203,542       $124,644

   *For the period from the commencement of investment operations, February 3, 1992, to January 31, 1993.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended January 31, 1994, the per share distributions from net realized gain on investments and in excess of net realized gain on investments were $0.0015 and $0.0003, respectively.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                        --           --          $0.52         $0.09         $0.53          $0.52
      Ratios (to average net assets):
       Expenses##                                  --           --          0.82%         0.96%+        0.91%          0.75%+
       Net investment income                       --           --          5.43%         5.01%+        5.01%          5.45%+

See notes to financial statements

-------------------------------------------------------------------------------------------------------------------------
                                                                                    Arkansas Fund
 -----------------------------------------------------------  -----------------------------------------------------------
                                                                                             Two Months
                                                                                             Ended        Period Ended
                                                                 Year Ended March 31,        March 31,    January 31,
 -----------------------------------------------------------  --------- ---------  --------- ------------  --------------
                                                               1997      1996       1995       1994           1994**
 -----------------------------------------------------------  --------- ---------  --------- ------------  --------------
                                                               Class B
 -----------------------------------------------------------  --------- ---------  --------- ------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 9.75    $ 9.65     $ 9.69      $10.47        $10.42
                                                              --------- ---------  --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                                      $ 0.42    $ 0.42     $ 0.42      $ 0.07        $ 0.23
 Net realized and unrealized gain (loss) on investments         (0.03)     0.10       0.01       (0.78)        (0.04)
                                                              --------- ---------  --------- ------------  --------------
  Total from investment operations                             $ 0.39    $ 0.52     $ 0.43      $(0.71)       $ 0.19
                                                              --------- ---------  --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income                                    $(0.42)   $(0.42)    $(0.42)     $(0.07)       $(0.14)
 From net realized gain on investments++++                       --        --         --          --           (0.00)
 In excess of net investment income++++++                        --        --         --         (0.00)        (0.00)
 In excess of net realized gain on investments++++               --        --        (0.05)       --           (0.00)
                                                              --------- ---------  --------- ------------  --------------
  Total distributions declared to shareholders                 $(0.42)   $(0.42)    $(0.47)     $(0.07)       $(0.14)
                                                              --------- ---------  --------- ------------  --------------
Net asset value - end of period                                $ 9.72    $ 9.75     $ 9.65      $ 9.69        $10.47
                                                              ========= =========  ========= ============  ==============
Total return                                                    4.05%     5.43%      4.67%       (6.81)%+++    2.18%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                     1.71%     1.76%      1.84%       1.82%+        1.75%+
 Net investment income                                          4.34%     4.27%      4.40%       4.11%+        3.87%+
Portfolio turnover                                                 9%        6%        24%          1%            3%
Net assets at end of period (000 omitted)                      $7,548    $7,950     $7,231      $5,895        $5,179

    **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
     +Annualized.
   +++Not annualized.
     #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++++For the year ended January 31, 1994, the per share distributions from net realized gain on investments and in excess of net realized gain on investments were $0.0015 and $0.003, respectively.
++++++For the period ended March 31, 1994, and the year ended January 31, 1994, the per share distributions in excess of net investment income were $0.002 and $0.004, respectively.
   ss The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
       Net investment income                                     --        --        $0.41       $0.07         $0.12
       Ratios (to average net assets):
        Expenses##                                               --        --        1.91%       2.02%+        3.44%+
        Net investment income                                    --        --        4.33%       3.91%+        2.18%+

See notes to financial statements

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   California Fund
--------------------------------------------------  -----------------------------------------------------------------------------
                                                                                      Two Months   Eleven Months
                                                                                      Ended        Ended           Year Ended
                                                         Year Ended March 31,         March 31,    January 31,     February 28,
-------------------------------------------------- ----------- ----------- ----------------------- --------------- --------------

                                                    1997        1996        1995       1994           1994            1993
-------------------------------------------------- ----------- ----------- ----------------------- --------------- --------------

                                                    Class A
-------------------------------------------------- ----------- ----------- ----------------------- --------------- --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $   5.52    $   5.41    $   5.47    $   5.95       $   5.88        $   5.42
                                                   ----------- ----------- ----------------------- --------------- --------------

Income from investment operations# -
 Net investment income ss                           $   0.30    $   0.30    $   0.31    $   0.05       $   0.30        $   0.34
 Net realized and unrealized gain (loss)
   on investments                                      (0.05)       0.11       (0.05)      (0.48)          0.14            0.47
                                                   ----------- ----------- ----------------------- --------------- --------------

  Total from investment operations                  $   0.25    $   0.41    $   0.26    $  (0.43)      $   0.44        $   0.81
                                                   ----------- ----------- ----------------------- --------------- --------------

Less distributions declared to shareholders -
 From net investment income                         $  (0.30)   $  (0.30)   $  (0.31)   $  (0.04)      $  (0.29)       $  (0.34)
 From net realized gain on investments                 --          --          --          --             (0.07)          (0.01)
 In excess of net investment income++++                --          (0.00)      (0.00)      (0.01)         (0.01)          --
 In excess of net realized gain on investments         --          --          (0.01)      --             --              --
                                                   ----------- ----------- ----------------------- --------------- --------------

  Total distributions declared to shareholders      $  (0.30)   $  (0.30)   $  (0.32)   $  (0.05)      $  (0.37)       $  (0.35)
                                                   ----------- ----------- ----------------------- --------------- --------------

Net asset value - end of period                     $   5.47    $   5.52    $   5.41    $   5.47       $   5.95        $   5.88
                                                   =========== =========== ======================= =============== ==============

Total return++                                         4.55%       7.86%       4.85%       (7.21)%+++     7.64%+++       15.55%
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                            0.66%       0.66%       0.69%       0.68%+         0.60%+          0.39%
 Net investment income                                 5.36%       5.48%       5.80%       5.27%+         4.99%+          6.18%
Portfolio turnover                                       78%         69%         57%          8%            38%             64%
Net assets at end of period (000 omitted)           $232,612    $259,817    $272,161    $313,790       $356,419        $272,179

   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the years ended March 31, 1996, and 1995, the per share distributions in excess of net investment income were $0.0049 and
    $0.0027, respectively.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                            $0.29       $0.29       $0.30       $0.05          $0.29           $0.32
      Ratios (to average net assets):
       Expenses##                                      0.81%       0.81%       0.84%       0.83%+         0.78%+          0.77%
       Net investment income                           5.21%       5.33%       5.65%       5.12%+         4.82%+          5.80%

See notes to financial statements

--------------------------------------------------------------------------------------------------------------------
                                                                            California Fund
-------------------------------------------------- -----------------------------------------------------------------
Year Ended February 28,                             1992        1991       1990       1989      1988      1987
-------------------------------------------------- -----------  --------- ---------  ---------  --------- ----------
                                                    Class A
-------------------------------------------------- -----------  --------- ---------  ---------  --------- ----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $   5.26    $  5.19    $  5.06    $  5.08   $  5.38    $  5.07
                                                   -----------  --------- ---------  ---------  --------- ----------
Income from investment operations -
 Net investment income ss                           $   0.35    $  0.33    $  0.33    $  0.32   $  0.31    $  0.32
 Net realized and unrealized gain (loss)
   on investments                                       0.20       0.07       0.13      (0.02)    (0.29)      0.34
                                                   -----------  --------- ---------  ---------  --------- ----------
  Total from investment operations                  $   0.55    $  0.40    $  0.46    $ (0.30)  $  0.02    $  0.66
                                                   -----------  --------- ---------  ---------  --------- ----------
Less distributions declared to shareholders -
 From net investment income                         $  (0.37)   $ (0.33)   $ (0.33)   $ (0.32)  $ (0.31)   $ (0.33)
 From net realized gain on investments                 (0.02)      --         --         --       (0.01)     (0.02)
                                                   -----------  --------- ---------  ---------  --------- ----------
  Total distributions declared to shareholders      $  (0.39)   $ (0.33)   $ (0.33)   $ (0.32)  $ (0.32)   $ (0.35)
                                                   -----------  --------- ---------  ---------  --------- ----------
Net asset value - end of period                     $   5.42    $  5.26    $  5.19    $  5.06   $  5.08    $  5.38
                                                   ===========  ========= =========  =========  ========= ==========
Total return++                                        10.69%      8.03%      9.28%      6.07%     0.83%     13.57%
Ratios (to average net assets)/Supplemental data ss:
 Expenses                                              0.40%      0.87%      1.00%      1.28%     1.20%      1.04%
 Net investment income                                 6.53%      6.39%      6.35%      6.35%     6.33%      6.25%
Portfolio turnover                                       73%       102%       243%       188%      240%        54%
Net assets at end of period (000 omitted)           $177,291    $84,551    $68,879    $59,212   $59,479    $62,368

++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
ss The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the
   Fund, the net investment income per share and the ratios would have been:
    Net investment income                              $0.33       --         --         --        --         --
    Ratios (to average net assets):
     Expenses                                          0.79%       --         --         --        --         --
     Net investment income                             6.14%       --         --         --        --         --

See notes to financial statements

---------------------------------------------------------------------------------------------------------------
                                                                         California Fund
--------------------------------------------------  -----------------------------------------------------------
                                                                                   Two Months
                                                                                   Ended        Period Ended
                                                        Year Ended March 31,       March 31,    January 31,
--------------------------------------------------  ---------  --------- --------- ------------  --------------
                                                    1997       1996       1995        1994          1994**
--------------------------------------------------  ---------  --------- --------- ------------  --------------
                                                    Class B
--------------------------------------------------  ---------  --------- --------- ------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $  5.52    $  5.41    $  5.47     $  5.95       $  6.02
                                                    ---------  --------- --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                           $  0.25    $  0.26    $  0.25     $  0.04       $  0.10
 Net realized and unrealized gain (loss)
   on investments                                     (0.05)      0.11      (0.05)      (0.48)         --
                                                    ---------  --------- --------- ------------  --------------
  Total from investment operations                  $  0.20    $  0.37    $  0.20     $ (0.44)      $  0.10
                                                    ---------  --------- --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income                         $ (0.25)   $ (0.26)   $ (0.25)    $ (0.04)      $ (0.10)
 From net realized gain on investments                 --         --         --          --         $ (0.07)
 In excess of net investment income++++                --        (0.00)      --         (0.00)        (0.00)
 In excess of net realized gain on investments         --         --        (0.01)       --            --
                                                    ---------  --------- --------- ------------  --------------
  Total distributions declared to shareholders      $ (0.25)   $ (0.26)   $ (0.26)    $ (0.04)      $ (0.17)
                                                    ---------  --------- --------- ------------  --------------
Net asset value - end of period                     $  5.47    $  5.52    $  5.41     $  5.47       $  5.95
                                                    =========  ========= ========= ============  ==============
Total return                                          3.64%      6.93%      3.73%     (7.38)%+++      1.68%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                           1.54%      1.54%      1.76%       1.69%+        1.60%+
 Net investment income                                4.48%      4.59%      4.72%       4.18%+        3.64%+
Portfolio turnover                                      78%        69%        57%          8%           38%
Net assets at end of period (000 omitted)           $36,694    $34,675    $29,057     $21,252       $19,360

  **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31,
    1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the two months ended March 31, 1994, and the period ended January 31,
    1994, the per share distributions in excess of net investment income were $0.0041, $0.002 and $0.003, respectively.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                           $0.24      $0.24      $0.04       $0.09          --
      Ratios (to average net assets):
       Expenses##                                     1.69%      1.91%      1.83%+      1.81%+         --
       Net investment income                          4.33%      4.57%      4.04%+      3.43%+         --

See notes to financial statements

---------------------------------------------------------------------------------------------------------------
                                                                         California Fund
--------------------------------------------------  -----------------------------------------------------------
                                                                                   Two Months
                                                                                   Ended        Period Ended
                                                       Year Ended March 31,        March 31,    January 31,
--------------------------------------------------  ---------  --------- --------- ------------  --------------
                                                     1997       1996      1995        1994          1994***
--------------------------------------------------  ---------  --------- --------- ------------  --------------
                                                     Class C
--------------------------------------------------  ---------  --------- --------- ------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $ 5.53     $ 5.42    $ 5.48      $ 5.95        $ 5.89
                                                    ---------  --------- --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                            $ 0.24     $ 0.25    $ 0.26      $ 0.03        $ 0.01
 Net realized and unrealized gain (loss)
   on investments                                     (0.05)      0.11     (0.06)      (0.46)         0.06
                                                    ---------  --------- --------- ------------  --------------
  Total from investment operations                   $ 0.19     $ 0.36    $ 0.20      $(0.43)       $ 0.07
                                                    ---------  --------- --------- ------------  --------------
Less distributions declared to
  shareholders -
 From net investment income                          $(0.24)    $(0.25)   $(0.25)     $(0.04)       $(0.01)
 In excess of net investment income++++                --        (0.00)       --       (0.00)        (0.00)
 In excess of net realized gain on investments         --         --       (0.01)       --            --
                                                    ---------  --------- --------- ------------  --------------
  Total distributions declared to shareholders       $(0.24)    $(0.25)   $(0.26)     $(0.04)       $(0.01)
                                                    ---------  --------- --------- ------------  --------------
Net asset value - end of period                      $ 5.48     $ 5.53    $ 5.42      $ 5.48        $ 5.95
                                                    =========  ========= ========= ============  ==============
Total return                                          3.51%      6.77%     3.79%     (7.22)%+++      1.25%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                           1.66%      1.67%     1.69%       1.64%+        2.02%+
 Net investment income                                4.37%      4.47%     4.79%       3.92%+        1.78%+
Portfolio turnover                                      78%        69%       57%          8%           38%
Net assets at end of period (000 omitted)            $3,856     $4,353    $3,858      $1,701        $  917

 ***For the period from the commencement of offering Class C shares, January 3, 1994, to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the two months ended March 31, 1994 and the period ended January 31,
    1994, the per share distributions in excess of net investment income were $0.0008, $0.004, $0.001 and
    $0.003, respectively.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                          $ 0.23     $ 0.24    $ 0.25      $ 0.03        $ --
      Ratios: (to average net assets):
       Expenses##                                     1.81%      1.82%     1.84%       1.80%+        3.53%+
       Net investment income                          4.22%      4.32%     4.64%       3.77%+        0.27%+

See notes to financial statements

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    Florida Fund
 ------------------------------------------------- ------------------------------------------------------------------------------
                                                                                        Two Months                   Period
                                                                                        Ended         Year Ended     Ended
                                                         Year Ended March 31,           March 31,     January 31,    January 31,
 ------------------------------------------------- -----------  -----------  ------------------------ -------------- -------------
                                                     1997        1996         1995        1994          1994           1993*
 ------------------------------------------------- -----------  -----------  ------------------------ -------------- -------------
                                                     Class A
 ------------------------------------------------- -----------  -----------  ------------------------ -------------- -------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $  9.82     $  9.60      $  9.65      $  10.63      $   9.89       $  9.53
                                                   -----------  -----------  ------------------------ -------------- -------------
Income from investment operations# -
 Net investment income ss                            $  0.51     $  0.52      $  0.54      $   0.09      $   0.57       $  0.58
 Net realized and unrealized gain (loss) on
  investments                                          (0.18)       0.22         0.02         (0.98)         0.86          0.36
                                                   -----------  -----------  ------------------------ -------------- -------------
  Total from investment operations                   $  0.33     $  0.74      $  0.56      $  (0.89)     $   1.43       $  0.94
                                                   -----------  -----------  ------------------------ -------------- -------------
Less distributions declared to
  shareholders -
 From net investment income                          $ (0.51)    $ (0.52)     $ (0.54)     $  (0.08)     $  (0.57)      $ (0.58)
 From net realized gain on investments                  --          --          (0.04)        --            (0.11)         --
 In excess of net investment income++++                 --         (0.00)        --           (0.01)        (0.01)         --
 In excess of net realized gain on investments          --          --          (0.03)        --            --             --
                                                   -----------  -----------  ------------------------ -------------- -------------
  Total distributions declared to shareholders       $ (0.51)    $ (0.52)     $ (0.61)     $  (0.09)     $  (0.69)      $ (0.58)
                                                   -----------  -----------  ------------------------ -------------- -------------
Net asset value - end of period                      $  9.64     $  9.82      $  9.60      $   9.65      $  10.63       $  9.89
                                                   ===========  ===========  ======================== ============== =============
Total return++                                         3.43%       7.81%        6.07%       (8.39)%+++     14.71%        10.28%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                            0.86%       0.86%        0.60%         0.77%+        0.49%         0.05%+
 Net investment income                                 5.26%       5.26%        5.75%         5.15%+        5.42%         6.27%+
Portfolio turnover                                       24%         56%         131%           19%           53%           54%
Net assets at end of period (000 omitted)            $80,342     $87,553      $89,894      $108,579      $124,131       $74,329

   *For the period from the commencement of offering Class A shares, February 3, 1992, to January 31, 1993.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0015.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management and distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                             --         $0.52        $0.52         $0.08         $0.52         $0.51
      Ratios: (to average net assets):
       Expenses##                                       --         0.90%        0.83%         1.12%+        0.93%         0.81%+
       Net investment income                            --         5.22%        5.52%         4.80%+        4.97%         5.51%+

See notes to financial statements

--------------------------------------------------------------------------------------------------------------------
                                                                              Florida Fund
-------------------------------------------------- -----------------------------------------------------------------
                                                                                         Two Months
                                                                                         Ended        Period Ended
                                                         Year Ended March 31,            March 31,    January 31,
--------------------------------------------------  ----------- -----------  ----------- ------------  --------------
                                                     1997         1996        1995          1994          1994**
--------------------------------------------------  ----------- -----------  ----------- ------------  --------------
                                                     Class B
--------------------------------------------------  ----------- -----------  ----------- ------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $  9.82      $  9.60     $  9.64       $10.62        $10.69
                                                    ----------- -----------  ----------- ------------  --------------
Income from investment operations# -
 Net investment income ss                            $  0.43      $  0.43     $  0.43       $ 0.07        $ 0.18
 Net realized and unrealized gain (loss)
   on investments                                      (0.18)        0.22        0.04        (0.98)         0.03
                                                    ----------- -----------  ----------- ------------  --------------
  Total from investment operations                   $  0.25      $  0.65     $  0.47       $(0.91)       $ 0.21
                                                    ----------- -----------  ----------- ------------  --------------
Less distributions declared to
  shareholders -
 From net investment income                          $ (0.43)     $ (0.43)    $ (0.44)      $(0.06)       $(0.17)
 From net realized gain on investments                  --           --         (0.04)        --           (0.10)
 In excess of net investment income++++                 --          (0.00)       --          (0.01)        (0.01)
 In excess of net realized gain on investments          --           --         (0.03)        --            --
                                                    ----------- -----------  ----------- ------------  --------------
  Total distributions declared to shareholders       $ (0.43)     $ (0.43)    $ (0.51)      $(0.07)       $(0.28)
                                                    ----------- -----------  ----------- ------------  --------------
Net asset value - end of period                      $  9.64      $  9.82     $  9.60       $ 9.64        $10.62
                                                    =========== ===========  =========== ============  ==============
Total return                                           2.56%        6.88%       5.06%      (8.55)%+++      4.87%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                            1.72%        1.74%       1.68%        1.82%+        1.64%+
 Net investment income                                 4.40%        4.36%       4.63%        4.08%+        3.82%+
Portfolio turnover                                       24%          56%        131%          19%           53%
Net assets at end of period (000 omitted)            $14,701      $14,448     $12,667       $7,995        $7,244

  **For the period from the commencement of offering Class B shares, September 7, 1993, to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0012.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                             --          $0.43       $0.41        $0.06         $0.16
      Ratios: (to average net assets):
       Expenses##                                       --          1.78%       1.91%        2.17%+        2.09%+
       Net investment income                            --          4.33%       4.40%        3.72%+        3.38%+

See notes to financial statements

------------------------------------------------------------------------------------------------------
                                                                      Georgia Fund
-------------------------------------------------- ---------------------------------------------------
                                                                                         Two Months
                                                                                         Ended
                                                         Year Ended March 31,            March 31,
--------------------------------------------------  ----------- -----------  -----------  ------------
                                                     1997         1996        1995         1994
--------------------------------------------------  ----------- -----------  -----------  ------------
                                                     Class A
--------------------------------------------------  ----------- -----------  -----------  ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $ 10.47      $ 10.35     $ 10.38      $ 11.30
                                                    ----------- -----------  -----------  ------------
Income from investment operations# -
 Net investment income ss                            $  0.56      $  0.54     $  0.57      $  0.09
 Net realized and unrealized gain (loss)
   on investments                                      (0.10)        0.12        --          (0.92)
                                                    ----------- -----------  -----------  ------------
  Total from investment operations                   $  0.46      $  0.66     $  0.57      $ (0.83)
                                                    ----------- -----------  -----------  ------------
Less distributions declared to shareholders -
 From net investment income                          $ (0.55)     $ (0.54)    $ (0.56)     $ (0.06)
 From net realized gain on investments                  --           --         (0.01)        --
 In excess of net investment income++++                 --          (0.00)       --          (0.03)
 In excess of net realized gain on investments          --           --         (0.03)        --
                                                    ----------- -----------  -----------  ------------
  Total distributions declared to shareholders       $ (0.55)     $ (0.54)    $ (0.60)     $ (0.09)
                                                    ----------- -----------  -----------  ------------
Net asset value - end of period                      $ 10.38      $ 10.47     $ 10.35      $ 10.38
                                                    =========== ===========  ===========  ============
Total return++                                         4.47%        6.48%       5.65%      (7.34)%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                            1.03%        1.17%       1.14%        1.18%+
 Net investment income                                 5.34%        5.11%       5.50%        5.05%+
Portfolio turnover                                       27%          65%         56%           5%
Net assets at end of period (000 omitted)            $59,843      $68,183     $74,432      $85,878

   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class A shares was $0.003.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management fee and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                            $0.55        $0.53       $0.56        $0.09
      Ratios (to average net assets):
       Expenses##                                      1.10%        1.27%       1.24%        1.28%+
       Net investment income                           5.27%        5.01%       5.40%        4.95%+

See notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                                                              Georgia Fund
---------------------------------------------  -----------------------------------------------------------------------------
                                                                                                            Period Ended
                                                                 Year Ended January 31,                     January 31,
---------------------------------------------  -----------------------------------------------------------------------------
                                                1994         1993        1992         1991        1990           1989*
---------------------------------------------  -----------------------------------------------------------------------------
                                                Class A
---------------------------------------------  -----------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period           $ 10.57      $ 10.22     $  9.83      $  9.73     $  9.73        $ 9.53
                                               ----------- -----------  ----------- -----------  ----------- --------------
Income from investment operations -
 Net investment income ss                       $  0.57      $  0.58     $  0.61      $  0.63     $  0.66        $ 0.32
 Net realized and unrealized gain on
   investments                                     0.75         0.38        0.46         0.12        0.02          0.14
                                               ----------- -----------  ----------- -----------  ----------- --------------
  Total from investment operations              $  1.32      $  0.96     $  1.07      $  0.75     $  0.68        $ 0.46
                                               ----------- -----------  ----------- -----------  ----------- --------------
Less distributions declared to shareholders -
 From net investment income                     $ (0.55)     $ (0.60)    $ (0.66)     $ (0.63)    $ (0.66)       $(0.26)
 From net realized gain on investments            (0.01)       (0.01)      (0.02)       (0.02)      (0.02)         --
 In excess of net investment income               (0.03)        --          --           --          --            --
                                               ----------- -----------  ----------- -----------  ----------- --------------
  Total distributions declared to
    shareholders                                $ (0.59)     $ (0.61)    $ (0.68)     $ (0.65)    $ (0.68)       $(0.26)
                                               ----------- -----------  ----------- -----------  ----------- --------------
Net asset value - end of period                 $ 11.30      $ 10.57     $ 10.22      $  9.83     $  9.73        $ 9.73
                                               =========== ===========  =========== ===========  =========== ==============
Total return++                                   12.71%        9.56%      11.29%        8.06%       7.19%         7.57%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses                                         1.21%        1.08%       0.99%        0.74%       0.42%         0.40%+
 Net investment income                            5.10%        5.75%       6.08%        6.46%       6.72%         6.18%+
Portfolio turnover                                  14%          27%         36%          71%         99%          --
Net assets at end of period (000 omitted)       $94,407      $64,649     $47,869      $29,214     $12,628        $4,383

  *For the period from the commencement of investment operations, June 6, 1988, to January 31, 1989.
  +Annualized.
 ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
ss The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

    Net investment income                         $ 0.56       $ 0.57      $ 0.60       $ 0.59      $ 0.57        $ 0.29
    Ratios (to average net assets):
     Expenses                                      1.31%        1.18%       1.09%        1.11%       1.31%         1.07%+
     Net investment income                         5.00%        5.65%       5.98%        6.09%       5.83%         5.51%+

See notes to financial statements

--------------------------------------------------------------------------------------------------------------------
                                                                          Georgia Fund
---------------------------------------------  ---------------------------------------------------------------------
                                                                                   Two Months       Period Ended
                                                    Year Ended March 31,           Ended March 31,  January 31,
---------------------------------------------  ---------------------------------------------------------------------
                                                1997         1996         1995           1994            1994**
---------------------------------------------  ---------------------------------------------------------------------
                                                Class B
---------------------------------------------  ---------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period           $10.47       $ 10.36      $10.38         $11.30          $11.26
                                               ----------- -----------  ---------------------------  --------------
Income from investment operations# -
 Net investment income ss                       $ 0.47       $  0.45      $ 0.47         $ 0.07          $ 0.19
 Net realized and unrealized gain (loss)  on
  investments                                    (0.09)         0.12        0.02          (0.91)           0.05
                                               ----------- -----------  ---------------------------  --------------
  Total from investment operations              $ 0.38       $  0.57      $ 0.49         $(0.84)         $ 0.24
                                               ----------- -----------  ---------------------------  --------------
Less distributions declared to shareholders -
 From net investment income                     $(0.47)      $ (0.46)     $(0.47)        $(0.07)         $(0.18)
 From net realized gain on investments            --            --         (0.01)          --             (0.01)
 In excess of net investment income++++           --           (0.00)       --            (0.01)          (0.01)
 In excess of net realized gain on
   investments                                    --            --         (0.03)          --              --
                                               ----------- -----------  ---------------------------  --------------
  Total distributions declared to
    shareholders                                $(0.47)      $ (0.46)     $(0.51)        $(0.08)         $(0.20)
                                               ----------- -----------  ---------------------------  --------------
Net asset value - end of period                 $10.38       $ 10.47      $10.36         $10.38          $11.30
                                               =========== ===========  ===========================  ==============
Total return                                     3.63%         5.52%       4.88%        (7.47)%+++        5.34%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                      1.83%         2.00%       1.96%          1.99%+          1.97%+
 Net investment income                           4.53%         4.27%       4.66%          4.17%+          3.83%+
Portfolio turnover                                 27%           65%         56%             5%             14%
Net assets at end of period (000 omitted)       $9,995       $10,205      $8,695         $6,631          $5,766

  **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.002.
 ss The investment adviser voluntarily waived a portion of its management fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                     $ 0.47          --          --             --              --
      Ratios: (to average net assets):
       Expenses##                                1.90%          --          --             --              --
       Net investment income                     4.46%          --          --             --              --


See notes to financial statements

----------------------------------------------------------------------------------------------------------------------
                                               Maryland Fund
----------------------------------------------------------------------------------------------------------------------
                                                                                 Two Months
                                                                                 Ended
                                                   Year Ended March 31,          March 31,    Year Ended January 31,
--------------------------------------------- -----------------------------------------------------------------------
                                               1997        1996        1995        1994        1994        1993
--------------------------------------------- -----------------------------------------------------------------------
                                               Class A
--------------------------------------------- -----------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $  11.04    $  10.94    $  10.89    $  11.81    $  11.40    $  11.20
                                              ---------- ----------- ----------- ------------ ----------- -----------
Income from investment operations# -
 Net investment income ss                      $   0.57    $   0.57    $   0.59    $   0.10    $   0.62    $   0.67
 Net realized and unrealized gain (loss)  on
  investments                                     (0.16)       0.09        0.09       (0.92)       0.53        0.24
                                              ---------- ----------- ----------- ------------ ----------- -----------
  Total from investment operations             $   0.41    $   0.66    $   0.68    $  (0.82)   $   1.15    $   0.91
                                              ---------- ----------- ----------- ------------ ----------- -----------
Less distributions declared to shareholders -
 From net investment income                    $  (0.56)   $  (0.56)   $  (0.59)   $  (0.06)   $  (0.61)   $  (0.69)
 From net realized gain on investments            --          --          --          --          (0.07)      (0.02)
 In excess of net investment income++++           --          --          (0.00)      (0.04)      (0.04)      --
 In excess of net realized gain on
   investments                                    --          --          (0.04)      --          (0.02)      --
                                              ---------- ----------- ----------- ------------ ----------- -----------
Total distributions declared to
  shareholders                                 $  (0.56)   $  (0.56)   $  (0.63)   $  (0.10)   $  (0.74)   $  (0.71)
                                              ---------- ----------- ----------- ------------ ----------- -----------
Net asset value - end of period                $  10.89    $  11.04    $  10.94    $  10.89    $  11.81    $  11.40
                                              ========== =========== =========== ============ =========== ===========
Total return++                                    3.75%       6.17%       6.51%     (6.96)%+++   10.27%     8.34%
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                       1.12%       1.19%       1.21%       1.23%+      1.25%       1.14%
 Net investment income                            5.21%       5.10%       5.46%       4.97%+      5.42%       6.13%
Portfolio turnover                                  22%         15%         31%          1%         25%          5%
Net assets at end of period (000 omitted)      $126,405    $139,297    $145,361    $161,290    $173,419    $145,794

   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.003.
 ss The investment adviser voluntarily waived a portion of its management fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                       $0.57       --          --          --          --          --
      Ratios: (to average net assets):
       Expenses##                                 1.19%       --          --          --          --          --
       Net investment income                      5.14%       --          --          --          --          --


See notes to financial statements

-----------------------------------------------------------------------------------------------------
                                               Maryland Fund
--------------------------------------------- -------------------------------------------------------
Year Ended January 31,                         1992        1991       1990       1989       1988
--------------------------------------------- ----------------------  ---------  --------- ----------
                                               Class A
--------------------------------------------- -------------------------------------------------------
Per share data (for a share outstanding throughout each period):

Net asset value - beginning of period          $  10.97    $  10.79    $ 10.76   $ 10.62    $ 11.20
                                              ---------- -----------  ---------  --------- ----------
Income from investment operations -
 Net investment income                         $   0.70    $   0.70    $  0.69   $  0.69    $  0.68
 Net realized and unrealized gain (loss)  on
  investments                                      0.31        0.19       0.04      0.14      (0.57)
                                              ---------- -----------  ---------  --------- ----------
  Total from investment operations             $   1.01    $   0.89    $  0.73   $  0.83    $  0.11
                                              ---------- -----------  ---------  --------- ----------
Less distributions declared to shareholders -
 From net investment income                    $  (0.76)   $  (0.70)   $ (0.69)  $ (0.69)   $ (0.67)
 From net realized gain on investments            (0.02)      (0.01)     (0.01)     --        (0.01)
 From paid-in capital                             --          --          --        --        (0.01)
                                              ---------- -----------  ---------  --------- ----------
  Total distributions declared to
    shareholders                               $  (0.78)   $  (0.71)   $ (0.70)  $ (0.69)   $ (0.69)
                                              ---------- -----------  ---------  --------- ----------
Net asset value - end of period                $  11.20    $  10.97    $ 10.79   $ 10.76    $ 10.62
                                              ========== ===========  =========  ========= ==========
Total return++                                    9.55%       8.51%      6.90%     8.15%      1.25%
Ratios (to average net assets)/Supplemental data:
 Expenses                                         1.16%       1.17%      1.18%     1.14%      1.10%
 Net investment income                            6.32%       6.45%      6.33%     6.52%      6.47%
Portfolio turnover                                   9%         41%        58%       34%        13%
Net assets at end of period (000 omitted)      $119,120    $101,742    $93,175   $84,380    $79,906

++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.


See notes to financial statements

----------------------------------------------------------------------------------------------------------
                                               Maryland Fund
---------------------------------------------  -----------------------------------------------------------
                                                                              Two Months
                                                                              Ended        Period Ended
                                                 Year Ended March 31,         March 31,    January 31,
---------------------------------------------  -----------------------------------------------------------
                                               1997       1996      1995        1994           1994**
---------------------------------------------  -----------------------------------------------------------
                                               Class B
---------------------------------------------  -----------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $ 11.03    $ 10.93   $ 10.88      $11.80        $11.88
                                               --------- ---------  --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                      $  0.50    $  0.48   $  0.51      $ 0.08        $ 0.22
 Net realized and unrealized gain (loss)  on
  investments                                    (0.17)      0.10      0.09       (0.91)        (0.01)
                                               --------- ---------  --------- ------------  --------------
  Total from investment operations             $  0.33    $  0.58   $  0.60      $(0.83)       $ 0.21
                                               --------- ---------  --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income                    $ (0.48)   $ (0.48)  $ (0.51)     $(0.08)       $(0.21)
 From net realized gain on investments            --         --        --          --           (0.05)
 In excess of net investment income++++           --         --       (0.00)      (0.01)        (0.01)
 In excess of net realized gain on
   investments                                    --         --       (0.04)       --           (0.02)
                                               --------- ---------  --------- ------------  --------------
  Total distributions declared to
    shareholders                               $ (0.48)   $ (0.48)  $ (0.55)     $(0.09)       $(0.29)
                                               --------- ---------  --------- ------------  --------------
Net asset value - end of period                $ 10.88    $ 11.03   $ 10.93      $10.88        $11.80
                                               ========= =========  ========= ============  ==============
Total return                                     3.03%      5.41%     5.75%     (7.08)%+++      4.45%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                      1.82%      1.91%     1.93%       1.95%+        1.81%+
 Net investment income                           4.50%      4.36%     4.73%       4.19%+        4.23%+
Portfolio turnover                                 22%        15%       31%          1%           25%
Net assets at end of period (000 omitted)      $17,379    $13,694   $11,168      $6,478        $5,345

  **For the period from the commencement of offering Class B shares, September 7, 1993, to January 31,
    1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1995, the per share distribution in excess of net investment income was
    $0.003.
 ss The investment adviser voluntarily waived a portion of its management fee for the period indicated.
    If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                    $  0.49       --        --          --            --
      Ratios: (to average net assets):
       Expenses##                                1.89%       --        --          --            --
       Net investment income                     4.43%       --        --          --            --


See notes to financial statements

-----------------------------------------------------------------------------------------------------------------------
                                               Massachusetts Fund
---------------------------------------------  ------------------------------------------------------------------------
                                                                                 Two Months
                                                                                 Ended
                                                   Year Ended March 31,          March 31,     Year Ended January 31,
---------------------------------------------  ------------------------------------------------------------------------
                                               1997        1996        1995         1994        1994        1993
---------------------------------------------  ------------------------------------------------------------------------
                                               Class A
---------------------------------------------  ------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $  10.98    $  10.84    $  10.90     $  11.75    $  11.41    $  11.05
                                              ---------- ----------- ----------- ------------- ----------- -----------
Income from investment operations# -
 Net investment income ss                      $   0.61    $   0.60    $   0.64     $   0.11    $   0.64    $   0.68
 Net realized and unrealized gain (loss)  on
  investments                                     (0.14)       0.14       (0.03)       (0.85)       0.58        0.39
                                              ---------- ----------- ----------- ------------- ----------- -----------
  Total from investment operations             $   0.47    $   0.74    $   0.61     $  (0.74)   $   1.22    $   1.07
                                              ---------- ----------- ----------- ------------- ----------- -----------
Less distributions declared to shareholders -
 From net investment income                    $  (0.59)   $  (0.60)   $  (0.64)    $  (0.07)   $  (0.64)   $  (0.71)
 From net realized gain on investments            --          --          (0.02)       --          (0.20)      --
 In excess of net investment income++++           --          (0.00)      --           (0.04)      (0.04)      --
 In excess of net realized gain on
   investments                                    --          --          (0.01)       --          --          --
                                              ---------- ----------- ----------- ------------- ----------- -----------
  Total distributions declared to
    shareholders                               $  (0.59)   $  (0.60)   $  (0.67)    $  (0.11)   $  (0.88)   $  (0.71)
                                              ---------- ----------- ----------- ------------- ----------- -----------
Net asset value - end of period                $  10.86    $  10.98    $  10.84     $  10.90    $  11.75    $  11.41
                                              ========== =========== =========== ============= =========== ===========
Total return++                                    4.39%       6.95%       5.89%      (6.34)%+++   11.02%      10.03%
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                       1.12%       1.17%       1.17%        1.19%+      1.19%       1.08%
 Net investment income                            5.55%       5.44%       6.01%        5.64%+      5.71%       6.33%
Portfolio turnover                                  33%         31%         31%           4%         30%         32%
Net assets at end of period (000 omitted)      $234,874    $249,497    $262,551     $277,748    $300,894    $270,778

   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.002.
 ss The investment adviser voluntarily waived a portion of its management fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                       $0.60       --          --           --          --          --
      Ratios: (to average net assets):
       Expenses##                                 1.19%       --          --           --          --          --
       Net investment income                      5.48%       --          --           --          --          --


See notes to financial statements

---------------------------------------------------------------------------------------------------------
                                                Massachusetts Fund
--------------------------------------------- -----------------------------------------------------------
Year Ended January 31,                         1992        1991        1990       1989         1988
--------------------------------------------- ---------------------- ----------- ----------- ------------
                                               Class A
--------------------------------------------- -----------------------------------------------------------
Per share data (for a share outstanding throughout each period):

Net asset value - beginning of period          $  10.68    $  10.58    $  10.65   $  10.60     $  11.25
                                              ---------- ----------- ----------- ----------- -----------
Income from investment operations -
 Net investment income                         $   0.73    $   0.71    $   0.72   $   0.72     $   0.71
 Net realized and unrealized gain (loss)  on
  investments                                      0.43        0.11       (0.07)      0.05        (0.65)
                                              ---------- ----------- ----------- ----------- -----------
  Total from investment operations             $   1.16    $   0.82    $   0.65   $   0.77     $   0.06
                                              ---------- ----------- ----------- ----------- -----------
Less distributions declared to shareholders -
 From net investment income                    $  (0.78)   $  (0.72)   $  (0.72)  $  (0.72)    $  (0.71)
 From paid-in capital                             (0.01)      --          --         --           --
                                              ---------- ----------- ----------- ----------- -----------
  Total distributions declared to
    shareholders                               $  (0.79)   $  (0.72)   $  (0.72)  $  (0.72)    $  (0.71)
                                              ---------- ----------- ----------- ----------- -----------
Net asset value - end of period                $  11.05    $  10.68    $  10.58   $  10.65     $  10.60
                                              ========== =========== =========== =========== ===========
Total return++                                   11.23%       8.12%       6.28%      7.65%        0.80%
Ratios (to average net assets)/Supplemental data:
 Expenses                                         1.06%       1.07%       1.10%      1.07%        1.04%
 Net investment income                            6.65%       6.74%       6.75%      6.90%        6.79%
Portfolio turnover                                  51%         43%         52%        26%          27%
Net assets at end of period (000 omitted)      $239,311    $213,679    $215,381   $212,763     $224,219

++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.


See notes to financial statements

----------------------------------------------------------------------------------------------------------
                                               Massachusetts Fund
---------------------------------------------  -----------------------------------------------------------
                                                                              Two Months
                                                                              Ended        Period Ended
                                                 Year Ended March 31,         March 31,    January 31,
---------------------------------------------  -----------------------------------------------------------
                                               1997       1996       1995        1994          1994**
---------------------------------------------  -----------------------------------------------------------
                                               Class B
---------------------------------------------  -----------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $ 10.99    $ 10.84    $10.90      $11.75        $11.91
                                               --------- ---------  --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                      $  0.53    $  0.52    $ 0.55      $ 0.09        $ 0.23
 Net realized and unrealized gain (loss)  on
  investments                                    (0.13)      0.15     (0.02)      (0.85)         0.04
                                               --------- ---------  --------- ------------  --------------
  Total from investment operations             $  0.40    $  0.67    $ 0.53      $(0.76)       $ 0.27
                                               --------- ---------  --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income                    $ (0.52)   $ (0.52)   $(0.56)     $(0.09)       $(0.22)
 From net realized gain on investments            --         --       (0.02)       --           (0.20)
 In excess of net investment income++++           --        (0.00)     --          --           (0.01)
 In excess of net realized gain on
   investments                                    --         --       (0.01)       --            --
                                               --------- ---------  --------- ------------  --------------
  Total distributions declared to
    shareholders                               $ (0.52)   $ (0.52)   $(0.59)     $(0.09)       $(0.43)
                                               --------- ---------  --------- ------------  --------------
Net asset value - end of period                $ 10.87    $ 10.99    $10.84      $10.90        $11.75
                                               ========= =========  ========= ============  ==============
Total return                                     3.66%      6.27%     5.13%     (6.46)%+++      5.89%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                      1.81%      1.90%     1.89%       1.91%+        1.81%+
 Net investment income                           4.81%      4.71%     5.27%       4.89%+        4.62%+
Portfolio turnover                                 33%        51%       31%          4%           30%
Net assets at end of period (000 omitted)      $15,204    $11,316    $8,676      $4,993        $4,191

  **For the period from the commencement of offering Class B shares, September 7, 1993, to January 31,
    1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
  ##For fiscal year ending after September 1, 1995, the Fund's expenses are calculated without reduction of fees paid indirectly.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was
    $0.0013.
 ss The investment adviser voluntarily waived a portion of its management fee for the period indicated.
    If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                      $0.52       --        --          --            --
      Ratios: (to average net assets):
       Expenses##                                1.88%       --        --          --            --
       Net investment income                     4.74%       --        --          --            --


See notes to financial statements

Notes to Financial Statements

(1) Business and Organization

MFS Municipal Series Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of sixteen Funds, as follows: MFS Municipal Income Fund, MFS Alabama Municipal Bond Fund* (Alabama Fund), MFS Arkansas Municipal Bond Fund* (Arkansas Fund), MFS California Municipal Bond Fund* (California Fund), MFS Florida Municipal Bond Fund* (Florida Fund), MFS Georgia Municipal Bond Fund* (Georgia Fund), MFS Maryland Municipal Bond Fund* (Maryland Fund), MFS Massachusetts Municipal Bond Fund* (Massachusetts Fund), MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund. Each Fund, except MFS Municipal Income Fund, is non-diversified.

The Funds denoted with an asterisk above are included within these financial statements.

(2) Significant Accounting Policies

General -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each Fund invests primarily in the securities of a single state and its political subdivisions, each Fund is vulnerable to the effects of changes in the legal, political and economic environment of the particular state.

Investment Valuations -- Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are valued at closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Deferred Organization Expenses -- Costs incurred by a Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of operations of the Fund.

Futures Contracts -- Each Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Each Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in index contracts, or contracts on related options, for purposes other than hedging may be made when a Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income -- Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high yield debt securities; are reported as an addition to the cost basis of the security. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are reported as operating expenses.

Fees Paid Indirectly -- The Trust's custodian bank calculates its fee based on each Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by each Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by each Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

During the year ended March 31, 1997, the following amounts were reclassified from accumulated distributions in excess of net investment income to accumulated net realized loss on investments due to timing differences between book and tax accounting for accrued market discount on disposal of securities:

  Alabama   Arkansas   California   Florida   Georgia    Maryland   Massachusetts
     Fund       Fund         Fund      Fund      Fund        Fund            Fund
==========  ========= ============  ======== ========= ===========  ===============
$65,498      $23,031      $69,842    $5,020   $34,609    $161,664         $79,236

These changes had no effect on the net assets or the net asset value per share of the Funds.

At March 31, 1997, the following Funds, for federal income tax purposes, had capital loss carryforwards which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

                   Alabama      Arkansas     California      Florida       Georgia       Maryland     Massachusetts
Expiration Date       Fund          Fund           Fund         Fund          Fund           Fund              Fund
=================  ========  ============= ============== ============= ============= =============  ===============
March 31, 2002        $ --    $       --    $   277,504   $       --    $       --    $        --        $       --
March 31, 2003          --            --    $10,212,078    5,923,777     2,089,918             --         3,052,342
March 31, 2004          --     2,618,347        403,290           --     1,339,129      4,231,087         1,732,935
March 31, 2005          --       215,971        588,165    1,290,661            --      1,055,172           405,182
                   --------  ----------- -------------- ------------- ------------- -------------  -----------------
 Total                $       $2,834,318    $11,481,037   $7,214,438    $3,429,047    $ 5,286,259        $5,190,459
                   ========  =========== ============== ============= ============= =============  =================

Multiple Classes of Shares of Beneficial Interest -- Each Fund offers both Class A and Class B shares. The California Fund offers Class C shares. The three classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser -- The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each Fund's average daily net assets. The investment adviser waived a portion of its fee with respect to the California, Georgia, Maryland and Massachusetts Funds, which is reflected as a reduction of expenses in the Statement of Operations.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the year ended March 31, 1997, is a net periodic pension expense for each Fund, as follows:

 Alabama   Arkansas   California   Florida  Georgia   Maryland   Massachusetts
    Fund       Fund         Fund      Fund     Fund       Fund            Fund
=========  ========= ============  ======== ========  =========  ===============
  $3,721     $3,198      $11,432    $3,201   $5,090     $5,425         $20,098

Administrator -- Effective March 1, 1997, the Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, compliance, shareholder communications and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion.

Distributor -- MFD, a wholly owned subsidiary of MFS, as distributor, received $65,389, $178,324, $347,772, $86,868, $61,423, $141,691 and $177,166
as its portion of the sales charge on sales of Class A shares of the Alabama, Arkansas, California, Georgia, Florida, Maryland and Massachusetts Funds, respectively, for the year ended March 31, 1997.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $57,575, $36,598, $19,500, $51,461 and $172,420 for the
Alabama, Arkansas, Georgia, Maryland and Massachusetts Funds for the year ended March 31, 1997. Fees incurred under the distribution plan during the year ended March 31, 1997 were 0.25%, 0.10%, 0.00%, 0.00%, 0.25%, 0.35% and
0.35% of each Fund's average daily net assets attributable to Class A shares on an annualized basis for the Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts Funds. Payments of the 0.10% per annum distribution fee will commence on such date as the Trustees may determine for the Alabama, Arkansas and Georgia Funds. Payments of the 0.35% per annum distribution and service fee by the California and Florida Funds will commence on such date as the Trustees may determine. In the case of the Arkansas Fund, a portion of the service fee is currently being paid by the Fund; payment of the remaining portion of the service fee will become payable on such date as the Trustees may determine.

Each Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. Except in the case of the up to 0.25% per annum first year service fee, payments by the California and Florida Funds will commence on such date to be determined by the Trustees. In the case of the Arkansas Fund, except in the case of the up to 0.25% per annum first year service fee, the service fee is currently 0.10% per annum on Class B shares held over one year. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $4,153, $2,699, $4,126, $4,680 and $1,836 for the Alabama, Arkansas, Georgia, Maryland and Massachusetts Funds, respectively for Class B shares. MFS retains the service fee for accounts not attributable to a securities dealer, which amounted to $8,426 for the California Fund for Class C shares. Fees incurred under the distribution plan during the year ended March 31, 1997, were 1.00%, 0.84%, 0.83%, 0.80%, 1.00%, 1.00% and 1.00%, of each of the Fund's average daily net assets attributable to Class B shares for the Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts Funds, respectively on an annualized basis. Fees incurred under the distribution plan during the year ended March 31, 1997 were 1.00% of the Fund's average daily net assets attributable to Class C shares for the California Fund on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended March 31, 1997 on Class A, Class B and Class C shares were as follows:

                 Alabama   Arkansas   California     Florida    Georgia  Maryland   Massachusetts
CDSC imposed        Fund       Fund         Fund        Fund       Fund      Fund            Fund
================ ========  ========= ============  =========  ========= =========  ===============
Class A           $   --    $    --     $ 16,440     $    10    $   244   $    --         $    47
                 --------  --------- ------------  ---------  --------- ---------  ---------------
Class B           $7,246    $24,877     $171,782     $50,353    $45,183   $39,109         $29,809
                 --------  --------- ------------  ---------  --------- ---------  ---------------
Class C           $   --    $    --     $  3,203     $    --    $    --   $    --         $    --
                 ========  ========= ============  =========  ========= =========  ===============

Shareholder Servicing Agent -- MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of each Fund's average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B and Class C shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations were as follows (000 omitted):

               Alabama   Arkansas   California   Florida    Georgia   Maryland   Massachusetts
                  Fund       Fund         Fund      Fund       Fund       Fund            Fund
 ============ =========  ========= ============  ========= =========  =========  ===============
Purchases      $18,212    $14,435     $217,495   $23,004    $19,667    $30,967         $82,682
Sales           24,547     43,069      253,260    30,192     29,372     43,184          90,133

The cost and unrealized appreciation or depreciation in value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows (000 omitted):

                                  Alabama    Arkansas   California    Florida    Georgia    Maryland    Massachusetts
                                     Fund        Fund         Fund       Fund       Fund        Fund             Fund
 ===============================  ========== ========== ============  =========   ========= =========== ===============
Aggregate cost                    $79,124    $145,330     $253,441    $90,193    $63,932    $135,167         $232,542
                                  ========== =========  ============  =========  ========= =========== ===============

Gross unrealized appreciation     $ 4,529    $  5,929     $ 11,948    $ 4,250    $ 4,142    $  7,102         $ 13,631
Gross unrealized depreciation        (516)       (814)      (1,145)      (610)      (248)       (752)          (1,827)
                                  ---------- ---------  ------------  ---------  --------- ----------- ---------------
Net unrealized appreciation       $ 4,013    $  5,115     $ 10,803    $ 3,640    $ 3,894    $  6,350         $ 11,804
                                  ========== =========  ============  =========  ========= =========== ===============

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

 Class A Shares
                                       Alabama Fund           Arkansas Fund          California Fund
                                  -------------------- ---------------------- ------------------------
Year Ended March 31, 1997
(000 Omitted)                     Shares     Amount     Shares       Amount      Shares       Amount
 ===============================  ======= ===========  ========= ============ ===========  ============
Shares sold                          241    $ 2,533        892     $  8,719      25,463    $ 140,414
Shares issued to shareholders
  in reinvestment
  of distributions                   192      2,024        368        3,589       1,024        5,658
Shares reacquired                   (933)    (9,831)    (4,159)     (40,524)    (31,073)    (171,472)
                                  ------- -----------  --------- ------------ -----------  ------------
Net decrease                        (500)   $(5,274)    (2,899)    $(28,216)     (4,586)   $ (25,400)
                                  ======= ===========  ========= ============ ===========  ============

 Year Ended March 31, 1996
(000 Omitted)                     Shares       Amount    Shares       Amount      Shares       Amount
 ===============================  ======= ===========  ========= ============ ===========  ============
Shares sold                          461     $  4,854       952     $  9,317      14,785    $  82,615
Shares issued to shareholders
  in reinvestment
  of distributions                   167        1,774       433        4,248       1,157        6,424
Shares reacquired                   (893)      (9,492)   (3,027)     (29,685)    (19,147)    (106,882)
                                  ------- -----------  --------- ------------ -----------  ------------
Net decrease                        (265)    $ (2,864)   (1,642)    $(16,120)     (3,205)   $ (17,843)
                                  ======= ===========  ========= ============ ===========  ============

                                         Florida Fund           Georgia Fund            Maryland Fund
                                  -------------------- ---------------------- ------------------------
Year Ended March 31, 1997
(000 Omitted)                     Shares       Amount    Shares       Amount      Shares       Amount
 ===============================  ======= ===========  ========= ============ ===========  ============
Shares sold                        4,179      $40,872       285       $2,988         483       $5,314
Shares issued to shareholders
  in reinvestment
  of distributions                   175        1,710       169        1,776         323        3,556
Shares reacquired                 (4,933)     (48,215)   (1,204)     (12,622)     (1,816)     (19,969)
                                  ------- -----------  --------- ------------ -----------  ------------
Net decrease                        (579)    $ (5,633)     (750)    $ (7,858)     (1,010)    $(11,099)
                                  ======= ===========  ========= ============ ===========  ============


 Year Ended March 31, 1996
(000 Omitted)                     Shares       Amount    Shares       Amount      Shares       Amount
 ===============================  ======= ===========  ========= ============ ===========  ============
Shares sold                        4,022     $ 39,659       599     $  6,335         576     $  6,386
Shares issued to shareholders
  in reinvestment
  of distributions                   164        1,624       186        1,962         358        3,959
Shares reacquired                 (4,632)     (45,774)   (1,458)     (15,415)     (1,602)     (17,764)
                                  ------- -----------  --------- ------------ -----------  ------------
Net decrease                        (446)    $ (4,491)     (673)    $ (7,118)       (668)      (7,419)
                                  ======= ===========  ========= ============ ===========  ============

Class A Shares - continued
                                                          Massachusetts Fund
                                                      ---------------------------
Year Ended March 31, 1997
(000 Omitted)                                          Shares         Amount
====================================================  =========  ================
Shares sold                                             5,022       $ 54,988
Shares issued to shareholders in reinvestment of
  distributions                                           543          5,952
Shares reacquired                                      (6,660)       (72,947)
                                                      ---------  ----------------
Net decrease                                           (1,095)      $(12,007)
                                                      =========  ================

Year Ended March 31, 1996
(000 Omitted)                                          Shares         Amount
====================================================  =========  ================
Shares sold                                             3,359       $ 37,357
Shares issued to shareholders in reinvestment of
  distributions                                           576          6,381
Shares reacquired                                      (5,434)       (60,354)
                                                      ---------  ----------------
Net decrease                                           (1,499)      $(16,616)
                                                      =========  ================

Class B Shares
                                                          Alabama Fund        Arkansas Fund       California Fund
                                                      ------------------ ------------------- ---------------------
Year Ended March 31, 1997
(000 Omitted)                                         Shares      Amount  Shares      Amount    Shares     Amount
====================================================  ========  ======== ========  =========  ========= ==========
Shares sold                                              137     $ 1,447      93     $   908     1,772    $ 9,775
Shares issued to shareholders in reinvestment of
  distributions                                           15         156      16         158       136        753
Shares reacquired                                        (41)       (437)   (148)     (1,448)   (1,490)    (8,212)
                                                      --------  -------- --------  ---------  --------- ----------
Net increase (decrease)                                  111     $ 1,166     (39)    $  (382)      418    $ 2,316
                                                      ========  ======== ========  =========  ========= ==========

Year Ended March 31, 1996
(000 Omitted)                                         Shares      Amount  Shares      Amount    Shares     Amount
====================================================  ========  ======== ========  =========  ========= ==========
Shares sold                                              183     $ 1,948     143     $ 1,406     1,980    $11,011
Shares issued to shareholders in reinvestment of
  distributions                                            8          88      17         169       130        724
Shares reacquired                                        (33)       (345)    (94)       (923)   (1,194)    (6,655)
                                                      --------  -------- --------  ---------  --------- ----------
Net increase                                             158     $ 1,691      66     $   652       916    $ 5,080
                                                      ========  ======== ========  =========  ========= ==========

                                                        Florida Fund        Georgia Fund         Maryland Fund
                                                      ------------------ ------------------- ---------------------
Year Ended March 31, 1997
(000 Omitted)                                         Shares      Amount  Shares      Amount    Shares     Amount
====================================================  ========  ======== ========  =========  ========= ==========
Shares sold                                              298     $ 2,980     201     $ 2,101       542    $ 5,964
Shares issued to shareholders in reinvestment of
  distributions                                           25         243      22         225        34        379
Shares reacquired                                       (269)     (2,696)   (236)     (2,459)     (220)    (2,424)
                                                      --------  -------- --------  ---------  --------- ----------
Net increase (decrease)                                   54     $   527     (13)    $  (133)      356    $ 3,919
                                                      ========  ======== ========  =========  ========= ==========

Year Ended March 31, 1996
(000 Omitted)                                         Shares      Amount  Shares      Amount    Shares     Amount
====================================================  ========  ======== ========  =========  ========= ==========
Shares sold                                              396     $ 3,905     301     $ 3,193       485    $ 5,368
Shares issued to shareholders in reinvestment of
  distributions                                           25         249      21         218        27        297
Shares reacquired                                       (269)     (2,660)   (186)     (1,961)     (292)    (3,242)
                                                      --------  -------- --------  ---------  --------- ----------
Net increase                                             152     $ 1,494     136     $ 1,450       220    $ 2,423
                                                      ========  ======== ========  =========  ========= ==========

                                                      Massachusetts Fund
                                                     --------------------
Year Ended March 31, 1997
(000 Omitted)                                         Shares      Amount
====================================================  ======== ==========
Shares sold                                              546    $ 5,976
Shares issued to shareholders in reinvestment of
  distributions                                           35         383
Shares reacquired                                       (212)     (2,324)
                                                      -------- ----------
Net increase                                             369     $ 4,035
                                                      ======== ==========


Year Ended March 31, 1996
(000 Omitted)                                         Shares      Amount
====================================================  ======== ==========
Shares sold                                              374     $ 4,133
Shares issued to shareholders in reinvestment of
  distributions                                           23         251
Shares reacquired                                       (166)     (1,834)
                                                      -------- ----------
Net increase                                             231     $ 2,550
                                                      ======== ==========


Class C Shares
                                                         California Fund
                                                      ------------------
Year Ended March 31, 1997
(000 Omitted)                                         Shares      Amount
====================================================  ======== =========
Shares sold                                              312     $ 1,727
Shares issued to shareholders in reinvestment of
  distributions                                           14          80
Shares reaquired                                        (411)     (2,275)
                                                      -------- ---------
Net decrease                                             (85)    $  (468)
                                                      ======== =========


Year Ended March 31, 1996
(000 Omitted)                                         Shares      Amount
====================================================  ======== =========
Shares sold                                              368     $ 2,042
Shares issued to shareholders in reinvestment of
  distributions                                           14          80
Shares reaquired                                        (307)     (1,701)
                                                      -------- ---------
Net increase                                              75     $   421
                                                      ======== =========

(6) Line of Credit

The Trust entered into an agreement which enables each of the Funds to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the each of the Funds for the year ended March 31, 1997, ranged from $0 to $2,853.

(7) Financial Instruments

The Trust trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts                                                                                Unrealized
Fund                 Description                 Expiration       Contracts       Position       Depreciation
==================   ==========================  ===============  ==============  =============  =================
Alabama Fund         Municipal Bond Index        June 1997        45              Long           $101,531
Arkansas Fund        Municipal Bond Index        June 1997        20              Long           $40,728

At March 31, 1997, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The Trust also invests in indexed securities whose value may be linked to interest rates, commodities, indices or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at March 31, 1997.

                                                                                   Principal Amount                 Unrealized
Fund         Description                                        Index              (000 Omitted)     Value          Depreciation
===========  =================================================  =================  ================  =============  ===============
Arkansas    Puerto Rico Public Buildings Authority
             Public Education and Health Rev., 6.45s, 2016     PSA Municipal Swap  $2,000           $1,874,880      $(125,120)
Maryland    Puerto Rico Public Buildings Authority
             Public Education and Health Rev., 6.45s, 2016     PSA Municipal Swap   3,000            2,812,320       (187,680)

Independent Auditors' Report

To the Trustees of MFS Municipal Series Trust and Shareholders of the Portfolios of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund (portfolios of MFS Municipal Series Trust) as of March 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997, and 1996, and the financial highlights for each of the years in the three-year period ended March 31, 1997, the two months ended March 31, 1994, and each of the years in the seven-year period ended January 31, 1994, (except for MFS California Municipal Bond Fund which is for each of the years in the three-year period ended March 31, 1997, the two months ended March 31, 1994, the eleven months ended January 31, 1994, and for each of the years in the seven-year period ended February 28, 1993). These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at March 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned portfolios of MFS Municipal Series Trust at March 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 25, 1997

          -----------------------------------------------------------
  This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

Introducing a quick and easy way to learn some financial basics:

The ABCs of Investing
part of MFS(R) Heritage Planning(SM)

[LOGO OF JUGGLING BLOCKS]


This series of brief messages provides an overview of investment topics, including:
(bullet) Dollar-cost Averaging: a simple method of investing that could work for anyone
(bullet) Interest Rate Changes: what every fixed-income investor should know (bullet) Lump-sum Rollovers: how to handle a windfall
(bullet) Professional Financial Advisers: why even smart investors may need one (bullet) Straw into Gold: tips for weaving small lifestyle changes into dollars to invest
(bullet) Weathering Market Downturns: how to maintain perspective
(bullet) Basic Steps Smart Investors Take Automatically

The series will include messages on other topics as they become available.

You can read through each topic quickly - in five minutes at most. Of course, these materials are not designed to turn you into an expert. Your financial adviser can provide more information on any of the ABC subjects. A conversation with your adviser might also provide an opportune occasion to review your portfolio and to assess your present and future financial needs.

To request your free copy of The ABCs of Investing series, call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

As part of MFS Heritage Planning, your adviser has access to a wide range of MFS materials he or she would be happy to share with you on topics related to the intergenerational concerns of people today. These include financing college tuition and a secure retirement, eldercare, tax-smart gifting strategies, estate and health care planning, and other issues.

The MFS Family of Funds(R)
America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. This material should be read carefully before investing or sending money.


Stock
-------------------------------------------------------------------------------
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS(R) Capital Growth Fund
MFS(R) Emerging Growth Fund
MFS(R) Gold & Natural Resources Fund
MFS(R) Growth Opportunities Fund
MFS(R) Managed Sectors Fund
MFS(R) OTC Fund
MFS(R) Research Fund
MFS(R) Research Growth and Income Fund
MFS(R) Strategic Growth Fund
MFS(R) Value Fund

Stock and Bond
-------------------------------------------------------------------------------
MFS(R) Total Return Fund
MFS(R) Utilities Fund

Bond
-------------------------------------------------------------------------------
MFS(R) Bond Fund
MFS(R) Government Mortgage Fund
MFS(R) Government Securities Fund
MFS(R) High Income Fund
MFS(R) Intermediate Income Fund
MFS(R) Strategic Income Fund

Limited Maturity Bond
-------------------------------------------------------------------------------
MFS(R) Government Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Municipal Limited Maturity Fund

World
-------------------------------------------------------------------------------
MFS(R)/Foreign & Colonial Emerging Markets Equity Fund
MFS(R)/Foreign & Colonial International Growth Fund
MFS(R)/Foreign & Colonial International Growth and Income Fund
MFS(R) World Asset Allocation Fundsm
MFS(R) World Equity Fund
MFS(R) World Governments Fund
MFS(R) World Growth Fund
MFS(R) World Total Return Fund

National Tax-Free Bond
-------------------------------------------------------------------------------
MFS(R) Municipal Bond Fund
MFS(R) Municipal High Income Fund
MFS(R) Municipal Income Fund

State Tax-Free Bond
-------------------------------------------------------------------------------
Alabama, Arkansas, California, Florida, Georgia, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, West Virginia

Money Market
-------------------------------------------------------------------------------
MFS(R) Cash Reserve Fund
MFS(R) Government Money Market Fund
MFS(R) Money Market Fund

MFS(R) Municipal Series Trust

Trustees

A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor; Former Chairman and Director (until
1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

Marshall N. Cohan - Private Investor

Lawrence H. Cohn, M.D. - Chief of Cardiac Surgery, Brigham and Women's Hospital; Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE - Chief Executive Officer, Edmund Gibbons Ltd.; Chairman, Bank of N.T. Butterfield & Son Ltd.

Abby M. O'Neill - Private Investor; Director, Rockefeller Financial Services, Inc. (investment advisers)

Walter E. Robb, III - President and Treasurer, Benchmark Advisors, Inc. (corporate financial consultants); President, Benchmark Consulting Group, Inc. (office services); Trustee, Landmark Funds (mutual funds)

Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company

Jeffrey L. Shames* - President and Director, Massachusetts Financial Services Company

J. Dale Sherratt - President, Insight Resources, Inc. (acquisition planning specialists)

Ward Smith - Former Chairman (until 1994), NACCO Industries; Director, Sundstrand Corporation

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Portfolio Managers
David R. King*
David B. Smith*

Treasurer
W. Thomas London*

Assistant Treasurer
James O. Yost*


*Affiliated with the Investment Adviser



Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

Auditors
Deloitte & Touche LLP

Investor Information
For MFS stock and bond market outlooks, call toll free:
1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free:
1-800-637-2929 any business day from 9 a.m. to 5 p.m.
Eastern time  (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

World Wide Web
www.mfs.com

[MFS DALBAR LOGO]

For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

MFS(R) Municipal
Series Trust
                     [DALBAR Logo]
500 Boylston Street
Boston, MA 02116-3741

MFS(R) Alabama Municipal Bond Fund
MFS(R) Arkansas Municipal Bond Fund
MFS(R) California Municipal Bond Fund
MFS(R) Florida Municipal Bond Fund
MFS(R) Georgia Municipal Bond Fund
MFS(R) Maryland Municipal Bond Fund
MFS(R) Massachusetts Municipal Bond Fund

[MFS INVESTMENT MANAGEMENT Logo]
We invented the mutual fund(SM)

Bulk Rate
U.S. Postage
P A I D
Permit #55638
Boston, MA





                                                                          54/254
                                                                          55/255
                                                                      27/227/327
                                                                          40/240
                                                                          56/256
                                                                          45/245
(c) 1997 MFS Fund Distributors, Inc., 500 Boylston Street,
Boston, MA 02116-3741
                                                                 MST-2A-5/97-52M

[logo MFS INVESTMENT MANAGEMENT]


Annual Report
for Year Ended
March 31, 1997


MFS(R) Municipal Series Trust
For the States of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia and West Virginia

[GRAPHIC Money]

Table of Contents

Letter from the Chairman                  1
Portfolio Managers' Overview              2
Portfolio Managers' Profiles              2
Performance Summary                       3
Fund Facts                                4
Portfolio of Investments                 13
Financial Statements                     29
Notes to Financial Statements            61
Independent Auditors' Report             68
Trustees and Officers                    69

Highlights

[bullet] The municipal bond market experienced significant volatility during the past 12 months, with yields on high-grade municipals ranging from a high of almost 6% in June to a low of 5.3% in November, before ending the year at 5.7%.

[bullet] The diminished concern about tax reform, as well as the improved fiscal positions of most state and local governments, contributed to the municipal market's strong relative performance.

[bullet] Demand for municipal securities by casualty insurance companies has been strong, a result of these companies' continued profitability and desire to reduce taxable income.

[bullet] The Funds are seeking to protect asset values when interest rates rise by increasing their cash positions. We are also selectively purchasing higher-yielding credits that, in the opinion of our research group, have proven to be the best investments in most markets.

Letter from the Chairman

[photo of A. Keith Brodkin]

Dear Shareholders:

After more than six years of expansion, the U.S. economy is experiencing another year of moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and rising personal bankruptcies, as well as in the ongoing tightness in the labor market, which could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, with more strength occurring earlier in the year.

In the bond markets, conflicting signals over the strength of the economy have created near-term volatility, and the Federal Reserve Board has begun taking measured steps to control inflation by raising short-term interest rates. Should additional signs of more rapid economic growth and, particularly, of higher inflation appear, we would expect the Fed to continue its anti-inflationary stance. While inflationary forces largely remained in check in 1996, the continued strength in the labor market means that a pickup in inflation is still possible. At the same time, the U.S. budget deficit continues to decline and, as a percentage of gross domestic product, is now less than 2%, which we consider a positive development for the bond markets. Although interest rates may move higher over the coming months, we believe that, at current levels, fixed-income markets remain equitably valued.

   We appreciate your support and welcome any questions or comments you may have.

Respectfully,

[/s/ A. Keith Brodkin]

A. Keith Brodkin
Chairman and President

April 14, 1997

Portfolio Managers' Overview

Dear Shareholders:

The municipal bond market experienced significant volatility during the fiscal year ended March 31, 1997. High-grade municipal yields ranged from a high of almost 6% in June to a low of 5.3% in November, before ending the year at 5.7%. Municipals outperformed U.S. Treasuries during the period, as yields on 30-year Treasury bonds rose approximately 50 basis points (0.50%) to 7.1% (although principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity).

   The primary reason for the strong relative performance of municipals was the diminished concern about tax reform and its potential impact on the market. This caused the ratio of municipal to Treasury yields to drop from a fiscal-year high of approximately 85% last April to 82.5% by early May. This relationship, like absolute yields, ranged widely during the fiscal year. Generally, we witnessed strong demand for municipals and good relative performance when yields rose, and underperformance by municipals when yields declined. This trend was most visible during the fall of 1996, when the ratio reached almost 80% and Treasury yields were close to their fiscal-year high of 7.15%. The government market then rallied sharply, as a number of statistics indicated a slowing economy. Municipals lagged, and the yield ratio moved to over 84%, with yields on Treasuries dropping to 6.35%. The ratio ended the fiscal year at about 80%.

   During the year, demand for municipal securities by casualty insurance companies was strong owing to these companies' continued profitability and desire to reduce taxable income. Individual investors were also major buyers when yields increased. During this period, mutual funds had generally flat cash flows, as the equity market captivated the interest of most fund investors. The supply of new municipal issues was essentially unchanged over the period, while the redemption of older issues continued to run relatively high. These factors helped create favorable supply/demand conditions for municipals during the year.

   Credit quality in the municipal market has generally continued its improving trend, with most state and local budgets in very good shape. Health care providers and utilities have come under pressure in particular markets, while most corporate-backed industrial revenue bonds have done well. Unlike some previous years, there has been no major credit event to impact the market. This factor, combined with the increase in the issuance of insured bonds from 43% of the market in 1995 to 47% currently, has caused yield spreads for quality issues to continue narrowing, while lower-quality bonds have outperformed.

   Last year, our strategy was to remain fully invested and reduce interest rate exposure by hedging in the futures market. This was effective when the market sold off but, in many cases, the positive impact was more than offset when the market rallied. This year, we are seeking to protect asset values when rates rise by increasing our cash positions. Finally, we believe that bond insurers will continue to grow market share and that credit spreads will remain tight. In light of this expectation, we are selectively purchasing higher-yielding credits recommended by our research group.

Respectfully,

[/s/ David R. King, Geoffrey L. Schechter, and David B. Smith]

David R. King, Geoffrey L. Schechter, and David B. Smith
Portfolio Managers

Portfolio Managers' Profiles

David R. King has been a member of the MFS investment staff since 1985. A graduate of the University of New Hampshire and the Babson College Graduate School of Business Administration, he began his career at MFS as a member of the Fixed Income Department and was named Assistant Vice President - Investments in 1987 and Vice President - Investments in 1988. Mr. King is a Chartered Financial Analyst (C.F.A.) and currently has portfolio management responsibilities for the Pennsylvania, South Carolina, and Tennessee state Funds.

Geoffrey L. Schechter joined MFS in 1993 as an Investment Officer in the Fixed Income Department. A graduate of the University of Texas and the Boston University Graduate School of Business Administration, he was named Assistant Vice President - Investments in 1994 and Vice President - Investments in 1995. Mr. Schechter is a Certified Public Accountant (C.P.A.) and a C.F.A. and currently has portfolio management responsibilities for the Mississippi, New York, and North Carolina state Funds.

David B. Smith has been a member of the MFS investment staff since 1988. A graduate of Union College and the Babson College Graduate School of Business Administration, he began his career at MFS as a Senior Treasury Analyst in the Corporate Treasury Department. He was named a Research Analyst in the Fixed Income Department in 1989, Investment Officer in 1990, Assistant Vice President - Investments in 1991, and Vice President - Investments in 1993. Mr. Smith is a C.F.A. and currently has portfolio management responsibilities for the Virginia and West Virginia state Funds.

Performance Summary

The performance of the individual state Funds listed below and on the following page includes the reinvestment of distributions but excludes the effects of any sales charges. Each Fund's results have been compared to the Lehman Brothers Municipal Bond Index (the Lehman Index), an unmanaged index of municipal bond investments rated "Baa" or higher. However, while this index is considered the benchmark for performance of municipal bonds, it is comprised of municipal bonds issued nationwide, while each of the Funds in the Trust is limited to investing in the bonds of a particular state. Because individual indices do not exist for all of the states, we have provided a discussion of each Fund's performance relative to the Lehman Index.

The portfolio of each Fund will tend to be structured with respect to maturity and coupon and sector distribution, reflecting our views on interest rates, credit quality, and financing trends. However, each Fund's performance will differ because of supply/demand and credit quality conditions, which vary from state to state.

Mississippi

The Fund's total returns for the fiscal year ended March 31, 1997 of 5.22% for Class A shares and 4.33% for Class B shares underperformed the 5.45% return of the Lehman Index, as well as the 5.04% average return for other state tax-exempt municipal bond funds over the same period, as reported by Lipper Analytical Services, an independent firm that reports mutual fund performance. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. The Fund's underperformance relative to the Lehman Index is primarily attributable to the aggressively defensive posture taken during the fourth quarter of the calendar year, a period when interest rates declined dramatically.

New York

The Fund's total returns for the fiscal year ended March 31, 1997 of 4.68% for Class A shares and 3.77% for Class B shares underperformed the 5.45% return of the Lehman Index, as well as the 4.82% average return for New York state tax-exempt municipal bond funds over the same period, as reported by Lipper Analytical Services. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. The Fund's underperformance relative to the Lehman Index is primarily attributable to the aggressively defensive posture taken during the fourth quarter of the calendar year, a period when interest rates declined dramatically.

North Carolina

The Fund's total returns for the fiscal year ended March 31, 1997 of 5.09% for Class A shares, 4.36% for Class B shares, and 4.41% for Class C shares underperformed the 5.45% return of the Lehman Index over the same period. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. Class A shares outperformed the 4.79% average return over the same period for North Carolina state tax-exempt municipal bond funds, as reported by Lipper Analytical Services, while Class B and Class C shares modestly underperformed the average. The Fund's underperformance relative to the Lehman Index is primarily attributable to the aggressively defensive posture taken during the fourth quarter of the calendar year, a period when interest rates declined dramatically.

Pennsylvania

For the fiscal year ended March 31, 1997 the Fund's Class A shares provided a total return of 4.67%, and Class B shares returned 3.83%. These figures compare to a 4.95% return for the average Pennsylvania fund, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. The underperformance was primarily attributable to the defensive posture taken during the fourth quarter, when interest rates declined dramatically.

South Carolina

For the fiscal year ended March 31, 1997 the Fund's Class A shares provided a total return of 4.46%, and Class B shares returned 3.73%. These figures compare to a 5.04% return for the average South Carolina fund, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. The primary reason for the underperformance was the defensive posture taken during the fourth quarter, when interest rates declined dramatically.

Tennessee

For the fiscal year ended March 31, 1997 the Fund's Class A shares provided a total return of 4.48%, and Class B shares returned 3.76%. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. These figures compare to a 4.82% return for the average Tennessee fund, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. The underperformance was primarily attributable to the defensive posture taken during the fourth quarter, when interest rates declined dramatically.

Virginia

The Fund's total returns for the fiscal year ended March 31, 1997 were 3.97% for Class A shares, 3.24% for Class B shares, and 3.30% for Class C shares. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. These figures compare to a 4.92% return for the average Virginia fund, according to Lipper Analytical Services, and to a 5.45% return for the Lehman Index over the same period. We maintained the Fund's holdings of high-quality longer-maturity bonds during the fiscal year to support its dividend, hedging its interest rate exposure during times of volatility. This strategy caused the Fund to underperform holdings of shorter-maturity bonds. In November, we shifted gears by unwinding the Fund's hedges, and in December we reduced its holdings of short-dated pre-refunded bonds, reduced its holdings of longer-maturity bonds, and increased its cash position. We are also looking to augment the Fund's performance by increasing its holdings of lower-rated investment-grade bonds at appropriate yield spreads.

West Virginia

The Fund's total returns for the fiscal year ended March 31, 1997 were 5.20% for Class A shares and 4.47% for Class B shares. These figures compare to a 5.45% return for the Lehman Index and a 5.04% return for the average other state tax-exempt fund, as reported by Lipper Analytical Services, over the same period. These returns assume the reinvestment of dividends and capital gains but exclude the effects of any sales charges. We maintained the Fund's holdings of high-quality longer-maturity bonds during the fiscal year to support its dividend, hedging its interest rate exposure during times of volatility. In a low-issuance environment, the Fund participated in new deals to improve its call protection and sold shorter-call bonds. In November, we shifted gears by unwinding the Fund's hedges and increasing its cash position. We are also looking to augment the Fund's performance by increasing its holdings of lower-rated, investment-grade bonds at appropriate yield spreads.

Fund Facts

Strategy: The investment objective of each Fund is to provide current income exempt from federal income taxes and from the personal income taxes, if any, of the state to which its name refers.

Commencement of investment operations:

Mississippi        Class A: August 6, 1992        South Carolina   Class A: October 31, 1984
                   Class B: September 7, 1993                      Class B: September 7, 1993
New York           Class A: June 6, 1988          Tennessee        Class A: August 12, 1988
                   Class B: September 7, 1993                      Class B: September 7, 1993
North Carolina     Class A: October 31, 1984      Virginia         Class A: October 31, 1984
                   Class B: September 7, 1993                      Class B: September 7, 1993
                   Class C: January 3, 1994                        Class C: January 3, 1994
Pennsylvania       Class A: February 1, 1993      West Virginia    Class A: October 31, 1984
                   Class B: September 7, 1993                      Class B: September 7, 1993

Net assets as of March 31, 1997

Mississippi:          $ 77.6 million
New York:             $148.3 million
North Carolina:       $423.9 million
Pennsylvania:         $ 41.8 million
South Carolina:       $170.8 million
Tennessee:            $122.4 million
Virginia:             $412.9 million
West Virginia:        $139.7 million

Tax Form Summary
In January 1997, a Tax Form Summary was mailed to shareholders reporting the federal tax status of all distributions paid during the calendar year 1996.

Exempt-Interest Dividends
For federal income tax purposes, approximately 98.9% of the total dividends paid by each Fund from net investment income during the year ended March 31, 1997 is designated as an exempt-interest dividend.

The following information illustrates the growth of a hypothetical $10,000 investment for each Fund's Class A shares for the periods indicated in comparison to various market indicators. Fund results reflect the deduction of the 4.75% maximum sales charge; benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown, based on the differences in loads and fees paid by shareholders investing in the different classes. It is not possible to invest in an index.

MFS(R) Mississippi Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment (For the period from September 1, 1992 through March 31, 1997)

[3 line graph]

          MFS Mississippi Municipal                                   Lehman Brothers Municipal
          Bond Fund - Class A         Consumer Price Index - U.S.     Bond Index
9/6/92    9525                        10000                           10000
3/31/93   9852                        10221                           10526
3/31/94   10085                       10477                           10770
3/31/95   10699                       10776                           11570
3/29/96   11553                       11069                           12540
3/31/97   12430                       11361                           13354



Average Annual Total Returns

                                                                               1 Year    3 Years    Life of Fund@
--------------------------------------------------------------------------     ------    -------    -------------
MFS Mississippi Municipal Bond Fund (Class A) including 4.75% sales charge      +0.18%    +4.70%        +4.29%
--------------------------------------------------------------------------     -------   -------    -------------
MFS Mississippi Municipal Bond Fund (Class A) at net asset value                +5.22%    +6.42%        +5.38%
--------------------------------------------------------------------------     -------   -------    -------------
MFS Mississippi Municipal Bond Fund (Class B) with CDSC@@                       +0.33%    +4.61%        +4.31%
--------------------------------------------------------------------------     -------   -------    -------------
MFS Mississippi Municipal Bond Fund (Class B) at net asset value                +4.33%    +5.52%        +4.67%
--------------------------------------------------------------------------     -------   -------    -------------
Average other state tax-exempt municipal bond fund**                            +5.04%    +5.95%        +6.18%
--------------------------------------------------------------------------     -------   -------    -------------
Lehman Brothers Municipal Bond Index***                                         +5.45%    +7.08%        +6.19%
--------------------------------------------------------------------------     -------   -------    -------------
Consumer Price Index*                                                           +2.91%    +2.83%        +2.84%
--------------------------------------------------------------------------     -------   -------    -------------

  @For the period from the commencement of the Fund's investment operations,
   August 6, 1992, to March 31, 1997.
  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).
 **Source: Lipper Analytical Services.
***Source: CDA/Wiesenberger.
 @@These returns reflect the current maximum Class B contingent deferred sales charge (CDSC) of 2%.

Class B share results with CDSC include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC has been adjusted to reflect the contingent deferred sales charge (CDSC) generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) New York Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment (For the period from July 1, 1988 through March 31, 1997)

[3 line graph]

          MFS New York Municipal                                      Lehman Brothers Municipal
          Bond Fund - Class A         Consumer Price Index - U.S.     Bond Index
7/6/88    9525                        10000                           10000
3/30/90   10825                       10953                           11798
3/31/92   13136                       11855                           14173
3/31/93   15085                       12221                           15948
3/31/95   16347                       12885                           17530
3/31/97   18323                       13565                           19748

Average Annual Total Returns

                                                                            1 Year    3 Years   5 Years     Life of Fund@
-----------------------------------------------------------------------     ------    -------   -------     -------------
MFS New York Municipal Bond Fund (Class A) including 4.75% sales charge     -0.28%     +4.20%    +5.83%         +7.09%
-----------------------------------------------------------------------     ------    -------   -------     -------------
MFS New York Municipal Bond Fund (Class A) at net asset value               +4.68%     +5.89%    +6.86%         +7.69%
-----------------------------------------------------------------------     ------    -------   -------     -------------
MFS New York Municipal Bond Fund (Class B) with CDSC                        -0.21%     +4.09%    +5.91%         +7.32%
-----------------------------------------------------------------------     ------    -------   -------     -------------
MFS New York Municipal Bond Fund (Class B) at net asset value               +3.77%     +5.01%    +6.22%         +7.32%
-----------------------------------------------------------------------     ------    -------   -------     -------------
Average New York tax-exempt municipal bond fund**                           +4.82%     +5.72%    +6.59%         +6.47%
-----------------------------------------------------------------------     ------    -------   -------     -------------
Lehman Brothers Municipal Bond Index***                                     +5.45%     +7.08%    +7.17%         +8.20%
-----------------------------------------------------------------------     ------    -------   -------     -------------
Consumer Price Index*                                                       +2.91%     +2.83%    +2.82%         +3.57%
-----------------------------------------------------------------------     ------    -------   -------     -------------

  @For the period from the commencement of the Fund's investment operations,
   June 6, 1988, to March 31, 1997.
  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).
 **Source: Lipper Analytical Services.
***Source: CDA/Wiesenberger.

Class B share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC has been adjusted to reflect the contingent deferred sales charge (CDSC) generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) North Carolina Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment (For the 5-year period ended March 31, 1997)

[3 line graph]

          MFS North Carolina Municipal                                Lehman Brothers Municipal
          Bond Fund - Class A         Consumer Price Index - U.S.     Bond Index
3/31/92   9522                        10000                           10000
3/31/93   10614                       10309                           11252
3/31/94   10752                       10567                           11513
3/31/95   11383                       10869                           12369
3/29/96   12129                       11165                           13406
3/31/97   12747                       11491                           14137




Growth of a Hypothetical $10,000 Investment (For the 10-year period ended March 31, 1997)

[3 line graph]

          MFS North Carolina Municipal                                   Lehman Brothers Municipal
          Bond Fund - Class A            Consumer Price Index - U.S.     Bond Index
3/31/87   9527                           10000                           10000
3/31/89   10252                          10904                           10989
3/29/91   12035                          12036                           13270
3/31/93   14501                          12803                           16424
3/31/95   15551                          13498                           18053
3/31/97   17415                          14272                           20634

Average Annual Total Returns

                                                                          1 Year    3 Years   5 Years    10 Years
-------------------------------------------------------------------       ------    -------   -------    ---------
MFS North Carolina Municipal Bond Fund (Class A)
  including 4.75% sales charge                                            +0.07%     +4.14%    +4.98%      +5.70%
-------------------------------------------------------------------       ------    -------   -------    ---------
MFS North Carolina Municipal Bond Fund (Class A) at net asset value       +5.09%     +5.84%    +6.01%      +6.22%
-------------------------------------------------------------------       ------    -------   -------    ---------
MFS North Carolina Municipal Bond Fund (Class B) with CDSC                +0.36%     +4.17%    +5.12%      +5.93%
-------------------------------------------------------------------       ------    -------   -------    ---------
MFS North Carolina Municipal Bond Fund (Class B) at net asset value       +4.36%     +5.08%    +5.44%      +5.93%
-------------------------------------------------------------------       ------    -------   -------    ---------
MFS North Carolina Municipal Bond Fund (Class C) with CDSC@               +3.42%     +5.15%    +5.51%      +5.97%
-------------------------------------------------------------------       ------    -------   -------    ---------
MFS North Carolina Municipal Bond Fund (Class C) at net asset value       +4.41%     +5.15%    +5.51%      +5.97%
-------------------------------------------------------------------       ------    -------   -------    ---------
Average North Carolina tax-exempt municipal bond fund**                   +4.79%     +5.95%    +6.25%      +6.11%
-------------------------------------------------------------------       ------    -------   -------    ---------
Lehman Brothers Municipal Bond Index***                                   +5.45%     +7.08%    +7.17%      +7.51%
-------------------------------------------------------------------       ------    -------   -------    ---------
Consumer Price Index*                                                     +2.91%     +2.83%    +2.82%      +3.62%
-------------------------------------------------------------------       ------    -------   -------    ---------

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).
 **Source: Lipper Analytical Services.
***Source: CDA/Wiesenberger.
  @Class C shares have no initial sales charge but will be subject to a 1%
   CDSC if redeemed within 12 months of purchase.

Class B and Class C share results with CDSC include the performance and operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares and Class C shares. Because operating expenses attributable to Class B and Class C shares are higher than those of Class A shares, Class B and Class C share performance generally would have been lower than Class A share performance. These results represent the percentage change in net asset value. Returns would have been lower had sales charges been reflected.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) Pennsylvania Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment (For the period from February 1, 1993 through March 31, 1997)

[3 line graph]

          MFS Pennsylvania Municipal                                     Lehman Brothers Municipal
          Bond Fund - Class A            Consumer Price Index - U.S.     Bond Index
2/1/93    9525                           10000                           10000
3/31/93   9502                           10070                           10252
3/31/94   9728                           10323                           10490
3/31/95   10520                          10617                           11269
3/29/96   11240                          10906                           12214
3/31/97   11765                          11225                           12881

Average Annual Total Returns

                                                                                  1 Year    3 Years    Life of Fund@
---------------------------------------------------------------------------       -------   -------    -------------
MFS Pennsylvania Municipal Bond Fund (Class A) including 4.75% sales charge        -0.33%    +4.81%        +3.98%
---------------------------------------------------------------------------       -------   -------    -------------
MFS Pennsylvania Municipal Bond Fund (Class A) at net asset value                  +4.67%    +6.54%        +5.21%
---------------------------------------------------------------------------       -------   -------    -------------
MFS Pennsylvania Municipal Bond Fund (Class B) with CDSC@@                         -0.12%    +4.80%        +4.05%
---------------------------------------------------------------------------       -------   -------    -------------
MFS Pennsylvania Municipal Bond Fund (Class B) at net asset value                  +3.83%    +5.70%        +4.46%
---------------------------------------------------------------------------       -------   -------    -------------
Average Pennsylvania tax-exempt municipal bond fund**                              +4.95%    +6.19%        +6.52%
---------------------------------------------------------------------------       -------   -------    -------------
Lehman Brothers Municipal Bond Index***                                            +5.45%    +7.08%        +6.27%
---------------------------------------------------------------------------       -------   -------    -------------
Consumer Price Index*                                                              +2.91%    +2.83%        +2.82%
---------------------------------------------------------------------------       -------   -------    -------------

  @For the period from the commencement of the Fund's investment operations
   February 1, 1993, to March 31, 1997.
  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).
 **Source: Lipper Analytical Services.
***Source: CDA/Wiesenberger.
 @@These returns reflect the current maximum Class B contingent deferred sales charge (CDSC) of 3%.

Class B share results with CDSC include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) South Carolina Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment (For the 5-year period ended March 31, 1997)

[3 line graph]

          MFS South Carolina Municipal                                   Lehman Brothers Municipal
          Bond Fund - Class A            Consumer Price Index - U.S.     Bond Index
3/31/92   9525                           10000                           10000
3/31/92   10641                          10309                           11252
3/31/94   10808                          10567                           11513
3/31/95   11557                          10869                           12369
3/29/96   12273                          11165                           13406
3/31/97   12820                          11491                           14137


Growth of a Hypothetical $10,000 Investment (For the 10-year period ended March 31, 1997)

[3 line graph]

          MFS South Carolina Municipal                                   Lehman Brothers Municipal
          Bond Fund - Class A            Consumer Price Index - U.S.     Bond Index
3/31/87   9527                           10000                           10000
3/31/89   10592                          10904                           10989
3/29/91   12471                          12036                           13270
3/31/93   15207                          12803                           16424
3/31/95   16516                          13498                           18053
3/31/97   18320                          14272                           20634

Average Annual Total Returns

                                                                                     1 Year   3 Years    5 Years    10 Years
-----------------------------------------------------------------------------        ------   -------    -------    --------
MFS South Carolina Municipal Bond Fund (Class A) including 4.75% sales charge        -0.53%    +4.15%     +5.09%     +6.24%
-----------------------------------------------------------------------------        ------   -------    -------    --------
MFS South Carolina Municipal Bond Fund (Class A) at net asset value                  +4.46%    +5.85%     +6.12%     +6.76%
-----------------------------------------------------------------------------        ------   -------    -------    --------
MFS South Carolina Municipal Bond Fund (Class B) with CDSC                           -0.24%    +4.22%     +5.25%     +6.48%
-----------------------------------------------------------------------------        ------   -------    -------    --------
MFS South Carolina Municipal Bond Fund (Class B) at net asset value                  +3.73%    +5.13%     +5.58%     +6.48%
-----------------------------------------------------------------------------        ------   -------    -------    --------
Average South Carolina tax-exempt municipal bond fund**                              +5.04%    +6.40%     +6.48%     +6.73%
-----------------------------------------------------------------------------        ------   -------    -------    --------
Lehman Brothers Municipal Bond Index***                                              +5.45%    +7.08%     +7.17%     +7.51%
-----------------------------------------------------------------------------        ------   -------    -------    --------
Consumer Price Index*                                                                +2.91%    +2.83%     +2.82%     +3.62%
-----------------------------------------------------------------------------        ------   -------    -------    --------

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).
 **Source: Lipper Analytical Services.
***Source: CDA/Wiesenberger.

Class B share results with CDSC include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) Tennessee Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment (For the period from September 1, 1988 through March 31, 1997)

[3 line graph]

          MFS Tennessee Municipal                                        Lehman Brothers Municipal
          Bond Fund - Class A            Consumer Price Index - U.S.     Bond Index
9/12/88   9525                           10000                           10000
3/30/90   10810                          10861                           11552
3/31/92   12702                          11755                           13878
3/31/95   15316                          12776                           17166
3/31/97   17103                          13451                           19603

Average Annual Total Returns

                                                                               1 Year    3 Years    5 Years    Life of Fund@
------------------------------------------------------------------------       -------   -------    -------    -------------
MFS Tennessee Municipal Bond Fund (Class A) including 4.75% sales charge        -0.49%    +3.97%     +5.09%        +6.40%
------------------------------------------------------------------------       -------   -------    -------    -------------
MFS Tennessee Municipal Bond Fund (Class A) at net asset value                  +4.48%    +5.66%     +6.12%        +7.00%
------------------------------------------------------------------------       -------   -------    -------    -------------
MFS Tennessee Municipal Bond Fund (Class B) with CDSC                           -0.21%    +3.96%     +5.23%        +6.67%
------------------------------------------------------------------------       -------   -------    -------    -------------
MFS Tennessee Municipal Bond Fund (Class B) at net asset value                  +3.76%    +4.88%     +5.55%        +6.67%
------------------------------------------------------------------------       -------   -------    -------    -------------
Average Tennessee tax-exempt municipal bond fund**                              +4.82%    +6.05%     +6.35%        +6.94%
------------------------------------------------------------------------       -------   -------    -------    -------------
Lehman Brothers Municipal Bond Index***                                         +5.45%    +7.08%     +7.17%        +8.11%
------------------------------------------------------------------------       -------   -------    -------    -------------
Consumer Price Index*                                                           +2.91%    +2.83%     +2.82%        +3.54%
------------------------------------------------------------------------       -------   -------    -------    -------------

  @For the period from the commencement of the Fund's investment operations,
   August 12, 1988 to March 31, 1997.
  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).
 **Source: Lipper Analytical Services.
***Source: CDA/Wiesenberger.

Class B share results with CDSC include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) Virginia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment (For the 5-year period ended March 31, 1997)

[3 line graph]

          MFS Virginia Municipal                                         Lehman Brothers Municipal
          Bond Fund - Class A            Consumer Price Index - U.S.     Bond Index
3/31/92   9528                           10000                           10000
3/31/93   10609                          10309                           11252
3/31/94   10713                          10567                           11513
3/31/95   11320                          10869                           12369
3/29/96   12059                          11165                           13406
3/31/97   12537                          11491                           14137



Growth of a Hypothetical $10,000 Investment (For the 10-year period ended March 31, 1997)

[3 line graph]

          MFS Virginia Municipal                                       Lehman Brothers Municipal
          Bond Fund - Class A            Consumer Price Index - U.S.   Bond Index
3/31/87   9524                           10000                         10000
3/31/89   10489                          10904                         10989
3/29/91   12404                          12036                         13270
3/31/93   15034                          12803                         16424
3/31/95   16043                          13498                         18053
3/31/97   17767                          14272                         20634


Average Annual Total Returns

                                                                              1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------       -------   -------    -------    --------
MFS Virginia Municipal Bond Fund (Class A) including 4.75% sales charge        -0.98%    +3.67%     +4.62%     +5.92%
-----------------------------------------------------------------------       -------   -------    -------    --------
MFS Virginia Municipal Bond Fund (Class A) at net asset value                  +3.97%    +5.38%     +5.64%     +6.43%
-----------------------------------------------------------------------       -------   -------    -------    --------
MFS Virginia Municipal Bond Fund (Class B) with CDSC                           -0.70%    +3.75%     +4.78%     +6.16%
-----------------------------------------------------------------------       -------   -------    -------    --------
MFS Virginia Municipal Bond Fund (Class B) at net asset value                  +3.24%    +4.66%     +5.10%     +6.16%
-----------------------------------------------------------------------       -------   -------    -------    --------
MFS Virginia Municipal Bond Fund (Class C) with CDSC@                          +2.31%    +4.72%     +5.15%     +6.19%
-----------------------------------------------------------------------       -------   -------    -------    --------
MFS Virginia Municipal Bond Fund (Class C) at net asset value                  +3.30%    +4.72%     +5.15%     +6.19%
-----------------------------------------------------------------------       -------   -------    -------    --------
Average Virginia tax-exempt municipal bond fund**                              +4.92%    +6.06%     +6.57%     +6.57%
-----------------------------------------------------------------------       -------   -------    -------    --------
Lehman Brothers Municipal Bond Index***                                        +5.45%    +7.08%     +7.17%     +7.51%
-----------------------------------------------------------------------       -------   -------    -------    --------
Consumer Price Index*                                                          +2.91%    +2.83%     +2.82%     +3.62%
-----------------------------------------------------------------------       -------   -------    -------    --------

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).
 **Source: Lipper Analytical Services.
***Source: CDA/Wiesenberger.
  @Class C shares have no initial sales charge but will be subject to a 1%
   CDSC if redeemed within 12 months of purchase.

Class B and Class C share results with CDSC include the performance and operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares and Class C shares. Because operating expenses attributable to Class B and Class C shares are higher than those of Class A shares, Class B and Class C share performance generally would have been lower than Class A share performance. These results represent the percentage change in net asset value. Returns would have been lower had sales charges been reflected.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

MFS(R) West Virginia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment (For the 5-year period ended March 31, 1997)

[3 line graph]

          MFS West Virginia Municipal                                  Lehman Brothers Municipal
          Bond Fund - Class A            Consumer Price Index - U.S.   Bond Index
3/31/92   9528                           10000                         10000
3/31/93   10625                          10309                         11252
3/31/94   10859                          10567                         11513
3/31/95   11518                          10869                         12369
3/29/96   12276                          11165                         13406
3/31/97   12915                          11491                         14137



Growth of a Hypothetical $10,000 Investment (For the 10-year period ended March 31, 1997)

[3 line graph]

          MFS West Virginia Municipal                                 Lehman Brothers Municipal
          Bond Fund - Class A            Consumer Price Index - U.S.  Bond Index
3/31/87   9522                           10000                        10000
3/31/89   10460                          10904                        10989
3/29/91   12330                          12036                        13270
3/31/93   15057                          12803                        16424
3/31/95   16322                          13498                        18053
3/31/97   18302                          14272                        20634



Average Annual Total Returns

                                                                                   1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------------------       -------   -------    -------    --------
MFS West Virginia Municipal Bond Fund (Class A) including 4.75% sales charge        +0.16%    +4.24%     +5.24%     +6.23%
----------------------------------------------------------------------------       -------   -------    -------    --------
MFS West Virginia Municipal Bond Fund (Class A) at net asset value                  +5.20%    +5.95%     +6.27%     +6.75%
----------------------------------------------------------------------------       -------   -------    -------    --------
MFS West Virginia Municipal Bond Fund (Class B) with CDSC                           +0.48%    +4.28%     +5.40%     +6.48%
----------------------------------------------------------------------------       -------   -------    -------    --------
MFS West Virginia Municipal Bond Fund (Class B) at net asset value                  +4.47%    +5.19%     +5.72%     +6.48%
----------------------------------------------------------------------------       -------   -------    -------    --------
Average other state tax-exempt municipal bond fund**                                +5.04%    +5.95%     +6.31%     +6.77%
----------------------------------------------------------------------------       -------   -------    -------    --------
Lehman Brothers Municipal Bond Index***                                             +5.45%    +7.08%     +7.17%     +7.51%
----------------------------------------------------------------------------       -------   -------    -------    --------
Consumer Price Index*                                                               +2.91%    +2.83%     +2.82%     +3.62%
----------------------------------------------------------------------------       -------   -------    -------    --------

  *The Consumer Price Index is published by the U.S. Bureau of Labor
   Statistics and measures the cost of living (inflation).
 **Source: Lipper Analytical Services.
***Source: CDA/Wiesenberger.

Class B share results with CDSC include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share performance with CDSC has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Portfolio of Investments - March 31, 1997
MFS MISSISSIPPI MUNICIPAL BOND FUND

Municipal Bonds - 96.2%

----------------------------------------------------------------------------------------
                                                   Principal Amount
Issuer                                               (000 Omitted)       Value
-------------------------------------------------- ----------------  ---------------
General Obligation - 7.3%
  Commonwealth of Puerto Rico, MBIA, 8.284s,
  2008++++                                                     $2,000        $ 2,099,200
  Hinds County, MS, MBIA, 6.25s, 2010                           1,660          1,771,336
  Hinds County, MS, MBIA, 6.25s, 2011                           1,285          1,369,386
  Jackson County, MS, Road Improvement, 6.5s, 2008                425            441,830
                                                                             -----------
                                                                             $ 5,681,752
--------------------------------------------------        -----------        -----------
State and Local Appropriation - 13.0%
  Hinds Community College, MS, Conference and
   Training Center, 6.5s, 2014                                 $1,320        $ 1,334,375
  Medical Center Educational Building Corp., MS
   (University of Mississippi Medical Center),
   MBIA, 5.65s, 2009                                            2,000          2,015,340
  Medical Center Educational Building Corp., MS
   (University of Mississippi Medical Center),
   MBIA, 5.9s, 2023                                             3,250          3,206,905
  State of Mississippi, Certificates of
   Participation (Marshall County Correctional
   Facility), MBIA, 5.625s, 2015                                1,560          1,510,485
  State of Mississippi, Certificates of
   Participation (Rehabilitation Services), 6.1s,
   2014                                                         2,000          2,007,660
                                                                             -----------
                                                                             $10,074,765
--------------------------------------------------        -----------        -----------
Refunded and Special Obligations - 11.6%
  Adams County, MS, Hospital Rev. (Jefferson Davis
   Memorial Hospital), 8s, 2001                                $1,000        $ 1,140,650
  Commonwealth of Puerto Rico, Public Improvement
   Rev., 6.8s, 2002                                             1,500          1,660,185
  Puerto Rico Highway & Transportation Authority
   Rev., 6.625s, 2002                                           1,900          2,087,625
  State of Mississippi, 6s, 2002                                2,000          2,115,200
  State of Mississippi, 6.75s, 2004                             1,800          1,994,652
                                                                             -----------
                                                                             $ 8,998,312
--------------------------------------------------        -----------        -----------
Airport and Port Revenue - 2.6%
  Puerto Rico Ports Authority (American Airlines),
   6.25s, 2026                                                 $2,000        $ 2,007,560
--------------------------------------------------        -----------        -----------
Electric and Gas Utility Revenue - 6.2%
  Claiborne County, MS, Pollution Control Rev.
   (System Energy Resources, Inc.), 7.3s, 2025                 $1,000        $ 1,041,190
  Claiborne County, MS, Pollution Control Rev.
   (System Energy Resources, Inc.), 6.2s, 2026                    500            479,895
  Puerto Rico Electric Power Authority Power, FSA,
   8.328s, 2023++++                                             1,000            991,930
  Warren Counties, MS, Pollution Control Rev.
   (Mississippi Power & Light), 7s, 2022                        1,000          1,047,100
  Washington County, MS, Pollution Control Rev.
   (Mississippi Power & Light), 7s, 2022                        1,230          1,287,933
                                                                             -----------
                                                                             $ 4,848,048
--------------------------------------------------        -----------        -----------
Health Care Revenue - 1.9%
  Mississippi Hospital Equipment & Facilities
   Authority Rev. (Magnolia Regional Health
   Center), 7.375s, 2021                                       $1,500        $ 1,519,725
--------------------------------------------------        -----------        -----------
Industrial Revenue (Corporate Guarantee) - 7.3%
  Lowndes County, MS, Solid Waste Disposal &
   Pollution Control Rev. (Weyerhauser), 6.8s,
   2022                                                        $3,250        $ 3,617,120
  Mississippi Business Finance Corp. (Jackson
   Municipal Airport/Airborne Freight), 7.15s,
   2007                                                           985          1,049,045
  Warren County, MS, Pollution Control Rev
   (International Paper), 6.6s, 2019                            1,000          1,021,510
                                                                             -----------
                                                                             $ 5,687,675
--------------------------------------------------        -----------        -----------
Insured Health Care Revenue - 17.4%
  Alcorn County, Corinth (Magnolia Regional Health
   Center), AMBAC, 5.75s, 2013                                  $2,000        $ 1,995,360
  Gulfport, MS, Hospital Facilities (Memorial
   Hospital), MBIA, 6.125s, 2015                                 2,250          2,321,438
  Gulfport, MS, Hospital Facilities (Memorial
   Hospital), MBIA, 6.2s, 2018                                   1,000          1,033,460
  Hinds County, MS, Rev. (Methodist Hospital &
   Rehabilitition Center), AMBAC, 5.6s, 2012                     3,055          3,038,717
  Mississippi Development Bank, Special Obligation
   (Adams County Hospital), FSA, 5.75s, 2016                     1,000            975,900
  Mississippi Hospital Equipment & Facilities
   Authority Rev. (Baptist), MBIA, 6.5s, 2010                    1,190          1,286,259
  Mississippi Hospital Equipment & Facilities
   Authority Rev. (Baptist), MBIA, 6s, 2013                        750            764,355
  Mississippi Hospital Equipment & Facilities
   Authority Rev. (Rush Medical Foundation),
   Connie Lee, 6.7s, 2018                                        2,000          2,092,020
                                                                              -----------
                                                                              $13,507,509
---------------------------------------------------        -----------        -----------
Multi-Family Housing Revenue - 5.1%
  Gulfport, MS, Community Development (Oakview
   Apartments), FNMA, 7.4s, 2025                                $1,755        $ 1,862,827
  Jackson, MS, Elderly Housing Corp., Mortgage
   Rev. (Delhaven Manor), "C", FHA, 7.375s, 2024                 1,965          2,075,905
                                                                              -----------
                                                                              $ 3,938,732
---------------------------------------------------        -----------        -----------
Single Family Housing Revenue - 7.0%
  Mississippi Home Corp., GNMA, 6.5s, 2024                      $2,650        $ 2,701,065
  Mississippi Home Corp., GNMA, 6s, 2027                         1,225          1,311,069
  Mississippi Home Corp., GNMA, 6.625s, 2027                     1,350          1,391,931
                                                                              -----------
                                                                              $ 5,404,065
---------------------------------------------------        -----------        -----------
Universities - 2.1%
  University of Mississippi, Educational Building
   Corp., MBIA, 5s, 2016                                        $  680        $   616,359
  University of Mississippi, Educational Building
   Corp. (Athletic Facilities), 6.2s, 2016                       1,000          1,003,790
                                                                              -----------
                                                                              $ 1,620,149
---------------------------------------------------        -----------        -----------
Water and Sewer Utility Revenue - 14.7%
  Clarksdale, MS, Sewer & Wastewater Treatment
   System Rev., MBIA, 6.1s, 2012                                $1,885        $ 1,936,196
  Columbus, MS, Water & Sewer Rev., MBIA, 6.5s,
   2013                                                          1,000          1,070,880
  Gautier, MS, Utility District, Utility Systems
   Rev., FGIC, 6.375s, 2019                                      1,300          1,350,843
  Harrison County, MS, Wastewater Management
   District, Wastewater Treatment, FGIC, 6.5s,
   2006                                                          1,375          1,464,719
  Harrison County, MS, Wastewater Management
   District, Wastewater Treatment, FGIC, 5.875s,
   2025                                                          3,000          2,981,700
  Meridian, MS, Water & Sewer Rev., AMBAC, 6s,
   2010                                                          1,500          1,542,990
  Meridian, MS, Water & Sewer Rev., AMBAC, 6.2s,
   2012                                                            650            678,392
  Meridian, MS, Water & Sewer Rev., AMBAC, 6.2s,
   2013                                                            400            416,300
                                                                              -----------
                                                                              $11,442,020
---------------------------------------------------        -----------        -----------
Total Municipal Bonds (Identified Cost $72,067,324)                           $74,730,312
---------------------------------------------------        -----------        -----------

                                                                           13-MI

Portfolio of Investments - continued

Municipal Bonds - continued
-----------------------------------------------------------------------------------------------
Floating Rate Demand Note - 2.2%
-----------------------------------------------------------------------------------------------
  Jackson County, MS, Pollution Control Rev
   (Chevron USA, Inc.), due 12/01/2016,
   at Identified Cost                                            $     1,700        $ 1,700,000
---------------------------------------------------------        -----------        -----------
Total Investments (Identified Cost, $73,767,324)                                    $76,430,312

Other Assets, Less Liabilities - 1.6%                                                 1,213,014
-------------------------------------                                               -----------
Net assets - 100.0%                                                                 $77,643,326
-------------------------------------                                               -----------
See portfolio footnotes and notes to financial statements

Portfolio of Investments - March 31, 1997

MFS NEW YORK MUNICIPAL BOND FUND
Municipal Bonds - 97.2%
-------------------------------------------------------------------------------

                                                    Principal Amount
Issuer                                               (000 Omitted)         Value
--------------------------------------------------  ----------------- ---------------
General Obligation - 11.6%
  Cheektowaga, NY, Central School District, FGIC,
   5.875s, 2014                                          $  650        $    650,156
  Cheektowaga, NY, Central School District, FGIC,
   5.875s, 2015                                             750             750,180
  New York, NY, 7.2s, 2008                                1,000           1,085,050
  New York, NY, 7.3s, 2010                                  365             419,195
  New York, NY, 7.3s, 2010                                  515             556,705
  New York, NY, 7.3s, 2011                                5,000           5,420,450
  New York, NY, 7.375s, 2013                              1,600           1,732,656
  New York, NY, 8.25s, 2016                                 160             181,269
  New York, NY, FGIC, 6s, 2007                            1,175           1,243,444
  Oswego County, NY, 6.7s, 2009                           1,000           1,104,900
  Port Byron, NY, Central School District, AMBAC,
   7.4s, 2012                                               500             592,830
  Port Byron, NY, Central School District, AMBAC,
   7.4s, 2013                                               500             593,715
  Port Byron, NY, Central School District, AMBAC,
   7.4s, 2014                                               500             597,245
  Port Byron, NY, Central School District, AMBAC,
   7.4s, 2015                                               500             597,375
  Territory of Virgin Islands, 7.75s, 2006                  390             419,472
  Washingtonville, NY, Central School District,
   FGIC, 7.35s, 2008                                        550             642,884
  Washingtonville, NY, Central School District,
   FGIC, 7.35s, 2009                                        550             643,489
                                                                      ---------------
                                                                        $17,231,015
--------------------------------------------------  ----------------- ---------------
State and Local Appropriation - 18.0%
  Metropolitan Transportation Authority, NY,
   Service Contract, 7.375s, 2008                        $2,000         $ 2,247,720
  Metropolitan Transportation Authority, NY,
   Service Contract, 0s, 2012                             2,200             886,644
  Metropolitan Transportation Authority, NY,
   Service Contract, 5.75s, 2013                          1,825           1,786,693
  Metropolitan Transportation Authority, NY,
   Service Contract, 0s, 2014                             4,750           1,670,908
  Metropolitan Transportation Authority, NY,
   Service Contract, 0s, 2014                             3,500           1,231,195
  Metropolitan Transportation Authority, NY,
   Service Contract, 5.5s, 2017                           1,200           1,123,248
  New York Dormitory Authority Rev. (City
   University), 5.75s, 2013                               4,250           4,160,792
  New York Dormitory Authority Rev. (City
   University), 5.625s, 2016                              1,450           1,380,096
  New York Dormitory Authority Rev. (City
   University), AMBAC, 5.75s, 2018                        1,000           1,001,080
  New York Dormitory Authority Rev. (City
   University), AMBAC, 5.75s, 2018                          800             800,864
State and Local Appropriation - continued
  New York Dormitory Authority Rev. (State
   University), 5.875s, 2017                             $2,565         $ 2,552,585
  New York Medical Care Facilities Finance Agency,
   MBIA, 6s, 2025                                         1,300           1,311,752
  New York Medical Care Facilities Finance Agency,
   Mental Health Services, 6.375s, 2014                   1,000           1,017,340
  New York Urban Development Corp. (Correctional
   Facilities), AMBAC, 0s, 2009                           5,000           2,631,500
  New York Urban Development Corp. (State
   Facilities), AMBAC, 5.6s, 2015                         2,750           2,731,135
  Triborough Bridge & Tunnel Authority, NY, 0s,
   2012                                                     360             147,136
  Troy, NY, Certificates of Participation,
   Recreational Facilities Rev., 9.75s, 2010**++            900              90,000
                                                                      ---------------
                                                                        $26,770,688
--------------------------------------------------  ----------------- ---------------
Refunded and Special Obligations - 14.7%
  New York Local Government Assistance Corp.,
   7.25s, 2001                                           $2,500         $ 2,768,325
  New York Medical Care Facilities Finance Agency
   (Montefiore Medical), FHA, 7.25s, 1999                 3,175           3,391,979
  New York Medical Care Facilities Finance Agency
   (Montefiore Medical), FHA, 7.25s, 1999                 1,750           1,869,595
  New York Medical Care Facilities Finance Agency
   (Presbyterian Hospital), FHA, 7.7s, 2000                 750             833,812
  New York Medical Care Facilities Finance Agency
   (St. Luke's Hospital), FHA, 7.45s, 2000                2,600           2,840,110
  New York Medical Care Facilities Finance Agency,
   Mental Health Services, 7.875s, 2000                     340             379,828
  New York Medical Care Facilities Finance Agency,
   Mental Health Services, 7.875s, 2000                     560             625,598
  New York Medical Care Facilities Finance Agency,
   Mental Health Services, 7.3s, 2001                       750             837,412
  New York Urban Development Corp., State
   Facilities Rev., 7.5s, 2001                            1,000           1,116,340
  New York, NY, 8s, 2001                                    490             556,968
  New York, NY, 8.25s, 2001                               1,840           2,123,747
  New York, NY, Municipal Water & Sewer Finance
   Authority, 7s, 2001                                      530             578,585
  New York, NY, Municipal Water & Sewer Finance
   Authority, 7s, 2001                                      225             245,626
  New York, NY, Municipal Water & Sewer Finance
   Authority, 7.375s, 2013                                2,000           2,223,820
  Puerto Rico Aqueduct & Sewer Authority Rev., 9s,
   2005                                                     250             312,693
  Triborough Bridge & Tunnel Authority, NY,
   7.375s, 2000                                           1,000           1,083,110
                                                                      ---------------
                                                                        $21,787,548
--------------------------------------------------  ----------------- ---------------
Airport and Port Revenue - 1.2%
  Albany County, NY Airport Authority, FSA,
   5.375s, 2017                                          $  750        $    687,195
  New York, NY, Industrial Development Agency,
   Special Facilities Rev. (American Airlines),
   6.9s, 2024                                             1,000           1,069,080
                                                                      ---------------
                                                                        $ 1,756,275
  ------------------------------------------------  ----------------- ---------------

14-NY

--------------------------------------------------------------------------------

Electric and Gas Utility Revenue - 7.9%
  New York Energy Research and Development
   Authority, Electrical Facilities Rev. (Long
   Island Lighting), 7.15s, 2022                               $2,700        $ 2,875,014
  New York Power Authority, FGIC, 6.5s, 2008                    2,500          2,789,050
  Port Authority NY & NJ, Special Obligation,
   6.75s, 2019                                                  1,750          1,794,240
  Puerto Rico Electric Power Authority 0s, 2017                   500            148,390
  Puerto Rico Electric Power Authority, FSA,
   8.328s, 2023++++                                             1,500          1,487,895
  Virgin Islands Water & Power Authority, Electric
   Systems Rev., 7.4s, 2011                                     2,450          2,597,367
                                                                             -----------
                                                                             $11,691,956
--------------------------------------------------        -----------        -----------
Health Care Revenue - 2.3%
  Albany, NY, Industrial Development Authority,
   Civic Facilities Rev., 8.25s, 2004                          $1,965        $ 2,104,731
  New York Medical Care Facilities Finance Agency,
   Mental Health Services (Huntington Mortgage),
   6.5s, 2014                                                   1,250          1,265,463
                                                                             -----------
                                                                             $ 3,370,194
--------------------------------------------------        -----------        -----------
Industrial Revenue (Corporate Guarantee) - 2.2%
  Allegany County, NY, Industrial Development
   Authority, Solid Waste Rev. (Atlantic
   Richfield), 6.625s, 2016                                    $1,000        $ 1,042,880
  Fulton County, NY, Industrial Development Agency
   (Crossroads Incubator), 8.75s, 2009                          1,075          1,141,510
  Monroe County, NY, Industrial Development Agency
   (Weyerhauser Co.), 9s, 2006                                  1,000          1,014,410
                                                                             -----------
                                                                             $ 3,198,800
--------------------------------------------------        -----------        -----------
Insured Health Care Revenue - 6.4%
  New York City Health & Hospital Corp., AMBAC,
   7.54s, 2023++++                                             $3,200        $ 2,868,640
  New York Dormitory Authority Rev. (Menorah
   Campus), FHA, 7.4s, 2031                                     1,095          1,190,385
  New York Dormitory Authority Rev. (St. Vincent's
   Hospital), FHA, 7.375s, 2011                                 2,500          2,700,275
  New York Medical Care Facilities Finance Agency
   (New York Hospital), AMBAC, 6.5s, 2029                       2,550          2,702,873
                                                                             -----------
                                                                             $ 9,462,173
--------------------------------------------------        -----------        -----------
Multi-Family Housing Revenue - 0.4%
  New York, NY, Housing Development Corp. (South
   Bronx Cooperatives), 8.1s, 2023                             $  580        $   603,119
--------------------------------------------------        -----------        -----------
Sales and Excise Tax Revenue - 0.6%
  Municipal Assistance Corp., City of Troy, MBIA,
   0s, 2019                                                    $1,935        $   514,729
  Municipal Assistance Corp., City of Troy, MBIA,
   0s, 2020                                                     1,690            436,392
                                                                             -----------
                                                                             $   951,121
--------------------------------------------------        -----------        -----------
Single Family Housing Revenue - 4.0%
  New York Mortgage Agency Rev., 7.375s, 2011                  $1,295        $ 1,359,387
  New York Mortgage Agency Rev., 8.05s, 2011                      135            139,444
  New York Mortgage Agency Rev., 6.45s, 2017                    2,355          2,448,376
  New York Mortgage Agency Rev., 8.05s, 2021                      320            334,765
  New York Mortgage Agency Rev., 8.05s, 2022                      555            588,056
  New York Mortgage Agency Rev., 7.75s, 2023                      995          1,049,954
                                                                             -----------
                                                                             $ 5,919,982
--------------------------------------------------        -----------        -----------
Turnpike Revenue - 6.3%
  Triborough Bridge & Tunnel Authority, NY, 5.5s,
                                              2017             $8,000        $ 7,791,760
  Triborough Bridge & Tunnel Authority, NY, MBIA,
   0s, 2017                                                     2,035            636,894
  Virgin Islands Public Finance Authority, Highway
   Rev., 7.7s, 2004                                               800            856,800
                                                                             -----------
                                                                             $ 9,285,454
--------------------------------------------------        -----------        -----------
Universities - 4.7%
  Hempstead Town, NY, Civic Facilities Rev
   (Hofstra University), MBIA, 5.8s, 2015                      $1,500        $ 1,504,110
  Islip, NY, Community Development Agency Rev
   (New York Institute of Technology), 7.5s, 2026               2,000          2,044,160
  New York Dormitory Authority Rev. (Cornell
   University), 7.375s, 2020                                    1,500          1,627,095
  New York Dormitory Authority Rev. (Ithaca
   College), AMBAC, 5s, 2013                                    1,895          1,756,930
                                                                             -----------
                                                                             $ 6,932,295
--------------------------------------------------        -----------        -----------
Water and Sewer Utility Revenue - 14.2%
  Buffalo, NY, Municipal Water Authority, FGIC,
   5s, 2025                                                    $1,000        $   881,860
  New York Environmental Facilities Corp. AMBAC,
   6.25s, 2012                                                  1,500          1,602,465
  New York Enviromental Facilities Corp.,
   Pollution Control Rev., 5.75s, 2010                          3,235          3,342,725
  New York Environmental Facilities Corp.,
   Pollution Control Rev., 6.875s, 2010                         2,000          2,178,240
  New York Environmental Facilities Corp.,
   Pollution Control Rev., 5.75s, 2012                          1,100          1,118,403
  New York Environmental Facilities Corp., Water
   Facilities Rev., 8.85s, 2015                                 2,500          2,750,500
  New York, NY, Municipal Water & Sewer Finance
   Authority, 6s, 2010                                            620            647,987
  New York, NY, Municipal Water & Sewer Finance
   Authority, 7.1s, 2012                                        2,000          2,170,760
  New York, NY, Municipal Water & Sewer Finance
   Authority, 7s, 2015                                            745            804,347
  New York, NY, Municipal Water & Sewer Finance
   Authority, 7.6s, 2020                                          470            504,897
  New York, NY, Municipal Water & Sewer Finance
   Authority, 5.5s, 2023                                        1,500          1,382,790
  Suffolk County, NY Water Authority, MBIA, 5.1s,
   2012                                                         1,895          1,818,973
  Suffolk County, NY Water Authority, MBIA, 5.1s,
   2013                                                         2,000          1,906,220
                                                                             -----------
                                                                             $21,110,167
--------------------------------------------------        -----------        -----------
Other - 2.7%
  Dutchess, NY, Industrial Development Agency,
   8.625s, 2016                                                $1,105        $ 1,169,897
  New York City Industrial Development Civic
   (YMCA), 5.8s, 2016                                           1,500          1,429,050
  New York City Trust Cultural Resources (Museum
   of Modern Art), AMBAC, 5.5s, 2021                            1,500          1,427,355
                                                          ------------
                                                                             $ 4,026,302
--------------------------------------------------------------------        ------------
Total Municipal Bonds (Identified Cost, $137,682,657)                       $144,097,089
                                                                            ------------
                                                         Shares
--------------------------------------------------------------------        ------------
Rights - 0.3%
--------------------------------------------------------------------        ------------
  Georgia Municipal Electric Authority, due 2016                1,000        $    17,906
  North Carolina Eastern Power Agency, due 2018                 5,000            140,400
  State of New Jersey, "D", due 2013                            2,000            291,000
--------------------------------------------------------------------        ------------
Total Rights (Identified Cost, $400,200)                                     $   449,306
--------------------------------------------------------------------        ------------
                                                    Principal Amount
                                                       (000 Omitted)
--------------------------------------------------------------------        ------------
Floating Rate Demand Note - 0.8%
----------------------------------------------------------------------------------------
  New York City Municipal Water Finance Authority,
   due 06/15/23, at Identified Cost                       $     1,200        $ 1,200,000
---------------------------------------------------------------------        ------------
Total Investments (Identified Cost, $139,282,857 )                          $145,746,395
Other Assets, Less Liabilities - 1.7%                                          2,565,387
----------------------------------------------------------------------------------------
Net assets - 100.0%                                                         $148,311,782
                                                                            ------------
See portfolio footnotes and notes to financial statements

                                                                           15-NY

Portfolio of Investments - March 31, 1997

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Municipal Bonds - 97.9%
--------------------------------------------------------------------------------

                                                     Principal Amount
Issuer                                                 (000 Omitted)        Value
---------------------------------------------------- ----------------  ---------------
General Obligation - 6.0%
  Charlotte, NC, Water and Sewer, 5.8s, 2013              $ 1,780        $ 1,837,245
  Charlotte, NC, Water and Sewer, 5.8s, 2014                5,050          5,197,763
  Charlotte, NC, Water and Sewer, 5.6s, 2017                2,035          2,022,505
  Charlotte, NC, Water and Sewer, 5.9s, 2019                2,820          2,893,940
  Durham, NC, 5.9s, 2013                                    2,400          2,488,680
  Durham, NC, 5.9s, 2014                                    2,400          2,480,904
  Hertford County, NC, 9.5s, 2000                             100            101,963
  Hertford County, NC, 9.5s, 2001                             100            102,822
  Hertford County, NC, 9.5s, 2002                             100            102,395
  North Carolina Capital Improvement,
   5.1s, 2015                                               8,875          8,389,005
                                                                       ---------------
                                                                         $25,617,222
---------------------------------------------------------------------  ---------------
State and Local Appropriation - 8.5%
  Charlotte, NC, Certificates of Participation
   (Convention Facilities Project), AMBAC,
   0s, 2004                                               $ 3,435        $ 2,303,373
  Charlotte, NC, Certificates of Participation
   (Convention Facilities Project), AMBAC,
   0s, 2005                                                 4,810          3,036,120
  Charlotte, NC, Certificates of Participation
   (Convention Facilities Project), AMBAC,
   0s, 2006                                                 1,075            640,496
  Charlotte, NC, Certificates of Participation
   (Convention Facilities Project), AMBAC,
   0s, 2008                                                 3,000          1,578,900
  Cumberland County, NC, Certificates of
   Participation (Civic Center), AMBAC, 6.375s,
   2010                                                     1,100          1,180,146
  Cumberland County, NC, Certificates of
   Participation (Civic Center), AMBAC,
   0s, 2011                                                   425            185,109
  Cumberland County, NC, Certificates of
   Participation (Civic Center), AMBAC,
   0s, 2013                                                 1,000            380,140
  Dare County, NC, MBIA, 6.6s, 2006                         2,100          2,244,501
  Durham, NC, Certificates of Participation
   (Hospital and Office Facilities), 5.875s, 2009           1,460          1,500,237
  Durham, NC, Certificates of Participation (New
   Durham Corp.), 6.875s, 2009                              1,750          1,890,910
  Fayetteville, NC, Finance Corp. (Municipal
   Building), MBIA, 5.625s, 2018                              310            301,249
  Franklin County, NC, Certificates of Participation
   (Jail and School), FGIC,
   6.625s, 2014                                             2,000          2,138,220
  Greensboro, NC, Certificates of Participation
   (Coliseum Arena Project), 6.25s, 2011                    2,180          2,254,665
  Harnett County, NC, Certificates of Participation,
   AMBAC, 6.2s, 2006                                        1,000          1,066,020
  Harnett County, NC, Certificates of Participation,
   AMBAC, 6.2s, 2009                                        1,500          1,570,140
  Pasquotank County, NC, Certificates of
   Participation, MBIA, 5s, 2015+                           1,500          1,362,780
  Puerto Rico Housing, Bank and Finance Agency,
   7.5s, 2006                                               7,000          7,890,330
  Puerto Rico Public Buildings Authority,
   5.5s, 2007                                               2,550          2,572,440
  Scotland County, NC, Certificates of Participation
   (Jail/Courthouse Project), FSA, 6.75s, 2011              1,000          1,063,200
  Union County, NC, Certificates of Participation,
   AMBAC, 6.375s, 2012                                      1,000          1,056,720
                                                                       ---------------
                                                                         $36,215,696
---------------------------------------------------------------------  ---------------
Refunded and Special Obligations - 14.0%
  Chapel Hill, NC, Parking Facilities Rev. (Rosemary
   Street Project), 8.125s, 2000                          $ 1,630        $ 1,841,330
  Chapel Hill, NC, Parking Facilities Rev. (Rosemary
   Street Project), 8.25s, 2000                             3,305          3,747,242
  Charlotte, NC, Certificates of Participation
   (Convention Facilities Project), AMBAC, 6.75s,
   2021                                                     4,250          4,673,342
  Craven, NC, Regional Medical Authority, MBIA,
   7.2s, 2000                                               1,500          1,648,620
  Dare County, NC, School Bonds, MBIA,
   6.9s, 2000                                                 800            862,888
  Dare County, NC, School Bonds, MBIA,
   6.9s, 2000                                                 800            862,888
  Dare County, NC, School Bonds, MBIA,
   6.9s, 2000                                                 500            539,305
  Fayetteville, NC, Public Works Rev., FGIC, 7s,
   2000                                                     2,000          2,162,600
  Greensboro, NC, 6.3s, 2011                                4,165          4,495,493
  North Carolina Eastern Municipal Power Agency,
   7.75s, 1999                                              2,900          3,115,876
  North Carolina Eastern Municipal Power Agency,
   7.5s, 2010                                               2,595          3,044,143
  North Carolina Eastern Municipal Power Agency, 5s,
   2017                                                     9,010          8,256,133
  North Carolina Medical Care Commission, Hospital
   Rev. (Gaston Health Care),
   7.25s, 1999                                              1,400          1,495,676
  North Carolina Medical Care Commission, Hospital
   Rev. (Gaston Health Care), 0s, 2007                        500            266,425
  North Carolina Medical Care Commission, Hospital
   Rev. (Mercy Hospital), 6.5s, 2015                        1,000          1,063,570
  North Carolina Medical Care Commission, Hospital
   Rev. (Presbyterian Health),
   7.3s, 2000                                               1,000          1,102,270
  North Carolina Medical Care Commission, Hospital
   Rev. (Presbyterian Health),
   7.375s, 2000                                            12,315         13,604,011
  Pender County, NC, Certificates of Participation
   (Pender County Prison),
   7.6s, 2001                                               1,900          2,131,059
  Pender County, NC, Certificates of Participation
   (Pender County Prison),
   7.7s, 2001                                               1,000          1,125,340
  Pitt County, NC, Hospital Rev. (Pitt Memorial
   Hospital), MBIA, 6.75s, 2001                             2,800          3,085,096
                                                                       ---------------
                                                                         $59,123,307
---------------------------------------------------------------------  ---------------
Airport and Port Revenue - 1.2%
  Puerto Rico Ports Authority (American Airlines),
   6.25s, 2026                                            $ 5,075        $ 5,094,183
---------------------------------------------------------------------  ---------------
Electric and Gas Utility Revenue - 16.6%
  Lincolnton, NC, Enterprise Systems, MBIA, 5.375s,
   2021                                                   $   750        $   703,320
  New Hanover County, NC, Industrial Facilities Rev.
   (Carolina Power and Light Co.), 6.9s, 2009               1,000          1,056,010
  North Carolina Eastern Municipal Power Agency,
   AMBAC, 6s, 2018                                         14,245         14,532,179
  North Carolina Eastern Municipal Power Agency,
   MBIA, 7s, 2007                                           5,000          5,670,300
  North Carolina Eastern Municipal Power, MBIA,
   7.25s, 2007                                              5,000          5,723,650
  North Carolina Eastern Municipal Power, MBIA,
   7.5s, 2010                                               3,005          3,543,256

16-NC

Portfolio of Investments - continued

Municipal Bonds - continued
---------------------------------------------------------------------- ---------------
Electric and Gas Utility Revenue - continued
  North Carolina Municipal Power Agency,
   No. 1, Catawba Electric Rev., AMBAC,
   7.625s, 2014                                           $   180        $   187,076
  North Carolina Municipal Power Agency, No. 1,
   Catawba Electric Rev., FSA, 6.2s, 2018                   4,300          4,408,317
  North Carolina Municipal Power Agency, No. 1,
   Catawba Electric Rev., MBIA, 0s, 2008                   10,150          5,647,460
  North Carolina Municipal Power Agency, No. 1,
   Catawba Electric Rev., MBIA, 0s, 2009                   10,000          5,209,000
  North Carolina Municipal Power Agency, No. 1,
   Catawba Electric Rev., MBIA, 6s, 2011                    8,000          8,324,320
  North Carolina Municipal Power Agency,
   No. 1, Catawba Electric Rev., MBIA,
   6.97s, 2012++++                                          9,000          8,322,570
  Puerto Rico Electric Power Authority Rev., FSA,
   6s, 2016                                                 5,000          5,103,450
  Wake County, NC, Industrial Facilities Rev.
   (Carolina Power and Light), 6.9s, 2009                   2,000          2,134,340
                                                                       ---------------
                                                                         $70,565,248
---------------------------------------------------------------------  ---------------
Health Care Revenue - 20.0%
  North Carolina Medical Care Commission, Hospital
   Rev. (Carolina Medicorp), 6s, 2021                     $19,000        $19,067,070
  North Carolina Medical Care Commission, Hospital
   Rev. (Duke University), 5.25s, 2021                     10,000          9,142,800
  North Carolina Medical Care Commission, Hospital
   Rev. (Gaston Health Care), 5.5s, 2015                    8,040          7,735,766
  North Carolina Medical Care Commission, Hospital
   Rev. (Gaston Health Care), 5.5s, 2019                    8,000          7,589,040
  North Carolina Medical Care Commission, Hospital
   Rev. (Halifax Memorial), 6.75s, 2014                     1,355          1,377,385
  North Carolina Medical Care Commission, Hospital
   Rev. (Halifax Memorial), 6.75s, 2024                     4,500          4,558,545
  North Carolina Medical Care Commission, Hospital
   Rev. (Moore Memorial Hospital), 9.1s, 1999                 800            825,736
  North Carolina Medical Care Commission, Hospital
   Rev. (Rex Hospital), 6.25s, 2017                         6,850          7,043,786
  North Carolina Medical Care Commission, Hospital
   Rev. (Valdese General), 8.75s, 2016                      5,475          6,103,147
  North Carolina Medical Care Commission, Hospital
   Rev. (Well Spring Retirement), 6.25s, 2017               2,500          2,427,175
  North Carolina Medical Care Commission, Hospital
   Rev. (Well Spring Retirement), 6.25s, 2021               2,500          2,406,625
  Northern Hospital District, Surry County, NC,
   Health Care Facilities Rev., 7.875s, 2021                4,530          4,796,908
  Pitt County, NC, Hospital Rev. (Memorial
   Hospital), 5.25s, 2021                                   8,050          7,285,894
  University of North Carolina, Chapel Hill,
   Hospital Rev. (University Hospital), 5.25s, 2026         5,000          4,558,400
                                                                       ---------------
                                                                         $84,918,277
---------------------------------------------------------------------  ---------------
Industrial Revenue (Corporate Guarantee) - 10.0%
  Chatham County, NC, Industrial Facilities and
   Pollution Control (Weyerhaeuser), 9s, 2006             $ 1,260        $ 1,278,157
  Columbus County, NC, Industrial Facilities and
   Pollution Control (International Paper), 5.8s,
   2016                                                     4,000          3,866,600
  Gaston County, NC, Industrial Facilities and
   Pollution Control Finance Authority (Combustion
   Engineering, Inc.), 8.85s, 2015                        $ 1,000        $ 1,120,900
  Halifax County, NC, Industrial Facilities and
   Pollution Control Finance Authority (Champion
   International Corp.), 8.15s, 2019                        1,500          1,611,300
  Haywood County, NC, Industrial Facilities and
   Pollution Control Finance Authority (Champion
   International Corp.), 8.1s, 2009                         2,500          2,673,825
  Haywood County, NC, Industrial Facilities and
   Pollution Control Finance Authority (Champion
   International Corp.), 5.75s, 2025                       11,500         10,736,745
  Martin County, NC, Industrial Facilities and
   Pollution Control Finance Authority
   (Weyerhaeuser Co.), 7.25s, 2014                          7,000          7,589,610
  Martin County, NC, Industrial Facilities and
   Pollution Control Finance Authority
   (Weyerhaeuser Co.), 6.8s, 2024                           7,500          7,998,825
  Mecklenburg County, NC, Industrial Facilities and
   Pollution Control Finance Authority (Precision
   Steel), 7.75s, 2014                                      2,600          2,791,724
  Surry County, NC, Industrial Facilities and
   Pollution Control Finance Authority
   (Weyerhaeuser Co.), 9.25s, 2002                          1,500          1,733,580
  Wake County, NC, Industrial Facilities and
   Pollution Control Finance Authority
   (Mallinkcodt), 6.75s, 2012                               1,100          1,152,602
                                                                       ---------------
                                                                         $42,553,868
---------------------------------------------------------------------  ---------------
Insured Health Care Revenue - 2.7%
  Cumberland County, NC, Hospital Facilities Rev.
   (Cumberland County Hospital), MBIA, 0s, 2009           $ 1,800        $   883,134
  Cumberland County, NC, Hospital Facilities Rev.
   (Cumberland County Hospital), MBIA, 6s, 2021             4,000          4,037,240
  New Hanover County, NC, Hospital Facilities Rev.
   (New Hanover Regional Medical Center), AMBAC,
   5.75s, 2026                                              4,625          4,522,741
  North Carolina Medical Care Commission, Hospital
   Rev. (Wilson Memorial Hospital), AMBAC, 0s, 2013         1,000            381,980
  North Carolina Medical Care Commission, Hospital
   Rev. (Wilson Memorial Hospital), AMBAC, 0s, 2014         3,055          1,101,144
  North Carolina Medical Care Commission, Hospital
   Rev. (Wilson Memorial Hospital), AMBAC, 0s, 2015         1,140            384,226
                                                                       ---------------
                                                                         $11,310,465
---------------------------------------------------------------------  ---------------
Multi-Family Housing Revenue - 4.1%
  Asheville, NC, Housing Authority (Asheville
   Terrace Apartments), 7.1s, 2011                        $ 5,000        $ 5,222,750
  North Carolina Housing Finance Agency, FHA, 6.9s,
   2024                                                     4,880          5,122,146
  North Carolina Housing Finance Agency, FHA, 6.05s,
   2028                                                     5,000          5,018,300
  Salisbury, NC, Housing Corp. (Yadkin Senior
   Citizens), FNMA, 6.75s, 2022                             2,100          2,131,248
                                                                       ---------------
                                                                         $17,494,444
---------------------------------------------------------------------  ---------------

                                                                           17-NC

Portfolio of Investments - continued

Municipal Bonds - continued
---------------------------------------------------------------------- ---------------
Single Family Housing Revenue - 4.0%
  North Carolina Housing Finance Agency,
   6.7s, 2018                                             $ 1,785       $  1,859,702
  North Carolina Housing Finance Agency, 8.125s,
   2019                                                     1,745          1,800,055
  North Carolina Housing Finance Agency,
   7.7s, 2021                                               2,215          2,280,542
  North Carolina Housing Finance Agency,
   7.8s, 2021                                               2,100          2,158,506
  North Carolina Housing Finance Agency, 7.85s, 2028        5,640          5,842,983
  North Carolina Housing Finance Agency,
   7.6s, 2032                                               2,780          2,881,915
                                                                       ---------------
                                                                        $ 16,823,703
---------------------------------------------------------------------  ---------------
Solid Waste Revenue - 0.3%
  Iredell, NC, Solid Waste Systems Rev.,
   6.25s, 2012                                            $ 1,250       $  1,272,000
---------------------------------------------------------------------  ---------------
Turnpike Revenue - 0.6%
  Puerto Rico Highway and Transportation Authority
   Rev., 6.523s, 2007++++                                 $ 2,750       $  2,735,535
---------------------------------------------------------------------  ---------------
Universities - 5.9%
  Appalachian State University, NC, MBIA, 6.1s, 2014      $ 1,140       $  1,173,003
  Appalachian State University, NC, MBIA, 6.125s,
   2019                                                     4,370          4,479,206
  North Carolina Education Facilities Finance Agency
   (Duke University), 6.75s, 2021                          11,500         12,437,135
  University of North Carolina (Centennial Campus),
   MBIA, 5.125s, 2016                                       1,810          1,665,218
  University of North Carolina (Chapel Hill),
   0s, 2012                                                 9,105          3,575,352
  University of North Carolina (Chapel Hill),
   0s, 2013                                                 4,285          1,564,839
                                                                       ---------------
                                                                        $ 24,894,753
---------------------------------------------------------------------  ---------------
Water and Sewer Utility Revenue - 3.9%
  Asheville, NC, Water and Sewer Systems Rev., FGIC,
   5.7s, 2025                                             $ 2,500       $  2,445,050
  Charlotte, NC, Water and Sewer Systems Rev.,
   5.25s, 2021                                              3,000          2,766,120
  Kanapolis, NC, Certificates of Participation,
   MBIA, 7.375s, 2010                                       5,000          5,333,050
  Raleigh, NC, Water and Sewer Systems Rev., 5.125s,
   2022                                                     2,000          1,807,180
  Winston-Salem, NC, Water and Sewer Systems Rev.,
   6.25s, 2012                                              4,000          4,134,120
                                                                       ---------------
                                                                        $ 16,485,520
---------------------------------------------------------------------  ---------------
Total Municipal Bonds (Identified cost, $395,567,120)                   $415,104,221
---------------------------------------------------------------------- ---------------
Floating Rate Demand Notes - 0.6%
--------------------------------------------------------------------------------------
  Uinta County, WY, Pollution Control Rev.
   (Chevron), due 8/15/00                                 $   700       $    700,000
  Uinta County, WY, Pollution Control Rev.
   (Chevron), due 12/01/22                                  2,000          2,000,000
---------------------------------------------------------------------  ---------------
Total Floating Rate Demand Notes, at Identified Cost                    $  2,700,000
---------------------------------------------------------------------  ---------------
Total Investments (Identified Cost, $398,267,120)                       $417,804,221
Other Assets, Less Liabilities - 1.5%                                      6,131,119
---------------------------------------------------------------------  ---------------
Net assets - 100.0%                                                     $423,935,340
---------------------------------------------------------------------- ---------------
See portfolio footnotes and notes to financial statements

Portfolio of Investments - March 31, 1997

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Municipal Bonds - 93.8%
--------------------------------------------------------------------------------

                                                     Principal Amount
Issuer                                                 (000 Omitted)       Value
---------------------------------------------------- ----------------  --------------
General Obligation - 13.0%
  Beaver County, PA, MBIA, 5.75s, 2015                    $  250         $  249,553
  Central Greene, PA, School District, AMBAC, 5.25s,
   2024                                                      750            692,250
  Chester County, PA, 5.65s, 2011                            500            506,495
  Commonwealth of Puerto Rico, 6.35s, 2010                 1,350          1,419,457
  Dauphin County, PA, General Authority Rev., 5.8s,
   2026                                                      400            386,340
  Dauphin County, PA, General Authority Rev., MBIA,
   0s, 2020                                                  240             59,815
  Delaware County, PA, 5.125s, 2016                          500            464,465
  Greene County, PA, 6s, 2010                                100             99,944
  Northeastern York County, PA, School District,
   FGIC, 0s, 2012                                            415            176,151
  Oley Valley, PA, School District, AMBAC,
   0s, 2011                                                  810            365,350
  Southeastern Area, PA, Special Schools Authority
   Rev., 0s, 2007                                            360            201,395
  State of Pennsylvania, 6.25s, 2010                         300            325,497
  Valley View, PA, School District, FGIC,
   5.5s, 2014                                                500            486,605
                                                                       --------------
                                                                         $5,433,317
---------------------------------------------------------------------  --------------
State and Local Appropriation - 2.1%
  Philadelphia, PA, Municipal Authority Rev.
   (Justice Lease), 8.625s, 2016                          $  345         $  381,711
  State of Pennsylvania, Certificates of
   Participation, AMBAC, 5.4s, 2009                          500            500,645
                                                                       --------------
                                                                         $  882,356
---------------------------------------------------------------------  --------------
Refunded and Special Obligations - 12.8%
  Allegheny County, PA, Sanitation Authority, FGIC,
   7.45s, 1999                                            $  200         $  212,088
  Allegheny County, PA, Sanitation Authority, ETM,
   0s, 2014                                                2,835          1,047,136
  Bethlehem, PA, Water Authority Rev., MBIA, 6.1s,
   2002                                                      500            529,620
  Philadelphia, PA, Gas Works Rev., ETM, 6s, 2013          1,645          1,702,871
  Philadelphia, PA, Hospital and Higher Educational
   Facilities, 7.25s, 2001                                   500            554,155
  Puerto Rico Highways and Transportation Authority
   Rev., 6.5s, 2002                                          250            273,250
  Schuylkill County, PA, Redevelopment Authority
   Rev., FGIC, 7s, 2007                                      300            329,151
  Westmoreland County, PA, FGIC, ETM,
   0s, 2018                                                1,000            290,450
  Westmoreland County, PA, MBIA, ETM, 5.25s, 2009            400            395,888
                                                                       --------------
                                                                         $5,334,609
---------------------------------------------------------------------  --------------
Airport and Port Revenue - 1.8%
  Allegheny County, PA, Airport Rev. (Greater
   Pittsburgh), FGIC, 7.75s, 2019                         $  750         $  768,120
---------------------------------------------------------------------  --------------
Electric and Gas Utility Revenue - 4.4%
  Luzerne County, PA, Industrial Development
   Authority, 6.05s, 2019                                 $  300         $  289,710
  Luzerne County, PA, Industrial Development
   Authority, AMBAC, 7.2s, 2017                              500            549,385
  Philadelphia, PA, Gas Works Rev.,
   6.375s, 2014                                              750            764,610
  Philadelphia, PA, Gas Works Rev.,
   5.25s, 2015                                               250            226,410
                                                                       --------------
                                                                         $1,830,115
---------------------------------------------------------------------  --------------

18-PA

Portfolio of Investments - continued

Municipal Bonds - continued
---------------------------------------------------------------------- --------------
Health Care Revenue - 10.3%
  Butler County, PA, Industrial Development
   Authority (Sherwood Oaks), 5.75s, 2011                 $  400         $  379,624
  Chester County, PA, Health and Education (Main
   Line), 5.5s, 2015                                         335            317,915
  Cumberland County, PA, Municipal Refunding
   (Carlisle Hospital), 6.8s, 2023                           500            511,815
  Montgomery County, PA, Industrial Development
   Authority, Health Facilities Rev. (AHF/Ambler),
   8.5s, 2023                                                210            212,638
  Pennsylvania Higher Education Rev., 5.7s, 2011             550            551,199
  Philadelphia, PA, Health and Educational
   Facilities Authority (Children's Hospital),
   5.375s, 2014                                              500            477,075
  Philadelphia, PA, Health and Educational
   Facilities Authority (Jeans Health),
   6.6s, 2010                                                500            516,575
  Philadelphia, PA, Health and Educational
   Facilities Authority (Temple University),
   6.625s, 2023                                              250            254,857
  Philadelphia, PA, Hospitals and Higher Educational
   Facilities Authority (Graduate Health), 6.25s,
   2018                                                      300            288,300
  Scranton-Lackawanna, PA (Allied Health), 7.125s,
   2005                                                      500            530,755
  Union County, PA, Hospital Authority Rev.
   (Evangelical Community Hospital),
   5.875s, 2023                                              300            275,046
                                                                       --------------
                                                                         $4,315,799
---------------------------------------------------------------------  --------------
Industrial Revenue (Corporate Guarantee) - 5.1%
  Erie County, PA, Industrial Development Authority,
   Environmental Improvement (International Paper),
   7.625s, 2018                                           $  250         $  278,132
  Hampden, PA, Industrial Development Authority
   (Kmart), 5.75s, 2008                                      250            240,338
  New Morgan, PA, Industrial Development Authority
   (Browning Ferris Co.), 6.5s, 2019                         500            512,435
  Northampton County, PA, Industrial Development
   Authority (Bethlehem Steel), 7.55s, 2017                  800            838,304
  Pennsylvania Economic Development Authority
   (MacMillan Bloedel), 7.6s, 2020                           250            276,008
                                                                       --------------
                                                                         $2,145,217
---------------------------------------------------------------------  --------------
Insured Health Care Revenue - 11.3%
  Allegheny County, PA, Hospital Authority (Magee
   Women's), FGIC, 0s, 2015                               $1,000         $  329,060
  Allegheny County, PA, Hospital Authority (South
   Hills Health System), MBIA,
   5.8s, 2016                                                500            493,665
  Allegheny County, PA, Hospital Authority
   (University of Pittsburgh), MBIA,
   5.35s, 2015                                               400            376,932
  Blair County, PA, Hospital Authority (Altoona),
   AMBAC, 5.5s, 2008                                         470            474,080
  Dauphin County, PA, General Authority Hospital
   Rev. (Hapsco Project), MBIA,
   5.8s, 2002                                                355            369,477
  Dauphin County, PA, General Authority Hospital
   Rev. (Hapsco Project), MBIA,
   5.5s, 2013                                              1,000            967,360
  Delaware County, PA, Hospital Rev. (Crozer
   Chester), MBIA, 5.3s, 2020                                500            459,505
  Doylestown, PA, Hospital Authority Rev., AMBAC,
   5s, 2023                                               $  500         $  439,635
  Lancaster County, PA, Hospital Rev. (Masonic),
   AMBAC, 5s, 2020                                           400            353,908
  Lehigh County, PA, Hospital Rev. (Lehigh Valley),
   MBIA, 7s, 2016                                            250            283,852
  Sayre, PA, Health Care Facilities (VHA, PA),
   AMBAC, 6.375s, 2022                                       160            165,352
                                                                       --------------
                                                                         $4,712,826
---------------------------------------------------------------------  --------------
Multi-Family Housing Revenue - 0.6%
  Montgomery County, PA, Redevelopment Authority
   (KBF Associates), 6.5s, 2025                           $  250         $  245,215
---------------------------------------------------------------------  --------------
Sales and Excise Tax Revenue - 3.5%
  Puerto Rico Highway & Transportation Authority,
   5.5s, 2008                                             $  500         $  488,420
  Puerto Rico Highway & Transportation Authority,
   5.5s, 2013                                                500            489,860
  Puerto Rico Highway & Transportation Authority,
   5.5s, 2015                                                500            495,915
                                                                       --------------
                                                                         $1,474,195
---------------------------------------------------------------------  --------------
Single Family Housing Revenue - 8.0%
  Pennsylvania Housing Finance Agency, 6.75s, 2014        $  500         $  521,540
  Pennsylvania Housing Finance Agency, 6.4s, 2016            500            513,890
  Pennsylvania Housing Finance Agency, 6.65s, 2021           250            258,415
  Pennsylvania Housing Finance Agency, 6.125s, 2024          480            482,587
  Pennslyvania Housing Finance Agency, FHA, VA,
   5.75s, 2013                                             1,000            995,490
  Philadelphia, PA, Redevelopment Authority, 6.1s,
   2010                                                      200            198,382
  Pittsburgh, PA, Urban Development Corp., 5.5s,
   2010                                                      400            386,780
                                                                       --------------
                                                                         $3,357,084
---------------------------------------------------------------------  --------------
Solid Waste Revenue - 2.3%
  Harrisburg, PA, 5.875s, 2021                            $1,000         $  962,910
---------------------------------------------------------------------  --------------
Turnpike Revenue - 2.5%
  Delaware River Junction, Toll Bridge (Pennsylvania
   Bridge), FGIC, 6.25s, 2012                             $1,000         $1,035,630
---------------------------------------------------------------------  --------------
Universities - 3.2%
  Cumberland County, PA, Municipal Authority
   (Messiah College), AMBAC, 5.125s, 2015                 $  300         $  277,476
  Pennsylvania Higher Education Facilities Authority
   Rev. (Thomas Jefferson University), 6s, 2019              625            628,013
  Pennsylvania Higher Education Facilities Authority
   Rev. (University of Pennsylvania), 7s, 2008               400            447,320
                                                                       --------------
                                                                         $1,352,809
---------------------------------------------------------------------  --------------
Water and Sewer Utility Revenue - 7.0%
  Lancaster, PA, Sewer Authority, FGIC,
   6.85s, 2011                                            $  250         $  255,500
  Meadville, PA, Area Water Authority, FSA, 5.125s,
   2014                                                      250            232,455
  Philadelphia, PA, Water Rev., 5.75s, 2013                  275            264,465
  Philadelphia, PA, Water Rev., FSA,
   5.75s, 2013                                               300            298,344
  Philadelphia, PA, Water Rev., MBIA,
   5.5s, 2014                                              1,000            967,200
  West View, PA, Water Rev., FGIC,
   5.15s, 2017                                             1,000            926,760
                                                                       --------------
                                                                         $2,944,724
---------------------------------------------------------------------  --------------

                                                                           19-PA

Portfolio of Investments - continued

Municipal Bonds - continued
---------------------------------------------------------------------- --------------
Other - 5.9%
  Pennsylvania Convention Center Rev.,
   6.75s, 2019                                            $  250        $   265,277
  Pennsylvania Finance Authority Rev.,
   6.6s, 2009                                                900            950,049
  Pennsylvania Industrial Development Authority,
   AMBAC, 7s, 2007                                           300            340,218
  Pennsylvania Industrial Development Authority,
   AMBAC, 5.8s, 2009                                         400            412,892
  Philadelphia, PA, Industrial Development Authority
   Lease, MBIA, 5.35s, 2012                                  500            482,920
                                                                       --------------
                                                                        $ 2,451,356
---------------------------------------------------------------------  --------------
Total Municipal Bonds (Identified Cost, $38,851,870)                    $39,246,282
---------------------------------------------------------------------- --------------
Floating Rate Demand Note - 2.4%
-------------------------------------------------------------------------------------
  Allegheny County, due 3/01/20,
   at Identified Cost                                     $1,000        $ 1,000,000
---------------------------------------------------------------------  --------------
Total Investments (Identified Cost, $39,851,870)                        $40,246,282
Other Assets, Less Liabilities - 3.8%                                     1,585,108
---------------------------------------------------------------------- --------------
Net assets - 100.0%                                                     $41,831,390
---------------------------------------------------------------------- --------------
See portfolio footnotes and notes to financial statements

Portfolio of Investments - March 31, 1997

MFS SOUTH CAROLINA MUNICIPAL BOND FUND
Municipal Bonds - 97.4%
--------------------------------------------------------------------------------

                                                   Principal Amount
Issuer                                               (000 Omitted)       Value
-------------------------------------------------- ----------------  ---------------
General Obligation - 3.2%
  Charleston County, SC, 5.5s, 2014###                  $1,250        $ 1,234,450
  Commonwealth of Puerto Rico, 5.4s, 2025                1,500          1,381,935
  Puerto Rico Public Buildings Authority,
   5.7s, 2009                                            1,000          1,018,980
  Richland County, SC, School District No. 1, 5s,
   2016                                                  1,975          1,800,529
                                                                     ---------------
                                                                      $ 5,435,894
-------------------------------------------------- ----------------  ---------------
State and Local Appropriation - 7.5%
  Berkeley County, SC, School District, AMBAC,
   6.3s, 2016                                           $1,800        $ 1,881,828
  Greenville County, SC, Certificates of
   Participation (Courthouse & Detention Center),
   AMBAC, 5.7s, 2017                                     1,750          1,701,018
  Greenville County, SC, Certificates of
   Participation (Greenville Technical College),
   AMBAC, 5.9s, 2019                                       850            845,818
  Hilton Head Island, SC, Public Finance Corp.,
   Certificates of Participation, AMBAC, 5.75s,
   2014                                                  1,750          1,740,217
  Lexington County, SC, School District No. 1,
   Certificates of Participation (Gilbert Middle
   School), MBIA, 6.65s, 2012                            1,000          1,050,510
  Myrtle Beach, SC, Public Finance Corp.,
   Certificates of Participation (Convention
   Center), 6.875s, 2017                                 2,500          2,574,525
  Puerto Rico Public Buildings Authority,
   5.5s, 2021                                            1,000            947,410
  Williamsburg County, SC, School District Public
   Facilities Corp., Certificates of
   Participation, 7.5s, 2006                               175            177,229
  Williamsburg County, SC, School District Public
   Facilities Corp., Certificates of
   Participation, 7.5s, 2007                               190            192,421
  Williamsburg County, SC, School District Public
   Facilities Corp., Certificates of
   Participation, 7.5s, 2008                            $  205        $   207,612
  Williamsburg County, SC, School District Public
   Facilities Corp., Certificates of
   Participation, 7.5s, 2009                               220            222,266
  Williamsburg County, SC, School District Public
   Facilities Corp., Certificates of
   Participation, 7.5s, 2012                               270            271,474
  Williamsburg County, SC, School District Public
   Facilities Corp., Certificates of
   Participation, 7.5s, 2014                               315            316,720
  Williamsburg County, SC, School District Public
   Facilities Corp., Certificates of
   Participation, 7.5s, 2018                               635            638,467
                                                                     ---------------
                                                                      $12,767,515
-------------------------------------------------- ----------------  ---------------
Refunded and Special Obligations - 20.2%
  Calhoun, SC, Solid Waste Disposal Rev. (Eastman
   Kodak), 6.75s, 2017                                  $1,000        $ 1,110,510
  Charlestown County, SC, Alumax Project, 6.5s,
   2001                                                  1,315          1,420,923
  Charlestown County, SC, Certificates of
   Participation (Charlestown Public Facilities
   Corp.), MBIA, 7.1s, 2001                              2,000          2,209,880
  Columbia, SC, Waterworks & Sewer Rev.,
   0s, 2004                                              1,500          1,073,190
  Columbia, SC, Waterworks & Sewer Rev.,
   0s, 2006                                              2,045          1,302,808
  Commonwealth of Puerto Rico, Public Improvement
   Rev., 6.8s, 2002                                        425            470,386
  Greenville Hospital System, SC, Hospital
   Facilities Rev., "A", FGIC, 7.8s, 1998                1,950          2,064,036
  Greenville Hospital System, SC, Hospital
   Facilities Rev., "B", FGIC, 7.8s, 1998                1,500          1,587,720
  Greenwood County, SC, Hospital Rev. (Self
   Memorial Hospital), BIGI, 8.25s, 1997                   500            520,405
  Laurens, SC, Utility Systems Rev., FGIC, 7.625s,
   1998                                                  1,100          1,161,908
  Lexington County, SC, School District No. 1,
   Certificates of Participation (White Knoll
   Middle School), CGIC, 7.65s, 1999                     1,400          1,508,738
  Myrtle Beach, SC, Water & Sewer Rev., MBIA, 6s,
   2000                                                  1,780          1,845,611
  Myrtle Beach, SC, Water & Sewer Rev., MBIA, 6s,
   2000                                                  1,750          1,814,505
  North Charleston, SC, Sewer Rev., MBIA, 7.75s,
   1998                                                  1,250          1,333,138
  Puerto Rico Aqueduct & Sewer Authority Rev., 9s,
   2005                                                    750            938,078
  Puerto Rico Highway & Transportation Authority,
   Highway Rev., 6.625s, 2002                              300            329,625
  Richland County, SC, 6.25s, 2000                       1,260          1,335,209
  Richland County, SC, Certificates of
   Participation, FGIC, 0s, 2005                         1,160            774,683
  Richland County, SC, Certificates of
   Participation, FGIC, 0s, 2006                         1,160            729,535
  Richland County, SC, Certificates of
   Participation, FGIC, 0s, 2007                         1,160            688,959
  South Carolina Jobs Economic Development
   Authority (Carolina Hospital System Project),
   7.55s, 2002                                           2,000          2,281,960
  South Carolina Public Service Authority (Santee
   Cooper), 6.625s, 2002                                 4,000          4,391,040
  South Carolina Public Service Authority, "C"
   (Santee Cooper), 7.1s, 2001                           1,220          1,349,893

20-SC

Portfolio of Investments - continued

Municipal Bonds - continued
-------------------------------------------------------------------- ---------------
Refunded and Special Obligations - continued
  Spartanburg County, SC, Hospital Facilities Rev.
   (Mary Black Hospital), 8.25s, 1998                   $  500        $   538,205
  St. Andrews, SC, Public Services District, Sewer
   System Rev., FGIC, 7.75s, 2018                        1,000          1,047,470
  York County, SC, School District No. 3,
   7.5s, 1998                                              575            608,344
                                                                     ---------------
                                                                      $34,436,759
-------------------------------------------------- ----------------  ---------------
Airport and Port Revenue - 0.6%
  Richland Lexington, SC, Airport Rev. (Columbia
   Airport), "A", AMBAC,
   5.7s, 2026                                           $1,000        $   953,830
-------------------------------------------------- ----------------  ---------------
Electric and Gas Utility Revenue - 13.1%
  Camden, SC, Public Utility Rev., Refunding &
   Improvement, MBIA, 5.5s, 2017                        $1,500        $ 1,436,760
  Colleton & Dorchester Counties, SC, Pollution
   Control Rev., 6.6s, 2014                              3,000          3,169,890
  Fairfield County, SC, Pollution Control Rev.
   (South Carolina Electric Co.), 6.5s, 2014             1,250          1,322,875
  Oconee County, SC, Pollution Control Rev. (Duke
   Power Co.), 7.5s, 2017                                1,000          1,072,100
  Piedmont Municipal Power Agency, SC, Electric
   Rev., FGIC, 6.25s, 2021                               4,600          4,895,826
  Piedmont Municipal Power Agency, SC, Electric
   Rev., FGIC, 5s, 2022                                  2,300          2,032,004
  Puerto Rico Electric Power Authority, "S", MBIA,
   6.125s, 2008                                          1,025          1,107,748
  Puerto Rico Telephone Authority Rev., AMBAC,
   5.87s, 2004 ss                                        1,000            965,840
  South Carolina Public Service Authority, "A",
   MBIA, 5.75s, 2022                                       500            490,900
  South Carolina Public Service Authority, "B",
   AMBAC, 5.5s, 2023                                     1,000            949,830
  South Carolina Public Service Authority, FGIC,
   5.875s, 2023                                          2,000          1,995,960
  South Carolina Public Service Authority, MBIA,
   7.193s, 2013++++                                      3,000          2,838,810
                                                                     ---------------
                                                                      $22,278,543
-------------------------------------------------- ----------------  ---------------
Health Care Revenue - 7.0%
  Greenville County, SC, First Mortgage Rev.
   (Chestnut Hill), 10.125s, 2016                       $1,895        $ 1,909,212
  Greenville Hospital System, SC, Hospital
   Facilities Rev., 6s, 2020                             5,400          5,453,784
  Horry County, SC, Hospital Facilities Rev.
   (Conway Hospital), 6.75s, 2012                        4,500          4,636,125
                                                                     ---------------
                                                                      $11,999,121
-------------------------------------------------- ----------------  ---------------
Industrial Revenue (Corporate Guarantee) - 10.9%
  Chester County, SC, Industrial Development Rev.
   (Springs Industries, Inc), 7.35s, 2014               $1,000        $ 1,069,140
  Chester County, SC, Industrial Development Rev.
   (Springs Industries, Inc.), 7.8s, 2014                1,025          1,103,115
  Darlington County, SC, Industrial Development
   Rev. (Nucor Corp.),
   5.75s, 2023                                           2,000          1,923,920
  Darlington County, SC, Industrial Development
   Rev. (Sonoco Products Co.), 6.125s, 2025              1,500          1,523,910
  Fairfield County, SC, Industrial Development
   Rev. (Rite Aid, Inc.), 7.9s, 2016                     2,950          3,021,154
  Florence County, SC, Industrial Development Rev.
   (Stone Container Corp.), 7.375s, 2007                   945            989,330
  Greenville County, SC, Industrial Development
   Rev. (Kroger Co.), 7.85s, 2015                          500            563,935
  Lexington County, SC, Industrial Rev. (J. B.
   White & Co.), 8s, 2005                                  600            649,638
  Richland County, SC, Pollution Control Rev.
   (Union Camp Corp.), 6.55s, 2020                      $1,800        $ 1,886,220
  Richland County, SC, Solid Waste Facilities Rev.
   (Union Camp Corp.), 6.75s, 2022                       2,000          2,071,000
  York City, SC, Industrial Development Rev.
   (Hoechst Celanese), 5.7s, 2024                        4,000          3,866,920
                                                                     ---------------
                                                                      $18,668,282
-------------------------------------------------- ----------------  ---------------
Insured Health Care Revenue - 7.7%
  Charleston County, SC, Hospital Facilities Rev.
   (Medical Society Health Project), MBIA, 5s,
   2022                                                 $2,450        $ 2,123,317
  Pickens & Richland Counties, SC, Hospital
   Facilities Rev. (Baptist Hospital), AMBAC,
   5.75s, 2021                                           3,000          2,949,630
  South Carolina Jobs Economic Development
   Authority, Hospital Facilities Rev. (Anderson
   Area Medical Center), MBIA, 5.25s, 2015               1,750          1,632,382
  South Carolina Jobs Economic Development
   Authority, Hospital Facilities Rev. (Tuomey
   Regional Medical Center), MBIA, 5.5s, 2020            3,390          3,214,093
  Spartanburg County, SC, Health Service Rev.,
   AMBAC, 5.3s, 2025                                     1,000            913,130
  Spartanburg County, SC, Hospital Facilities
   Rev., Health Services District Inc., AMBAC,
   5.3s, 2020                                            2,500          2,315,100
                                                                     ---------------
                                                                      $13,147,652
-------------------------------------------------- ----------------  ---------------
Multi-Family Housing Revenue - 2.5%
  South Carolina Housing Finance & Development
   Authority (Fairway Apartments), FHA, 7.625s,
   2033                                                 $1,955        $ 2,046,025
  South Carolina Housing Finance & Development
   Authority (Hunting Ridge Apartments), 6.75s,
   2025                                                  1,000          1,015,020
  South Carolina Housing Finance & Development
   Authority (Runaway Bay Apartments), 6.125s,
   2015                                                  1,300          1,281,670
                                                                     ---------------
                                                                      $ 4,342,715
-------------------------------------------------- ----------------  ---------------
Sales and Excise Tax Revenue - 0.5%
  Puerto Rico Highway & Transportation Authority
   Rev., 5.5s, 2026                                     $1,000        $   930,100
-------------------------------------------------- ----------------  ---------------
Single Family Housing Revenue - 4.6%
  South Carolina Housing Finance & Development
   Authority Rev., 7.55s, 2011                          $1,750        $ 1,810,253
  South Carolina Housing Finance & Development
   Authority Rev., 8.6s, 2019                              620            638,631
  South Carolina Housing Finance & Development
   Authority Rev., 7.75s, 2022                           2,650          2,759,551
  South Carolina Housing Finance & Development
   Authority Rev., 7.8s, 2022                            1,000          1,036,190
  South Carolina Housing Finance & Development
   Authority Rev., 7.9s, 2032                            1,610          1,675,543
                                                                     ---------------
                                                                      $ 7,920,168
-------------------------------------------------- ----------------  ---------------
Solid Waste Revenue - 1.1%
  Charleston County, SC, Resource Recovery Rev.
   (Foster Wheeler), 9.25s, 2010                        $1,750        $ 1,851,640
-------------------------------------------------- ----------------  ---------------
Universities - 0.9%
  Coastal Carolina University, SC, MBIA, 6.875s,
   2026                                                 $1,000        $ 1,079,700
  University of South Carolina, University Rev.,
   MBIA, 5.75s, 2026                                       515            499,432
                                                                     ---------------
                                                                      $ 1,579,132
-------------------------------------------------- ----------------  ---------------

                                                                           21-SC

Portfolio of Investments - continued

Municipal Bonds - continued
-------------------------------------------------------------------- ---------------
Water and Sewer Utility Revenue - 17.6%
  Cayce, SC, Waterworks & Sewer Rev., AMBAC,
   5.25s, 2015                                          $1,000        $    938,310
  Charleston County, SC, Waterworks & Sewer Rev.,
   6s, 2012                                              2,000           2,039,220
  Charleston County, SC, Waterworks & Sewer Rev.,
   MBIA, 5s, 2022                                        3,150           2,771,811
  Columbia, SC, Waterworks & Sewer Rev.,
   0s, 2005                                              2,245           1,498,133
  Columbia, SC, Waterworks & Sewer Rev.,
   0s, 2006                                              9,330           5,862,599
  Columbia, SC, Waterworks & Sewer Rev., 5.375s,
   2012                                                  3,500           3,443,510
  Greenville, SC, Waterworks Rev., 5.5s, 2022            1,000             940,650
  Laurens County, SC, Water & Sewer Commission,
   Sewer System Rev., 5.5s, 2014                         1,080           1,017,068
  Myrtle Beach, SC, Water & Sewer Rev., MBIA,
   5.5s, 2013                                            1,000             978,970
  South Carolina Water Resources Authority Rev.
   (Local Government Program),
   7.25s, 2020                                           3,000           3,173,730
  Spartanburg, SC, Waterworks Rev., FGIC, 6.05s,
   2018                                                  2,750           2,804,423
  Western Carolina Regional Sewer Authority Rev.,
   AMBAC, 0s, 2007                                       4,400           2,564,364
  York County, SC, Water & Sewer Rev.,
   6.5s, 2025                                            2,000           1,964,120
                                                                     ---------------
                                                                      $ 29,996,908
--------------------------------------------------- ----------------  ---------------
Total Municipal Bonds (Identified Cost, $158,311,434)                 $166,308,259
-------------------------------------------------------------------- ---------------
Floating Rate Demand Note - 1.0%
------------------------------------------------------------------------------------
  Charleston County, SC, Industrial Rev. (Massey
   Coal), due 1/01/07, at Identified Cost               $1,700        $  1,700,000
-------------------------------------------------- ----------------  ---------------
Total Investments (Identified Cost, $160,011,434)                     $168,008,259
Other Assets, Less Liabilities - 1.6%                                    2,771,126
-------------------------------------------------------------------- ---------------
Net assets - 100.0%                                                   $170,779,385
-------------------------------------------------------------------- ---------------
See portfolio footnotes and notes to financial statements

Portfolio of Investments - March 31, 1997
MFS TENNESSEE MUNICIPAL BOND FUND

Municipal Bonds - 97.9%
--------------------------------------------------------------------------------

                                                     Principal Amount
Issuer                                                (000 Omitted)         Value
---------------------------------------------------  ----------------- ---------------
General Obligation - 8.7%
  Huntington, TN, School District, AMBAC, 5.35s,
   2021                                                   $1,050         $   994,465
  McKenzie, TN, High School District, FSA, 5.625s,
   2017                                                      500             491,375
  Memphis, TN, 5.25s, 2012                                   800             771,056
  Metropolitan Government of Nashville & Davidson
   County, TN, 6.125s, 2014                                1,000           1,029,660
  Metropolitan Government of Nashville & Davidson
   County, TN, 6.125s, 2019                                1,255           1,284,819
  Rutherford County, TN, 0s, 2015                          1,500             507,000
  Sevier County, TN, Public Building Authority,
   AMBAC, 5.6s, 2015                                         800             783,648
  Shelby County, TN, 5.125s, 2015                          1,000             935,560
  Shelby County, TN, Capital Appreciation
   Refundings, "B", 0s, 2013                               3,960           1,522,541
  Shelby County, TN, Public Improvement, "B",
   5.75s, 2021                                             1,000             987,060
  Territory of Virgin Islands, 7.75s, 2006                   390             419,472
  Union County, TN, AMBAC, 5.25s, 2020                     1,000             932,940
                                                                       ---------------
                                                                         $10,659,596
---------------------------------------------------- ----------------- ---------------
State and Local Appropriation - 3.2%
  Gatlinburg, TN, Public Building Authority
   (Gatlinburg Convention Center), AMBAC, 6.9s,
   2012                                                   $1,000         $ 1,070,630
  Puerto Rico Public Buildings Authority,
   5.5s, 2021                                              1,000             947,410
  Puerto Rico Public Buildings Authority, Public
   Education & Health Refunding, 6.45s, 2016 ss            2,000           1,874,880
                                                                       ---------------
                                                                         $ 3,892,920
---------------------------------------------------- ----------------- ---------------
Refunded and Special Obligations - 23.2%
  Bristol, TN, Health & Educational Facilities
   Board Rev. (Bristol Memorial), FGIC,
   7s, 2001                                               $  500         $   548,395
  Gladeville, TN, Utility District, Waterworks
   Rev., FGIC, 7.4s, 2000                                    500             544,210
  Knox County, TN, Health, Education & Housing
   Facilities Board (Baptist East),
   8.5s, 1999                                              1,180           1,289,835
  Knox County, TN, Health, Education & Housing
   Facilities Board (Baptist East),
   8.6s, 1999                                                710             777,741
  Knox County, TN, Health, Education & Housing
   Facilities Board (Fort Sanders), MBIA, 8s, 1998         2,000           2,088,100
  Knox County, TN, Health, Education & Housing
   Facilities Board (Mercy Health), AMBAC, 7.6s,
   1999                                                    3,500           3,809,645
  Knox County, TN, Industrial Development Board,
   0s, 2016                                                8,325           2,291,706
  Memphis, TN, Electric Systems Rev.,
   6.75s, 2000                                             1,500           1,605,375
  Memphis-Shelby County, TN, Airport Authority,
   MBIA, 8s, 1998                                          3,500           3,671,850
  Mt. Juliet, TN, Public Building Authority
   (Madison), MBIA, 7.7s, 2004                             1,100           1,353,605
  Mt. Juliet, TN, Public Building Authority
   (Madison), MBIA, 7.8s, 2004                             3,500           4,326,980
  Mt. Juliet, TN, Public Building Authority
   (Popular Grove), 8.375s, 1999                           1,430           1,552,937
  New Tazewell, TN, Health, Educational & Housing
   Facilities Board (Lincoln),
   7.25s, 1997                                             2,000           2,040,000
  Puerto Rico Highway & Transportation Authority
   Rev., 8.125s, 1998                                        670             716,083

22-TN

Portfolio of Investments - continued

Municipal Bonds - continued
---------------------------------------------------------------------- ---------------
Refunded and Special Obligations - continued
  Shelby County, TN, 6.5s, 1999                           $1,120         $ 1,183,638
  Wilson County, TN, Water & Wastewater Authority,
   8s, 1999                                                  500             541,050
                                                                       ---------------
                                                                         $28,341,150
---------------------------------------------------- ----------------- ---------------
Electric and Gas Utility Revenue - 5.9%
  Bolivar, TN, Electric Systems Rev., MBIA, 5.25s,
   2016                                                   $  730         $   680,805
  Jackson, TN, Electric Systems Rev., Refunding &
   Improvement, MBIA, 5s, 2018                             1,000             895,840
  Lawrenceburg, TN, Electric Rev., 5.5s, 2026              1,255           1,192,125
  Metropolitan Government of Nashville & Davidson
   County, TN, 0s, 2010                                    2,480           1,186,482
  Metropolitan Government of Nashville & Davidson
   County, TN, 0s, 2012                                    3,305           1,382,283
  Puerto Rico Telephone Authority Rev., AMBAC,
   5.87s, 2004 ss                                          2,000           1,931,680
                                                                       ---------------
                                                                         $ 7,269,215
---------------------------------------------------- ----------------- ---------------
Health Care Revenue - 3.2%
  Cookeville, TN, Industrial Development Board Rev.
   (Cookeville General Hospital), 5.625s, 2016            $1,000         $   948,130
  Cookeville, TN, Industrial Development Board,
   Hospital Rev. (Cookeville General), 5.75s, 2010         2,000           1,967,340
  Knox County, TN, Health, Educational & Housing
   Facilities Board (East Tennessee Children's),
   6.5s, 2012                                              1,000           1,019,460
                                                                       ---------------
                                                                         $ 3,934,930
---------------------------------------------------- ----------------- ---------------
Industrial Revenue (Corporate Guarantee) - 11.7%
  Bristol, TN, Industrial Development Authority
   (K-Mart Corp.), 7.5s, 2008                             $1,105         $ 1,120,293
  Hardeman County, TN (Correctional Facilities
   Corp.), 7.75s, 2017                                     1,000             994,290
  Humphreys County, TN, Certificates of
   Participation (duPont), 6.7s, 2024                      1,750           1,851,657
  Knox County, TN, Industrial Development Board
   (Kroger Co.), 8.1s, 2003                                2,000           2,247,960
  Lawrenceburg, TN, Industrial Development Board
   (Tridon, Inc.), 9.875s, 2006                            1,000           1,042,230
  McMinn County, TN, Industrial Development Board,
   Pollution Control Rev. (Bowater), 7.625s, 2016          1,000           1,063,770
  Memphis-Shelby County, TN, Airport Authority
   (Federal Express Corp.), 7.875s, 2009                   2,755           3,051,218
  Memphis-Shelby County, TN, Airport Authority
   (Federal Express Corp.), 6.2s, 2014                     1,000           1,003,780
  Metropolitan Government of Nashville & Davidson
   County, TN (Wilson Sporting), 7.75s, 2014               1,000           1,080,420
  Puerto Rico Industrial, Medical & Environmental
   Pollution Control Facilities, Finance Authority
   Rev. (Baxter Travenol Laboratories), 8s, 2012             750             803,895
                                                                       ---------------
                                                                         $14,259,513
---------------------------------------------------- ----------------- ---------------
Insured Health Care Revenue - 9.4%
  Bristol, TN, Health, Education & Housing
   Facilities Board (Bristol Memorial), FGIC,
   7s, 2021                                               $2,825         $ 2,769,743
  Johnson City, TN, Health & Education Financing
   Authority (Johnson City Medical Center
   Hospital), MBIA, 5.25s, 2016                            1,375           1,269,648
  Knox County, TN, Health, Educational & Housing
   Facilities Board (Fort Sanders), MBIA, 5.75s,
   2014                                                   $3,250         $ 3,256,012
  Knox County, TN, Health, Educational & Housing
   Facilities Board (Fort Sanders), MBIA, 5.25s,
   2023                                                    1,750           1,600,147
  Metropolitan Government of Nashville & Davidson
   County, TN, Health & Education (Meharry Medical
   College), AMBAC,
   5s, 2024                                                3,000           2,648,550
                                                                       ---------------
                                                                         $11,544,100
---------------------------------------------------- ----------------- ---------------
Multi-Family Housing Revenue - 5.8%
  Franklin, TN, Industrial Development (Landings
   Apartments), FSA, 6s, 2026                             $1,000         $   983,880
  Franklin, TN, Industrial Development (Sussex
   Downs), FHA, 6.75s, 2027                                1,000           1,040,690
  Jackson, TN, Health, Education & Housing
   Facilities Board (Posthouse Apartments), FHA,
   7.1s, 2028                                              1,610           1,682,386
  Metropolitan Government of Nashville & Davidson
   County, TN, Health & Education (Herman Street),
   FHA, 7.25s, 2032                                          495             516,290
  Metropolitan Government of Nashville & Davidson
   County, TN, Industrial Development Board, FHA,
   6.95s, 2026                                             1,000           1,042,580
  Metropolitan Government of Nashville & Davidson
   County, TN, Industrial Development Board, FHA,
   7.5s, 2029                                                695             724,315
  Metropolitan Government of Nashville & Davidson
   County, TN, Industrial Development Board, FHA,
   7.7s, 2029                                              1,000           1,042,000
                                                                       ---------------
                                                                         $ 7,032,141
---------------------------------------------------- ----------------- ---------------
Sales and Excise Tax Revenue - 1.9%
  Puerto Rico Highway & Transportation Authority
   Rev., 5.5s, 2026                                       $1,400         $ 1,302,140
  Tennessee Local Development Authority Rev.,
   Community Provider Loan, 7s, 2021                       1,000           1,058,380
                                                                       ---------------
                                                                         $ 2,360,520
---------------------------------------------------- ----------------- ---------------
Single Family Housing Revenue - 3.4%
  Shelby County, TN, Single Family Mortgage Rev.,
   FHA, 0s, 2015                                          $8,445         $ 1,345,373
  Tennessee Housing Development Agency, 7.65s, 2022          950             985,558
  Tennessee Housing Development Agency, 7.375s,
   2023                                                    1,000           1,037,520
  Tennessee Housing Development Agency, 7.125s,
   2026                                                      800             846,008
                                                                       ---------------
                                                                         $ 4,214,459
---------------------------------------------------- ----------------- ---------------
Universities - 2.4%
  Jackson, TN, Health, Educational & Housing
   Facilities Board (Lambuth University), Asset
   Guaranty, 5.9s, 2015                                   $1,000         $   988,730
  Metropolitian Government of Nashville & Davidson
   County, TN, Health, Educational & Housing
   Facilities Board (Vanderbilt University),
   7.625s, 2016                                            1,000           1,048,810
  Metropolitan Government of Nashville & Davidson
   County, TN, Health, Educational & Housing
   Facilities Board (Vanderbilt University), 5.2s,
   2018                                                    1,000             932,760
                                                                       ---------------
                                                                         $ 2,970,300
---------------------------------------------------- ----------------- ---------------

                                                                           23-TN

Portfolio of Investments - continued

Municipal Bonds - continued
---------------------------------------------------------------------- ---------------
Water and Sewer Utility Revenue - 19.1%
  Madison, TN, Utility Waterworks Refunding, MBIA,
   5s, 2019                                               $2,750        $  2,488,530
  Metropolitan Government of Nashville, TN, Water &
   Sewer Rev., AMBAC, 6.075s, 2022                         2,000           1,997,880
  Metropolitan Government of Nashville & Davidson
   County, TN, Water & Sewer Rev., FGIC, 5.2s,
   2013                                                    2,000           1,914,320
  Metropolitan Government of Nashville & Davidson
   County, TN, Water & Sewer Rev., FGIC, 5.1s,
   2016                                                    2,565           2,344,282
  Metropolitan Government of Nashville & Davidson
   County, TN, Water & Sewer Rev., RIBS, AMBAC,
   8.429s, 2022++++                                        1,000             999,690
  Mt. Juliet, TN, Public Building Authority
   (Cumberland), 7.55s, 2024                               1,205           1,272,106
  Mt. Juliet, TN, Public Building Authority
   (Hermitage), MBIA, 7.5s, 2009                             300             318,612
  Mt. Juliet, TN, Public Building Authority
   (Milcroft), 7.55s, 2024                                 2,030           2,143,051
  Mt. Juliet, TN, Public Building Authority (New
   Market), 8.375s, 2024                                     560             599,122
  Mt. Juliet, TN, Public Building Authority
   (Tipton), 7.5s, 2004                                      330             348,094
  Poplar Grove, TN, Utility District, Waterworks
   Rev., 6.375s, 2011                                        500             508,240
  Puerto Rico Aqueduct & Sewer Rev.,
   6.25s, 2012                                             1,000           1,070,020
  West Knox Utility District, TN, Water & Sewer
   Rev., MBIA, 0s, 2002                                    1,315             978,465
  West Knox Utility District, TN, Water & Sewer
   Rev., MBIA, 0s, 2003                                    1,045             735,753
  West Knox Utility District, TN, Water & Sewer
   Rev., MBIA, 0s, 2004                                    1,920           1,273,133
  West Knox Utility District, TN, Water & Sewer
   Rev., MBIA, 0s, 2005                                    1,920           1,196,678
  West Knox Utility District, TN, Water & Sewer
   Rev., MBIA, 0s, 2006                                    1,920           1,127,904
  West Knox Utility District, TN, Water & Sewer
   Rev., MBIA, 0s, 2007                                    1,920           1,062,048
  Wilson County, TN, Water & Wastewater Authority,
   6s, 2014                                                1,000             992,180
                                                                       ---------------
                                                                        $ 23,370,108
---------------------------------------------------- ----------------- ---------------
Total Municipal Bonds (Identified Cost, $115,312,773)                   $119,848,952
---------------------------------------------------------------------- ---------------
                                                          Shares
---------------------------------------------------- ----------------- ---------------
Right - 0.2%
---------------------------------------------------- ----------------- ---------------
  State of New Jersey, "D", due 2013
   (Identified Cost, $125,600)                             2,000        $    291,000
---------------------------------------------------- ----------------- ---------------
                                                          Principal Amount
                                                          (000 Omitted)
---------------------------------------------------- ----------------- ---------------
Floating Rate Demand Notes - 1.5%
--------------------------------------------------------------------------------------
  Lincoln County, WY, Pollution Control Rev., "D"
   (Exxon), due 11/01/14                                  $  600        $    600,000
  Uinta County, WY, Pollution Control Rev.
   (Chevron), due 8/15/20                                  1,200           1,200,000
---------------------------------------------------- ----------------- ---------------
Total Floating Rate Demand Notes, at Identified Cost                    $  1,800,000
---------------------------------------------------------------------- ---------------
Total Investments (Identified Cost, $117,238,373)                       $121,939,952

Other Assets, Less Liabilities - 0.4%                                        495,865
---------------------------------------------------------------------- ---------------
Net assets - 100.0%                                                     $122,435,817
---------------------------------------------------------------------- ---------------
See portfolio footnotes and notes to financial statements

Portfolio of Investments - March 31, 1997
MFS VIRGINIA MUNICIPAL BOND FUND

Municipal Bonds - 94.0%
--------------------------------------------------------------------------------

                                                   Principal Amount
Issuer                                              (000 Omitted)        Value
-------------------------------------------------  ----------------- ---------------
General Obligation - 11.5%
  Chesapeake, VA, Public Improvement,
   5.375s, 2013                                        $ 3,500        $ 3,390,275
  Lebanon, VA, 6.375s, 2011                              1,625          1,604,752
  Norfolk, VA, 5.25s, 2013                               1,000            958,460
  Norfolk, VA, 5.25s, 2014                               2,750          2,631,777
  Norfolk VA, 5.25s, 2015                                3,000          2,866,920
  Norfolk VA, 5.25s, 2016                                2,930          2,779,750
  Portsmouth, VA, 6.375s, 2012                           1,555          1,621,196
  Richmond, VA, 0s, 2006                                 3,500          2,168,810
  Richmond, VA, 6.5s, 2006                               4,000          4,251,920
  Richmond, VA, 0s, 2007                                 5,280          3,095,717
  Richmond, VA, 0s, 2008                                 7,270          3,994,283
  Richmond, VA, 0s, 2009                                 5,175          2,659,122
  Spotsylvania County, VA, FGIC, 6s, 2009                4,270          4,510,700
  State of Virginia, 5.375s, 2015                        3,160          3,081,980
  State of Virginia (Higher Educational
   Institute), 0s, 1998                                  1,295          1,236,233
  State of Virginia (Higher Educational
   Institute), 0s, 1999                                  1,300          1,183,039
  Suffolk, VA, 6.5s, 2006                                1,250          1,294,750
  Virginia Public School Authority, 6.5s, 2013           1,875          2,004,094
  Virginia Public School Authority, "A",
   5.375s, 2017                                          2,295          2,184,014
                                                                     ---------------
                                                                      $47,517,792
-------------------------------------------------  ----------------- ---------------
State and Local Appropriation - 8.2%
  Chesapeake, VA, Industrial Development
   Authority (Chesapeake Court House), MBIA,
   6.25s, 2011                                         $ 3,985        $ 4,227,567
  Chesterfield County, VA, Industrial Development
   Authority, Public Facilities, 7.5s, 2008              1,720          1,887,476
  Henrico County, VA, Industrial Development
   Authority, Lease Rev., 6.5s, 2010                     5,000          5,419,650
  New Kent County, VA, Industrial Development
   Authority, Public Facilities, 7.5s, 2011                700            743,141
  Virginia Biotechnology Research Park (Biotech
   Two), 5.25s, 2018                                     8,800          8,208,816
  Virginia Public Building Authority, MBIA, 0s,
   2007                                                 13,305          7,618,842
  Virginia Public Building Authority, MBIA, 0s,
   2008                                                 10,650          5,715,003
                                                                     ---------------
                                                                      $33,820,495
-------------------------------------------------  ----------------- ---------------
Refunded and Special Obligations - 10.9%
  Arlington County, VA, Industrial Development
   Authority (Arlington Hospital), 7.125s, 2001        $ 4,450        $ 4,941,992
  Carroll County, VA, Solid Waste Authority Rev.,
   7.5s, 2001                                            2,265          2,544,048
  Chesapeake, VA, Industrial Development
   Authority (Sentara Life Care Corp.),
   10s, 1997                                             1,080          1,126,926
  Fairfax County, VA, Redevelopment & Housing
   Authority (Little River Glen), 8.95s, 1999            3,805          3,904,843
  Henrico County, Industrial Development
   Authority (St. Mary's Hospital), 7.5s, 2007             790            870,098
  Newport News, VA, 6.5s, 2000                           5,405          5,826,212
  Norfolk, VA, Industrial Development Authority
   (Sentara Life Care Corp.),
   10s, 1997                                             4,130          4,309,448

24-VA

Portfolio of Investments - continued

Municipal Bonds - continued
-------------------------------------------------------------------- ---------------
Refunded and Special Obligations - continued
  Portsmouth, VA, 6.9s, 2000                            $1,500        $ 1,627,095
  Puerto Rico Aqueduct & Sewer Authority Rev.,
   9s, 2005                                              4,150          5,190,695
  Puerto Rico Aqueduct & Sewer Authority Rev.,
   10.25s, 2009                                            400            543,388
  Roanoke, VA, Industrial Development Authority,
   Hospital Rev. (Memorial),
   7.25s, 2000                                           1,750          1,916,635
  Roanoke, VA, Industrial Development Authority,
   Hospital Rev. (Roanoke Memorial), 7.5s, 2000          1,245          1,370,845
  Virginia Beach, VA, Certificates of
   Participation (Judical Center Project), FGIC,
   7.25s, 2000                                           4,955          5,444,752
  Virginia Beach, VA, Water & Sewer Rev., 6.625s,
   2002                                                  2,400          2,616,024
  Virginia College Building Authority (Hampton
   University), 7.75s, 1999                                750            810,023
  Virginia Resources Authority, Water & Sewer
   System Rev., 7.875s, 1998                               800            857,432
  Virginia Resources Authority, Water & Sewer
   System Rev., 7.5s, 1999                               1,180          1,271,415
                                                                     ---------------
                                                                      $45,171,871
-------------------------------------------------  ----------------- ---------------
Airport and Port Revenue - 6.4%
  Metropolitan Washington, DC, Airport Rev.,
   7.6s, 2014                                           $5,030        $ 5,448,194
  Metropolitan Washington, DC, Airport Rev.,
   BIGI, 8.2s, 2018                                      3,500          3,744,825
  Metropolitan Washington, DC, Airport Rev.,
   MBIA, 5.75s, 2020                                     7,000          6,729,660
  Peninsula Airport Commission, VA,
   7.3s, 2021                                            2,400          2,601,456
  Puerto Rico Ports Authority (American
   Airlines), 6.3s, 2023                                 2,000          2,011,260
  Puerto Rico Ports Authority (American
   Airlines), 6.25s, 2026                                6,000          6,022,680
                                                                     ---------------
                                                                      $26,558,075
-------------------------------------------------  ----------------- ---------------
Electric and Gas Utility Revenue - 5.0%
  Halifax County, VA, Industrial Authority Rev.
   (Old Dominion Electric), 6s, 2022                    $5,000        $ 4,935,350
  Pittsylvania County, VA, Industrial Development
   Authority Rev., 7.5s, 2014                            8,000          8,315,200
  Puerto Rico Electric Power Authority,
   5s, 2012                                              2,020          1,832,362
  Puerto Rico Electric Power Authority,
   6s, 2015                                              1,000          1,003,950
  Puerto Rico Electric Power Authority,
   5.5s, 2016                                            5,000          4,731,950
                                                                     ---------------
                                                                      $20,818,812
-------------------------------------------------  ----------------- ---------------
Health Care Revenue - 4.8%
  Chesapeake, VA, Industrial Development
   Authority (Sentara Life Care Corp.),
   7.875s, 2008                                         $1,000        $ 1,066,110
  Chesapeake, VA, Industrial Development
   Authority (Sentara Life Care Corp.), 8s, 2018         4,000          4,251,120
  Fairfax, Fauquier & Loudoun Counties, VA,
   Health Center Commission, Nursing Home Rev.,
   9s, 2020                                              1,890          1,975,012
  Lynchburg, VA, Industrial Development Authority
   (Central Health, Inc.), 8.125s, 2016                  1,400          1,470,294
  Martinsville, VA, Industrial Development
   Authority, 6.75s, 2004                                1,230          1,258,253
  Norfolk, VA, Industrial Development Authority
   (Sentara Life Care Corp.), "A", 7.875s, 2008         $1,000        $ 1,060,120
  Norfolk, VA, Industrial Development Authority
   (Sentara Life Care Corp.), "A", 7.9s, 2018            2,000          2,098,860
  Peninsula Ports Authority, VA, Hospital
   Facilities Rev. (Mary Immaculate),
   7.375s, 2017                                          3,000          3,068,760
  Peninsula Ports, VA, Health Care Rev.
   (Riverside Health System), 6.625s, 2010               1,500          1,591,095
  Suffolk, VA, Industrial Development Authority
   (Louise Obici Memorial Hospital), 7.875s,
   2005                                                  1,740          1,822,337
                                                                     ---------------
                                                                      $19,661,961
-------------------------------------------------  ----------------- ---------------
Industrial Revenue (Corporate Guarantee) - 4.7%
  Halifax, VA, Industrial Development Authority
   (Tandy Corp.), 8.25s, 2008                           $3,500        $ 3,727,325
  Henrico County, VA, Industrial Development
   Authority, 5.875s, 2017                               2,250          2,193,908
  Isle Wight County, VA, Industrial Development
   (Union Camp), 6.55s, 2024                             8,000          8,282,320
  Lynchburg, VA, Industrial Development Authority
   (Kroger Co.), 7.9s, 2011                              1,000          1,117,630
  Virginia Beach, VA, Development Authority
   (Beverly Enterprises), 10s, 2010                      1,315          1,445,632
  West Point, VA, Industrial Development
   Authority Solid Waste Disposal Rev.
   (Chesapeake Corp. Project), 6.375s, 2019              2,600          2,631,200
                                                                     ---------------
                                                                      $19,398,015
-------------------------------------------------  ----------------- ---------------
Insured Health Care Revenue - 7.7%
  Albemarle County, VA, Industrial Development
   Authority, First Mortgage Rev., FHA, 8.9s,
   2026                                                 $2,150        $ 2,383,920
  Front Royal-Warren County, VA, Industrial
   Development Authority, FHA, 9.45s, 2024               1,000          1,091,750
  Hanover County, VA, Industrial Development
   Authority, MBIA, 6s, 2009                             1,550          1,632,476
  Hanover County, VA, Industrial Development
   Authority (Memorial Regional Medical Center),
   MBIA, 6.5s, 2008                                      1,000          1,088,280
  Hanover County, VA, Industrial Development
   Authority (Memorial Regional Medical Center),
   MBIA, 6.5s, 2009                                      1,510          1,657,859
  Henrico County, VA, Industrial Development
   Authority Rev. (Bon Secours), MBIA,
   6.25s, 2020                                           1,500          1,593,735
  Henrico County, VA, Industrial Development
   Authority Rev. (Bon Secours), FSA, RIBS,
   8.005s, 2027++++                                      8,700          8,646,843
  Peninsula Ports Authority, VA, Hospital
   Facilities Rev. (Wittaker Memorial), FHA,
   8.7s, 2023                                            2,100          2,164,092
  Roanoke, VA, Industrial Development Authority,
   Hospital Rev. (Roanoke Memorial), MBIA,
   6.125s, 2017                                          6,000          6,303,240
  Winchester, VA, Industrial Development
   Authority, AMBAC, 9.246s, 2014++++                    4,900          5,404,994
                                                                     ---------------
                                                                      $31,967,189
-------------------------------------------------  ----------------- ---------------
Multi-Family Housing Revenue - 3.2%
  Alexandria, VA, Redevelopment & Housing Finance
   Authority (Jefferson Village Apartments), 9s,
   2018                                                 $4,000        $ 4,105,440

                                                                           25-VA

Portfolio of Investments - continued

Municipal Bonds - continued
-------------------------------------------------------------------- ---------------
Multi-Family Housing Revenue - continued
  Norfolk, VA, Redevelopment & Housing Authority
   (Dockside Apartments), FHA, 7.375s, 2028            $ 2,000        $  2,098,380
  Virginia Housing Development Authority, 6.5s,
   2013                                                  2,300           2,347,840
  Virginia Housing Development Authority, 6.6s,
   2022                                                  4,635           4,772,845
                                                                     ---------------
                                                                      $ 13,324,505
-------------------------------------------------  ----------------- ---------------
Sales and Excise Tax Revenue - 2.5%
  Puerto Rico Highway & Transportation Authority
   Rev., 5.5s, 2026                                    $ 2,000        $  1,860,200
  Virginia Port Authority, 8.2s, 2008                    4,500           4,776,030
  Virginia Transportation Board, Transportation
   Contract Rev., 6.5s, 2018                             3,500           3,655,260
                                                                     ---------------
                                                                      $ 10,291,490
-------------------------------------------------  ----------------- ---------------
Single Family Housing Revenue - 9.7%
  Puerto Rico Housing Finance Corp., GNMA, 7.8s,
   2021                                                $     5        $      5,178
  Virginia Housing Development Authority, 7.22s,
   2019++++                                              7,500           6,966,525
  Virginia Housing Development Authority, 6.2s,
   2021                                                 15,000          15,100,350
  Virginia Housing Development Authority, 7.1s,
   2022                                                  2,000           2,070,440
  Virginia Housing Development Authority, 6.3s,
   2025                                                  8,500           8,567,150
  Virginia Housing Development Authority, 6.375s,
   2026                                                  7,000           7,096,740
  Virginia Housing Development Authority, 0s,
   2029                                                  3,615             267,293
  Virginia Housing Development Authority, 7.8s,
   2038                                                    100             103,322
                                                                     ---------------
                                                                      $ 40,176,998
-------------------------------------------------  ----------------- ---------------
Solid Waste Revenue - 0.8%
  State of Virginia Research Authority, Waste
   Disposal System Rev., FGIC, 5.5s, 2015              $ 3,230        $  3,093,662
-------------------------------------------------  ----------------- ---------------
Turnpike Revenue - 2.2%
  Chesapeake Bay, VA, Bridge & Tunnel Authority,
   FGIC, 0s, 2005                                      $ 4,535        $  2,912,377
  Chesapeake Bay, VA, Bridge & Tunnel, FGIC, 6s,
   2007                                                  5,700           6,055,623
                                                                     ---------------
                                                                      $  8,968,000
-------------------------------------------------  ----------------- ---------------
Universities - 6.1%
  Albemarle County, VA, Industrial Development
   Authority Health Services Rev., 6.5s, 2022          $ 1,000        $  1,020,060
  Hampton Roads, VA, Medical College General
   Rev., 6.875s, 2016                                    2,000           2,108,200
  Hampton Roads, VA, Medical College General
   Rev., 6.875s, 2016                                    1,500           1,581,150
  Loudoun County, VA, Industrial Development
   Authority, University Facilities, 6.25s, 2012         2,710           2,771,707
  Rockingham County, VA, Industrial Development
   Authority Rev. (Bridgewater), 6s, 2023                6,610           6,314,929
  University of Virginia, University Rev.,
   5.375s, 2014                                          5,190           4,971,501
  Virginia College Building Authority,
   Educational Facilities Rev. (Marymount),
   7s, 2022                                              2,500           2,608,725
  Virginia Polytechnic Institute, 5.5s, 2016             1,410           1,353,078
  Virginia University, 5.4s, 2010                        1,120           1,102,999
  Virginia University, 5.4s, 2010                        1,135           1,119,121
                                                                     ---------------
                                                                      $ 24,951,470
-------------------------------------------------  ----------------- ---------------
Water and Sewer Utility Revenue - 8.0%
  Chesterfield County, VA, Water & Sewer Rev.,
   0s, 2004                                            $ 5,025        $  3,416,950
  Chesterfield County, VA, Water & Sewer Rev.,
   0s, 2005                                              4,815           3,086,174
  Chesterfield County, VA, Water & Sewer Rev.,
   0s, 2006                                              4,000           2,411,880
  Chesterfield County, VA, Water & Sewer Rev.,
   0s, 2007                                              6,000           3,379,320
  Chesterfield County, VA, Water & Sewer Rev.,
   0s, 2008                                              6,135           3,254,679
  Chesterfield County, VA, Water & Sewer Rev.,
   0s, 2009                                              6,135           3,043,880
  Chesterfield County, VA, Water & Sewer Rev.,
   0s, 2010                                              9,005           4,170,396
  Fairfax County, VA, Water Authority Rev.,
   6s, 2022                                             10,000          10,051,500
                                                                     ---------------
                                                                      $ 32,814,779
-------------------------------------------------  ----------------- ---------------
Other - 2.3%
  Danville, VA, Industrial Development Authority,
   Industrial Development Rev.,
   8s, 2013                                            $ 3,040        $  3,026,442
  Loudoun, VA, Industrial Development Authority,
   Industrial Development Rev., 7.125s, 2015             4,000           3,994,120
  Pamunkey, VA, Regional Jail Authority, MBIA,
   5.75s, 2018                                           2,500           2,466,425
                                                                     ---------------
                                                                      $  9,486,987
-------------------------------------------------  ----------------- ---------------
Total Municipal Bonds (Identified Cost, $372,114,891)                 $388,022,101
-------------------------------------------------------------------- ---------------
                                                        Shares
-------------------------------------------------  ----------------- ---------------
Rights - 0.3%
------------------------------------------------------------------------------------
  Georgia Municipal Electric Authority,
   due 2016                                             20,000        $    511,600
  State of New Jersey, "D", due 2013                     5,000             727,500
-------------------------------------------------  ----------------- ---------------
Total Rights (Identified Cost, $576,800)                              $  1,239,100
-------------------------------------------------------------------- ---------------
                                                       Principal Amount
                                                       (000 Omitted)
-------------------------------------------------  ----------------- ---------------
Floating Rate Demand Notes - 2.5%
------------------------------------------------------------------------------------
  Peninsula Ports Authority, VA (Shell Oil Co.),
   due 12/01/05                                        $ 5,000        $  5,000,000
  Peninsula Ports Authority, VA (Shell Oil Co.),
   due 7/01/16                                           5,300           5,300,000
-------------------------------------------------  ----------------- ---------------
Total Floating Rate Demand Notes, at Identified Cost                  $ 10,300,000
-------------------------------------------------------------------- ---------------
Total Investments (Identified Cost, $382,991,691)                     $399,561,201
Other Assets, Less Liabilities - 3.2%                                   13,373,131
-------------------------------------------------------------------- ---------------
Net assets - 100.0%                                                   $412,934,332
-------------------------------------------------------------------- ---------------
See portfolio footnotes and notes to financial statements

26-VA

Portfolio of Investments - March 31, 1997
MFS WEST VIRGINIA MUNICIPAL BOND FUND

Municipal Bonds - 96.4%
--------------------------------------------------------------------------------

                                                Principal Amount
Issuer                                           (000 Omitted)        Value
----------------------------------------------- ----------------  ---------------
General Obligation - 11.7%
  Cabell, WV, Board of Education, MBIA,
   6s, 2006                                          $  500        $   529,605
  Charleston, WV, Public Improvement,
   7.2s, 2008                                         1,240          1,426,186
  Charleston, WV, Public Improvement,
   7.2s, 2009                                         1,140          1,309,495
  Jefferson County, WV, Board of Education,
   FGIC, 6.85s, 2009                                  1,680          1,885,347
  Monongalia County, WV, Board of Education,
   MBIA, 7s, 2005                                       500            557,350
  Ohio County, WV, Board of Education, MBIA,
   5.25s, 2018                                        1,180          1,124,776
  State of West Virginia, FGIC, 5s, 2021              2,000          1,786,700
  State of West Virginia, FGIC, 5.25s, 2026           5,000          4,647,150
  State of West Virginia, Water Development
   Authority Rev., FSA, 6.2s, 2024                    3,000          3,094,440
                                                                  ---------------
                                                                   $16,361,049
----------------------------------------------- ----------------  ---------------
State and Local Appropriation - 6.5%
  West Virginia Building Commission, Lease Rev.
   (West Virginia Regional Jail), MBIA, 0s,
   2007                                              $3,150        $ 1,806,462
  West Virginia Building Commission, Lease Rev.
   (West Virginia Regional Jail), MBIA, 0s,
   2008                                               3,050          1,638,796
  West Virginia Building Commission, Lease Rev.
   (West Virginia Regional Jail), MBIA, 0s,
   2009                                               2,500          1,241,200
  West Virginia Building Commission, Lease Rev.
   (West Virginia Regional Jail), MBIA, 7s,
   2015                                               1,000          1,075,830
  West Virginia School Building Authority,
   6.75s, 2015                                        3,000          3,267,360
                                                                  ---------------
                                                                   $ 9,029,648
----------------------------------------------- ----------------  ---------------
Refunded and Special Obligations - 8.6%
  Kanawha County, WV, Building Commission (St.
   Francis Hospital), ETM, 7.5s, 2007                $  250        $   279,088
  Puerto Rico Aqueduct & Sewer Authority Rev.,
   9s, 2005                                           1,500          1,876,155
  South Charleston, WV, Hospital Rev. (Herbert
   J. Thomas Memorial Hospital), BIGI, 8s,
   1998                                                 500            536,410
  West Virginia Hospital Finance Authority
   (Monogalia General Hospital), BIGI,
   8.6s, 1997                                         1,000          1,011,220
  West Virginia Parkways, Economic Development
   & Tourism Authority, FGIC, 0s, 2005                2,250          1,464,862
  West Virginia Parkways, Economic Development
   & Tourism Authority, FGIC, 0s, 2007                2,000          1,144,680
  West Virginia Parkways, Economic Development
   Authority, FGIC, 0s, 2006                          2,500          1,531,375
  West Virginia Parkways, Economic Development
   Authority, FGIC, 0s, 2008                            610            332,468
  West Virginia Water Development Authority,
   8.125s, 1998                                       1,750          1,885,642
  West Virginia Water Development Authority,
   8.625s, 1998                                         750            813,795
  West Virginia Water Development Authority,
   7.4s, 2001                                           750            841,980
  West Virginia Water Development Authority,
   ETM, 7.1s, 2009                                      250            280,073
                                                                  ---------------
                                                                   $11,997,748
----------------------------------------------- ----------------  ---------------
Electric and Gas Utility Revenue - 13.3%
  Marshall County, WV, Pollution Control Rev.
   (Ohio Power Co.), 6.85s, 2022                     $2,000        $ 2,110,780
  Marshall County, WV, Pollution Control Rev.
   (Ohio Power Co.), MBIA, 6.85s, 2022                3,150          3,360,168
  Mason County, WV, Pollution Control Rev.
   (Appalachian Power), MBIA, 6.6s, 2022              7,000          7,340,690
  McDowell County, WV, Industrial Development
   Rev. (War Telephone Co.), 13.5s, 2001                365            366,504
  Pleasants County, WV, Pollution Control Rev.
   (West Penn Power), AMBAC, 6.15s, 2015              2,000          2,056,380
  Putnam County, WV, Pollution Control Rev.
   (Appalachian Power Co.), MBIA, 6.6s, 2019          3,200          3,364,608
                                                                  ---------------
                                                                   $18,599,130
----------------------------------------------- ----------------  ---------------
Health Care Revenue - 9.9%
  Berkeley County,WV, Building Commission,
   Hospital Rev. (City Hospital Project),
   6.5s, 2022                                        $2,500        $ 2,500,975
  Hampshire County, WV, First Mortgage Rev.
   (Rommey Health Care), 9.5s, 2022                   1,280          1,348,352
  Monongalia County, WV, Health Facilities Rev.
   (Beverly Enterprises, Inc.), 10s, 2007               865            938,482
  West Virginia Hospital Finance Authority
   (Charleston Area Medical Center), 6.5s,
   2023                                               2,000          2,071,020
  West Virginia Hospital Finance Authority
   (Fairmont General Hospital), 6.625s, 2019          2,000          1,922,240
  West Virginia Hospital Finance Authority
   (Logan General Hospital), 7.25s, 2020              5,000          5,099,000
                                                                  ---------------
                                                                   $13,880,069
----------------------------------------------- ----------------  ---------------
Industrial Revenue (Corporate Guarantee) - 14.6%
  Braxton County, WV, Solid Waste Disposal
   (Weyerhaeuser), 6.5s, 2025                        $2,000        $ 2,061,740
  Jackson County, WV, Pollution Control Rev.
   (Kaiser Aluminum & Chemical Corp.),
   6.5s, 2008                                         1,330          1,299,969
  Kanawha County, WV, Commercial Development
   Rev. (Kroger Co.), 8s, 2011                        1,000          1,120,030
  Kanawha County, WV, Commercial Development
   Rev. (May Department Stores Co.), 6.5s,
   2003                                               3,000          3,231,630
  Kanawha County, WV, Pollution Control Rev.
   (Union Carbide Corp.), 8s, 2020                    2,000          2,154,780
  Monongalia County, WV, Commercial Development
   Rev. (Kroger Co.), 7.7s, 2012                      2,000          2,232,660
  Ohio County, WV, Industrial Development Rev.
   (Kroger Co.), 8.125s, 2011                         2,000          2,253,340
  Putnam County, WV, Industrial Development
   Rev. (Rite Aid Corp.), 10.375s, 2002                 590            592,596
  South Charleston, WV, Pollution Control Rev.
   (Union Carbide Corp.), 7.625s, 2005                2,500          2,830,300
  Wierton, WV, Pollution Control Rev. (Weirton
   Steel), 8.625s, 2014                               2,550          2,642,284
                                                                  ---------------
                                                                   $20,419,329
----------------------------------------------- ----------------  ---------------
Insured Health Care Revenue - 7.8%
  Monongalia County, WV, Building Commission,
   Health Rev. (Monongalia General Hospital),
   MBIA, 6.625s, 2011                                $1,000        $ 1,066,150
  West Virginia Hospital Finance Authority
   (Cabell Huntington Hospital), AMBAC, 6.25s,
   2019                                               5,000          5,201,450

                                                                           27-WV

Portfolio of Investments - continued

Municipal Bonds - continued
----------------------------------------------------------------  ---------------
Insured Health Care Revenue - continued
  West Virginia Hospital Finance Authority
   (West Virginia University Hospital Corp.),
   MBIA, 5s, 2016                                    $2,225        $  1,996,381
  West Virginia Hospital Finance Authority
   (West Virginia University Medical Corp.),
   MBIA, 7.875s, 2007                                 1,500           1,570,275
  West Virginia Hospital Finance Authority
   (West Virginia University Medical Corp.),
   MBIA, 7.875s, 2018                                 1,000           1,046,850
                                                                  ---------------
                                                                   $ 10,881,106
----------------------------------------------- ----------------  ---------------
Multi-Family Housing Revenue - 1.0%
  Huntington, WV, Housing Corp., Multi- Family
   Rev., FNMA, 7.5s, 2024                            $  800        $    837,448
  Webster County, WV, Housing Development Rev.
   (Circlebrook), FHA, 6.35s, 2008                      555             563,436
                                                                  ---------------
                                                                   $  1,400,884
----------------------------------------------- ----------------  ---------------
Single Family Housing Revenue - 8.2%
  Berkeley County, WV, Residential Mortgage
   Rev., 7.875s, 2012                                $  305        $    312,091
  Berkeley, Brooke & Fayette Counties, WV,
   FGIC, 9.1s, 2011                                      65              66,730
  Charles Town, WV, Residential Mortgage Rev.,
   6.2s, 2011                                           845             853,349
  Mason County, WV, 0s, 2014                          1,700             457,266
  West Virginia Housing Development Fund,
   7.85s, 2014                                          840             861,739
  West Virginia Housing Development Fund,
   7.95s, 2017                                        1,590           1,651,676
  West Virginia Housing Development Fund, 7.2s,
   2018                                               5,000           5,235,100
  West Virginia Housing Development Fund, 7.2s,
   2020                                               2,000           2,094,040
                                                                  ---------------
                                                                   $ 11,531,991
----------------------------------------------- ----------------  ---------------
Turnpike Revenue - 3.1%
  West Virginia Parkways, Economic Development
   & Tourism Authority, FGIC, 0s, 2006               $1,885        $  1,149,115
  West Virginia Parkways, Economic Development
   & Tourism Authority, RIBS, FGIC, 7.555s,
   2019++++                                           3,300           3,130,809
                                                                  ---------------
                                                                   $  4,279,924
----------------------------------------------- ----------------  ---------------
Universities - 0.8%
  West Virginia University Rev. (West Virginia
   University Dormitory Project), MBIA,
   6.75s, 2017                                       $1,000        $  1,056,590
----------------------------------------------- ----------------  ---------------
Water and Sewer Utility Revenue - 8.1%
  Beckley, WV, Industrial Development Rev.
   (Beckley Water Co.), 7s, 2017                     $2,000        $  2,126,020
  Charleston, WV, Sewer Rev., MBIA,
   6.5s, 2017                                         2,260           2,396,436
  West Virginia Water Development Authority,
   7.625s, 2009                                         500             555,560
  West Virginia Water Development Authority,
   CGIC, 7.5s, 2009                                   1,100           1,176,472
  West Virginia Water Development Authority,
   FSA, 5s, 2018                                      1,270           1,125,614
  West Virginia Water Development Authority,
   FSA, 5.625s, 2033                                  2,300           2,202,571
  West Virginia Water Development Authority,
   FSA, 5.25s, 2035                                   2,000           1,800,440
                                                                  ---------------
                                                                   $ 11,383,113
----------------------------------------------- ----------------  ---------------
Other - 2.8%
  West Virginia Building Commission, Lottery
   Rev., MBIA, 5.25s, 2010                           $1,750        $  1,695,680
  West Virginia Hospital Finance Authority
   (General Division Medical Building),
   7.25s, 2014                                        2,000           2,180,540
                                                                  ---------------
                                                                   $  3,876,220
----------------------------------------------- ----------------  ---------------
Total Municipal Bonds (Identified Cost, $127,222,862)              $134,696,801
----------------------------------------------------------------  ---------------
Floating Rate Demand Note - 1.7%
---------------------------------------------------------------------------------
  Harris County, TX, Hospital Rev. (Methodist
   Hospital), due 12/01/25, at Identified Cost       $2,400        $  2,400,000
  --------------------------------------------- ----------------  ---------------
Total Investments (Identified Cost, $129,622,862)                  $137,096,801

Other Assets, Less Liabilities - 1.9%                                 2,596,906
Net assets - 100.0%                                                $139,693,707
----------------------------------------------- ----------------  ---------------
Portfolio Footnotes:
  **Non-income producing security - in default.
 ###Security segregated as collateral for an open futures contract.
   +Restricted security.
 ss Indexed security.
  ++Security valued by or at the direction of the Trustees.
++++Inverse floating rate security.

See notes to financial statements

28-WV

Financial Statements

Statements of Assets and Liabilities
--------------------------------------------------------------------------------

                                                   Mississippi         New York  North Carolina    Pennsylvania
March 31, 1997                                            Fund             Fund            Fund            Fund
------------------------------------------------- -------------- --------------- ----------------  --------------
Assets:
 Investments -
  Identified cost                                  $73,767,324     $139,282,857    $398,267,120     $39,851,870
  Unrealized appreciation                            2,662,988        6,463,538      19,537,101         394,412
                                                  -------------- --------------- ----------------  --------------
    Total, at value                                $76,430,312     $145,746,395    $417,804,221     $40,246,282
  Cash                                                   7,914              216          88,364         911,077
  Receivable for Fund shares sold                      152,650          439,858         267,786         102,274
  Receivable for investments sold                       --              553,255       1,010,243          10,000
  Interest receivable                                1,415,843        2,240,894       7,210,616         642,253
  Deferred organization expenses                         1,218          --              --                1,478
  Other assets                                          18,743            1,846           5,017             455
                                                  -------------- --------------- ----------------  --------------
     Total assets                                  $78,026,680     $148,982,464    $426,386,247     $41,913,819
                                                  -------------- --------------- ----------------  --------------
Liabilities:
  Distributions payable                            $   181,216     $    263,064    $    739,448     $    75,308
  Payable for Fund shares reacquired                   128,032          182,028       1,541,378          --
  Payable to affiliates -
   Management fee                                        4,671            8,921          20,929           1,142
   Administrative fee                                      127              243             698          --
   Shareholder servicing agent fee                       1,104            2,109           6,046          --
   Distribution and service fee                          2,129            6,244          19,601           4,753
  Accrued expenses and other liabilities                66,075          208,073         122,807           1,226
                                                  -------------- --------------- ----------------  --------------
     Total liabilities                             $   383,354     $    670,682    $  2,450,907     $    82,429
                                                  -------------- --------------- ----------------  --------------
Net assets                                         $77,643,326     $148,311,782    $423,935,340     $41,831,390
                                                  ============== =============== ================  ==============
Net assets consist of:
  Paid-in capital                                  $79,286,211     $145,466,637    $415,111,865     $43,423,898
  Unrealized appreciation on investments             2,662,988        6,463,538      19,537,101         394,412
  Accumulated net realized loss on investments      (4,342,088)      (3,280,303)     (9,998,905)     (2,003,122)
  Accumulated undistributed (distributions in
   excess of) net investment income                     36,215         (338,090)       (714,721)         16,202
                                                  -------------- --------------- ----------------  --------------
     Total                                         $77,643,326     $148,311,782    $423,935,340     $41,831,390
                                                  ============== =============== ================  ==============
Shares of beneficial interest outstanding:
  Class A                                            7,125,487       11,475,221      32,631,174       1,828,105
  Class B                                            1,176,682        2,522,769       3,379,267       2,682,075
  Class C                                               --              --              674,343          --
                                                  -------------- --------------- ----------------  --------------
     Total shares of beneficial interest
      outstanding                                    8,302,169       13,997,990      36,684,784       4,510,180
                                                  ============== =============== ================  ==============
Net assets:
  Class A                                          $66,629,742     $121,587,728    $377,111,536     $16,933,331
  Class B                                           11,013,584       26,724,054      39,035,211      24,898,059
  Class C                                               --              --            7,788,593          --
                                                  -------------- --------------- ----------------  --------------
     Total net assets                              $77,643,326     $148,311,782    $423,935,340     $41,831,390
                                                  ============== =============== ================  ==============
Class A shares:
  Net asset value per share (net assets / shares
   of beneficial interest outstanding)                $9.35           $10.60          $11.56           $9.26
                                                  -------------- --------------- ----------------  --------------
  Offering price per share (100 / 95.25 of net
   asset value per share)                             $9.82           $11.13          $12.14           $9.72
                                                  -------------- --------------- ----------------  --------------
Class B shares:
  Net asset value and offering price per share
   (net assets / shares of beneficial interest
   outstanding)                                       $9.36           $10.59          $11.55           $9.28
                                                  -------------- --------------- ----------------  --------------
Class C shares:
  Net asset value and offering price per share
   (net assets / shares of beneficial interest
   outstanding)                                       $ --            $ --            $11.55           $ --
                                                  -------------- --------------- ----------------  --------------


On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

--------------------------------------------------------------------------------

                                                  South Carolina        Tennessee        Virginia   West Virginia
March 31, 1997                                              Fund             Fund            Fund            Fund
------------------------------------------------- ---------------- --------------- ---------------  ---------------
Assets:
Investments -
 Identified cost                                    $160,011,434     $117,238,373    $382,991,691    $129,622,862
 Unrealized appreciation                               7,996,825        4,701,579      16,569,510       7,473,939
                                                  ---------------- --------------- ---------------  ---------------
   Total, at value                                  $168,008,259     $121,939,952    $399,561,201    $137,096,801
 Cash                                                     32,458           10,571           2,564          62,515
 Receivable for Fund shares sold                         134,782           35,677          80,158          19,448
 Receivable for investments sold                         520,000          120,000       8,490,823         506,257
 Interest receivable                                   2,645,175        1,778,596       6,398,614       2,722,949
 Other assets                                              2,063            1,370           5,076           1,584
                                                  ---------------- --------------- ---------------  ---------------
     Total assets                                   $171,342,737     $123,886,166    $414,538,436    $140,409,554
                                                  ---------------- --------------- ---------------  ---------------
Liabilities:
  Distributions payable                             $    332,770     $    272,622    $    928,550    $    281,163
  Payable for Fund shares reacquired                     126,521          169,492         513,108         135,299
  Payable for investments purchased                      --               925,555         --              206,898
  Payable for daily variation margin on open
   futures contracts                                       5,000          --              --              --
  Payable to affiliates -
   Management fee                                          8,411            6,036          20,350           8,410
   Administrative fee                                        280              204             678             229
   Shareholder servicing agent fee                         2,430            1,744           5,879           1,988
   Distribution and service fee                            8,097            5,725          18,228           6,317
  Accrued expenses and other liabilities                  79,843           68,971         117,311          75,543
                                                  ---------------- --------------- ---------------  ---------------
     Total liabilities                              $    563,352     $  1,450,349    $  1,604,104    $    715,847
                                                  ---------------- --------------- ---------------  ---------------
Net assets                                          $170,779,385     $122,435,817    $412,934,332    $139,693,707
                                                  ---------------- --------------- ---------------  ---------------
Net assets consist of:
  Paid-in capital                                   $166,354,327     $118,844,972    $410,455,974    $136,248,851
  Unrealized appreciation on investments               7,956,099        4,701,579      16,569,510       7,473,939
  Accumulated net realized loss on investments        (3,319,812)      (1,094,486)    (12,833,937)     (3,599,403)
  Accumulated distributions in excess of net
   investment income                                    (211,229)         (16,248)     (1,257,215)       (429,680)
                                                  ---------------- --------------- ---------------  ---------------
     Total                                          $170,779,385     $122,435,817    $412,934,332    $139,693,707
                                                  ---------------- --------------- ---------------  ---------------
Shares of beneficial interest outstanding:
  Class A                                             12,533,883       10,469,429      34,278,440      11,150,306
  Class B                                              1,841,229        1,400,227       2,764,192       1,201,777
  Class C                                                --               --              287,703         --
                                                  ---------------- --------------- ---------------  ---------------
     Total shares of beneficial interest
      outstanding                                     14,375,112       11,869,656      37,330,335      12,352,083
                                                  ---------------- --------------- ---------------  ---------------
Net assets:
  Class A                                           $148,908,081     $108,000,038    $379,185,138    $126,106,518
  Class B                                             21,871,304       14,435,779      30,567,275      13,587,189
  Class C                                                --               --            3,181,919         --
                                                  ---------------- --------------- ---------------  ---------------
     Total net assets                               $170,779,385     $122,435,817    $412,934,332    $139,693,707
                                                  ---------------- --------------- ---------------  ---------------
Class A shares:
  Net asset value per share (net assets / shares
   of beneficial interest outstanding)                 $11.88           $10.32          $11.06          $11.31
                                                  ---------------- --------------- ---------------  ---------------
  Offering price per share (100 / 95.25 of net
   asset value per share)                              $12.47           $10.83          $11.61          $11.87
                                                  ---------------- --------------- ---------------  ---------------
Class B shares:
  Net asset value and offering price per share
   (net assets / shares of beneficial interest
   outstanding)                                        $11.88           $10.31          $11.06          $11.31
                                                  ---------------- --------------- ---------------  ---------------
Class C shares:
  Net asset value and offering price per share
   (net assets / shares of beneficial interest
   outstanding)                                         $ --            $ --            $11.06           $ --
                                                  ---------------- --------------- ---------------  ---------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statements of Operations
--------------------------------------------------------------------------------

                                                        Mississippi       New York   North Carolina    Pennsylvania
Year Ended March 31, 1997                                      Fund           Fund             Fund            Fund
------------------------------------------------------ ------------- --------------- ----------------  --------------
Net investment income:
 Interest income                                         $4,966,003    $ 9,787,701      $26,975,679      $2,472,558
                                                       ------------- --------------- ----------------  --------------
 Expenses -
  Management fee                                         $  455,195    $   856,664      $ 2,418,708      $  236,150
  Trustees' compensation                                     17,356         20,092           20,449          17,482
  Shareholder servicing agent fee                            25,460         48,750          139,356          13,032
  Shareholder servicing agent fee (Class A)                  82,498        146,204          449,338          20,628
  Shareholder servicing agent fee (Class B)                  19,336         45,733           58,534          41,832
  Shareholder servicing agent fee (Class C)                  --             --               10,874          --
  Distribution and service fee (Class A)                     --            320,773        1,382,796          --
  Distribution and service fee (Class B)                     91,722        274,467          361,436         199,947
  Distribution and service fee (Class C)                     --             --               93,824          --
  Administrative fee                                          1,033          1,978            5,652             486
  Custodian fee                                              37,863         69,920          146,209          21,822
  Auditing fees                                              32,369         46,871           42,929          24,758
  Printing                                                    3,841         21,078           45,783           5,118
  Postage                                                     6,742          9,672           24,551           5,416
  Legal fees                                                  4,222          4,710            5,206           3,976
  Amortization of organization expenses                       3,558         --               --               1,759
  Miscellaneous                                              33,501         87,123          155,480          32,850
                                                       ------------- --------------- ----------------  --------------
    Total expenses                                       $  814,696    $ 1,954,035      $ 5,361,125      $  625,256
  Fees paid indirectly                                       (5,095)       (13,902)         (42,863)         (5,705)
  Reduction of expenses by investment adviser                --             --             (288,877)       (376,017)
                                                       ------------- --------------- ----------------  --------------
    Net expenses                                         $  809,601    $ 1,940,133      $ 5,029,385      $  243,534
                                                       ------------- --------------- ----------------  --------------
     Net investment income                               $4,156,402    $ 7,847,568      $21,946,294      $2,229,024
                                                       ------------- --------------- ----------------  --------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                $  152,232    $   (97,546)     $ 1,824,548      $  171,938
  Futures contracts                                        (302,018)      (387,086)        (804,918)       (743,528)
                                                       ------------- --------------- ----------------  --------------
    Net realized gain (loss) on investments              $ (149,786)   $  (484,632)     $ 1,019,630      $ (571,590)
                                                       ------------- --------------- ----------------  --------------
 Change in unrealized appreciation (depreciation) -
  Investments                                            $  174,966    $  (591,419)     $(1,335,706)     $  182,944
  Futures contracts                                          27,512         55,025          140,620         (32,023)
                                                       ------------- --------------- ----------------  --------------
    Net unrealized gain (loss) on investments            $  202,478    $  (536,394)     $(1,195,086)     $  150,921
                                                       ------------- --------------- ----------------  --------------
     Net realized and unrealized gain (loss) on
      investments                                        $   52,692    $(1,021,026)     $  (175,456)     $ (420,669)
                                                       ------------- --------------- ----------------  --------------
      Increase in net assets from operations             $4,209,094    $ 6,826,542      $21,770,838      $1,808,355
                                                       ============= =============== ================  ==============

See notes to financial statements

--------------------------------------------------------------------------------

                                                       South Carolina        Tennessee        Virginia    West Virginia
Year Ended March 31, 1997                                        Fund             Fund            Fund             Fund
------------------------------------------------------ ---------------- --------------- ---------------   ---------------
Net investment income:
 Interest income                                          $11,171,075      $ 7,867,854     $27,409,816       $9,368,813
                                                       ---------------- --------------- ---------------   ---------------

 Expenses -
  Management fee                                          $   980,523      $   681,190     $ 2,377,579       $  800,535
  Trustees' compensation                                       20,449           18,818          17,449           20,449
  Shareholder servicing agent fee                              55,802           39,856         135,950           46,642
  Shareholder servicing agent fee (Class A)                   181,324          125,013         457,481          149,631
  Shareholder servicing agent fee (Class B)                    32,584           22,211          48,544           21,821
  Shareholder servicing agent fee (Class C)                    --               --               3,970           --
  Distribution and service fee (Class A)                      554,405          386,650       1,398,269          462,774
  Distribution and service fee (Class B)                      202,154          136,253         295,898          133,305
  Distribution and service fee (Class C)                       --               --              35,136           --
  Administrative fee                                            2,269            1,627           5,513            1,895
  Custodian fee                                                77,159           52,824         183,693           62,488
  Auditing fees                                                33,630           27,369          32,581           31,270
  Printing                                                     12,924            1,483          25,166           10,232
  Postage                                                      10,284            8,174          21,331            8,579
  Legal fees                                                    5,676            2,522           4,870            4,237
  Miscellaneous                                                45,355           33,875         135,984           41,221
                                                       ---------------- --------------- ---------------   ---------------
    Total expenses                                        $ 2,214,538      $ 1,537,865     $ 5,179,414       $1,795,079
  Fees paid indirectly                                        (15,818)         (17,928)        (67,464)         (11,108)
  Reduction of expenses by investment adviser                (116,415)         (82,026)       (284,139)          --
                                                       ---------------- --------------- ---------------   ---------------
     Net expenses                                         $ 2,082,305      $ 1,437,911     $ 4,827,811       $1,783,971
                                                       ---------------- --------------- ---------------   ---------------
       Net investment income                              $ 9,088,770      $ 6,429,943     $22,582,005       $7,584,842
                                                       ---------------- --------------- ---------------   ---------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                 $   391,815      $   609,471     $  (314,126)      $ (535,635)
  Futures contracts                                          (896,342)        (632,595)     (1,956,129)        (202,933)
                                                       ---------------- --------------- ---------------   ---------------
    Net realized loss on investments                      $  (504,527)     $   (23,124)    $(2,270,255)      $ (738,568)
                                                       ---------------- --------------- ---------------   ---------------
 Change in unrealized appreciation (depreciation) -
  Investments                                             $  (787,134)     $(1,079,488)    $(3,468,141)      $  427,849
  Futures contracts                                           (40,726)          --              66,028           23,878
                                                       ---------------- --------------- ---------------   ---------------
    Net unrealized gain (loss) on investments             $  (827,860)     $(1,079,488)    $(3,402,113)      $  451,727
                                                       ---------------- --------------- ---------------   ---------------
     Net realized and unrealized loss on investments      $(1,332,387)     $(1,102,612)    $(5,672,368)      $ (286,841)
                                                       ---------------- --------------- ---------------   ---------------
      Increase in net assets from operations              $ 7,756,383      $ 5,327,331     $16,909,637       $7,298,001
                                                       ================ =============== ===============   ===============

See notes to financial statements

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Mississippi         New York  North Carolina    Pennsylvania
Year Ended March 31, 1997                                           Fund             Fund            Fund            Fund
--------------------------------------------------------- ---------------- --------------- ---------------  ----------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                      $  4,156,402     $  7,847,568   $  21,946,294     $ 2,229,024
 Net realized gain (loss) on investments                        (149,786)        (484,632)      1,019,630        (571,590)
 Net unrealized gain (loss) on investments                       202,478         (536,394)     (1,195,086)        150,921
                                                          ---------------- --------------- ---------------  ----------------
   Increase in net assets from operations                   $  4,209,094     $  6,826,542   $  21,770,838     $ 1,808,355
                                                          ---------------- --------------- ---------------  ----------------
Distributions declared to shareholders -
 From net investment income (Class A)                       $ (3,636,582)    $ (6,608,917)  $ (19,960,583)    $(1,021,497)
 From net investment income (Class B)                           (488,656)      (1,193,195)     (1,572,775)     (1,235,549)
 From net investment income (Class C)                            --               --             (412,936)         --
 In excess of net investment income (Class A)                    --               --              (57,101)         (5,499)
 In excess of net investment income (Class B)                    --               --               (4,500)         (6,652)
 In excess of net investment income (Class C)                    --               --               (1,180)         --
                                                          ---------------- --------------- ---------------  ----------------
   Total distributions declared to shareholders             $ (4,125,238)    $ (7,802,112)  $ (22,009,075)   $ (2,269,197)
                                                          ---------------- --------------- ---------------  ----------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                           $  5,147,902     $ 18,795,107   $ 150,297,565     $ 6,941,408
 Net asset value of shares issued to shareholders in
  reinvestment of distributions                                1,796,462        4,479,249      12,769,917       1,339,280
 Cost of shares reacquired                                   (15,295,259)     (36,503,476)   (191,439,457)     (8,188,392)
                                                          ---------------- --------------- ---------------  ----------------
   Increase (decrease) in net assets from Fund share
    transactions                                            $ (8,350,895)    $(13,229,120)  $ (28,371,975)    $    92,296
                                                          ---------------- --------------- ---------------  ----------------
    Total decrease in net assets                            $ (8,267,039)    $(14,204,690)  $ (28,610,212)    $  (368,546)
Net assets:
 At beginning of period                                       85,910,365      162,516,472     452,545,552      42,199,936
                                                          ---------------- --------------- ---------------  ----------------
 At end of period                                           $ 77,643,326     $148,311,782   $ 423,935,340     $41,831,390
                                                          ---------------- --------------- ---------------  ----------------
Accumulated undistributed (distributions in excess of)
  net investment income included in net assets at end of
  period                                                    $     36,215     $   (338,090)  $    (714,721)    $    16,202
                                                          ================ =============== ===============  ================

See notes to financial statements

--------------------------------------------------------------------------------

                                                          South Carolina       Tennessee         Virginia    West Virginia
Year Ended March 31, 1997                                           Fund            Fund             Fund             Fund
 ------------------------------------------------------------------------  --------------- ----------------  ---------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                      $  9,088,770    $  6,429,943    $  22,582,005     $  7,584,842
 Net realized loss on investments                               (504,527)        (23,124)      (2,270,255)        (738,568)
 Net unrealized gain (loss) on investments                      (827,860)     (1,079,488)      (3,402,113)         451,727
                                                         ----------------  --------------- ----------------  ---------------
   Increase in net assets from operations                   $  7,756,383    $  5,327,331    $  16,909,637     $  7,298,001
                                                         ----------------  --------------- ----------------  ---------------
Distributions declared to shareholders -
 From net investment income (Class A)                       $ (8,123,664)   $ (5,716,145)   $ (21,012,643)    $ (6,960,660)
 From net investment income (Class B)                           (895,171)       (609,095)      (1,346,865)        (608,405)
 From net investment income (Class C)                            --              --              (161,724)         --
                                                         ----------------  --------------- ----------------  ---------------
   Total distributions declared to shareholders             $ (9,018,835)   $ (6,325,240)   $ (22,521,232)    $ (7,569,065)
                                                         ----------------  --------------- ----------------  ---------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                           $ 14,266,849    $ 12,503,086    $ 158,319,115     $  8,573,897
 Net asset value of shares issued to shareholders  in
  reinvestment of distributions                                4,940,927       3,089,989       10,962,194        4,100,851
 Cost of shares reacquired                                   (32,386,589)    (14,905,124)    (200,929,656)     (19,870,458)
                                                         ----------------  --------------- ----------------  ---------------
   Increase (decrease) in net assets from Fund share
    transactions                                            $(13,178,813)   $    687,951    $ (31,648,347)    $ (7,195,710)
                                                         ----------------  --------------- ----------------  ---------------
    Total decrease in net assets                            $(14,441,265)   $   (309,958)   $ (37,259,942)    $ (7,466,774)
Net assets:
 At beginning of period                                      185,220,650     122,745,775      450,194,274      147,160,481
                                                         ----------------  --------------- ----------------  ---------------
 At end of period                                           $170,779,385    $122,435,817    $ 412,934,332     $139,693,707
                                                         ----------------  --------------- ----------------  ---------------
Accumulated distributions in excess of net investment
  income included in net assets at end of period            $   (211,229)   $    (16,248)   $  (1,257,215)    $   (429,680)
                                                         ================  =============== ================  ===============

See notes to financial statements

--------------------------------------------------------------------------------

                                                            Mississippi         New York   North Carolina    Pennsylvania
Year Ended March 31, 1996                                          Fund             Fund             Fund            Fund
--------------------------------------------------------- --------------- --------------- ----------------  ---------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                     $  4,874,834     $  8,386,733    $  22,978,702     $ 2,103,242
 Net realized gain (loss) on investments                       (468,604)       4,046,405        4,503,226        (391,379)
 Net unrealized gain (loss) on investments                    2,480,286         (907,958)       1,749,598         786,766
                                                          --------------- --------------- ----------------  ---------------
   Increase in net assets from operations                  $  6,886,516     $ 11,525,180    $  29,231,526     $ 2,498,629
                                                          --------------- --------------- ----------------  ---------------
Distributions declared to shareholders -
 From net investment income (Class A)                      $ (4,360,203)    $ (7,263,571)   $ (21,314,451)    $  (990,676)
 From net investment income (Class B)                          (514,631)      (1,123,162)      (1,292,311)     (1,117,148)
 From net investment income (Class C)                           --               --              (371,940)         --
 In excess of net investment income (Class A)                   (11,291)         (76,432)         (76,544)         --
 In excess of net investment income (Class B)                    (1,333)         (11,819)          (4,641)         --
 In excess of net investment income (Class C)                   --               --                (1,336)         --
                                                          --------------- --------------- ----------------  ---------------
   Total distributions declared to shareholders            $ (4,887,458)    $ (8,474,984)   $ (23,061,223)    $(2,107,824)
                                                          --------------- --------------- ----------------  ---------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                          $ 10,936,455     $ 34,552,591    $  97,550,746     $ 6,446,099
 Issued in connection with the acquisition of the
  Advantage Fund                                                --            14,684,566          --           14,818,825
 Net asset value of shares issued to shareholders in
  reinvestment of distributions                               2,349,051        5,133,804       13,374,416       1,301,093
 Cost of shares reacquired                                  (17,836,086)     (53,386,143)    (128,090,675)     (4,865,944)
                                                          --------------- --------------- ----------------  ---------------
   Increase (decrease) in net assets from Fund share
    transactions                                           $ (4,550,580)    $    984,818    $ (17,165,513)    $17,700,073
                                                          --------------- --------------- ----------------  ---------------
    Total increase (decrease) in net assets                $ (2,551,522)    $  4,035,014    $ (10,995,210)    $18,090,878
Net assets:
 At beginning of period                                      88,461,887      158,481,458      463,540,762      24,109,058
                                                          --------------- --------------- ----------------  ---------------
 At end of period                                          $ 85,910,365     $162,516,472    $ 452,545,552     $42,199,936
                                                          --------------- --------------- ----------------  ---------------
Accumulated undistributed (distributions in excess of)
  net investment income included in net assets at end of
  period                                                   $    (33,004)    $   (430,606)   $  (1,035,031)    $    28,022
                                                          =============== =============== ================  ===============

See notes to financial statements

--------------------------------------------------------------------------------

                                                          South Carolina       Tennessee         Virginia    West Virginia
Year Ended March 31, 1996                                           Fund            Fund             Fund             Fund
 ------------------------------------------------------------------------  --------------- ----------------  ---------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                      $  9,387,094    $  6,446,216    $  23,707,705     $  7,530,240
 Net realized gain (loss) on investments                         (27,045)        870,217        3,901,116          207,892
 Net unrealized gain on investments                            1,723,191         888,249        1,645,937        1,172,683
                                                         ----------------  --------------- ----------------  ---------------
   Increase in net assets from operations                   $ 11,083,240    $  8,204,682    $  29,254,758     $  8,910,815
                                                         ----------------  --------------- ----------------  ---------------
Distributions declared to shareholders -
 From net investment income (Class A)                       $ (8,720,747)   $ (5,935,131)   $ (22,461,025)    $ (6,996,162)
 From net investment income (Class B)                           (666,347)       (511,085)      (1,128,382)        (534,078)
 From net investment income (Class C)                            --              --              (118,298)         --
 In excess of net investment income (Class A)                     (7,833)        (26,378)        (205,431)         (26,236)
 In excess of net investment income (Class B)                       (598)         (2,271)         (10,320)          (2,003)
 In excess of net investment income (Class C)                    --              --                (1,082)         --
                                                         ----------------  --------------- ----------------  ---------------
   Total distributions declared to shareholders             $ (9,395,525)   $ (6,474,865)   $ (23,924,538)    $ (7,558,479)
                                                         ----------------  --------------- ----------------  ---------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                           $ 19,862,472    $  9,264,655    $  92,397,697     $ 17,491,754
 Net asset value of shares issued to shareholders in
  reinvestment of distributions                                5,148,735       3,118,511       12,033,414        4,098,096
 Cost of shares reacquired                                   (25,486,913)    (18,945,783)    (114,561,422)     (13,443,792)
                                                         ----------------  --------------- ----------------  ---------------
   Increase (decrease) in net assets from Fund share
    transactions                                            $   (475,706)   $ (6,562,617)   $ (10,130,311)    $  8,146,058
                                                         ----------------  --------------- ----------------  ---------------
    Total increase (decrease) in net assets                 $  1,212,009    $ (4,832,800)   $  (4,800,091)    $  9,498,394
Net assets:
 At beginning of period                                      184,008,641     127,578,575      454,994,365      137,662,087
                                                         ----------------  --------------- ----------------  ---------------
 At end of period                                           $185,220,650    $122,745,775    $ 450,194,274     $147,160,481
                                                         ----------------  --------------- ----------------  ---------------
Accumulated distributions in excess of net investment
  income included in net assets at end of period            $   (329,568)   $   (176,038)   $  (1,467,910)    $   (445,457)
                                                         ================  =============== ================  ===============

See notes to financial statements

Financial Highlights
--------------------------------------------------------------------------------

                                                        Mississippi Fund
-----------------------------------------------------  --------------------  ------------------------------------------------
                                                                                      Two Months
                                                                                      Ended
                                                            Year Ended March 31,      March 31,      Year Ended January 31,
----------------------------------------------------- ------------------------------- ------------ -------------------------
                                                        1997      1996       1995       1994          1994         1993*
-----------------------------------------------------  ---------  ---------  --------------------- ------------ ------------
                                                        Class A
-----------------------------------------------------  ---------  -----------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $  9.35   $  9.15    $  9.19     $ 10.00      $  9.38      $  9.53
                                                       ---------  ---------  --------------------- ------------ ------------
Income from investment operations# -
  Net investment income ss                              $  0.48   $  0.52    $  0.54     $  0.09      $  0.55      $  0.24
  Net realized and unrealized gain (loss) on
   investments                                             --        0.20      (0.01)      (0.81)        0.62        (0.15)
                                                       ---------  ---------  --------------------- ------------ ------------
   Total from investment operations                     $  0.48   $  0.72    $  0.53     $ (0.72)     $  1.17      $  0.09
                                                       ---------  ---------  --------------------- ------------ ------------
Less distributions declared to shareholders -
  From net investment income++++                        $ (0.48)  $ (0.52)   $ (0.54)    $ (0.09)     $ (0.55)     $ (0.24)
  From net realized gain on investments++++++              --        --        (0.00)       --           --           --
  In excess of net realized gain on investments            --        --        (0.03)       --           --           --
                                                       ---------  ---------  --------------------- ------------ ------------
   Total distributions declared to shareholders         $ (0.48)  $ (0.52)   $ (0.57)    $ (0.09)     $ (0.55)     $ (0.24)
                                                       ---------  ---------  --------------------- ------------ ------------
Net asset value - end of period                         $  9.35   $  9.35    $  9.15     $  9.19      $ 10.00      $  9.38
                                                       =========  =========  ===================== ============ ============
Total return++                                            5.22%     7.99%      6.08%     (7.20)%+++    12.80%        5.00%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                               0.87%     0.45%      0.22%       0.10%+       0.03%        0.00%+
 Net investment income                                    5.14%     5.51%      5.99%       5.69%+       5.68%        5.59%+
Portfolio turnover                                          17%       31%        47%          2%          28%          14%
Net assets at end of period (000 omitted)               $66,630   $74,435    $79,033     $79,541      $84,177      $41,212
     *For the period from the commencement of investment operations, August 6, 1992, to January 31, 1993.
     +Annualized.
   +++Not annualized.
     #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ++++For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were
      $0.0013, and $0.0035, respectively.
++++++For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0016.
    ssThe investment adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% of average daily net assets for Class A shares for certain of the periods indicated. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
       Net investment income                                 --     $0.48      $0.48       $0.08        $0.45        $0.19
       Ratios (to average net assets):
        Expenses##                                           --     0.88%      0.93%       0.88%+       1.01%        1.17%+
        Net investment income                                --     5.08%      5.28%       4.91%+       4.69%        4.42%+

See notes to financial statements

--------------------------------------------------------------------------------

                                                        Mississippi Fund
-----------------------------------------------------  -------------------- --------------------------------------
                                                                                      Two Months
                                                                                      Ended        Year Ended
                                                            Year Ended March 31,      March 31,    January 31,
----------------------------------------------------- ------------------------------- ------------  --------------
                                                        1997      1996        1995       1994           1994**
-----------------------------------------------------  ---------  ---------  ---------------------  --------------
                                                        Class B
-----------------------------------------------------  ---------  ------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $  9.36   $  9.16     $ 9.19     $ 9.99         $ 9.94
                                                       ---------  ---------  ---------------------  --------------
Income from investment operations# -
  Net investment income ss                              $  0.40   $  0.44     $ 0.45     $ 0.07         $ 0.18
  Net realized and unrealized gain (loss) on
   investments                                             --        0.20       --        (0.79)          0.05
                                                       ---------  ---------  ---------------------  --------------
   Total from investment operations                     $  0.40   $  0.64     $ 0.45     $(0.72)        $ 0.23
                                                       ---------  ---------  ---------------------  --------------
Less distributions declared to shareholders -
  From net investment income++++                        $ (0.40)  $ (0.44)    $(0.45)    $(0.08)        $(0.18)
  From net realized gain on investments++++++              --        --        (0.00)      --             --
  In excess of net realized gain on investments            --        --        (0.03)      --             --
                                                       ---------  ---------  ---------------------  --------------
   Total distributions declared to shareholders         $ (0.40)  $ (0.44)    $(0.48)    $(0.08)        $(0.18)
                                                       ---------  ---------  ---------------------  --------------
Net asset value - end of period                         $  9.36   $  9.36     $ 9.16     $ 9.19         $ 9.99
                                                       =========  =========  =====================  ==============
Total return                                              4.33%     7.11%      5.14%    (7.27)%+++       2.33%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                               1.72%     1.28%      1.23%      1.10%+         1.06%+
 Net investment income                                    4.29%     4.67%      4.97%      4.67%+         4.29%+
Portfolio turnover                                          17%       31%        47%         2%            28%
Net assets at end of period (000 omitted)               $11,014   $11,475     $9,429     $6,526         $6,268
    **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
     +Annualized.
   +++Not annualized.
     #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++++For the years ended March 31, 1996 and 1995 and the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.0011, $0.0029 and $0.002, respectively.
++++++For the year ended March 31, 1995, the per share distribution from net realized gain on investments was
      $0.0016.
   ss The investment adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.95% of average daily net assets for Class B shares for certain of the periods indicated. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
       Net investment income                                 --     $0.40      $0.38      $0.06          $0.14
       Ratios (to average net assets):
        Expenses##                                           --     1.71%      2.01%      1.95%+         2.12%+
        Net investment income                                --     4.24%      4.19%      3.82%+         3.23%+

See notes to financial statements

--------------------------------------------------------------------------------

                                                                New York Fund
 ---------------------------------------------------------- ---------------------- -----------  ------------
                                                                                                 Two Months
                                                                                                 Ended
                                                                   Year Ended March 31,          March 31,
 ---------------------------------------------------------- ----------------------------------  ------------
                                                             1997        1996        1995        1994
 --------------------------------------------------------------------- ----------- -----------  ------------
                                                             Class A
 --------------------------------------------------------------------- ------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $  10.66    $  10.49    $  10.50    $  11.34
                                                           ----------- ----------- -----------  ------------
Income from investment operations # -
  Net investment income ss                                   $   0.55    $   0.55    $   0.56    $   0.09
  Net realized and unrealized gain (loss) on investments        (0.06)       0.17        0.05       (0.84)
                                                           ----------- ----------- -----------  ------------
   Total from investment operations                          $   0.49    $   0.72    $   0.61    $  (0.75)
                                                           ----------- ----------- -----------  ------------
Less distributions declared to shareholders -
  From net investment income                                 $  (0.55)   $  (0.55)   $  (0.56)   $  (0.06)
  In excess of net investment income++++                        --          (0.00)      (0.01)      (0.03)
  In excess of net realized gain on investments                 --          --          (0.05)      --
                                                           ----------- ----------- -----------  ------------
   Total distributions declared to shareholders              $  (0.55)   $  (0.55)   $  (0.62)   $  (0.09)
                                                           ----------- ----------- -----------  ------------
Net asset value - end of period                              $  10.60    $  10.66    $  10.49    $  10.50
                                                           =========== =========== ===========  ============
Total return++                                                  4.68%       6.98%       6.03%     (6.58)%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                     1.11%       1.10%       1.07%       1.03%+
 Net investment income                                          5.18%       5.09%       5.43%       5.09%+
Portfolio turnover                                                64%        102%        147%         15%
Net assets at end of period (000 omitted)                    $121,588    $134,449    $146,597    $162,621
    +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was
    $0.0058.
 ss The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
       Net investment income                                    --          $0.54       $0.55       $0.07
       Ratios (to average net assets):
        Expenses##                                              --          1.20%       1.18%       1.23%+
        Net investment income                                   --          4.99%       5.31%       4.88%+

See notes to financial statements

--------------------------------------------------------------------------------

                                                        New York Fund
-----------------------------------------------------  ----------------------  ------------------------------------------
                Year Ended January 31,                  1994       1993        1992       1991       1990       1989*
----------------------------------------------------- ----------- -----------  --------- ---------  --------- ----------
                                                        Class A
----------------------------------------------------- ----------- ------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $  10.78   $  10.25    $  9.90    $  9.74    $  9.79    $ 9.53
                                                      ----------- -----------  --------- ---------  --------- ----------
Income from investment operations -
  Net investment income ss                              $   0.59   $   0.63    $  0.65    $  0.65    $  0.68    $ 0.29
  Net realized and unrealized gain on investments           0.74       0.58       0.44       0.16       0.01      0.21
                                                      ----------- -----------  --------- ---------  --------- ----------
   Total from investment operations                     $   1.33   $   1.21    $  1.09    $  0.81    $  0.69    $ 0.50
                                                      ----------- -----------  --------- ---------  --------- ----------
Less distributions declared to shareholders -
  From net investment income                            $  (0.57)  $  (0.65)   $ (0.69)   $ (0.65)   $ (0.67)   $(0.24)
  From net realized gain on investments                    (0.17)     (0.03)     (0.05)      --        (0.06)     --
  In excess of net investment income                       (0.03)     --          --         --         --        --
  From paid-in capital                                     --         --          --         --        (0.01)     --
                                                      ----------- -----------  --------- ---------  --------- ----------
   Total distributions declared to shareholders         $  (0.77)  $  (0.68)   $ (0.74)   $ (0.65)   $ (0.74)   $(0.24)
                                                      ----------- -----------  --------- ---------  --------- ----------
Net asset value - end of period                         $  11.34   $  10.78    $ 10.25    $  9.90    $  9.74    $ 9.79
                                                      =========== ===========  ========= =========  ========= ==========
Total return++                                            12.69%     12.23%     11.42%      8.74%      7.33%     8.16%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses                                                  0.93%      0.53%      0.65%      0.54%      0.40%     0.40%+
 Net investment income                                     5.21%      6.16%      6.44%      6.73%      6.88%     5.93%+
Portfolio turnover                                           51%        61%        80%       188%       236%       32%
Net assets at end of period (000 omitted)               $184,523   $135,749    $79,524    $37,385    $20,156    $6,412
  *For the period from the commencement of investment operations, June 6, 1988, to January 31, 1989.
  +Annualized.
 ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
ss The investment adviser and/or distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income                                  $0.56      $0.57      $0.60      $0.61      $0.59     $0.26
    Ratios (to average net assets):
     Expenses                                              1.23%      1.13%      1.16%      0.95%      1.32%     1.09%+
     Net investment income                                 4.91%      5.56%      5.93%      6.33%      5.96%     5.24%+

See notes to financial statements

--------------------------------------------------------------------------------

                                                               New York Fund
 ---------------------------------------------------------- --------------------  --------- ------------  --------------
                                                                                               Two Months
                                                                                               Ended        Year Ended
                                                                 Year Ended March 31,          March 31,    January 31,
 -----------------------------------------------------------------------------------------  ------------  --------------
                                                             1997       1996      1995         1994          1994**
 ---------------------------------------------------------- ---------  ---------  --------- ------------  --------------
                                                             Class B
 ---------------------------------------------------------- ---------  ---------  --------- ------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $ 10.66    $ 10.49   $ 10.50      $11.34        $11.46
                                                            ---------  ---------  --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                                    $  0.47    $  0.47   $  0.47      $ 0.07        $ 0.18
 Net realized and unrealized gain (loss) on investments        (0.07)      0.17      0.05       (0.83)         0.04
                                                            ---------  ---------  --------- ------------  --------------
  Total from investment operations                           $  0.40    $  0.64   $  0.52      $(0.76)       $ 0.22
                                                            ---------  ---------  --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income                                  $ (0.47)   $ (0.47)  $ (0.47)     $(0.07)       $(0.18)
 From net realized gain on investments                          --         --        --          --           (0.15)
 In excess of net investment income++++                         --        (0.00)    (0.01)      (0.01)        (0.01)
 In excess of net realized gain on investments                  --         --       (0.05)       --            --
                                                            ---------  ---------  --------- ------------  --------------
  Total distributions declared to shareholders               $ (0.47)   $ (0.47)  $ (0.53)     $(0.08)       $(0.34)
                                                            ---------  ---------  --------- ------------  --------------
Net asset value - end of period                              $ 10.59    $ 10.66   $ 10.49      $10.50        $11.34
                                                            =========  =========  ========= ============  ==============
Total return                                                   3.77%      6.10%     5.17%     (6.71)%+++      5.20%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses ##                                                   1.92%      1.92%     1.89%       1.87%+        1.79%+
 Net investment income                                         4.37%      4.27%     4.58%       4.21%+        3.90%+
Portfolio turnover                                               64%       102%      147%         15%           51%
Net assets at end of period (000 omitted)                    $26,724    $28,068   $11,885      $6,265        $4,828
  **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0048.
 ss The investment adviser and/or distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                                       --         --     $0.47       $0.07         $0.17
      Ratios (to average net assets):
       Expenses##                                                 --         --     1.91%       1.97%+        2.00%+
       Net investment income                                      --         --     4.57%       4.11%+        3.69%+

See notes to financial statements

--------------------------------------------------------------------------------

                                                      North Carolina Fund
---------------------------------------------------  ---------------------- ----------- -------------------------- -----------
                                                                                          Two Months
                                                                                          Ended        Year Ended
                                                           Year Ended March 31,           March 31,    January 31,
---------------------------------------------------  ---------------------------------- -------------------------- -----------
                                                      1997       1996        1995         1994          1994         1993
--------------------------------------------------- ----------- ----------- ----------- -------------------------- -----------
                                                      Class A
--------------------------------------------------- ----------- ----------- ----------- -------------------------- -----------
Per share data (for a share outstanding throughout each
  period):
Net asset value - beginning of period                 $  11.57   $  11.42    $  11.48     $  12.37      $  11.80     $  11.45
                                                    ----------- ----------- ----------- -------------------------- -----------
Income from investment operations# -
 Net investment income ss                             $   0.59   $   0.59    $   0.61     $   0.10      $   0.64     $   0.65
 Net realized and unrealized gain (loss) on
  investments                                            (0.01)      0.15        0.03        (0.89)         0.58         0.37
                                                    ----------- ----------- ----------- -------------------------- -----------
  Total from investment operations                    $   0.58   $   0.74    $   0.64     $  (0.79)     $   1.22     $   1.02
                                                    ----------- ----------- ----------- -------------------------- -----------
Less distributions declared to shareholders -
 From net investment income                           $  (0.59)  $  (0.59)   $  (0.60)    $  (0.07)     $  (0.61)    $  (0.67)
 From net realized gain on investments                   --         --          (0.06)       --            (0.01)       --
 In excess of net investment income++++                  (0.00)     (0.00)      --           (0.03)        (0.03)       --
 In excess of net realized gain on investments           --         --          (0.04)       --            --           --
                                                    ----------- ----------- ----------- -------------------------- -----------
  Total distributions declared to shareholders        $  (0.59)  $  (0.59)   $  (0.70)    $  (0.10)     $  (0.65)    $  (0.67)
                                                    ----------- ----------- ----------- -------------------------- -----------
Net asset value - end of period                       $  11.56   $  11.57    $  11.42     $  11.48      $  12.37     $  11.80
                                                    =========== =========== =========== ========================== ===========
Total return++                                           5.09%      6.56%       5.86%      (6.39)%+++     10.59%        9.23%
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                              1.08%      1.17%       1.16%        1.16%+        1.19%        1.07%
 Net investment income                                   5.05%      5.04%       5.38%        4.96%+        5.21%        5.80%
Portfolio turnover                                         33%        30%         58%           2%           12%           2%
Net assets at end of period (000 omitted)             $377,112   $409,347    $429,131     $460,321      $495,158     $398,352
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the years ended March 31, 1997 and 1996, the per share distributions in excess of net investment income were $0.002 and $0.002, respectively.
 ss The investment adviser voluntarily waived a portion of its management fee, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                              $0.58      --          --           --            --           --
      Ratios (to average net assets):
       Expenses##                                        1.15%      --          --           --            --           --
       Net investment income                             4.98%      --          --           --            --           --

See notes to financial statements

42
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Financial Highlights - continued
--------------------------------------------------------------------------------

                                                             North Carolina Fund
 ---------------------------------------------------------- ---------------------- ----------- ----------- -----------
Year Ended January 31,                                       1992        1991        1990       1989        1988
 --------------------------------------------------------------------- ----------- ----------- ----------- -----------
                                                             Class A
 --------------------------------------------------------------------- ----------- ----------- ----------- -----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $  11.30    $  11.18    $  11.15   $  11.13    $  11.82
                                                           ----------- ----------- ----------- ----------- -----------
Income from investment operations -
 Net investment income                                       $   0.70    $   0.72    $   0.73   $   0.74    $   0.73
 Net realized and unrealized gain (loss) on investments          0.26        0.17        0.03       0.02       (0.69)
                                                           ----------- ----------- ----------- ----------- -----------
  Total from investment operations                           $   0.96    $   0.89    $   0.76   $   0.76    $   0.04
                                                           ----------- ----------- ----------- ----------- -----------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.76)   $  (0.72)   $  (0.73)  $  (0.74)   $  (0.73)
 From net realized gain on investments                          (0.01)      (0.05)      --         --          --
 From paid-in capital++++                                       (0.04)      (0.00)      --         --          --
                                                           ----------- ----------- ----------- ----------- -----------
  Total distributions declared to shareholders               $  (0.81)   $  (0.77)   $  (0.73)  $  (0.74)   $  (0.73)
                                                           ----------- ----------- ----------- ----------- -----------
Net asset value - end of period                              $  11.45    $  11.30    $  11.18   $  11.15    $  11.13
                                                           =========== =========== =========== =========== ===========
Total return++                                                  8.82%       8.34%       6.97%      7.12%       0.65%
Ratios (to average net assets)/Supplemental data:
Expenses                                                        1.09%       1.09%       1.12%      1.11%       1.08%
 Net investment income                                          6.17%       6.47%       6.48%      6.70%       6.71%
Portfolio turnover                                                39%         44%         61%        25%         10%
Net assets at end of period (000 omitted)                    $312,466    $226,806    $175,101   $129,287    $110,462
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended January 31, 1991, the per share distribution from paid-in capital was $0.0005.

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                                                                              43
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Financial Highlights - continued
--------------------------------------------------------------------------------

                                                             North Carolina Fund
 ---------------------------------------------------------- --------------------  --------- -------------  --------------
                                                                                               Two Months
                                                                                               Ended          Year Ended
                                                                 Year Ended March 31,          March 31,      January 31,
 -----------------------------------------------------------------------------------------  -------------  --------------
                                                             1997       1996      1995         1994           1994**
 ---------------------------------------------------------- ---------  ---------  --------- -------------  --------------
                                                             Class B
 ---------------------------------------------------------- ---------  ---------  --------- -------------  --------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $ 11.56    $ 11.42   $ 11.47      $ 12.36        $ 12.36
                                                            ---------  ---------  --------- -------------  --------------
Income from investment operations# -
 Net investment income ss                                    $  0.50    $  0.50   $  0.52      $  0.08        $  0.22
 Net realized and unrealized gain (loss) on investments         --         0.14      0.05        (0.89)          0.01
                                                            ---------  ---------  --------- -------------  --------------
  Total from investment operations                           $  0.50    $  0.64   $  0.57      $ (0.81)       $  0.23
                                                            ---------  ---------  --------- -------------  --------------
Less distributions declared to shareholders -
 From net investment income                                  $ (0.51)   $ (0.50)  $ (0.52)     $ (0.08)       $ (0.21)
 From net realized gain on investments                          --         --       (0.06)        --            (0.01)
 In excess of net investment income++++                        (0.00)     (0.00)     --          (0.00)         (0.01)
 In excess of net realized gain on investments                  --         --       (0.04)        --             --
                                                            ---------  ---------  --------- -------------  --------------
  Total distributions declared to shareholders               $ (0.51)   $ (0.50)  $ (0.62)     $ (0.08)       $ (0.23)
                                                            ---------  ---------  --------- -------------  --------------
Net asset value - end of period                              $ 11.55    $ 11.56   $ 11.42      $ 11.47        $ 12.36
                                                            =========  =========  ========= =============  ==============
Total return                                                   4.36%      5.70%     5.20%      (6.51)%+++       4.58%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                    1.78%      1.90%     1.88%        1.88%+         1.84%+
 Net investment income                                         4.36%      4.30%     4.64%        4.18%+         4.03%+
Portfolio turnover                                               33%        30%       58%           2%            12%
Net assets at end of period (000 omitted)                    $39,035    $33,847   $26,260      $15,866        $13,379
  **For the period from the commencement of offering Class B shares, September 7, 1993 to January 31, 1994.
  +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the years ended March 31, 1997 and 1996, and the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.001, $0.002 and $0.004, respectively.
 ss The investment adviser voluntarily waived a portion of its management fee, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                                    $0.49       --        --           --             --
      Ratios (to average net assets):
       Expenses##                                              1.85%       --        --           --             --
       Net investment income                                   4.29%       --        --           --             --

See notes to financial statements

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Financial Highlights - continued
--------------------------------------------------------------------------------

                                                             North Carolina Fund
 ---------------------------------------------------------- --------------------  --------- -------------  ---------------
                                                                                               Two Months
                                                                                               Ended          Period Ended
                                                                 Year Ended March 31,          March 31,      January 31,
 -----------------------------------------------------------------------------------------  -------------  ---------------
                                                             1997       1996       1995        1994           1994***
 ---------------------------------------------------------- ---------  ---------  --------- -------------  ---------------
                                                             Class C
 ---------------------------------------------------------- ---------  ---------  --------- -------------  ---------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $11.56     $11.41     $11.47      $12.36         $ 12.24
                                                            ---------  ---------  --------- -------------  ---------------
Income from investment operations# -
 Net investment income ss                                    $ 0.52     $ 0.51     $ 0.53      $ 0.10         $  0.02
 Net realized and unrealized gain (loss) on investments       (0.02)      0.15       0.04       (0.90)           0.12
                                                            ---------  ---------  --------- -------------  ---------------
  Total from investment operations                           $ 0.50     $ 0.66     $ 0.57      $(0.80)        $  0.14
                                                            ---------  ---------  --------- -------------  ---------------
Less distributions declared to shareholders -
 From net investment income                                  $(0.51)    $(0.51)    $(0.53)     $(0.09)        $ (0.02)
 From net realized gain on investments                         --         --        (0.06)       --              --
 In excess of net investment income++++                       (0.00)     (0.00)      --         (0.00)          (0.00)
 In excess of net realized gain on investments                 --         --        (0.04)       --              --
                                                            ---------  ---------  --------- -------------  ---------------
  Total distributions declared to shareholders               $(0.51)    $(0.51)    $(0.63)     $(0.09)        $ (0.02)
                                                            ---------  ---------  --------- -------------  ---------------
Net asset value - end of period                              $11.55     $11.56     $11.41      $11.47         $ 12.36
                                                            =========  =========  ========= =============  ===============
Total return                                                  4.41%      5.87%      5.18%     (6.50)%+++       16.50%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                   1.73%      1.83%      1.81%       1.82%+          1.44%+
 Net investment income                                        4.40%      4.38%      4.71%       4.25%+          2.33%+
Portfolio turnover                                              33%        30%        58%          2%             12%
Net assets at end of period (000 omitted)                    $7,789     $9,352     $8,149      $6,661         $ 4,584
 ***For the period from the commencement of offering of Class C shares, January 3, 1994, to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the years ended March 31, 1997 and 1996, the two months ended March 31, 1994, and the year ended January 31,
    1994, the per share distributions in excess of net investment income were $0.002, $0.002, $0.002 and $0.003, respectively.
 ss The investment adviser waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                                   $0.51       --         --          --              --
      Ratios (to average net assets):
       Expenses##                                             1.80%       --         --          --              --
       Net investment income                                  4.33%       --         --          --              --

See notes to financial statements

                                                                              45
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--------------------------------------------------------------------------------

                                                             Pennsylvania Fund
 ---------------------------------------------------------- --------------------  --------- -------------  ---------------
                                                                                               Two Months
                                                                                               Ended          Period Ended
                                                                 Year Ended March 31,          March 31,      January 31,
 -----------------------------------------------------------------------------------------  -------------  ---------------
                                                             1997       1996      1995         1994           1994*
 ---------------------------------------------------------- ---------  ---------  --------- -------------  ---------------
                                                             Class A
 ---------------------------------------------------------- ---------  ---------  --------- -------------  ---------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $  9.37    $  9.29   $  9.15      $ 10.14        $  9.53
                                                            ---------  ---------  --------- -------------  ---------------
Income from investment operations# -
 Net investment income ss                                    $  0.53    $  0.54   $  0.54      $  0.09        $  0.50
 Net realized and unrealized gain (loss) on investments        (0.10)      0.09      0.18        (0.99)          0.62
                                                            ---------  ---------  --------- -------------  ---------------
  Total from investment operations                           $  0.43    $  0.63   $  0.72      $ (0.90)       $  1.12
                                                            ---------  ---------  --------- -------------  ---------------
Less distributions declared to shareholders -
 From net investment income                                  $ (0.54)   $ (0.55)  $ (0.54)     $ (0.09)       $ (0.50)
 From net realized gain on investments                          --         --       (0.01)        --            (0.01)
 In excess of net investment income++++                        (0.00)      --        --           --             --
 In excess of net realized gain on investments                  --         --       (0.03)        --             --
                                                            ---------  ---------  --------- -------------  ---------------
  Total distributions declared to shareholders               $ (0.54)   $ (0.55)  $ (0.58)     $ (0.09)       $ (0.51)
                                                            ---------  ---------  --------- -------------  ---------------
Net asset value - end of period                              $  9.26    $  9.37   $  9.29      $  9.15        $ 10.14
                                                            =========  =========  ========= =============  ===============
Total return++                                                 4.67%      6.85%     8.14%      (8.91)%+++      12.12%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                    0.10%      0.10%     0.01%        0.00%+         0.00%+
 Net investment income                                         5.66%      5.76%     5.97%        5.43%+         5.30%+
Portfolio turnover                                               42%        40%       49%           1%            10%
Net assets at end of period (000 omitted)                    $16,933    $18,030   $16,411      $13,961        $13,987
   *For the period from the commencement of investment operations, February 1, 1993, to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1997, the per share distributions in excess of net investment income was $0.003.
 ss The investment adviser voluntarily agreed to maintain expenses of the Fund at not more than 1.30% of average daily net assets for Class A shares. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
      Net investment income                                    $0.45      $0.45     $0.43        $0.06          $0.32
      Ratios (to average net assets):
       Expenses##                                              0.95%      1.00%     1.18%        1.84%+         1.94%+
       Net investment income                                   4.81%      4.86%     4.80%        3.60%+         3.36%+

See notes to financial statements

46
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Financial Highlights - continued
--------------------------------------------------------------------------------

                                                             Pennsylvania Fund
 ---------------------------------------------------------- --------------------  --------- -------------  ---------------
                                                                                               Two Months
                                                                                               Ended           Period Ended
                                                                 Year Ended March 31,          March 31,       January 31,
 -----------------------------------------------------------------------------------------  -------------  ---------------
                                                             1997       1996       1995        1994            1994**
 ---------------------------------------------------------- ---------  ---------  --------- -------------  ---------------
                                                             Class B
 ---------------------------------------------------------- ---------  ---------  --------- -------------  ---------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $  9.39    $  9.29    $ 9.15      $10.15          $10.06
                                                            ---------  ---------  --------- -------------  ---------------
Income from investment operations# -
 Net investment income ss                                    $  0.46    $  0.50    $ 0.45      $ 0.06          $ 0.17
 Net realized and unrealized gain (loss) on investments        (0.11)      0.07      0.18       (0.99)           0.10
                                                            ---------  ---------  --------- -------------  ---------------
  Total from investment operations                           $  0.35    $  0.57    $ 0.63      $(0.93)         $ 0.27
                                                            ---------  ---------  --------- -------------  ---------------
Less distributions declared to shareholders -
 From net investment income++++                              $ (0.46)   $ (0.47)   $(0.45)     $(0.07)         $(0.17)
 From net realized gain on investments                          --         --       (0.01)       --             (0.01)
 In excess of net realized gain on investments                  --         --       (0.03)       --              --
                                                            ---------  ---------  --------- -------------  ---------------
  Total distributions declared to shareholders               $ (0.46)   $ (0.47)   $(0.49)     $(0.07)         $(0.18)
                                                            ---------  ---------  --------- -------------  ---------------
Net asset value - end of period                              $  9.28    $  9.39    $ 9.29      $ 9.15          $10.15
                                                            =========  =========  ========= =============  ===============
Total return                                                   3.83%      6.23%     7.07%     (9.16)%+++        6.76%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                    0.90%      0.88%     1.01%       1.00%+          1.00%+
 Net investment income                                         4.86%      4.98%     4.96%       4.37%+          4.22%+
Portfolio turnover                                               42%        40%       49%          1%             10%
Net assets at end of period (000 omitted)                    $24,898    $24,170    $7,699      $4,304          $3,401
  **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the year ended March 31, 1997, and the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.002 and $0.001, respectively.
 ss The investment adviser voluntarily agreed to maintain expenses of at not more than 1.95% of average daily net assets for Class B shares. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
      Net investment income                                    $0.38      $0.41     $0.34       $0.04           $0.05
      Ratios (to average net assets):
       Expenses##                                              1.75%      1.85%     2.26%       2.91%+          2.50%+
       Net investment income                                   4.01%      4.01%     3.72%       2.47%+          1.29%+

See notes to financial statements

                                                                              47
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--------------------------------------------------------------------------------

                                                    South Carolina Fund
--------------------------------------------------  ---------------------- ----------------------- ----------- -----------
                                                                                        Two Months
                                                                                        Ended
                                                          Year Ended March 31,          March 31,    Year Ended January 31,
--------------------------------------------------  ---------------------------------------------- -----------------------
                                                    1997        1996        1995        1994         1994        1993
-------------------------------------------------- ----------- ----------- ----------------------- -----------------------
                                                    Class A
-------------------------------------------------- ----------- ----------- ----------------------- ----------- -----------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $  11.97    $  11.86    $  11.79    $  12.74     $  12.02    $  11.74
                                                   ----------- ----------- ----------------------- ----------- -----------
Income from investment operations# -
 Net investment income ss                           $   0.62    $   0.62    $   0.63    $   0.08     $   0.63    $   0.67
 Net realized and unrealized gain (loss) on
   investments                                         (0.10)       0.11        0.15       (0.92)        0.74        0.34
                                                   ----------- ----------- ----------------------- ----------- -----------
  Total from investment operations                  $   0.52    $   0.73    $   0.78    $  (0.84)    $   1.37    $   1.01
                                                   ----------- ----------- ----------------------- ----------- -----------
Less distributions declared to shareholders -
 From net investment income                         $  (0.61)   $  (0.62)   $  (0.62)   $  (0.08)    $  (0.61)   $  (0.69)
 From net realized gain on investments                 --          --          (0.06)      --           (0.01)      (0.04)
 In excess of net investment income++++                --          (0.00)      --          (0.03)       (0.03)      --
 In excess of net realized gain on investments         --          --          (0.03)      --           --          --
                                                   ----------- ----------- ----------------------- ----------- -----------
  Total distributions declared to shareholders      $  (0.61)   $  (0.62)   $  (0.71)   $  (0.11)    $  (0.65)   $  (0.73)
                                                   ----------- ----------- ----------------------- ----------- -----------
Net asset value - end of period                     $  11.88    $  11.97    $  11.86    $  11.79     $  12.74    $  12.02
                                                   =========== =========== ======================= =========== ===========
Total return++                                         4.46%       6.20%       6.93%     (6.65)%+++    11.69%      8.89%
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                            1.10%       1.20%       1.19%       1.23%+       1.22%       1.12%
 Net investment income                                 5.17%       5.10%       5.37%       5.09%+       5.06%       5.74%
Portfolio turnover                                       13%         18%         30%          4%          10%         11%
Net assets at end of period (000 omitted)           $148,908    $166,801    $171,045    $173,316     $187,307    $144,539
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0006.
 ss The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                         $   0.16       --          --          --           --          --
      Ratios (to average net assets):
       Expenses##                                      1.16%       --          --          --           --          --
       Net investment income                           5.11%       --          --          --           --          --

See notes to financial statements

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Financial Highlights - continued
--------------------------------------------------------------------------------

                                                              South Carolina Fund
 -----------------------------------------------------------  -----------------------------------------------------
                   Year Ended January 31,                     1992        1991       1990      1989       1988
 ----------------------------------------------------------- ----------- ---------  ---------  --------- ----------
                                                              Class A
 ----------------------------------------------------------- ----------- ------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                         $  11.45    $ 11.30    $ 11.24   $ 11.14    $ 11.54
                                                             ----------- ---------  ---------  --------- ----------
Income from investment operations -
 Net investment income                                        $   0.70    $  0.71    $  0.72   $  0.76    $  0.77
 Net realized and unrealized gain (loss) on investments           0.40       0.21       0.06      0.11      (0.36)
                                                             ----------- ---------  ---------  --------- ----------
  Total from investment operations                            $   1.10    $  0.92    $  0.78   $  0.87    $  0.41
                                                             ----------- ---------  ---------  --------- ----------
Less distributions declared to shareholders -
 From net investment income                                   $  (0.76)   $ (0.71)   $ (0.72)  $ (0.77)   $ (0.77)
 From net realized gain on investments                           (0.05)     (0.06)      --        --         --
 From paid-in capital                                            --          --         --        --        (0.04)
                                                             ----------- ---------  ---------  --------- ----------
  Total distributions declared to shareholders                $  (0.81)   $ (0.77)   $ (0.72)  $ (0.77)   $ (0.81)
                                                             ----------- ---------  ---------  --------- ----------
Net asset value - end of period                               $  11.74    $ 11.45    $ 11.30   $ 11.24    $ 11.14
                                                             =========== =========  =========  ========= ==========
Total return++                                                   9.95%      8.46%      7.13%     8.18%      3.92%
Ratios (to average net assets)/Supplemental data:
 Expenses                                                        1.15%      1.18%      1.21%     0.97%      0.81%
 Net investment income                                           6.07%      6.30%      6.35%     6.90%      7.07%
Portfolio turnover                                                 22%        47%        54%       27%        12%
Net assets at end of period (000 omitted)                     $101,434    $75,922    $57,675   $45,391    $34,025
++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

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                                                                              49
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--------------------------------------------------------------------------------

                                                              South Carolina Fund
 -----------------------------------------------------------  ----------------------------------------------------------
                                                                                               Two Months
                                                                                               Ended          Period Ended
                                                                  Year Ended March 31,         March 31,      January 31,
 ----------------------------------------------------------- ------------------------------- ------------  --------------
                                                              1997       1996       1995       1994           1994**
 -----------------------------------------------------------  --------- ---------  --------- ------------  --------------
                                                              Class B
 -----------------------------------------------------------  ----------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                         $ 11.97    $ 11.86    $ 11.78    $ 12.73        $12.67
                                                              --------- ---------  --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                                     $  0.54    $  0.52    $  0.54    $  0.08        $ 0.21
 Net realized and unrealized gain (loss) on investments         (0.10)      0.12       0.17      (0.94)         0.06
                                                              --------- ---------  --------- ------------  --------------
  Total from investment operations                            $  0.44    $  0.64    $  0.71    $ (0.86)       $ 0.27
                                                              --------- ---------  --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income                                   $ (0.53)   $ (0.53)   $ (0.54)   $ (0.08)       $(0.20)
 From net realized gain on investments                           --         --        (0.06)      --            --
 In excess of net investment income++++                          --        (0.00)     (0.00)     (0.01)        (0.01)
 In excess of net realized gain on investments                   --         --        (0.03)      --            --
                                                              --------- ---------  --------- ------------  --------------
  Total distributions declared to shareholders                $ (0.53)   $ (0.53)   $ (0.63)   $ (0.09)       $(0.21)
                                                              --------- ---------  --------- ------------  --------------
Net asset value - end of period                               $ 11.88    $ 11.97    $ 11.86    $ 11.78        $12.73
                                                              ========= =========  ========= ============  ==============
Total return                                                    3.73%      5.43%      6.26%    (6.77)%+++      5.47%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                     1.79%      1.92%      1.90%      1.96%+        1.90%+
 Net investment income                                          4.48%      4.35%      4.63%      4.29%+        3.86%+
Portfolio turnover                                                13%        18%        30%         4%           10%
Net assets at end of period (000 omitted)                     $21,871    $18,420    $12,964    $10,085        $8,217
  **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were
    $0.0005 and $0.00436, respectively.
 ss The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                                   $  0.53      --         --          --            --
      Ratios (to average net assets):
       Expenses##                                               1.85%      --         --          --            --
       Net investment income                                    4.42%      --         --          --            --

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50
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
                                                    Tennessee Fund
--------------------------------------------------  ----------------------  ----------------------------------------------
                                                                                        Two Months
                                                                                        Ended
                                                          Year Ended March 31,          March 31,    Year Ended January 31,
--------------------------------------------------  ---------------------------------------------- ----------------------
                                                    1997        1996        1995        1994         1994        1993
-------------------------------------------------- ----------- ----------- ----------------------- ----------- ----------
                                                    Class A
-------------------------------------------------- -----------  ----------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $  10.40    $  10.27    $  10.26    $  10.94     $  10.37    $ 10.10
                                                   ----------- ----------- ----------------------- ----------- ----------
Income from investment operations# -
 Net investment income ss                           $   0.55    $   0.54    $   0.56    $   0.09     $   0.57    $  0.57
 Net realized and unrealized gain (loss) on
   investments                                         (0.09)       0.13        0.02       (0.68)        0.57       0.31
                                                   ----------- ----------- ----------------------- ----------- ----------
  Total from investment operations                  $   0.46    $   0.67    $   0.58    $  (0.59)    $   1.14    $  0.88
                                                   ----------- ----------- ----------------------- ----------- ----------
Less distributions declared to shareholders -
 From net investment income                         $  (0.54)   $  (0.54)   $  (0.56)   $  (0.07)    $  (0.54)   $ (0.57)
 From net realized gain on investments++++             --          --          (0.00)      --           --         (0.01)
 In excess of net investment income++++++              --          (0.00)      --          (0.02)       (0.03)     (0.03)
 In excess of net realized gain on investments         --          --          (0.01)      --           --          --
                                                   ----------- ----------- ----------------------- ----------- ----------
  Total distributions declared to shareholders      $  (0.54)   $  (0.54)   $  (0.57)   $  (0.09)    $  (0.57)   $ (0.61)
                                                   ----------- ----------- ----------------------- ----------- ----------
Net asset value - end of period                     $  10.32    $  10.40    $  10.27    $  10.26     $  10.94    $ 10.37
                                                   =========== =========== ======================= =========== ==========
Total return++                                         4.48%       6.66%       5.86%     (5.39)%+++    11.20%      9.03%
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                            1.10%       1.21%       1.22%       1.21%+       1.29%      1.14%
 Net investment income                                 5.26%       5.18%       5.52%       5.31%+       5.25%      5.89%
Portfolio turnover                                       20%         20%         27%          4%          12%         9%
Net assets at end of period (000 omitted)           $108,000    $109,811    $117,572    $117,117     $123,050    $99,443
     +Annualized.
   +++Not annualized.
     #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ++++For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0014.
++++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0024.
   ss The investment adviser and/or distributor voluntarily waived a portion their management, distribution and expense reimbursement fees for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
       Net investment income                        $   0.54       --          --          --           --       $  0.61
       Ratios (to average daily net assets):
        Expenses##                                     1.16%       --          --          --           --         1.17%
        Net investment income                          5.20%       --          --          --           --         6.23%

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
                                                       Tennessee Fund
---------------------------------------------------- -------------------------------  --------------
                                                                                         Period Ended
                                                                                         January 31,
               Year Ended January 31,                  1992      1991       1990         1989*
----------------------------------------------------  ---------  ---------  --------- --------------
                                                       Class A
----------------------------------------------------  --------- ------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $  9.90   $  9.80    $  9.68      $  9.53
                                                      ---------  ---------  --------- --------------
Income from investment operations -
 Net investment income ss                              $  0.61   $  0.62    $  0.67      $  0.22
 Net realized and unrealized gain on investments          0.30      0.13       0.11         0.10
                                                      ---------  ---------  --------- --------------
  Total from investment operations                     $  0.91   $  0.75    $  0.78      $  0.32
                                                      ---------  ---------  --------- --------------
Less distributions declared to shareholders -
 From net investment income                            $ (0.66)  $ (0.63)   $ (0.66)     $ (0.17)
 From net realized gain on investments                   (0.05)    (0.02)      --           --
 From paid-in capital++++                                 --       (0.00)      --           --
                                                      ---------  ---------  --------- --------------
  Total distributions declared to shareholders         $ (0.71)  $ (0.65)   $ (0.66)     $ (0.17)
                                                      ---------  ---------  --------- --------------
Net asset value - end of period                        $ 10.10   $  9.90    $  9.80      $  9.68
                                                      =========  =========  ========= ==============
Total return++                                           9.50%     7.96%      8.30%        3.43%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses                                                1.15%     1.03%      0.53%        0.40%+
 Net investment income                                   6.11%     6.37%      6.70%        5.98%+
Portfolio turnover                                         42%       58%        78%           5%
Net assets at end of period (000 omitted)              $87,898   $72,108    $56,048      $15,832
   *For the period from the commencement of investment operations, August 12, 1988, to January 31,
    1989.
   +Annualized.
 +++Not annualized.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended January 31, 1991, the per share distribution from paid-in capital was
    $0.0013.
 ss The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                              --         --      $  0.60      $  0.20
      Ratios (to average daily net assets):
       Expenses                                          --         --        1.24%        0.95%+
       Net investment income                             --         --        5.99%        5.43%+

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52
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
                                                              Tennessee Fund
 -----------------------------------------------------------  ----------------------------------------------------------
                                                                                                Two Months
                                                                                                Ended         Period Ended
                                                                  Year Ended March 31,          March 31,     January 31,
 ----------------------------------------------------------- ------------------------------- ------------  --------------
                                                              1997       1996       1995        1994          1994**
 -----------------------------------------------------------  --------- ---------  --------- ------------  --------------
                                                              Class B
 -----------------------------------------------------------  ----------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                         $ 10.39    $ 10.26    $ 10.26     $10.95        $10.87
                                                              --------- ---------  --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                                     $  0.47    $  0.46    $  0.48     $ 0.08        $ 0.19
 Net realized and unrealized gain (loss) on investments         (0.09)      0.14       0.01      (0.69)         0.08
                                                              --------- ---------  --------- ------------  --------------
  Total from investment operations                            $  0.38    $  0.60    $  0.49     $(0.61)       $ 0.27
                                                              --------- ---------  --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income++++++                             $ (0.46)   $ (0.47)   $ (0.48)    $(0.08)       $(0.19)
 From net realized gain on investments++++                       --         --        (0.00)      --            --
 In excess of net realized gain on investments                   --         --        (0.01)      --            --
                                                              --------- ---------  --------- ------------  --------------
  Total distributions declared to shareholders                $ (0.46)   $ (0.47)   $ (0.49)    $(0.08)       $(0.19)
                                                              --------- ---------  --------- ------------  --------------
Net asset value - end of period                               $ 10.31    $ 10.39    $ 10.26     $10.26        $10.95
                                                              ========= =========  ========= ============  ==============
Total return                                                    3.76%      5.89%      5.00%    (5.59)%+++      2.48%+++
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                                     1.79%      1.93%      1.94%      1.93%+        1.93%+
 Net investment income                                          4.57%      4.43%      4.80%      4.49%+        4.20%+
Portfolio turnover                                                20%        20%        27%         4%           12%
Net assets at end of period (000 omitted)                     $14,436    $12,935    $10,006     $5,294        $3,818
    **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31, 1994.
     +Annualized.
   +++Not annualized.
     #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++++For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0014.
++++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0021.
   ss The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
       Net investment income                                  $  0.46      --         --          --            --
       Ratios (to average net assets):
        Expenses##                                              1.85%      --         --          --            --
        Net investment income                                   4.51%      --         --          --            --

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                                                                              53
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
                                                   Virginia Fund
-------------------------------------------------  ---------------------- -----------------------------------------------
                                                                                       Two Months
                                                                                       Ended
                                                         Year Ended March 31,          March 31,    Year Ended January 31,
-------------------------------------------------  ---------------------------------------------- -----------------------
                                                   1997        1996        1995        1994         1994        1993
------------------------------------------------- ----------- ---------------------- ------------ -----------------------
                                                   Class A
------------------------------------------------- -----------  -----------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period              $  11.21    $  11.09    $  11.15    $  12.07     $  11.72    $  11.44
                                                  ----------- ---------------------- ------------ ----------- -----------
Income from investment operations# -
 Net investment income ss                          $   0.59    $   0.59    $   0.56    $   0.10     $   0.65    $   0.68
 Net realized and unrealized gain (loss) on
   investments                                        (0.15)       0.13        0.04       (0.92)        0.56        0.30
                                                  ----------- ---------------------- ------------ ----------- -----------
  Total from investment operations                 $   0.44    $   0.72    $   0.60    $  (0.82)    $   1.21    $   0.98
                                                  ----------- ---------------------- ------------ ----------- -----------
Less distributions declared to shareholders -
 From net investment income                        $  (0.59)   $  (0.60)   $  (0.61)   $  (0.06)    $  (0.62)   $  (0.70)
 From net realized gain on investments++++++          --          --          (0.04)      --           (0.20)      (0.00)
 In excess of net investment income++++               --          (0.00)      (0.00)      (0.04)       (0.04)      --
 In excess of net realized gain on investments        --          --          (0.01)      --           --          --
                                                  ----------- ---------------------- ------------ ----------- -----------
  Total distributions declared to shareholders     $  (0.59)   $  (0.60)   $  (0.66)   $  (0.10)    $  (0.86)   $  (0.70)
                                                  ----------- ---------------------- ------------ ----------- -----------
Net asset value - end of period                    $  11.06    $  11.21    $  11.09    $  11.15     $  12.07    $  11.72
                                                  =========== ====================== ============ =========== ===========
Total return++                                        3.97%       6.52%       5.67%     (6.80)%+++    10.67%       8.88%
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                           1.08%       1.18%       1.16%       1.17%+       1.18%       1.08%
 Net investment income                                5.27%       5.20%       4.91%       5.33%+       5.37%       6.02%
Portfolio turnover                                      42%         42%         27%          5%          22%         20%
Net assets at end of period (000 omitted)          $379,185    $418,408    $430,688    $443,580     $479,333    $399,696
     +Annualized.
   +++Not annualized.
     #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ++++For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were
      $0.005 and $0.003, respectively.
++++++For the year ended January 31, 1993, the per share distribution from net realized gain on investments was $0.00348.
   ss The investment adviser voluntarily waived a portion of its management for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
       Net investment income                       $   0.58       --          --          --           --          --
       Ratios (to average net assets):
        Expenses##                                    1.14%       --          --          --           --          --
        Net investment income                         5.21%       --          --          --           --          --

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
                                                    Virginia Fund
--------------------------------------------------  ---------------------- -----------------------------------
Year Ended January 31,                              1992        1991        1990        1989        1988
-------------------------------------------------- ----------- ----------- ---------------------- -----------
                                                    Class A
-------------------------------------------------- -----------  ----------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $  11.16    $  10.97    $  10.91    $  10.75    $  11.38
                                                   ----------- ----------- ---------------------- -----------
Income from investment operations -
 Net investment income                              $   0.71    $   0.73    $   0.73    $   0.74    $   0.72
 Net realized and unrealized gain (loss) on
   investments                                          0.34        0.19        0.06        0.16       (0.57)
                                                   ----------- ----------- ---------------------- -----------
  Total from investment operations                  $   1.05    $   0.92    $   0.79    $   0.90    $   0.15
                                                   ----------- ----------- ---------------------- -----------
Less distributions declared to shareholders -
 From net investment income                         $  (0.77)   $  (0.73)   $  (0.73)   $  (0.74)   $  (0.71)
 From net realized gain on investments                 --          --          --          --          (0.05)
 From paid-in capital                                  --          --          --          --          (0.02)
                                                   ----------- ----------- ---------------------- -----------
  Total distributions declared to shareholders      $  (0.77)   $  (0.73)   $  (0.73)   $  (0.74)   $  (0.78)
                                                   ----------- ----------- ---------------------- -----------
Net asset value - end of period                     $  11.44    $  11.16    $  10.97    $  10.91    $  10.75
                                                   =========== =========== ====================== ===========
Total return++                                         9.76%       8.74%       7.46%       8.76%       1.61%
Ratios (to average net assets)/Supplemental data:
 Expenses                                              1.08%       1.11%       1.12%       1.09%       1.04%
 Net investment income                                 6.32%       6.64%       6.67%       6.91%       6.75%
Portfolio turnover                                       13%         38%         41%         38%         11%
Net assets at end of period (000 omitted)           $328,664    $275,202    $240,553    $207,680    $192,104

++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

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                                                                              55
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
                                                    Virginia Fund
--------------------------------------------------  ----------------------------------------------------------
                                                                                      Two Months
                                                                                      Ended         Period Ended
                                                         Year Ended March 31,         March 31,     January 31,
-------------------------------------------------- ------------------------------- ------------  --------------
                                                    1997       1996       1995        1994          1994**
--------------------------------------------------  ---------  --------- --------- ------------  --------------
                                                    Class B
--------------------------------------------------  --------- -------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $ 11.21    $ 11.08    $ 11.14     $ 12.06       $ 12.14
                                                    ---------  --------- --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                           $  0.51    $  0.51    $  0.53     $  0.09       $  0.22
 Net realized and unrealized gain (loss) on
   investments                                        (0.15)      0.13      (0.01)      (0.92)         0.01
                                                    ---------  --------- --------- ------------  --------------
  Total from investment operations                  $  0.36    $  0.64    $  0.52     $ (0.83)      $  0.23
                                                    ---------  --------- --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income                         $ (0.51)   $ (0.51)   $ (0.53)    $ (0.09)      $ (0.21)
 From net realized gain on investments                 --         --        (0.04)       --           (0.09)
 In excess of net investment income++++                --        (0.00)     (0.00)      (0.00)        (0.01)
 In excess of net realized gain on investments         --         --        (0.01)       --            --
                                                    ---------  --------- --------- ------------  --------------
  Total distributions declared to shareholders      $ (0.51)   $ (0.51)   $ (0.58)    $ (0.09)      $ (0.31)
                                                    ---------  --------- --------- ------------  --------------
Net asset value - end of period                     $ 11.06    $ 11.21    $ 11.08     $ 11.14       $ 12.06
                                                    =========  ========= ========= ============  ==============
Total return                                          3.24%      5.85%      4.91%     (6.92)%+++      4.93%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                           1.78%      1.90%      1.88%       1.88%+        1.82%+
 Net investment income                                4.57%      4.46%      4.84%       4.52%+        4.25%+
Portfolio turnover                                      42%        42%        27%          5%           22%
Net assets at end of period (000 omitted)           $30,567    $28,420    $22,007     $13,337       $10,877
  **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31,
    1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the years ended March 31, 1996 and 1995, and the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.002, $0.005 and $0.002, respectively.
 ss The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees have been incurred by the Fund, the net investment income and the ratios would have been:
      Net investment income                         $  0.50       --        --          --            --
      Ratios (to average net assets):
       Expenses##                                     1.84%       --        --          --            --
       Net investment income                          4.51%       --        --          --            --

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--------------------------------------------------------------------------------

                                                     Virginia Fund
--------------------------------------------------  ----------------------------------------------------------
                                                                                      Two Months
                                                                                      Ended         Year Ended
                                                         Year Ended March 31,         March 31,     January 31,
-------------------------------------------------- ------------------------------- ------------  --------------
                                                     1997       1996      1995        1994          1994***
--------------------------------------------------  ---------  --------- --------- ------------  --------------
                                                     Class C
--------------------------------------------------  --------- -------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $11.21     $11.07    $11.14      $12.06        $ 11.94
                                                    ---------  --------- --------- ------------  --------------
Income from investment operations# -
 Net investment income ss                            $ 0.52     $ 0.51    $ 0.56      $ 0.08        $  0.02
 Net realized and unrealized gain (loss) on
   investments                                        (0.16)      0.15     (0.04)      (0.91)          0.12
                                                    ---------  --------- --------- ------------  --------------
  Total from investment operations                   $ 0.36     $ 0.66    $ 0.52      $(0.83)       $  0.14
                                                    ---------  --------- --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income++++                      $(0.51)    $(0.52)   $(0.54)     $(0.09)       $ (0.02)
 From net realized gain on investment income           --         --       (0.04)       --             --
 In excess of net realized gain on investments         --         --       (0.01)       --             --
                                                    ---------  --------- --------- ------------  --------------
  Total distributions declared to shareholders       $(0.51)    $(0.52)   $(0.59)     $(0.09)       $ (0.02)
                                                    ---------  --------- --------- ------------  --------------
Net asset value - end of period                      $11.06     $11.21    $11.07      $11.14        $ 12.06
                                                    =========  ========= ========= ============  ==============
Total return                                          3.30%      6.02%     4.85%     (6.91)%+++      17.05%+
Ratios (to average net assets)/Supplemental data ss:
 Expenses##                                           1.72%      1.83%     1.80%       1.82%+         1.18%+
 Net investment income                                4.63%      4.53%     4.90%       4.48%+         1.79%+
Portfolio turnover                                      42%        42%       27%          5%            22%
Net assets at end of period (000 omitted)            $3,182     $3,366    $2,300      $1,760        $   833
 ***For the period from the commencement of offering of Class C shares, January 3, 1994, to January 31, 1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the years ended March 31, 1996 and 1995, and January 31, 1994, the per share distributions in excess of net investment income were $0.005, $0.002 and $0.002, respectively.
 ss The investment adviser voluntarily waived a portion of its management fee for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income and the ratios would have been:
      Net investment income                          $ 0.51       --        --          --            --
      Ratios (to average net assets):
       Expenses##                                     1.78%       --        --          --            --
       Net investment income                          4.57%       --        --          --            --

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                                                                              57
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
                                                    West Virginia Fund
--------------------------------------------------  ----------------------  -----------------------------------------------
                                                                                        Two Months
                                                                                        Ended
                                                          Year Ended March 31,          March 31,   Year Ended January 31,
--------------------------------------------------  ---------------------------------------------- -----------------------
                                                    1997        1996        1995        1994         1994        1993
-------------------------------------------------- ----------- ----------- ----------------------- -----------------------
                                                    Class A
-------------------------------------------------- -----------  -----------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $  11.33    $  11.21    $  11.19    $  12.06     $  11.50    $  11.20
                                                   ----------- ----------- ----------------------- ----------- -----------
Income from investment operations# -
 Net investment income                              $   0.60    $   0.61    $   0.62    $   0.01     $   0.64    $   0.66
 Net realized and unrealized gain (loss) on
   investments                                         (0.02)       0.12        0.03       (0.78)        0.69        0.34
                                                   ----------- ----------- ----------------------- ----------- -----------
  Total from investment operations                  $   0.58    $   0.73    $   0.65    $  (0.77)    $   1.33    $   1.00
                                                   ----------- ----------- ----------------------- ----------- -----------
Less distributions declared to shareholders -
 From net investment income                         $  (0.60)   $  (0.61)   $  (0.62)   $  (0.06)    $  (0.61)   $  (0.69)
 From net realized gain on investments                 --          --          --          --           (0.12)      (0.01)
 In excess of net investment income++++                --          (0.00)      --          (0.04)       (0.04)      --
 In excess of net realized gain on investments         --          --          (0.01)      --           --          --
                                                   ----------- ----------- ----------------------- ----------- -----------
  Total distributions declared to shareholders      $  (0.60)   $  (0.61)   $  (0.63)   $  (0.10)    $  (0.77)   $  (0.70)
                                                   ----------- ----------- ----------------------- ----------- -----------
Net asset value - end of period                     $  11.31    $  11.33    $  11.21    $  11.19     $  12.06    $  11.50
                                                   =========== =========== ======================= =========== ===========
Total return++                                         5.20%       6.58%       6.07%     (6.37)%+++    11.80%       9.12%
Ratios (to average net assets)/Supplemental data:
 Expenses##                                            1.17%       1.22%       1.19%       1.30%+       1.24%       1.15%
 Net investment income                                 5.28%       5.30%       5.62%       5.36%+       5.30%       5.97%
Portfolio turnover                                       21%         11%         23%          2%          26%         19%
Net assets at end of period (000 omitted)           $126,107    $134,514    $127,616    $130,726     $141,190    $115,289
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
++++For the year ended March 31, 1996, the per share distributions in excess of net investment income was $0.002.

See notes to financial statements

--------------------------------------------------------------------------------

                                                    West Virginia Fund
--------------------------------------------------  -------------------- -------------------------------
              Year Ended January 31,                1992       1991       1990       1989       1988
--------------------------------------------------  ---------  --------- ---------  --------- ----------
                                                    Class A
--------------------------------------------------  ---------  ------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $ 10.93    $ 10.72    $ 10.68    $ 10.51    $ 11.30
                                                    ---------  --------- ---------  --------- ----------
Income from investment operations -
 Net investment income                              $  0.70    $  0.71    $  0.71    $  0.77    $  0.77
 Net realized and unrealized gain (loss) on
   investments                                         0.34       0.21       0.04       0.18      (0.72)
                                                    ---------  --------- ---------  --------- ----------
  Total from investment operations                  $  1.04    $  0.92    $  0.75    $  0.95    $  0.05
                                                    ---------  --------- ---------  --------- ----------
Less distributions declared to shareholders -
 From net investment income                         $ (0.76)   $ (0.71)   $ (0.71)   $ (0.78)   $ (0.76)
 From net realized gain on investments                (0.01)      --         --         --        (0.02)
 From paid-in capital                                  --         --         --         --        (0.06)
                                                    ---------  --------- ---------  --------- ----------
  Total distributions declared to shareholders      $ (0.77)   $ (0.71)   $ (0.71)   $ (0.78)   $ (0.84)
                                                    ---------  --------- ---------  --------- ----------
Net asset value - end of period                     $ 11.20    $ 10.93    $ 10.72    $ 10.68    $ 10.51
                                                    =========  ========= =========  ========= ==========
Total return++                                        9.84%      8.91%      7.26%      9.43%      0.76%
Ratios (to average net assets)/Supplemental data:
 Expenses                                             1.17%      1.21%      1.22%      0.86%      0.79%
 Net investment income                                6.33%      6.59%      6.63%      7.01%      7.32%
Portfolio turnover                                      14%        37%        34%         9%        11%
Net assets at end of period (000 omitted)           $80,440    $61,984    $52,398    $43,026    $36,276
++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

--------------------------------------------------------------------------------

                                                    West Virginia Fund
--------------------------------------------------  ----------------------------------------------------------
                                                                                      Two Months
                                                                                      Ended         Period Ended
                                                         Year Ended March 31,         March 31,     January 31,
-------------------------------------------------- ------------------------------- ------------  --------------
                                                    1997       1996       1995        1994          1994**
--------------------------------------------------  ---------  --------- --------- ------------  --------------
                                                    Class B
--------------------------------------------------  --------- -------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $ 11.33    $ 11.21    $ 11.19     $12.06        $12.13
                                                    ---------  --------- --------- ------------  --------------
Income from investment operations# -
 Net investment income                              $  0.52    $  0.52    $  0.53     $ 0.01        $ 0.22
 Net realized and unrealized gain (loss) on
   investments                                        (0.02)      0.12       0.04      (0.87)         0.05
                                                    ---------  --------- --------- ------------  --------------
  Total from investment operations                  $  0.50    $  0.64    $  0.57     $(0.86)       $ 0.27
                                                    ---------  --------- --------- ------------  --------------
Less distributions declared to shareholders -
 From net investment income                         $ (0.52)   $ (0.52)   $ (0.54)    $(0.01)       $(0.21)
 From net realized gain on investments                 --         --         --         --           (0.12)
 In excess of net investment income++++                --        (0.00)     (0.00)      --           (0.01)
 In excess of net realized gain on investments         --         --        (0.01)      --            --
                                                    ---------  --------- --------- ------------  --------------
  Total distributions declared to shareholders      $ (0.52)   $ (0.52)   $ (0.55)    $(0.01)       $(0.34)
                                                    ---------  --------- --------- ------------  --------------
Net asset value - end of period                     $ 11.31    $ 11.33    $ 11.21     $11.19        $12.06
                                                    =========  ========= ========= ============  ==============
Total return                                          4.47%      5.81%      5.30%    (6.48)%+++      5.59%+
Ratios (to average net assets)/Supplemental data:
 Expenses##                                           1.87%      1.94%      1.91%      2.02%+        1.89%+
 Net investment income                                4.57%      4.56%      4.87%      4.56%+        4.14%+
Portfolio turnover                                      21%        11%        23%         2%           26%
Net assets at end of period (000 omitted)           $13,587    $12,647    $10,046     $5,456        $4,530
  **For the period from the commencement of offering of Class B shares, September 7, 1993, to January 31,
    1994.
   +Annualized.
 +++Not annualized.
   #Per share data for the periods subsequent to January 31, 1994, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were $0.002 and $0.005, respectively.

See notes to financial statements

Notes to Financial Statements

(1) Business and Organization

MFS Municipal Series Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of sixteen Funds, as follows: MFS Municipal Income Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund* (Mississippi Fund), MFS New York Municipal Bond Fund* (New York Fund), MFS North Carolina Municipal Bond Fund* (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund* (Pennsylvania
Fund), MFS South Carolina Municipal Bond Fund* (South Carolina Fund), MFS Tennessee Municipal Bond Fund* (Tennessee Fund), MFS Virginia Municipal Bond Fund* (Virginia Fund), and MFS West Virginia Municipal Bond Fund* (West Virginia Fund). Each Fund, except MFS Municipal Income Fund, is non-diversified.

The Funds denoted with an asterisk above are included within these financial statements.

(2) Significant Accounting Policies

General -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each Fund invests primarily in the securities of a single state and its political subdivisions, each Fund is vulnerable to the effects of changes in the legal, political and economic environment of the particular state.

Investment Valuations -- Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are valued at closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Deferred Organization Expenses -- Costs incurred by a Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of operations of the Fund.

Futures Contracts -- Each Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Each Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in equity index contracts, or contracts on related options, for purposes other than hedging may be made when a Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income -- Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as an addition to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are reported as operating expenses.

Fees Paid Indirectly -- The Trust's custodian bank calculates its fee based on each Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by each Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by each Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

During the year ended March 31, 1997, the following amounts were reclassified from accumulated distributions in excess of net investment income to accumulated net realized loss on investments due to differences between book and tax accounting for accrued market discount on disposal of securities:

            Mississippi    New York  North Carolina    Pennsylvania
                   Fund        Fund            Fund            Fund
========== =============  ========= ================  ==============
                $38,055     $47,060        $383,091         $28,353

            South Carolina   Tennessee
                      Fund        Fund
========== ================ ===========
                   $48,404     $55,087

With respect to the Virginia Fund, $149,922 was reclassified from accumulated distributions in excess of net investment income, and $149,999 and $77 were reclassified to accumulated net realized loss of investments and paid-in capital, respectively, due to differences between book and tax accounting for accrued market discount on disposal of securities.

These changes had no effect on the net assets or the net asset value per share of the Funds.

At March 31, 1997, the following Funds, for federal income tax purposes, had capital loss carryforwards which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

                  Mississippi      New York  North Carolina    Pennsylvania
Expiration Date          Fund          Fund            Fund            Fund
 ================ ============= =============================   ==============
March 31, 2003     $  940,501    $2,754,263      $9,778,287      $  111,447
March 31, 2004      3,163,964            --              --       1,259,709
March 31, 2005        228,833       502,292              --         533,472
                  ------------- -----------------------------   --------------
 Total             $4,333,298    $3,256,555      $9,778,287      $1,904,628
                  ============= =============================   ==============

                  South Carolina      Tennessee       Virginia   West Virginia
Expiration Date             Fund           Fund           Fund            Fund
 ================ ================ ============= ==============  =============
March 31, 2003        $    --        $  381,262    $ 6,639,093      $  295,369
March 31, 2004         2,709,187        635,012      3,840,742       2,589,345
March 31, 2005           593,657         78,212      2,350,366         714,690
                   ---------------- ------------- --------------  -------------
 Total                $3,302,844     $1,094,486    $12,830,201      $3,599,404
                   ================ ============= ==============  =============

Multiple Classes of Shares of Beneficial Interest -- Each Fund offers both Class A and Class B shares. The North Carolina and Virginia Funds offer Class C shares. The three classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser -- The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.55% of each Fund's average daily net assets. The investment adviser waived a portion of its fee with respect to the North Carolina, Pennsylvania, South Carolina, Tennessee and Virginia Funds, which is reflected as a reduction of expenses in the Statement of Operations.

Under a temporary expense reimbursement agreement with MFS, MFS has voluntarily agreed to pay all of the Pennsylvania Fund's operating expenses, exclusive of management, distribution and service fees. The Pennsylvania Fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of its average daily net assets. To the extent that the expense reimbursement fee exceeds the Pennsylvania Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At March 31, 1997, the aggregate unreimbursed expenses owed to MFS by the Pennsylvania Fund amounted to $229,169, including $12,289 incurred in the current year. During the year ended March 31, 1997, MFS voluntarily waived the reimbursement fee of $171,165.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the year ended March 31, 1997 is a net periodic pension expense for each Fund, as follows:

                                        North
            Mississippi   New York   Carolina   Pennsylvania
                   Fund       Fund       Fund           Fund
========== =============  =========  =========  ==============
                 $3,045     $4,781     $5,138         $3,284

               South                               West
            Carolina   Tennessee    Virginia   Virginia
                Fund        Fund        Fund       Fund
==========  ========= ===========  ==========  =========
              $5,136      $4,507      $5,138     $5,138

Administrator -- Effective March 1, 1997, the Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, compliance, shareholder communications, and other administrative services. As a partial reimbursement for the cost of providing these services, each Fund pays MFS an administrative fee up to 0.015% per annum of each Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion.

Distributor -- MFD, a wholly owned subsidiary of MFS, as distributor, received $18,104, $19,546, $72,935, $11,850, $36,896, $25,070, $62,832 and
$38,916 as its portion of the sales charge on sales of Class A shares of the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia and West Virginia Funds, respectively, for the year ended March 31, 1997.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $46,322, $66,418, $45,613, $37,386, $99,075 and $27,053 for
the New York, North Carolina, South Carolina, Tennessee, Virginia and West Virginia Funds for the year ended March 31, 1997. Fees incurred under the distribution plan during the year ended March 31, 1997 were 0.00%, 0.25%, 0.35%, 0.00%, 0.35%, 0.35%, 0.35%, and 0.35% of each Fund's average daily net assets attributable to Class A shares on an annualized basis for the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia Funds. Payments of the 0.35% per annum of the distribution/service fee by the Mississippi Fund will commence on such date to be determined by the Trustees. In the case of the New York and Pennsylvania Funds, payments of up to 0.10% per annum of the distribution fee will commence on such date to be determined by the Trustees. For the Pennsylvania Fund, payments of up to 0.25% per annum of the service fee will commence when the value of the net assets of the Fund attributable to Class A shares first equals or exceeds $50 million.

Each Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. Except in the case of the up to 0.25% per annum first year service fee, payments by the Mississippi Fund will commence on such date to be determined by the Trustees. In the case of the Pennsylvania Fund, except in the case of the up to 0.25% per annum first year service fee, payments will commence when the value of the net assets of the Pennsylvania Fund attributable to Class A shares first equals or exceeds $50 million. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $8,339, $5,589, $5,470, $5,835, $15,311, and $2,607
for the New York, North Carolina, South Carolina, Tennessee, Virginia, and West Virginia Funds, respectively for Class B shares. MFS retains the service fee for accounts not attributable to a securities dealer, which amounted to $4,633 and $1,455 for the North Carolina and Virginia Funds, respectively, for Class C shares. Fees incurred under the distribution plan during the year ended March 31, 1997 were 0.80%, 1.00%, 1.00%, 0.80%, 1.00%, 1.00%, 1.00% and
1.00%, of each of the Fund's average daily net assets attributable to Class B shares for the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia Funds, respectively on an annualized basis. Fees incurred under the distribution plan during the year ended March 31, 1997 were 1.00% and 1.00% of each of the Fund's average daily net assets attributable to Class C shares for the North Carolina and Virginia Fund, respectively, on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended March 31, 1997, on Class A, Class B and Class C shares were as follows:

                                              North
                  Mississippi  New York    Carolina   Pennsylvania
CDSC Imposed             Fund      Fund        Fund           Fund
 ============================  ========= ===========  ==============
Class A             $    --     $    51    $     --      $11,294
                =============  ========= ===========  ==============
Class B             $48,353     $95,716    $103,158      $33,143
                =============  ========= ===========  ==============
Class C             $    --     $    --    $  1,076      $    --
                =============  ========= ===========  ==============

                    South                              West
                 Carolina   Tennessee   Virginia   Virginia
CDSC Imposed         Fund        Fund       Fund       Fund
 =============== ========= ===========  ========= ==========
Class A           $   683    $    --     $    --   $    --
                 ========= ===========  ========= ==========
Class B           $40,979    $53,602     $89,149   $54,376
                 ========= ===========  ========= ==========
Class C           $    --    $    --     $    --   $    --
                 ========= ===========  ========= ==========

Shareholder Servicing Agent -- MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of each Fund's average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations were as follows (000 omitted):

                                           North
              Mississippi   New York    Carolina   Pennsylvania
                     Fund       Fund        Fund           Fund
 =========================  ========= ===========  ==============
Purchases       $13,914     $ 98,698    $142,694      $17,494
Sales            22,542      114,931     173,363       19,597

                 South                               West
              Carolina   Tennessee   Virginia    Virginia
                  Fund        Fund       Fund        Fund
 ============ ========= =========== =========== ==========
Purchases      $23,175    $25,171    $175,712    $29,666
Sales           36,328     23,823     213,973     39,183


The cost and unrealized appreciation or depreciation in value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows (000 omitted):

                                                               North
                                  Mississippi   New York    Carolina    Pennsylvania
                                         Fund       Fund        Fund            Fund
================================ ============= ======================  ==============
Aggregate cost                      $73,775     $139,305    $398,472      $39,850
                                 ============= ======================  ==============
Gross unrealized appreciation       $ 2,791     $  7,764    $ 20,959      $   752
Gross unrealized depreciation          (136)      (1,323)     (1,627)        (356)
                                 ------------- ----------------------  --------------
 Net unrealized appreciation        $ 2,655     $  6,441    $ 19,332      $   396
                                 ============= ======================  ==============

                                     South                                West
                                  Carolina   Tennessee    Virginia    Virginia
                                      Fund        Fund        Fund        Fund
 =============================== ====================== =========== ===========
Aggregate cost                    $160,068    $117,236    $382,979    $129,623
                                 ====================== =========== ===========
Gross unrealized appreciation     $  8,606    $  5,429    $ 17,955    $  7,984
Gross unrealized depreciation         (666)       (725)     (1,373)       (510)
                                 ---------------------- ----------- -----------
 Net unrealized appreciation      $  7,940    $  4,704    $ 16,582    $  7,474
                                 ====================== =========== ===========

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares                                 Mississippi Fund          New York Fund       North Carolina Fund
                                           ----------------------  ---------------------- ------------------------
Year Ended March 31, 1997 (000 Omitted)     Shares       Amount     Shares       Amount      Shares        Amount
 ========================================= ========= ============  ========= ============ =========== ============
Shares sold                                    420     $  3,942      1,336     $ 14,245      11,938    $ 138,759
Shares issued to shareholders in
  reinvestment of distributions                170        1,601        355        3,792         989       11,523
Shares reacquired                           (1,427)     (13,419)    (2,824)     (30,108)    (15,681)    (182,342)
                                           --------- ------------  --------- ------------ ----------- ------------
 Net decrease                                 (837)    $  (7,876)   (1,133)    $(12,071)     (2,754)   $ (32,060)
                                           ========= ============  ========= ============ =========== ============

Year Ended March 31, 1996 (000 Omitted)     Shares       Amount     Shares       Amount      Shares        Amount
 ========================================= ========= ============  ========= ============ =========== ============
Shares sold                                    877     $  8,180      2,667     $ 28,693       7,027    $  82,500
Shares issued to shareholders in
  reinvestment of distributions                228        2,141        415        4,457       1,060       12,349
Shares reacquired                           (1,776)     (16,709)    (4,446)     (47,873)    (10,276)    (120,480)
                                           --------- ------------  --------- ------------ ----------- ------------
 Net decrease                                 (671)    $  (6,388)   (1,364)    $(14,723)     (2,189)   $ (25,631)
                                           ========= ============  ========= ============ =========== ============

Class A Shares -- continued              Pennsylvania Fund    South Carolina Fund          Tennessee Fund
                                         -------------------  --------------------------------------------
Year Ended March 31, 1997 (000 Omitted)  Shares     Amount     Shares      Amount     Shares       Amount
=======================================  ========  =========  =====================  ========= ===========
Shares sold                                 379    $ 3,531        747    $  8,956        819     $  8,497
Shares issued to shareholders in
  reinvestment of distributions              70        653        368       4,404        266        2,759
Shares reacquired                          (546)    (5,091)    (2,517)    (30,161)    (1,175)     (12,195)
                                         --------  ---------  ---------------------  --------- -----------
 Net decrease                               (97)   $  (907)    (1,402)   $(16,801)       (90)    $   (939)
                                         ========  =========  =====================  ========= ===========

Year Ended March 31, 1996 (000 Omitted)  Shares     Amount     Shares      Amount    Shares       Amount
=======================================  ========  =========  ====================  ========= ===========
Shares sold                                 302    $ 2,857      1,071    $ 12,906       527     $  5,493
Shares issued to shareholders in
  reinvestment of distributions              70        659        395       4,764       271        2,835
Shares reacquired                          (213)    (2,014)    (1,950)    (23,552)   (1,692)     (17,696)
                                         --------  ---------  --------------------  --------- -----------
 Net increase (decrease)                    159    $ 1,502       (484)   $ (5,882)     (894)    $ (9,368)
                                         ========  =========  ====================  ========= ===========

                                                     Virginia Fund     West Virginia Fund
                                           ------------------------- ----------------------
Year Ended March 31, 1997 (000 Omitted)       Shares        Amount     Shares      Amount
 ========================================= =========== =============  ====================
Shares sold                                   13,538     $ 151,104        537    $  6,100
Shares issued to shareholders in
  reinvestment of distributions                  921        10,293        326       3,704
Shares reacquired                            (17,500)     (195,457)    (1,584)    (17,969)
                                           ----------- -------------  --------------------
 Net decrease                                 (3,041)    $  (34,060)     (721)   $ (8,165)
                                           =========== =============  ====================

Year Ended March 31, 1996 (000 Omitted)       Shares        Amount     Shares      Amount
 ========================================= =========== =============  ====================
Shares sold                                    7,192     $  82,090      1,206    $ 13,870
Shares issued to shareholders in
  reinvestment of distributions                1,009        11,447        328       3,752
Shares reacquired                             (9,726)     (111,003)    (1,047)    (11,988)
                                           ----------- -------------  --------------------
 Net increase (decrease)                      (1,525)    $ (17,466)       487    $  5,634
                                           =========== =============  ====================

 Class B Shares                                 Mississippi Fund        New York Fund  North Carolina Fund
                                               ------------------- ----------------------------------------
Year Ended March 31, 1997 (000 Omitted)        Shares     Amount   Shares      Amount    Shares     Amount
 ============================================  ======== =========  ======== =========== ======== ==========
Shares sold                                       129    $ 1,206      427     $ 4,550       800    $ 9,310
Shares issued to shareholders in
  reinvestment of distributions                    21        195       64         687        84        973
Shares reacquired                                (199)    (1,876)    (600)     (6,395)     (432)    (5,013)
                                               -------- ---------  -------- ----------- -------- ----------
 Net increase (decrease)                          (49)   $  (475)    (109)    $(1,158)      452    $ 5,270
                                               ======== =========  ======== =========== ======== ==========

Year Ended March 31, 1996 (000 Omitted)        Shares     Amount   Shares      Amount    Shares     Amount
 ============================================  ======== =========  ======== =========== ======== ==========
Shares sold                                       295    $ 2,757      544     $ 5,859       952    $11,119
Issued in connection with the acquisition of
  the Advantage Fund                               --         --    1,405      14,685        --         --
Shares issued to shareholders in
  reinvestment of distributions                    22        208       63         676        70        821
Shares reacquired                                (120)    (1,127)    (513)     (5,513)     (395)    (4,599)
                                               -------- ---------  -------- ----------- -------- ----------
 Net increase                                     197    $ 1,838    1,499     $15,707       627    $ 7,341
                                               ======== =========  ======== =========== ======== ==========

                                               Pennsylvania Fund   South Carolina Fund       Tennessee Fund
                                               ------------------- -----------------------------------------
Year Ended March 31, 1997 (000 Omitted)        Shares     Amount   Shares       Amount    Shares     Amount
 ============================================  ======== =========  ========    ========= ======== ==========
Shares sold                                       364    $ 3,410      443      $ 5,311       385    $ 4,006
Shares issued to shareholders in
  reinvestment of distributions                    73        686       45          537        32        331
Shares reacquired                                (330)    (3,097)    (186)      (2,226)     (261)    (2,710)
                                               -------- ---------  --------    --------- -------- ----------
 Net increase                                     107    $   999      302      $ 3,622       156    $ 1,627
                                               ======== =========  ========    ========= ======== ==========

Year Ended March 31, 1996 (000 Omitted)        Shares     Amount   Shares       Amount    Shares     Amount
 ============================================  ======== =========  ========    ========= ======== ==========
Shares sold                                       376    $ 3,589      575      $ 6,957       362    $ 3,771
Issued in connection with the acquisition of
  the Advantage Fund                            1,604     14,819       --           --        --         --
Shares issued to shareholders in
  reinvestment of distributions                    68        642       32          384        27        284
Shares reacquired                                (300)    (2,852)    (161)      (1,935)     (120)    (1,249)
                                               -------- ---------  --------    --------- -------- ----------
 Net increase                                   1,748    $16,198      446      $ 5,406       269    $ 2,806
                                               ======== =========  ========    ========= ======== ==========

Class B Shares                                  Virginia Fund  West Virginia Fund
                                            ---------------------------------------
Year Ended March 31, 1997 (000 Omitted)     Shares     Amount   Shares     Amount
 =========================================  ======== =========  ======== ==========
Shares sold                                    552    $ 6,182      218    $ 2,474
Shares issued to shareholders in
  reinvestment of distributions                 51        567       35        397
Shares reacquired                             (375)    (4,195)    (167)    (1,902)
                                            -------- ---------  -------- ----------
 Net increase                                  228    $ 2,554       86    $   969
                                            ======== =========  ======== ==========

Year Ended March 31, 1996 (000 Omitted)     Shares     Amount   Shares     Amount
 =========================================  ======== =========  ======== ==========
Shares sold                                    706    $ 8,043      317    $ 3,621
Shares issued to shareholders in
  reinvestment of distributions                 43        494       30        346
Shares reacquired                             (199)    (2,269)    (127)    (1,455)
                                            -------- ---------  -------- ----------
 Net increase                                  550    $ 6,268      220    $ 2,512
                                            ======== =========  ======== ==========

 Class C                                   North Carolina Fund        Virginia Fund
                                            ----------------------------------------
Year Ended March 31, 1997 (000 Omitted)     Shares      Amount     Shares    Amount
 =========================================  ===================  ======== ==========
Shares sold                                    191     $ 2,228         93   $ 1,033
Shares issued to shareholders in
  reinvestment of distributions                 24         274          9       102
Shares reacquired                             (350)     (4,084)      (114)   (1,277)
                                            -------------------  -------- ----------
 Net decrease                                 (135)    $(1,582)       (12)  $  (142)
                                            ===================  ======== ==========

Year Ended March 31, 1996 (000 Omitted)     Shares      Amount     Shares    Amount
 =========================================  ===================  ======== ==========
Shares sold                                    334     $ 3,931        199   $ 2,264
Shares issued to shareholders in
  reinvestment of distributions                 18         205          8        92
Shares reacquired                             (257)     (3,011)      (114)   (1,289)
                                            -------------------  -------- ----------
 Net increase                                   95     $ 1,125         93   $ 1,067
                                            ===================  ======== ==========

(6) Line of Credit

The Trust entered into an agreement which enables each of the Funds to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the each of the Funds for the year ended March 31, 1997, ranged from $0 to $4,781.

(7) Financial Instruments

The Trust trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                      Unrealized
Fund                  Description             Expiration    Contracts    Position    Depreciation
=====================  ================================== ============ ===========  ===============
South Carolina Fund   Municipal Bond Index  June 1997          20      Long            $40,726

At March 31, 1997, the South Carolina Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The Trust also invests in indexed securities whose value may be linked to interest rates, commodities, indices or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at March 31, 1997:

                                                                                         Principal
                                                                                            Amount                   Unrealized
Fund                  Description                               Index                (000 Omitted)     Value       Depreciation
===================== =========================================  ================================= ============= ==============
South Carolina Fund   Puerto Rico Telephone Authority
                       Rev., AMBAC, 5.87s, 2004                 J.J. Kenny              $1,000       $  965,840     $ 34,160
Tennessee Fund        Puerto Rico Public Building Authority,
                       Public Education & Health  Refunding,
                      6.45s, 2016                               PSA Municipal Swap      $2,000       $1,874,880     $125,120
                      Puerto Rico Telephone Authority
                       Rev., 5.87s, 2004                        J.J. Kenny              $2,000       $1,931,680     $ 68,320

(8) Restricted Securities

Each Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At March 31, 1997, the North Carolina Fund owned the following restricted security (constituting 0.32% of its net assets). The North Carolina Fund does not have the right to demand that such security be registered. The value of this security is determined by valuations supplied by a pricing service.

                                                                                 Principal
                                                             Date of                Amount
Fund                  Description                            Acquisition     (000 Omitted)     Cost             Value
=====================  ===================================== ============== ============== =============  ============
North Carolina Fund   Pasquotank County, NC, Certificates
                      of Participation, MBIA, 5s, 2015          12/14/95        $1,500      $1,398,430    $1,362,780

(9) Acquisition

At close of business on April 28, 1995, the New York Fund acquired all the assets and liabilities of The New York Portfolio, a series of The Advantage Municipal Bond Fund (the Advantage Fund). The acquisition was accomplished by a tax free exchange of 1,405,222 Class B shares of the Fund (valued at $14,684,566) for 1,595,965 shares of the Advantage Fund's net assets on that date ($14,684,566), including $719,185 of unrealized depreciation, which were combined with those of the Fund. The aggregate net assets for Class B shares after the acquisition were $26,723,476.

At close of business on April 28, 1995, the Pennsylvania Fund acquired all the assets and liabilities of The Pennsylvania Portfolio, a series of The Advantage Municipal Bond Fund (the Advantage Fund). The acquisition was accomplished by a tax free exchange of 1,603,769 Class B shares of the Fund (valued at $14,818,825) for 1,580,698 shares of the Advantage Fund's net assets on that date ($14,818,825), including $730,231 of unrealized depreciation, which were combined with those of the Fund. The aggregate net assets for Class B shares after the acquisition were $22,807,582.

Independent Auditors' Report

To the Trustees of MFS Municipal Series Trust and Shareholders of the Portfolios of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund (portfolios of MFS Municipal Series Trust) as of March 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996, and the financial highlights for each of the years in the three-year period ended March 31, 1997, the two months ended March 31, 1994, and each of the years in the seven-year period ended January 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at March 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned portfolios of MFS Municipal Series Trust at March 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 25, 1997

                ------------------------------------------------

  This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) Municipal Series Trust

Trustees
A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor; Former Chairman and Director (until
1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

Marshall N. Cohan - Private Investor

Lawrence H. Cohn, M.D. - Chief of Cardiac Surgery,
Brigham and Women's Hospital; Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE - Chief Executive Officer, Edmund Gibbons Ltd.; Chairman, Bank of N.T. Butterfield & Son Ltd.

Abby M. O'Neill - Private Investor; Director, Rockefeller Financial Services, Inc. (investment advisers)

Walter E. Robb, III - President and Treasurer, Benchmark Advisors, Inc. (corporate financial consultants); President, Benchmark Consulting Group, Inc. (office services); Trustee, Landmark Funds (mutual funds)

Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company
Jeffrey L. Shames* - President and Director, Massachusetts Financial Services Company

J. Dale Sherratt - President, Insight Resources, Inc.
(acquisition planning specialists)

Ward Smith - Former Chairman (until 1994), NACCO Industries; Director, Sundstrand Corporation

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Portfolio Managers
David R. King*
Geoffrey L. Schechter*
David B. Smith*

Treasurer
W. Thomas London*

Assistant Treasurer
James O. Yost*

*Affiliated with the Investment Adviser




Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

Auditors
Deloitte & Touche LLP

Investor Information
For MFS stock and bond market outlooks, call toll free:
1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free:
1-800-637-2929 any business day from 9 a.m. to 5 p.m.
Eastern time  (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m.
Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

World Wide Web
www.mfs.com



[Dalbar logo]
For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

MFS(R)  Municipal                                      [Dalbar logo]
Series Trust
500 Boylston Street
Boston, MA 02116-3741

MFS(R) Mississippi Municipal Bond Fund
MFS(R) New York Municipal Bond Fund
MFS(R) North Carolina Municipal Bond Fund
MFS(R) Pennsylvania Municipal Bond Fund
MFS(R) South Carolina Municipal Bond Fund
MFS(R) Tennessee Municipal Bond Fund
MFS(R) Virginia Municipal Bond Fund
MFS(R) West Virginia Municipal Bond Fund


[Logo MFS(R) INVESTMENT MANAGEMENT]


                                                             Bulk Rate
                                                            U.S. Postage
                                                              P A I D
                                                            Permit #55638
                                                             Boston, MA



                                                                          58/258
                                                                          52/252
                                                                      41/241/341
                                                                          30/230
                                                                          42/242
                                                                          53/253
                                                                      43/243/343
                                                                          44/244

                                                                 MST-2B-5/97-51M

(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                           PROSPECTUS
                                           August 1, 1997
MFS(R) MUNICIPAL                           Class A Shares of Beneficial Interest
INCOME FUND                                Class B Shares of Beneficial Interest
(A member of the MFS Family of Funds(R))   Class C Shares of Beneficial Interest
--------------------------------------------------------------------------------
                                                                            Page
1. Expense Summary .......................................................     2
2. The Fund ..............................................................     3
3. Condensed Financial Information .......................................     4
4. Investment Objective and Policies .....................................     5
5. Investment Techniques .................................................     9
6. Management of the Fund ................................................    12
7. Information Concerning Shares of the Fund .............................    14
        Purchases ........................................................    14
        Exchanges ........................................................    19
        Redemptions and Repurchases ......................................    20
        Distribution Plan ................................................    22
        Distributions ....................................................    24
        Tax Status .......................................................    24
        Net Asset Value ..................................................    25
        Description of Shares, Voting Rights and Liabilities .............    25
        Performance Information ..........................................    26
8. Shareholder Services ..................................................    26
   Appendix A ............................................................   A-1
   Appendix B ............................................................   B-1
   Appendix C ............................................................   C-1
   Appendix D ............................................................   D-1
   Appendix E ............................................................   E-1

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MFS MUNICIPAL INCOME FUND  500 Boylston Street, Boston, MA 02116  (617) 954-5000


The investment objective of MFS Municipal Income Fund (the "Fund") is to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing while seeking protection of shareholders' capital. The Fund is a diversified series of MFS Municipal Series Trust (the "Trust"), an open-end management investment company. THE FUND MAY INVEST UP TO ONE-THIRD OF ITS NET ASSETS IN LOWER RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS," THAT ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING (see "Investment Objective and Policies" below). The minimum initial investment generally is $1,000 per account (see "Information Concerning Shares of the Fund -- Purchases" below).
The Fund's investment adviser and distributor are Massachusetts Financial Services Company ("MFS" or the "Adviser") and MFS Fund Distributors, Inc. ("MFD"), respectively, both of which are located at 500 Boylston Street, Boston, Massachusetts 02116.
INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERMENT AGENCY, AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY FINANCIAL INSTITUTION. SHARES OF MUTUAL FUNDS ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED, AND WILL FLUCTUATE IN VALUE. YOU MAY RECEIVE MORE OR LESS THAN YOU PAID WHEN YOU REDEEM YOUR SHARES.
This Prospectus sets forth concisely the information concerning the Trust and the Fund that a prospective investor ought to know before investing. The Trust, on behalf of the Fund, has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), dated August 1, 1997, which contains more detailed information about the Trust and the Fund and is incorporated into this Prospectus by reference. See page 28 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). The SEC maintains an Internet World Wide Web site that contains the SAI, materials that are incorporated by reference into this Prospectus and the SAI, and other information regarding the Fund. This Prospectus is available on the Adviser's Internet World Wide Web site at http://www.mfs.com.

  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

1.  EXPENSE SUMMARY
SHAREHOLDER TRANSACTION EXPENSES:
                                                                                    CLASS A        CLASS B        CLASS C
                                                                                    -------        -------        -------
    Maximum Initial Sales Charge Imposed on Purchases of Fund Shares (as a
      percentage of offering price) .......................................          4.75%          0.00%          0.00%
    Maximum Contingent Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, as applicable) ...............    See Below(1)         4.00%          1.00%


ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):
    Management Fees .......................................................          0.75%          0.75%          0.75%
    Rule 12b-1 Fees .......................................................          0.25%(2)       1.00%(3)       1.00%(3)
    Other Expenses(4) .....................................................          0.31%          0.31%          0.31%
                                                                                     ----           ----           ----
    Total Operating Expenses ..............................................          1.31%          2.06%          2.06%

------------
(1) Purchases of $1 million or more and certain purchases by retirement plans are not subject to an initial sales charge; however, a contingent deferred sales charge (a "CDSC") of 1% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases. See "Information Concerning Shares of the Fund -- Purchases" below.

(2) The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the average daily net assets attributable to the Class A shares. Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine. Distribution expenses paid under this Plan, together with the initial sales charge, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below.

(3) The Fund's Distribution Plan provides that the Fund will pay distribution/ service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average daily net assets attributable to the Class B shares and Class C shares, respectively. Distribution expenses paid under the Distribution Plan with respect to Class B or Class C shares, together with any CDSC payable upon redemption of Class B shares and Class C shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below.


(4) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                             EXAMPLE OF EXPENSES
                             -------------------

An investor would pay the following dollar amounts of expenses on a $1,000 investment in the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):


PERIOD                                     CLASS A                 CLASS B                       CLASS C
------                                     -------           --------------------          -------------------
                                                                             (1)                           (1)
 1 year ...............................     $ 60             $ 61           $ 21           $ 31           $ 21
 3 years ..............................       87               95             65             65             65
 5 years ..............................      116              131            111            111            111
10 years ..............................      198              219(2)         219(2)         239            239


------------
(1) Assumes no redemption.

(2) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.


    The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. More complete descriptions of the following Fund expenses are set forth in the following sections of the Prospectus: (i) varying sales charges on share purchases -- "Purchases"; (ii) varying CDSCs -- "Purchases"; (iii) management fees -- "Management of the Fund -- Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees -- "Distribution Plan."


    THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


2.  THE FUND
The Fund is a diversified series of the Trust, an open-end management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1984. The Trust presently consists of 16 series of shares, each of which represents a portfolio with separate investment policies. Shares of the Fund are continuously sold to the public and the Fund buys securities for its portfolio. Three classes of shares of the Fund currently are offered for sale to the general public. Class A shares are offered at net asset value plus an initial sales charge up to maximum of 4.75% of the offering price (or a CDSC of 1% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans) and subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year and an annual distribution fee and service fee of 1.00% per annum. Class A and Class C shares do not convert to any other class of shares of the Fund.


The Trust's Board of Trustees provides broad supervision over the affairs of the Fund. A majority of the Trustees are not affiliated with the Adviser. The Adviser is responsible for the management of the Fund's assets and the officers of the Trust are responsible for the Fund's operations. The Adviser manages the portfolio from day to day in accordance with the Fund's investment objective and policies. The selection of investments and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces. The Fund also offers to buy back (redeem) its shares from its shareholders at any time at net asset value, less any applicable CDSC.

3.  CONDENSED FINANCIAL INFORMATION
The following information has been audited for at least the latest five fiscal years of the Fund and should be read in conjunction with financial statements included in the Fund's Annual Report to shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's current independent auditors are Deloitte & Touche LLP.

                             FINANCIAL HIGHLIGHTS
                     CLASS A, CLASS B AND CLASS C SHARES

                                          YEAR ENDED MARCH 31,         YEAR ENDED              YEAR ENDED MARCH 31,       YEAR ENDED
                                 ------------------------------------- NOVEMBER 30,------------------------------------ NOVEMBER 30,
                                  1997       1996       1995   1994+++    1993**    1997       1996       1995    1994+++       1993
                                  ----       ----       ----   ------- -----------  ----       ----       ----    ------- ----------
                                                     CLASS A                                                CLASS B
                                 ----------------------------------------------    -------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning
  of period ..................   $ 8.62    $ 8.56     $ 8.56   $ 8.99    $ 9.15    $ 8.63    $ 8.57      $ 8.56   $ 8.99    $ 8.73
                                 ------    ------     ------   ------    ------    ------    ------      ------   ------    ------
Income from investment operations# --
  Net investment income(S) ...   $ 0.49    $ 0.51     $ 0.50   $ 0.15    $ 0.12    $ 0.43    $ 0.43      $ 0.44   $ 0.14    $ 0.42
  Net realized and unrealized
    gain (loss) on investments    (0.12)     0.05       0.02    (0.51)    (0.16)    (0.13)     0.06       --       (0.51)     0.42
                                 ------    ------     ------   ------    ------    ------    ------      ------   ------    ------
    Total from investment
      operations .............   $ 0.37    $ 0.56     $ 0.52   $(0.36)   $(0.04)   $ 0.30    $ 0.49      $ 0.44   $(0.37)   $ 0.84
                                 ------    ------     ------   ------    ------    ------    ------      ------   ------    ------
Less distributions declared to
  shareholders --
  From net investment income..   $(0.49)   $(0.50)(++)$(0.52)  $(0.02)   $(0.11)   $(0.42)   $(0.43)(++) $(0.43)  $(0.01)   $(0.45)
  From net realized gain on
    investments ..............     --        --         --      (0.01)    --        --         --         --       (0.01)    (0.10)
  In excess of net investment
    income ...................     --        --         --       --       --        --         --         --       --        (0.03)
  In excess of net realized
    gain on investments ......
                                   --        --         --  ++  (0.04)    (0.01)    --         --         --       (0.04)   --
                                 ------    ------     ------   ------    ------    ------    ------      ------   ------    ------
    Total distributions
      declared to shareholders   $(0.49)   $(0.50)    $(0.52)  $(0.07)   $(0.12)   $(0.42)   $(0.43)     $(0.43)  $(0.06)  $ (0.58)
                                 ------    ------     ------   ------    ------    ------    ------      ------   ------    ------
Net asset value -- end of
  period .....................   $ 8.50    $ 8.62     $ 8.56   $ 8.56    $ 8.99    $ 8.51    $ 8.63      $ 8.57   $ 8.56    $ 8.99
                                 ======    ======     ======   ======    ======    ======    ======      ======   ======    ======
TOTAL RETURN(+) ..............    4.28%     6.81%      6.33%   (7.90)%+  (1.80)%+   3.44%     5.87%       5.32%   (8.97)%+   9.95%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(S)
  Expenses## .................    1.31%     1.28%      1.13%    1.07% +    0.76%+   2.11%     2.13%       2.16%    2.24% +   2.11%
  Net investment income ......    5.75%     5.75%      6.20%    5.31% +    4.94%+   4.95%     4.90%       5.15%    4.74% +   4.92%
PORTFOLIO TURNOVER ...........      30%       23%        25%       9%        30%      30%       23%         25%       9%       30%
NET ASSETS AT END OF PERIOD
  (000 OMITTED) .............. $152,039  $121,903    $25,270   $5,595       $461 $226,138  $306,889    $412,965 $479,478  $518,179

  **For the period from the commencement of offering Class A shares, September 7, 1993, to November 30, 1993.
   +Annualized.
  ++Distributions in excess of net realized gains were less than $0.01 per share for Class A shares for the year ended
    March 31, 1995.
 +++For the four-month period ended March 31, 1994.
   #Per share data for the periods subsequent to November 30, 1993, based on average shares outstanding.
  ##For fiscal periods ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++)Includes distributions in excess of net investment income of $0.0003 per share for Class A and Class B shares for the year ended March 31, 1996.
 (S)The distributor did not impose the Class A distribution fee of 0.10% per annum for the year ended March 31, 1996. If this fee had been incurred by the Fund, the ratios of expenses to average net assets and net investment income to average net assets would have been 1.38% and 5.66%, respectively.

                             FINANCIAL HIGHLIGHTS
                          CLASS B AND CLASS C SHARES

                                              YEAR ENDED NOVEMBER 30,                                YEAR ENDED MARCH 31,
                           --------------------------------------------------------------    ------------------------------------
                            1992       1991       1990       1989       1988       1987*     1997      1996       1995     1994**
                                                      CLASS B                                              CLASS C
                           --------------------------------------------------------------    ------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value --
  beginning of period ...    $ 8.50     $ 8.25     $ 8.41     $ 8.11     $ 7.67    $ 8.47   $ 8.64   $ 8.57       $ 8.56   $ 9.07
                             ------     ------     ------     ------     ------    ------   ------   ------       ------   ------
Income from investment operations# --
  Net investment income .    $ 0.47     $ 0.49     $ 0.49     $ 0.51     $ 0.50    $ 0.38   $ 0.43   $ 0.43       $ 0.44   $ 0.09
  Net realized and
    unrealized gain
    (loss) on investments
    .....................      0.26       0.25      (0.15)      0.30       0.43     (0.83)   (0.12)    0.07         0.01    (0.59)
                             ------     ------     ------     ------     ------    ------   ------   ------       ------   ------
    Total from investment
      operations ........    $ 0.73     $ 0.74     $ 0.34     $ 0.81     $ 0.93    $(0.45)  $ 0.31   $ 0.50       $ 0.45   $(0.50)
                             ------     ------     ------     ------     ------    ------   ------   ------       ------   ------

Less distributions declared to shareholders
  From net investment
income ..................    $(0.48)    $(0.49)    $(0.50)    $(0.51)    $(0.49)   $(0.35)  $(0.43)  $(0.43)(++)  $(0.44)  $(0.01)
  From paid in capital ..     (0.02)     --         --         --         --         --       --         --         --       --
                             ------     ------     ------     ------     ------    ------   ------   ------       ------   ------
    Total distributions
      declared to
      shareholders ......    $(0.50)    $(0.49)    $(0.50)    $(0.51)    $(0.49)   $(0.35)  $(0.43)  $(0.43)      $(0.44)  $(0.01)
                             ------     ------     ------     ------     ------    ------   ------   ------       ------   ------
Net asset value -- end of
  period ................    $ 8.73     $ 8.50     $ 8.25     $ 8.41     $ 8.11    $ 7.67   $ 8.52   $ 8.64       $ 8.57   $ 8.56
                             ======     ======     ======     ======     ======    ======   ======   ======       ======   ======
TOTAL RETURN ............     8.82%      9.21%      4.18%     10.24%     12.53%    (5.79)%+  3.62%    5.94%        5.39%  (19.42)%+
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses## ............     2.03%      2.04%      2.05%      2.07%      2.09%     2.03%+   2.06%    2.05%        2.09%    2.18%+
  Net investment income .     5.50%      5.82%      5.99%      6.09%      6.38%     6.00%+   5.00%    4.95%        5.23%    4.62%+
PORTFOLIO TURNOVER ......       52%        73%        91%       127%       171%      138%      30%      23%          25%       9%
NET ASSETS AT END OF
  PERIOD
  (000 OMITTED) .........  $449,949   $409,084   $379,239   $343,887   $244,825  $183,935  $19,159  $16,504      $10,936   $6,393

   *For the period from the commencement of investment operations, December 29, 1986, to November 30, 1987.
  **For the period from the commencement of offering of Class C shares, January 3, 1994, to March 31, 1994.
   +Annualized.
   #Per share data for the periods subsequent to November 30, 1993, are based on average shares outstanding.
  ##For fiscal periods ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++)Includes distributions in excess of net investment income of $0.0003 per share for Class C shares for the year ended
    March 31, 1996.

4.  INVESTMENT OBJECTIVE AND POLICIES
The Fund seeks to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing and protection of shareholders' capital. As a matter of fundamental policy, the Fund seeks to achieve its investment objective by investing primarily (i.e., at least 80% of its net assets under normal circumstances) in debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds" or "tax-exempt securities"). The interest income on certain of these obligations may be subject to an alternative minimum tax, which is considered to be tax-exempt for purposes of the 80% test described above.


Under normal market conditions, substantially all of the Fund's assets will be invested in:


        (i) tax-exempt securities which are rated AAA, AA or A by Standard & Poor's Ratings Services ("S&P"), by Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or are rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's");

        (ii) notes of issuers having an issue of outstanding Municipal Bonds rated AAA, AA or A by S&P, Fitch or Duff & Phelps or Aaa, Aa or A by Moody's or which are guaranteed by the U.S. Government;


        (iii) obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities;

        (iv) commercial paper, obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with $1 billion or more of assets, and cash; and/or


        (v) tax-exempt securities which are not rated or which are rated lower than the four highest grades of S&P, Fitch, Duff & Phelps or Moody's, provided that not more than one-third of the net assets of the Fund will be invested in such securities.

Interest income from the investments described in paragraphs (iii) and (iv) above may be taxable to shareholders as ordinary income. For a description of ratings of S&P, Fitch, Duff & Phelps and Moody's of Municipal Bonds, see Appendix B to this Prospectus. See Appendix C for a description of U.S. Government obligations and short-term investments. For a comparison of yields on Municipal Bonds and taxable securities, see the Taxable Equivalent Yield Table in Appendix D to this Prospectus. For a chart indicating the composition of the bond portion of the Fund's portfolio for its fiscal year ended March 31, 1997, with the debt securities separated into rating categories, see Appendix E to this Prospectus, See "Investment Objective and Policies -- Risk Factors of Lower Rated Securities" below for a description of the risks involved in investing in lower rated fixed income securities.


Although higher quality tax-exempt securities held by the Fund may produce lower yields, they are generally more marketable.

The securities in which the Fund may invest also include zero coupon bonds (see "Investment Techniques -- Zero Coupon Bonds" below) and securities purchased on a "when-issued" or on a "forward delivery" basis (see "Investment Techniques -- When Issued Securities" below). The Fund may also invest in variable and floating rate obligations and inverse floating rate obligations (see "Investment Techniques -- Variable and Floating Rate Obligations" and "-- Inverse Floating Rate Obligations" below). In addition, the Fund may write covered call and put options and purchase call and put options, including warrants, on fixed income securities, primarily for hedging purposes and also in an effort to increase current income (see "Investment Techniques -- Options" below). The Fund may also purchase and sell interest rate futures contracts on fixed income securities and indexes of such securities and may write and purchase options thereon for hedging purposes and for non-hedging purposes, subject to applicable law (see "Investment Techniques -- Futures Contracts and Options on Futures Contracts" below). Gains recognized from options and futures transactions engaged in by the Fund are taxable income to shareholders.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds (see "Tax Status" below for the effect of current federal tax law on this exemption).

There is no formula as to the percentage of assets that may be invested in any one type of security. Cash, short-term obligations, repurchase agreements or other forms of debt securities are held to provide a reserve for future purchases of securities. Subject to tax requirements, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss.

ADDITIONAL INFORMATION AS TO INVESTMENT OBJECTIVE AND POLICIES
FIXED INCOME SECURITIES -- When and if available, the Fund may purchase fixed income securities at a discount from face value. However, the Fund does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive.

CHARACTERISTICS OF MUNICIPAL BONDS -- The Fund may invest its assets in a relatively high percentage of Municipal Bonds issued by entities having similar characteristics. The issuers may pay their interest obligations from revenue of similar projects such as multi-family housing, nursing homes, electric utility systems, hospitals or life care facilities. This may make the Fund more susceptible to similar economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation of the net asset value of the Fund's shares also increases. The Fund will only invest in securities of issuers which it believes will make timely payments of interest and principal.

The Fund may invest more than 25% of its assets in industrial revenue bonds (referred to under current tax law as private activity bonds), and also may invest more than 25% of its assets in revenue bonds issued for housing, including multi-family housing, health care facilities or electric utilities, at times when the relative value of issues of such a type is considered, in the judgment of the Adviser, to be more favorable than that of other available types of issues, taking into consideration the particular restrictions on investment flexibility arising from the investment objective of the Fund of providing current income exempt from federal income taxes. Therefore, investors should also be aware of the risks which these investments may entail. Industrial revenue bonds are issued by various state and local agencies to finance various projects.

If a revenue bond is secured by payments generated from a project, and the revenue bond is also secured by a lien on the real estate comprising the project, foreclosure by the indenture trustee on the lien for the benefit of the bondholders creates additional risks associated with owning real estate, including environmental risks.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction within cost constraints, the achievement and maintainance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends.

The Fund may invest in municipal lease securities. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In light of these concerns, the Fund has adopted and follows procedures for determining whether municipal lease securities purchased by the Fund are liquid and thus not subject to the Fund's limitation on investing not more than 15% of its net assets in illiquid investments, or liquid and thus not subject to such limitation. The procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, the credit quality of the security and other factors which the Adviser may deem relevant. There are, of course, variations in the security of municipal lease securities, both within a particular classification and between classifications, depending on numerous factors.

Electric utilities face problems in financing large construction programs in inflationary periods, cost increases and delay occasioned by environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, the cost of competing fuel sources, difficulty in obtaining sufficient rate increases and other regulatory problems, the effect of energy conservation and difficulty of the capital market to absorb utility debt.

Health care facilities include life care facilities, nursing homes and hospitals. Life care facilities are alternative forms of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in this process. The facilities may also be affected by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges.

The Fund may also invest in bonds for industrial and other projects, such as sewage or solid waste disposal or hazardous waste treatment facilities. Financing for such projects will be subject to inflation and other general economic factors as well as construction risks including labor problems, difficulties with construction sites and the ability of contractors to meet specifications in a timely manner. Because some of the materials, processes and wastes involved in these projects may include hazardous components, there are risks associated with their production, handling and disposal.


RESTRICTED SECURITIES -- The Fund may also purchase securities that are not registered under the Securities Act of 1933 (the "1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). A determination is made, based upon a continuing review of the trading markets for a specific Rule 144A security, whether such security is liquid and thus not subject to the Fund's limitations on investing not more than 15% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to MFS the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, retains oversight, focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A securities could have the effect of decreasing the level of liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the Fund's portfolio. Subject to the Fund's 15% limitation on investments in illiquid investments, the Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Fund might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

RISK FACTORS REGARDING LOWER RATED SECURITIES -- The Fund may invest to a limited extent in lower rated fixed income securities or comparable unrated securities. Investments in fixed income securities offering the high current income sought by the Fund, while generally providing greater income and opportunity for gain than investments in higher rated securities, usually entail greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities), and involve greater volatility of price (especially during periods of economic uncertainty or change) than investments in higher rated securities and because yields may vary over time, no specified level of income can ever be assured. In particular, securities rated lower than Baa by Moody's or BBB by S&P, Duff & Phelps or Fitch or comparable unrated securities (commonly known as "junk bonds") are considered speculative. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on the Fund's lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, the Fund may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Fund's yield despite the actual loss of principal. The prices for these securities may be affected by legislative and regulatory developments. Changes in the value of securities subsequent to their acquisition will not affect cash income or yield to maturity to the Fund but will be reflected in the net asset value of shares of the Fund. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities at their fair value to meet redemption requests or to respond to changes in the market. No minimum rating standard is required by the Fund. To the extent the Fund invests in these lower rated fixed income securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality bonds. While the Adviser may refer to ratings issued by established credit rating agencies, it is not a policy of the Fund to rely exclusively on ratings issued by these agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality.

The Fund may also invest in fixed income securities rated Baa by Moody's or BBB by S&P, Duff & Phelps or Fitch and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, may have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.


ADDITIONAL RISK FACTORS -- The net asset value of the shares of an open-end investment company which may invest in fixed income securities changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a fixed income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed income portfolio can be expected to decline.

Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of shares of the Fund, such changes will not affect the income received by the Fund from such securities. However, the dividends paid by the Fund, if any, will increase or decrease in relation to the income received by the Fund from its investments, which would in any case be reduced by the Fund's expenses before it is distributed to shareholders.

In addition, the use of options, futures contracts and options on futures contracts (see "Investment Techniques" below) may result in the loss of principal, particularly where such instruments are traded for other than hedging purposes (e.g., to enhance current yield).

SHORT-TERM INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES -- During periods of unusual market conditions when the Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, up to 50% of the assets of the Fund may be invested in cash or cash equivalents including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with assets of $1 billion or more, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. U.S. Government securities also include interests in trusts or other entities representing interests in obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. See Appendix C to this Prospectus for a description of U.S. Government obligations and certain short-term investments.


5.  INVESTMENT TECHNIQUES
Additional information about certain of the investment techniques described below can be found under the caption "Investment Techniques" in the SAI.

LENDING OF SECURITIES: The Fund may make loans of its portfolio securities. Such loans will usually be made only to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would continue to collect the equivalent of the interest on the securities loaned and would also receive either interest (through investment of cash collateral) or a fee (if the collateral is U S. Government securities or a letter of credit).

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement the Fund acquires securities subject to the seller's agreement to repurchase them at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline).

WHEN-ISSUED SECURITIES: In order to help ensure the availability of suitable securities for its portfolio, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered to the Fund at a future date usually beyond customary settlement time. It is expected that, under normal circumstances, the Fund will take delivery of such securities. In general, the Fund does not pay for the securities until received and does not start earning interest on the obligations until the contractual settlement date. While awaiting delivery of the obligations purchased on such bases, the Fund will establish a segregated account consisting of liquid assets equal to the amount of the commitments to purchase "when-issued" securities.


ZERO COUPON BONDS: The Fund may invest in zero coupon bonds. Zero coupon bonds are debt obligations which are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.


VARIABLE AND FLOATING RATE OBLIGATIONS: The Fund may invest in variable and floating rate obligations. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. Variable rate obligations have an interest rate which is adjusted at predesignated periods and interest on floating rate obligations is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based.

INVERSE FLOATING RATE OBLIGATIONS: The Fund may invest in so called "inverse floating rate obligations" or "residual interest" bonds, or other obligations or certificates relating thereto structured to have similar features. Such obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed-rate tax-exempt obligations.

INDEXED SECURITIES: The Fund may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short-term to intermediate-term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the investment.

TRANSACTIONS IN OPTIONS AND FUTURES: The Fund may enter into transactions in options and futures on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities or increases in the cost of securities or other assets to be acquired and, subject to applicable law, to increase the Fund's gross income.

OPTIONS
OPTIONS ON SECURITIES -- The Fund may write (sell) covered call and put options and purchase call and put options on fixed income securities. The Fund will write options on such securities for the purpose of increasing its return on such securities and/or protect the values of its portfolio. In particular, where the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option which will increase its gross income and will offset in part the reduced value of the portfolio security underlying the option, or the increased cost of portfolio securities to be acquired. However, the writing of options constitutes only a partial hedge, up to the amount of premium, less any transaction costs. In contrast, however, if the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to purchase or sell the underlying security at a disadvantageous price, which may only be partially offset by the amount of the premium. The Fund may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.


By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security, since the holder will usually exercise the call option when the market value of the underlying security exceeds the exercise price of the call. However, the Fund retains the risk of depreciation in value of securities on which it has written call options.

The Fund may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Fund wants to purchase at a later date. In the event that the expected market fluctuations occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

In addition, the Fund may purchase warrants on fixed income securities. A warrant on a fixed income security is a long-dated call option conveying to the holder of the warrant the right, but not the obligation, to purchase a fixed income security of a specific description from the issuer on a certain date or dates (the exercise date) at a fixed exercise price.

In certain instances, the Fund may enter into options on Treasury securities which may be referred to as "reset" options or "adjustable strike" options. These options provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
FUTURES CONTRACTS -- The Fund may enter into interest rate futures contracts on fixed income securities and indexes of such securities. (Unless otherwise specified, such futures contracts are referred to as "Futures Contracts.") The Fund will utilize Futures Contracts for hedging and non-hedging purposes, subject to applicable law. Purchases or sales of Futures Contracts for hedging purposes are used to hedge against the effects of interest rate changes on the Fund's current or intended investment in fixed income securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates, the adverse effects of such changes may be offset, in whole or part, by gains on the sale of Futures Contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general decline in interest rates, may be offset, in whole or part, by gains on Futures Contracts purchased by the Fund. The Fund will incur brokerage fees when it purchases and sells Futures Contracts, and it will be required to make and maintain margin deposits.

OPTIONS ON FUTURES CONTRACTS -- The Fund may purchase and write options on Futures Contracts. (Unless otherwise specified, options on Futures Contracts are referred to as "Options on Futures Contracts.") Such investment strategies will be used for hedging and non-hedging purposes, subject to applicable law. Put and call Options on Futures Contracts may be traded by the Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of Options on Futures Contracts may present less risk in hedging the portfolio of the Fund than the purchase or sale of the underlying Futures Contracts since the potential loss is limited to the amount of the premium plus related transaction costs. The writing of such options, however, does not present less risk than the trading of Futures Contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, the Fund may suffer a loss on the transaction.


RISKS OF TRANSACTIONS IN FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND
OPTIONS: Although the Fund may enter into certain transactions in Futures Contracts, Options on Futures Contracts and options for hedging purposes, such transactions do involve certain risks. For example, a lack of correlation between the instrument underlying an option or Futures Contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. "Cross hedging" transactions may involve greater correlation risks. There can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. As noted, the Fund may also enter into Futures Contracts, Options on Futures Contracts and options for other than hedging purposes (subject to applicable law), including speculative transactions, which involve greater risk. In particular, in entering into such transactions, the Fund may experience losses which are not offset by gains on other portfolio positions, thereby reducing its gross income.

Transactions in options may be entered into on U.S. exchanges regulated by the SEC and in the over-the-counter market. Futures Contracts and Options on Futures Contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission (the "CFTC").

PORTFOLIO TRADING
The Fund intends to manage its portfolio by buying and selling securities to help attain its investment objective. This may result in increases or decreases in the Fund's current income available for distribution to the Fund's shareholders and in the holding by the Fund of debt securities which sell at moderate to substantial premiums or discounts from face value. The Fund will engage in portfolio trading if it believes a transaction, net of costs (including custodian charges), will help in attaining its investment objective (see "Portfolio Transactions and Brokerage Commissions" in the SAI).

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. From time to time, the Adviser may direct certain portfolio transactions to broker-dealer firms which, in turn, have agreed to pay a portion of the Fund's operating expenses (e.g., fees charged by the custodian of the Fund's assets). For a further discussion of portfolio trading, see the SAI.
                               ----------------


The SAI includes a discussion of other investment policies and a listing of specific investment restrictions which govern the Fund's investment policies. The specific investment restrictions listed in the SAI may be changed without shareholder approval unless indicated otherwise (see "Investment Restrictions" in the SAI). The Fund's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.


6.  MANAGEMENT OF THE FUND
INVESTMENT ADVISER -- MFS manages the Fund pursuant to an Investment Advisory Agreement dated September 1, 1993 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser provides the Fund with overall investment advisory services. Geoffrey L. Schechter, a Vice President of the Adviser, has been employed as a portfolio manager by the Adviser since 1993 and has been the Fund's portfolio manager since February 1, 1996. Prior to joining MFS, Mr. Schechter was a Senior Investment Analyst at Liberty Mutual Insurance Company. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Fund. For its services and facilities, the Adviser receives a management fee, computed and paid monthly, in an amount equal to 0.30% of the Fund's average daily net assets plus 6.43% of its gross income for its then-current fiscal year.

For the year ended March 31, 1997, the investment advisory fees received under the Advisory Agreement were $3,180,446 (of which $1,265,934 was based on average daily net assets and $1,914,512 on gross income), equal to, on an annualized basis, 0.75% of the Fund's average daily net assets.

MFS also serves as investment adviser to each of the other funds in the MFS Family of Funds (the "MFS Funds") and to MFS(R) Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS Institutional Trust, MFS Variable Insurance Trust, MFS Union Standard Trust, MFS/Sun Life Series Trust and seven variable accounts each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., provide investment advice to substantial private clients.

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $60.39 billion on behalf of approximately 2.6 million investor accounts as of June 30, 1997. As of such date, the MFS organization managed approximately $36.5 billion of assets invested in equity securities and approximately $19.6 billion of assets invested in fixed income securities. Approximately $6.0 billion of the assets managed by MFS are invested in securities of foreign issuers and non-U.S. dollar denominated securities of U.S. issuers. MFS is a subsidiary of Sun Life of Canada (U.S.), which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold
D. Scott, John D. McNeil and Donald A. Stewart. Mr. Brodkin is the Chairman, Mr. Shames is the President and Mr. Scott is the Secretary and a Senior Executive Vice President of MFS. Messrs. McNeil and Stewart are the Chairman and President, respectively, of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.

A. Keith Brodkin, the Chairman and a Director of MFS, is the Chairman and President of the Trust. Cynthia M. Brown, Robert A. Dennis, Daniel E. McManus, Geoffrey L. Schechter, David B. Smith, W. Thomas London, Stephen E. Cavan, James R. Bordewick, Jr., James O. Yost, Ellen M. Moynihan and Mark E. Bradley, all of whom are officers of MFS, are officers of the Trust.

MFS has established a strategic alliance with Foreign & Colonial Management Ltd. ("Foreign & Colonial"). Foreign & Colonial is a subsidiary of two of the world's oldest financial services institutions, the London-based Foreign & Colonial Investment Trust PLC, which pioneered the idea of investment management in 1868, and HYPO-BANK (Bayerische Hypothekenund Weschsel-Bank AG), the oldest publicly listed bank in Germany, founded in 1835. As part of this alliance, the portfolio managers and investment analysts of MFS and Foreign & Colonial share their views on a variety of investment related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. MFS has access to the extensive international equity investment expertise of Foreign & Colonial, and Foreign & Colonial has access to the extensive U.S. equity investment expertise of MFS. MFS and Foreign & Colonial each have investment personnel working in each other's offices in Boston and London, respectively.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for portfolios of other clients of MFS or clients of Foreign & Colonial. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS and Foreign & Colonial, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.

ADMINISTRATOR -- MFS provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997. Under this Agreement, the Fund pays MFS an administrative fee of up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.

DISTRIBUTOR -- MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the Fund and also serves as distributor for each of the other MFS Funds.


SHAREHOLDER SERVICING AGENT -- MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, performs transfer agency, certain dividend disbursing agency and other services for the Fund.

7.  INFORMATION CONCERNING SHARES OF THE FUND


PURCHASES
Class A, Class B and Class C shares of the Fund may be purchased at the public offering price through any dealer. As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD. Dealers may also charge their customers fees relating to investments in the Fund.

This Prospectus offers Class A, Class B and Class C shares which bear sales charges and distribution fees in different forms and amounts, as described below:


CLASS A SHARES: Class A shares are generally offered at net asset value plus an initial sales charge, but in certain cases are offered at net asset value without an initial sales charge but subject to a CDSC.

    PURCHASES SUBJECT TO INITIAL SALES CHARGE. Class A shares are offered at net asset value plus an initial sales charge as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                             SALES CHARGE* AS PERCENTAGE OF:
                                                        ------------------------------------------       DEALER ALLOWANCE
                                                                                    NET AMOUNT           AS A PERCENTAGE
     AMOUNT OF PURCHASE                                   OFFERING PRICE             INVESTED           OF OFFERING PRICE
     ------------------                                   --------------             --------           -----------------
Less than $100,000 ..................................          4.75%                   4.99%                   4.00%
$100,000 but less than $250,000 .....................          4.00                    4.17                    3.20
$250,000 but less than $500,000 .....................          2.95                    3.04                    2.25
$500,000 but less than $1,000,000 ...................          2.20                    2.25                    1.70
$1,000,000 or more ..................................         None**                  None**               See Below**
-------------------------------------------------------------------------------------------------------------------------------

 *Because of rounding in the calculation of offering price, actual sales charges may be more or less than those calculated using the percentages above.

**A CDSC will apply to such purchases, as discussed below.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price, as shown in the above table. In the case of the maximum sales charge, the dealer retains 4% and MFD retains approximately 3/4 of 1% of the public offering price. The sales charge may vary depending on the number of shares of the Fund as well as certain other MFS Funds owned or being purchased, the existence of an agreement to purchase additional shares during a 13-month period (or 36-month period for purchases of $1 million or more) or other special purchase programs. A description of the Right of Accumulation, Letter of Intent and Group Purchase privileges by which the sales charge may be reduced is set forth in the SAI.


    PURCHASES SUBJECT TO A CDSC (but not an initial sales charge). In the following five circumstances, Class A shares are offered at net asset value without an initial sales charge, but subject to a CDSC equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares, in the event of a share redemption within 12 months following the purchase:


    (i)   on investments of $1 million or more in Class A shares;


    (ii) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), if, prior to July 1, 1996: (a) the plan had established an account with the Shareholder Servicing Agent and (b) the sponsoring organization had demonstrated to the satisfaction of MFD that either (i) the employer had at least 25 employees or (ii) the aggregate purchases by the retirement plan of Class A shares of Funds in the MFS Funds would be in an aggregate amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion;

    (iii) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the retirement plan and/or sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or any similar recordkeeping system made available by the Shareholder Servicing Agent (the "MFS Participant Recordkeeping System"); (b) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996; and (c) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds will be in an aggregate amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion;

    (iv) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996 and (b) the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. THE RETIREMENT PLAN WILL QUALIFY UNDER THIS CATEGORY ONLY IF THE PLAN OR ITS SPONSORING ORGANIZATION INFORMS THE SHAREHOLDER SERVICING AGENT PRIOR TO THE PURCHASE THAT THE PLAN HAS A MARKET VALUE OF $500,000 OR MORE INVESTED IN SHARES OF ANY CLASS OR CLASSES OF THE MFS FUNDS. THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY; AND.

     (v) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1997; (b) such plan's records are maintained on a pooled basis by the Shareholder Servicing Agent; and (c) the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.


In the case of all such purchases, MFD will pay commissions to dealers on new investments in Class A shares made through such dealers as follows:

    COMMISSION PAID BY MFD TO DEALERS          CUMULATIVE PURCHASE AMOUNT
    ---------------------------------          --------------------------
                  1.00%                     On the first $2,000,000, plus
                  0.80%                     Over $2,000,000 to $3,000,000, plus
                  0.50%                     Over $3,000,000 to $50,000,000, plus
                  0.25%                     Over $50,000,000

For purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in Class A shares made on or after April 1, 1996, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchases).

See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" in the Prospectus for further discussion of the CDSC.

    WAIVERS OF INITIAL SALES CHARGE AND CDSC. In certain circumstances, the initial sales charge imposed upon purchases of Class A shares and the CDSC imposed upon redemption of Class A shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under
Section 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), and subject to ERISA, where:

 (i) the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and


(ii) the retirement plan and/or sponsoring organization demonstrates to the satisfaction of, and certifies to, the Shareholder Servicing Agent that the retirement plan has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;


provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated or partially terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.

CLASS B SHARES: Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC as follows:

                   YEAR OF                                          CONTINGENT
                 REDEMPTION                                       DEFERRED SALES
               AFTER PURCHASE                                         CHARGE
               --------------                                     --------------
First .........................................................         4%
Second ........................................................         4%
Third .........................................................         3%
Fourth ........................................................         3%
Fifth .........................................................         2%
Sixth .........................................................         1%
Seventh and following .........................................         0%

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividends or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" for further discussion of the CDSC.


Except as described below, MFD will pay commissions to dealers of 3.75% of the purchase price of Class B shares purchased through dealers. MFD will also advance to dealers the first year service fee payable under the Fund's Distribution Plan (see "Distribution Plan" below) at a rate equal to 0.25% of the purchase price of such shares. Therefore, the total amount paid to a dealer upon the sale of Class B shares is 4% of the purchase price of the shares (commission rate of 3.75% plus a service fee equal to 0.25% of the purchase price).

Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established its account with the Shareholder Servicing Agent on or after July 1, 1996, will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under the Fund's Distribution Plan. As discussed above, such retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. IN THIS EVENT, THE PLAN OR ITS SPONSORING ORGANIZATION SHOULD INFORM THE SHAREHOLDER SERVICING AGENT THAT THE PLAN IS ELIGIBLE TO PURCHASE CLASS A SHARES UNDER THIS CATEGORY; THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY FOR THE PURCHASE OF CLASS A SHARES.

    WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established an account with the Shareholder Servicing Agent on or after July 1, 1996; provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated or partially terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.

    CONVERSION OF CLASS B SHARES. Class B shares of the Fund that remain outstanding for approximately eight years will convert to Class A shares of the same Fund. Shares purchased through the reinvestment of distributions paid in respect of Class B shares will be treated as Class B shares for purposes of the payment of the distribution and service fees under the Fund's Distribution Plan (see "Distribution Plan" below). However, for purposes of conversion to Class A shares, all shares in a shareholder's account that were purchased through the reinvestment of dividends and distributions paid in respect of Class B shares (and which have not converted to Class A shares as provided in the following sentence) will be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a portion of the Class B shares then in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares not acquired through reinvestment of dividends and distributions that are converting to Class A shares bear to the shareholder's total Class B shares not acquired through reinvestment. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversion will not constitute a taxable event for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.


CLASS C SHARES: Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year. Class C shares do not convert to any other class of shares of the Fund. The maximum investment in Class C shares that may be made is up to $1,000,000 per transaction.

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividend or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" below for further discussion of the CDSC.


MFD will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers and, as compensation therefor, MFD will retain the 1.00% per annum distribution and service fee paid under the Fund's Distribution Plan to MFD for the first year after purchase (see "Distribution Plan" below).


Class C shares are not currently available for purchase by any retirement plan qualified under Sections 401(a) or 403(b) of the Code if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar recordkeeping program made available by the Shareholder Servicing Agent.

    WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class C shares is waived. These circumstances are described in Appendix A to this Prospectus.

GENERAL: The following information applies to purchases of all classes of the Fund's shares.

    MINIMUM INVESTMENT. Except as described below, the minimum initial investment is $1,000 per account and the minimum additional investment is $50 per account. Accounts being established for monthly automatic investments and under payroll savings programs and tax deferred retirement programs (other than IRAs) involving the submission of investments by means of group remittal statements are subject to a $50 minimum on initial and additional investments per account. The minimum initial investment for IRAs is $250 per account and the minimum additional investment is $50 per account. Accounts being established for participation in the Automatic Exchange Plan are subject to a $50 minimum on initial and additional investments per account. There are also other limited exceptions to these minimums for certain tax-deferred retirement programs. Any minimums may be changed at any time at the discretion of MFD. The Fund reserves the right to cease offering its shares at any time.


    SUBSEQUENT INVESTMENT BY TELEPHONE. Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

    RIGHT TO REJECT PURCHASE ORDERS/MARKET TIMING. Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserves the right to reject or restrict any specific purchase or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund defines a "market timer" as an individual, or organization acting on behalf of one or more individuals, if (i) the individual or organization makes three or more exchange requests out of the Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, the Fund and MFD each reserves the right to reject or restrict any specific purchase and exchange request, and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase and exchange requests by market timers. In the event that any individual or entity is determined either by the Fund or MFD, in its sole discretion, to be a market timer with respect to any calendar year, the Fund and/or MFD will reject all exchange requests into the Fund during the remainder of that calendar year. Other funds in the MFS Funds may have different and/or more restrictive policies with respect to market timers than the Fund. These policies are disclosed in the prospectuses of these other MFS Funds.

    DEALER CONCESSIONS. Dealers may receive different compensation with respect to sales of Class A, Class B and Class C shares. In addition, from time to time, MFD may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, MFD or its affiliates may, from time to time, pay dealers an additional commission equal to 0.50% of the net asset value of all of the Class B and/or Class C shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, from time to time, MFD, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers which sell shares of the Fund. Such concessions provided by MFD may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives, payment for travel expenses, including lodging, incurred by registered representatives for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more MFS Funds, and/or other dealer-sponsored events. From time to time, MFD may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


    SPECIAL INVESTMENT PROGRAMS. For shareholders who elect to participate in certain investment programs (e.g., the Automatic Investment Plan) or other shareholder services, MFD or its affiliates may either (i) give a gift of nominal value, such as a hand-held calculator, or (ii) make a nominal charitable contribution on their behalf.

    RESTRICTIONS ON ACTIVITIES OF NATIONAL BANKS. The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of the prohibition has not been clearly defined, MFD believes that such Act should not preclude banks from entering into agency agreements with MFD. If, however, a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services in respect of shareholders who invested in the Fund through a national bank. It is not expected that shareholders would suffer any adverse financial consequence as a result of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

                        ------------------------------

A shareholder whose shares are held in the name of, or controlled by, a dealer might not receive many of the privileges and services from the Fund (such as Right of Accumulation, Letter of Intent and certain recordkeeping services) that the Fund ordinarily provides.

EXCHANGES
Subject to the requirements set forth below, some or all of the shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds at net asset value (if Shares of one class may not be exchanged for shares of any other class.

EXCHANGES AMONG MFS FUNDS (EXCLUDING EXCHANGES FROM MFS MONEY MARKET FUNDS):
No initial sales charges or CDSC will be imposed in connection with an exchange from shares of an MFS Fund to shares of any other MFS Fund, except with respect to exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund (discussed below). With respect to an exchange involving shares subject to a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares.

EXCHANGES FROM AN MFS MONEY MARKET FUND: Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund. These rules are described under the caption "Exchanges" in the Prospectuses of those MFS money market funds.

EXCHANGES INVOLVING THE MFS FIXED FUND: Class A shares of any MFS Fund held by certain qualified retirement plans may be exchanged for units of participation of the MFS Fixed Fund (a bank collective investment fund) (the "Units"), and Units may be exchanged for Class A shares of any MFS Fund. With respect to exchanges between Class A shares subject to a CDSC and Units, the CDSC will carry over to the acquired shares or Units and will be deducted from the redemption proceeds when such shares or Units are subsequently redeemed, assuming the CDSC is then payable (the period during which the Class A shares and the Units were held will be aggregated for purposes of calculating the applicable CDSC). In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to an initial sales charge of an MFS Fund, the initial sales charge shall be due upon such exchange, but will not be imposed with respect to any subsequent exchanges between such Class A shares and Units with respect to shares on which the initial sales charge has already been paid. In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to a CDSC of an MFS Fund, the CDSC period will commence upon such exchange, and the applicability of the CDSC with respect to subsequent exchanges shall be governed by the rules set forth above in this paragraph.


GENERAL: A shareholder should read the prospectus of the other MFS Fund into which an exchange is made and consider the differences in objectives, policies and restrictions before making any exchange. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If an Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (the "Exchange"), the exchange will occur on that day if all the requirements set forth above have been complied with at that time and subject to the Fund's right to reject purchase orders. No more than five exchanges may be made in any one Exchange Request by telephone. Additional information concerning this exchange privilege and prospectuses for any of the other MFS Funds may be obtained from dealers or the Shareholder Servicing Agent. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, an exchange could result in a gain or loss to the shareholder making the exchange. Exchanges by telephone are automatically available to most non-retirement plan accounts and certain retirement plan accounts. For further information regarding exchanges by telephone, see "Redemptions and Repurchases -- Redemptions by Telephone." The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers.

REDEMPTIONS AND REPURCHASES
A shareholder may withdraw all or any portion of the value of his account on any date on which the Fund is open for business by redeeming shares at their net asset value (a redemption) or by selling such shares to the Fund through a dealer (a repurchase). Certain redemptions and repurchases are, however, subject to a CDSC. See "Contingent Deferred Sales Charge" below. Because the net asset value of shares of the account fluctuates, redemptions or repurchases, which are taxable transactions, are likely to result in gains or losses to the shareholder. When a shareholder withdraws an amount from his account, the shareholder is deemed to have tendered for redemption a sufficient number of full and fractional shares in his account to cover the amount withdrawn. The proceeds of a redemption or repurchase will normally be available within seven days, except for shares purchased or received in exchange for shares purchased by check (including certified checks or cashier's checks). Payment of redemption proceeds may be delayed for up to 15 days from the purchase date in an effort to assure that such check has cleared.


REDEMPTION BY MAIL: Each shareholder may redeem all or any portion of the shares in his account by mailing or delivering to the Shareholder Servicing Agent (see back cover for address) a stock power with a written request for redemption or letter of instruction, together with his share certificates (if any were issued), all in "good order" for transfer. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed in the manner set forth below under the caption "Signature Guarantee." In addition, in some cases "good order" will require the furnishing of additional documents. The Shareholder Servicing Agent may make certain de minimis exceptions to the above requirements for redemption. Within seven days after receipt of a redemption request in "good order" by the Shareholder Servicing Agent, the Fund will make payment in cash of the net asset value of the shares next determined after such redemption request was received, reduced by the amount of any applicable CDSC described above and the amount of any income tax required to be withheld, except during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. See "Tax Status" below.

REDEMPTION BY TELEPHONE: Each shareholder may redeem an amount from his account by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. Shareholders wishing to avail themselves of this telephone redemption privilege must so elect on their Account Application, designate thereon a bank and account number to receive the proceeds of such redemption, and sign the Account Application Form with the signature(s) guaranteed in the manner set forth below under the caption "Signature Guarantee." The proceeds of such a redemption, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld, are mailed by check to the designated account, without charge, if the redemption proceeds do not exceed $1,000, and are wired in federal funds to the designated account if the redemption proceeds exceed $1,000. If a telephone redemption request is received by the Shareholder Servicing Agent by the close of regular trading on the Exchange on any business day, shares will be redeemed at the closing net asset value of the Fund on that day. Subject to the conditions described in this section, proceeds of a redemption are normally mailed or wired on the next business day following the date of receipt of the order for redemption. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

REPURCHASE THROUGH A DEALER: If a shareholder desires to sell his shares through his dealer (a repurchase), the shareholder can place a repurchase order with his dealer, who may charge the shareholder a fee. IF THE DEALER RECEIVES THE SHAREHOLDER'S ORDER PRIOR TO THE CLOSE OF REGULAR TRADING ON THE EXCHANGE AND COMMUNICATES IT TO MFD BEFORE THE CLOSE OF BUSINESS ON THE SAME DAY, THE SHAREHOLDER WILL RECEIVE THE NET ASSET VALUE CALCULATED ON THAT DAY, REDUCED BY THE AMOUNT OF ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD.

REDEMPTION BY CHECK: Only Class A and Class C shares may be redeemed by check. A shareholder owning Class A or Class C shares of the Fund may elect to have a special account with State Street Bank and Trust Company (the "Bank") for the purpose of redeeming Class A or Class C shares from his or her account by check. The Bank will provide each Class A or Class C shareholder, upon request, with forms of checks drawn on the Bank. Only shareholders having accounts in which no share certificates have been issued will be permitted to redeem shares by check. Checks may be made payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege should so request on their Account Application, must execute signature cards (for additional information, see the Account Application) with signature guaranteed in the manner set forth under the caption "Signature Guarantee" below, and must return any Class A or Class C share certificates issued to them. Additional documentation will be required from corporations, partnerships, fiduciaries or other such institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. The check may not draw on monthly dividends which have been declared but not distributed. SHAREHOLDERS WHO PURCHASE CLASS A AND CLASS C SHARES BY CHECK (INCLUDING CERTIFIED CHECKS OR CASHIER'S CHECKS) MAY WRITE CHECKS AGAINST THOSE SHARES ONLY AFTER THEY HAVE BEEN ON THE FUND'S BOOKS FOR 15 DAYS. WHEN SUCH A CHECK IS PRESENTED TO THE BANK FOR PAYMENT, A SUFFICIENT NUMBER OF FULL AND FRACTIONAL SHARES WILL BE REDEEMED TO COVER THE AMOUNT OF THE CHECK, ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD. IF THE AMOUNT OF THE CHECK, PLUS ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD IS GREATER THAN THE VALUE OF CLASS A OR CLASS C SHARES HELD IN THE SHAREHOLDER'S ACCOUNT, THE CHECK WILL BE RETURNED UNPAID, AND THE SHAREHOLDER MAY BE SUBJECT TO EXTRA CHARGES. TO AVOID DISHONOR OF CHECKS DUE TO FLUCTUATIONS IN ACCOUNT VALUE, SHAREHOLDERS ARE ADVISED AGAINST REDEEMING ALL OR MOST OF THEIR ACCOUNT BY CHECK. CHECKS SHOULD NOT BE USED TO CLOSE A FUND ACCOUNT BECAUSE WHEN THE CHECK IS WRITTEN, THE SHAREHOLDER WILL NOT KNOW THE EXACT TOTAL VALUE OF THE ACCOUNT ON THE DAY THE CHECK CLEARS. There is presently no charge to the shareholder for the maintenance of this special account or for the clearance of any checks, but the Fund and the Bank reserve the right to impose such charges or to modify or terminate the redemption by check privilege at any time.


CONTINGENT DEFERRED SALES CHARGE: Investments in Class A, Class B and Class C shares ("Direct Purchases") will be subject to a CDSC for a period of: (i) with respect to Class A and Class C shares, 12 months (however, the CDSC on Class A shares is only imposed with respect to purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares); or (ii) with respect to Class B shares, six years. Purchases of Class A shares made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of the month and each subsequent month. Class C shares and Class B shares purchased on or after January 1, 1993 will be aggregated on a calendar month basis -- all transactions made during a calendar month, regardless of when during the month they have occurred, will age one year at the close of business on the last day of such month in the following calendar year and each subsequent year. For Class B shares of the Fund purchased prior to January 1, 1993, transactions will be aggregated on a calendar year basis -- all transactions made during a calendar year, regardless of when during the year they have occurred, will age one year at the close of business on December 31 of that year and each subsequent year.

At the time of a redemption, the amount by which the value of a shareholder's account for a particular class of shares represented by Direct Purchases exceeds the sum of the six calendar year aggregations (12 months in the case of purchases of Class C shares and of purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares) of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividends or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of a particular class, (i) any Free Amount is not subject to the CDSC and (ii) the amount of the redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but (iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC. The CDSC will first be applied against the amount of Direct Purchases which will result in any such charge being imposed at the lowest possible rate. The CDSC to be imposed upon redemptions of shares will be calculated as set forth in "Purchases" above.


The applicability of a CDSC will be unaffected by exchanges or transfers of registration, except as described in Appendix A hereto.

GENERAL: The following information applies to redemptions and repurchases of all classes of the Fund's shares.

    SIGNATURE GUARANTEE: In order to protect shareholders against fraud, the Fund requires, in certain instances as indicated above, that the shareholder's signature be guaranteed. In these cases the shareholder's signature must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees shall be accepted in accordance with policies established by the Shareholder Servicing Agent.

    REINSTATEMENT PRIVILEGE: Shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or within 12 months of the initial purchase for Class C shares and certain Class A share purchases, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the SAI regarding this privilege.


    IN-KIND DISTRIBUTIONS: The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Fund has reserved the right to pay other redemptions, either totally or partially, by a distribution in-kind of securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.

    INVOLUNTARY REDEMPTIONS/SMALL ACCOUNTS: Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account for their then-current value if at any time the total investment in such account drops below $500 because of redemptions or exchanges, except in the case of accounts being established for monthly automatic investments and certain payroll savings programs, Automatic Exchange Plan accounts and tax-deferred retirement plans, for which there is a lower minimum investment requirement. See "Purchases -- General -- Minimum Investment." Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

DISTRIBUTION PLAN
The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is a reasonable likelihood that the Plan would benefit the Fund and its shareholders.


In certain circumstances, the fees described below may not be imposed or are being waived. These circumstances, if any, are described below under the heading "Current Level of Distribution and Service Fees."


FEATURES COMMON TO EACH CLASS OF SHARES: There are features of the Distribution Plan that are common to each class of shares, as described below.

    SERVICE FEES. The Distribution Plan provides that the Fund may pay MFD a service fee of up to 0.25% of the average daily net assets attributable to the class of shares to which the Distribution Plan relates (i.e., Class A, Class B or Class C shares, as appropriate) (the "Designated Class") annually in order that MFD may pay expenses on behalf of the Fund relating to the servicing of shares of the Designated Class. The service fee is used by MFD to compensate dealers which enter into a sales agreement with MFD in consideration for all personal services and/or account maintenance services rendered by the dealer with respect to shares of the Designated Class owned by investors for whom such dealer is the dealer or holder of record. MFD may from time to time reduce the amount of the service fees paid for shares sold prior to a certain date. Service fees may be reduced for a dealer that is the holder or dealer of record for an investor who owns shares of the Fund having an aggregate net asset value at or above a certain dollar level. Dealers may from time to time be required to meet certain criteria in order to receive service fees. MFD or its affiliates are entitled to retain all service fees payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates to shareholder accounts.

    DISTRIBUTION FEES. The Distribution Plan provides that the Fund may pay MFD a distribution fee based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund. See "Management of the Fund -- Distributor" in the SAI. The amount of the distribution fee paid by the Fund with respect to each class differs under the Distribution Plan, as does the use by MFD of such distribution fees. Such amounts and uses are described below in the discussion of the provisions of the Distribution Plan relating to each class of shares. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expense incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its distribution agreement with the Fund.

    OTHER COMMON FEATURES. Fees payable under the Distribution Plan are charged to, and therefore reduce, income allocated to shares of the Designated Class. The provisions of the Distribution Plan relating to operating policies as well as initial approval, renewal, amendment and termination are substantially identical as they relate to each class of shares covered by the Distribution Plan.

FEATURES UNIQUE TO EACH CLASS OF SHARES: There are certain features of the Distribution Plan that are unique to each class of shares, as described below.

    CLASS A SHARES. Class A shares are generally offered pursuant to an initial sales charge, a substantial portion of which is paid to or retained by the dealer making the sale (the remainder of which is paid to MFD). See "Purchases -- Class A Shares" above. In addition to the initial sales charge, the dealer also generally receives the ongoing 0.25% per annum service fee, as discussed above.

The distribution fee paid to MFD under the Distribution Plan is equal, on an annual basis, to 0.10% of the Fund's average daily net assets attributable to Class A shares. As noted above, MFD may use the distribution fee to cover distribution-related expenses incurred by it under its distribution agreement with the Fund, including commissions to dealers and payments to wholesalers employed by MFD (e.g., MFD pays commission to dealers with respect to purchases of $1 million or more and purchases by certain retirement plans of Class A shares which are sold at net asset value but which are subject to a 1% CDSC for one year after purchase). See "Purchases -- Class A Shares" above. In addition, to the extent that the aggregate service and distribution fees paid under the Distribution Plan do not exceed 0.35% per annum of the average daily net assets of the Fund attributable to Class A shares, the Fund is permitted to pay such distribution-related expenses or other distribution-related expenses.

    CLASS B SHARES. Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class B Shares" above. MFD will advance to dealers the first year service fee described above at a rate equal to 0.25% of the purchase price of such shares and, as compensation therefor, MFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible to receive the ongoing 0.25% per annum service fee with respect to such shares commencing in the thirteenth month following purchase.

Under the Distribution Plan, the Fund pays MFD a distribution fee equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class B shares. As noted above, this distribution fee may be used by MFD to cover its distribution-related expenses under its distribution agreement with the Fund (including the 3.75% commission it pays to dealers upon purchase of Class B shares, as described under "Purchases -- Class B Shares" above).

    CLASS C SHARES. Class C shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Information Concerning Shares of the Fund -- Purchases -- Class C shares" above. MFD will pay a commission to dealers of 1.00% of the purchase price of Class C shares purchased through dealers at the time of purchase. In compensation for this 1.00% commission paid by MFD to dealers, MFD will retain the 1.00% per annum Class C distribution and service fees paid by the Fund with respect to such shares for the first year after purchase, and dealers will become eligible to receive from MFD the ongoing 1.00% per annum distribution and service fees paid by the Fund to MFD with respect to such shares commencing in the thirteenth month following purchase.

This ongoing 1.00% fee is comprised of the 0.25% per annum service fee paid to MFD under the Distribution Plan (which MFD in turn pays to dealers), as discussed above, and a distribution fee paid to MFD (which MFD also in turn pays to dealers) under the Distribution Plan equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class C shares.


    CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES. The Fund's Class A, Class B and Class C distribution and service fees for its current fiscal year are 0.25%, 1.00% and 1.00% per annum of the Fund's net assets, respectively. Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine.

DISTRIBUTIONS
The Fund intends to declare daily and pay to its shareholders substantially all of its net investment income as dividends on a monthly basis. Dividends generally are distributed on the first business day of the following month. The Fund may make one or more distributions during the calendar year to its shareholders from long-term capital gains and may also make one or more distributions during the calendar year to its shareholders from short-term capital gains. Shareholders may elect to receive dividends and capital gain distributions in either cash or additional shares of the same class with respect to which a distribution is paid. See "Tax Status" and "Shareholder Services -- Distribution Options" below. Shareholders may elect to receive dividends and capital gain distributions in either cash or additional shares of the same class with respect to which a distribution is made. Distributions paid by the Fund with respect to Class A shares generally will be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares generally will be higher.


TAX STATUS
The Fund is treated as an entity separate from the other series of the Trust for federal income tax purposes. In order to minimize the taxes the Fund would otherwise be required to pay, the Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay entity level federal income or excise taxes.

The Fund expects that the dividends paid to shareholders from interest on Municipal Obligations will be exempt from federal income tax because the Fund intends to satisfy certain requirements of the Code. One such requirement is that at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consist of obligations whose interest is exempt from federal income tax. Distributions of income from capital gains, from investments in taxable securities, and from certain other transactions (including options and futures transactions) will be taxable to the shareholders, whether the distribution is paid in cash or reinvested in additional shares. Certain Fund distributions may be subject to state and local income taxes, depending on the nature of the distribution and the residence of the shareholder. Residents of certain states may be subject to an intangibles tax or a personal property tax on all or a portion of the value of their Fund shares. Investors should consult with their tax advisers in this regard.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Exempt-interest dividends are taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax, and certain distributions of exempt-interest dividends may also be a tax preference item for purposes of the federal individual and corporate alternative minimum tax. All exempt-interest dividends may affect a corporate shareholder's alternative minimum tax liability. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by certain private activity bonds should consult their tax advisers before purchasing shares of the Fund.

Shortly after the end of each calendar year, each shareholder will be sent a statement setting forth the federal income tax status of all dividends and distributions for that year, including the portion exempt from federal income taxes as "exempt-interest dividends," the portion, if any, that is a tax preference item under the federal alternative minimum tax, the portion, if any, taxable as ordinary income, the portion, if any, taxable as long-term capital gain, the portion, if any, representing a return of capital (which is free of current taxes but results in a basis reduction) and the amount, if any, of federal income tax withheld.

Fund distributions will reduce the Fund's net asset value per share. Shareholders who buy shares shortly before the Fund makes a distribution of net capital gains or net short-term capital gains may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Fund intends to withhold U.S. federal income tax at the rate of 30% on dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., regardless of whether a lower rate may be permitted under an applicable treaty. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Fund's Account Application for information regarding backup withholding of federal income tax and should consult their own tax advisers as to the tax consequences of an investment in the Fund.


NET ASSET VALUE
The net asset value per share of each class of shares of the Fund is determined each day during which the Exchange is open for trading. This determination is made once each such day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the Fund's assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Assets in the Fund's portfolio are valued on the basis of their current values or otherwise at their fair values, as described in the SAI. The net asset value of each class of shares is effective for orders received by the dealer prior to its calculation and received by MFD prior to the close of that business day.


DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Fund has three classes of shares which it offers to the general public, entitled Class A, Class B and Class C Shares of Beneficial Interest (without par value). The Trust presently has 16 series of shares and has reserved the right to create and issue additional classes and series of shares, in which case each class of shares of a series would participate equally in the earnings, dividends and assets attributable to that class of shares of that particular series. Shareholders are entitled to one vote for each share held and shares of each series would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series would vote together in the election of Trustees and selection of accountants. Additionally, each class of shares of a series will vote separately on any material increases in the fees under the Distribution Plan or on any other matter that affects solely its class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters. The Trust does not intend to hold annual shareholder meetings. The Declaration of Trust provides that a Trustee may be removed from office in certain instances (see "Description of Shares, Voting Rights and Liabilities" in the SAI).


Each share of a class of the Fund represents an equal proportionate interest in that Fund with each other class share, subject to the liabilities of that class. Shares have no pre-emptive or conversion rights (except as set forth above in "Purchases -- Conversion of Class B Shares"). Shares are fully paid and non-assessable. Should the Fund be liquidated, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. Shares will remain on deposit with the Shareholder Servicing Agent and certificates will not be issued except in connection with pledges and assignments and in certain other limited circumstances.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance (e.g., fidelity bonding and errors and omissions insurance) existed and the Trust itself was unable to meet its obligations.


PERFORMANCE INFORMATION
From time to time, the Fund will provide yield, tax-equivalent yield, current distribution rate and total rate of return quotations for each class of shares and may also quote fund rankings in the relevant fund category from various sources, such as the Lipper Analytical Services, Inc. and Wiesenberger Investment Companies Service. Any yield and tax-equivalent yield quotations are based on the annualized net investment income per share of each class over a 30-day period stated as a percent of the maximum public offering price on the last day of that period. The yield calculation for Class B and Class C shares assumes no CDSC is paid. The current distribution rate for each class is generally based upon the total amount of dividends per share paid by the Fund to shareholders of that class during the past 12 months and is computed by dividing the amount of such dividends by the maximum public offering price of that class at the end of such period. Current distribution rate calculations for Class B and Class C shares assume no CDSC is paid. The current distribution rate differs from the yield calculation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains, and return of invested capital, and is calculated over a different period of time. Total rate of return quotations reflect the average annual percentage change over stated periods in the value of an investment in a class of shares of the Fund made at the maximum public offering price of the shares of that class with all distributions reinvested and which will give effect to the imposition of any applicable CDSC assessed upon redemptions of the Fund's Class B and Class C shares. Such total rate of return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment (and reinvested dividends for periods prior to October 1, 1989) due to the sales charge or the deduction of a CDSC, and which will thus be higher. The Fund offers multiple classes of shares which were initially offered for sale to the public on different dates. The calculation of total rate of return for a class of shares which initially was offered for sale to the public subsequent to another class of shares of the Fund is based both on
(i) the performance of the Fund's newer class from the date it initially was offered for sale to the public and (ii) the performance of the Fund's oldest class from the date it initially was offered for sale to the public up to the date that the newer class initially was offered for sale to the public. See the SAI for further information on the calculation of total rate of return for share classes initially offered for sale to the public on different dates.

All performance quotations are based on historical performance and are not intended to indicate future performance. Yield and tax-equivalent yield reflect only net portfolio income allocable to a class as of a stated time and current distribution rate reflects only the rate of distributions paid by the Fund over a stated period of time, while total rate of return reflects all components of investment return over a stated period of time. The Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which the Fund will calculate its yield, tax-equivalent yield, current distribution rate and total rate of return, see the SAI. For further information about the Fund's performance for the fiscal year ended March 31, 1997, please see the Fund's Annual Report. A copy of the Annual Report may be obtained by contacting the Shareholder Servicing Agent (see back cover for address and phone number). In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time, make a list of all or a portion of its holdings available to investors upon request.


8.  SHAREHOLDER SERVICES
Shareholders with questions concerning the shareholder services described below or concerning other aspects of the Fund should contact the Shareholder Servicing Agent (see back cover for address and phone number).

ACCOUNT AND CONFIRMATION STATEMENTS -- Each shareholder will receive confirmation statements showing the transaction activity in his account. At the end of each calendar year, each shareholder will receive information regarding the tax status of reportable dividends and distributions for that year (see "Tax Status").

DISTRIBUTION OPTIONS -- The following options are available to all accounts (except Systematic Withdrawal Plan accounts described below) and may be changed as often as desired by notifying the Shareholder Servicing Agent:

    -- Dividends and capital gain distributions reinvested in additional shares (this option will be assigned if no other option is specified);

    -- Dividends in cash; capital gain distributions reinvested in additional shares; or

    -- Dividends and capital gain distributions in cash.

Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value in effect at the close of business on the last business day of the month. Dividends and capital gain distributions in amounts less than $10 will automatically be reinvested in additional shares of the Fund. If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record or the shareholder does not respond to mailings from the Shareholder Servicing Agent with regard to uncashed distribution checks, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. Any request to change a distribution option must be received by the Shareholder Servicing Agent in a sufficient amount of time before the payment date for a dividend or distribution in order to be effective for that dividend or distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

INVESTMENT AND WITHDRAWAL PROGRAMS -- For the convenience of shareholders, the Fund makes available the following programs designed to enable shareholders to add to their investment in an account with the Fund or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.

    LETTER OF INTENT: If a shareholder (other than a group purchaser as described in the SAI) anticipates purchasing $100,000 or more of Class A shares of the Fund alone or in combination with Class B or Class C shares of the Fund or any of the classes of other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period for purchases of $1 million or more), the shareholder may obtain such shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to escrow agreements and the appointment of an attorney for redemptions from the escrow amount if the intended purchases are not completed, by completing the Letter of Intent section of the Account Application.


    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on purchases of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, B and C shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective investment fund) reaches a discount level.


    DISTRIBUTION INVESTMENT PROGRAM: Shares of a particular class of the Fund may be sold at net asset value (and without any applicable CDSC) through the automatic reinvestment of dividend and capital gain distributions from the same class of another MFS Fund. Furthermore, distributions made by the Fund may be automatically invested at net asset value (and without any applicable
CDSC) in shares of the same class of another MFS Fund, if shares of such fund are available for sale.

    SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100 except in certain limited circumstances. The aggregate withdrawals of Class B and Class C shares in any year pursuant to a SWP will not be subject to a CDSC and are generally limited to 10% of the value of the account at the time of the establishment of the SWP. The CDSC will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC.


DOLLAR COST AVERAGING PROGRAMS --
    AUTOMATIC INVESTMENT PLAN: Cash investments of $50 or more may be made through a shareholder's checking account on any day of the month. If the shareholder does not specify a date, the investment will automatically occur on the first business day of the month. Required forms are available from the Shareholder Servicing Agent or investment dealers.

    AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of the other MFS Funds (and, in the case of Class C shares, for shares of MFS Money Market Fund) under the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds. A shareholder should consider the objectives and policies of a fund and review its prospectus before electing to exchange money into such fund through the Automatic Exchange Plan. No transaction fee is imposed in connection with exchange transactions under the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, could result in a capital gain or loss to the shareholder making the exchange. See the SAI for further information concerning the Automatic Exchange Plan. Investors should consult their tax advisers for information regarding the potential capital gain and loss consequences of transactions under the Automatic Exchange Plan.


Because a dollar cost averaging program involves periodic purchases of shares regardless of fluctuating share offering prices, a shareholder should consider his financial ability to continue his purchases through periods of low price levels. Maintaining a dollar cost averaging program concurrently with a withdrawal program could be disadvantageous because of the sales charges included in share purchases in the case of Class A shares, and because of the assessment of the CDSC for certain share redemptions in the case of Class A shares.

TAX-DEFERRED RETIREMENT PLANS -- Except as noted under "Purchases--Class C Shares," shares of the Fund may be purchased by all types of tax-deferred retirement plans, including IRAs, SEP-IRA plans, 401(k) plans, 403(b) plans and other corporate pension and profit-sharing plans. Investors should consult with their tax advisers before establishing any of the tax-deferred retirement plans described above.

                             --------------------


The Fund's SAI contains more detailed information about the Trust and the Fund, including information related to (i) investment policies and restrictions, including the purchase and sale of options, Futures Contracts and Options on Futures Contracts, (ii) the Trustees, officers and investment adviser, (iii) portfolio trading, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) tax status of dividends and distributions, (vi) the Distribution Plan, (vii) the method used to calculate performance quotations and (viii) various services and privileges provided by the Fund for the benefit of its shareholders, including additional information with respect to the exchange privilege.

                                                                    APPENDIX A

                           WAIVERS OF SALES CHARGES


This Appendix sets forth the various circumstances in which all applicable sales charges are waived (Section I), the initial sales charge and the CDSC for Class A shares are waived (Section II), and the CDSC for Class B and Class C shares is waived
(Section III). As used in this Appendix, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or similar agreement with MFS Fund Distributors Inc. ("MFD").


I.  WAIVERS OF ALL APPLICABLE SALES CHARGES

    In the following circumstances, the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on redemptions of certain Class A shares and on redemptions of Class B and Class C shares, as applicable, are waived:

    1.  DIVIDEND REINVESTMENT

        o Shares acquired through dividend or capital gain reinvestment; and


        o Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any fund in the MFS Family of Funds ("MFS Funds") pursuant to the Distribution Investment Program.


    2.  CERTAIN ACQUISITIONS/LIQUIDATIONS

        o Shares acquired on account of the acquisition or liquidation of assets of other investment companies or personal holding companies.

    3.  AFFILIATES OF AN MFS FUND/CERTAIN DEALERS. Shares acquired by:


        o Officers, eligible directors, employees (including retired employees) and agents of Massachusetts Financial Services Company ("MFS"), Sun Life or any of their subsidiary companies;

        o Trustees and retired trustees of any investment company for which MFD serves as distributor;


        o Employees, directors, partners, officers and trustees of any sub-adviser to any MFS Fund;

        o Employees or registered representatives of dealers and other financial institutions ("dealers") which have a sales agreement with MFD;

        o Certain family members of any such individual and their spouses identified above and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the MFS Fund which issued the shares; and


        o Institutional Clients of MFS or MFS Institutional Advisors, Inc.

    4.  INVOLUNTARY REDEMPTIONS (CDSC WAIVER ONLY)


        o Shares redeemed at an MFS Fund's direction due to the small size of a shareholder's account (see "Redemptions and Repurchases -- General -- Involuntary Redemptions/ Small Accounts" in the Prospectus).

    5. RETIREMENT PLANS (CDSC WAIVER ONLY). Shares redeemed on account of distributions made under the following circumstances:

        INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

        o Death or disability of the IRA owner.

        SECTION 401(a) PLANS ("401(a) PLANS") AND SECTION 403(b) EMPLOYER SPONSORED PLANS ("ESP PLANS")

        o Death, disability or retirement of 401(a) or ESP Plan participant;


        o Loan from 401(a) or ESP Plan;


        o Financial hardship (as defined in Treasury Regulation Section 1.401(k)-1(d)(2), as amended from time to time);

        o Termination of employment of 401(a) or ESP Plan participant (excluding, however, a partial or other termination of the Plan);

        o Tax-free return of excess 401(a) or ESP Plan contributions;

        o To the extent that redemption proceeds are used to pay expenses (or certain participant expenses) of the 401(a) or ESP Plan (e.g., participant account fees), provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent; and

        o Distributions from a 401(a) or ESP Plan that has invested its assets in one or more of the MFS Funds for more than 10 years from the later to occur of: (i) January 1, 1993 or (ii) the date such 401(a) or ESP Plan first invests its assets in one or more of the MFS Funds. The sales charges will be waived in the case of a redemption of all of the 401(a) or ESP Plan's shares in all MFS Funds (i.e., all the assets of the 401(a) or ESP Plan invested in the MFS Funds are withdrawn), unless immediately prior to the redemption, the aggregate amount invested by the 401(a) or ESP Plan in shares of the MFS Funds (excluding the reinvestment of distributions) during the prior four years equals 50% or more of the total value of the 401(a) or ESP Plan's assets in the MFS Funds, in which case the sales charges will not be waived.

        SECTION 403(b) SALARY REDUCTION ONLY PLANS ("SRO PLANS")

        o Death or disability of SRO Plan participant.

    6. CERTAIN TRANSFERS OF REGISTRATION (CDSC WAIVER ONLY). Shares transferred:

        o To an IRA rollover account where any sales charges with respect to the shares being reregistered would have been waived had they been redeemed; and

        o From a single account maintained for a 401(a) Plan to multiple accounts maintained by the Shareholder Servicing Agent on behalf of individual participants of such Plan, provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent.


    7.  LOAN REPAYMENTS

        o Shares acquired pursuant to repayments by retirement plan participants of loans from 401(a) or ESP Plans with respect to which such Plan or its sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or the MFS Recordkeeper Plus Program (but not the MFS Recordkeeper Program).

II. WAIVERS OF CLASS A SALES CHARGES


    In addition to the waivers set forth in Section I above, in the following circumstances the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on redemptions of certain Class A shares are waived:


    1.  WRAP ACCOUNT INVESTMENTS AND OTHER SIMILAR PROGRAMS

        o Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund marketplace account or a similar program under which such clients pay a fee to such dealer.

    2.  INVESTMENT BY INSURANCE COMPANY SEPARATE ACCOUNTS


        o Shares acquired by insurance company separate accounts.


    3.  RETIREMENT PLANS


        ADMINISTRATIVE SERVICES ARRANGEMENTS


        o Shares acquired by retirement plans or trust accounts whose third party administrators or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.


        REINVESTMENT OF DISTRIBUTIONS FROM QUALIFIED RETIREMENT PLANS

        o Shares acquired through the automatic reinvestment in Class A shares of Class A or Class B distributions which constitute required withdrawals from qualified retirement plans.

        SHARES REDEEMED ON ACCOUNT OF DISTRIBUTIONS MADE UNDER THE FOLLOWING
        CIRCUMSTANCES:

        IRAS

        o Distributions made on or after the IRA owner has attained the age of 59 1/2 years old; and

        o Tax-free returns of excess IRA contributions.

        401(a) PLANS

        o Distributions made on or after the 401(a) Plan participant has attained the age of 59 1/2 years old; and

        o Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.

        ESP PLANS AND SRO PLANS

        o Distributions made on or after the ESP or SRO Plan participant has attained the age of 59 1/2 years old.

III. WAIVERS OF CLASS B AND CLASS C SALES CHARGES

     In addition to the waivers set forth in Section I above, in the following circumstances the CDSC imposed on redemptions of Class B and Class C shares is waived:

    1.  SYSTEMATIC WITHDRAWAL PLAN


        o Systematic Withdrawal Plan redemptions with respect to up to 10% per year (or 15% per year, in the case of accounts registered as IRAs where the redemption is made pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended) of the account value at the time of establishment.


    2.  DEATH OF OWNER

        o Shares redeemed on account of the death of the account owner if the shares are held solely in the deceased individual's name or in a living trust for the benefit of the deceased individual.

    3.  DISABILITY OF OWNER

        o Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual's name or in a living trust for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to the Shareholder Servicing Agent).

    4. RETIREMENT PLANS. Shares redeemed on account of distributions made under the following circumstances:

        IRAS, 401(a) PLANS, ESP PLANS AND SRO PLANS

        o Distributions made on or after the IRA owner or the 401(a), ESP or SRO Plan participant, as applicable, has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules.

        SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS ("SAR-SEP PLANS")

        o Distributions made on or after the SAR-SEP Plan participant has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules; and

        o Death or disability of a SAR-SEP Plan participant.

                                                                    APPENDIX B

                         DESCRIPTION OF BOND RATINGS

The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

                       MOODY'S INVESTORS SERVICE, INC.
    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or their may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.


    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


    ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.


Should no rating be assigned, the reason may be one of the following:

        1. An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

        3. There is a lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed, in which case the rating is not published in Moody's publications.

    Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                        STANDARD & POOR'S RATINGS SERVICES
        AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

        A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

        B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

        CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

        CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

        C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI: The rating CI is reserved for income bonds on which no interest is being paid.

        D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

        PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


        NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


                          FITCH INVESTORS SERVICE, INC.
        AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeble events.

        AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

        A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

        B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

        CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

        CC: Bonds are minimally protected. Default in payment of interest and/ or principal seems probable over time.

        C: Bonds are in imminent default in payment of interest or principal.


        PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.


        NR: Indicates that Fitch does not rate the specific issue.

        CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

        SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

        WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

        FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.


                         DUFF & PHELPS CREDIT RATING CO.

        AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeble events.

        AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "D-1+".

        A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

        B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

        CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

        PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the "AAA" category.

        NR: Indicates that Duff & Phelps does not rate the specific issue.

                                                                    APPENDIX C

              DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY THE
        U.S. GOVERNMENT AND ITS AGENCIES, AUTHORITIES OR INSTRUMENTALITIES

    U.S. GOVERNMENT OBLIGATIONS -- are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks and Federal Land Banks, as well as those listed below.

    FEDERAL FARM CREDIT CONSOLIDATED SYSTEMWIDE NOTES AND BONDS -- are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration. These bonds are not guaranteed by the U.S. Government.

    MARITIME ADMINISTRATION BONDS -- are bonds issued by the Department of Transportation of the U.S. Government.

    FHA DEBENTURES -- are debentures issued by the Federal Housing Administration of the U.S. Government and are fully and unconditionally guaranteed by the U.S. Government.

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES -- are mortgage-backed securities, with timely payment guaranteed by the full faith and credit of the U.S. Government, which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is also insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration.

    FEDERAL HOME LOAN MORTGAGE CORPORATION BONDS -- are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation and are not guaranteed by the U.S. Government.

    FEDERAL HOME LOAN BANK BONDS -- are bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S.Government.

    FINANCING CORPORATION BONDS AND NOTES -- are bonds and notes issued and guaranteed by the Financing Corporation and are not guaranteed by the U.S. Government.

    FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS -- are bonds issued and guaranteed by the Federal National Mortgage Association ("FNMA") and are not guaranteed by the U.S. Government.

    RESOLUTION FUNDING CORPORATION BONDS AND NOTES -- are bonds and notes issued and guaranteed by the Resolution Funding Corporation and are not guaranteed by the U.S. Government.

    STUDENT LOAN MARKETING ASSOCIATION DEBENTURES -- are debentures backed by the Student Loan Marketing Association ("SLMA") and are not guaranteed by the U.S. Government.

    TENNESSEE VALLEY AUTHORITY BONDS AND NOTES -- are bonds and notes issued and guaranteed by the Tennessee Valley Authority.

    Some of the foregoing obligations, such as Treasury bills and GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Government; others, such as securities of FNMA, by the right of the issuer to borrow from the U.S. Treasury; still others, such as bonds issued by SLMA, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to instrumentalities sponsored by the U.S. Government as it is not obligated by law, in certain instances, to do so.

    Although this list includes a description of the primary types of U.S. Government agency, authorities or instrumentality obligations in which the Fund intends to invest, the Fund may invest in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                 DESCRIPTION OF SHORT-TERM INVESTMENTS OTHER THAN
                           U.S. GOVERNMENT OBLIGATIONS

    CERTIFICATES OF DEPOSIT -- are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

    BANKERS' ACCEPTANCES -- are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

    COMMERCIAL PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.

    CORPORATE OBLIGATIONS -- include bonds and notes issued by corporations in order to finance long-term credit needs.

    A-1 AND P-1 COMMERCIAL PAPER RATINGS
    DESCRIPTION OF S&P AND MOODY'S HIGHEST COMMERCIAL PAPER RATINGS:

    The rating "A" is the highest commercial paper rating assigned by S&P, and issues so rated are regarded as having the greatest capacity for timely payment. Issues in the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those A-1 issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

    The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 have a superior ability for repayment. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

                                                                    APPENDIX D


                        TAXABLE EQUIVALENT YIELD TABLE
              (UNDER FEDERAL INCOME TAX LAW AND RATES FOR 1997)

The table below shows the approximate taxable bond yields which are equivalent to tax-exempt bond yields from 3% to 8% under federal income tax laws that apply to 1997. (Such yields may differ under the laws applicable to subsequent years.) Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for those investors who file individual returns.


While it is expected that a substantial portion of the interest income distributed to the Fund's shareholders will be exempt from federal income taxes, portions of such distributions from time to time may be subject to federal income taxes or a federal alternative minimum tax.


                  TAXABLE INCOME*                                                           TAX-EXEMPT YIELD
------------------------------------------------------  INCOME         -----------------------------------------------------------
          SINGLE                      JOINT              TAX
           1997                       1997              BRACKET**      3.0%       4.0%       5.0%      6.0%      7.0%       8.0%
           ----                       ----              ---------      ----       ----       ----      ----      ----       ----
    $      0 -  24,650         $      0 -  41,200         15.0%        3.53%      4.71%     5.88%     7.06%      8.24%      9.41%
    $ 24,650 -  59,750         $ 41,200 -  99,600         28.0%        4.17%      5.56%     6.94%     8.33%      9.72%     11.11%
    $ 59,750 - 124,650         $ 99,600 - 151,750         31.0%        4.35%      5.80%     7.25%     8.70%     10.14%     11.59%
    $124,650 - 271,050         $151,750 - 271,050         36.0%        4.69%      6.25%     7.81%     9.38%     10.94%     12.50%
     $271,050 & Over            $271,050 & Over           39.6%        4.97%      6.62%     8.28%     9.93%     11.59%     13.25%


 *Net amount subject to Federal personal income tax after deductions and exemptions.
**Effective Federal Tax Bracket.

                                                                    APPENDIX E


                          MFS MUNICIPAL INCOME FUND
                         PORTFOLIO COMPOSITION CHART
                   FOR THE FISCAL YEAR ENDED MARCH 31, 1997

The table below shows the percentages of the Fund's assets at March 31, 1997, invested in bonds assigned to the various rating categories by S&P, Moody's (provided only for bonds not rated by S&P) and Fitch (provided only for bonds not rated by S&P or Moody's) and Duff & Phelps (provided only for bonds not rated by S&P, Moody's or Fitch) and in unrated bonds determined by MFS to be of comparable quality. For split rated bonds, the higher of S&P or Moody's is used. When neither an S&P or Moody's rating is available, secondary sources are selected in the following order: Fitch and Duff & Phelps.

                                                UNRATED
                                                BONDS OF
                              RATED            COMPARABLE
       RATING                 BONDS             QUALITY              TOTAL
       ------                 -----             -------              -----
       AAA/Aaa                39.41%              1.41%               40.82%
        AA/Aa                 13.43               0.00                13.43
         A/A                  12.99               0.00                12.99
       BBB/Baa                11.30               0.28                11.58
        BB/Ba                 10.43               4.27                14.70
         B/B                   0.56               5.53                 6.09
       CCC/Caa                 0.00               0.39                 0.39
        CC/Ca                  0.00               0.00                 0.00
         C/C                   0.00               0.00                 0.00
       Default                 0.00               0.00                 0.00
                              -----               ----               -----
        Total                 88.12%             11.88%              100.00%


The chart does not necessarily indicate what the composition the Fund's portfolio will be in subsequent years. Rather, the Fund's investment objective, policies and restrictions indicate the extent to which the Fund may purchase securities in the various categories.

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Custodian and Dividend Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116
Toll-free: (800) 225-2606

Mailing Address:
P.O. Box 2281
Boston, MA 02107-9906

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110


[Logo]
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)

MFS(R) MUNICIPAL INCOME FUND
500 Boylston Street
Boston, MA 02116


MFS(R) MUNICIPAL INCOME FUND
Prospectus


August 1, 1997


                                                       MMI-1-8/97/55M 02/202/302

[GRAPHIC OMITTED]
MFS(R) MUNICIPAL                                         STATEMENT OF
INCOME FUND                                              ADDITIONAL INFORMATION


(A member of the MFS Family of Funds(R))                 August 1, 1997
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                                                                            Page
 1.  Definitions .........................................................     2
 2.  Investment Techniques ...............................................     2
 3.  Investment Restrictions .............................................     8
 4.  Management of the Fund ..............................................     9
        Trustees .........................................................     9
        Officers .........................................................    10
        Trustee Compensation Table .......................................    10
        Investment Adviser ...............................................    11
        Administrator ....................................................    11
        Custodian ........................................................    11
        Shareholder Servicing Agent ......................................    12
        Distributor ......................................................    12
 5.  Portfolio Transactions and Brokerage Commissions ....................    13
 6.  Shareholder Services ................................................    14
        Investment and Withdrawal Programs ...............................    14
        Exchange Privilege ...............................................    16
        Tax-Deferred Retirement Plans ....................................    16
 7.  Tax Status ..........................................................    16
 8.  Determination of Net Asset Value; Performance Information ...........    18
 9.  Distribution Plan ...................................................    20
10.  Description of Shares, Voting Rights and Liabilities ................    21
11.  Independent Auditors and Financial Statements .......................    22
12.  Appendix A ..........................................................   A-1

MFS MUNICIPAL INCOME FUND
A Series of MFS Municipal Series Trust
500 Boylston Street, Boston, Massachusetts 02116
(617) 954-5000

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated August 1, 1997. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number).

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

1.  DEFINITIONS
   "Fund" MFS(R) Municipal Income Fund, a series of MFS Municipal Series Trust (the "Trust"), a Massachusetts business trust. The Trust was previously known as "MFS Multi-State Municipal Bond Trust" until its name was changed to MFS Municipal Series Trust on August 27, 1993. On August 3, 1992, the Trust changed its name from "MFS Managed Multi- State Municipal Bond Trust." The Trust was known as "MFS Managed Multi-State Tax- Exempt Trust" until its name was changed effective August 12, 1988. The MFS Municipal Income Fund is the successor to MFS Lifetime Municipal Bond Fund, which was reorganized as a series of the Trust on September 7, 1993.

   "MFS" or the "Adviser"      Massachusetts Financial Services Company, a
                               Delaware corporation.

   "MFD"                       MFS Fund Distributors, Inc., a Delaware
                               corporation.


   "Prospectus"                The Prospectus of the Fund, dated August 1, 1997,
                               as amended or supplemented from time to time.


2.  INVESTMENT TECHNIQUES
The investment policies and techniques are described in the Prospectus. In addition, certain of the Fund's investment policies are described in greater detail below.

LENDING OF SECURITIES
The Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member banks of the Federal Reserve System and to member firms (and subsidiaries thereof) of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will usually not exceed five days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of cash collateral or a fee. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which could be earned currently from securities loans of this type justifies the attendant risk. If the Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 20% of the value of the Fund's total assets.


WHEN-ISSUED SECURITIES
The Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, the Fund will take delivery of such securities. When the Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it will set up procedures consistent with the General Statement of Policy of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund will always have liquid assets sufficient to cover any commitments or to limit any potential risk. However, although the Fund does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, the Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Fund determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for "when-issued" or "forward delivery" securities, the Fund will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation).


REPURCHASE AGREEMENTS
As described in the Prospectus, the Fund may enter into repurchase agreements with sellers who are member firms (or subsidiaries thereof) of the Exchange, members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that the Fund purchases and holds through its agent are U.S. Government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

VARIABLE AND FLOATING RATE OBLIGATIONS
Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently will also offer to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the Fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Fund through the demand feature, the obligations mature on a specified date which may range up to 30 years from the date of issuance.

INVERSE FLOATING RATE OBLIGATIONS
The Fund may invest in so called "inverse floating rate obligations" or "residual interest" bonds or certificates structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically ranging from 35 days to one year. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between the entire amount of interest paid by the issuer on all of the debt and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short-term obligation and link the two obligations in order to create long-term fixed-rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large (or more if the inverse instrument is issued in principal amount greater than the principal amount of the short-term piece) as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.

INDEXED SECURITIES
The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determind by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


OPTIONS
OPTIONS ON SECURITIES: As noted in the Prospectus, the Fund may write covered call and put options and purchase call and put options on fixed income securities. Call and put options written by the Fund may be covered in the manner set forth below.

A call option written by the Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. A put option written by the Fund is "covered" if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. Put and call options written by the Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counter party with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited liquid assets. Such transactions permit the Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund, provided that another option on such security is not written. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.


The Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Fund is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Fund is more than the premium paid for the original purchase. Conversely, the Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously written by the Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received, less related transaction costs. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or retain the option until it is exercised, at which time the Fund will be required to take delivery of the security at the exercise price; the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

The Fund may also write combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The writing of options on securities will not be undertaken by the Fund solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

The Fund may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

In certain instances, the Fund may enter into options on Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options, grant the purchaser the right to purchase (in the case of a "call") or sell (in the case of a "put") a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous to the Fund than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Fund assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

The Fund may also purchase warrants on fixed income securities. A warrant on a fixed income security is a long-term call option that provides the holder with the right, but not the obligation, to purchase from the seller of the warrant a fixed income security with a specified par value, coupon and maturity at a fixed exercise price on a specified date or between specified dates. Typically, the fixed income securities that are deliverable pursuant to the warrant will be noncallable securities. Warrants may be issued as entirely separate securities or they may be attached to, but subsequently detachable from, a fixed income security of the same issuer.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
FUTURES CONTRACTS: As noted in the Prospectus, the Fund may enter into interest rate futures contracts on fixed income securities and indexes on such securities. (Unless otherwise specified, interest rate futures contracts are referred to as "Futures Contracts.") Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.


A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a Futures Contract in the majority of cases provides for a specified settlement date on which, in the case of interest rate futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures Contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable -- a process known as "marking to the market."

Interest rate futures contracts may be purchased or sold to attempt to protect against the effects of interest rate changes on the Fund's current or intended investments in fixed income securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's interest rate futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

Similarly, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities.


OPTIONS ON FUTURES CONTRACTS: As noted in the Prospectus, the Fund may purchase and write options to buy or sell futures contracts in which it may invest ("Options on Futures Contracts"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.


An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of initial and variation margin deposits. In addition, the writer of an Option on a Futures Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on Futures Contracts that are written or purchased by the Fund on U.S. exchanges are traded on the same contract market as the underlying Futures Contract, and, like Futures Contracts, are subject to regulation by the Commodity Futures Trading Commission (the "CFTC") and the performance guarantee of the exchange clearinghouse. In addition, Options on Futures Contracts may be traded on foreign exchanges.


The Fund may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the instrument underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Fund may cover the writing of put Options on Futures Contracts (a) through sales of the underlying Futures Contract, (b) through segregation of liquid assets in an amount equal to the value of the security underlying the Futures Contract, or
(c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. Put and call Options on Futures Contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call Option on a Futures Contract written by the Fund, the Fund will be required to sell the underlying Futures Contract which, if the Fund has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by the Fund is exercised, the Fund will be required to purchase the underlying Futures Contract which, if the Fund has covered its obligation through the sale of such Contract, will close out its futures position.


The writing of a call option on a Futures Contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Fund's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

The Fund may purchase Options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Fund could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call Options on Futures Contracts, rather than purchasing the underlying Futures Contracts.


RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS
RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH THE FUND'S
PORTFOLIO: The Fund's ability to effectively hedge all or a portion of its portfolio through transactions in options, Futures Contracts and Options on Futures Contracts depends on the degree to which price movements in the underlying instrument correlate with price movements in the relevant portion of the Fund's portfolio. In the case of futures and options based on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation probably will not be exact. Consequently, the Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying obligation. It is possible that there may be a negative correlation between the obligation underlying an option or Futures Contract in which the Fund has a position and the portfolio securities the Fund is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument.


The trading of Futures Contracts and options for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options and futures. In this regard, trading by speculators in options and futures has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

Further, with respect to options on securities and Options on Futures Contracts, the Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Fund in connection with such transactions.

In writing a covered call option on a security or Futures Contract, the Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying instrument. For example, where the Fund covers a call option written on a Futures Contract through segregation of securities, such securities may not match the instrument underlying the Futures Contract, and the Fund may not be fully covered. As a result, the Fund could be subject to risk of loss in the event of adverse market movements.

The writing of options on securities or Options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of the Fund's portfolio. When the Fund writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Fund will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Fund's portfolio holdings or any increase in the cost of the instruments to be acquired.

Where the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Fund will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by writing an option, the Fund may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Fund's overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that the Fund may enter transactions in Futures Contracts and Options on Futures Contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. The Fund will only write covered options, such that cash or securities necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Fund may not fully protect it against risk of loss and, in any event, the Fund could suffer losses on the option position which might not be offset by corresponding portfolio gains.

With respect to the writing of straddles on securities, the Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Fund with two simultaneous premiums on the same security, but involve additional risk, since the Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.


RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET: Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the Fund will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Fund, and the Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Fund has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Fund's ability effectively to hedge its portfolio, and could result in trading losses.


The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


MARGIN: Because of low initial margin deposits made upon the opening of a futures or forward position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where the Fund enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Fund or decreases in the prices of securities or other assets the Fund intends to acquire. Where the Fund enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Fund to greater risk.

TRADING AND POSITION LIMITS: The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Fund.

RISKS OF OPTIONS ON FUTURES CONTRACTS: The amount of risk the Fund assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

RISKS OF TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES: Unlike transactions entered into by the Fund in Futures Contracts and exchange-traded options, over-the-counter options on securities are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.


In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Fund could be required to retain options purchased or written until exercise, expiration or maturity. This in turn could limit the Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Fund's ability to enter into desired hedging transactions. The Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.


POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS: In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that the Fund enter into transactions in Futures Contracts and Options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or
(ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets. In addition, the Fund must comply with the requirements of various state securities laws in connection with such transactions.


The Fund has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of the Fund's total assets. Moreover, the Fund will not purchase put and call options if as a result more than 5% of its total assets would be invested in such options.

When the Fund purchases a Futures Contract, an amount of cash or securities will be deposited in a segregated account with the Fund's custodian so that the amount so segregated will at all times equal the value of the Futures Contract, thereby insuring that the leveraging effect of such futures is minimized.


The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities held by a Fund, cannot exceed 15% of the Fund's net assets (the "SEC illiquidity ceiling"). Although the Adviser disagrees with this position, the Adviser intends to limit the Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized as such by the Federal Reserve Bank of New York. Also, the contracts the Fund has in place with such primary dealers provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula generally is based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. The Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test imposed by the SEC staff. The Fund may also write over-the-counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.


3.  INVESTMENT RESTRICTIONS
The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable, or (ii) 67% or more of the outstanding shares of the Trust or a series or class, as applicable, present at a meeting if holders of more than 50% of the outstanding shares of the Trust or a series or class, as applicable, are represented in person or by proxy). Except for Investment Restriction (1), these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

The Fund may not:

     (1) Borrow money in an amount in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies, and payments of initial and variation margin in connection therewith are not considered a pledge of assets.

     (2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

     (3) Invest more than 25% of its total assets (taken at market value) in any one industry; provided, however, that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     (4) Purchase or retain real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein and securities secured by real estate), or mineral leases, commodities or commodity contracts (except contracts for the future or forward delivery of securities or foreign currencies and related options, and except Futures Contracts and Options on Futures Contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.

     (5) Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements; provided that the Fund may lend its portfolio securities representing not in excess of 30% of its total assets (taken at market value). Not more than 10% of the Fund's total assets (taken at market value) will be subject to repurchase agreements maturing in more than seven days. For these purposes the purchase of all or a portion of an issue of debt securities shall not be considered the making of a loan.

     (6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state.

     (7) Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if such purchase, at the time thereof, would cause the Fund to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

     (8) Invest in companies for the purpose of exercising control or management.

     (9) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

     (10) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and the Fund may make margin deposits in connection with Futures Contracts, Options on Futures Contracts, options, Forward Contracts or options on foreign currencies.

     (11) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon equivalent conditions.

     (12) Purchase securities issued by any other registered investment company or investment trust except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund will not purchase such securities if such purchase at the time thereof would cause more than 10% of its total assets (taken at market value) to be invested in the securities of such issuers; and, provided further, that the Fund will not purchase securities issued by an open-end investment company.

     (13) Write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the Fund from writing, purchasing and selling puts, calls or combinations thereof with respect to securities and indexes of securities or foreign currencies or Futures Contracts; and further provided that this shall not prevent the Fund from purchasing, owning, holding or selling contracts for the future delivery of fixed income securities.

     (14) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts and Options on Futures Contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

As a non-fundamental policy, the Fund will not knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements), unless the Board of Trustees of the Trust has determined that such securities are liquid based upon trading markets for the specific security, if, as a result thereof, more than 15% of the Fund's net assets (taken at market value) would be so invested.

For the purposes of the Fund's investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

OTHER OPERATING POLICY
In order to comply with certain state statutes, the Fund will not, as a matter of operating policy, pledge, mortgage or hypothecate its portfolio securities if the percentage of securities so pledged, mortgaged or hypothecated would exceed 33 1/3%.

This operating policy is not fundamental and may be changed without shareholder approval.

4.  MANAGEMENT OF THE FUND
The Board of Trustees of the Trust provides broad supervision over the affairs of the Fund. The Adviser manages the portfolio of the Fund from day to day in accordance with the Fund's investment objective and policies. The officers of the Trust are responsible for the operations of the Fund. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) Asterisks indicate those Trustees and officers who are "interested persons" (as defined in the 1940 Act) of the Adviser. Unless otherwise indicated below, the address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

TRUSTEES

A. KEITH BRODKIN*, Chairman and President (born 8/4/35)
Massachusetts Financial Services Company, Chairman

RICHARD B. BAILEY* (born 9/14/26)
Private Investor; Massachusetts Financial Services Company

MARSHALL N. COHAN (born 11/14/26)
Private Investor
Address: 2524 Bedford Mews Drive, Wellington, Florida

LAWRENCE H. COHN (born 3/11/37)
Brigham and Women's Hospital, Chief of Cardiac Surgery; Harvard Medical
  School, Professor of Surgery
Address: 75 Francis Street, Boston, Massachusetts

THE HON. SIR J. DAVID GIBBONS, KBE (born 6/15/27)
Edmund Gibbons Limited, Chief Executive Officer; The Bank of N.T. Butterfield
  & Son Ltd., Chairman
Address: 21 Reid Street, Hamilton, Bermuda

ABBY M. O'NEILL (born 4/27/28)
Private Investor; Rockefeller Financial Services, Inc. (investment advisers),
  Director
Address: 30 Rockefeller Plaza, Room 5600, New York, New York

WALTER E. ROBB, III (born 8/18/26)
Benchmark Advisors, Inc. (financial consultants), President and Treasurer;
  Benchmark Consulting Group, Inc. (office services), President; Landmark Funds (mutual fund), Trustee
Address: 110 Broad Street, Boston, Massachusetts

ARNOLD D. SCOTT* (born 12/16/42)
Massachusetts Financial Services Company, Senior Executive Vice President and
  Secretary

JEFFREY L. SHAMES* (born 6/2/55)
Massachusetts Financial Services Company, President

J. DALE SHERRATT (born 9/23/38)
Insight Resources, Inc. (acquisition planning specialists), President
Address: One Liberty Square, Boston, Massachusetts

WARD SMITH (born 9/13/30)
NACCO Industries (holding company), Chairman (prior to June 1994); Sundstrand
  Corporation (diversified mechanical manufacturer), Director; Society Corporation (bank holding company)
Address: 5875 Landerbrook Drive, Mayfield Heights, Ohio

OFFICERS

CYNTHIA M. BROWN*, Vice President (born 6/27/57)
Massachusetts Financial Services Company, Senior Vice President

ROBERT A. DENNIS*, Vice President (born 12/12/48)
Massachusetts Financial Services Company, Senior Vice President

GEOFFREY L. SCHECHTER*, Vice President (born 12/17/62)
Massachusetts Financial Services Company, Vice President (since June 1993);
  Liberty Mutual Insurance Company, Senior Investment Analyst (prior to June
  1993)

DAVID B. SMITH*, Vice President (born 7/26/61)
Massachusetts Financial Services Company, Vice President

DANIEL E. McMANUS*, Assistant Vice President (born 2/15/61)
Massachusetts Financial Services Company, Assistant Vice President

STEPHEN E. CAVAN*, Secretary and Clerk (born 11/6/53)
Massachusetts Financial Services Company, Senior Vice President, General
  Counsel and Assistant Secretary

JAMES R. BORDEWICK, JR.*, Assistant Secretary (born 3/6/59)
Massachusetts Financial Services Company, Senior Vice President and Associate
  General Counsel

W. THOMAS LONDON*, Treasurer (born 3/1/44)
Massachusetts Financial Services Company, Senior Vice President and Assistant
  Treasurer

JAMES O. YOST*, Assistant Treasurer (born 6/12/60)
Massachusetts Financial Services Company, Vice President

MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
Massachusetts Financial Services Company, Vice President (since March 1997);
  Putnam Investments, Vice President (from September 1994 until March 1997); Ernst & Young, Senior Tax Manager (until September 1994).

ELLEN M. MOYNIHAN,* Assistant Treasurer (born 11/13/57)
Massachusetts Financial Services Company, Vice President (since September
  1996); Deloitte & Touche LLP, Senior Manager (until September 1996).
----------
*"Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.


Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Mr. Brodkin, the Chairman of MFD, Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), the corporate parent of MFS.


The Fund pays the compensation of non-interested Trustees and Mr. Bailey (who currently receive a fee of $1,250 per year plus $225 per meeting and per committee meeting attended, together with such Trustee's out-of-pocket expenses) and has adopted a retirement plan for non-interested Trustees and Mr. Bailey. Under this plan, a Trustee will retire upon reaching age 75 and if the Trustee has completed at least five years of service, he would be entitled to annual payments during his lifetime of up to 50% of such Trustee's average annual compensation (based on the three years prior to his retirement) depending on his length of service. A Trustee may also retire prior to age 75 and receive reduced payments if he has completed at least five years of service. Under the plan, a Trustee (or his beneficiaries) will also receive benefits for a period of time in the event the Trustee is disabled or dies. These benefits will also be based on the Trustee's average annual compensation and length of service. There is no retirement plan provided by the Trust for Messrs. Brodkin, Scott and Shames. The Fund will accrue its allocable share of compensation expenses each year to cover current years service and amortize past service cost.

TRUSTEE COMPENSATION TABLE

                                     RETIREMENT
                                      BENEFIT                  TOTAL TRUSTEE
                                     ACCRUED AS    ESTIMATED   FEES FROM FUND
                      TRUSTEE FEES  PART OF FUND CREDITED YEARS   AND FUND
TRUSTEE               FROM FUND(1)   EXPENSE(1)  OF SERVICE(2)   COMPLEX(3)
-----------------------------------------------------------------------------
Richard B. Bailey        $3,275        $  837          10         $247,168
A. Keith Brodkin         --0--         --0--          N/A          --0--
Marshall N. Cohan         4,400         1,845          14          149,258
Lawrence H. Cohn          3,950           547          18          136,508
J. David Gibbons          3,950         1,460          13          136,508
Abby M. O'Neill           3,500           670          10          123,758
Walter E. Robb, III       4,400         2,050          15          149,258
Arnold D. Scott          --0--         --0--          N/A          --0--
Jeffrey L. Shames        --0--         --0--          N/A          --0--
J. Dale Sherratt          5,525           615          20          149,258
Ward Smith                5,525           820          13          149,258
------------
(1) For fiscal year ended March 31, 1997.
(2) Based on normal retirement age of 75.
(3) For calendar year 1996. All Trustees receiving compensation served as Trustees of 41 funds within the MFS Fund complex (having aggregate net assets at December 31, 1996, of approximately $15.0 billion) except Mr. Bailey, who served as Trustee of 81 funds within the MFS Fund complex (having aggregate net assets at December 31, 1996, of approximately $38.5 billion).

         ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)

                                            YEARS OF SERVICE
                          ----------------------------------------------------
   AVERAGE TRUSTEE FEES         3            5            7       10 OR MORE
------------------------------------------------------------------------------
          $2,947              $442        $  737       $1,032       $1,474
           3,573               536           893        1,251        1,787
           4,199               630         1,050        1,470        2,100
           4,825               724         1,206        1,689        2,413
           5,451               818         1,363        1,908        2,726
           6,077               912         1,519        2,127        3,039
------------
(4) Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.

As of July 1, 1997, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of the Fund. As of July 1, 1997, Merrill Lynch Pierce Fenner & Smith Inc., P.O. Box 45286, Jacksonville, FL owned 12.08%, 6.63% and 13.37% of the outstanding Class A, Class B and Class C shares of the Fund, respectively. Also as of July 1, 1997, Smith Barney, Inc., 388 Greenwich Street, New York, New York, owned 6.03% of the outstanding Class C shares of the Fund.


The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter, unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined pursuant to the Declaration of Trust, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT ADVISER
MFS, together with its predecessor organizations, has a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada.


MFS manages the assets of the Fund pursuant to an Investment Advisory Agreement with the Fund dated as of September 1, 1993 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser provides the Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Fund. For these services and facilities, the Adviser receives an annual management fee, computed and paid monthly, in an amount equal to the sum of 0.30% of the Fund's average daily net assets plus 6.43% of its gross income.

For the Fund's fiscal year ended March 31, 1997, MFS received $3,180,446 on an annualized basis (of which $1,265,934 was based on average daily net assets and $1,914,512 on gross income) under the Advisory Agreement.

For the Fund's fiscal year ended March 31, 1996, MFS received $3,495,983 on an annualized basis (of which $1,397,610 was based on average daily net assets and $2,098,373 on gross income) under the Advisory Agreement.

For the Fund's fiscal year ended March 31, 1995, MFS received $3,545,246 on an annualized basis (of which $1,390,697 was based on average daily net assets and $2,154,549 on gross income) under the Advisory Agreement.

The Fund pays all of its expenses (other than those assumed by the Adviser or MFD) including: Trustees fees discussed above; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing share certificates, periodic reports, notices and proxy statements to shareholders and to governmental officers and commissions; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of State Street Bank and Trust Company, the Fund's Custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses are borne by the Fund except that the Fund's Distribution Agreement with MFD requires MFD to pay for prospectuses that are to be used for sales purposes. Expenses of the Trust which are not attributable to a specific series are allocated among the series in a manner believed by management of the Trust to be fair and equitable. Payment by the Fund of brokerage commissions for brokerage and research services of value to the Adviser in serving its clients is discussed under the caption "Portfolio Transactions and Brokerage Commissions" below.


MFS pays the compensation of the Trust's officers and of any Trustee who is an officer of MFS. The Adviser also furnishes at its own expense all necessary administrative services, including office space, equipment, clerical personnel, investment advisory facilities, and all executive and supervisory personnel necessary for managing the Fund's investments, effecting its portfolio transactions and, in general, administering its affairs (with the exception of the services, facilities and personnel provided by the Shareholder Servicing Agent or the Custodian, see below).


The Advisory Agreement with the Fund will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities (as defined under "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the Fund's outstanding voting securities or by either party on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreement provides that if MFS ceases to serve as the Adviser to the Fund, the Fund will change its name so as to delete the term "MFS" and that MFS may render services to others and may permit other fund clients to use the term "MFS" in their names. The Advisory Agreement also provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.

ADMINISTRATOR
MFS provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997. Under this Agreement, the Fund pays MFS an administrative fee of up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services. For the period ended March 31, 1997, MFS received $4,646 under the Agreement, equivalent to 0.001% of the Fund's average daily net assets.

CUSTODIAN
State Street Bank and Trust Company (the "Custodian") is the custodian of the Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value and public offering price of each class of shares of the Fund. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. The Custodian also serves as the dividend and distribution disbursing agent of the Fund. The Custodian has contracted with the Adviser for the Adviser to perform certain accounting functions related to options transactions for which the Adviser receives remuneration on a cost basis.

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, is the Fund's shareholder servicing agent, pursuant to a Shareholder Servicing Agent Agreement with the Trust, dated August 1, 1985, as amended (the "Agency Agreement"). The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and the keeping of records in connection with the issuance, transfer and redemption of each class of shares of the Fund. For these services, the Shareholder Servicing Agent will receive a fee calculated as a percentage of the average daily net assets of the Fund at an effective annual rate of 0.13%. In addition, the Shareholder Servicing Agent will be reimbursed by the Fund for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Fund. State Street Bank and Trust Company, the dividend and distribution disbursing agent for the Fund, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend and distribution disbursing functions for the Fund.


DISTRIBUTOR
MFD, a wholly owned subsidiary of MFS, serves as the distributor for the continuous offering of shares of the Fund pursuant to a Distribution Agreement dated as of January 1, 1995 (the "Distribution Agreement"). Prior to January 1, 1995, MFS Financial Services, Inc. ("FSI"), another wholly owned subsidiary of MFS, was the Fund's distributor. Where this SAI refers to MFD in relation to the receipt or payment of money with respect to a period or periods prior to January 1, 1995, such reference shall be deemed to include FSI, as predecessor in interest to MFD.

CLASS A SHARES: MFD acts as agent in selling Class A shares of the Fund to dealers. The public offering price of the Class A shares of the Fund is their net asset value next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of a Class A share of the Fund is calculated by dividing the net asset value of a Class A share by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "Purchases" in the Prospectus). The sales charge scale set forth in the Prospectus applies to purchases of Class A shares of the Fund alone or in combination with shares of all classes of certain other funds in the MFS Family of Funds (the "MFS Funds") and other funds (as noted under Right of Accumulation) by any person, including members of a family unit (e.g., husband, wife and minor children) and bona fide trustees, and also applies to purchases made under the Right of Accumulation or a Letter of Intent (see "Investment and Withdrawal Programs" in this SAI). A group might qualify to obtain quantity sales charge discounts (see "Investment and Withdrawal Programs" in this SAI).

Class A shares of the Fund may be sold at their net asset value to certain persons and in certain circumstances as described in the Prospectus. Such sales are made without a sales charge to promote good will with employees and others with whom MFS, MFD and/or the Fund have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price of the Class A shares. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Prospectus (see "Purchases" in the Prospectus). The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer commission, is the commission paid to the distributor. Because of rounding in the computation of offering price, the portion of the sales charge paid to the distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of offering price or as a percentage of the net amount invested as listed in the Prospectus. In the case of the maximum sales charge the dealer retains 4% and MFD retains approximately 3/4 of 1% of the public offering price. In addition, MFD pays a commission to dealers who initiate and are responsible for purchases of $1 million or more as described in the Prospectus.


CLASS B SHARES AND CLASS C SHARES: As the distributor of the Fund, MFD acts as agent in selling Class B and Class C shares of the Fund. The public offering price of Class B and Class C shares is their net asset value next computed after the sale (see "Purchases" in the Prospectus).


GENERAL: Neither MFD nor dealers are permitted to delay the placement of orders to benefit themselves by a price change. On occasion, MFD may obtain brokers loans from various banks, including the custodian banks for the MFS Funds, to facilitate the settlement of sales of shares of the Fund to dealers. MFD may benefit from its temporary holding of funds paid to it by investment dealers for the purchase of Fund shares.


For the fiscal year ended March 31, 1997, MFD and dealers and certain other financial institutions received sales charges of $20,133 and $94,349, respectively (as their concession on gross sales charges of $114,482), for selling Class A shares of the Fund. The Fund received $9,371,851 representing the aggregate net asset value of such shares.


For the fiscal year ended March 31, 1996, MFD and dealers and certain other financial institutions received sales charges of $23,697 and $140,257, respectively (as their concession on gross sales charges of $163,954), for selling Class A shares of the Fund. The Fund received $10,611,648 representing the aggregate net asset value of such shares.

For the fiscal year ended March 31, 1995, MFD and dealers and certain other financial institutions received sales charges of $9,957 and $73,783, respectively (as their concession on gross sales charges of $83,740), for selling Class A shares of the Fund. The Fund received $2,259,669 representing the aggregate net asset value of such shares.


During the fiscal years ended March 31, 1997, 1996 and 1995, the contingent deferred sales charge ("CDSC") imposed on redemption of Class B shares was $492,585, $634,226 and $708,357, respectively. During the fiscal year ended March 31, 1997, the CDSC imposed on the redemption of Class C shares was $5,259.

The Distribution Agreement will remain in effect until August 1, 1998 and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Trust's shares (as defined in "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to such Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.


5.  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Specific decisions to purchase or sell securities for the Fund are made by employees of the Adviser, who are appointed and supervised by its senior officers. Changes in the Fund's investments are reviewed by the Board of Trustees. The Fund's portfolio manager may serve other clients of the Adviser or any subsidiary of MFS in a similar capacity.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients of the Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities, such as government securities, which are principally traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market makers, unless in its opinion, better prices are available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. Securities firms or futures commission merchants may receive brokerage commissions on transactions involving options, Futures Contracts and Options on Futures Contracts and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions. From time to time, soliciting dealer fees are available to the Adviser on the tender of the Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Adviser. At present no other recapture arrangements are in effect.


Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of the other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


Under the Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

The term "brokerage and research services" includes advice as to the value of securities, the advisability of purchasing or selling securities, and the availability of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser's other clients in part for providing advice as to the availability of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.


Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Adviser. The Trustees (together with the Trustees of the other MFS Funds) have directed the Adviser to allocate a total of $39,100 of commission business from the MFS Funds to the Pershing Division of Donaldson, Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser).


The Adviser's investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions. However, the Adviser is unable to quantify the amount of commissions which will be paid as a result of such Research because a substantial number of transactions will be effected through brokers which provide Research but which were selected principally because of their execution capabilities.

The management fee that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.


For the Fund's fiscal years ended March 31, 1997, 1996, and March 31, 1995, no brokerage commissions were paid.


In certain instances there may be securities which are suitable for the Fund's portfolio as well as for that of one or more of the other clients of the Adviser or MFS or any subsidiary of MFS. Investment decisions for the Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

6.  SHAREHOLDER SERVICES
INVESTMENT AND WITHDRAWAL PROGRAMS -- The Fund makes available the following programs designed to enable shareholders to add to their investment or withdraw from it with a minimum of paper work. These programs are described below and, in certain cases, in the Prospectus. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.

LETTER OF INTENT: If a shareholder (other than a group purchaser described below) anticipates purchasing $100,000 or more of Class A shares of the Fund alone or in combination with all classes of other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period in the case of purchases of $1 million or more), the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent section of the Fund's Account Application or filing a separate Letter of Intent application (available from the Shareholder Servicing Agent) within 90 days of the commencement of purchases. Subject to acceptance by MFD and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent application. The shareholder or his dealer must inform MFD that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if his purchases within 13 months (or 36 months, in the case of purchases of $1 million or more) plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, he will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Dividends and distributions of other MFS Funds automatically reinvested in shares of the Fund pursuant to the Distribution Investment Program will also not apply toward completion of the Letter of Intent.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by the Shareholder Servicing Agent in the form of shares registered in the shareholder's name. All income dividends and capital gain distributions on escrowed shares will be paid to the shareholder or to his order. When the minimum investment so specified is completed (either prior to or by the end of the 13-month or 36-month period, as applicable), the shareholder will be notified and the escrowed shares will be released.

If the intended investment is not completed, the Shareholder Servicing Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Shareholder Servicing Agent. By completing and signing the Account Application or separate Letter of Intent application, the shareholder irrevocably appoints the Shareholder Servicing Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.


RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when that shareholder's new investment, together with the current offering price value of all the holdings of Class A, B and C shares of that shareholder in the MFS Funds or MFS Fixed Fund reaches a discount level (see "Purchases" in the Prospectus for the sales charges on quantity purchases). For example, if a shareholder owns shares with a current offering price of $75,000 and purchases an additional $25,000 of Class A shares of the Fund, the sales charge for the $25,000 purchase would be at the rate of 4% (the rate applicable to single transactions of $100,000). A shareholder must provide the Shareholder Servicing Agent (or his investment dealer must provide MFD) with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

DISTRIBUTION INVESTMENT PROGRAM: Distributions of dividends and capital gains made by the Fund with respect to a particular class of shares may be automatically invested in the same class of shares of one of the other MFS Funds, if shares of the fund are available for sale. Such investments will be subject to additional purchase minimums. Distributions will be invested at net asset value (exclusive of any sales charge and not subject to any CDSC). Distributions will be invested at the close of business on the payable date for the distribution. A shareholder considering the Distribution Investment Program should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any investment. For federal income tax purposes, distributions invested under the Distribution Investment Program will be treated as if received by the shareholder in cash and then used to purchase the applicable fund shares.


SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan ("SWP") must be at least $100, except certain limited circumstances. The aggregate withdrawals of Class B shares in any year pursuant to a SWP generally are limited to 10% of the value of the account (at the time of the establishment of the SWP). SWP payments are drawn from the proceeds of share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). Redemptions of Class B and Class C shares will be made in the following order: (i) any "Free Amount"; (ii) to the extent necessary, any "Reinvested Shares"; and (iii) to the extent necessary, the "Direct Purchase" subject to the lowest CDSC (as such terms are defined in "Contingent Deferred Sales Charge" in the Prospectus). The CDSC will be waived in the case of redemptions of Class B and Class C shares pursuant to a SWP, but will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC. To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce and may eventually exhaust the number of shares in the shareholder's account. All dividend and capital gain distributions for an account with a SWP will be reinvested in full and fractional shares of the Fund at the net asset value in effect at the close of business on the record date for such distributions. To initiate this service, shares having an aggregate value of at least $5,000 either must be held on deposit by, or certificates for such shares must be deposited with, the Shareholder Servicing Agent. WIth respect to Class A shares, maintaining a withdrawal plan concurrently with an investment program would be disadvantageous because of the sales charges included in share purchases and the imposition of a CDSC on certain redemptions. The shareholder may deposit into the account additional shares of the Fund, change the payee or change the amount of each payment. The Shareholder Servicing Agent may charge the account for services rendered and expenses incurred beyond those normally assumed by the Fund with respect to the liquidation of shares. No charge is currently assessed against the account, but one could be instituted by the Shareholder Servicing Agent on 60 days' notice in writing to the shareholder in the event that the Fund ceases to assume the cost of these services. The Fund may terminate any SWP for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of the Fund for shares of another MFS Fund. Any SWP may be terminated at any time by either the shareholder or the Fund.

INVEST BY MAIL: Additional investments of $50 or more in the Fund may be made at any time either by mailing a check payable to the Fund directly to the Shareholder Servicing Agent. The shareholder's account number and the name of his investment dealer must be included with each investment.

GROUP PURCHASES: A bona fide group and all of its members may be treated as a single purchaser and, under the Right of Accumulation (but not the Letter of Intent), obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, or clients of an investment adviser or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the MFS Funds upon the request of MFD.


AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of other MFS Funds (if available for sale) under the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic exchange of funds from the shareholder's account in that MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds effective on the seventh day of each month or of every third month, depending on whether monthly or quarterly exchange are elected by the shareholder. If the seventh day of the month is not a business day, the transaction will be processed on the next business day. Generally, the initial exchange will occur after receipt and processing by the Shareholder Servicing Agent of an application in good order. Exchanges will continue to be made from a shareholder's account in any MFS Fund as long as the balance of the account is sufficient to complete the exchange. Additional payments made to a shareholder's account in such MFS Fund will extend the period that exchanges will continue to be made under the Automatic Exchange Plan. However, if additional payments are added to an account subject to the Automatic Exchange Plan shortly before an exchange is scheduled, such funds may not be available for exchange until the following month; therefore, care should be used to avoid inadvertently terminating the Automatic Exchange Plan through exhaustion of the account balance.


No transaction fee for exchanges will be charged in connection with the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. Changes in amounts to be exchanged to each fund, the funds to which exchanges are to be made and the timing of exchanges (monthly or quarterly), or termination of a shareholder's participation in the Automatic Exchange Plan will be made after instructions in writing or by telephone (an "Exchange Change Request") are received by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record). Each Exchange Change Request (other than termination of participation in the program) must involve at least $50. Generally, if an Exchange Change Request is received by telephone or in writing before the close of business on the last business day of the month, the Exchange Change Request will be effective for the following month's exchange.

A shareholder's right to make additional investments in any of the MFS Funds, to make exchanges of shares from one MFS Fund to another and to withdraw from an MFS Fund, as well as a shareholder's other rights and privileges are not affected by a shareholder's participation in the Automatic Exchange Plan.

The Automatic Exchange Plan is part of the Exchange Privilege. For additional information regarding the Automatic Exchange Plan, including the treatment of any CDSC, see "Exchange Privilege" below.

REINSTATEMENT PRIVILEGE: Shareholders of the Fund and shareholders of the other MFS Funds (except holders of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund, in the case where such shares are acquired through direct purchase or reinvested dividends) who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of the fund are available for sale) at net asset value (without a sales charge) and, if applicable, with credit for any CDSC paid. In the case of proceeds reinvested in shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund, the shareholder has the right to exchange the acquired shares for shares of another MFS Fund at net asset value pursuant to the exchange privilege described below. Such a reinvestment must be made within 90 days of the redemption and is limited to the amount of the redemption proceeds. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or within 12 months of the initial purchase of Class C shares and certain Class A shares, a CDSC will be imposed upon redemption. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same Fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of any loss realized on the original redemption for federal income tax purposes. Please see your tax advisor for further information.


EXCHANGE PRIVILEGE -- Subject to the requirements set forth below, some or all of the shares in an account for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any other MFS Fund (if available for sale and if the purchaser is eligible to purchase the class of shares) at net asset value. Exchanges will be made after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent.


Each Exchange Request must be in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by MFS Service Center, Inc.) or all the shares in the account. Each exchange involves the redemption of the shares of the Fund to be exchanged and the purchase at net asset value (i.e., without a sales charge) of shares of the same class of the other MFS Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless both the shares received and the shares surrendered in the exchange are held in a tax-deferred retirement plan or other tax-exempt account. No more than five exchanges may be made in any one Exchange Request by telephone. If an Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange, the exchange usually will occur on that day if all of the requirements and restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Fund, and thus the purchase of shares of the other MFS Fund, may be delayed for up to seven days if the Fund determines that such a delay would be in the best interest of all its shareholders. Investment dealers which have satisfied criteria established by the Shareholder Servicing Agent may also communicate a shareholder's Exchange Request to MFD by facsimile subject to the requirements set forth above.

No CDSC is imposed on exchanges among the MFS Funds, although liability for the CDSC is carried forward to the exchanged shares. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Additional information with respect to any of the MFS Funds, including a copy of its current prospectus, may be obtained from investment dealers or the Shareholder Servicing Agent. A shareholder considering an exchange should obtain and read the prospectus of the other MFS Fund before making any exchange. Shareholders of the other MFS Funds (except holders of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund acquired through direct purchase and dividends reinvested prior to June 1, 1992) have the right to exchange their shares for shares of the Fund, subject to the conditions, if any, set forth in their respective prospectuses. In addition, unitholders of the MFS Fixed Fund have the right to exchange their units (except units acquired through direct purchases) for shares of the Fund, subject to the conditions, if any, imposed upon such unitholders by the MFS Fixed Fund.

Any state income tax advantages for investment in shares of each state-specific series of MFS Municipal Series Trust may only benefit residents of such states. Investors should consult with their own tax advisers to be sure this is an appropriate investment based on their residency and each state's income tax laws.

The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations (see "Purchases" in the Prospectus).

TAX-DEFERRED RETIREMENT PLANS -- Except as noted below, shares of the Fund may be purchased by all types of tax-deferred retirement plans. MFD makes available through investment dealers plans and/or custody agreements for the following:

    Individual Retirement Accounts (IRAs) (for individuals and their non-employed spouses who desire to make limited contributions to a tax-deferred retirement program and, if eligible, to receive a federal income tax deduction for amounts contributed);

    Simplified Employee Pension (SEP-IRA) Plans;

    Retirement Plans qualified under Section 401(k) of the Internal Revenue Code of 1986, as amended;

    403(b) Plans (deferred compensation arrangements for employees of public school systems and certain nonprofit organizations); and

    Certain other qualified pension and profit-sharing plans.

The plan documents provided by MFD designate a trustee or custodian (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. Third party administrative services, available for some corporate plans, may limit or delay the processing of transactions. For further details with respect to any plan, including fees charged by the trustee, custodian or MFD, tax consequences and redemption information, see the specific documents for that plan. Plan documents other than those provided by MFD may be used to establish any of the plans described above. An investor should consult with his tax adviser before establishing any of the tax-deferred retirement plans described above.

Class C shares are not currently available for purchase by any retirement plan qualified under Internal Revenue Code section 401(a) or 403(b) if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(a) or 403(b) recordkeeping program made available by MFS Service Center, Inc.


7.  TAX STATUS
The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of both the Fund's overall income and of its tax-exempt income), and the composition and holding period of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

The portion of the Fund's distribution of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. The percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

The Fund may also recognize some net investment income that is not tax-exempt, as well as capital gains and losses as a result of the disposition of securities and from certain options and futures transactions. Shareholders of the Fund will have to pay federal income taxes and any state or local taxes on the non-exempt interest dividends and capital gain distributions they receive from the Fund. However, the Fund does not expect that the non-tax-exempt portion of its net investment income, if any, will be substantial. That portion of net investment income distributions not designated as tax-exempt and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or reinvested in additional shares. Because the Fund expects to earn primarily tax-exempt interest income, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. Distributions of net capital gains (i.e., the excess of the net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by shareholders on December 31 of the year in which the dividend is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

Any Fund distribution of net capital gains or net short-term capital gains will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Exempt-interest dividends are taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Fund.

In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to those shares. If not disallowed, any such loss will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A shares of the Fund within 90 days after their purchase followed by any purchase without payment of an additional sales charge (including purchases by exchange or by reinvestment) of Class A shares of the Fund or of another MFS Fund (or any other shares of an MFS Fund generally sold subject to a sales charge).

The Fund's current dividend and accounting policies will affect the amount, timing, and character of distributions to shareholders, and may, under certain circumstances, make an economic return of capital taxable to shareholders. Any investment in zero coupon bonds and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

The Fund's transactions in options and Futures Contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles" and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will limit its activities in options and Futures Contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. The Fund intends to withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding, regardless of whether a lower rate may be permitted under an applicable treaty. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions received from the Fund by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder including a non-U.S. person who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.

As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes. Distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes in certain states. The Fund intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes as well as regarding the tax consequences of an investment in the Fund.

The exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the tax laws of any state or local taxing authority. Some states do exempt from tax that portion of the exempt-interest dividends which represents interest received by a regulated investment company on its holdings of securities of that state and its political subdivisions and instrumentalities. Therefore, the Fund will report annually to its shareholders the percentage of interest income earned by the Fund during the preceding year on Municipal Bonds and will indicate, on a state-by-state basis only, the source of such income. Each shareholder is advised to consult his own tax adviser regarding the exemption of exempt-interest dividends under applicable state and local law.


8.  DETERMINATION OF NET ASSET VALUE;
    PERFORMANCE INFORMATION


NET ASSET VALUE
The net asset value per share of each class of the Fund is determined each day during which the Exchange is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays or the days on which they are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination is made once during each such day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. All other securities, futures contracts and options in the Fund's portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices, unless such securities are reported on the Nasdaq Stock Market, in which case they are valued at the last sale price or, if no sales occurred during the day, at the last quoted bid price. Debt securities (other than short-term obligations) in the Fund's portfolio are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yields, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations, if any, in the Fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term securities with a remaining maturity in excess of 60 days will be valued based upon dealer supplied valuations. Portfolio securities and over-the-counter options for which there are no quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. A share's net asset value is effective for orders received by the dealer prior to its calculation and received by MFD, in its capacity as the Fund's distributor, prior to the close of the business day.


PERFORMANCE INFORMATION


TOTAL RETURN: The Fund will calculate its total rate of return for each class of shares for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made with all distributions reinvested and reflecting the CDSC or the maximum public offering price) to reach the value of that investment at the end of the periods. The Fund may also calculate (i) a total rate of return, which is not reduced by the CDSC (4% maximum for Class B shares and 1.00% maximum for Class C shares) and therefore may result in a higher rate of return, (ii) a total rate of return assuming an initial account value of $1,000, which will result in a higher rate of return with respect to Class A shares since the value of the initial account will not be reduced by the sales charge (4.75% maximum on Class A shares) and/or (iii) total rates of return which represent aggregate performance over a period or year-by-year performance and which may or may not reflect the effect of the maximum sales charge, other sales charge or CDSC.

The Fund offers multiple classes of shares which were initially offered for sale to the public on different dates. The calculation of total rate of return for a class of shares which initially was offered for sale to the public subsequent to another class of shares of the Fund is based both on (i) the performance of the Fund's newer class from the date it initially was offered for sale to the public and (ii) the performance of the Fund's oldest class from the date it initially was offered for sale to the public up to the date that the newer class initially was offered for sale to the public.

As discussed in the Prospectus, the sales charges, expenses and expense ratios, and therefore the performance, of the Fund's classes of shares differ. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Total rate of return quotations for each class of shares are presented in Appendix A attached hereto under the heading "Performance Quotations."

PERFORMANCE RESULTS
The performance results in Appendix A attached hereto under the heading "Performance Results" for Class B shares assume an initial investment of $10,000 in Class B shares, cover the period from January 1, 1987 through December 31, 1996. It has been assumed that dividend and capital gain distributions were reinvested in additional shares. Any performance results or total rate of return quotation provided by the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund's portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total rates of return should be considered when comparing the total rate of return of the Fund to total rates of return published for other investment companies or other investment vehicles. Total rate of return reflects the performance of both principal and income. Current net asset value and account balance information may be obtained by calling 1-800-MFS-TALK (637-8255).

YIELD: Any yield quotation for a class of shares of the Fund is based on the annualized net investment income per share of that class over a 30-day period. The yield for a class of shares of the Fund is calculated by dividing the net investment income per share allocated to that class earned during the period by the public offering price per share of that class on the last day of that period. The resulting figure is then annualized. Net investment income per share of a class is determined by dividing (i) the dividends and interest allocated to that class during the period, minus accrued expenses for the period, by (ii) the average number of shares of that class entitled to receive dividends during the period multiplied by the public offering price per share on the last day of the period. The Fund's yield calculations for Class A shares assume a maximum sales charge of 4.75%. The Fund's yield calculations for Class B and Class C shares assume no CDSC is paid.

Yield quotations for each class of shares is presented in Appendix A attached hereto under the heading "Performance Quotations."

TAX-EQUIVALENT YIELD: The tax-equivalent yield for the Fund is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of that yield. In calculating tax-equivalent yields the Fund assumes certain federal tax brackets for shareholders and does not take into account state taxes.

Tax-equivalent yield for each class of shares is presented in Appendix A attached hereto under the heading "Performance Quotations."

CURRENT DISTRIBUTION RATE: Yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to the Fund's shareholders. Amounts paid to shareholders of each class are reflected in the quoted "current distribution rate" for that class. The current distribution rate for a class is computed by dividing the total amount of dividends per share paid by the Fund to shareholders of that class during the past 12 months by the maximum public offering price of that class at the end of such period. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past 12 months. The current distribution rate differs from the yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains and return of invested capital, and is calculated over a different period of time. The Fund's current distribution rate calculation for Class A shares assumes a maximum sales charge of 4.75%.

Current distribution rate quotations for each class of shares are presented in Appendix A attached hereto under the heading "Performance Quotations."


GENERAL: From time to time the Fund may, as appropriate, quote Fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following: Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's, Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., CDA Wiesenberger, Shearson Lehman and Saloman Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Fund performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals.

From time to time, the Fund also may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts.

From time to time the Fund may use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral.


From time to time the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; ideas and information provided through the MFS Heritage Planningsm program, an inter-generational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.


The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

MFS FIRSTS: MFS has a long history of innovations.

1924 Massachusetts Investors Trust is established as the first open-end mutual fund in America.

1924 Massachusetts Investors Trust is the first mutual fund to make full public disclosure of its operations in shareholder reports.

1932 One of the first internal research departments is established to provide in-house analytical capability for an investment management firm.

1933 Massachusetts Investors Trust is the first mutual fund to register under the Securities Act of 1933 ("Truth in Securities Act" or "Full Disclosure Act").

1936 Massachusetts Investors Trust is the first mutual fund to allow shareholders to take capital gain distributions either in additional shares or in cash.

1976 MFS(R) Municipal Bond Fund is among the first municipal bond funds established.

1979 Spectrum becomes the first combination fixed/variable annuity with no initial sales charge.

1981 MFS(R) World Governments Fund is established as America's first globally diversified fixed income mutual fund.

1984 MFS(R) Municipal High Income Fund is the first mutual fund to seek high tax-free income from lower-rated municipal securities.

1986 MFS(R) Managed Sectors Fund becomes the first mutual fund to target and shift investments among industry sectors for shareholders.

1986 MFS(R) Municipal Income Trust is the first closed-end, high-yield municipal bond fund traded on the New York Stock Exchange.

1987 MFS(R) Multimarket Income Trust is the first-closed- end, multimarket high income fund listed on the New York Stock Exchange.

1989 MFS(R) Regatta becomes America's first non-qualified market-value-adjusted fixed/variable annuity.

1990    MFS(R) World Total Return Fund is the first global balanced fund.

1993 MFS(R) World Growth Fund is the first global emerging markets fund to offer the expertise of two sub- advisers.

1993 MFS becomes money manager of MFS(R) Union Standard Trust, the first trust to invest in companies deemed to be union-friendly by an Advisory Board of senior labor officials, senior managers of companies with significant labor contracts, academics and other national labor leaders or experts.


9.  DISTRIBUTION PLAN
The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares (the "Distribution Plan") pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and the respective class of shareholders. The provisions of the Distribution Plan are severable with respect to each class of shares offered by the Fund. The Distribution Plan is designed to promote sales, thereby increasing the net assets of the Fund. Such an increase may reduce the Fund's expense ratio to the extent that the Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effect that could result were the Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized.

The Distribution Plan is described in the Prospectus under the caption "Distribution Plan," which is incorporated herein by reference. The following information supplements this Prospectus discussion.

SERVICE FEES: With respect to Class A shares, no service fees will be paid:
(i) to any dealer who is the holder or dealer of record for investors who own Class A shares having an aggregate net asset value less than $750,000, or such other amount as may be determined from time to time by MFD (MFD, however, may waive this minimum amount requirement from time to time); or (ii) to any insurance company which has entered into an agreement with the Fund and MFD that permits such insurance company to purchase Class A shares from the Fund at their net asset value in connection with annuity agreements issued in connection with the insurance company's separate accounts. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

With respect to Class B shares, except in the case of the first year service fee, no service fees will be paid to any securities dealer who is the holder or dealer of record for investors who own Class B shares having an aggregate net asset value of less than $750,000 or such other amount as may be determined by MFD from time to time. MFD, however, may waive this minimum amount requirement from time to time. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

MFD or its affiliates shall be entitled to receive any service fee payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates for shareholder accounts.

DISTRIBUTION FEES: The purpose of distribution payments to MFD under the Distribution Plan is to compensate MFD for its distribution services to the Fund. MFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expense and equipment.

DISTRIBUTION AND SERVICE FEES PAID DURING THE FUND'S LAST FISCAL YEAR:
During the fiscal year ended March 31, 1997, the Fund paid the following Distribution Plan expenses:

                                       AMOUNT OF    AMOUNT OF     AMOUNT OF
                                     DISTRIBUTION  DISTRIBUTION  DISTRIBUTION
                                      AND SERVICE  AND SERVICE   AND SERVICE
                                     FEES PAID BY FEES RETAINED FEES RECEIVED
                                         FUND         BY MFD      BY DEALERS
CLASSES OF SHARES                    -----------------------------------------
Class A Shares                        $  337,983    $   74,623     $263,360
Class B Shares                        $2,700,976    $2,115,670     $585,306
Class C Shares                        $  167,150    $   11,658     $155,492

GENERAL: The Distribution Plan will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Trustees who are not "interested persons" or financially interested parties of such Plan ("Distribution Plan Qualified Trustees"). The Distribution Plan also requires that the Fund and MFD each shall provide the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under such Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions"). All agreements relating to the Distribution Plan entered into between the Fund or MFD and other organizations must be approved by the Board of Trustees, including a majority of the Distribution Plan Qualified Trustees. Agreements under the Distribution Plan must be in writing, will be terminated automatically if assigned, and may be terminated at any time without payment of any penalty, by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares. The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions") or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees. The selection and nomination of Distribution Plan Qualified Trustees shall be committed to the discretion of the non-interested Trustees then in office. No Trustee who is not an "interested person" has any financial interest in any of the Distribution Plan or in any related agreement.


10.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) of one or more separate series and to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. The Trustees have currently authorized shares of the Fund and 15 other series. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of three classes of shares of the Fund (Class A, Class B and Class C shares). Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets of the Fund allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Trustees in accordance with the provisions of Section 16(c) of the 1940 Act. No material amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the Trust's shares (as defined in "Investment Restrictions") or by an instrument in writing without a meeting, signed by a majority of Trustees and consented to by the holders of not less than a majority of the shares outstanding and entitled to vote. Shares have no pre-emptive or conversion rights (except as described in "Purchases -- Conversion of Class B Shares" in the Prospectus). Shares are fully paid and non-assessable. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such merger, consolidation or sale, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares (as defined in "Investment Restrictions") will be sufficient. The Trust or any series of the Trust may also be terminated (i) upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that it shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort or other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

11.  INDEPENDENT AUDITORS AND FINANCIAL
     STATEMENTS
Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


The Portfolio of Investments at March 31, 1997, the Statement of Assets and Liabilities at March 31, 1997, the Statement of Operations for the year ended March 31, 1997, the Statement of Changes in Net Assets for the years ended March 31, 1997 and 1996, the Notes to Financial Statements and the Independent Auditors' Report, each of which is included in the Annual Report to shareholders of the Fund, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent auditors, as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

                                  APPENDIX A
                           PERFORMANCE INFORMATION

    The performance results and quotations below should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary. See "Determination of Net Asset Value" in the SAI.

                    PERFORMANCE RESULTS -- CLASS B SHARES

                                                      VALUE OF INITIAL      VALUE OF CAPITAL    VALUE OF REINVESTED
    YEAR ENDED                                       $10,000 INVESTMENT    GAIN DISTRIBUTIONS        DIVIDENDS           TOTAL VALUE
    ----------                                       ------------------    ------------------   -------------------      -----------
December 31, 1987 .................................       $ 9,102                $  0                 $  465             $ 9,567
December 31, 1988 .................................         9,657                   0                  1,145              10,802
December 31, 1989 .................................         9,929                   0                  1,874              11,803
December 31, 1990 .................................         9,681                   0                  2,541              12,222
December 31, 1991 .................................        10,153                  33                  3,430              13,616
December 31, 1992 .................................        10,247                 204                  4,238              14,689
December 31, 1993 .................................        10,743                 214                  5,335              16,292
December 31, 1994 .................................         9,681                 193                  5,554              15,428
December 31, 1995 .................................        10,484                 209                  6,868              17,561
December 31, 1996 .................................        10,271                 204                  7,590              18,065

    Explanatory Notes: The results in the table assume that income dividends and capital gain distributions were invested in additional shares. No adjustment has been made for any income taxes, if any, payable by shareholders.

                            PERFORMANCE QUOTATIONS

All performance quotations are for the fiscal year ended March 31, 1997.

                                                                                                     TAX EQUIVALENT
                                                         AVERAGE ANNUAL TOTAL RETURNS                 30-DAY YIELD        CURRENT
                                                         --------------------------------  30-DAY    ----------------  DISTRIBUTION
                                                         1 YEAR      5 YEAR     10 YEAR     YIELD     28%        31%       RATE
                                                         ------      ------     -------    ------     ---        ---       ----
Fund Class A with sales charge ........................  (0.67%)      5.21%(1)   5.76%(1)   5.25%    7.29%      7.61%      5.52%
Fund Class A without sales charge .....................   4.28%       6.24%(1)   6.28%(1)     -        -          -         -
Fund Class B with CDSC ................................  (0.50%)      5.23%      5.94%        -        -          -         -
Fund Class B without CDSC .............................   3.44%       5.56%      5.94%      4.72%    6.56%      6.84%      4.97%
Fund Class C with CDSC ................................   2.63%       5.60%(2)   5.96%(2)     -        -          -         -
Fund Class C without CDSC .............................   3.62%       5.60%(2)   5.96%(2)   4.74%    6.58%      6.87%      5.02%

(1)Class A share performance includes the performance of the Fund's Class B shares for periods prior to the commencement of offering of Class A shares on September 7, 1993. Sales charges, expenses and expense ratios, and therefore performance, for Class A and Class B shares differ. Class A share performance has been adjusted to reflect that Class A shares generally are subject to an initial sales charge (unless the performance quotation does not give effect to the initial sales charge) whereas Class B shares generally are subject to a CDSC. Class A share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are higher for Class B shares.
(2)Class C share performance includes the performance of the Fund's Class B shares for periods to the commencement of offering of Class C shares on January 3, 1994. Sales charges, expenses and expense ratios, and therefore performance, for Class B and Class C shares differ. Class C share performance has been adjusted to reflect that Class C shares generally are subject to a lower CDSC (unless the performance quotation does not give effect to the CDSC) than Class B shares. Class C share performance has not, however, been adjusted to reflect differences in operating expenses, which generally are not significantly different between Class B and Class C shares.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIAN AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800) 225-2606

Mailing Address:
P.O. Box 2281, Boston, MA 02107-9906


INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110


[GRAPHIC OMITTED]
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)


MFS(R) MUNICIPAL INCOME FUND
500 Boylston Street
Boston, MA 02116


                                                      MMI-13-8/97/525 02/202/302

[Logo] MFS SM                                                     Annual Report
INVESTMENT MANAGEMENT                                             for Year Ended
                                                                  March 31, 1997



MFS(R) MUNICIPAL INCOME FUND



                               [Graphic Omitted]

TABLE OF CONTENTS

Letter from the Chairman ................................................... 1
A Discussion with the Portfolio Manager .................................... 2
Portfolio Manager's Profile ................................................ 5
Fund Facts ................................................................. 5
Performance Summary ........................................................ 6
Portfolio of Investments ................................................... 8
Financial Statements .......................................................15
Notes to Financial Statements ..............................................22
Independent Auditors' Report ...............................................28
Trustees and Officers ......................................................29

   HIGHLIGHTS

   * FOR THE YEAR ENDED MARCH 31, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 4.28%, CLASS B SHARES 3.44%, AND CLASS C SHARES 3.62%.

   * THE MUNICIPAL MARKET EXPERIENCED A QUIET YEAR, WITH NO MAJOR CREDIT DISASTERS LIKE THE ORANGE COUNTY BANKRUPTCY OF 1994. FURTHERMORE, THE FLAT-TAX SCARE OF 1995 FADED AWAY IN 1996, ALLOWING MUNICIPALS TO OUTPERFORM U.S. TREASURIES ON A RELATIVE BASIS (ALTHOUGH PRINCIPAL VALUE AND INTEREST ON TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT IF HELD TO MATURITY).

   * IN GENERAL, THE FINANCIAL STRENGTH AND CREDIT QUALITY OF MUNICIPAL ENTITIES ARE BETTER THAN THEY HAVE BEEN IN MANY YEARS, A RESULT OF STRONG REVENUE GROWTH, ECONOMIC EXPANSION, AND CONSERVATIVE FISCAL MANAGEMENT.

   * THE FUND'S AVERAGE DURATION (A MEASURE OF INTEREST-RATE SENSITIVITY) IS APPROXIMATELY SEVEN YEARS, OR ABOUT 5% LESS THAN THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, BECAUSE OF OUR CONCERN THAT THE PACE OF ECONOMIC GROWTH MAY CAUSE THE FEDERAL RESERVE BOARD TO RAISE INTEREST RATES AGAIN.

LETTER FROM THE CHAIRMAN

---------------------------


[Photo of A. Keith Brodkin]


---------------------------

Dear Shareholders:
After more than six years of expansion, the U.S. economy is experiencing another year of moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and rising personal bankruptcies, as well as in the ongoing tightness in the labor market, which could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, with more strength occurring earlier in the year.

  In the bond markets, conflicting signals over the strength of the economy have created near-term volatility, and the Federal Reserve Board has begun taking measured steps to control inflation by raising short-term interest rates. Should additional signs of more rapid economic growth and, particularly, of higher inflation appear, we would expect the Fed to continue its anti-inflationary stance. While inflationary forces largely remained in check in 1996, the continued strength in the labor market means that a pickup in inflation is still possible. At the same time, the U.S. budget deficit continues to decline and, as a percentage of gross domestic product, is now less than 2%, which we consider a positive development for the bond markets. Although interest rates may move higher over the coming months, we believe that, at current levels, fixed-income markets remain equitably valued.

  We appreciate your support and welcome any questions or comments you may have.

Respectfully,

[Graphic Omitted]

/s/ A. Keith Brodkin
    A. Keith Brodkin
    Chairman and President
    April 14, 1997

A DISCUSSION WITH THE PORTFOLIO MANAGER

[Graphic Omitted]
Geoffrey L. Schechter

For the year ended March 31, 1997, Class A shares of the Fund provided a total return of 4.28%, Class B shares 3.44%, and Class C shares 3.62%. These returns assume the reinvestment of distributions but exclude the effects of any sales charges and compare to a 5.43% return for the Lehman Brothers Municipal Bond Index (the Lehman Index), an unmanaged index of national municipal bond investments rated "Baa" or higher, and a 4.81% return for the average tax-exempt municipal bond fund as reported by Lipper Analytical Services, an independent firm that reports mutual fund performance.

Q. WHAT DO YOU SEE AS SOME OF THE REASONS FOR THIS PERFORMANCE?
A. There were two primary reasons. The first was the Fund's defensive posture during the fall of 1996. At that time, investors in the fixed-income markets were concerned that the pace of economic growth, combined with low unemployment, would lead to an increase in the rate of inflation. However, the markets rallied strongly when subsequent economic data pointed to a moderation in growth, thereby allaying inflationary concerns. The second cause of the underperformance was deterioration in the value of a couple of the Fund's holdings due to credit concerns. These issues have since been resolved.

Q. IN GENERAL, HOW WOULD YOU DESCRIBE THE PAST YEAR'S FIXED-INCOME
ENVIRONMENT?
A. "Volatile" best describes that environment. Yields on the 30-year U.S. Treasury bond, a proxy for the fixed-income markets, traded in a range between 6.35% and 7.20%. Rates generally rose during the spring and summer due to concerns that strong growth would lead to an increase in inflation. Rates then fell during the fall as economic growth moderated, hitting their lows in November. Most recently, rates have been rising as inflation fears have resurfaced in light of the recent uptick in economic activity and the Federal Reserve Board's decision to raise interest rates.

Q. AND WHAT ABOUT THE MUNICIPAL ENVIRONMENT? HAVE YOU SEEN ANY IMPORTANT DEVELOPMENTS THERE?
A. The municipal bond market had a very quiet year, especially compared to the previous three years, with no major credit disasters like the Orange County bankruptcy of 1994. Furthermore, the flat-tax scare of 1995 faded away in 1996, allowing municipals to outperform U.S. Treasuries on a relative basis (although principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity). As of March 31, 1997, the ratio of "Aaa"-rated tax-exempt securities to the 30-year U.S. Treasury bond stood at approximately 80%, down significantly from the 86% ratio at the beginning of the fiscal year.

Q. HOW WOULD YOU DESCRIBE THE CURRENT CONDITION OF THE MUNICIPAL MARKET, IN TERMS OF FINANCIAL STRENGTH AND QUALITY OF ISSUES?
A. In general, the financial strength and credit quality of municipal entities are better than they have been in many years. This can be attributed to the combination of strong revenue growth at the state and local levels, the economic expansion of the past six years, and conservative fiscal management, an offspring of lessons learned during the recession of the late 1980s.

Q. LAST YEAR, WE SAW A FAIRLY DRAMATIC DECLINE IN THE YIELD RATIO OF THE MUNICIPAL MARKET TO COMPARABLE-MATURITY U.S. TREASURIES. WHY DID THIS HAPPEN, AND WHERE DOES THAT RATIO STAND NOW?
A. As we mentioned briefly above, tax-exempt securities outperformed U.S. Treasuries during the past 12 months. This was primarily due to the diminishment of the flat-tax scare. Also, there was a reduction in the tradeable supply of municipal bonds. For the third straight year, more bonds were redeemed, were due to mature, or were being called in before maturity than were issued. This caused a decline in the number of outstanding municipal bonds. The market also saw strong demand from property and casualty insurance companies, resulting from their profitability and need for tax-exempt income. Individual investors were also a factor in the municipal market's strong relative performance, especially when yield levels approached 6%.

Q. DO YOU EXPECT TO SEE MUCH CHANGE IN THE 80% RATIO OF TOP-RATED MUNICIPALS TO COMPARABLE-MATURITY TREASURIES IN THE COMING YEAR? IF SO, WHY?
A. We expect the ratio to remain at or near the current 80% level. However, events that might cause a dramatic change in this ratio cannot be foreseen. For example, a re-emergence of significant tax-reform proposals in Washington or a credit disaster on the scale of the Orange County bankruptcy would shake investors' confidence. At this time, we do not foresee any such event and, thus, we believe municipals will maintain their recent valuations relative to taxable securities going forward.

Q. IN YOUR LAST REPORT, YOU NOTED THAT IT WAS GETTING MORE DIFFICULT TO FIND ATTRACTIVE VALUATIONS AND UNUSUAL OPPORTUNITIES IN THE INVESTMENT-GRADE SEGMENT OF THE MUNICIPAL MARKET. WHY DID THIS HAPPEN?
A. The primary reason was the increased participation of bond insurers in recent years. During 1996, insured issues accounted for 47% of all new issues. The effect of this has been twofold. First, and quite simply, the availability of securities that are not enhanced by bond insurers has been reduced. As institutional investors continue to seek opportunities for higher income, the strong demand for uninsured securities has outstripped the available supply, thereby reducing credit spreads. Second, with so many bonds being insured, the opportunities to trade between sectors, as credits improve or decline, have been diminished because the majority of insured bonds trade generically.

Q. HAS THAT SITUATION CHANGED AT ALL, AND DO YOU SEE ANY REASON IT MIGHT CHANGE IN THE COMING YEAR?
A. We don't see any reason for this situation to change in the foreseeable future. Bond insurers continue to seek market share, and most of them are insuring securities that were considered uninsurable in past years. As long as insurers maintain their strong market share, it is difficult to construct a scenario in which the current situation would change.

Q. WHAT ABOUT THE FUND'S DURATION? WHERE DOES IT STAND RELATIVE TO YOUR BENCHMARK, AND WHY ARE YOU AT THAT LEVEL? AND DO YOU SEE THAT CHANGING IN THE NEAR FUTURE?
A. The Fund is currently taking a slightly defensive posture, with its average duration (a measure of interest-rate sensitivity) at approximately seven years, which makes it approximately 5% less than that of the Lehman Index. We are positioned this way because of our concern that the recent pace of economic growth may cause the Federal Reserve to raise interest rates further in the near term. However, we believe that the Federal Reserve's recent step to tighten monetary policy and help control inflation is a positive one in the long run. Should we see signs that economic growth is beginning to moderate, we will begin to lengthen the Fund's duration.


/s/ Geoffrey L. Schechter
    Geoffrey L. Schechter
    Portfolio Manager

PORTFOLIO MANAGER'S PROFILE

Geoffrey L. Schechter joined MFS in 1993 as an Investment Officer in the Fixed Income Department. A graduate of the University of Texas and the Boston University Graduate School of Business Administration, he was named Assistant Vice President - Investments in 1994 and Vice President - Investments in 1995. He became portfolio manager of MFS(R) Municipal Income Fund in February 1996. Mr. Schechter is a Certified Public Accountant (C.P.A.) and a Chartered Financial Analyst (C.F.A.).

TAX FORM SUMMARY

IN JANUARY 1997, SHAREHOLDERS WERE MAILED A TAX FORM SUMMARY REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 1996.

EXEMPT-INTEREST DIVIDENDS

FOR FEDERAL INCOME TAX PURPOSES, 99.1% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED MARCH 31, 1997, WERE DESIGNATED AS EXEMPT-INTEREST DIVIDENDS.

FUND FACTS

STRATEGY:                  THE FUND'S OBJECTIVE IS TO PROVIDE AS HIGH A LEVEL OF
                           CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS
                           CONSIDERED CONSISTENT WITH PRUDENT INVESTING WHILE
                           SEEKING PROTECTION OF SHAREHOLDERS' CAPITAL.

COMMENCEMENT OF
INVESTMENT OPERATIONS:     CLASS A: SEPTEMBER 7, 1993
                           CLASS B: DECEMBER 29, 1986
                           CLASS C: JANUARY 3, 1994

SIZE:                      $397.3 MILLION NET ASSETS AS OF MARCH 31, 1997

PERFORMANCE SUMMARY

The information below and on the following page illustrates the historical performance of MFS Municipal Income Fund - Class B shares in comparison to various market indicators. Fund results in the 5-year graph reflect the current maximum contingent deferred sales charge (CDSC) of 2%. Fund results in the 10-year graph do not reflect the deduction of any CDSC since the CDSC is not applicable after a six-year period. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown, based on the differences in loads and fees paid by shareholders investing in the different classes. It is not possible to invest in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 5-Year Period Ended March 31, 1997)

   [Graphic Omitted]

          MFS           Lehman         Consumer
        Municipal      Brothers         Price
         Income        Municipal        Index -
     Fund - Class B   Bond Index         U.S.
     --------------   ----------       --------
3/92     10000.0        10000.0        10000.0
3/93     11163.0        11252.0        10309.0
3/94     11361.0        11513.0        10567.0
3/95     11966.0        12369.0        10869.0
3/96     12669.0        13406.0        11165.0
3/97     13105.0        14137.0        11491.0


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-Year Period Ended March 31, 1997)

   [Graphic Omitted]

          MFS           Lehman         Consumer
        Municipal      Brothers         Price
         Income        Municipal        Index -
     Fund - Class B   Bond Index         U.S.
     --------------   ----------       --------
3/87     10000.0        10000.0        10000.0
3/89     10841.0        10989.0        10904.0
3/91     12426.0        13270.0        12036.0
3/93     15165.0        16424.0        12803.0
3/95     16256.0        18053.0        13498.0
3/97     17803.0        20634.0        14272.0

AVERAGE ANNUAL TOTAL RETURNS
                                                                           1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Income Fund (Class A)
  including 4.75% sales charge                                             -0.67%         +4.08%         +5.21%         +5.76%
--------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Income Fund (Class A) at net asset value                     +4.28%         +5.80%         +6.24%         +6.28%
--------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Income Fund (Class B) with CDSC                              -0.50%         +3.96%         +5.23%         +5.94%
--------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Income Fund (Class B) at net asset value                     +3.44%         +4.87%         +5.56%         +5.94%
--------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Income Fund (Class C) with CDSC                              +2.63%         +4.98%         +5.60%         +5.96%
--------------------------------------------------------------------------------------------------------------------------------
MFS Municipal Income Fund (Class C) at net asset value                     +3.62%         +4.98%         +5.60%         +5.96%
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                                      +5.43%         +7.08%         +7.17%         +7.15%
--------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index*+                                                     +2.91%         +2.83%         +2.82%         +3.62%
--------------------------------------------------------------------------------------------------------------------------------

*The Consumer Price Index is measured by the U.S. Bureau of Labor Statistics and measures the cost of living (inflation).
+Source: CDA/Wiesenberger.

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class B share results reflect the applicable contingent deferred sales charge
(CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase.

Class A and Class C share results include the performance and operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class B shares for periods prior to the commencement of offering of Class A and Class C shares. Because operating expenses attributable to Class A shares are lower than those of Class B shares, Class A share performance generally would have been higher than Class B share performance. Operating expenses attributable to Class C shares are not significantly different from those of Class B shares. These results represent the percentage change in net asset value. Returns would have been lower had sales charges been reflected.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

PORTFOLIO OF INVESTMENTS - MARCH 31, 1997

Municipal Bonds - 98.3%

----------------------------------------------------------------------------------------------
                                                            Principal Amount
Issuer                                                         (000 Omitted)             Value
----------------------------------------------------------------------------------------------
General Obligation  - 8.0%
  Commonwealth of Massachusetts, 7s, 2007                            $   725     $     790,286
  Crowley, TX, Independent School District, Capital
    Appreciation, FGIC, 0s, 2015                                       3,690         1,248,548
  Escondido, CA, Unified High School District, Capital
    Appreciation, MBIA, 0s, 2018                                       2,000           556,000
  Escondido, CA, Unified High School District, Capital
    Appreciation, MBIA, 0s, 2020                                       2,000           488,080
  Harris County, TX, Certificates of Obligation
    (Astrodome Improvements Project), 8.1s, 2008                       1,385         1,483,654
  Lewisville, TX, Independent School District, 0s, 2019                2,500           644,650
  New Orleans, LA, AMBAC, 0s, 2015                                     5,800         1,970,434
  New York, NY, 8.2s, 2003                                             4,145         4,676,638
  New York, NY, 7.5s, 2008                                             1,350         1,485,918
  Northwest Texas Independent School District, 0s, 2011                3,000         1,310,160
  Rio, CA, School District, Certificates of
    Participation, FSA, 0s, 2028                                       1,140           675,803
  State of Texas, 7.625s, 2018                                        14,405        15,440,287
  State of Wisconsin, 7.6s, 2020                                         980         1,016,495
                                                                                 -------------
                                                                                 $  31,786,953
----------------------------------------------------------------------------------------------
State and Local Appropriation  - 2.3%
  New York Dormitory Authority Rev. (City University),
    7.5s, 2010                                                       $ 2,500     $   2,883,150
  New York Medical Care Facilities Finance Agency
    (Mental Health Services), 7.875s, 2008                               410           451,939
  New York Medical Care Facilities Finance Agency
    (Mental Health Services), 7.75s, 2020                                680           735,032
  New York Medical Care Facilities Finance Agency
    (Mental Health Services), 7.875s, 2020                             1,860         2,032,701
  New York Medical Care Facilities Finance Agency
    (Mental Health Services), 7.5s, 2021                                 540           590,409
  Philadelphia, PA, Regional Port Authority Lease
    Rev., MBIA, 8.58s, 2020                                            2,500         2,537,050
                                                                                 -------------
                                                                                 $   9,230,281
----------------------------------------------------------------------------------------------
Refunded and Special Obligation - 24.2%
  Adams County, CO, Single Family Mortgage Rev.,
    8.875s, 2011                                                     $ 2,510     $   3,236,269
  Chapel Hill, NC, Parking Facilities Rev. (Rosemary
    Street Project), 8.125s, 2013                                        915         1,033,630
  Chapel Hill, NC, Parking Facilities Rev. (Rosemary
    Street Project), 8.25s, 2023                                       1,000         1,133,810
  Colorado Health and Retirement Facilities, 0s, 2020                  2,150           436,149
  Colquitt County, GA, Development Authority Rev., "A", 0s, 2021       2,815           525,842
  Colquitt County, GA, Development Authority Rev., "C", 0s, 2021       5,725         1,069,430
  Commonwealth of Massachusetts, 7s, 2007                              1,865         2,052,694
  Commonwealth of Massachusetts, 7.5s, 2007                            1,990         2,213,776
  Commonwealth of Massachusetts, 7.5s, 2007                            2,010         2,236,025
  Fredericksburg, VA, Industrial Development
    Authority, Hospital Facilities Rev., FGIC, INFLOS,
    9.24s, 2023*                                                       1,500         1,745,640
  Illinois Education and Facilities Authority, 8.75s, 2015                60            61,501
  Massachusetts Health & Education Facilities
    Authority (Suffolk University), 8s, 2010                           1,000         1,108,470
  Massachusetts Industrial Finance Agency, Tunnel Rev.
    (Mass. Turnpike), 9s, 2020                                         2,840         3,269,635
  Massachusetts Water Resources Authority, 7.625s, 2014                3,200         3,520,896
  New York Local Government Assistance Corp., 7.25s, 2018              2,750         3,045,158
  New York Medical Care Facilities Finance Agency,
    7.75s, 2020                                                        1,375         1,512,926
  New York Medical Care Facilities Finance Agency,
    7.5s, 2021                                                         1,460         1,625,637
  New York Medical Care Facilities Finance Agency
    (Mental Health Services), 7.875s, 2008                             1,005         1,122,726
  New York Medical Care Facilities Finance Agency
    (Mental Health Services), 7.875s, 2020                             4,265         4,764,602
  New York Urban Development Corp., 7.5s, 2011                         2,500         2,790,850
  New York Urban Development Corp., 7.75s, 2014                        5,000         5,485,350
  New York Urban Development Corp. (Correctional
    Facilities), 7.3s, 2008                                            2,340         2,619,513
  New York, NY, 8.2s, 2003                                               855           985,097
  New York, NY, 8.25s, 2010                                            4,140         4,778,429
  New York, NY, 8s, 2018                                               2,970         3,378,880
  Pennsylvania Industrial Development Authority Rev.,
    7s, 2011                                                           7,000         7,690,270
  Philadelphia, PA, Municipal Authority Rev., 7s, 2004                 2,000         2,214,000
  Richmond County, GA, Development Authority Rev., 0s, 2021            9,000         1,681,200
  Richmond County, GA, Development Authority Rev., 0s, 2021            8,185         1,528,958
  Savannah, GA, Economic Development Authority, 0s, 2021               6,125         1,144,150
  Texas Turnpike Authority (Houston Ship Channel
    Bridge), 12.625s, 2020                                             3,000         4,084,590
  Washington County, PA, AMBAC, 7.45s, 2018                            1,200         1,328,652
  Washington Public Power Supply System
    (Nuclear Project #1), 14.375s, 2001                                1,000         1,219,630
  Washington Public Power Supply System
    (Nuclear Project #1), 7.25s, 2015                                  3,350         3,627,983
  Washington Public Power Supply System
    (Nuclear Project #2), 7.375s, 2012                                 5,355         5,876,363
  Washington Public Power Supply System
    (Nuclear Project #3), 7s, 2011                                     4,050         4,399,110
  Washington Public Power Supply System
    (Nuclear Project #3), 7.25s, 2015                                  5,000         5,414,900
                                                                                 -------------
                                                                                 $  95,962,741
----------------------------------------------------------------------------------------------
Airport and Port Revenue  - 14.4%
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (American Airlines), 7.875s, 2025                $ 3,500     $   3,713,745
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.4s, 2018                      1,960         2,110,861
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.85s, 2018                     2,840         3,169,781
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), "84-B", 8.85s,
    2018                                                               6,300         7,031,556
  Cleveland, OH, Airport Special Facilities Rev.
    (Continental Airlines), 9s, 2019                                   4,300         4,649,332
  Connecticut Airport Rev. (Bradley International
    Airport), FGIC, 7.65s, 2012                                        1,000         1,137,970
  Dallas-Fort Worth, TX, International Airport
    (American Airlines), 7.5s, 2025                                    5,000         5,307,200
  Denver, CO, City & County Airport Rev., 8.75s, 2023                  4,750         5,545,483
  Hawaii Airport Systems Rev., FGIC, 7.5s, 2020                        5,350         5,816,360
  Hillsborough County, FL, Aviation Authority Rev.
    (USAir), 8.6s, 2022                                                2,000         2,208,360
  Kenton County, KY, Airport Board Special Facilities
    (Delta Airlines), 7.5s, 2020                                       1,000         1,066,660
  Lake Charles, LA, Harbor & Terminal District Port
    (Occidental Petroleum), 7.2s, 2020                                 1,000         1,077,090
  St. Augustine, FL, Airport Authority (Grumman Repair
    Facility), 11s, 2004                                                 500           517,045
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.375s, 2020                                           10,000        10,565,200
  Virginia Port Authority, 8.2s, 2008                                  3,000         3,184,020
                                                                                 -------------
                                                                                 $  57,100,663
----------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue  - 13.4%
  Austin, TX, Utility Systems Rev., AMBAC, 0s, 2010                  $ 7,500     $   3,461,100
  Austin, TX, Utility Systems Rev., AMBAC, 6.75s,
    2011**                                                             3,325         3,649,753
  Chicago, IL, Gas Supply Rev. (People's Gas), 8.1s,
    2020                                                               2,000         2,189,820
  Georgia Municipal Electric Power Authority Rev.,
    6.375s, 2016                                                       2,000         2,160,700
  Georgia Municipal Electric Power Authority Rev.,
    MBIA-IBC, 6.5s, 2020                                               7,350         8,084,192
  Intermountain Power Agency, Power Supply Rev., MBIA,
    6s, 2016                                                           4,000         4,043,480
  Midland, MI, Environmental Development Authority,
    Pollution Control Rev. (Midland Cogeneration),
    9.5s, 2009                                                         2,000         2,173,060
  Montana Board of Investment Resources Recovery Rev.
    (Yellowstone Energy), 7s, 2019                                       100            95,894
  North Carolina Eastern Municipal Power Agency, MBIA-
    IBC, 7s, 2007                                                      3,250         3,685,695
  Pittsylvania County, VA, Industrial Development
    Authority Rev., 7.5s, 2014                                         6,000         6,236,400
  Southern Minnesota Municipal Power Agency, MBIA,
    0s, 2019                                                          15,500         4,302,955
  Southern Minnesota Municipal Power Agency, MBIA,
    0s, 2020                                                          13,500         3,532,950
  Southern Minnesota Municipal Power Agency, MBIA,
    0s, 2021                                                          10,660         2,629,822
  Southern Minnesota Municipal Power Agency, MBIA,
    0s, 2025                                                           6,400         1,229,888
  Tampa, FL, Utility Tax, Capital Appreciation, AMBAC,
    0s, 2017                                                           2,110           644,394
  Texas Municipal Power Agency Rev., AMBAC, 0s, 2011                   5,930         2,626,990
  Washington Public Power Supply System, BIGI, 0s,
    2013                                                               4,000         1,492,600
  Washington Public Power Supply System, BIGI, 0s,
    2014                                                               3,350         1,166,638
                                                                                 -------------
                                                                                 $  53,406,331
----------------------------------------------------------------------------------------------
Health Care Revenue  - 4.2%
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 10.5s, 2018                        $ 1,870     $   1,496,000
  Bell County, TX, Health Facilities Development Corp.
    (Kings Daughters Hospital), 9.25s, 2008                            1,575         1,708,544
  Gadsden County, FL, Industrial Development Authority
    (RHA/FLA Properties), 10.45s, 2018                                 1,925         1,987,948
  Louisiana Public Facilities Authority (Southwest
    Medical Center), 11s, 2006                                         1,473           500,097
  Massachusetts Health & Education Facilities Authority
    (New England Deaconess Hospital), 6.875s, 2022                     4,140         4,377,636
  Montgomery County, PA, Industrial Development
    Authority, Health Facilities Rev., 8.5s, 2023                        300           303,768
  Philadelphia, PA, Industrial Development Authority,
    10.25s, 2018                                                       1,920         1,975,546
  Philadelphia, PA, Industrial Development Authority,
    10.25s, 2018                                                       1,465         1,497,201
  Tennessee State Veterans Home Board Rev. (Humboldt
    Project), 6.75s, 2021                                              1,000         1,033,900
  Torrance, CA, Hospital Rev., 6.875s, 2015                            1,740         1,819,657
                                                                                 -------------
                                                                                 $  16,700,297
----------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee)  - 4.3%
  Burns Habor, IN, Solid Waste Disposal Facilities
    Rev. (Bethlehem Steel), 8s, 2024                                 $ 3,000     $   3,193,260
  Dayton, OH, Special Facilities Rev. (Emery Air
    Freight), 12.5s, 2009                                              1,000         1,116,440
  East Chicago, IN, Exempt Facilities Rev. (Inland
    Steel Co.), 6.7s, 2012                                             2,070         2,054,786
  Erie County, PA (International Paper), 7.875s, 2016                  1,200         1,293,780
  Farmington, NM, Pollution Control Rev. (Public
    Service Co. of NM), 6.375s, 2022                                   2,500         2,498,925
  Northampton County, PA, Industrial Development
    Authority (Bethlehem Steel), 7.55s, 2017                           1,200         1,257,456
  Port of New Orleans, LA (Avondale Industries), 8.5s,
    2014                                                               2,000         2,296,240
  Port of New Orleans, LA (Continental Grain Co.),
    7.5s, 2013                                                         1,000         1,069,950
  West Side Calhoun County, TX, Navigation District
    (Union Carbide), 8.2s, 2021                                        2,000         2,190,180
                                                                                 -------------
                                                                                 $  16,971,017
----------------------------------------------------------------------------------------------
Insured Health Care Revenue  - 3.1%
  Clermont County, OH, Hospital Facilities Rev. (Mercy
    Health Systems), AMBAC, MURICs, 9.443s, 2021*                    $ 1,500     $   1,685,700
  Henrico County, VA, Industrial Development Authority
    Rev., FSA, RIBs, 8.005s, 2027*                                     5,000         4,969,450
  Jefferson County, KY, Hospital Rev. (Alliant Health
    System), MBIA, INFLOS, 9.039s, 2014*                               1,500         1,593,165
  Mississippi Hospital Equipment & Facilities
    Authority Rev. (Rush Medical Foundation), Connie
    Lee, 6.7s, 2018                                                    1,000         1,046,010
  Rio Grande Valley, TX, Health Facilities Development
    Corp., MBIA, 8.1074s, 2015++                                       2,800         2,881,844
                                                                                 -------------
                                                                                 $  12,176,169
----------------------------------------------------------------------------------------------
Multi-Family Housing Revenue  - 4.1%
  Colorado Housing Finance Authority, FHA, 8.3s, 2023                $ 2,750      $  2,874,383
  Maryland Community Development Administration,
    8.5s, 2028                                                         3,000         3,063,180
  Pennsylvania Housing Finance Agency, 7.6s, 2013                      1,000         1,064,430
  Texas State Department of Housing & Community
    Affairs, 10s, 2026                                                 2,325         2,316,281
  Vermont Housing Finance Agency, 8.375s, 2020                         2,685         2,772,209
  Wisconsin Housing & Economic Development Authority,
    7.2s, 2013                                                         4,000         4,156,720
                                                                                 -------------
                                                                                 $  16,247,203
----------------------------------------------------------------------------------------------
Single-Family Housing Revenue  - 7.6%
  Berkeley, Brookes, & Fayette Counties, WV, Single
    Family Mortgage Rev., MBIA, 0s, 2016                             $14,000     $   1,713,180
  Chicago, IL, Residential Mortgage Rev., MBIA, 0s,
    2009                                                               3,275         1,377,989
  Cook County, IL, Single Family Housing Rev., 0s,
    2015                                                               7,220           971,740
  De Kalb, IL, Single Family Mortgage Rev., 7.45s,
    2009                                                                 225           236,826
  Delaware Housing Authority Rev., 9.125s, 2018                          740           755,851
  Harris County, TX, Housing Finance Corp., 9.625s,
    2003                                                                 205           205,875
  Harris County, TX, Housing Finance Corp., 9.875s,
    2014                                                                 360           361,534
  Kentucky Housing Corp., 7.45s, 2023                                  5,005         5,131,977
  Minnesota Housing Finance Agency, 9s, 2018                           4,655         4,745,447
  Mississippi Home Corp., Single Family Rev., 7.1s,
    2023                                                                 675           705,301
  New Hampshire Housing Finance Authority, 7.2s, 2010                  6,250         6,524,750
  New Hampshire Housing Finance Authority, 8.625s, 2013                  720           741,967
  Utah Housing Finance Agency, 8.625s, 2019                            1,035         1,076,700
  Utah Housing Finance Agency, 9.125s, 2019                               90            93,443
  Utah Housing Finance Agency, 9.25s, 2019                                55            57,236
  West Virginia Housing Development Fund, 7.85s, 2014                  5,185         5,319,188
                                                                                 -------------
                                                                                 $  30,019,004
----------------------------------------------------------------------------------------------
Solid Waste Revenue  - 0.9%
  Charleston County, SC, Resource Recovery Rev.
    (Foster Wheeler), 9.25s, 2010                                    $ 3,200     $   3,385,856
----------------------------------------------------------------------------------------------
Student Loan Revenue  - 1.5%
  Pennsylvania State Higher Educational Assistance
    Agency, AMBAC, RIBS, 9.863s, 2026                                $ 5,500     $   6,107,090
----------------------------------------------------------------------------------------------
Transportation  - 4.6%
  Foothill/Eastern Transportation Corridor Agency, CA,
    0s, 2012                                                         $ 5,000     $   3,226,850
  Foothill/Eastern Transportation Corridor Agency, CA,
    0s, 2013                                                           5,000         3,251,500
  Foothill/Eastern Transportation Corridor Agency, CA,
    0s, 2029                                                          20,080         2,522,851
  New Jersey Turnpike Authority Rev., MBIA, 6.5s, 2016                 1,450         1,587,576
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2004                                   3,000         1,953,930
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2005                                   1,800         1,100,322
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2009                                   6,750         3,048,368
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2014                                   5,000         1,704,150
                                                                                 -------------
                                                                                 $  18,395,547
----------------------------------------------------------------------------------------------
Universities  - 0.8%
  Islip, NY, Community Development Agency Rev. (New
    York Institute of Technology), 7.5s, 2026                        $ 2,000     $   2,044,160
  St. Joseph County, IN, Educational Facilities Rev.
    (University of Notre Dame), 6.5s, 2026                             1,000         1,090,530
                                                                                 -------------
                                                                                 $   3,134,690
----------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue  - 3.0%
  Massachusetts Water Resources Authority, 6.5s, 2019                $ 7,495     $   8,048,431
  Salt Lake County, UT, Water Conservancy District
    Rev., AMBAC, 0s, 2008                                              2,100         1,110,396
  Salt Lake County, UT, Water Conservancy District
    Rev., AMBAC, 0s, 2009                                              3,800         1,873,514
  Westmoreland County, PA, Municipal Authority, FGIC,
    0s, 2022                                                           5,000         1,101,600
                                                                                 -------------
                                                                                 $  12,133,941
----------------------------------------------------------------------------------------------

Other  - 1.9%
  Dade County, FL, Special Obligation, 0s, 2032                      $ 6,000     $     629,880
  Illinois State Dedicated Tax (Civic Center), AMBAC,
    0s, 2016                                                           5,000         1,524,400
  Martha's Vineyard, MA, Land Bank (Land Acquisition),
    8.125s, 2011                                                       1,800         1,845,090
  Massachusetts Health & Education Facilities
    Authority (Learning Center for the Deaf), 9.25s,
    2014                                                               1,000         1,064,812
  Metropolitan Pier & Exposition Authority, IL,
    Capital Appreciation, MBIA, 0s, 2016                               8,400         2,634,492
                                                                                 -------------
                                                                                 $   7,698,674
----------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $362,977,849)                            $ 390,456,457
----------------------------------------------------------------------------------------------
Floating Rate Demand Notes  - 1.1%
----------------------------------------------------------------------------------------------
  East Baton Rouge, LA, Pollution Control Rev.
    (Exxon), due 3/1/22                                              $   800     $     800,000
  Harris County, TX, Health Facilities Development
    Corp. (Methodist Hospital), due 12/1/25                            2,000         2,000,000
  Jackson County, MS, Pollution Control Rev.
    (Chevron), due 6/1/23                                              1,000         1,000,000
  New York, NY, Municipal Water Finance Authority,
    due 6/15/23                                                          300           300,000
  New York, NY, Municipal Water Finance Authority,
    due 6/15/24                                                           50            50,000
  Perry County, GA, Pollution Control Rev. (Leaf River
    Forest), due 3/1/02                                                  200           200,000
  Uinta County, WY, Pollution Control Rev. (Chevron),
    due 8/15/20                                                          100           100,000
----------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Cost                                        $   4,450,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $367,427,849)                                $ 394,906,457
Other Assets, Less Liabilities  - 0.6%                                               2,429,459
----------------------------------------------------------------------------------------------
Net Assets  - 100%                                                               $ 397,335,916
----------------------------------------------------------------------------------------------
++Indexed security.
 *Inverse floating rate security.
**When-issued security. At March 31, 1997, the Fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

See notes to financial statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------
March 31, 1997
---------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $367,427,849)                       $394,906,457
  Cash                                                                              34,836
  Receivable for Fund shares sold                                                  182,986
  Receivable for investments sold                                                  948,548
  Interest receivable                                                            6,826,937
  Other assets                                                                       5,031
                                                                              ------------
    Total assets                                                              $402,904,795
                                                                              ------------
Liabilities:
  Distributions payable                                                       $    780,031
  Payable for Fund Shares reacquired                                             1,045,839
  Payable for when-issued investments purchased                                  3,488,125
  Payable to affiliates -
    Management fee                                                                  32,903
    Shareholder servicing agent fee                                                  5,679
    Distribution fee                                                                31,170
  Accrued expenses and other liabilities                                           185,132
                                                                              ------------
      Total liabilities                                                       $  5,568,879
                                                                              ------------
Net assets                                                                    $397,335,916
                                                                              ============
Net assets consist of:
  Paid-in capital                                                             $384,287,071
  Unrealized appreciation on investments                                        27,478,608
  Accumulated net realized loss on investments                                 (14,583,208)
  Accumulated undistributed net investment income                                  153,445
                                                                              ------------
      Total                                                                   $397,335,916
                                                                              ============
Shares of beneficial interest outstanding                                      46,698,290
                                                                               ==========
Class A shares:
  Net asset value per share
    (net assets of $152,039,035 / 17,881,552 shares of beneficial
    interest outstanding)                                                         $8.50
                                                                                  =====
  Offering price per share (100 / 95.25)                                          $8.92
                                                                                  =====
Class B shares:
  Net asset value and offering price per share
    (net assets of $226,137,649 / 26,567,509 shares of beneficial
    interest outstanding)                                                         $8.51
                                                                                  =====
Class C shares:
  Net asset value and offering price per share
    (net assets of $19,159,232 / 2,249,229 shares of beneficial interest
    outstanding)                                                                  $8.52
                                                                                  =====
On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A,
Class B, and Class C shares.


See notes to financial statements

Statement of Operations
------------------------------------------------------------------------------------------
Year Ended March 31, 1997
------------------------------------------------------------------------------------------
Net investment income:
  Interest income                                                             $ 29,774,688
                                                                              ------------
  Expenses -
    Management fee                                                            $  3,180,446
    Trustees' compensation                                                          47,141
    Shareholder servicing agent fee (Common)                                       131,078
    Shareholder servicing agent fee (Class A)                                      148,400
    Shareholder servicing agent fee (Class B)                                      462,174
    Shareholder servicing agent fee (Class C)                                       18,246
    Distribution and service fee (Class A)                                         337,983
    Distribution and service fee (Class B)                                       2,700,976
    Distribution and service fee (Class C)                                         167,150
    Administrative fee                                                               4,646
    Custodian fee                                                                  197,944
    Postage                                                                         46,985
    Auditing fees                                                                   33,458
    Printing                                                                        21,225
    Legal fees                                                                       5,945
    Miscellaneous                                                                  313,603
                                                                              ------------
      Total expenses                                                          $  7,817,400
    Fees paid indirectly                                                           (31,139)
                                                                              ------------
      Net expenses                                                            $  7,786,261
                                                                              ------------
        Net investment income                                                 $ 21,988,427
                                                                              ------------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                   $ (4,185,956)
    Futures contracts                                                              619,956
                                                                              ------------
      Net realized loss on investments                                        $ (3,566,000)
                                                                              ------------
  Change in unrealized appreciation (depreciation) -
    Investments                                                               $ (2,534,741)
    Futures contracts                                                              129,375
                                                                              ------------
      Net unrealized loss on investments                                      $ (2,405,366)
                                                                              ------------
        Net realized and unrealized loss on investments                       $ (5,971,366)
                                                                              ------------
          Increase in net assets from operations                              $ 16,017,061
                                                                              ============

See notes to financial statements

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------
Year Ended March 31,                                                     1997               1996
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                         $  21,988,427      $  23,512,793
  Net realized gain (loss) on investments and futures
    transactions                                                   (3,566,000)           196,458
  Net unrealized gain (loss) on investments and futures
    transactions                                                   (2,405,366)         2,512,218
                                                                -------------      -------------
    Increase in net assets from operations                      $  16,017,061      $  26,221,469
                                                                -------------      -------------
Distributions declared to shareholders -
  From net investment income (Class A)                          $  (7,739,363)     $  (5,156,665)
  From net investment income (Class B)                            (13,259,117)       (17,735,118)
  From net investment income (Class C)                               (829,094)          (621,010)
  In excess of net investment income (Class A)                         --                 (3,546)
  In excess of net investment income (Class B)                         --                (12,197)
  In excess of net investment income (Class C)                         --                   (427)
                                                                -------------      -------------
    Total distributions declared to shareholders                $ (21,827,574)     $ (23,528,963)
                                                                -------------      -------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                              $ 116,212,889      $ 192,708,458
  Net asset value of shares issued in connection with the
    acquisition of Advantage Fund                                      --             28,956,459
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                  11,859,004         12,674,803
  Cost of shares reacquired                                      (170,221,627)      (240,907,535)
                                                                -------------      -------------
    Decrease in net assets from Fund share transactions         $ (42,149,734)     $  (6,567,815)
                                                                -------------      -------------
      Total decrease in net assets                              $ (47,960,247)     $  (3,875,309)
Net assets:
  At beginning of period                                          445,296,163        449,171,472
                                                                -------------      -------------
  At end of period (including accumulated undistributed
   (distributions in excess of) net investment income of
   $153,445 and $(242,580), respectively)                       $ 397,335,916       $445,296,163
                                                                =============       ============


See notes to financial statements

Financial Highlights
----------------------------------------------------------------------------------------------------------------------------------
                                   Year Ended March 31,                                                                 Year Ended
                                   ----------------------------------------------------------------------             November 30,
                                         1997          1996                   1995                1994+++                1993**
----------------------------------------------------------------------------------------------------------------------------------
                                      Class A
----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of
  period                               $ 8.62         $ 8.56                 $ 8.56                $ 8.99              $ 9.15
                                       ------         ------                 ------                ------              ------
Income from investment operations# -
  Net investment income(S)             $ 0.49         $ 0.51                 $ 0.50                $ 0.15              $ 0.12
  Net realized and unrealized
    gain (loss) on investments          (0.12)          0.05                   0.02                 (0.51)              (0.16)
                                       ------         ------                 ------                ------              ------
      Total from investment
        operations                     $ 0.37         $ 0.56                 $ 0.52                $(0.36)             $(0.04)
                                       ------         ------                 ------                ------              ------
Less distributions declared to shareholders -
  From net investment income           $(0.49)        $(0.50)(++)            $(0.52)               $(0.02)             $(0.11)
  From net realized gain on
    investments                          --             --                     --                   (0.01)               --
  In excess of net realized
    gain on investments                  --             --                     --  ++               (0.04)              (0.01)
                                       ------         ------                 ------                ------              ------
      Total distributions
        declared to
        shareholders                   $(0.49)        $(0.50)                $(0.52)               $(0.07)             $(0.12)
                                       ------         ------                 ------                ------              ------
Net asset value - end of period        $ 8.50         $ 8.62                 $ 8.56                $ 8.56              $ 8.99
                                       ======         ======                 ======                ======              ======
Total return(+)                         4.28%          6.81%                  6.33%               (7.90)%+            (1.80)%+
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                            1.31%          1.28%                  1.13%                 1.07%+              0.76%+
  Net investment income                 5.75%          5.75%                  6.20%                 5.31%+              4.94%+
Portfolio turnover                        30%            23%                    25%                    9%                 30%
Net assets at end of period
  (000 omitted)                      $152,039       $121,903                $25,270                $5,595                $461

  **For the period from the commencement of offering Class A shares, September 7, 1993, to
    November 30, 1993.
   +Annualized.
  ++Distributions in excess of net realized gains were less than $0.01 per share for Class A shares for the year ended March 31, 1995.
 +++For the four-month period ended March 31, 1994.
   #Per share data for the periods subsequent to November 30, 1993, based on average shares outstanding.
  ##For fiscal periods ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++)Includes distributions in excess of net investment income of $0.0003 per share for Class
    A shares for the year ended March 31, 1996.
 (S)The distributor did not impose the Class A distribution fee of 0.10% per annum for the year ended March 31, 1996. If this fee had been incurred by the Fund, the ratios of expenses to average net assets and net investment income to average net assets would have been 1.38% and 5.66%, respectively.

See notes to financial statements

FINANCIAL STATEMENTS - continued
Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year Ended
                              Year Ended March 31,                                                   November 30,
                              -------------------------------------------------------------------   -------------------------------
                                    1997           1996                1995          1994+++              1993             1992
----------------------------------------------------------------------------------------------------------------------------------
                                 Class B
----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):

Net asset value -
  beginning of period             $ 8.63         $ 8.57              $ 8.56           $ 8.99            $ 8.73           $ 8.50
                                  ------         ------              ------           ------            ------           ------
Income from investment operations# -
  Net investment income           $ 0.43         $ 0.43              $ 0.44           $ 0.14            $ 0.42           $ 0.47
  Net realized and unrealized
    gain (loss) on investments     (0.13)          0.06                --              (0.51)             0.42             0.26
                                  ------         ------              ------           ------            ------           ------
      Total from investment
        operations                $ 0.30         $ 0.49              $ 0.44           $(0.37)           $ 0.84           $ 0.73
                                  ------         ------              ------           ------            ------           ------
Less distributions declared to
  shareholders -
  From net investment
    income                        $(0.42)        $(0.43)(++)         $(0.43)          $(0.01)           $(0.45)          $(0.48)
  From net realized gain
    on investments                  --             --                  --              (0.01)            (0.10)            --
  In excess of net
    investment income               --             --                  --               --               (0.03)            --
  In excess of net
    realized gain on
    investments                     --             --                  --              (0.04)             --               --
  From paid-in-capital              --             --                  --               --                --              (0.02)
                                  ------         ------              ------           ------            ------           ------
      Total distributions
        declared to
        shareholders              $(0.42)        $(0.43)             $(0.43)          $(0.06)           $(0.58)          $(0.50)
                                  ------         ------              ------           ------            ------           ------
Net asset value - end of
  period                          $ 8.51         $ 8.63              $ 8.57           $ 8.56            $ 8.99           $ 8.73
                                  ======         ======              ======           ======            ======           ======
Total return                       3.44%          5.87%               5.32%          (8.97)%+            9.95%            8.82%
Ratios (to average net assets)/Supplemental data:
  Expenses##                       2.11%          2.13%               2.16%            2.24%+            2.11%            2.03%
  Net investment income            4.95%          4.90%               5.15%            4.74%+            4.92%            5.50%
Portfolio turnover                   30%            23%                 25%               9%               30%              52%
Net assets at end of
  period (000 omitted)          $226,138       $306,889            $412,965         $479,478          $518,179         $449,949

   +Annualized.
 +++For the four-month period ended March 31, 1994.
   #Per share data for the periods subsequent to November 30, 1993, are based on average shares outstanding.
  ##For fiscal periods ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++)Includes distributions in excess of net investment income of $0.0003 per share for Class
    B shares for the year ended March 31, 1996.

See notes to financial statements

FINANCIAL STATEMENTS - continued
Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------
                                          Year Ended November 30,
                                          ---------------------------------------------------------------------------
                                                1991           1990           1989           1988           1987*
---------------------------------------------------------------------------------------------------------------------
                                             Class B
---------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period         $ 8.25         $ 8.41         $ 8.11         $ 7.67         $ 8.47
                                              ------         ------         ------         ------         ------
Income from investment operations -
  Net investment income                       $ 0.49         $ 0.49         $ 0.51         $ 0.50         $ 0.38
  Net realized and unrealized gain
    (loss) on investments                       0.25          (0.15)          0.30           0.43          (0.83)
                                              ------         ------         ------         ------         ------
      Total from investment operations        $ 0.74         $ 0.34         $ 0.81         $ 0.93         $(0.45)
                                              ------         ------         ------         ------         ------
Less distributions declared to shareholders
  from net investment income                  $(0.49)        $(0.50)        $(0.51)        $(0.49)        $(0.35)
                                              ------         ------         ------         ------         ------
  Net asset value - end of period             $ 8.50         $ 8.25         $ 8.41         $ 8.11         $ 7.67
                                              ======         ======         ======         ======         ======
    Total return                               9.21%          4.18%         10.24%         12.53%        (5.79)%+
Ratios (to average net assets)/Supplemental data:
  Expenses                                     2.04%          2.05%          2.07%          2.09%          2.03%+
  Net investment income                        5.82%          5.99%          6.09%          6.38%          6.00%+
Portfolio turnover                               73%            91%           127%           171%           138%
Net assets at end of period
 (000 omitted)                              $409,084       $379,239       $343,887       $244,825       $183,935

*For the period from the commencement of investment operations, December 29,
 1986, to November 30, 1987.
+Annualized.

See notes to financial statements

FINANCIAL STATEMENTS - continued
Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------
                                                Year Ended March 31,
                                                -------------------------------------------------------------------
                                                      1997         1996                   1995         1994**
-------------------------------------------------------------------------------------------------------------------
                                                   Class C
-------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $ 8.64        $ 8.57                $ 8.56          $ 9.07
                                                    ------        ------                ------          ------
Income from investment operations# -
  Net investment income                             $ 0.43        $ 0.43                $ 0.44          $ 0.09
  Net realized and unrealized gain (loss) on
    investments                                      (0.12)         0.07                  0.01           (0.59)
                                                    ------        ------                ------          ------
      Total from investment operations              $ 0.31        $ 0.50                $ 0.45          $(0.50)
                                                    ------        ------                ------          ------
Less distributions declared to shareholders from
   net investment income                            $(0.43)       $(0.43)(++)           $(0.44)         $(0.01)
                                                    ------        ------                ------          ------
  Net asset value - end of period                   $ 8.52        $ 8.64                $ 8.57          $ 8.56
                                                    ======        ======                ======          ======
    Total return                                     3.62%         5.94%                 5.39%        (19.42)%+
Ratios (to average net assets)/Supplemental data:
  Expenses##                                         2.06%         2.05%                 2.09%           2.18%+
  Net investment income                              5.00%         4.95%                 5.23%           4.62%+
Portfolio turnover                                     30%           23%                   25%              9%
Net assets at end of period (000 omitted)          $19,159       $16,504               $10,936          $6,393

  **For the period from the commencement of offering of Class C shares, January 3, 1994, to
    March 31, 1994.
   +Annualized.
   #Per share data for the periods subsequent to November 30, 1993, are based on average shares outstanding.
  ##For the fiscal periods ending after September 1, 1995, the Fund's expenses are calculated without reductions for fees paid indirectly.
(++)Includes distributions in excess of net investment income of $0.0003 per share for Class C shares for the year ended March 31, 1996.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Municipal Income Fund (the Fund) is a diversified series of MFS Municipal Series Trust (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts, listed on commodities exchanges are valued at closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex- interest date in an amount equal to the value of the security on such date. The Fund uses the effective interest method for reporting interest income on payments-in-kind
(PIK) bonds, whereby interest income on PIK bonds is recorded ratably by the Fund at a constant yield to maturity. Legal fees and other related expenses incurred to preserve and protect the value of a security owed are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as an addition to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are reported as operating expenses.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended March 31, 1997, $235,172 was reclassified from accumulated distributions in excess of net investment income to accumulated net realized loss on investments, due to differences between book and tax accounting. This change had no effect on the net assets or net asset value per share.

At March 31, 1997, the Fund, for federal income tax purposes, had capital loss carryforward of $11,911,166, which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration on March 31, 2002 ($1,415,952), March 31, 2003 ($6,517,530), March
31, 2004 ($2,228,612) and March 31, 2005 ($1,749,072).

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B, and Class C shares. The three classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.30% of the Fund's average daily net assets and 6.43% of investment income.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Trust from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $11,490 for the year ended March 31, 1997.

Administrator - Effective March 1, 1997, the Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, compliance, shareholder communications, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $20,133 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 1997.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $74,623 for the year ended March 31, 1997. Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine. Fees incurred under the distribution plan during the year ended March 31, 1997, were 0.25% of the Fund's average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $89,938 and $11,658 for Class B and Class C shares, respectively, for the year ended March 31, 1997. Fees incurred under the distribution plan during the year ended March 31, 1997, were 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended March 31, 1997, were $0, $492,585, and $5,259, on Class A, Class B and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, aggregated $124,039,466 and $168,981,038, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $367,423,057
                                                                 ============

Gross unrealized appreciation                                    $ 29,370,120
Gross unrealized depreciation                                      (1,886,720)
                                                                 ------------

    Net unrealized appreciation                                  $ 27,483,400
                                                                 ============
(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                                  Year Ended March 31, 1997            Year Ended March 31, 1996
                                  ---------------------------------    ----------------------------------
                                          Shares             Amount            Shares              Amount
-------------------------------------------------------------------    ----------------------------------
Shares sold                           10,598,452       $ 91,183,934        17,027,633       $ 148,288,168
Shares issued to shareholders
 in reinvestment of distributions        421,941          3,631,704           261,154           2,281,429
Shares reacquired                     (7,272,704)       (62,547,556)       (6,107,403)        (53,310,814)
                                      ----------       ------------        ----------       -------------
    Net increase                       3,747,689       $ 32,268,082        11,181,384       $  97,258,783
                                      ==========       ============        ==========       =============

Class B Shares
                                  Year Ended March 31, 1997            Year Ended March 31, 1996
                                  ---------------------------------    ----------------------------------
                                          Shares             Amount            Shares              Amount
-------------------------------------------------------------------    ----------------------------------
Shares sold                            1,742,931      $  15,013,335         3,291,894       $  30,271,749
Share issued in connection with
  the acquisition of Advantage Fund       --                 --             3,398,645          28,956,459
Shares issued to shareholders
 in reinvestment of distributions        885,494          7,626,737         1,143,435           9,961,921
Shares reacquired                    (11,607,867)       (99,999,564)      (20,493,625)       (178,612,133)
                                     -----------       ------------        ----------       -------------
    Net decrease                      (8,979,442)      $(77,359,492)      (12,659,651)      $(109,422,004)
                                     ===========       ============        ==========       =============

Class C Shares
                                   Year Ended March 31, 1997           Year Ended March 31, 1996
                                   --------------------------------    ----------------------------------
                                          Shares             Amount            Shares              Amount
-------------------------------------------------------------------    ----------------------------------
Shares sold                            1,159,265        $10,015,620         1,614,476         $14,148,541
Shares issued to shareholders
 in reinvestment of distributions         69,652            600,563            49,315             431,453
Shares reacquired                       (890,281)        (7,674,507)       (1,029,259)         (8,984,588)
                                      ----------        -----------        ----------         -----------
    Net increase                         338,636        $ 2,941,676           634,532         $ 5,595,406
                                      ==========        ===========        ==========         ===========

(6) Line of Credit
The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the year ended March 31, 1997, was $4,166.


(7) Financial Instruments
The Fund invests in indexed securities whose value may be linked to interest rates, commodities, indices, or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at March 31, 1997:


                                                                     Principal Amount                               Unrealized
Description                                               Index         (000 Omitted)              Value          Appreciation
--------------------------------------------------------------------------------------------------------------------------------
Rio Grande Valley, TX, Health
  Facilities Development Corp.,
  MBIA, 8.1074s, 2015                                J.J. Kenny                $2,800         $2,881,844              $115,080
                                                                                                                      ========

(8) Acquisitions
At the close of business on April 28, 1995, the Fund acquired all of the assets and liabilities of The National Portfolio, a series of The Advantage Municipal Bond Fund (The Advantage Fund). The acquisition was accomplished by a tax-free exchange of 3,398,645 Class B shares of the Fund (valued at $28,956,459) for the 3,122,374 shares of The Advantage Fund. The Advantage Fund's net assets on that date ($28,956,459), including $1,484,799 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets for Class B shares after the acquisition were $473,464,579.

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Municipal Series Trust and Shareholders of MFS Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Fund (one of the series constituting MFS Municipal Series Trust) as of March 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended March 31, 1997 and 1996, and the financial highlights for each of the years in the three-year period ended March 31, 1997, the four-month period ended March 31, 1994, and each of the years in the seven-year period ended November 30, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at March 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Municipal Income Fund at March 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 25, 1997

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) MUNICIPAL INCOME FUND

TRUSTEES                                                  ASSISTANT SECRETARY
A. Keith Brodkin* - Chairman and President                James R. Bordewick, Jr.*
Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991),                CUSTODIAN
Massachusetts Financial Services Company;                 State Street Bank and Trust Company
Director, Cambridge Bancorp;
Director, Cambridge Trust Company                         AUDITORS
Marshall N. Cohan - Private Investor                      Deloitte & Touche LLP
Lawrence H. Cohn, M.D. - Chief of Cardiac
Surgery, Brigham and Women's Hospital;                    INVESTOR INFORMATION
Professor of Surgery, Harvard Medical School              For MFS stock and bond market outlooks,
The Hon. Sir J. David Gibbons, KBE - Chief                call toll free: 1-800-637-4458 anytime from
Executive Officer, Edmund Gibbons Ltd.;                   a touch-tone telephone.
Chairman, Bank of N.T. Butterfield & Son Ltd.
Abby M. O'Neill - Private Investor;                       For information on MFS mutual funds,
Director, Rockefeller Financial Services, Inc.            call your financial adviser or, for an
(investment advisers)                                     information kit, call toll free:
Walter E. Robb, III - President and Treasurer,            1-800-637-2929 any business day from
Benchmark Advisors, Inc. (corporate financial             9 a.m. to 5 p.m. Eastern time (or leave
consultants); President, Benchmark Consulting             a message anytime).
Group, Inc. (office services); Trustee,
Landmark Funds (mutual funds)                             INVESTOR SERVICE
Arnold D. Scott* - Senior Executive Vice                  MFS Service Center, Inc.
President, Director and Secretary,                        P.O. Box 2281
Massachusetts Financial Services Company                  Boston, MA 02107-9906
Jeffrey L. Shames* - President and Director,
Massachusetts Financial Services Company                  For general information, call toll free:
J. Dale Sherratt - President, Insight Resources, Inc.     1-800-225-2606 any business day from
(acquisition planning specialists)                        8 a.m. to 8 p.m. Eastern time.
Ward Smith  - Former Chairman (until 1994),
NACCO Industries; Director, Sundstrand                    For service to speech- or hearing-impaired,
Corporation                                               call toll free: 1-800-637-6576 any business
                                                          day from 9 a.m. to 5 p.m. Eastern time.
INVESTMENT ADVISER                                        (To use this service, your phone must be equipped
Massachusetts Financial Services Company                  with a Telecommunications Device for the Deaf.)
500 Boylston Street
Boston, MA 02116-3741                                     For share prices, account balances and
                                                          exchanges, call toll free: 1-800-MFS-TALK
DISTRIBUTOR                                               (1-800-637-8255) anytime from a touch-tone
MFS Fund Distributors, Inc.                               telephone.
500 Boylston Street
Boston, MA 02116-3741                                     WORLD WIDE WEB
                                                          www.mfs.com
PORTFOLIO MANAGER
Geoffrey L. Schecter                                                    For the third year in a row,
                                                          [DALBAR         MFS earned a #1 ranking in the
TREASURER                                                 LOGO]          DALBAR, Inc. Broker/Dealer
W. Thomas London*                                                       Survey, Main Office Operations
                                                                       Service Quality Category. The
ASSISTANT TREASURER                                       firm achieved a 3.48 overall score on a
James O. Yost*                                            scale of 1 to 4 in the 1996 survey. A total
                                                          of 110 firms responded, offering input on the
SECRETARY                                                 quality of service they received from 29
Stephen E. Cavan*                                         mutual fund companies nationwide. The survey
                                                          contained questions about service quality in
                                                          15 categories, including "knowledge of phone
                                                          service contracts," "accuracy of transaction
                                                          processing," and "overall ease of doing
*Affiliated with the Investment Adviser                   business with the firm."

MFS(R) MUNICIPAL                                         -------------
INCOME FUND        [DALBAR                               BULK RATE
                    LOGO]                                U.S. POSTAGE
                                                         P A I D
                                                         PERMIT #55638
500 Boylston Street                                      BOSTON, MA
Boston, MA 02116-3741                                    -------------



[LOGO]
WE INVENTED THE MUTUAL FUND(SM)


                                                   MMI-2 5/97 25M 02/202/302

(C) 1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                     PART C

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

               (A)  *FINANCIAL STATEMENTS INCLUDED IN PART A:

                    MFS MUNICIPAL SERIES TRUST (ALL SERIES)

                        *Financial Highlights for a share of beneficial interest of:

                        each of the California, Maryland, Massachusetts, North Carolina, South Carolina, Virginia and West Virginia Funds throughout the ten-year period ended March 31, 1997;


                        each of the Georgia and New York Funds throughout the period from the commencement of investment operations, June 6, 1988, to March 31, 1997;


                        the Tennessee Fund throughout the period from the commencement of investment operations, August 12, 1988, to March 31, 1997;

                        the Alabama Fund throughout the period from the commencement of investment operations, February 1, 1990, to March 31, 1997;

                        each of the Arkansas and Florida Funds throughout the period from the commencement of investment operations, February 3, 1992, to March 31, 1997;

                        the Mississippi Fund throughout the period from the commencement of investment operations, August 6, 1992, to March 31, 1997;

                        the Pennsylvania Fund throughout the period from the commencement of investment operations, February 1, 1993, to March 31, 1997;

                        the MFS Municipal Income Fund throughout the ten-year period ended March 31, 1997.

                    FINANCIAL STATEMENTS INCLUDED IN PART B:

                    MFS MUNICIPAL SERIES TRUST (ALL SERIES)


                        At March 31, 1997:

                             Portfolio of Investments*
                             Statement of Assets and Liabilities*


                        For the two years ended March 31, 1997:
                             Statement of Changes in Net Assets*

                        For the year ended March 31, 1997:
                             Statement of Operations*

----------------------------

* Incorporated herein by reference to the Funds' Annual Reports to Shareholders dated March 31, 1997 which were filed with the Securities and Exchange Commission ("SEC") via EDGAR on June 10, 1997.


               (B)  EXHIBITS

                     1 Amended and Restated Declaration of Trust, dated February 3, 1995. (1)

                     2     Amended and Restated By-Laws, dated December 14,
                           1994. (1)

                     3     Not Applicable.

                     4     Form of Share Certificate for Class A, B and C
                           Shares.  (4)

                     5 (a) Investment Advisory Agreement, dated August 24,
                           1984 for all series other than Arkansas, California, Florida, Louisiana*, Mississippi, Pennsylvania, Texas*, Washington*, and MFS Municipal Income Fund.
                           (4)

                       (b) Investment Advisory Agreement, dated February 1,
                           1992, for the MFS Arkansas Municipal Bond Fund. (4)

                       (c) Investment Advisory Agreement, dated February 1,
                           1992, for the MFS Florida Municipal Bond Fund. (4)

                       (d) Investment Advisory Agreement, dated February 1,
                           1992, for the MFS Texas Municipal Bond Fund*. (4)

                       (e) Investment Advisory Agreement, dated August 1, 1992,
                           for the MFS Mississippi Municipal Bond Fund. (4)

------------------
*No longer in existence

                       (f) Investment Advisory Agreement, dated August 1, 1992,
                           for the MFS Washington Municipal Bond Fund*. (4)

                       (g) Investment Advisory Agreement, dated February 1,
                           1993, for MFS Louisiana Municipal Bond Fund*. (4)

                       (h) Investment Advisory Agreement, dated February 1,
                           1993, for MFS Pennsylvania Municipal Bond Fund. (4)

                       (i) Investment Advisory Agreement, dated September 1,
                           1993, for MFS California Municipal Bond Fund. (4)

                       (j) Investment Advisory Agreement, dated September 1,
                           1993, for the MFS Municipal Income Fund. (4)

                     6 (a) Amended and Restated Distribution Agreement for the
                           MFS Municipal Series Trust, dated January 1,
                           1995. (1)


                       (b) Dealer Agreement between MFS Fund Distributors, Inc.
                           ("MFD") and a dealer and The Mutual Fund Agreement between MFD and a bank or NASD affiliate, as amended on April 11, 1997. (7)

                     7 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991. (4)

                     8 (a) Custodian Agreement, dated June 15, 1988.  (4)

                       (b) Amendment to Custodian Agreement, dated June 15,
                           1988. (4)

                       (c) Amendment to Custodian Agreement, dated August 9,
                           1989. (4)

                       (d) Amendment to Custodian Agreement, dated October 1,
                           1989. (4)

                       (e) Amendment No. 3 to the Custodian Agreement, dated
                           October 9, 1991. (4)

                     9 (a) Shareholder Servicing Agent Agreement, dated August
                           1, 1985.  (4)


                       (b) Amendment to Shareholder Servicing Agreement, dated
                           January 1, 1997; filed herewith.


                       (c) Exchange Privilege Agreement, dated September 1,
                           1993. (4)


                       (d) Loan Agreement by and among the banks named therein,
                           The MFS Funds Named Therein, and The First National Bank of Boston as Agent, dated February 21, 1995. (3)

                       (e) Third Amendment dated February 14, 1997 to Loan
                           Agreement dated February 21, 1995 by and among the Banks named therein and The First National Bank of Boston. (8)

                       (f) Master Administrative Services Agreement dated March
                           1, 1997. (9)


                       (g) Dividend Disbursing Agency Agreement, dated February
                           1, 1986. (4)

                    10 Opinion and Consent of Counsel previously filed on May 23, 1997 with Rule 24f-2 Notice for the fiscal year ended March 31, 1997.

                    11     Consent of Deloitte & Touche LLP; filed herewith.


                    12     Not Applicable.

                    13     Investment Representation Letter.  (4)

                    14     Not Applicable.


                    15 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 1, 1997. (5)


                    16 Schedule of Computation for Performance Quotations - Average Annual Total Rate of Return, Aggregate Total Rate of Return, Distribution Rate, Tax-Equivalent Yield and Yield. (1)


                    17 Financial Data Schedule for all Series; filed herewith.


                    18 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940. (6)

                           Power of Attorney, dated August 11, 1994. (2)

-------------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the SEC via EDGAR on February 22, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the SEC via EDGAR on May 31, 1995.
(3) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(4) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the SEC via EDGAR on July 28, 1995.

(5) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 27 filed with the SEC via EDGAR on December 27, 1996.

(6) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.

(7) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 24 filed with the SEC via EDGAR on May 29, 1997.
(8) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on June 26, 1997.
(9) Incorporated by reference to MFS/Sun Life Series Trust (File Nos. 2-83616 and 811-3732) Post-Effective Amendment No. 19 filed with the SEC via EDGAR on March 18, 1997.


ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

               Not applicable.

ITEM 26.       NUMBER OF HOLDERS OF SECURITIES

                     (1)                                        (2)
               TITLE OF CLASS                         NUMBER OF RECORD HOLDERS

                                                          (As of June 30, 1997)


                                                           CLASS A SHARES


               Shares of Beneficial Interest    Alabama Series                       1,250
                  (without par value)           Arkansas Series                      2,881
                                                California Series                    3,786
                                                Florida Series                       1,418
                                                Georgia Series                       1,432
                                                Maryland Series                      3,552
                                                Massachusetts Series                 4,258
                                                Mississippi Series 1,659
                                                New York Series                      2,858
                                                North Carolina Series                8,352
                                                Pennsylvania Series                    632
                                                South Carolina Series                3,127
                                                Tennessee Series   2,147
                                                Virginia Series                      8,312
                                                West Virginia Series                 2,871
                                                MFS Municipal Income Fund            4,759


                                                         CLASS B SHARES


               Shares of Beneficial Interest    Alabama Series                         147
                  (without par value)           Arkansas Series                        165
                                                California Series                      740
                                                Florida Series                         269
                                                Georgia Series                         289
                                                Maryland Series                        570
                                                Massachusetts Series                   363
                                                Mississippi Series 263
                                                New York Series                        857
                                                North Carolina Series                  999
                                                Pennsylvania Series                    868
                                                South Carolina Series                  552
                                                Tennessee Series   292
                                                Virginia Series                        680
                                                West Virginia Series                   440
                                                MFS Municipal Income Fund            6,629


                                                         CLASS C SHARES


               Shares of Beneficial Interest    California Series                       95
                  (without par value)           North Carolina Series                  201
                                                Virginia Series                         98
                                                MFS Municipal Income Fund              502


ITEM 27.       INDEMNIFICATION

               Reference is hereby made to (a) Article V of Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 26 to its Registration Statement; (b) Section 4 of the Distribution Agreement between Registrant and MFS Fund Distributors, Inc., filed as an Exhibit to Post-Effective Amendment No. 26; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement as initially filed.


               The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor will be insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940 as amended.


ITEM 28.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


               MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, The MFS Series Trust (which has one series: MFS Aggressive Small Cap Equity Fund), MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Aggressive Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International
Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series: MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series:
MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value
Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign & Colonial International Growth Fund and MFS/Foreign & Colonial International Growth and Income Fund), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

               MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST"). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

               In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

               Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each of the aforementioned funds is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

               MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

               MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund and MFS Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

               MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

               MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

               Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

               MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

               MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

               MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

               MFS

               The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, Donald A. Stewart and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., Patricia A. Zlotin, John W. Ballen, Thomas J. Cashman, Jr., Joseph W. Dello Russo and Kevin R. Parke are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

               MASSACHUSETTS INVESTORS TRUST
               MASSACHUSETTS INVESTORS GROWTH STOCK FUND
               MFS GROWTH OPPORTUNITIES FUND
               MFS GOVERNMENT SECURITIES FUND
               MFS SERIES TRUST I
               MFS SERIES TRUST V
               MFS SERIES TRUST VI
               MFS SERIES TRUST X
               MFS GOVERNMENT LIMITED MATURITY FUND

               A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

               MFS SERIES TRUST II

               A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS GOVERNMENT MARKETS INCOME TRUST
               MFS INTERMEDIATE INCOME TRUST

               A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS SERIES TRUST III

               A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS SERIES TRUST IV
               MFS SERIES TRUST IX

               A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS SERIES TRUST VII

               A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS SERIES TRUST VIII

               A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS MUNICIPAL SERIES TRUST

               A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David R. King, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS VARIABLE INSURANCE TRUST
               MFS UNION STANDARD TRUST
               MFS INSTITUTIONAL TRUST

               A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS MUNICIPAL INCOME TRUST

               A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS MULTIMARKET INCOME TRUST
               MFS CHARTER INCOME TRUST

               A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS SPECIAL VALUE TRUST

               A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS/SUN LIFE SERIES TRUST

               John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

               MONEY MARKET VARIABLE ACCOUNT
               HIGH YIELD VARIABLE ACCOUNT
               CAPITAL APPRECIATION VARIABLE ACCOUNT
               GOVERNMENT SECURITIES VARIABLE ACCOUNT
               TOTAL RETURN VARIABLE ACCOUNT
               WORLD GOVERNMENTS VARIABLE ACCOUNT
               MANAGED SECTORS VARIABLE ACCOUNT

               John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

               MIL

               A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Thomas J. Cashman, Jr., an Executive Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph
W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

               MIL-UK

               A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, James E. Russell is the Treasurer, and Robert
T. Burns is the Assistant Secretary.

               MIL FUNDS

               A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

               MFS MERIDIAN FUNDS

               A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary and James O. Yost is the Assistant Treasurer.

               MFD

               A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

               CIAI

               A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

               MFSC

               A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

               MFSI

               A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke (who is an Executive Vice President of
MFS) are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

               RSI

               William W. Scott, Jr. and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli and Martin E. Beaulieu are Senior Vice Presidents.

               In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

               A. Keith Brodkin               Director, Sun Life Assurance Company of Canada
                                                (U.S.), One Sun Life Executive Park,
                                                Wellesley Hills, Massachusetts
                                              Director, Sun Life Insurance and Annuity
                                                Company of New York, 67 Broad Street, New
                                                York, New York

               Donald A. Stewart              President and a Director, Sun Life Assurance
                                                Company of Canada, Sun Life Centre, 150 King
                                                Street West, Toronto, Ontario, Canada (Mr.
                                                Stewart is also an officer and/or Director
                                                of various subsidiaries and affiliates of
                                                Sun Life)

               John D. McNeil                 Chairman, Sun Life Assurance Company of
                                                Canada, Sun Life Centre, 150 King Street
                                                West, Toronto, Ontario, Canada (Mr. McNeil
                                                is also an officer and/or Director of
                                                various subsidiaries and affiliates of Sun
                                                Life)

               Joseph W. Dello Russo          Director of Mutual Fund Operations, The Boston
                                                Company, Exchange Place, Boston,
                                                Massachusetts (until August, 1994)


ITEM 29.       DISTRIBUTORS

               (a)  Reference is hereby made to Item 28 above.

               (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

               (c)  Not applicable.

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

               The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                            NAME                                 ADDRESS
                            ----                                 -------

               Massachusetts Financial Services          500 Boylston Street
                 Company (investment adviser)            Boston, MA  02116

               MFS Fund Distributors, Inc.               500 Boylston Street
                 (principal underwriter)                 Boston, MA  02116

               State Street Bank and                     State Street South
                 Trust Company (custodian)               5 - West
                                                         North Quincy, MA  02171

               MFS Service Center, Inc.                  500 Boylston Street
                 (transfer agent)                        Boston, MA  02116

ITEM 31.       MANAGEMENT SERVICES

               Not applicable.

ITEM 32.       UNDERTAKINGS

               (a) Not applicable.

               (b) Not applicable.

               (c) The Registrant undertakes to furnish each person to whom a prospectus of a series of the Registrant is delivered with a copy of that series' latest annual report to shareholders upon request and without charge.


               (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 9th day of July, 1997.

                                              MFS MUNICIPAL SERIES TRUST


                                              By:      JAMES R. BORDEWICK, JR.
                                              --------------------------------
                                              Name:    James R. Bordewick, Jr.
                                              Title:   Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on July 9, 1997.

          SIGNATURE                         TITLE


A. KEITH BRODKIN*              Chairman, President (Principal
------------------------        Executive Officer) and Trustee
A. Keith Brodkin


W. THOMAS LONDON*              Treasurer (Principal Financial Officer
------------------------        and Principal Accounting Officer)
W. Thomas London


RICHARD B. BAILEY*             Trustee
------------------------
Richard B. Bailey


MARSHALL N. COHAN*             Trustee
------------------------
Marshall N. Cohan


LAWRENCE H. COHN*              Trustee
------------------------
Lawrence H. Cohn


SIR J. DAVID GIBBONS*          Trustee
------------------------
Sir J. David Gibbons

ABBY M. O'NEILL*               Trustee
------------------------
Abby M. O'Neill


WALTER E. ROBB, III*           Trustee
------------------------
Walter E. Robb, III


ARNOLD D. SCOTT*               Trustee
------------------------
Arnold D. Scott


JEFFREY L. SHAMES*             Trustee
------------------------
Jeffrey L. Shames


J. DALE SHERRATT*              Trustee
------------------------
J. Dale Sherratt


WARD SMITH*                    Trustee
------------------------
Ward Smith


                                          *By:     JAMES R. BORDEWICK, JR.
                                          -------------------------------------
                                          Name:    James R. Bordewick, Jr.,
                                                    as Attorney-in-fact

                                          Executed by James R. Bordewick, Jr.
                                          on behalf of those indicated pursuant
                                          to a Power of Attorney dated
                                          August 11, 1994 and filed with the
                                          Securities and Exchange Commission
                                          on May 31, 1995 with Post-Effective
                                          Amendment No. 27.

                                INDEX TO EXHIBITS


EXHIBIT NO.                      DESCRIPTION OF EXHIBIT                 PAGE NO.
-----------                      ----------------------                 --------

   9   (b)       Amendment to Shareholder Servicing Agreement, dated
                   January 1, 1997.

  11             Consent of Deloitte & Touche LLP.

  17             Financial Data Schedule for all Series.